UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: March 31, 2011

Date of reporting period: June 30, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

Security	Principal	Value

MUNICIPAL BONDS & NOTES—97.57%

ARIZONA—4.95%
Maricopa County Community College District, General Obligations Unlimited
5.00%, 07/01/12	$220,000	$239,657
Maricopa County, Chandler Unified School District No. 80, General Obligations Unlimited (NPFGC Insured)
4.70%, 07/01/12	250,000	270,427
Phoenix Civic Improvement Corp. Transportation Excise Tax Revenue (AMBAC Insured)
5.25%, 07/01/12	225,000	243,587

		753,671
CALIFORNIA—11.99%
California State Economic Recovery, General Obligations Unlimited, Series A
5.25%, 07/01/12	220,000	239,089
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured)
5.00%, 07/01/12	100,000	108,182
California State, General Obligations Unlimited
5.00%, 06/01/12	50,000	53,658
Chabot-Las Positas Community College District, General Obligations Unlimited (AMBAC Insured)
4.00%, 08/01/12	100,000	106,002
East Bay Municipal Utility District Water System Revenue (AGM Insured)
5.00%, 06/01/12	125,000	135,689
Eastern Municipal Water District California Water & Sewer Certificates Partnership, Certificates of Participation, Series A (NPFGC Insured)
5.00%, 07/01/12	300,000	324,798
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series A (AGC Insured)
5.00%, 07/01/12	205,000	222,716
Los Angeles Department of Water & Power Revenue, Subseries A-1 (AMBAC Insured)
3.50%, 07/01/12	185,000	194,714
Los Angeles Department of Water & Power Revenue, Subseries A-1 (NPFGC Insured)
5.00%, 07/01/12	100,000	108,767
Los Angeles Unified School District, General Obligations Unlimited, Series B (AMBAC Insured)
5.00%, 07/01/12	150,000	161,463
Los Angeles Unified School District, General Obligations Unlimited, Series KRY
4.00%, 07/01/12	160,000	169,069

		1,824,147

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

COLORADO—4.04%
Colorado Department of Transportation Revenue
5.25%, 06/15/12	220,000	239,782
Platte River Power Authority, Colorado Power Revenue, Series EE Prerefunded 6/01/12
5.38%, 06/01/16	150,000	164,050
Regional Transportation District, Colorado Certificates of Participation, Series A (AMBAC Insured)
4.50%, 06/01/12	200,000	211,094

		614,926
CONNECTICUT—1.81%
Connecticut State, General Obligations Unlimited, Series B Prerefunded 6/15/12
5.50%, 06/15/18	250,000	274,752

		274,752
DISTRICT OF COLUMBIA—1.04%
District of Columbia, General Obligations Unlimited, Series B (NPFGC Insured)
6.00%, 06/01/12	145,000	158,499

		158,499
FLORIDA—4.32%
Citizens Property Insurance Corp. Revenue
4.38%, 06/01/12	75,000	77,837
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A
5.00%, 07/01/12	220,000	232,760
Florida State Board of Education Lottery Revenue, Series A (AMBAC Insured)
5.25%, 07/01/12	220,000	238,814
Florida State Department Environmental Protection Preservation Revenue, Series B (NPFGC Insured)
5.00%, 07/01/12	100,000	108,307

		657,718
GEORGIA—3.36%
Georgia State, General Obligations Unlimited, Series D Prerefunded 8/01/12
5.00%, 08/01/15	250,000	273,483
Metropolitan Atlanta Rapid Transit Authority, Georgia Sales Tax Revenue, Series A (AMBAC Insured)
5.00%, 07/01/12	220,000	238,229

		511,712
HAWAII—1.43%
Hawaii State, General Obligations Unlimited, Series DG (AMBAC Insured)
5.00%, 07/01/12	200,000	217,576

		217,576
ILLINOIS—0.98%
Illinois State, General Obligations Unlimited, First Series (NPFGC Insured)
5.25%, 08/01/12	140,000	149,715

		149,715
IOWA—1.80%
Iowa Finance Authority Revenue
5.25%, 08/01/12	250,000	273,285

		273,285

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

LOUISIANA—1.57%
Louisiana State, General Obligations Unlimited, Series B (CIFG Insured)
5.00%, 07/15/12	220,000	238,267

		238,267
MARYLAND—6.59%
Baltimore County, Maryland, General Obligations Unlimited
5.00%, 08/01/12	300,000	328,164
Frederick County Maryland, General Obligations Unlimited
3.50%, 06/01/12	250,000	264,468
Maryland State, General Obligations Unlimited, Second Series
5.50%, 07/15/12	200,000	220,460
Montgomery County, Maryland, General Obligations Unlimited, Series A
5.00%, 06/01/12	175,000	190,243

		1,003,335
MASSACHUSETTS—7.19%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A
5.25%, 07/01/12	150,000	163,961
Massachusetts State, General Obligations Limited
5.00%, 07/01/12	200,000	217,116
Massachusetts State, General Obligations Limited, Series D (NPFGC Insured) Prerefunded 08/01/12
5.38%, 08/01/20	500,000	549,155
Massachusetts State, General Obligations Limited, Series D Prerefunded 8/01/12
5.38%, 08/01/19	150,000	164,747

		1,094,979
MICHIGAN—0.85%
Michigan Municipal Bond Authority Revenue (AGM Insured)
5.00%, 06/01/12	120,000	128,614

		128,614
MINNESOTA—1.51%
Nobles County, Minnesotta, General Obligations Unlimited, Series C
3.00%, 08/01/12	220,000	230,179

		230,179
NEVADA—1.37%
Clark County, Nevada, General Obligations Limited, Series A
3.00%, 06/01/12	200,000	207,838

		207,838
NEW HAMPSHIRE—1.14%
Manchester, New Hampshire School Facilities Revenue (NPFGC Insured)
5.25%, 06/01/12	160,000	174,251

		174,251
NEW JERSEY—6.82%
Middlesex County, New Jersey, General Obligations Unlimited
4.00%, 06/01/12	100,000	106,681

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

New Jersey State Educational Facilities Authority Revenue, Series K
3.30%, 07/01/12	200,000	211,228
New Jersey State, General Obligations Unlimited (FGIC Insured) Prerefunded 08/01/12
5.00%, 08/01/22	130,000	142,238
New Jersey Transportation Trust Fund Authority Revenue, Series C ETM
5.00%, 06/15/12	305,000	332,179
New Jersey Water Supply Authority Revenue, (NPFGC Insured)
5.00%, 08/01/12	225,000	245,153

		1,037,479
NEW MEXICO—1.43%
New Mexico Finance Authority State Transportation Revenue, Series B (AMBAC Insured)
5.00%, 06/15/12	200,000	216,930

		216,930
NEW YORK—11.30%
Long Island Power Authority Revenue, Series B
5.25%, 06/01/12	150,000	162,434
New York City, General Obligations Unlimited, Series E
5.00%, 08/01/12	300,000	326,046
New York City, General Obligations Unlimited, Series G (XLCA Insured)
5.50%, 08/01/12	275,000	301,172
New York City, General Obligations Unlimited, Series K
4.00%, 08/01/12	160,000	170,587
New York State Dormitory Authority Revenue, Series A (NPFGC Insured)
5.00%, 07/01/12	250,000	270,090
New York State Dormitory Authority Revenue, Series B
5.00%, 07/01/12	250,000	272,338
Newark Central School District, General Obligations Unlimited (NPFGC Insured-FGIC)
5.00%, 06/15/12	200,000	216,680

		1,719,347
OHIO—3.01%
Ohio State, General Obligations Unlimited (AGM Insured)
5.00%, 08/01/12	220,000	239,892
University of Cincinnati General Receipts Revenue, Series F Prerefunded 6/01/12
5.38%, 06/01/16	200,000	218,588

		458,480
OKLAHOMA—0.57%
Grand River Dam Authority Revenue, Series A (AGM Insured)
5.00%, 06/01/12	80,000	86,422

		86,422
PENNSYLVANIA—1.77%
Delaware Valley Regional Financial Authority Revenue
5.50%, 07/01/12	250,000	269,863

		269,863

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

PUERTO RICO—6.87%
Puerto Rico Commonwealth, General Obligations Unlimited (FGIC Insured)
5.50%, 07/01/12	220,000	234,417
Puerto Rico Commonwealth, General Obligations Unlimited, Series A Prerefunded 07/01/12
5.00%, 07/01/27	400,000	436,076
Puerto Rico Electric Power Authority Power Revenue, Series II (XLCA Insured) Prerefunded 07/01/12
5.25%, 07/01/22	195,000	215,491
Puerto Rico Public Buildings Authority Revenue Guaranteed (Commonwealth GTD Insured)
5.50%, 07/01/12	150,000	159,602

		1,045,586
TEXAS—2.25%
Austin Independent School District, General Obligations Unlimited (NPFGC Insured)
4.25%, 08/01/12	100,000	107,295
San Antonio, Texas, General Obligations Limited
5.25%, 08/01/12	215,000	235,646

		342,941
UTAH—1.00%
Intermountain Power Agency, Utah Power Supply Revenue, Series A
5.25%, 07/01/12	140,000	152,002

		152,002
VIRGINIA—2.58%
Virginia Public Building Authority Public Facilities Revenue, Series A
5.00%, 08/01/12	115,000	125,574
Virginia Public School Authority Revenue (State Aid Withholding Insured)
4.00%, 07/15/12	250,000	267,750

		393,324
WASHINGTON—1.54%
Energy Northwest Washington Electric Revenue, Series A
5.00%, 07/01/12	100,000	108,684
Washington State, General Obligations Unlimited, Series B
5.00%, 07/01/12	115,000	125,082

		233,766
WEST VIRGINIA—0.71%
West Virginia State, General Obligations Unlimited (NPFGC Insured-FGIC)
5.00%, 06/01/12	100,000	108,370

		108,370
WISCONSIN—1.78%
Wisconsin State Clean Water Revenue, Series 3
5.00%, 06/01/12	250,000	270,975

		270,975
TOTAL MUNICIPAL BONDS & NOTES

(Cost: $14,786,063)		14,848,949

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2012 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.84%

MONEY MARKET FUNDS—0.84%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.15%(a)(b)	127,680	127,680

		127,680
TOTAL SHORT-TERM INVESTMENTS

(Cost: $127,680)		127,680

TOTAL INVESTMENTS IN SECURITIES—98.41%
(Cost: $14,913,743)		14,976,629
Other Assets, Less Liabilities—1.59%		242,033

NET ASSETS—100.00%		$15,218,662

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp. Financial Group Inc.

CIFG—CDC IXIS Financial Guaranty

ETM—Escrowed to Maturity

FGIC—Financial Guaranty Insurance Co.

GTD—Guaranteed Bond

NPFGC—National Public Finance Guarantee Corp.

XLCA—XL Capital Assurance Inc.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

Security	Principal	Value

MUNICIPAL BONDS & NOTES—97.78%

ALASKA—2.07%
Anchorage, Alaska, General Obligations Unlimited, Series D (AMBAC Insured)
4.50%, 08/01/13	$285,000	$314,623

		314,623
ARIZONA—5.03%
Arizona State Transportation Board Highway Revenue, Subseries A
5.25%, 07/01/13	150,000	169,002
Maricopa County, Chandler Unified School District No. 80, General Obligations Unlimited (AGM Insured)
4.00%, 07/01/13	100,000	109,132
Maricopa County, Peoria Unified School District No. 11, General Obligations Limited (AGM Insured)
5.00%, 07/01/13	125,000	138,655
Phoenix, Arizona, General Obligations Unlimited, Series A
5.00%, 07/01/13	210,000	235,584
Tucson, Arizona Water Revenue, Series A (NPFGC Insured-FGIC)
5.00%, 07/01/13	100,000	111,018

		763,391
CALIFORNIA—18.41%
California State Economic Recovery, General Obligations Unlimited, Series A
5.25%, 07/01/13	110,000	122,479
California State Economic Recovery, General Obligations Unlimited, Series A (NPFGC Insured)
5.25%, 07/01/13	110,000	122,479
California State, General Obligations Unlimited
5.00%, 06/01/13	260,000	285,152
California Statewide Communities Development Authority Revenue
5.00%, 06/15/13	700,000	757,925
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue (NPFGC Insured)
5.25%, 07/01/13	200,000	224,702
Los Angeles Department of Water & Power Revenue, Subseries A-1 (NPFGC Insured)
5.00%, 07/01/13	250,000	279,667
Los Angeles Unified School District, General Obligations Unlimited, Series A (AGM Insured) Prerefunded 07/01/13
5.00%, 07/01/24	260,000	292,419
Los Angeles Unified School District, General Obligations Unlimited, Series A (NPFGC Insured) Prerefunded 07/01/13
5.00%, 01/01/28	125,000	140,586

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

Los Angeles Unified School District, General Obligations Unlimited, Series KRY
5.00%, 07/01/13	100,000	110,084
Morgan Hill Unified School District, General Obligations Unlimited (AMBAC Insured)
5.00%, 08/01/13	150,000	168,159
Sacramento County, California Airport System Revenue, Series B
5.00%, 07/01/13	165,000	181,695
San Jose Unified School District, General Obligations Unlimited, Series C (NPFGC Insured-FGIC)
4.00%, 08/01/13	100,000	108,403

		2,793,750
COLORADO—3.06%
Colorado Department of Transportation Revenue, Series B (NPFGC Insured)
5.50%, 06/15/13	410,000	464,022

		464,022
DELAWARE—1.00%
Delaware Transportation Authority Revenue (NPFGC Insured)
5.00%, 07/01/13	135,000	151,276

		151,276
DISTRICT OF COLUMBIA—0.74%
District of Columbia, General Obligations Unlimited, Series B (AMBAC Insured)
5.00%, 06/01/13	100,000	111,796

		111,796
FLORIDA—4.59%
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A
5.00%, 07/01/13	150,000	160,603
Florida State Board of Education Lottery Revenue, Series C
4.00%, 07/01/13	125,000	135,104
Florida State Board of Education, General Obligations Unlimited, Series B
5.25%, 06/01/13	110,000	123,271
Florida State Department Environmental Protection Preservation Revenue, Series A (AMBAC Insured)
5.00%, 07/01/13	250,000	278,180

		697,158
GEORGIA—1.48%
Gwinnett County Water & Sewerage Authority Revenue
4.00%, 08/01/13	205,000	224,647

		224,647
HAWAII—0.74%
Honolulu, Hawaii City & County, General Obligations Unlimited, Series B (NPFGC Insured)
5.00%, 07/01/13	100,000	112,056

		112,056
ILLINOIS—1.51%
Chicago Transit Authority Capital Grant Receipts Revenue (AMBAC Insured)
5.25%, 06/01/13	210,000	229,238

		229,238

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

MARYLAND—1.55%
Maryland State, General Obligations Unlimited, Series A
3.00%, 08/15/13	220,000	234,802

		234,802
MASSACHUSETTS—3.86%
Massachusetts State Water Resources Authority Revenue, Series A (NPFGC Insured)
5.25%, 08/01/13	150,000	169,387
Massachusetts State, General Obligations Limited, Series D
4.38%, 08/01/13	250,000	275,120
Massachusetts State, General Obligations Unlimited, Series A
5.25%, 08/01/13	125,000	140,831

		585,338
NEVADA—2.19%
Clark County School District, General Obligations Limited, Series A (AGM Insured)
5.00%, 06/15/13	200,000	221,400
Las Vegas Valley Water District, General Obligations Limited, Series B
5.00%, 06/01/13	100,000	110,343

		331,743
NEW JERSEY—14.57%
New Jersey Economic Development Authority Revenue, Series F (FGIC Insured) Prerefunded 06/15/13
5.00%, 06/15/25	135,000	151,826
5.25%, 06/15/21	300,000	339,585
New Jersey Economic Development Authority Revenue, Series F Prerefunded 06/15/13
5.00%, 06/15/26	220,000	247,421
5.00%, 06/15/28	200,000	224,928
New Jersey State, General Obligations Unlimited, Series H
5.25%, 07/01/13	250,000	280,483
New Jersey Transportation Trust Fund Authority Revenue, Series C Prerefunded 06/15/13
5.50%, 06/15/22	690,000	786,083
Somerset County, New Jersey, General Obligations Unlimited, Series A
4.00%, 07/15/13	165,000	180,688

		2,211,014
NEW MEXICO—0.97%
New Mexico State Severance Tax Revenue, Series A-1
4.00%, 07/01/13	135,000	147,203

		147,203
NEW YORK—8.29%
New York City, General Obligations Unlimited, Series F
5.00%, 08/01/13	145,000	161,447
New York City, General Obligations Unlimited, Subseries C-1 (AGM Insured)
5.00%, 08/15/13	155,000	173,000
New York City, General Obligations Unlimited, Subseries J-1
5.00%, 08/01/13	200,000	222,686
New York State Dormitory Authority Revenue State Supported Debt Revenue
4.00%, 07/01/13	100,000	107,776

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue, Series A
5.00%, 06/15/13	330,000	369,914
New York State Municipal Bond Bank Agency Special School Purpose Revenue, Series C
5.50%, 06/01/13	200,000	223,906
		1,258,729
OHIO—7.96%
Columbus City School District, General Obligations Unlimited (FGIC Insured) Prerefunded 06/01/13
5.00%, 12/01/31	500,000	560,060
Ohio State Major New Street Infrastructure Project Revenue, Series 2007-1 (AGM Insured)
5.00%, 06/15/13	225,000	250,479
Ohio State Water Development Authority Water Pollution Control Revenue
5.00%, 06/01/13	105,000	117,367
Ohio State, General Obligations Unlimited, Series C
5.00%, 08/01/13	250,000	280,500
		1,208,406
PENNSYLVANIA—0.92%
Pennsylvania State, General Obligations Unlimited, First Series
5.00%, 07/01/13	125,000	140,031
		140,031

PUERTO RICO—3.18%
Puerto Rico Aqueduct & Sewer Authority Revenue, Series A
5.00%, 07/01/13	250,000	267,980
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC Insured)
5.50%, 07/01/13	200,000	214,886
		482,866
TEXAS—4.26%
Denton County, Texas, General Obligations Limited (NPFGC Insured)
4.00%, 07/15/13	150,000	163,175
El Paso Independent School District, General Obligations Unlimited
5.00%, 08/15/13	160,000	178,408
Mesquite Independent School District No. 1, General Obligations Unlimited (PSF-GTD Insured)
5.00%, 08/15/13	120,000	135,066
University of Texas Revenue, Series C
5.25%, 08/15/13	150,000	169,440
		646,089
UTAH—0.74%
Utah State, General Obligations Unlimited, Series A
5.00%, 07/01/13	100,000	112,437
		112,437

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

VIRGINIA—6.29%
Arlington County, Virginia, General Obligations Unlimited, Series D
3.00%, 08/01/13	200,000	212,900
Richmond, Virginia, General Obligations Unlimited, Series A (AGM Insured)
5.00%, 07/15/13	100,000	112,345
Virginia State Public Building Authority Revenue, Series A
5.00%, 08/01/13	300,000	337,284
Virginia State Public School Authority Revenue, Series B
5.00%, 08/01/13	135,000	151,778
Virginia State, General Obligations Unlimited, Series A
5.00%, 06/01/13	125,000	140,138
		954,445
WASHINGTON—3.55%
Energy Northwest Electric Revenue, Series A (NPFGC Insured)
5.25%, 07/01/13	255,000	286,980
Washington State, General Obligations Unlimited, Series 2010C
5.00%, 08/01/13	225,000	252,596
		539,576
WISCONSIN—0.82%
Wisconsin State Clean Water Revenue, Series 2 (NPFGC Insured)
5.50%, 06/01/13	110,000	124,197
		124,197
TOTAL MUNICIPAL BONDS & NOTES
(Cost: $14,751,930)		14,838,833

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.97%

MONEY MARKET FUNDS—0.97%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.15%(a)(b)	146,271	146,271
		146,271
TOTAL SHORT-TERM INVESTMENTS
(Cost: $146,271)		146,271
TOTAL INVESTMENTS IN SECURITIES—98.75%
(Cost: $14,898,201)		14,985,104
Other Assets, Less Liabilities—1.25%		190,227
NET ASSETS—100.00%		$15,175,331

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2013 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp. Financial Group Inc.

FGIC—Financial Guaranty Insurance Co.

GTD—Guaranteed Bond

NPFGC—National Public Finance Guarantee Corp.

PSF—Permanent School Fund

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

Security	Principal	Value

MUNICIPAL BONDS & NOTES—98.02%

ARIZONA—6.26%
Arizona State Transportation Board Excise Tax Revenue
5.00%, 07/01/14	$260,000	$295,987
Chandler, Arizona Excise Tax Revenue
2.25%, 07/01/14	200,000	207,388
Glendale Union High School District No. 205, General Obligations Unlimited (NPFGC Insured)
4.25%, 07/01/14	150,000	164,223
Maricopa County Unified School District No.11, General Obligations Unlimited (AGM Insured)
5.00%, 07/01/14	250,000	282,207

		949,805
CALIFORNIA—13.71%
California State Economic Recovery, General Obligations Unlimited, Series A
5.25%, 07/01/14	520,000	595,351
California State, General Obligation Unlimited
4.13%, 06/01/14	250,000	270,152
Desert Sands Unified School District, Election of 2001, General Obligations Unlimited, (AGM Insured)
5.00%, 06/01/14	100,000	113,200
Los Angeles Department of Water & Power Revenue, Series A
3.00%, 07/01/14	250,000	265,617
Los Angeles Unified School District, General Obligations Unlimited, Series I
5.00%, 07/01/14	250,000	279,530
Metropolitan Water District of Southern California Waterworks Revenue, Series A
5.00%, 07/01/14	180,000	205,970
Sacramento County, California Airport System Revenue, Series D (AGM Insured)
3.30%, 07/01/14	125,000	132,160
Sacramento Municipal Utility District Financing Authority Revenue (NPFGC Insured)
3.75%, 07/01/14	100,000	104,248
San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Series A (NPFGC Insured)
5.00%, 07/01/14	100,000	114,218

		2,080,446
COLORADO—0.76%
Colorado Department of Transportation Revenue, Series B (NPFGC Insured)
5.50%, 06/15/14	100,000	115,767

		115,767

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

DELAWARE—1.11%
New Castle County, General Obligations Unlimited, Series A
4.25%, 07/15/14	150,000	167,932

		167,932
FLORIDA—5.45%
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A
5.00%, 07/01/14	300,000	320,310
Florida State Board of Education Lottery Revenue, Series A (AMBAC Insured)
5.00%, 07/01/14	150,000	168,921
Florida State Department of Environmental Protection Preservation Revenue, Series B (NPFGC Insured)
5.00%, 07/01/14	300,000	337,842

		827,073
GEORGIA—3.26%
Georgia State, General Obligations Unlimited, Series C
5.50%, 07/01/14	200,000	233,512
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series A (NPFGC Insured-FGIC)
5.00%, 07/01/14	230,000	260,776

		494,288
HAWAII—1.88%
Hawaii State, General Obligations Unlimited, Series DG (AMBAC Insured)
5.00%, 07/01/14	250,000	285,755

		285,755
ILLINOIS—2.59%
Illinois State Sales Tax Revenue (AGM Insured)
5.00%, 06/15/14	200,000	226,456
Illinois State, General Obligations Unlimited (NPFGC Insured)
5.50%, 08/14/14	150,000	166,209

		392,665
INDIANA—4.68%
Indiana Transportation Finance Authority Highway Revenue, Series A (FGIC Insured) Prerefunded 06/01/14
5.13%, 06/01/29	115,000	132,455
5.25%, 06/01/29	500,000	578,275

		710,730
KENTUCKY—1.08%
Kentucky State Property & Buildings Commission Revenue, Series A
5.00%, 08/01/14	145,000	163,570

		163,570
MARYLAND—4.61%
Baltimore County, Maryland, General Obligations Unlimited
5.00%, 08/01/14	200,000	230,804
Frederick County, Maryland, General Obligations Unlimited
5.00%, 08/01/14	155,000	178,202
Maryland State, General Obligations Unlimited, Series B
5.25%, 08/15/14	250,000	290,715

		699,721

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

MASSACHUSETTS—7.67%
Massachusetts Bay Transportation Authority Revenue, Series A Prerefunded 07/01/14
5.25%, 07/01/15	100,000	116,165
Massachusetts School Building Authority Sales Tax Revenue, Series A (AGM Insured)
5.00%, 08/15/14	200,000	228,482
Massachusetts State Water Pollution Abatement Trust Revenue, Series 14
5.00%, 08/01/14	300,000	343,746
Massachusetts State Water Resources Authority Revenue, Series A (NPFGC Insured)
5.25%, 08/01/14	115,000	132,611
Massachusetts State, General Obligations Limited, Series A
5.00%, 08/01/14	200,000	228,306
Massachusetts State, General Obligations Unlimited, Series B
5.00%, 08/01/14	100,000	114,153

		1,163,463
MINNESOTA—1.89%
Minnesota State, General Obligations Unlimited
5.00%, 08/01/14	250,000	287,530

		287,530
NEVADA—1.88%
Clark County, Nevada, General Obligations Limited, Series B (AGM Insured)
5.00%, 06/01/14	130,000	145,825
Las Vegas Valley Water District, General Obligations Limited, Series A (AGM Insured)
5.00%, 06/01/14	125,000	139,914

		285,739
NEW JERSEY—6.84%
New Jersey State, General Obligations Unlimited
5.00%, 06/01/14	200,000	227,012
New Jersey Transportation Trust Fund Authority Revenue, Series A Prerefunded 06/15/14
5.25%, 06/15/19	700,000	811,741

		1,038,753
NEW YORK—12.04%
Metropolitan Transportation Authority Revenue, Series B (NPFGC Insured)
5.50%, 07/01/14	115,000	131,147
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series EE
2.50%, 06/15/14	225,000	234,144
New York City Transitional Finance Authority Building Aid Revenue, Series S-1 (NPFGC Insured-FGIC)
5.00%, 07/15/14	330,000	371,408
New York City, General Obligations Unlimited, Series G
5.00%, 08/01/14	250,000	283,360
New York City, General Obligations Unlimited, Series K
4.00%, 08/01/14	160,000	175,048
New York State Dormitory Authority (City University of New York), State Supported Debt Revenue (NPFGC Insured-FGIC)
3.25%, 07/01/14	115,000	121,207

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

New York State Dormitory Authority (Columbia University), Non-State Supported Debt Revenue, Series B
5.00%, 07/01/14	250,000	287,125
New York State Dormitory Authority (State University of New York), Supported Debt Revenue (NPFGC Insured)
5.00%, 07/01/14	200,000	224,240

		1,827,679
OREGON—1.50%
Washington County School District No. 48J, General Obligations Unlimited, Series A (AGM Insured)
5.00%, 06/01/14	200,000	227,898

		227,898
PENNSYLVANIA—2.69%
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue
5.00%, 06/15/14	160,000	181,494
Pennsylvania State, General Obligation Unlimited
5.25%, 07/01/14	100,000	115,231
Philadelphia, Pennsylvania Water & Wastewater Revenue, Series A
5.00%, 06/15/14	100,000	111,293

		408,018
PUERTO RICO—3.17%
Puerto Rico Electric Power Authority Revenue, Series OO (NPFGC Insured-FGIC)
5.00%, 07/01/14	100,000	110,007
Puerto Rico Electric Power Authority Revenue, Series QQ (XLCA Insured)
5.25%, 07/01/14	100,000	110,533
Puerto Rico Public Buildings Authority Revenue, Series I (Commonwealth of Puerto Rico GTD Insured) Prerefunded 07/01/14
5.50%, 07/01/25	225,000	260,789

		481,329
TEXAS—7.10%
Crowley, Texas Independent School District, General Obligations Unlimited (PSF-GTD Insured)
4.00%, 08/01/14	215,000	237,375
Dallas, Texas, General Obligations Limited
4.00%, 08/15/14	200,000	221,346
Eagle Mountain & Saginaw Texas Independent School District, General Obligations Unlimited, Series C (PSF-GTD Insured)
5.00%, 08/15/14	200,000	228,914
Harris County, Texas, General Obligations Unlimited, Series C
5.00%, 08/15/14	100,000	114,457
Round Rock, Texas Independent School District Revenue, General Obligations Unlimited
4.00%, 08/01/14	250,000	276,228

		1,078,320
UTAH—0.91%
Davis County School District (School Board Guaranty), General Obligations Unlimited
4.25%, 06/01/14	125,000	138,868

		138,868

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2014 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

VIRGINIA—2.60%
Greater Richmond Convention Center Authority Hotel Tax Revenue (NPFGC Insured)
5.00%, 06/15/14	150,000	165,257
Portsmouth, Virginia, General Obligations Unlimited (AGM Insured)
5.00%, 07/01/14	100,000	114,639
Virginia State Public Building Authority Public Facilities Revenue, Series B
5.00%, 08/01/14	100,000	114,711

		394,607
WASHINGTON—4.34%
Energy Northwest Washington Electric Revenue, Series A
5.00%, 07/01/14	200,000	228,100
Grays Harbor County, Washington Public Utility District No.1 Revenue (NPFGC Insured-FGIC)
5.00%, 07/01/14	180,000	198,085
Washington State, General Obligations Unlimited, Series A
5.50%, 07/01/14	200,000	232,150

		658,335
TOTAL MUNICIPAL BONDS & NOTES

(Cost: $14,708,651)		14,878,291

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.47%

MONEY MARKET FUNDS—0.47%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.15%(a)(b)	70,459	70,459

		70,459
TOTAL SHORT-TERM INVESTMENTS

(Cost: $70,459)		70,459

TOTAL INVESTMENTS IN SECURITIES—98.49%
(Cost: $14,779,110)		14,948,750
Other Assets, Less Liabilities—1.51%		229,575

NET ASSETS—100.00%		$15,178,325

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp. Financial Group Inc.

FGIC—Financial Guaranty Insurance Co.

GTD—Guaranteed Bond

NPFGC—National Public Finance Guarantee Corp.

PSF—Permanent School Fund

XLCA—XL Capital Assurance Inc.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

Security	Principal	Value

MUNICIPAL BONDS & NOTES—98.33%

ARIZONA—3.95%
Arizona State Board of Regents University System Revenue, Series C,
5.50%, 07/01/15	$245,000	$283,178
Chandler, Arizona Excise Tax Revenue
2.50%, 07/01/15	100,000	104,017
Phoenix, Arizona, General Obligations Unlimited, Series B
4.00%, 07/01/15	200,000	222,684

		609,879
CALIFORNIA—9.03%
California State Economic Recovery, General Obligations Unlimited, Series A
4.00%, 07/01/15	125,000	135,727
Fremont Unified School District, Alameda County, General Obligations Unlimited
4.00%, 08/01/15	135,000	148,405
Los Angeles Community College District, General Obligations Unlimited, Series E-1
3.00%, 08/01/15	150,000	157,663
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
5.00%, 07/01/15	250,000	289,667
Los Angeles Unified School District, General Obligations Unlimited (NPFGC Insured)
5.25%, 07/01/15	200,000	228,138
San Francisco City & County California, General Obligations Unlimited, Series B
5.00%, 06/15/15	235,000	270,892
Visalia Unified School District, General Obligations Unlimited
4.00%, 08/01/15	150,000	161,484

		1,391,976
CONNECTICUT—5.39%
Connecticut State Special Tax Obligation Revenue, Series B (AMBAC Insured)
5.00%, 07/01/15	300,000	346,197
Connecticut State, General Obligations Unlimited, Series C
5.00%, 06/01/15	420,000	485,033

		831,230
DELAWARE—1.65%
Delaware Transportation Authority Transportation System Revenue
5.00%, 07/01/15	220,000	255,251

		255,251
FLORIDA—4.06%
Florida Hurricane Catastrophe Fund Finance Corporation Revenue, Series A
5.00%, 07/01/15	100,000	106,687

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

Florida State Board of Education Public Education, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
5.00%, 06/01/15	215,000	247,325
Hillsborough County, Florida Capital Improvement Revenue (NPFGC Insured)
5.00%, 07/01/15	235,000	271,799

		625,811
GEORGIA—6.02%
Forsyth County School District, General Obligations Unlimited (AGM Insured)
4.00%, 06/01/15	250,000	277,735
Georgia State Road & Tollway Authority Revenue, Series A
5.00%, 06/01/15	320,000	368,112
Gwinnett County Water & Sewerage Authority Revenue
4.00%, 08/01/15	150,000	167,734
Metropolitan Atlanta Rapid Transit Authority Revenue, Series A (AMBAC Insured)
5.00%, 07/01/15	100,000	114,728

		928,309
HAWAII—3.65%
Hawaii State Highway Revenue, Series A (AGM Insured)
3.75%, 07/01/15	250,000	273,097
Hawaii State, General Obligations Unlimited, Series DO
5.00%, 08/01/15	250,000	289,965

		563,062
ILLINOIS—1.45%
Illinois State, General Obligations Unlimited, First Series (NPFGC Insured)
5.50%, 08/01/15	200,000	223,208

		223,208
MARYLAND—6.86%
Baltimore, Maryland Project Revenue, Series D, (AMBAC Insured)
5.00%, 07/01/15	200,000	228,942
Frederick County, Maryland, General Obligations Unlimited, Series A
5.00%, 07/01/15	250,000	290,972
Howard County, Maryland, General Obligations Unlimited, Series B
5.00%, 08/15/15	280,000	327,530
Maryland State, General Obligations Unlimited, Second Series
5.00%, 08/01/15	180,000	210,429

		1,057,873
MASSACHUSETTS—8.62%
Massachusetts Bay Transportation Authority Revenue, Series A Prerefunded 07/01/15
4.75%, 07/01/34	640,000	740,890
Massachusetts State Special Obligation Revenue, Series A (NPFGC Insured-FGIC)
5.50%, 06/01/15	225,000	264,334
Massachusetts State, General Obligations Unlimited, Series B
5.00%, 08/01/15	280,000	323,579

		1,328,803

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

NEBRASKA—1.88%
Omaha Douglas Civic Center, General Obligations Unlimited
5.00%, 06/01/15	250,000	290,247

		290,247
NEVADA—2.95%
Clark County School District, General Obligations Limited, Series A (NPFGC Insured-FGIC)
5.25%, 06/15/15	200,000	228,362
Clark County, General Obligations Limited, Series B (AGM Insured)
5.00%, 06/01/15	200,000	226,122

		454,484
NEW JERSEY—2.16%
New Jersey State, General Obligations Unlimited
5.00%, 06/01/15	290,000	333,764

		333,764
NEW MEXICO—0.75%
New Mexico State Severance Tax Revenue, Series A
5.00%, 07/01/15	100,000	115,867

		115,867
NEW YORK—6.65%
New York City Transitional Finance Authority Revenue, Subseries A-1
5.00%, 08/01/15	250,000	288,450
New York City, General Obligations Unlimited, Series A-1
5.00%, 08/01/15	195,000	223,133
New York City, General Obligations Unlimited, Series G
5.00%, 08/01/15	100,000	114,427
New York City, General Obligations Unlimited, Subseries E-1
5.00%, 08/01/15	100,000	114,427
New York State Dormitory Authority State Personal Income Tax Revenue, Series D
5.00%, 06/15/15	150,000	172,893
New York State Dormitory Authority, State Supported Debt Revenue
5.00%, 07/01/15	100,000	112,670

		1,026,000
NORTH CAROLINA—4.06%
Charlotte, North Carolina Airport Revenue, Series B
5.00%, 07/01/15	350,000	393,291
Durham County, North Carolina, General Obligations Unlimited, Series B
4.00%, 06/01/15	100,000	111,284
North Carolina State, General Obligations Unlimited, Series A
5.00%, 06/01/15	105,000	122,175

		626,750
OHIO—2.65%
Ohio State Major New Street Infrastructure Project Revenue, Series 2008-1
5.50%, 06/15/15	350,000	408,828

		408,828
OREGON—4.24%
Beaverton School District, General Obligations Unlimited
5.00%, 06/01/15	215,000	249,194

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

Portland Oregon Sewer System Revenue, Series A (NPFGC-Insured-FGIC)
5.00%, 06/01/15	350,000	404,586

		653,780
PENNSYLVANIA—2.99%
Pennsylvania State, General Obligations Unlimited
5.25%, 07/01/15	250,000	292,652
Pennsylvania Turnpike Commission Revenue, Subseries C
4.75%, 06/01/15	150,000	168,297

		460,949
PUERTO RICO—3.99%
Puerto Rico Aqueduct & Sewer Authority Revenue, Series A (AGC Insured)
5.00%, 07/01/15	150,000	167,840
Puerto Rico Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC Insured)
5.50%, 07/01/15	215,000	234,630
University of Puerto Rico Revenue, Series P
5.00%, 06/01/15	200,000	212,700

		615,170
RHODE ISLAND—1.16%
Rhode Island Economic Development Corp. Revenue, Series A (NPFGC Insured-FGIC)
5.00%, 06/15/15	160,000	179,224

		179,224
TEXAS—7.95%
Bexar County, General Obligations Limited (AGM Insured)
5.00%, 06/15/15	250,000	287,028
Pflugerville Independent School District, General Obligations Unlimited (PSF-GTD Insured)
5.25%, 08/15/15	250,000	292,883
San Antonio, General Obligations Limited
5.00%, 08/01/15	140,000	162,529
Texas State, General Obligations Unlimited, Series E
5.00%, 08/01/15	200,000	231,866
University of Texas Finance Department Revenue, Series B
5.25%, 08/15/15	215,000	251,131

		1,225,437
VIRGINIA—3.60%
Virginia Public Building Authority Public Facilities Revenue, Series C
5.00%, 08/01/15	250,000	290,628
Virginia Public School Authority Revenue, Series B
5.25%, 08/01/15	225,000	264,296

		554,924
WASHINGTON—2.62%
Energy Northwest Electric Revenue, Series C
5.00%, 07/01/15	250,000	288,758
Washington State, General Obligations Unlimited, Series R-2006A (AMBAC Insured)
5.00%, 07/01/15	100,000	115,814

		404,572
TOTAL MUNICIPAL BONDS & NOTES

(Cost: $14,958,968)		15,165,398

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2015 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.30%

MONEY MARKET FUNDS—0.30%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.15%(a)(b)	46,042	46,042

		46,042
TOTAL SHORT-TERM INVESTMENTS

(Cost: $46,042)		46,042

TOTAL INVESTMENTS IN SECURITIES —98.63%
(Cost: $15,005,010)		15,211,440
Other Assets, Less Liabilities—1.37%		211,062

NET ASSETS—100.00%		$15,422,502

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp. Financial Group Inc.

FGIC—Financial Guaranty Insurance Co.

GTD—Guaranteed Bond

NPFGC—National Public Finance Guarantee Corp.

PSF—Permanent School Fund

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

Security	Principal	Value

MUNICIPAL BONDS & NOTES—98.15%

ARIZONA—9.29%
Arizona State University Energy Management LLC Revenue
5.00%, 07/01/16	$200,000	$223,162
Arizona State University Revenue, Series A (AMBAC Insured)
4.00%, 07/01/16	100,000	109,305
Maricopa County, Unified School District No. 4 Mesa University, General Obligations Unlimited, Series B (NPFGC Insured-FGIC)
4.00%, 07/01/16	100,000	109,657
Pima County, Arizona, General Obligations Unlimited (NPFGC Insured-FGIC)
4.50%, 07/01/16	100,000	112,091
Scottsdale Municipal Property Corp. Excise Tax Revenue Prerefunded 07/01/16
5.00%, 07/01/21	150,000	177,852
Scottsdale, Arizona, General Obligations Limited
5.00%, 07/01/16	180,000	210,514
		942,581
CALIFORNIA—4.41%
East Bay California Municipal Utility District Water System Revenue, Series B (NPFGC Insured-FGIC)
5.00%, 06/01/16	60,000	69,866
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
5.00%, 07/01/16	130,000	150,920
Los Angeles Unified School District, General Obligations Unlimited, Series KY
5.00%, 07/01/16	200,000	226,876
		447,662
COLORADO—1.50%
Denver City & County Justice System, General Obligations Unlimited
5.00%, 08/01/16	130,000	151,859
		151,859
CONNECTICUT—3.15%
Connecticut State, General Obligations Unlimited, Series C
5.00%, 06/01/16	275,000	319,385
		319,385
FLORIDA—9.00%
Florida Hurricane Catastrophe Fund Finance Corp. Revenue, Series A
5.00%, 07/01/16	75,000	79,439
Florida State Board of Education, General Obligations Unlimited, Series D
5.25%, 06/01/16	215,000	250,077

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

Florida State Department of Environmental Protection Preservation Revenue, Series B (NPFGC Insured)
5.00%, 07/01/16	115,000	129,127
Florida State Right-of-Way Acquisition & Bridge Construction, General Obligations Unlimited
5.00%, 07/01/16	250,000	289,162
Miami-Dade County Building Better Communities Program, General Obligations Unlimited, Series B
5.00%, 07/01/16	50,000	56,585
Miami-Dade County, Florida Entitlement Revenue (NPFGC Insured-FGIC)
5.00%, 08/01/16	100,000	108,859

		913,249
GEORGIA—2.77%
Cherokee County, Georgia School System, General Obligations Unlimited, Series A (NPFGC Insured-FGIC)
4.25%, 08/01/16	250,000	281,057

		281,057
HAWAII—1.13%
Honolulu, Hawaii City & County Revenue, Series A (NPFGC Insured)
5.00%, 07/01/16	100,000	114,997

		114,997
ILLINOIS—8.62%
Illinois State Toll Highway Authority Revenue, Series A-2 (AGM Insured) Prerefunded 07/01/16
5.00%, 01/01/31	500,000	590,650
Illinois State, General Obligations Unlimited, Series A
5.00%, 06/01/16	260,000	283,366

		874,016
MARYLAND—2.50%
Howard County, Maryland, General Obligations Unlimited, Series B
5.00%, 08/15/16	215,000	253,156

		253,156
MASSACHUSETTS—7.24%
Massachusetts Bay Transportation Authority Revenue, Series A
5.00%, 07/01/16	100,000	116,521
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series C
5.50%, 07/01/16	115,000	136,515
Massachusetts Port Authority Revenue, Series D (AGM Insured)
5.50%, 07/01/16	165,000	191,733
Massachusetts State, General Obligations Limited, Series A
5.00%, 08/01/16	250,000	289,713

		734,482
MINNESOTA—1.39%
Minnesota State, General Obligations Unlimited, Series D
5.00%, 08/01/16	120,000	141,004

		141,004

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

MISSISSIPPI—1.08%
Mississippi Development Bank Special Obligations Revenue (AMBAC Insured)
5.00%, 07/01/16	100,000	109,047

		109,047
NEW JERSEY—4.21%
New Jersey State, General Obligations Unlimited
5.00%, 06/01/16	370,000	427,043

		427,043
NEW YORK—9.04%
New York City Transitional Finance Authority Building Aid Revenue, Series S-1 (State Aid Withholding Insured)
5.00%, 07/15/16	250,000	282,195
New York City, General Obligations Unlimited, Series A-1
5.00%, 08/01/16	125,000	142,410
New York City, General Obligations Unlimited, Subseries J-1
5.00%, 08/01/16	200,000	227,856
New York State Dormitory Authority Revenue (Columbia University), Series B
5.00%, 07/01/16	225,000	264,672

		917,133
OHIO—8.82%
Ohio State Major New Infrastructure Projects Revenue, Series 2008-1
5.00%, 06/15/16	200,000	229,510
Ohio State Water Development Authority Revenue, Series A
5.00%, 06/01/16	250,000	289,748
Ohio State, General Obligations Unlimited
5.00%, 08/01/16	200,000	230,784
Ohio State, General Obligations Unlimited, Series A
5.00%, 06/15/16	125,000	144,951

		894,993
OREGON—5.25%
Beaverton School District, General Obligations Unlimited (AGM Insured)
5.00%, 06/01/16	200,000	233,006
Clackamas County School District, General Obligations Unlimited (AGM Insured)
5.00%, 06/15/16	100,000	116,570
Oregon State, General Obligations Unlimited, Series A
4.00%, 08/01/16	165,000	183,249

		532,825
PENNSYLVANIA—4.75%
Pennsylvania State Turnpike Commission Revenue, Subseries C (AGM Insured)
5.00%, 06/01/16	200,000	227,148
Pennsylvania State, General Obligations Unlimited (NPFGC Insured)
5.38%, 07/01/16	215,000	254,517

		481,665
PUERTO RICO—3.27%
Puerto Rico Electric Power Authority Revenue, Series LL (NPFGC Insured)
5.50%, 07/01/16	200,000	224,478
Puerto Rico Municipal Finance Agency, General Obligations Unlimited, Series B (CIFG Insured)
5.25%, 07/01/16	100,000	107,440

		331,918

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2016 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

RHODE ISLAND—2.04%
Rhode Island State & Providence Plantations, General Obligations Unlimited, Series A (AMBAC Insured)
5.00%, 08/01/16	180,000	206,383

		206,383
SOUTH CAROLINA—2.09%
South Carolina State Highway, General Obligations Unlimited, Series A
4.00%, 06/01/16	190,000	211,481

		211,481
SOUTH DAKOTA—1.14%
Sioux Falls School District No. 49-5, General Obligations Unlimited, Series B
5.00%, 07/01/16	100,000	115,970

		115,970
WASHINGTON—2.87%
Washington State Motor Vehicle Fuel Tax-2007B, General Obligations Unlimited (AGM Insured)
5.00%, 07/01/16	250,000	290,688

		290,688
WISCONSIN—2.59%
Wisconsin State Transportation Revenue, Series A (AGM Insured)
5.25%, 07/01/16	225,000	262,980

		262,980
TOTAL MUNICIPAL BONDS & NOTES
(Cost: $9,797,659)		9,955,574

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.31%

MONEY MARKET FUNDS—0.31%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.15%(a)(b)	31,821	31,821

		31,821
TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,821)		31,821

TOTAL INVESTMENTS IN SECURITIES—98.46%
(Cost: $9,829,480)		9,987,395
Other Assets, Less Liabilities—1.54%		155,953

NET ASSETS—100.00%		$10,143,348

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp. Financial Group Inc.

CIFG—CDC IXIS Financial Guaranty

FGIC—Financial Guaranty Insurance Co.

NPFGC—National Public Finance Guarantee Corp.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

Security	Principal	Value

MUNICIPAL BONDS & NOTES—97.96%

ARIZONA—4.21%
Arizona State Transportation Board Excise Tax Revenue
5.00%, 07/01/17	$105,000	$121,913
Mesa, Arizona Utility System Revenue (NPFGC Insured)
5.25%, 07/01/17	140,000	161,722
Phoenix, Arizona, General Obligations Unlimited, Series A
5.00%, 07/01/17	215,000	252,197
Regional Public Transportation Authority Excise Tax Revenue, Series A
5.00%, 07/01/17	100,000	114,861

		650,693
CALIFORNIA—16.60%
Berkeley Unified School District, General Obligations Unlimited
4.00%, 08/01/17	150,000	161,674
California State Economic Recovery, General Obligations Unlimited, Series A
5.00%, 07/01/17	475,000	539,576
East Side Union High School District Santa Clara County, General Obligations Unlimited, Series B (AGC Insured)
4.00%, 08/01/17	200,000	209,978
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, Series B
5.00%, 07/01/17	205,000	237,736
Los Angeles Department of Water & Power Revenue, Subseries A-2
4.13%, 07/01/17	200,000	219,412
5.00%, 07/01/17	250,000	290,795
Los Angeles Unified School District, General Obligations Unlimited, Series I
5.00%, 07/01/17	100,000	113,155
Orange County Public Financing Authority Lease Revenue (NPFGC Insured)
5.00%, 06/01/17	225,000	248,895
Sacramento County, California Airport System Revenue, Series D (AGM Insured)
3.75%, 07/01/17	380,000	402,564
Southwestern Community College District, General Obligations Unlimited, Series B (NPFGC Insured)
5.25%, 08/01/17	120,000	139,764

		2,563,549

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

CONNECTICUT—2.96%
Connecticut State, General Obligations Unlimited, Series C
5.00%, 06/01/17	125,000	145,881
Danbury, Connecticut, General Obligations Unlimited, Series B
5.00%, 07/01/17	265,000	311,690

		457,571
DELAWARE—2.40%
Delaware Transportation Authority System Revenue, Series A
5.00%, 07/01/17	115,000	134,652
New Castle County, Delaware, General Obligations Unlimited, Series A
5.00%, 07/15/17	200,000	236,344

		370,996
FLORIDA—1.96%
Citizens Property Insurance Corp., Series A-1
4.25%, 06/01/17	230,000	223,912
5.50%, 06/01/17	75,000	78,497

		302,409
HAWAII—0.67%
Honolulu City & County Wastewater System Revenue, Series A
3.25%, 07/01/17	100,000	104,202

		104,202
IOWA—1.80%
Iowa Finance Authority Revenue
4.25%, 08/01/17	250,000	278,142

		278,142
KANSAS—2.96%
Johnson County Water District No. 1 Water Revenue
4.50%, 06/01/17	400,000	457,256

		457,256
KENTUCKY—0.75%
Kentucky State Turnpike Authority Revenue, Series A
5.00%, 07/01/17	100,000	115,137

		115,137
MARYLAND—5.17%
Baltimore, Maryland Project Revenue, Series D (AMBAC Insured)
5.00%, 07/01/17	215,000	247,396
Howard County, Maryland, General Obligations Unlimited, Series B
5.00%, 08/15/17	215,000	254,633
Maryland State, General Obligations Unlimited
5.00%, 07/15/17	250,000	295,787

		797,816
MASSACHUSETTS—4.68%
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series C
5.50%, 07/01/17	200,000	239,318
Massachusetts Port Authority Revenue, Series B (AGM Insured)
4.50%, 07/01/17	100,000	110,408

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

Massachusetts State, General Obligations Limited, Series B
5.00%, 07/01/17	100,000	116,248
Massachusetts State, General Obligations Limited, Series D
5.50%, 08/01/17	215,000	256,921

		722,895
MINNESOTA—1.53%
Minnesota State, General Obligations Unlimited
5.00%, 08/01/17	200,000	236,468

		236,468
NEVADA—3.23%
Clark County Highway Improvement Revenue (AMBAC Insured)
5.00%, 07/01/17	250,000	279,445
Clark County School District, General Obligations Limited, Series B (AMBAC Insured)
4.50%, 06/15/17	200,000	219,264

		498,709
NEW HAMPSHIRE—3.80%
New Hampshire Municipal Bond Bank, Series A
5.00%, 08/15/17	500,000	587,270

		587,270
NEW JERSEY—5.82%
Camden County Municipal Utilities Authority Revenue (County GTD insured)
5.25%, 07/15/17	100,000	114,458
New Jersey State Educational Facilities Authority Revenue, Series F
4.50%, 07/01/17	250,000	287,218
New Jersey State, General Obligations Unlimited
5.00%, 06/01/17	215,000	248,895
New Jersey Transportation Trust Fund Authority Revenue, Series A
5.75%, 06/15/17	215,000	248,693

		899,264
NEW YORK—8.72%
New York City Municipal Water Finance Authority Water & Sewer System Revenue, Series AA
5.00%, 06/15/17	250,000	288,945
New York City, General Obligations Unlimited, Series C
5.00%, 08/01/17	125,000	142,613
New York City, General Obligations Unlimited, Series E
5.00%, 08/01/17	465,000	530,519
New York State Dormitory Authority State Personal Income Tax Revenue, Series D
5.00%, 06/15/17	175,000	202,865
New York State Environmental Facilities Corp., Clean Water & Drinking Water Revenue
5.50%, 06/15/17	150,000	181,097

		1,346,039

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

OHIO—1.62%
Ohio State, General Obligations Unlimited, Series C
5.00%, 08/01/17	215,000	250,127

		250,127
OREGON—1.44%
Clackamas County School District, General Obligations Unlimited (AGM Insured)
5.00%, 06/15/17	190,000	222,638

		222,638
PENNSYLVANIA—4.43%
Delaware Valley Regional Financial Authority Revenue
5.75%, 07/01/17	450,000	504,833
Pennsylvania State, General Obligations Unlimited (AGM Insured)
5.38%, 07/01/17	150,000	178,821

		683,654
PUERTO RICO—7.87%
Puerto Rico Electric Power Authority Power Revenue, Series TT
5.00%, 07/01/17	100,000	108,572
Puerto Rico Electric Power Authority Revenue, Series JJ (XLCA Insured)
5.38%, 07/01/17	365,000	404,694
Puerto Rico Infrastructure Financing Authority Special Tax Revenue, Series C (AMBAC Insured)
5.50%, 07/01/17	400,000	438,660
Puerto Rico Municipal Finance Agency, General Obligations Unlimited, Series C (AGM Insured)
5.25%, 08/01/17	240,000	262,901

		1,214,827
TEXAS—8.98%
Houston Airport System Revenue, Series B (NPFGC Insured)
5.00%, 07/01/17	150,000	167,867
Klein Independent School District, General Obligations Unlimited, Series A
4.00%, 08/01/17	250,000	271,973
Mesquite Independent School District No. 1, General Obligations Unlimited (PSF-GTD Insured)
4.25%, 08/15/17	230,000	258,398
North East Independent School District, General Obligations Unlimited (PSF-GTD Insured), Series A
5.00%, 08/01/17	250,000	292,973
Texas Water Development Board Revenue, Series A
5.00%, 07/15/17	125,000	146,425
University of Texas Finance Department Revenue, Series B
5.25%, 08/15/17	210,000	248,961

		1,386,597
UTAH—1.64%
Utah State, General Obligations Unlimited, Series A
5.00%, 07/01/17	215,000	253,949

		253,949

Schedule of Investments (Unaudited) (Continued)

iSHARES® 2017 S&P AMT-FREE MUNICIPAL SERIES

June 30, 2010

VIRGINIA—2.68%
Virginia State Public Building Authority Public Facilities Revenue
5.00%, 08/01/17	100,000	117,403
Virginia State Public School Authority Revenue
5.25%, 08/01/17	100,000	119,027
Virginia State, General Obligations Unlimited, Series B
5.00%, 06/01/17	150,000	177,093

		413,523
WASHINGTON—2.04%
Washington State, General Obligations Unlimited, Series C
5.00%, 07/01/17	270,000	315,382

		315,382
TOTAL MUNICIPAL BONDS & NOTES

(Cost: $14,866,689)		15,129,113

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.44%

MONEY MARKET FUNDS—0.44%
BlackRock Liquidity Funds - MuniFund, Institutional Shares
0.15%(a)(b)	68,062	68,062

		68,062
TOTAL SHORT-TERM INVESTMENTS

(Cost: $68,062)		68,062

TOTAL INVESTMENTS IN SECURITIES—98.40%
(Cost: $14,934,751)		15,197,175
Other Assets, Less Liabilities—1.60%		247,479

NET ASSETS—100.00%		$15,444,654

AGC—Assured Guaranty Corp.

AGM—Assured Guaranty Municipal Corp.

AMBAC—American Municipal Bond Assurance Corp. Financial Group Inc.

GTD—Guaranteed Bond

NPFGC—National Public Finance Guarantee Corp.

PSF—Permanent School Fund

XLCA—XL Capital Assurance Inc.

(a)	Affiliated issuer. See Note 2.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Nasdaq Biotechnology Index Fund

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.96%

BIOTECHNOLOGY—49.98%
Acorda Therapeutics Inc.(a)	286,257	$8,905,455
Affymax Inc.(a)	213,492	1,276,682
Affymetrix Inc.(a)	485,227	2,862,839
Alexion Pharmaceuticals Inc.(a)	704,287	36,052,452
AMAG Pharmaceuticals Inc.(a)	163,725	5,623,954
Amgen Inc.(a)	2,266,014	119,192,336
Arena Pharmaceuticals Inc.(a)(b)	667,601	2,049,535
ARIAD Pharmaceuticals Inc.(a)	828,376	2,336,020
ArQule Inc.(a)	243,372	1,046,500
BioCryst Pharmaceuticals Inc.(a)(b)	329,236	1,945,785
Biogen Idec Inc.(a)	775,317	36,788,792
BioMimetic Therapeutics Inc.(a)	172,362	1,916,665
Celera Corp.(a)	613,547	4,018,733
Celgene Corp.(a)	1,514,490	76,966,382
China Biologic Products Inc.(a)(b)	74,857	822,678
Crucell NV SP ADR(a)	102,958	1,886,191
Curis Inc.(a)	570,569	793,091
Cytokinetics Inc.(a)	488,599	1,157,980
Cytori Therapeutics Inc.(a)(b)	332,699	1,157,792
Enzon Pharmaceuticals Inc.(a)	591,673	6,301,317
Exelixis Inc.(a)	1,080,159	3,748,152
Genomic Health Inc.(a)(b)	228,391	2,953,096
Genzyme Corp.(a)	701,673	35,623,938
Geron Corp.(a)(b)	930,965	4,673,444
GTx Inc.(a)(b)	286,144	872,739
Halozyme Therapeutics Inc.(a)	706,268	4,972,127
Human Genome Sciences Inc.(a)	758,774	17,193,819
Illumina Inc.(a)(b)	832,979	36,259,576
ImmunoGen Inc.(a)	392,441	3,637,928
Immunomedics Inc.(a)(b)	588,128	1,817,315
Incyte Corp.(a)(b)	1,045,599	11,574,781
InterMune Inc.(a)	639,244	5,976,931
Lexicon Pharmaceuticals Inc.(a)	2,506,141	3,207,860
Life Technologies Corp.(a)	595,934	28,157,881
Maxygen Inc.(a)	228,539	1,263,821
Micromet Inc.(a)(b)	613,076	3,825,594
Momenta Pharmaceuticals Inc.(a)	358,580	4,396,191
Myriad Genetics Inc.(a)	693,627	10,369,724
Nektar Therapeutics(a)	878,241	10,626,716
Novavax Inc.(a)(b)	784,100	1,701,497
Optimer Pharmaceuticals Inc.(a)	287,049	2,660,944
Orexigen Therapeutics Inc.(a)(b)	359,049	1,508,006
PDL BioPharma Inc.	694,094	3,900,808
QIAGEN NV(a)(b)	1,051,621	20,212,156
Regeneron Pharmaceuticals Inc.(a)	883,905	19,728,760
Sangamo BioSciences Inc.(a)(b)	334,128	1,239,615
Savient Pharmaceuticals Inc.(a)(b)	481,375	6,065,325
Seattle Genetics Inc.(a)	721,013	8,644,946
Sequenom Inc.(a)(b)	583,979	3,451,316
Sinovac Biotech Ltd.(a)	416,406	1,927,960
StemCells Inc.(a)(b)	901,419	847,334
SuperGen Inc.(a)	490,015	989,830
Talecris Biotherapeutics Holdings Corp.(a)	916,559	19,339,395
Vertex Pharmaceuticals Inc.(a)	1,455,336	47,880,554
Vical Inc.(a)	401,916	1,245,940
XOMA Ltd.(a)(b)	3,030,429	1,254,598

		646,851,796

Schedule of Investments (Unaudited) (Continued)

iShares® Nasdaq Biotechnology Index Fund

June 30, 2010

COMMERCIAL SERVICES—0.11%
Albany Molecular Research Inc.(a)	284,672	1,471,754

		1,471,754
DISTRIBUTION & WHOLESALE—0.12%
BMP Sunstone Corp.(a)	316,573	1,630,351

		1,630,351
HEALTH CARE - PRODUCTS—2.13%
Gen-Probe Inc.(a)	257,356	11,689,110
Luminex Corp.(a)	320,155	5,192,914
TECHNE Corp.	185,245	10,642,325

		27,524,349
PHARMACEUTICALS—47.62%
Akorn Inc.(a)(b)	759,726	2,256,386
Alexza Pharmaceuticals Inc.(a)(b)	344,388	936,735
Alkermes Inc.(a)	628,339	7,822,821
Allos Therapeutics Inc.(a)	777,722	4,767,436
Alnylam Pharmaceuticals Inc.(a)(b)	324,843	4,879,142
Amylin Pharmaceuticals Inc.(a)(b)	511,114	9,608,943
Array BioPharma Inc.(a)	274,105	836,020
Auxilium Pharmaceuticals Inc.(a)(b)	348,409	8,187,612
Biodel Inc.(a)(b)	170,178	643,273
BioMarin Pharmaceutical Inc.(a)	930,186	17,636,327
Cadence Pharmaceuticals Inc.(a)(b)	379,947	2,663,428
Cardiome Pharma Corp.(a)	500,610	4,079,972
Cephalon Inc.(a)	262,135	14,876,161
China Sky One Medical Inc.(a)(b)	133,947	1,505,564
Cubist Pharmaceuticals Inc.(a)	517,817	10,667,030
Cypress Bioscience Inc.(a)	333,932	768,044
Dendreon Corp.(a)	1,015,795	32,840,652
Depomed Inc.(a)	360,832	1,010,330
DURECT Corp.(a)	649,453	1,578,171
Dyax Corp.(a)	842,741	1,913,022
Endo Pharmaceuticals Holdings Inc.(a)	427,842	9,335,512
Eurand NV(a)(b)	226,861	2,198,283
Flamel Technologies SA SP ADR(a)(b)	199,603	1,389,237
Gilead Sciences Inc.(a)	2,322,820	79,626,270
Hi-Tech Pharmacal Co. Inc.(a)(b)	97,818	2,241,010
Idenix Pharmaceuticals Inc.(a)(b)	514,509	2,572,545
Impax Laboratories Inc.(a)	538,039	10,255,023
Inspire Pharmaceuticals Inc.(a)	952,469	4,752,820
Isis Pharmaceuticals Inc.(a)	725,044	6,938,671
Jazz Pharmaceuticals Inc.(a)(b)	290,160	2,271,953
Ligand Pharmaceuticals Inc. Class B(a)	1,010,509	1,475,343
MannKind Corp.(a)(b)	987,695	6,311,371
MAP Pharmaceuticals Inc.(a)	196,230	2,574,538
Medicines Co. (The)(a)	294,026	2,237,538
Medivation Inc.(a)	264,170	2,335,263
Mylan Inc.(a)(b)	1,629,188	27,761,364
Nabi Biopharmaceuticals(a)	448,626	2,440,525
Neurocrine Biosciences Inc.(a)	226,507	1,268,439
NPS Pharmaceuticals Inc.(a)	409,897	2,639,737
Obagi Medical Products Inc.(a)	178,160	2,105,851
Onyx Pharmaceuticals Inc.(a)	649,584	14,024,519
Osiris Therapeutics Inc.(a)(b)	264,962	1,539,429
Pain Therapeutics Inc.(a)	266,602	1,482,307

Schedule of Investments (Unaudited) (Continued)

iShares® Nasdaq Biotechnology Index Fund

June 30, 2010

Perrigo Co.	673,858	39,804,792
Pharmasset Inc.(a)	654,122	17,883,695
POZEN Inc.(a)(b)	236,782	1,659,842
Progenics Pharmaceuticals Inc.(a)	279,080	1,529,358
QLT Inc.(a)	386,761	2,223,876
Questcor Pharmaceuticals Inc.(a)	527,421	5,384,968
Rigel Pharmaceuticals Inc.(a)	426,540	3,071,088
Salix Pharmaceuticals Ltd.(a)	472,644	18,447,295
Santarus Inc.(a)	491,087	1,217,896
Shire PLC SP ADR	388,504	23,846,376
SIGA Technologies Inc.(a)(b)	354,812	2,732,052
Spectrum Pharmaceuticals Inc.(a)(b)	389,668	1,527,499
Synta Pharmaceuticals Corp.(a)	252,116	680,713
Targacept Inc.(a)(b)	223,369	4,317,723
Teva Pharmaceutical Industries Ltd. SP ADR	1,878,459	97,661,083
Theravance Inc.(a)(b)	513,716	6,457,410
United Therapeutics Corp.(a)	483,605	23,604,760
Vanda Pharmaceuticals Inc.(a)	211,907	1,400,705
ViroPharma Inc.(a)	571,217	6,403,343
VIVUS Inc.(a)(b)	504,408	4,842,317
Warner Chilcott PLC Class A(a)(b)	1,171,887	26,777,618
XenoPort Inc.(a)	238,845	2,343,069
Zymogenetics Inc.(a)(b)	767,598	3,239,264

		616,311,359

TOTAL COMMON STOCKS
(Cost: $1,866,280,172)		1,293,789,609

SHORT-TERM INVESTMENTS—12.18%

MONEY MARKET FUNDS—12.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	125,750,208	125,750,208
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(d)(e)	30,227,018	30,227,018
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	1,685,450	1,685,450

		157,662,676

TOTAL SHORT-TERM INVESTMENTS
(Cost: $157,662,676)		157,662,676

TOTAL INVESTMENTS IN SECURITIES—112.14%
(Cost: $2,023,942,848)		1,451,452,285
Other Assets, Less Liabilities—(12.14)%		(157,145,018)

NET ASSETS—100.00%		$1,294,307,267

SP ADR—Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Russell Top 200 Index Fund

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.84%

ADVERTISING—0.14%
Omnicom Group Inc.	294	$10,084

		10,084
AEROSPACE & DEFENSE—2.48%
Boeing Co. (The)	726	45,556
General Dynamics Corp.	330	19,325
Lockheed Martin Corp.	297	22,127
Northrop Grumman Corp.	288	15,679
Raytheon Co.	364	17,614
United Technologies Corp.	895	58,094

		178,395
AGRICULTURE—2.36%
Altria Group Inc.	1,992	39,920
Archer-Daniels-Midland Co.	615	15,879
Monsanto Co.	522	24,127
Philip Morris International Inc.	1,776	81,412
Reynolds American Inc.	160	8,339

		169,677
APPAREL—0.32%
Nike Inc. Class B	344	23,237

		23,237
AUTO MANUFACTURERS—0.64%
Ford Motor Co.(a)	3,190	32,155
PACCAR Inc.	349	13,915

		46,070
AUTO PARTS & EQUIPMENT—0.24%
Johnson Controls Inc.	643	17,277

		17,277
BANKS—5.56%
Bank of America Corp.	9,595	137,880
Bank of New York Mellon Corp. (The)	1,160	28,640
BB&T Corp.	662	17,417
Northern Trust Corp.	231	10,788
PNC Financial Services Group Inc. (The)(b)	503	28,419
State Street Corp.	483	16,335
U.S. Bancorp	1,842	41,169
Wells Fargo & Co.	4,661	119,322

		399,970
BEVERAGES—2.71%
Coca-Cola Co. (The)	2,014	100,941
PepsiCo Inc.	1,546	94,229

		195,170

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Top 200 Index Fund

June 30, 2010

BIOTECHNOLOGY—1.33%
Amgen Inc.(a)	920	48,392
Biogen Idec Inc.(a)	255	12,100
Celgene Corp.(a)	441	22,412
Genzyme Corp.(a)	255	12,946

		95,850
CHEMICALS—1.36%
Air Products and Chemicals Inc.	204	13,221
Dow Chemical Co. (The)	1,106	26,234
E.I. du Pont de Nemours and Co.	867	29,990
Mosaic Co. (The)	154	6,003
Praxair Inc.	293	22,265

		97,713
COMMERCIAL SERVICES—0.94%
MasterCard Inc. Class A	94	18,756
McKesson Corp.	260	17,462
Visa Inc. Class A	447	31,625

		67,843
COMPUTERS—7.79%
Accenture PLC Class A	584	22,572
Apple Inc.(a)	871	219,083
Cognizant Technology Solutions Corp. Class A(a)	286	14,317
Dell Inc.(a)	1,627	19,622
EMC Corp.(a)	1,964	35,941
Hewlett-Packard Co.	2,248	97,293
International Business Machines Corp.	1,228	151,633

		560,461
COSMETICS & PERSONAL CARE—2.81%
Colgate-Palmolive Co.	469	36,938
Procter & Gamble Co. (The)	2,758	165,425

		202,363
DIVERSIFIED FINANCIAL SERVICES—5.80%
American Express Co.	1,004	39,859
BlackRock Inc.(b)	33	4,732
Capital One Financial Corp.	437	17,611
Charles Schwab Corp. (The)	955	13,542
Citigroup Inc.(a)	20,232	76,072
CME Group Inc.	63	17,738
Franklin Resources Inc.	142	12,239
Goldman Sachs Group Inc. (The)	494	64,847
JPMorgan Chase & Co.	3,811	139,521
Morgan Stanley	1,337	31,032

		417,193
ELECTRIC—2.36%
American Electric Power Co. Inc.	458	14,793
Dominion Resources Inc.	570	22,082
Duke Energy Corp.	1,260	20,160
Entergy Corp.	181	12,963
Exelon Corp.	632	23,997
FPL Group Inc.	397	19,358
PG&E Corp.	359	14,755
Public Service Enterprise Group Inc.	484	15,164
Southern Co.	789	26,258

		169,530

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Top 200 Index Fund

June 30, 2010

ELECTRICAL COMPONENTS & EQUIPMENT—0.44%
Emerson Electric Co.	725	31,675

		31,675
ELECTRONICS—0.27%
Thermo Fisher Scientific Inc.(a)	393	19,277

		19,277
ENVIRONMENTAL CONTROL—0.20%
Waste Management Inc.	462	14,456

		14,456
FOOD—1.48%
General Mills Inc.	635	22,555
Kellogg Co.	246	12,374
Kraft Foods Inc. Class A	1,534	42,952
Kroger Co. (The)	617	12,149
Sysco Corp.	566	16,170

		106,200
HEALTH CARE - PRODUCTS—4.15%
Alcon Inc.	66	9,781
Baxter International Inc.	571	23,205
Becton, Dickinson and Co.	223	15,079
Covidien PLC	479	19,246
Johnson & Johnson	2,642	156,037
Medtronic Inc.	1,059	38,410
St. Jude Medical Inc.(a)	311	11,224
Stryker Corp.	301	15,068
Zimmer Holdings Inc.(a)	194	10,486

		298,536
HEALTH CARE - SERVICES—0.86%
Aetna Inc.	406	10,710
UnitedHealth Group Inc.	1,087	30,871
WellPoint Inc.(a)	409	20,012

		61,593
HOUSEHOLD PRODUCTS & WARES—0.33%
Kimberly-Clark Corp.	396	24,010

		24,010
INSURANCE—3.85%
ACE Ltd.	324	16,680
Aflac Inc.	449	19,159
Allstate Corp. (The)	515	14,796
Berkshire Hathaway Inc. Class B(a)	1,657	132,046
Chubb Corp.	313	15,653
Loews Corp.	301	10,026
MetLife Inc.	565	21,334
Prudential Financial Inc.	444	23,825
Travelers Companies Inc. (The)	474	23,345

		276,864

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Top 200 Index Fund

June 30, 2010

INTERNET—2.65%
Amazon.com Inc.(a)	335	36,602
eBay Inc.(a)	1,100	21,571
Google Inc. Class A(a)	233	103,674
Symantec Corp.(a)	764	10,604
Yahoo! Inc.(a)	1,325	18,325

		190,776
IRON & STEEL—0.16%
Nucor Corp.	302	11,561

		11,561
LEISURE TIME—0.17%
Carnival Corp.	418	12,640

		12,640
LODGING—0.09%
Las Vegas Sands Corp.(a)	303	6,708

		6,708
MACHINERY—0.82%
Caterpillar Inc.	601	36,102
Deere & Co.	406	22,606

		58,708
MANUFACTURING—3.94%
3M Co.	685	54,108
Danaher Corp.	512	19,006
General Electric Co.	10,225	147,445
Honeywell International Inc.	737	28,765
Illinois Tool Works Inc.	422	17,420
Tyco International Ltd.	488	17,192

		283,936
MEDIA—3.35%
Comcast Corp. Class A	2,702	46,934
DIRECTV Class A(a)	848	28,764
News Corp. Class A NVS	2,186	26,145
Thomson Reuters Corp.	357	12,791
Time Warner Cable Inc.	339	17,655
Time Warner Inc.	1,090	31,512
Viacom Inc. Class B NVS	581	18,226
Walt Disney Co. (The)	1,874	59,031

		241,058
METAL FABRICATE & HARDWARE—0.19%
Precision Castparts Corp.	136	13,997

		13,997
MINING—0.93%
Alcoa Inc.	982	9,879
Freeport-McMoRan Copper & Gold Inc.	414	24,480
Newmont Mining Corp.	455	28,092
Southern Copper Corp.	162	4,299

		66,750

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Top 200 Index Fund

June 30, 2010

OIL & GAS—9.65%
Anadarko Petroleum Corp.	473	17,071
Apache Corp.	325	27,362
Chesapeake Energy Corp.	629	13,177
Chevron Corp.	1,924	130,563
ConocoPhillips	1,427	70,051
Devon Energy Corp.	427	26,013
EOG Resources Inc.	242	23,805
Exxon Mobil Corp.	4,880	278,502
Hess Corp.	279	14,045
Marathon Oil Corp.	679	21,110
Occidental Petroleum Corp.	777	59,945
Southwestern Energy Co.(a)	331	12,790

		694,434
OIL & GAS SERVICES—1.60%
Baker Hughes Inc.	410	17,044
Halliburton Co.	866	21,260
National Oilwell Varco Inc.	401	13,261
Schlumberger Ltd.	1,144	63,309

		114,874
PHARMACEUTICALS—6.45%
Abbott Laboratories	1,481	69,281
Allergan Inc.	291	16,954
Bristol-Myers Squibb Co.	1,644	41,001
Cardinal Health Inc.	351	11,797
Eli Lilly and Co.	972	32,562
Express Scripts Inc.(a)	524	24,639
Gilead Sciences Inc.(a)	851	29,172
Medco Health Solutions Inc.(a)	437	24,070
Merck & Co. Inc.	2,988	104,491
Pfizer Inc.	7,728	110,201

		464,168
PIPELINES—0.14%
Williams Companies Inc. (The)	566	10,347

		10,347
REAL ESTATE INVESTMENT TRUSTS—0.48%
Public Storage	134	11,780
Simon Property Group Inc.	280	22,610

		34,390
RETAIL—6.32%
Best Buy Co. Inc.	330	11,174
Costco Wholesale Corp.	421	23,083
CVS Caremark Corp.	1,308	38,351
Gap Inc. (The)	440	8,562
Home Depot Inc. (The)	1,619	45,445
Kohl’s Corp.(a)	294	13,965
Lowe’s Companies Inc.	1,380	28,180
McDonald’s Corp.	1,032	67,978
Staples Inc.	702	13,373
Starbucks Corp.	712	17,302

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Top 200 Index Fund

June 30, 2010

Target Corp.	704	34,616
TJX Companies Inc. (The)	390	16,360
Wal-Mart Stores Inc.	1,956	94,025
Walgreen Co.	936	24,991
Yum! Brands Inc.	447	17,451

		454,856
SEMICONDUCTORS—2.25%
Applied Materials Inc.	1,285	15,446
Broadcom Corp. Class A	475	15,661
Intel Corp.	5,321	103,493
Texas Instruments Inc.	1,169	27,214

		161,814
SOFTWARE—4.02%
Activision Blizzard Inc.	496	5,203
Adobe Systems Inc.(a)	503	13,294
Automatic Data Processing Inc.	481	19,365
Microsoft Corp.	7,337	168,825
Oracle Corp.	3,652	78,372
VMware Inc. Class A(a)	70	4,381

		289,440
TELECOMMUNICATIONS—6.39%
American Tower Corp. Class A(a)	388	17,266
AT&T Inc.	5,661	136,940
Cisco Systems Inc.(a)	5,471	116,587
Corning Inc.	1,493	24,112
Juniper Networks Inc.(a)	503	11,478
Motorola Inc.(a)	2,223	14,494
QUALCOMM Inc.	1,569	51,526
Sprint Nextel Corp.(a)	2,796	11,855
Verizon Communications Inc.	2,705	75,794

		460,052
TRANSPORTATION—1.82%
CSX Corp.	372	18,462
FedEx Corp.	299	20,963
Norfolk Southern Corp.	354	18,780
Union Pacific Corp.	484	33,643
United Parcel Service Inc. Class B	685	38,969

		130,817

TOTAL COMMON STOCKS
(Cost: $7,568,568)		7,184,770

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Top 200 Index Fund

June 30, 2010

SHORT-TERM INVESTMENTS—0.18%

MONEY MARKET FUNDS—0.18%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(b)(c)	12,931	12,931

		12,931

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,931)		12,931

TOTAL INVESTMENTS IN SECURITIES—100.02%
(Cost: $7,581,499)		7,197,701
Other Assets, Less Liabilities—(0.02)%		(1,421)

NET ASSETS—100.00%		$7,196,280

NVS—Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Russell Top 200 Growth Index Fund

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.85%

ADVERTISING—0.22%
Omnicom Group Inc.	10,013	$343,446

		343,446
AEROSPACE & DEFENSE—2.94%
Boeing Co. (The)	24,963	1,566,428
Lockheed Martin Corp.	9,814	731,143
United Technologies Corp.	34,597	2,245,692

		4,543,263
AGRICULTURE—3.17%
Altria Group Inc.	49,124	984,445
Monsanto Co.	22,075	1,020,306
Philip Morris International Inc.	63,232	2,898,555

		4,903,306
APPAREL—0.64%
Nike Inc. Class B	14,565	983,866

		983,866
AUTO MANUFACTURERS—1.26%
Ford Motor Co.(a)	134,963	1,360,427
PACCAR Inc.	14,766	588,720

		1,949,147
AUTO PARTS & EQUIPMENT—0.45%
Johnson Controls Inc.	25,670	689,753

		689,753
BANKS—0.12%
Northern Trust Corp.	3,907	182,457

		182,457
BEVERAGES—3.55%
Coca-Cola Co. (The)	63,722	3,193,746
PepsiCo Inc.	37,625	2,293,244

		5,486,990
BIOTECHNOLOGY—0.88%
Celgene Corp.(a)	18,651	947,844
Genzyme Corp.(a)	8,220	417,329

		1,365,173
CHEMICALS—1.42%
Air Products and Chemicals Inc.	8,587	556,524
E.I. du Pont de Nemours and Co.	12,725	440,158
Mosaic Co. (The)	6,395	249,277
Praxair Inc.	12,372	940,148

		2,186,107

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Top 200 Growth Index Fund

June 30, 2010

COMMERCIAL SERVICES—1.58%
MasterCard Inc. Class A	3,939	785,949
McKesson Corp.	4,745	318,674
Visa Inc. Class A	18,896	1,336,892

		2,441,515
COMPUTERS—15.36%
Accenture PLC Class A	24,741	956,240
Apple Inc.(a)	36,861	9,271,647
Cognizant Technology Solutions Corp. Class A(a)	12,117	606,577
Dell Inc.(a)	68,864	830,500
EMC Corp.(a)	83,191	1,522,395
Hewlett-Packard Co.	95,036	4,113,158
International Business Machines Corp.	51,960	6,416,021

		23,716,538
COSMETICS & PERSONAL CARE—1.12%
Colgate-Palmolive Co.	16,612	1,308,361
Procter & Gamble Co. (The)	6,994	419,500

		1,727,861
DIVERSIFIED FINANCIAL SERVICES—2.11%
American Express Co.	42,440	1,684,868
BlackRock Inc.(b)	494	70,840
Charles Schwab Corp. (The)	40,231	570,475
Franklin Resources Inc.	6,019	518,778
Morgan Stanley	18,005	417,896

		3,262,857
ELECTRICAL COMPONENTS & EQUIPMENT—0.86%
Emerson Electric Co.	30,476	1,331,496

		1,331,496
FOOD—1.13%
General Mills Inc.	15,981	567,645
Kellogg Co.	9,325	469,048
Kroger Co. (The)	1,489	29,318
Sysco Corp.	23,939	683,937

		1,749,948
HEALTH CARE - PRODUCTS—3.91%
Alcon Inc.	2,806	415,821
Baxter International Inc.	20,107	817,149
Becton, Dickinson and Co.	9,442	638,468
Covidien PLC	20,287	815,132
Johnson & Johnson	16,740	988,664
Medtronic Inc.	34,279	1,243,299
St. Jude Medical Inc.(a)	13,227	477,362
Stryker Corp.	12,746	638,065

		6,033,960
HOUSEHOLD PRODUCTS & WARES—0.52%
Kimberly-Clark Corp.	13,270	804,560

		804,560

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Top 200 Growth Index Fund

June 30, 2010

INSURANCE—0.82%
ACE Ltd.	2,090	107,593
Aflac Inc.	17,954	766,097
MetLife Inc.	7,457	281,577
Travelers Companies Inc. (The)	2,329	114,703

		1,269,970
INTERNET—4.31%
Amazon.com Inc.(a)	14,158	1,546,903
eBay Inc.(a)	17,688	346,862
Google Inc. Class A(a)	9,873	4,392,991
Symantec Corp.(a)	3,046	42,279
Yahoo! Inc.(a)	23,658	327,190

		6,656,225
IRON & STEEL—0.14%
Nucor Corp.	5,472	209,468

		209,468
LEISURE TIME—0.13%
Carnival Corp.	6,620	200,189

		200,189
LODGING—0.18%
Las Vegas Sands Corp.(a)	12,803	283,458

		283,458
MACHINERY—1.58%
Caterpillar Inc.	25,514	1,532,626
Deere & Co.	16,228	903,575

		2,436,201
MANUFACTURING—4.23%
3M Co.	28,929	2,285,102
Danaher Corp.	19,920	739,430
General Electric Co.	100,247	1,445,562
Honeywell International Inc.	31,100	1,213,833
Illinois Tool Works Inc.	17,827	735,898
Tyco International Ltd.	2,994	105,479

		6,525,304
MEDIA—1.33%
DIRECTV Class A(a)	36,061	1,223,189
News Corp. Class A NVS	19,324	231,115
Thomson Reuters Corp.	4,910	175,925
Time Warner Inc.	9,507	274,848
Viacom Inc. Class B NVS	4,840	151,831

		2,056,908
METAL FABRICATE & HARDWARE—0.38%
Precision Castparts Corp.	5,753	592,099

		592,099

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Top 200 Growth Index Fund

June 30, 2010

MINING—1.60%
Alcoa Inc.	6,003	60,390
Freeport-McMoRan Copper & Gold Inc.	17,509	1,035,307
Newmont Mining Corp.	19,251	1,188,557
Southern Copper Corp.	6,840	181,534

		2,465,788
OIL & GAS—9.43%
Chevron Corp.	4,307	292,273
ConocoPhillips	23,070	1,132,506
EOG Resources Inc.	10,299	1,013,113
Exxon Mobil Corp.	189,712	10,826,864
Marathon Oil Corp.	7,676	238,647
Occidental Petroleum Corp.	6,670	514,590
Southwestern Energy Co.(a)	14,011	541,385

		14,559,378
OIL & GAS SERVICES—2.44%
Baker Hughes Inc.	4,759	197,832
Halliburton Co.	36,637	899,438
Schlumberger Ltd.	48,375	2,677,072

		3,774,342
PHARMACEUTICALS—4.62%
Abbott Laboratories	56,504	2,643,257
Allergan Inc.	12,306	716,948
Cardinal Health Inc.	5,045	169,562
Eli Lilly and Co.	9,466	317,111
Express Scripts Inc.(a)	22,181	1,042,951
Gilead Sciences Inc.(a)	36,013	1,234,526
Medco Health Solutions Inc.(a)	18,489	1,018,374

		7,142,729
PIPELINES—0.12%
Williams Companies Inc. (The)	9,747	178,175

		178,175
REAL ESTATE INVESTMENT TRUSTS—0.72%
Public Storage	5,149	452,648
Simon Property Group Inc.	8,197	661,908

		1,114,556
RETAIL—10.13%
Best Buy Co. Inc.	13,864	469,435
Costco Wholesale Corp.	17,829	977,564
CVS Caremark Corp.	6,135	179,878
Gap Inc. (The)	16,546	321,985
Home Depot Inc. (The)	68,543	1,924,002
Kohl’s Corp.(a)	9,197	436,857
Lowe’s Companies Inc.	44,514	908,976
McDonald’s Corp.	43,631	2,873,974
Staples Inc.	29,492	561,823
Starbucks Corp.	30,155	732,766
Target Corp.	29,806	1,465,561
TJX Companies Inc. (The)	16,515	692,804
Wal-Mart Stores Inc.	50,009	2,403,933
Walgreen Co.	36,088	963,550
Yum! Brands Inc.	18,920	738,637

		15,651,745

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Top 200 Growth Index Fund

June 30, 2010

SEMICONDUCTORS—3.13%
Applied Materials Inc.	54,355	653,347
Broadcom Corp. Class A	20,088	662,301
Intel Corp.	154,009	2,995,475
Texas Instruments Inc.	22,405	521,589

		4,832,712
SOFTWARE—6.29%
Activision Blizzard Inc.	5,713	59,930
Adobe Systems Inc.(a)	21,305	563,091
Automatic Data Processing Inc.	20,350	819,291
Microsoft Corp.	207,629	4,777,543
Oracle Corp.	154,164	3,308,360
VMware Inc. Class A(a)	2,975	186,205

		9,714,420
TELECOMMUNICATIONS—5.48%
American Tower Corp. Class A(a)	16,325	726,463
Cisco Systems Inc.(a)	231,397	4,931,070
Corning Inc.	7,893	127,472
Juniper Networks Inc.(a)	21,295	485,952
QUALCOMM Inc.	66,554	2,185,633

		8,456,590
TRANSPORTATION—1.55%
FedEx Corp.	8,183	573,710
Union Pacific Corp.	2,557	177,737
United Parcel Service Inc. Class B	28,919	1,645,202

		2,396,649

TOTAL COMMON STOCKS
(Cost: $170,523,126)		154,219,149

SHORT-TERM INVESTMENTS—0.12%

MONEY MARKET FUNDS—0.12%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(b)(c)	194,009	194,009

		194,009

TOTAL SHORT-TERM INVESTMENTS
(Cost: $194,009)		194,009

TOTAL INVESTMENTS IN SECURITIES—99.97%
(Cost: $170,717,135)		154,413,158
Other Assets, Less Liabilities—0.03%		43,521

NET ASSETS—100.00%		$154,456,679

NVS—Non-Voting Shares

(a)	Non-income earning security.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Russell Top 200 Value Index Fund

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.84%

ADVERTISING—0.06%
Omnicom Group Inc.	2,440	$83,692

		83,692
AEROSPACE & DEFENSE—2.01%
Boeing Co. (The)	5,903	370,413
General Dynamics Corp.	14,243	834,070
Lockheed Martin Corp.	2,720	202,640
Northrop Grumman Corp.	12,330	671,245
Raytheon Co.	15,599	754,836
United Technologies Corp.	3,285	213,229

		3,046,433
AGRICULTURE—1.52%
Altria Group Inc.	35,545	712,322
Archer-Daniels-Midland Co.	26,332	679,892
Philip Morris International Inc.	11,978	549,072
Reynolds American Inc.	6,870	358,064

		2,299,350
AUTO PARTS & EQUIPMENT—0.03%
Johnson Controls Inc.	1,571	42,213

		42,213
BANKS—11.16%
Bank of America Corp.	411,435	5,912,321
Bank of New York Mellon Corp. (The)	49,655	1,225,982
BB&T Corp.	28,334	745,468
Northern Trust Corp.	5,952	277,958
PNC Financial Services Group Inc. (The)(a)	21,535	1,216,727
State Street Corp.	20,541	694,697
U.S. Bancorp	78,732	1,759,660
Wells Fargo & Co.	199,570	5,108,992

		16,941,805
BEVERAGES—1.85%
Coca-Cola Co. (The)	21,903	1,097,778
PepsiCo Inc.	28,158	1,716,230

		2,814,008
BIOTECHNOLOGY—1.79%
Amgen Inc.(b)	39,323	2,068,390
Biogen Idec Inc.(b)	10,931	518,676
Genzyme Corp.(b)	2,612	132,611

		2,719,677
CHEMICALS—1.29%
Dow Chemical Co. (The)	47,282	1,121,529
E.I. du Pont de Nemours and Co.	24,296	840,399

		1,961,928

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Top 200 Value Index Fund

June 30, 2010

COMMERCIAL SERVICES—0.28%
McKesson Corp.	6,311	423,847

		423,847
COSMETICS & PERSONAL CARE—4.56%
Colgate-Palmolive Co.	3,272	257,703
Procter & Gamble Co. (The)	111,017	6,658,799

		6,916,502
DIVERSIFIED FINANCIAL SERVICES—9.59%
BlackRock Inc.(a)	945	135,513
Capital One Financial Corp.	18,693	753,328
Citigroup Inc.(b)	867,571	3,262,067
CME Group Inc.	2,688	756,806
Goldman Sachs Group Inc. (The)	21,117	2,772,028
JPMorgan Chase & Co.	163,175	5,973,837
Morgan Stanley	39,028	905,840

		14,559,419
ELECTRIC—4.78%
American Electric Power Co. Inc.	19,604	633,209
Dominion Resources Inc.	24,548	950,989
Duke Energy Corp.	54,031	864,496
Entergy Corp.	7,750	555,055
Exelon Corp.	27,046	1,026,937
FPL Group Inc.	16,977	827,799
PG&E Corp.	15,242	626,446
Public Service Enterprise Group Inc.	20,715	649,001
Southern Co.	33,750	1,123,200

		7,257,132
ELECTRONICS—0.54%
Thermo Fisher Scientific Inc.(b)	16,799	823,991

		823,991
ENVIRONMENTAL CONTROL—0.41%
Waste Management Inc.	19,772	618,666

		618,666
FOOD—1.83%
General Mills Inc.	11,001	390,755
Kellogg Co.	1,119	56,286
Kraft Foods Inc. Class A	65,873	1,844,444
Kroger Co. (The)	24,904	490,360

		2,781,845
HEALTH CARE - PRODUCTS—4.40%
Baxter International Inc.	4,079	165,771
Johnson & Johnson	96,149	5,678,560
Medtronic Inc.	10,415	377,752
Zimmer Holdings Inc.(b)	8,302	448,723

		6,670,806

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Top 200 Value Index Fund

June 30, 2010

HEALTH CARE - SERVICES—1.74%
Aetna Inc.	17,395	458,880
UnitedHealth Group Inc.	46,733	1,327,217
WellPoint Inc.(b)	17,488	855,688

		2,641,785
HOUSEHOLD PRODUCTS & WARES—0.14%
Kimberly-Clark Corp.	3,523	213,599

		213,599
INSURANCE—6.96%
ACE Ltd.	11,759	605,353
Aflac Inc.	1,059	45,188
Allstate Corp. (The)	22,025	632,778
Berkshire Hathaway Inc. Class B(b)	70,925	5,652,013
Chubb Corp.	13,378	669,034
Loews Corp.	12,883	429,133
MetLife Inc.	16,563	625,419
Prudential Financial Inc.	19,002	1,019,647
Travelers Companies Inc. (The)	18,044	888,667

		10,567,232
INTERNET—0.95%
eBay Inc.(b)	29,196	572,534
Symantec Corp.(b)	29,634	411,320
Yahoo! Inc.(b)	32,780	453,347

		1,437,201
IRON & STEEL—0.19%
Nucor Corp.	7,367	282,009

		282,009
LEISURE TIME—0.22%
Carnival Corp.	11,210	338,990

		338,990
MACHINERY—0.04%
Deere & Co.	972	54,121

		54,121
MANUFACTURING—3.65%
Danaher Corp.	1,611	59,800
General Electric Co.	336,266	4,848,956
Tyco International Ltd.	17,873	629,666

		5,538,422
MEDIA—5.43%
Comcast Corp. Class A	115,504	2,006,304
News Corp. Class A NVS	74,002	885,064
Thomson Reuters Corp.	10,349	370,805
Time Warner Cable Inc.	14,510	755,681
Time Warner Inc.	37,045	1,070,971
Viacom Inc. Class B NVS	19,970	626,459
Walt Disney Co. (The)	80,359	2,531,308

		8,246,592

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Top 200 Value Index Fund

June 30, 2010

MINING—0.24%
Alcoa Inc.	35,745	359,595

		359,595
OIL & GAS—9.88%
Anadarko Petroleum Corp.	20,249	730,786
Apache Corp.	13,804	1,162,159
Chesapeake Energy Corp.	26,735	560,098
Chevron Corp.	77,996	5,292,809
ConocoPhillips	37,703	1,850,840
Devon Energy Corp.	18,385	1,120,014
Exxon Mobil Corp.	16,997	970,019
Hess Corp.	11,935	600,808
Marathon Oil Corp.	21,285	661,751
Occidental Petroleum Corp.	26,567	2,049,644

		14,998,928
OIL & GAS SERVICES—0.72%
Baker Hughes Inc.	12,751	530,059
National Oilwell Varco Inc.	17,152	567,217

		1,097,276
PHARMACEUTICALS—8.33%
Abbott Laboratories	6,188	289,475
Bristol-Myers Squibb Co.	70,630	1,761,512
Cardinal Health Inc.	9,725	326,857
Eli Lilly and Co.	32,055	1,073,842
Merck & Co. Inc.	127,874	4,471,754
Pfizer Inc.	330,773	4,716,823

		12,640,263
PIPELINES—0.17%
Williams Companies Inc. (The)	14,058	256,980

		256,980
REAL ESTATE INVESTMENT TRUSTS—0.23%
Public Storage	534	46,944
Simon Property Group Inc.	3,689	297,887

		344,831
RETAIL—2.39%
CVS Caremark Corp.	49,731	1,458,113
Gap Inc. (The)	2,196	42,734
Kohl’s Corp.(b)	3,272	155,420
Lowe’s Companies Inc.	14,073	287,371
Wal-Mart Stores Inc.	33,087	1,590,492
Walgreen Co.	3,578	95,532

		3,629,662
SEMICONDUCTORS—1.35%
Intel Corp.	72,282	1,405,885
Texas Instruments Inc.	27,375	637,290

		2,043,175

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Top 200 Value Index Fund

June 30, 2010

SOFTWARE—1.68%
Activision Blizzard Inc.	15,480	162,385
Microsoft Corp.	104,036	2,393,869

		2,556,254
TELECOMMUNICATIONS—7.34%
AT&T Inc.	242,260	5,860,269
Corning Inc.	55,910	902,946
Motorola Inc.(b)	95,157	620,424
Sprint Nextel Corp.(b)	121,498	515,152
Verizon Communications Inc.	115,945	3,248,779

		11,147,570
TRANSPORTATION—2.09%
CSX Corp.	15,934	790,804
FedEx Corp.	4,541	318,370
Norfolk Southern Corp.	15,149	803,655
Union Pacific Corp.	18,212	1,265,916

		3,178,745

TOTAL COMMON STOCKS
(Cost: $168,241,793)		151,534,544

SHORT-TERM INVESTMENTS—0.22%

MONEY MARKET FUNDS—0.22%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(a)(c)	329,949	329,949

		329,949

TOTAL SHORT-TERM INVESTMENTS
(Cost: $329,949)		329,949

TOTAL INVESTMENTS IN SECURITIES—100.06%
(Cost: $168,571,742)		151,864,493
Other Assets, Less Liabilities—(0.06)%		(81,525)

NET ASSETS—100.00%		$151,782,968

NVS—Non-Voting Shares

(a)	Affiliated issuer. See Note 2.
(b)	Non-income earning security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Russell 1000 Index Fund

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.76%

ADVERTISING—0.15%
Clear Channel Outdoor Holdings Inc. Class A(a)	18,404	$159,747
Interpublic Group of Companies Inc. (The)(a)	224,519	1,600,820
Lamar Advertising Co. Class A(a)	26,480	649,290
Omnicom Group Inc.	140,670	4,824,981

		7,234,838
AEROSPACE & DEFENSE—2.06%
Alliant Techsystems Inc.(a)	15,186	942,443
BE Aerospace Inc.(a)	43,850	1,115,106
Boeing Co. (The)	347,535	21,807,821
General Dynamics Corp.	158,164	9,262,084
Goodrich Corp.	57,222	3,790,957
L-3 Communications Holdings Inc.	53,050	3,758,062
Lockheed Martin Corp.	141,598	10,549,051
Northrop Grumman Corp.	137,988	7,512,067
Raytheon Co.	174,580	8,447,926
Rockwell Collins Inc.	72,143	3,832,958
Spirit AeroSystems Holdings Inc. Class A(a)	48,351	921,570
TransDigm Group Inc.	22,458	1,146,032
United Technologies Corp.	427,233	27,731,694

		100,817,771
AGRICULTURE—1.83%
Altria Group Inc.	953,896	19,116,076
Archer-Daniels-Midland Co.	294,623	7,607,166
Bunge Ltd.	65,910	3,242,113
Lorillard Inc.	70,047	5,041,983
Monsanto Co.	249,914	11,551,025
Philip Morris International Inc.	848,135	38,878,508
Reynolds American Inc.	76,752	4,000,314

		89,437,185
AIRLINES—0.26%
AMR Corp.(a)	152,820	1,036,120
Continental Airlines Inc. Class B(a)	64,099	1,410,178
Copa Holdings SA Class A	14,112	624,033
Delta Air Lines Inc.(a)	361,974	4,253,194
Southwest Airlines Co.	341,209	3,790,832
UAL Corp.(a)	76,826	1,579,542

		12,693,899
APPAREL—0.49%
Coach Inc.	139,807	5,109,946
Guess? Inc.	29,422	919,143
Hanesbrands Inc.(a)	43,907	1,056,402
Nike Inc. Class B	164,859	11,136,226
Phillips-Van Heusen Corp.	25,741	1,191,036
Polo Ralph Lauren Corp.	25,657	1,871,935
VF Corp.	40,244	2,864,568

		24,149,256

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

June 30, 2010

AUTO MANUFACTURERS—0.51%
Ford Motor Co.(a)(b)	1,527,610	15,398,309
Navistar International Corp.(a)	32,477	1,597,868
Oshkosh Corp.(a)	41,215	1,284,259
PACCAR Inc.	166,950	6,656,297

		24,936,733
AUTO PARTS & EQUIPMENT—0.34%
Autoliv Inc.(a)(b)	39,177	1,874,619
BorgWarner Inc.(a)	53,990	2,015,987
Federal-Mogul Corp. Class A(a)	9,188	119,628
Goodyear Tire & Rubber Co. (The)(a)	111,544	1,108,747
Johnson Controls Inc.	308,196	8,281,227
Lear Corp.(a)	21,317	1,411,185
TRW Automotive Holdings Corp.(a)(b)	35,779	986,427
WABCO Holdings Inc.(a)	29,586	931,367

		16,729,187
BANKS—4.79%
Associated Banc-Corp	79,445	973,996
BancorpSouth Inc.	38,422	686,985
Bank of America Corp.	4,594,834	66,027,765
Bank of Hawaii Corp.	22,070	1,067,085
Bank of New York Mellon Corp. (The)	555,607	13,717,937
BB&T Corp.	317,064	8,341,954
BOK Financial Corp.	11,456	543,816
CapitalSource Inc.	146,740	698,482
City National Corp.	20,802	1,065,686
Comerica Inc.	80,845	2,977,521
Commerce Bancshares Inc.	33,083	1,190,657
Cullen/Frost Bankers Inc.	24,077	1,237,558
East West Bancorp Inc.	67,440	1,028,460
Fifth Third Bancorp	364,244	4,476,559
First Citizens BancShares Inc. Class A	2,454	471,978
First Horizon National Corp.(a)	104,687	1,198,666
Fulton Financial Corp.	91,205	880,128
Huntington Bancshares Inc.	328,748	1,821,264
KeyCorp	403,033	3,099,324
M&T Bank Corp.	33,730	2,865,363
Marshall & Ilsley Corp.	241,904	1,736,871
Northern Trust Corp.	110,824	5,175,481
PNC Financial Services Group Inc. (The)(c)	240,964	13,614,466
Popular Inc.(a)	294,060	788,081
Regions Financial Corp.	545,352	3,588,416
State Street Corp.	229,582	7,764,463
SunTrust Banks Inc.	229,066	5,337,238
Synovus Financial Corp.	356,704	906,028
TCF Financial Corp.	65,311	1,084,816
U.S. Bancorp	877,996	19,623,211
Valley National Bancorp	73,966	1,007,417
Wells Fargo & Co.	2,228,272	57,043,763
Wilmington Trust Corp.	41,311	458,139
Zions Bancorporation	73,541	1,586,279

		234,085,853

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

June 30, 2010

BEVERAGES—2.26%
Brown-Forman Corp. Class B NVS	48,487	2,774,911
Coca-Cola Co. (The)	964,662	48,348,859
Coca-Cola Enterprises Inc.	146,104	3,778,249
Constellation Brands Inc. Class A(a)	84,249	1,315,969
Dr Pepper Snapple Group Inc.	112,605	4,210,301
Green Mountain Coffee Roasters Inc.(a)(b)	50,412	1,295,588
Hansen Natural Corp.(a)	30,368	1,187,693
Molson Coors Brewing Co. Class B NVS	60,243	2,551,894
PepsiCo Inc.	738,609	45,018,219

		110,481,683
BIOTECHNOLOGY—1.35%
Abraxis BioScience Inc.(a)	3,306	245,305
Alexion Pharmaceuticals Inc.(a)	40,902	2,093,773
Amgen Inc.(a)	438,570	23,068,782
Bio-Rad Laboratories Inc. Class A(a)	8,933	772,615
Biogen Idec Inc.(a)	122,133	5,795,211
Celgene Corp.(a)	210,944	10,720,174
Charles River Laboratories International Inc.(a)	30,407	1,040,224
Genzyme Corp.(a)	122,100	6,199,017
Human Genome Sciences Inc.(a)	85,587	1,939,401
Illumina Inc.(a)	55,848	2,431,064
Life Technologies Corp.(a)	83,523	3,946,462
Millipore Corp.(a)	25,693	2,740,159
Myriad Genetics Inc.(a)	44,377	663,436
Regeneron Pharmaceuticals Inc.(a)	29,507	658,596
Talecris Biotherapeutics Holdings Corp.(a)	23,220	489,942
Vertex Pharmaceuticals Inc.(a)	92,458	3,041,868

		65,846,029
BUILDING MATERIALS—0.15%
Armstrong World Industries Inc.(a)	8,992	271,379
Eagle Materials Inc.	19,874	515,333
Lennox International Inc.	21,586	897,330
Martin Marietta Materials Inc.(b)	20,735	1,758,535
Masco Corp.	164,565	1,770,719
Owens Corning(a)	52,133	1,559,298
USG Corp.(a)	30,612	369,793

		7,142,387
CHEMICALS—1.73%
Air Products and Chemicals Inc.	97,297	6,305,819
Airgas Inc.	38,287	2,381,451
Albemarle Corp.	41,931	1,665,080
Ashland Inc.	36,019	1,672,002
Cabot Corp.	30,059	724,723
Celanese Corp. Series A	71,878	1,790,481
CF Industries Holdings Inc.	32,592	2,067,962
Cytec Industries Inc.	22,425	896,776
Dow Chemical Co. (The)	528,680	12,540,290
E.I. du Pont de Nemours and Co.	415,016	14,355,403
Eastman Chemical Co.	33,198	1,771,445
Ecolab Inc.	106,941	4,802,720
FMC Corp.	33,341	1,914,774
Huntsman Corp.	85,815	744,016
International Flavors & Fragrances Inc.	36,503	1,548,457
Intrepid Potash Inc.(a)(b)	20,176	394,844
Lubrizol Corp.	31,283	2,512,338
Mosaic Co. (The)	72,496	2,825,894
PPG Industries Inc.	76,217	4,604,269
Praxair Inc.	140,153	10,650,226
RPM International Inc.	59,552	1,062,408
Sherwin-Williams Co. (The)	42,116	2,914,006
Sigma-Aldrich Corp.	55,646	2,772,840
Valspar Corp. (The)	45,564	1,372,388

		84,290,612

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

June 30, 2010

COAL—0.30%
Alpha Natural Resources Inc.(a)	55,527	1,880,700
Arch Coal Inc.	74,557	1,476,974
CONSOL Energy Inc.	103,449	3,492,438
Massey Energy Co.	47,258	1,292,506
Peabody Energy Corp.	123,176	4,819,877
Walter Energy Inc.	24,633	1,498,918

		14,461,413
COMMERCIAL SERVICES—1.65%
Aaron’s Inc.	33,227	567,185
Alliance Data Systems Corp.(a)(b)	24,337	1,448,538
Apollo Group Inc. Class A(a)	59,297	2,518,344
Career Education Corp.(a)	29,661	682,796
Convergys Corp.(a)	45,039	441,833
CoreLogic Inc.	47,345	836,113
Corrections Corp. of America(a)	52,246	996,854
DeVry Inc.	29,076	1,526,199
Education Management Corp.(a)(b)	19,188	292,617
Emergency Medical Services Corp. Class A(a)	13,501	661,954
Equifax Inc.	58,099	1,630,258
FTI Consulting Inc.(a)	21,581	940,716
Gartner Inc.(a)	33,277	773,690
Genpact Ltd.(a)	30,370	471,646
H&R Block Inc.	151,008	2,369,316
Hertz Global Holdings Inc.(a)(b)	88,949	841,458
Hewitt Associates Inc. Class A(a)	42,474	1,463,654
Hillenbrand Inc.	28,265	604,588
Interactive Data Corp.	17,040	568,795
Iron Mountain Inc.	83,418	1,873,568
ITT Educational Services Inc.(a)(b)	15,859	1,316,614
KAR Auction Services Inc.(a)	12,266	151,730
Lender Processing Services Inc.	43,536	1,363,112
Manpower Inc.	37,573	1,622,402
MasterCard Inc. Class A	44,547	8,888,463
McKesson Corp.	124,331	8,350,070
Monster Worldwide Inc.(a)	58,026	676,003
Moody’s Corp.	93,742	1,867,341
Morningstar Inc.(a)	9,992	424,860
Pharmaceutical Product Development Inc.	48,061	1,221,230
Quanta Services Inc.(a)	96,468	1,992,064
R.R. Donnelley & Sons Co.	94,677	1,549,862
Robert Half International Inc.	68,847	1,621,347
SAIC Inc.(a)	141,863	2,374,787
Service Corp. International	115,952	858,045
Strayer Education Inc.	6,382	1,326,754
Towers Watson & Co. Class A	19,454	755,788
Verisk Analytics Inc. Class A(a)	47,137	1,409,396
Visa Inc. Class A	213,758	15,123,378
VistaPrint NV(a)	19,922	946,096
Weight Watchers International Inc.	15,345	394,213
Western Union Co.	308,035	4,592,802

		80,336,479
COMPUTERS—6.16%
Accenture PLC Class A	279,807	10,814,541
Apple Inc.(a)	416,683	104,808,275
Brocade Communications Systems Inc.(a)	203,970	1,052,485

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

June 30, 2010

Cadence Design Systems Inc.(a)	122,958	711,927
Cognizant Technology Solutions Corp. Class A(a)	137,190	6,867,731
Computer Sciences Corp.	70,712	3,199,718
Dell Inc.(a)	779,502	9,400,794
Diebold Inc.	30,318	826,165
DST Systems Inc.	16,320	589,805
EMC Corp.(a)	941,556	17,230,475
FactSet Research Systems Inc.	21,295	1,426,552
Hewlett-Packard Co.	1,074,010	46,483,153
IHS Inc. Class A(a)	22,091	1,290,556
International Business Machines Corp.	587,277	72,516,964
Lexmark International Inc. Class A(a)(b)	35,767	1,181,384
MICROS Systems Inc.(a)	36,868	1,174,983
NCR Corp.(a)	73,677	892,965
NetApp Inc.(a)	157,709	5,884,123
SanDisk Corp.(a)	105,171	4,424,544
Seagate Technology(a)	223,469	2,914,036
Synopsys Inc.(a)	68,718	1,434,145
Teradata Corp.(a)	76,532	2,332,695
Western Digital Corp.(a)	105,051	3,168,338

		300,626,354
COSMETICS & PERSONAL CARE—2.17%
Alberto-Culver Co.	39,326	1,065,341
Avon Products Inc.	196,311	5,202,242
Colgate-Palmolive Co.	224,638	17,692,489
Estee Lauder Companies Inc. (The) Class A	50,548	2,817,040
Procter & Gamble Co. (The)	1,318,751	79,098,685

		105,875,797
DISTRIBUTION & WHOLESALE—0.27%
Central European Distribution Corp.(a)	32,133	687,004
Fastenal Co.(b)	60,515	3,037,248
Genuine Parts Co.	72,565	2,862,689
Ingram Micro Inc. Class A(a)	75,966	1,153,923
LKQ Corp.(a)	65,593	1,264,633
Tech Data Corp.(a)	23,423	834,327
W.W. Grainger Inc.	28,368	2,821,198
WESCO International Inc.(a)	19,539	657,878

		13,318,900
DIVERSIFIED FINANCIAL SERVICES—5.01%
Affiliated Managers Group Inc.(a)	20,453	1,242,929
American Express Co.	480,340	19,069,498
AmeriCredit Corp.(a)(b)	29,390	535,486
Ameriprise Financial Inc.	118,020	4,264,063
BlackRock Inc.(c)	15,870	2,275,758
Capital One Financial Corp.	209,158	8,429,067
Charles Schwab Corp. (The)	453,294	6,427,709
CIT Group Inc.(a)	91,459	3,096,802
Citigroup Inc.(a)	9,686,768	36,422,248
CME Group Inc.	30,053	8,461,422
Discover Financial Services	249,286	3,485,018
E*TRADE Financial Corp.(a)	100,374	1,186,421
Eaton Vance Corp.	54,147	1,494,999
Federated Investors Inc. Class B	40,911	847,267
Franklin Resources Inc.	68,124	5,871,608
GLG Partners Inc.(a)(b)	60,302	264,123
Goldman Sachs Group Inc. (The)	235,774	30,950,053
Greenhill & Co. Inc.	13,405	819,448
Interactive Brokers Group Inc. Class A(a)	16,774	278,448

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

June 30, 2010

IntercontinentalExchange Inc.(a)	33,802	3,820,640
Invesco Ltd.(b)	199,987	3,365,781
Janus Capital Group Inc.	84,505	750,404
Jefferies Group Inc.(b)	53,541	1,128,644
JPMorgan Chase & Co.	1,822,135	66,708,362
Lazard Ltd. Class A(b)	41,933	1,120,030
Legg Mason Inc.	74,672	2,093,056
Morgan Stanley	639,859	14,851,127
NASDAQ OMX Group Inc. (The)(a)	62,178	1,105,525
NYSE Euronext Inc.	119,647	3,305,847
Raymond James Financial Inc.	45,570	1,125,123
SLM Corp.(a)	222,009	2,306,674
T. Rowe Price Group Inc.	118,722	5,270,070
TD AMERITRADE Holding Corp.(a)	106,998	1,637,069
Waddell & Reed Financial Inc. Class A	39,722	869,117

		244,879,836
ELECTRIC—3.27%
AES Corp. (The)(a)	307,042	2,837,068
Allegheny Energy Inc.	77,813	1,609,173
Alliant Energy Corp.	50,831	1,613,376
Ameren Corp.	109,264	2,597,205
American Electric Power Co. Inc.	219,413	7,087,040
Calpine Corp.(a)	160,141	2,036,993
CenterPoint Energy Inc.	180,871	2,380,262
CMS Energy Corp.	105,504	1,545,634
Consolidated Edison Inc.	129,201	5,568,563
Constellation Energy Group Inc.	84,694	2,731,381
Dominion Resources Inc.	273,046	10,577,802
DPL Inc.	54,562	1,304,032
DTE Energy Co.	77,200	3,521,092
Duke Energy Corp.	601,567	9,625,072
Edison International	149,011	4,726,629
Entergy Corp.	86,598	6,202,149
Exelon Corp.	302,604	11,489,874
FirstEnergy Corp.	139,413	4,911,520
FPL Group Inc.	189,771	9,253,234
Great Plains Energy Inc.	62,277	1,059,955
Hawaiian Electric Industries Inc.	42,819	975,417
Integrys Energy Group Inc.	35,341	1,545,815
ITC Holdings Corp.	23,034	1,218,729
MDU Resources Group Inc.	86,332	1,556,566
Mirant Corp.(a)	66,168	698,734
Northeast Utilities	80,346	2,047,216
NRG Energy Inc.(a)	117,070	2,483,055
NSTAR	49,005	1,715,175
NV Energy Inc.	107,878	1,274,039
OGE Energy Corp.	44,610	1,630,942
Ormat Technologies Inc.	8,924	252,460
Pepco Holdings Inc.	102,432	1,606,134
PG&E Corp.	170,596	7,011,496
Pinnacle West Capital Corp.	49,486	1,799,311
PPL Corp.	173,510	4,329,074
Progress Energy Inc.	131,598	5,161,274
Public Service Enterprise Group Inc.	231,804	7,262,419
RRI Energy Inc.(a)	162,671	616,523
SCANA Corp.	51,802	1,852,439
Southern Co.	377,702	12,569,923
TECO Energy Inc.	98,192	1,479,753
Westar Energy Inc.	50,420	1,089,576
Wisconsin Energy Corp.	53,411	2,710,074
Xcel Energy Inc.	210,628	4,341,043

		159,905,241

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

June 30, 2010

ELECTRICAL COMPONENTS & EQUIPMENT—0.45%
AMETEK Inc.	48,553	1,949,403
Emerson Electric Co.	344,767	15,062,870
Energizer Holdings Inc.(a)	32,134	1,615,697
General Cable Corp.(a)	23,975	638,934
Hubbell Inc. Class B	27,566	1,094,095
Molex Inc.	61,133	1,115,066
SunPower Corp. Class A(a)(b)	44,248	535,401

		22,011,466
ELECTRONICS—0.78%
Agilent Technologies Inc.(a)	159,552	4,536,063
Amphenol Corp. Class A	79,327	3,115,964
Arrow Electronics Inc.(a)	55,742	1,245,834
Avnet Inc.(a)	69,657	1,679,430
AVX Corp.	21,669	277,797
Dolby Laboratories Inc. Class A(a)	24,426	1,531,266
FLIR Systems Inc.(a)	70,343	2,046,278
Garmin Ltd.(b)	51,552	1,504,287
Gentex Corp.	63,611	1,143,726
Itron Inc.(a)	18,377	1,136,066
Jabil Circuit Inc.	82,690	1,099,777
Mettler-Toledo International Inc.(a)	15,438	1,723,344
National Instruments Corp.	26,288	835,433
PerkinElmer Inc.	53,722	1,110,434
Thermo Fisher Scientific Inc.(a)	188,014	9,222,087
Thomas & Betts Corp.(a)	24,004	832,939
Trimble Navigation Ltd.(a)	55,660	1,558,480
Vishay Intertechnology Inc.(a)	79,314	613,890
Waters Corp.(a)	42,613	2,757,061

		37,970,156
ENERGY - ALTERNATE SOURCES—0.08%
Covanta Holding Corp.(a)	59,501	987,121
First Solar Inc.(a)(b)	25,343	2,884,794

		3,871,915
ENGINEERING & CONSTRUCTION—0.29%
AECOM Technology Corp.(a)	46,632	1,075,334
Chicago Bridge & Iron Co. NV(a)	46,017	865,580
Fluor Corp.	81,701	3,472,292
Jacobs Engineering Group Inc.(a)	57,332	2,089,178
KBR Inc.	73,701	1,499,078
McDermott International Inc.(a)	105,994	2,295,830
Shaw Group Inc. (The)(a)	38,708	1,324,588
URS Corp.(a)	38,013	1,495,812

		14,117,692
ENTERTAINMENT—0.12%
Bally Technologies Inc.(a)	25,140	814,284
DreamWorks Animation SKG Inc. Class A(a)	33,770	964,133
International Game Technology	136,719	2,146,488
International Speedway Corp. Class A	13,818	355,952
Madison Square Garden Inc. Class A(a)	27,313	537,247
Penn National Gaming Inc.(a)	30,949	714,922
Regal Entertainment Group Class A	37,115	483,980

		6,017,006

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

June 30, 2010

ENVIRONMENTAL CONTROL—0.34%
Nalco Holding Co.	59,490	1,217,165
Republic Services Inc.	148,922	4,427,451
Stericycle Inc.(a)	38,648	2,534,536
Waste Connections Inc.(a)	35,647	1,243,724
Waste Management Inc.	221,298	6,924,415

		16,347,291
FOOD—1.94%
Campbell Soup Co.	83,970	3,008,645
ConAgra Foods Inc.	204,177	4,761,408
Corn Products International Inc.	34,567	1,047,380
Dean Foods Co.(a)	83,454	840,382
Del Monte Foods Co.	91,171	1,311,951
Flowers Foods Inc.	34,973	854,390
General Mills Inc.	303,699	10,787,388
H.J. Heinz Co.	144,894	6,262,319
Hershey Co. (The)	70,524	3,380,215
Hormel Foods Corp.	31,716	1,283,864
J.M. Smucker Co. (The)	54,606	3,288,373
Kellogg Co.	117,893	5,930,018
Kraft Foods Inc. Class A	734,674	20,570,872
Kroger Co. (The)	295,479	5,817,981
McCormick & Co. Inc. NVS	60,752	2,306,146
Ralcorp Holdings Inc.(a)	25,016	1,370,877
Safeway Inc.	178,136	3,502,154
Sara Lee Corp.	303,068	4,273,259
Smithfield Foods Inc.(a)	63,184	941,442
SUPERVALU Inc.	97,484	1,056,727
Sysco Corp.	270,709	7,734,156
Tyson Foods Inc. Class A	136,919	2,244,102
Whole Foods Market Inc.(a)	63,946	2,303,335

		94,877,384
FOREST PRODUCTS & PAPER—0.32%
Domtar Corp.	19,212	944,270
International Paper Co.	200,085	4,527,924
MeadWestvaco Corp.	78,385	1,740,147
Plum Creek Timber Co. Inc.(b)	74,722	2,580,151
Rayonier Inc.(b)	36,787	1,619,364
Temple-Inland Inc.	49,026	1,013,367
Weyerhaeuser Co.	96,992	3,414,118

		15,839,341
GAS—0.33%
AGL Resources Inc.	35,468	1,270,464
Atmos Energy Corp.	42,781	1,156,798
Energen Corp.	32,781	1,453,182
National Fuel Gas Co.	33,656	1,544,137
NiSource Inc.	127,148	1,843,646
Sempra Energy	113,439	5,307,811
Southern Union Co.	56,776	1,241,123
UGI Corp.	50,135	1,275,434
Vectren Corp.	37,327	883,157

		15,975,752

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

June 30, 2010

HAND & MACHINE TOOLS—0.16%
Kennametal Inc.	37,558	955,100
Lincoln Electric Holdings Inc.	19,388	988,594
Regal Beloit Corp.	17,548	978,827
Snap-on Inc.	26,328	1,077,079
Stanley Black & Decker Inc.	73,519	3,714,180

		7,713,780
HEALTH CARE - PRODUCTS—3.76%
Alcon Inc.	31,720	4,700,587
Baxter International Inc.	273,229	11,104,027
Beckman Coulter Inc.	31,991	1,928,737
Becton, Dickinson and Co.	106,896	7,228,308
Boston Scientific Corp.(a)	694,973	4,030,843
C.R. Bard Inc.	43,585	3,379,145
CareFusion Corp.(a)	82,904	1,881,921
Cooper Companies Inc. (The)	20,641	821,305
Covidien PLC	229,439	9,218,859
DENTSPLY International Inc.	67,137	2,008,068
Edwards Lifesciences Corp.(a)	51,774	2,900,380
Gen-Probe Inc.(a)	22,798	1,035,485
Henry Schein Inc.(a)	41,898	2,300,200
Hill-Rom Holdings Inc.	29,017	882,987
Hologic Inc.(a)	118,876	1,655,943
IDEXX Laboratories Inc.(a)	26,464	1,611,658
Intuitive Surgical Inc.(a)	17,930	5,659,067
Inverness Medical Innovations Inc.(a)	38,591	1,028,836
Johnson & Johnson	1,263,111	74,599,336
Kinetic Concepts Inc.(a)	28,495	1,040,352
Medtronic Inc.	504,547	18,299,920
Patterson Companies Inc.	46,894	1,337,886
ResMed Inc.(a)	34,785	2,115,276
St. Jude Medical Inc.(a)	149,735	5,403,936
Stryker Corp.	144,321	7,224,709
TECHNE Corp.	17,134	984,348
Thoratec Corp.(a)	26,143	1,117,090
Varian Medical Systems Inc.(a)	56,643	2,961,296
Zimmer Holdings Inc.(a)	92,947	5,023,785

		183,484,290
HEALTH CARE - SERVICES—1.14%
Aetna Inc.	194,702	5,136,239
Brookdale Senior Living Inc.(a)	38,878	583,170
Community Health Systems Inc.(a)	43,560	1,472,764
Covance Inc.(a)	29,688	1,523,588
Coventry Health Care Inc.(a)	67,925	1,200,914
DaVita Inc.(a)	47,474	2,964,277
Health Management Associates Inc. Class A(a)	114,016	885,904
Health Net Inc.(a)	45,638	1,112,198
Humana Inc.(a)	77,799	3,553,080
Laboratory Corp. of America Holdings(a)	47,706	3,594,647
LifePoint Hospitals Inc.(a)	25,381	796,963
Lincare Holdings Inc.(a)(b)	45,303	1,472,801
MEDNAX Inc.(a)	21,477	1,194,336
Quest Diagnostics Inc.	68,376	3,403,073
Tenet Healthcare Corp.(a)	222,481	965,568
UnitedHealth Group Inc.	520,656	14,786,630
Universal Health Services Inc. Class B	40,977	1,563,273
WellPoint Inc.(a)	195,515	9,566,549

		55,775,974

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

June 30, 2010

HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp.(a)	89,009	1,736,566

		1,736,566
HOME BUILDERS—0.16%
D.R. Horton Inc.	127,822	1,256,490
KB Home	35,467	390,137
Lennar Corp. Class A	73,146	1,017,461
M.D.C. Holdings Inc.	17,075	460,171
NVR Inc.(a)	2,823	1,849,150
Pulte Homes Inc.(a)	154,729	1,281,156
Thor Industries Inc.	15,140	359,575
Toll Brothers Inc.(a)	65,920	1,078,451

		7,692,591
HOME FURNISHINGS—0.10%
Harman International Industries Inc.(a)	31,938	954,627
Tempur-Pedic International Inc.(a)	33,000	1,014,750
Whirlpool Corp.	34,437	3,024,257

		4,993,634
HOUSEHOLD PRODUCTS & WARES—0.53%
Avery Dennison Corp.	50,672	1,628,091
Church & Dwight Co. Inc.	32,359	2,029,233
Clorox Co. (The)	64,548	4,012,304
Fortune Brands Inc.	69,836	2,736,174
Fossil Inc.(a)	23,961	831,447
Jarden Corp.	42,342	1,137,730
Kimberly-Clark Corp.	189,473	11,487,748
Scotts Miracle-Gro Co. (The) Class A	21,063	935,408
Tupperware Brands Corp.	28,798	1,147,600

		25,945,735
HOUSEWARES—0.05%
Newell Rubbermaid Inc.	127,614	1,868,269
Toro Co. (The)	15,272	750,161

		2,618,430
INSURANCE—4.40%
ACE Ltd.	154,990	7,978,885
Aflac Inc.	215,116	9,179,000
Alleghany Corp.(a)	3,041	891,925
Allied World Assurance Holdings Ltd.	22,977	1,042,696
Allstate Corp. (The)	246,115	7,070,884
American Financial Group Inc.	39,438	1,077,446
American International Group Inc.(a)(b)	55,461	1,910,077
American National Insurance Co.	3,242	262,505
Aon Corp.	123,474	4,583,355
Arch Capital Group Ltd.(a)(b)	23,888	1,779,656
Arthur J. Gallagher & Co.	47,571	1,159,781
Aspen Insurance Holdings Ltd.	35,539	879,235
Assurant Inc.	51,307	1,780,353
Assured Guaranty Ltd.	84,056	1,115,423
Axis Capital Holdings Ltd.	58,151	1,728,248
Berkshire Hathaway Inc. Class B(a)	791,958	63,111,133
Brown & Brown Inc.	51,998	995,242
Chubb Corp.	149,706	7,486,797
CIGNA Corp.	126,810	3,938,719

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

June 30, 2010

Cincinnati Financial Corp.	67,057	1,734,765
CNA Financial Corp.(a)	11,842	302,681
Endurance Specialty Holdings Ltd.(b)	20,817	781,262
Erie Indemnity Co. Class A	13,157	598,643
Everest Re Group Ltd.	27,028	1,911,420
Fidelity National Financial Inc. Class A	105,436	1,369,614
Genworth Financial Inc. Class A(a)	224,224	2,930,608
Hanover Insurance Group Inc. (The)	20,387	886,834
Hartford Financial Services Group Inc. (The)	203,524	4,503,986
HCC Insurance Holdings Inc.	52,798	1,307,278
Lincoln National Corp.	138,654	3,367,906
Loews Corp.	144,231	4,804,335
Markel Corp.(a)	4,494	1,527,960
Marsh & McLennan Companies Inc.	247,935	5,590,934
MBIA Inc.(a)(b)	69,370	389,166
Mercury General Corp.	12,125	502,460
MetLife Inc.	269,759	10,186,100
Old Republic International Corp.	110,645	1,342,124
OneBeacon Insurance Group Ltd.(b)	10,633	152,265
PartnerRe Ltd.	35,882	2,516,763
Principal Financial Group Inc.	146,554	3,435,226
Progressive Corp. (The)	306,675	5,740,956
Protective Life Corp.	39,364	841,996
Prudential Financial Inc.	212,621	11,409,243
Reinsurance Group of America Inc.	33,563	1,534,165
RenaissanceRe Holdings Ltd.	26,569	1,495,038
StanCorp Financial Group Inc.	21,762	882,231
Symetra Financial Corp.	15,590	187,080
Torchmark Corp.	37,859	1,874,399
Transatlantic Holdings Inc.	29,350	1,407,626
Travelers Companies Inc. (The)	226,906	11,175,120
Unitrin Inc.	23,119	591,846
Unum Group	152,575	3,310,877
Validus Holdings Ltd.	37,573	917,533
W.R. Berkley Corp.	58,189	1,539,681
Wesco Financial Corp.	631	203,939
White Mountains Insurance Group Ltd.	3,470	1,124,974
XL Group PLC	156,856	2,511,264

		214,861,658
INTERNET—2.39%
Akamai Technologies Inc.(a)	78,680	3,192,048
Amazon.com Inc.(a)	160,170	17,500,174
AOL Inc.(a)	49,025	1,019,230
eBay Inc.(a)	526,873	10,331,979
Equinix Inc.(a)	20,670	1,678,817
Expedia Inc.	93,661	1,758,953
F5 Networks Inc.(a)	36,741	2,519,330
Google Inc. Class A(a)	111,567	49,641,737
IAC/InterActiveCorp(a)	41,214	905,471
Liberty Media Corp. - Liberty Interactive Group Series A(a)	273,853	2,875,456
McAfee Inc.(a)	71,555	2,198,170
Netflix Inc.(a)(b)	18,309	1,989,273
Priceline.com Inc.(a)	21,740	3,837,980
Symantec Corp.(a)	366,094	5,081,385
VeriSign Inc.(a)	83,343	2,212,757
WebMD Health Corp.(a)	24,598	1,142,085
Yahoo! Inc.(a)	633,961	8,767,681

		116,652,526

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

June 30, 2010

INVESTMENT COMPANIES—0.02%
Ares Capital Corp.	87,401	1,095,135

		1,095,135
IRON & STEEL—0.37%
AK Steel Holding Corp.	49,963	595,559
Allegheny Technologies Inc.	45,205	1,997,609
Carpenter Technology Corp.	20,233	664,249
Cliffs Natural Resources Inc.	61,932	2,920,713
Gerdau Ameristeel Corp.(a)	63,862	696,096
Nucor Corp.	144,388	5,527,173
Reliance Steel & Aluminum Co.	33,853	1,223,786
Schnitzer Steel Industries Inc. Class A	9,885	387,492
Steel Dynamics Inc.	99,412	1,311,244
United States Steel Corp.	65,752	2,534,740

		17,858,661
LEISURE TIME—0.22%
Carnival Corp.	200,034	6,049,028
Harley-Davidson Inc.	107,973	2,400,240
Royal Caribbean Cruises Ltd.(a)	60,098	1,368,431
WMS Industries Inc.(a)	26,431	1,037,417

		10,855,116
LODGING—0.35%
Choice Hotels International Inc.	12,835	387,746
Hyatt Hotels Corp. Class A(a)	20,074	744,545
Las Vegas Sands Corp.(a)(b)	144,650	3,202,551
Marriott International Inc. Class A	124,371	3,723,668
MGM MIRAGE(a)	124,838	1,203,438
Starwood Hotels & Resorts Worldwide Inc.	86,854	3,598,361
Wyndham Worldwide Corp.	82,130	1,654,098
Wynn Resorts Ltd.(b)	34,504	2,631,620

		17,146,027
MACHINERY—1.04%
AGCO Corp.(a)	42,723	1,152,239
Bucyrus International Inc.	34,493	1,636,693
Caterpillar Inc.	287,605	17,276,432
CNH Global NV(a)	11,557	261,766
Cummins Inc.	91,900	5,985,447
Deere & Co.	194,441	10,826,475
Flowserve Corp.	25,713	2,180,462
Gardner Denver Inc.	24,075	1,073,504
Graco Inc.	27,874	785,768
IDEX Corp.	37,305	1,065,804
Joy Global Inc.	47,195	2,363,998
Manitowoc Co. Inc. (The)	60,478	552,769
Rockwell Automation Inc.	65,373	3,209,161
Terex Corp.(a)	49,530	928,192
Wabtec Corp.	21,809	869,961
Zebra Technologies Corp. Class A(a)	26,559	673,802

		50,842,473
MANUFACTURING—3.64%
3M Co.	326,470	25,787,865
AptarGroup Inc.	30,921	1,169,432
Carlisle Companies Inc.	27,966	1,010,412

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

June 30, 2010

Cooper Industries PLC	76,608	3,370,752
Crane Co.	22,702	685,827
Danaher Corp.	243,606	9,042,655
Donaldson Co. Inc.	35,150	1,499,147
Dover Corp.	85,607	3,577,516
Eaton Corp.	76,801	5,025,857
General Electric Co.	4,889,549	70,507,297
Harsco Corp.	37,003	869,570
Honeywell International Inc.	350,965	13,698,164
Illinois Tool Works Inc.	201,661	8,324,566
Ingersoll-Rand PLC	147,287	5,079,929
ITT Corp.	84,111	3,778,266
Leggett & Platt Inc.	67,973	1,363,538
Pall Corp.	53,642	1,843,676
Parker Hannifin Corp.	73,810	4,093,503
Pentair Inc.	45,274	1,457,823
Roper Industries Inc.	42,948	2,403,370
SPX Corp.	22,917	1,210,247
Teleflex Inc.	18,156	985,508
Textron Inc.	125,355	2,127,274
Trinity Industries Inc.	36,483	646,479
Tyco International Ltd.	233,682	8,232,617

		177,791,290
MEDIA—2.99%
Cablevision NY Group Class A	107,956	2,592,024
CBS Corp. Class B NVS	311,023	4,021,527
Central European Media Enterprises Ltd. Class A(a)(b)	17,020	338,698
Comcast Corp. Class A	1,288,481	22,380,915
DIRECTV Class A(a)	406,289	13,781,323
Discovery Communications Inc. Series A(a)	130,064	4,644,585
DISH Network Corp. Class A	91,840	1,666,896
Gannett Co. Inc.	109,299	1,471,165
John Wiley & Sons Inc. Class A	20,444	790,569
Liberty Global Inc. Series A(a)	116,187	3,019,700
Liberty Media Corp. - Liberty Capital Group Series A(a)	36,538	1,531,308
Liberty Media Corp. - Liberty Starz Group Series A(a)	23,542	1,220,417
McGraw-Hill Companies Inc. (The)	144,277	4,059,955
Meredith Corp.(b)	16,305	507,575
New York Times Co. (The) Class A(a)	61,523	532,174
News Corp. Class A NVS	1,046,802	12,519,752
Scripps Networks Interactive Inc. Class A	41,098	1,657,893
Sirius XM Radio Inc.(a)	1,774,680	1,685,059
Thomson Reuters Corp.	171,144	6,132,090
Time Warner Cable Inc.	162,217	8,448,261
Time Warner Inc.	521,731	15,083,243
Viacom Inc. Class B NVS	277,996	8,720,734
Walt Disney Co. (The)	897,030	28,256,445
Washington Post Co. (The) Class B	2,760	1,132,925

		146,195,233
METAL FABRICATE & HARDWARE—0.19%
Commercial Metals Co.	52,523	694,354
Precision Castparts Corp.	65,152	6,705,444
Timken Co. (The)	39,722	1,032,375
Valmont Industries Inc.	10,189	740,332

		9,172,505

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

June 30, 2010

MINING—0.76%
Alcoa Inc.	467,129	4,699,318
Compass Minerals International Inc.	15,026	1,056,027
Freeport-McMoRan Copper & Gold Inc.	198,186	11,718,738
Newmont Mining Corp.	217,908	13,453,640
Royal Gold Inc.	21,682	1,040,736
Southern Copper Corp.	77,243	2,050,029
Titanium Metals Corp.(a)	39,316	691,568
Vulcan Materials Co.(b)	58,556	2,566,510

		37,276,566
OFFICE & BUSINESS EQUIPMENT—0.15%
Pitney Bowes Inc.	94,753	2,080,776
Xerox Corp.	630,961	5,072,926

		7,153,702
OIL & GAS—8.16%
Anadarko Petroleum Corp.	226,654	8,179,943
Apache Corp.	154,498	13,007,187
Atlas Energy Inc.(a)	35,694	966,237
Atwood Oceanics Inc.(a)	25,862	659,998
Cabot Oil & Gas Corp.	47,689	1,493,619
Chesapeake Energy Corp.	297,871	6,240,397
Chevron Corp.	919,760	62,414,914
Cimarex Energy Co.	38,454	2,752,537
Cobalt International Energy Inc.(a)	33,498	249,560
Comstock Resources Inc.(a)	21,741	602,661
Concho Resources Inc.(a)	41,843	2,315,173
ConocoPhillips	681,644	33,461,904
Continental Resources Inc.(a)	14,165	632,042
Denbury Resources Inc.(a)	183,054	2,679,911
Devon Energy Corp.	204,709	12,470,872
Diamond Offshore Drilling Inc.	31,627	1,966,883
EOG Resources Inc.	115,867	11,397,837
EQT Corp.	68,005	2,457,701
EXCO Resources Inc.	67,024	979,221
Exxon Mobil Corp.	2,334,029	133,203,035
Forest Oil Corp.(a)	51,618	1,412,268
Frontier Oil Corp.	48,681	654,759
Helmerich & Payne Inc.	43,185	1,577,116
Hess Corp.	133,403	6,715,507
Holly Corp.	20,513	545,236
Marathon Oil Corp.	325,026	10,105,058
Mariner Energy Inc.(a)(b)	46,965	1,008,808
Murphy Oil Corp.	87,761	4,348,558
Nabors Industries Ltd.(a)	130,782	2,304,379
Newfield Exploration Co.(a)	61,152	2,987,887
Noble Energy Inc.	80,022	4,827,727
Occidental Petroleum Corp.	371,850	28,688,228
Patterson-UTI Energy Inc.	70,707	909,999
Petrohawk Energy Corp.(a)	138,550	2,351,194
Pioneer Natural Resources Co.	52,991	3,150,315
Plains Exploration & Production Co.(a)	64,314	1,325,512
Pride International Inc.(a)	80,580	1,800,157
Quicksilver Resources Inc.(a)	54,324	597,564
Range Resources Corp.	73,082	2,934,242
Rowan Companies Inc.(a)	52,546	1,152,859
SandRidge Energy Inc.(a)(b)	77,707	453,032
SM Energy Co.	28,876	1,159,660
Southwestern Energy Co.(a)	158,620	6,129,077
Sunoco Inc.	55,316	1,923,337
Tesoro Corp.	64,690	754,932
Ultra Petroleum Corp.(a)	69,585	3,079,136
Unit Corp.(a)	18,266	741,417
Valero Energy Corp.	259,145	4,659,427
Whiting Petroleum Corp.(a)	23,268	1,824,677

		398,253,700

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

June 30, 2010

OIL & GAS SERVICES—1.60%
Baker Hughes Inc.	196,566	8,171,249
Cameron International Corp.(a)	111,651	3,630,891
Core Laboratories NV	10,191	1,504,293
Dresser-Rand Group Inc.(a)	37,595	1,186,122
Exterran Holdings Inc.(a)	29,010	748,748
FMC Technologies Inc.(a)	55,554	2,925,474
Halliburton Co.	414,704	10,180,983
National Oilwell Varco Inc.	191,993	6,349,208
Oceaneering International Inc.(a)	25,325	1,137,092
Oil States International Inc.(a)	23,039	911,884
Schlumberger Ltd.	546,130	30,222,834
SEACOR Holdings Inc.(a)	10,377	733,239
Smith International Inc.	113,635	4,278,358
Superior Energy Services Inc.(a)	36,170	675,294
Tidewater Inc.	23,832	922,775
Weatherford International Ltd.(a)	338,658	4,449,966

		78,028,410
PACKAGING & CONTAINERS—0.28%
Ball Corp.	42,156	2,227,102
Bemis Co. Inc.	49,718	1,342,386
Crown Holdings Inc.(a)	74,318	1,860,923
Greif Inc. Class A	15,786	876,754
Owens-Illinois Inc.(a)	75,673	2,001,551
Packaging Corp. of America	47,393	1,043,594
Pactiv Corp.(a)	60,971	1,698,042
Sealed Air Corp.	73,193	1,443,366
Sonoco Products Co.	46,084	1,404,640

		13,898,358
PHARMACEUTICALS—5.38%
Abbott Laboratories	706,948	33,071,027
Allergan Inc.	139,154	8,107,112
AmerisourceBergen Corp.	129,485	4,111,149
Amylin Pharmaceuticals Inc.(a)	65,507	1,231,532
BioMarin Pharmaceutical Inc.(a)	46,642	884,332
Bristol-Myers Squibb Co.	787,664	19,644,340
Cardinal Health Inc.	165,621	5,566,522
Cephalon Inc.(a)	34,494	1,957,535
Dendreon Corp.(a)	61,752	1,996,442
Eli Lilly and Co.	465,863	15,606,410
Endo Pharmaceuticals Holdings Inc.(a)	53,401	1,165,210
Express Scripts Inc.(a)	251,069	11,805,264
Forest Laboratories Inc.(a)	138,609	3,802,045
Gilead Sciences Inc.(a)	407,365	13,964,472
Herbalife Ltd.	27,317	1,257,948
Hospira Inc.(a)	75,911	4,361,087
King Pharmaceuticals Inc.(a)	114,757	871,006
Mead Johnson Nutrition Co. Class A	93,723	4,697,397
Medco Health Solutions Inc.(a)	209,269	11,526,537
Merck & Co. Inc.	1,428,106	49,940,867
Mylan Inc.(a)	141,626	2,413,307
NBTY Inc.(a)	25,698	873,989
Omnicare Inc.	55,191	1,308,027
Perrigo Co.	37,048	2,188,425
Pfizer Inc.	3,694,131	52,678,308
SXC Health Solutions Corp.(a)	13,955	1,022,204

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

June 30, 2010

United Therapeutics Corp.(a)	22,758	1,110,818
Valeant Pharmaceuticals International(a)(b)	25,945	1,356,664
VCA Antech Inc.(a)	39,499	977,995
Warner Chilcott PLC Class A(a)	41,018	937,261
Watson Pharmaceuticals Inc.(a)	51,048	2,071,017

		262,506,249
PIPELINES—0.41%
El Paso Corp.	322,565	3,583,697
ONEOK Inc.	48,747	2,108,308
Questar Corp.	80,257	3,650,891
Spectra Energy Corp.	296,908	5,958,944
Williams Companies Inc. (The)	267,737	4,894,232

		20,196,072
REAL ESTATE—0.10%
CB Richard Ellis Group Inc. Class A(a)	130,213	1,772,199
Forest City Enterprises Inc. Class A(a)(b)	57,937	655,847
Jones Lang LaSalle Inc.	19,158	1,257,531
St. Joe Co. (The)(a)(b)	42,596	986,523

		4,672,100
REAL ESTATE INVESTMENT TRUSTS—1.97%
Alexandria Real Estate Equities Inc.(b)	20,335	1,288,629
AMB Property Corp.	77,154	1,829,321
Annaly Capital Management Inc.	256,504	4,399,044
Apartment Investment and Management Co. Class A	53,679	1,039,762
AvalonBay Communities Inc.	37,954	3,543,765
Boston Properties Inc.	63,580	4,535,797
Brandywine Realty Trust	60,476	650,117
BRE Properties Inc. Class A	29,301	1,082,086
Camden Property Trust	29,998	1,225,418
Chimera Investment Corp.	352,688	1,273,204
Corporate Office Properties Trust	26,849	1,013,818
Developers Diversified Realty Corp.	90,793	898,851
Digital Realty Trust Inc.(b)	35,723	2,060,503
Douglas Emmett Inc.	56,202	799,192
Duke Realty Corp.	103,026	1,169,345
Equity Residential	129,419	5,389,007
Essex Property Trust Inc.	13,811	1,347,125
Federal Realty Investment Trust	28,012	1,968,403
General Growth Properties Inc.	112,845	1,496,325
HCP Inc.(b)	134,724	4,344,849
Health Care REIT Inc.	56,880	2,395,786
Hospitality Properties Trust	56,668	1,195,695
Host Hotels & Resorts Inc.	301,662	4,066,404
HRPT Properties Trust	118,839	737,990
Kimco Realty Corp.	185,991	2,499,719
Liberty Property Trust	51,963	1,499,133
Macerich Co. (The)	59,498	2,220,465
Mack-Cali Realty Corp.	36,427	1,082,975
Nationwide Health Properties Inc.	54,959	1,965,883
Piedmont Office Realty Trust Inc. Class A	23,675	443,433
ProLogis	218,573	2,214,145
Public Storage	64,180	5,642,064
Realty Income Corp.(b)	47,958	1,454,566
Regency Centers Corp.	37,553	1,291,823
Senior Housing Properties Trust(b)	58,517	1,176,777
Simon Property Group Inc.	134,063	10,825,587
SL Green Realty Corp.	35,761	1,968,285
Taubman Centers Inc.	25,078	943,685

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

June 30, 2010

UDR Inc.	74,439	1,424,018
Ventas Inc.	71,693	3,365,986
Vornado Realty Trust	73,915	5,392,099
Weingarten Realty Investors	54,794	1,043,826

		96,204,905
RETAIL—5.82%
Abercrombie & Fitch Co. Class A	40,491	1,242,669
Advance Auto Parts Inc.	40,292	2,021,853
Aeropostale Inc.(a)	42,922	1,229,286
American Eagle Outfitters Inc.	95,449	1,121,526
AutoNation Inc.(a)(b)	33,527	653,776
AutoZone Inc.(a)	12,768	2,467,033
Bed Bath & Beyond Inc.(a)	120,636	4,473,183
Best Buy Co. Inc.	157,979	5,349,169
Big Lots Inc.(a)	36,927	1,184,987
BJ’s Wholesale Club Inc.(a)	24,752	916,072
Brinker International Inc.	47,203	682,555
Burger King Holdings Inc.	42,197	710,597
CarMax Inc.(a)	102,580	2,041,342
Chico’s FAS Inc.	82,162	811,761
Chipotle Mexican Grill Inc.(a)	14,439	1,975,400
Copart Inc.(a)	32,945	1,179,760
Costco Wholesale Corp.	201,618	11,054,715
CVS Caremark Corp.	623,004	18,266,477
Darden Restaurants Inc.	64,214	2,494,714
Dick’s Sporting Goods Inc.(a)	41,052	1,021,784
Dollar General Corp.(a)(b)	31,816	876,531
Dollar Tree Inc.(a)(b)	60,362	2,512,870
Family Dollar Stores Inc.	61,693	2,325,209
Foot Locker Inc.	71,970	908,261
GameStop Corp. Class A(a)	70,186	1,318,795
Gap Inc. (The)	210,457	4,095,493
Home Depot Inc. (The)	775,585	21,770,671
J. Crew Group Inc.(a)	25,120	924,667
J.C. Penney Co. Inc.	107,999	2,319,819
Kohl’s Corp.(a)	140,654	6,681,065
Limited Brands Inc.	122,483	2,703,200
Lowe’s Companies Inc.	660,984	13,497,293
Macy’s Inc.	193,487	3,463,417
McDonald’s Corp.	492,721	32,455,532
MSC Industrial Direct Co. Inc. Class A	20,060	1,016,240
Nordstrom Inc.	76,674	2,468,136
O’Reilly Automotive Inc.(a)	63,119	3,001,940
Office Depot Inc.(a)	125,077	505,311
Panera Bread Co. Class A(a)	13,954	1,050,597
PetSmart Inc.	54,297	1,638,140
RadioShack Corp.	57,576	1,123,308
Ross Stores Inc.	56,099	2,989,516
Sears Holdings Corp.(a)(b)	20,828	1,346,530
Signet Jewelers Ltd.(a)	39,278	1,080,145
Staples Inc.	334,430	6,370,891
Starbucks Corp.	341,342	8,294,611
Target Corp.	337,146	16,577,469
Tiffany & Co.	57,958	2,197,188
TJX Companies Inc. (The)	186,919	7,841,252
Tractor Supply Co.	16,557	1,009,480
Urban Outfitters Inc.(a)(b)	55,940	1,923,777
Wal-Mart Stores Inc.	934,381	44,915,695
Walgreen Co.	447,841	11,957,355
Wendy’s/Arby’s Group Inc. Class A	151,493	605,972
Williams-Sonoma Inc.	44,221	1,097,565
Yum! Brands Inc.	214,154	8,360,572

		284,123,172

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

June 30, 2010

SAVINGS & LOANS—0.22%
Capitol Federal Financial	8,968	297,379
First Niagara Financial Group Inc.	95,989	1,202,742
Hudson City Bancorp Inc.	216,575	2,650,878
New York Community Bancorp Inc.	199,632	3,048,380
People’s United Financial Inc.	170,390	2,300,265
TFS Financial Corp.	36,829	457,048
Washington Federal Inc.	51,715	836,749

		10,793,441
SEMICONDUCTORS—2.74%
Advanced Micro Devices Inc.(a)	274,434	2,008,857
Altera Corp.	138,274	3,430,578
Analog Devices Inc.	136,235	3,795,507
Applied Materials Inc.	615,418	7,397,324
Atmel Corp.(a)	211,638	1,015,862
Avago Technologies Ltd.(a)	48,377	1,018,820
Broadcom Corp. Class A	227,146	7,489,004
Cree Inc.(a)	49,144	2,950,114
Cypress Semiconductor Corp.(a)	75,384	756,855
Fairchild Semiconductor International Inc.(a)	57,905	486,981
Intel Corp.	2,547,724	49,553,232
International Rectifier Corp.(a)	32,534	605,458
Intersil Corp. Class A	56,915	689,241
KLA-Tencor Corp.	77,953	2,173,330
Lam Research Corp.(a)	58,030	2,208,622
Linear Technology Corp.	102,764	2,857,867
LSI Corp.(a)	300,007	1,380,032
Marvell Technology Group Ltd.(a)(b)	247,635	3,902,728
Maxim Integrated Products Inc.	138,657	2,319,732
MEMC Electronic Materials Inc.(a)(b)	104,469	1,032,154
Microchip Technology Inc.(b)	84,497	2,343,947
Micron Technology Inc.(a)(b)	392,184	3,329,642
National Semiconductor Corp.	108,680	1,462,833
Novellus Systems Inc.(a)	44,107	1,118,553
NVIDIA Corp.(a)	261,608	2,671,018
ON Semiconductor Corp.(a)	197,276	1,258,621
PMC-Sierra Inc.(a)	105,235	791,367
QLogic Corp.(a)	51,265	852,024
Rambus Inc.(a)(b)	48,251	845,357
Rovi Corp.(a)	46,835	1,775,515
Silicon Laboratories Inc.(a)	21,153	857,966
Skyworks Solutions Inc.(a)	80,669	1,354,432
Teradyne Inc.(a)	82,768	806,988
Texas Instruments Inc.	559,857	13,033,471
Varian Semiconductor Equipment Associates Inc.(a)	33,997	974,354
Xilinx Inc.	126,825	3,203,599

		133,751,985
SOFTWARE—4.02%
Activision Blizzard Inc.	237,851	2,495,057
Adobe Systems Inc.(a)	241,192	6,374,705
Allscripts-Misys Healthcare Solutions Inc.(a)	29,474	474,531
ANSYS Inc.(a)	41,533	1,684,994
Autodesk Inc.(a)	105,107	2,560,407
Automatic Data Processing Inc.	230,182	9,267,127
BMC Software Inc.(a)	83,216	2,881,770
Broadridge Financial Solutions Inc.	62,537	1,191,330

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

June 30, 2010

CA Inc.	178,356	3,281,750
Cerner Corp.(a)	31,563	2,395,316
Citrix Systems Inc.(a)	85,136	3,595,293
Compuware Corp.(a)	103,448	825,515
Dun & Bradstreet Corp. (The)	23,116	1,551,546
Electronic Arts Inc.(a)	151,195	2,177,208
Emdeon Inc. Class A(a)	13,087	163,980
Fidelity National Information Services Inc.	152,062	4,078,303
Fiserv Inc.(a)	69,749	3,184,739
Global Payments Inc.	37,460	1,368,788
Informatica Corp.(a)	41,848	999,330
Intuit Inc.(a)	128,281	4,460,330
Microsoft Corp.	3,507,854	80,715,721
MSCI Inc. Class A(a)	50,273	1,377,480
Novell Inc.(a)	158,670	901,246
Nuance Communications Inc.(a)	104,364	1,560,242
Oracle Corp.	1,744,723	37,441,756
Paychex Inc.	147,573	3,832,471
Red Hat Inc.(a)	86,494	2,503,136
Salesforce.com Inc.(a)	52,394	4,496,453
SEI Investments Co.	68,276	1,390,099
Solera Holdings Inc.	31,908	1,155,070
Sybase Inc.(a)	40,736	2,633,990
Total System Services Inc.	75,032	1,020,435
VMware Inc. Class A(a)	33,574	2,101,397

		196,141,515
TELECOMMUNICATIONS—5.34%
Amdocs Ltd.(a)	94,348	2,533,244
American Tower Corp. Class A(a)	184,605	8,214,922
AT&T Inc.	2,706,178	65,462,446
Atheros Communications Inc.(a)	31,844	876,984
CenturyLink Inc.	137,389	4,576,428
Ciena Corp.(a)(b)	42,632	540,574
Cisco Systems Inc.(a)	2,615,585	55,738,116
Clearwire Corp. Class A(a)(b)	68,194	496,452
CommScope Inc.(a)	43,397	1,031,547
Corning Inc.	714,938	11,546,249
Crown Castle International Corp.(a)	132,833	4,949,358
EchoStar Corp. Class A(a)	17,156	327,336
Frontier Communications Corp.(b)	143,971	1,023,634
Harris Corp.	59,530	2,479,424
JDS Uniphase Corp.(a)	98,872	972,900
Juniper Networks Inc.(a)	241,092	5,501,719
Leap Wireless International Inc.(a)	27,496	356,898
Level 3 Communications Inc.(a)	754,275	822,160
MetroPCS Communications Inc.(a)	115,551	946,363
Motorola Inc.(a)	1,064,813	6,942,581
NeuStar Inc. Class A(a)	33,937	699,781
NII Holdings Inc.(a)	76,428	2,485,439
Polycom Inc.(a)	38,852	1,157,401
QUALCOMM Inc.	751,305	24,672,856
Qwest Communications International Inc.	794,156	4,169,319
SBA Communications Corp. Class A(a)	53,688	1,825,929
Sprint Nextel Corp.(a)	1,349,565	5,722,156
Telephone and Data Systems Inc.	38,784	1,178,646
Tellabs Inc.	176,956	1,130,749
tw telecom inc.(a)	69,668	1,162,062
United States Cellular Corp.(a)	7,170	295,045
Verizon Communications Inc.	1,294,623	36,275,336
Virgin Media Inc.	151,722	2,532,240
Windstream Corp.	221,620	2,340,307

		260,986,601

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

June 30, 2010

TEXTILES—0.05%
Cintas Corp.	60,966	1,461,355
Mohawk Industries Inc.(a)	25,726	1,177,222

		2,638,577
TOYS, GAMES & HOBBIES—0.12%
Hasbro Inc.	59,629	2,450,752
Mattel Inc.	167,184	3,537,613

		5,988,365
TRANSPORTATION—1.62%
Alexander & Baldwin Inc.	18,638	555,040
C.H. Robinson Worldwide Inc.	75,863	4,222,535
Con-way Inc.	24,765	743,445
CSX Corp.	178,319	8,849,972
Expeditors International of Washington Inc.	97,587	3,367,727
FedEx Corp.	143,339	10,049,497
Frontline Ltd.(b)	23,706	676,569
J.B. Hunt Transport Services Inc.	41,605	1,359,235
Kansas City Southern Industries Inc.(a)	47,013	1,708,923
Kirby Corp.(a)	24,822	949,441
Landstar System Inc.	22,811	889,401
Norfolk Southern Corp.	169,355	8,984,283
Ryder System Inc.	24,352	979,681
Teekay Corp.	19,183	502,019
Union Pacific Corp.	231,684	16,104,355
United Parcel Service Inc. Class B	326,937	18,599,446
UTi Worldwide Inc.	46,133	571,127

		79,112,696
TRUCKING & LEASING—0.01%
GATX Corp.	20,967	559,400

		559,400
WATER—0.06%
American Water Works Co. Inc.	79,756	1,642,973
Aqua America Inc.	62,416	1,103,515

		2,746,488

TOTAL COMMON STOCKS
(Cost: $6,211,169,684)		4,871,741,382

SHORT-TERM INVESTMENTS—1.68%

MONEY MARKET FUNDS—1.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	61,181,908	61,181,908
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(d)(e)	14,706,509	14,706,509

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Index Fund

June 30, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	6,335,627	6,335,627

		82,224,044

TOTAL SHORT-TERM INVESTMENTS
(Cost: $82,224,044)		82,224,044

TOTAL INVESTMENTS IN SECURITIES—101.44%
(Cost: $6,293,393,728)		4,953,965,426
Other Assets, Less Liabilities—(1.44)%		(70,240,172)

NET ASSETS—100.00%		$4,883,725,254

NVS—Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Russell 1000 Growth Index Fund

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.81%

ADVERTISING—0.23%
Interpublic Group of Companies Inc. (The)(a)	920,821	$6,565,454
Lamar Advertising Co. Class A(a)	22,645	555,255
Omnicom Group Inc.	464,438	15,930,224

		23,050,933
AEROSPACE & DEFENSE—2.34%
Alliant Techsystems Inc.(a)	58,138	3,608,044
Boeing Co. (The)	1,156,907	72,595,914
Goodrich Corp.	66,670	4,416,888
Lockheed Martin Corp.	456,197	33,986,677
Rockwell Collins Inc.	156,508	8,315,270
Spirit AeroSystems Holdings Inc. Class A(a)	31,382	598,141
TransDigm Group Inc.	92,658	4,728,338
United Technologies Corp.	1,605,274	104,198,335

		232,447,607
AGRICULTURE—2.29%
Altria Group Inc.	2,283,263	45,756,590
Monsanto Co.	1,026,031	47,423,153
Philip Morris International Inc.	2,935,039	134,542,188

		227,721,931
AIRLINES—0.33%
AMR Corp.(a)(b)	205,739	1,394,911
Continental Airlines Inc. Class B(a)	264,352	5,815,744
Copa Holdings SA Class A	37,370	1,652,501
Delta Air Lines Inc.(a)	1,482,805	17,422,959
Southwest Airlines Co.	188,702	2,096,479
UAL Corp.(a)	237,152	4,875,845

		33,258,439
APPAREL—0.88%
Coach Inc.	573,157	20,948,888
Guess? Inc.	121,487	3,795,254
Hanesbrands Inc.(a)	181,164	4,358,806
Nike Inc. Class B	676,867	45,722,366
Phillips-Van Heusen Corp.	106,290	4,918,038
Polo Ralph Lauren Corp.	105,257	7,679,551

		87,422,903
AUTO MANUFACTURERS—1.03%
Ford Motor Co.(a)	6,273,507	63,236,950
Navistar International Corp.(a)	133,848	6,585,322
Oshkosh Corp.(a)	168,911	5,263,267
PACCAR Inc.	686,867	27,385,387

		102,470,926
AUTO PARTS & EQUIPMENT—0.56%
Autoliv Inc.(a)	54,602	2,612,706
BorgWarner Inc.(a)	205,239	7,663,624
Federal-Mogul Corp. Class A(a)	5,881	76,570

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth Index Fund

June 30, 2010

Goodyear Tire & Rubber Co. (The)(a)	460,038	4,572,778
Johnson Controls Inc.	1,194,106	32,085,628
Lear Corp.(a)	26,242	1,737,220
TRW Automotive Holdings Corp.(a)(b)	99,959	2,755,870
WABCO Holdings Inc.(a)	121,104	3,812,354

		55,316,750
BANKS—0.10%
Bank of Hawaii Corp.	28,971	1,400,748
Northern Trust Corp.	182,423	8,519,154

		9,919,902
BEVERAGES—2.89%
Brown-Forman Corp. Class B NVS	150,083	8,589,250
Coca-Cola Co. (The)	2,957,724	148,241,127
Coca-Cola Enterprises Inc.	369,316	9,550,512
Dr Pepper Snapple Group Inc.	141,455	5,289,002
Green Mountain Coffee Roasters Inc.(a)(b)	207,965	5,344,701
Hansen Natural Corp.(a)	106,095	4,149,375
PepsiCo Inc.	1,745,448	106,385,056

		287,549,023
BIOTECHNOLOGY—1.35%
Abraxis BioScience Inc.(a)	5,568	413,146
Alexion Pharmaceuticals Inc.(a)	169,342	8,668,617
Celgene Corp.(a)	866,757	44,048,591
Charles River Laboratories International Inc.(a)	30,389	1,039,608
Genzyme Corp.(a)	381,425	19,364,947
Human Genome Sciences Inc.(a)	352,587	7,989,621
Illumina Inc.(a)(b)	227,924	9,921,532
Life Technologies Corp.(a)	242,226	11,445,178
Millipore Corp.(a)	105,318	11,232,165
Myriad Genetics Inc.(a)	185,127	2,767,649
Regeneron Pharmaceuticals Inc.(a)	122,028	2,723,665
Talecris Biotherapeutics Holdings Corp.(a)	96,694	2,040,243
Vertex Pharmaceuticals Inc.(a)	380,578	12,521,016

		134,175,978
BUILDING MATERIALS—0.20%
Armstrong World Industries Inc.(a)	3,900	117,702
Eagle Materials Inc.	83,543	2,166,270
Lennox International Inc.	89,114	3,704,469
Martin Marietta Materials Inc.(b)	85,497	7,251,001
Masco Corp.	204,924	2,204,982
Owens Corning(a)	119,451	3,572,779
USG Corp.(a)	51,765	625,321

		19,642,524
CHEMICALS—2.01%
Air Products and Chemicals Inc.	399,728	25,906,372
Airgas Inc.	157,097	9,771,433
Albemarle Corp.	171,987	6,829,604
Ashland Inc.	13,100	608,102
Celanese Corp. Series A	296,277	7,380,260
CF Industries Holdings Inc.	96,957	6,151,922
E.I. du Pont de Nemours and Co.	588,377	20,351,960
Eastman Chemical Co.	28,155	1,502,351
Ecolab Inc.	438,299	19,684,008
FMC Corp.	94,142	5,406,575
International Flavors & Fragrances Inc.	149,650	6,348,153

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth Index Fund

June 30, 2010

Lubrizol Corp.	128,375	10,309,796
Mosaic Co. (The)	296,307	11,550,047
PPG Industries Inc.	51,306	3,099,395
Praxair Inc.	575,360	43,721,606
RPM International Inc.	123,502	2,203,276
Sherwin-Williams Co. (The)	107,556	7,441,800
Sigma-Aldrich Corp.	209,765	10,452,590
Valspar Corp. (The)	18,792	566,015

		199,285,265
COAL—0.17%
Alpha Natural Resources Inc.(a)	31,005	1,050,139
Arch Coal Inc.	216,126	4,281,456
CONSOL Energy Inc.	195,968	6,615,880
Walter Energy Inc.	79,880	4,860,698

		16,808,173
COMMERCIAL SERVICES—2.60%
Aaron’s Inc.	77,759	1,327,346
Alliance Data Systems Corp.(a)(b)	100,952	6,008,663
Apollo Group Inc. Class A(a)	243,664	10,348,410
Career Education Corp.(a)(b)	121,318	2,792,740
Corrections Corp. of America(a)	37,333	712,314
DeVry Inc.	119,153	6,254,341
Education Management Corp.(a)(b)	44,725	682,056
Emergency Medical Services Corp. Class A(a)	55,840	2,737,835
FTI Consulting Inc.(a)	71,995	3,138,262
Gartner Inc.(a)	137,505	3,196,991
Genpact Ltd.(a)	123,829	1,923,064
H&R Block Inc.	257,939	4,047,063
Hertz Global Holdings Inc.(a)	310,833	2,940,480
Hewitt Associates Inc. Class A(a)	175,129	6,034,945
Hillenbrand Inc.	117,096	2,504,683
Interactive Data Corp.	64,592	2,156,081
Iron Mountain Inc.	345,579	7,761,704
ITT Educational Services Inc.(a)(b)	65,381	5,427,931
KAR Auction Services Inc.(a)	9,569	118,369
Lender Processing Services Inc.	179,509	5,620,427
MasterCard Inc. Class A	183,252	36,564,272
McKesson Corp.	219,866	14,766,201
Monster Worldwide Inc.(a)	119,819	1,395,891
Moody’s Corp.(b)	386,251	7,694,120
Morningstar Inc.(a)	41,481	1,763,772
Pharmaceutical Product Development Inc.	199,782	5,076,461
R.R. Donnelley & Sons Co.	21,970	359,649
Robert Half International Inc.	283,813	6,683,796
SAIC Inc.(a)	582,201	9,746,045
Strayer Education Inc.(b)	26,337	5,475,199
Towers Watson & Co. Class A	12,161	472,455
Verisk Analytics Inc. Class A(a)	194,395	5,812,410
Visa Inc. Class A	878,284	62,138,593
VistaPrint NV(a)	82,289	3,907,905
Weight Watchers International Inc.	62,446	1,604,238
Western Union Co.	1,262,484	18,823,636

		258,018,348
COMPUTERS—11.99%
Accenture PLC Class A	1,151,098	44,489,938
Apple Inc.(a)	1,712,864	430,836,682
Cadence Design Systems Inc.(a)	512,997	2,970,253
Cognizant Technology Solutions Corp. Class A(a)	562,769	28,172,216
Dell Inc.(a)	3,199,358	38,584,257

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth Index Fund

June 30, 2010

Diebold Inc.	27,591	751,855
DST Systems Inc.	66,683	2,409,924
EMC Corp.(a)	3,867,493	70,775,122
FactSet Research Systems Inc.(b)	87,776	5,880,114
Hewlett-Packard Co.	4,414,263	191,049,303
IHS Inc. Class A(a)	91,742	5,359,568
International Business Machines Corp.	2,413,856	298,062,939
MICROS Systems Inc.(a)	152,102	4,847,491
NCR Corp.(a)	304,072	3,685,353
NetApp Inc.(a)	648,733	24,204,228
SanDisk Corp.(a)	432,891	18,211,724
Seagate Technology(a)	665,159	8,673,673
Synopsys Inc.(a)	18,596	388,098
Teradata Corp.(a)	314,124	9,574,499
Western Digital Corp.(a)	99,702	3,007,012

		1,191,934,249
COSMETICS & PERSONAL CARE—1.15%
Alberto-Culver Co.	36,859	998,510
Avon Products Inc.	804,760	21,326,140
Colgate-Palmolive Co.	772,197	60,818,236
Estee Lauder Companies Inc. (The) Class A	206,523	11,509,527
Procter & Gamble Co. (The)	324,479	19,462,250

		114,114,663
DISTRIBUTION & WHOLESALE—0.31%
Fastenal Co.(b)	248,126	12,453,444
Ingram Micro Inc. Class A(a)	17,893	271,795
LKQ Corp.(a)	270,513	5,215,490
W.W. Grainger Inc.	115,942	11,530,432
WESCO International Inc.(a)(b)	26,595	895,454

		30,366,615
DIVERSIFIED FINANCIAL SERVICES—2.35%
Affiliated Managers Group Inc.(a)	84,362	5,126,679
American Express Co.	1,973,535	78,349,340
Ameriprise Financial Inc.	97,378	3,518,267
BlackRock Inc.(c)	22,204	3,184,054
Charles Schwab Corp. (The)	1,862,437	26,409,357
Eaton Vance Corp.	223,268	6,164,429
Federated Investors Inc. Class B	115,372	2,389,354
Franklin Resources Inc.	279,859	24,121,047
GLG Partners Inc.(a)(b)	228,935	1,002,735
Greenhill & Co. Inc.(b)	55,403	3,386,785
Interactive Brokers Group Inc. Class A(a)	19,667	326,472
IntercontinentalExchange Inc.(a)	138,816	15,690,372
Invesco Ltd.	248,717	4,185,907
Janus Capital Group Inc.	34,034	302,222
Lazard Ltd. Class A(b)	173,051	4,622,192
Morgan Stanley	836,694	19,419,668
NASDAQ OMX Group Inc. (The)(a)	26,293	467,490
NYSE Euronext Inc.	107,129	2,959,974
T. Rowe Price Group Inc.	487,626	21,645,718
TD AMERITRADE Holding Corp.(a)	441,102	6,748,861
Waddell & Reed Financial Inc. Class A	163,925	3,586,679

		233,607,602

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth Index Fund

June 30, 2010

ELECTRIC—0.09%
Calpine Corp.(a)	307,940	3,916,997
ITC Holdings Corp.	83,545	4,420,366
Ormat Technologies Inc.(b)	19,735	558,303

		8,895,666
ELECTRICAL COMPONENTS & EQUIPMENT—0.74%
AMETEK Inc.	201,094	8,073,924
Emerson Electric Co.	1,416,822	61,900,953
General Cable Corp.(a)	35,020	933,283
Hubbell Inc. Class B	45,358	1,800,259
SunPower Corp. Class A(a)(b)	73,518	889,568

		73,597,987
ELECTRONICS—0.91%
Agilent Technologies Inc.(a)	653,849	18,588,927
Amphenol Corp. Class A	325,347	12,779,630
Arrow Electronics Inc.(a)	26,172	584,944
AVX Corp.	8,657	110,983
Dolby Laboratories Inc. Class A(a)	100,159	6,278,968
FLIR Systems Inc.(a)	289,918	8,433,715
Garmin Ltd.(b)	13,663	398,686
Gentex Corp.	264,191	4,750,154
Itron Inc.(a)	69,783	4,313,985
Jabil Circuit Inc.	239,440	3,184,552
Mettler-Toledo International Inc.(a)	63,638	7,103,910
National Instruments Corp.	107,561	3,418,289
PerkinElmer Inc.	100,793	2,083,391
Thomas & Betts Corp.(a)	17,962	623,281
Trimble Navigation Ltd.(a)	229,499	6,425,972
Waters Corp.(a)	174,145	11,267,182

		90,346,569
ENERGY - ALTERNATE SOURCES—0.12%
Covanta Holding Corp.(a)	13,989	232,078
First Solar Inc.(a)(b)	104,346	11,877,705

		12,109,783
ENGINEERING & CONSTRUCTION—0.20%
AECOM Technology Corp.(a)	59,941	1,382,240
Chicago Bridge & Iron Co. NV(a)	76,898	1,446,451
Fluor Corp.	20,759	882,258
Jacobs Engineering Group Inc.(a)	142,970	5,209,827
KBR Inc.	17,414	354,201
McDermott International Inc.(a)	345,284	7,478,851
Shaw Group Inc. (The)(a)	92,256	3,157,000

		19,910,828
ENTERTAINMENT—0.18%
Bally Technologies Inc.(a)	103,885	3,364,835
DreamWorks Animation SKG Inc. Class A(a)	139,479	3,982,125
International Game Technology	561,035	8,808,250
International Speedway Corp. Class A	19,527	503,016
Madison Square Garden Inc. Class A(a)	36,442	716,814
Regal Entertainment Group Class A	36,759	479,337

		17,854,377
ENVIRONMENTAL CONTROL—0.25%
Nalco Holding Co.	245,367	5,020,209
Republic Services Inc.	183,963	5,469,220
Stericycle Inc.(a)	158,403	10,388,069
Waste Connections Inc.(a)	115,521	4,030,527

		24,908,025

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth Index Fund

June 30, 2010

FOOD—1.38%
Campbell Soup Co.	208,507	7,470,806
ConAgra Foods Inc.	84,600	1,972,872
Flowers Foods Inc.	54,598	1,333,829
General Mills Inc.	743,178	26,397,683
H.J. Heinz Co.	242,722	10,490,445
Hershey Co. (The)	169,867	8,141,725
Kellogg Co.	432,798	21,769,739
Kroger Co. (The)	70,484	1,387,830
McCormick & Co. Inc. NVS	125,249	4,754,452
Sara Lee Corp.	887,410	12,512,481
Sysco Corp.	1,112,057	31,771,469
Whole Foods Market Inc.(a)	263,300	9,484,066

		137,487,397
FOREST PRODUCTS & PAPER—0.22%
International Paper Co.	639,327	14,467,970
Plum Creek Timber Co. Inc.(b)	130,312	4,499,673
Rayonier Inc.	45,431	1,999,873
Temple-Inland Inc.	37,337	771,756

		21,739,272
HAND & MACHINE TOOLS—0.10%
Kennametal Inc.	114,989	2,924,170
Lincoln Electric Holdings Inc.	80,130	4,085,829
Regal Beloit Corp.	60,691	3,385,344

		10,395,343
HEALTH CARE - PRODUCTS—4.03%
Alcon Inc.	130,544	19,345,315
Baxter International Inc.	934,209	37,966,254
Becton, Dickinson and Co.	438,570	29,656,103
C.R. Bard Inc.	178,291	13,822,901
CareFusion Corp.(a)	74,060	1,681,162
Cooper Companies Inc. (The)	16,263	647,105
Covidien PLC	943,826	37,922,929
DENTSPLY International Inc.	276,686	8,275,678
Edwards Lifesciences Corp.(a)	212,209	11,887,948
Gen-Probe Inc.(a)	94,038	4,271,206
Henry Schein Inc.(a)	172,693	9,480,846
Hill-Rom Holdings Inc.	100,082	3,045,495
IDEXX Laboratories Inc.(a)	109,074	6,642,607
Intuitive Surgical Inc.(a)	73,725	23,269,084
Inverness Medical Innovations Inc.(a)	47,145	1,256,886
Johnson & Johnson	777,996	45,948,444
Kinetic Concepts Inc.(a)	10,970	400,515
Medtronic Inc.	1,593,368	57,791,457
Patterson Companies Inc.	193,345	5,516,133
ResMed Inc.(a)	143,342	8,716,627
St. Jude Medical Inc.(a)	613,896	22,155,507
Stryker Corp.	592,003	29,635,670
TECHNE Corp.	70,709	4,062,232
Thoratec Corp.(a)	107,861	4,608,900
Varian Medical Systems Inc.(a)	231,488	12,102,193

		400,109,197

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth Index Fund

June 30, 2010

HEALTH CARE - SERVICES—0.68%
Brookdale Senior Living Inc.(a)	21,912	328,680
Community Health Systems Inc.(a)	123,695	4,182,128
Covance Inc.(a)(b)	122,384	6,280,747
DaVita Inc.(a)	194,689	12,156,381
Health Management Associates Inc. Class A(a)	474,871	3,689,748
Laboratory Corp. of America Holdings(a)	195,718	14,747,352
Lincare Holdings Inc.(a)(b)	187,006	6,079,565
MEDNAX Inc.(a)	83,579	4,647,828
Quest Diagnostics Inc.	241,757	12,032,246
Tenet Healthcare Corp.(a)	657,545	2,853,745
Universal Health Services Inc. Class B	10,288	392,487

		67,390,907
HOME BUILDERS—0.09%
NVR Inc.(a)	11,600	7,598,348
Thor Industries Inc.	62,951	1,495,086

		9,093,434
HOME FURNISHINGS—0.11%
Harman International Industries Inc.(a)	63,109	1,886,328
Tempur-Pedic International Inc.(a)	136,204	4,188,273
Whirlpool Corp.	60,491	5,312,320

		11,386,921
HOUSEHOLD PRODUCTS & WARES—0.76%
Avery Dennison Corp.	12,574	404,003
Church & Dwight Co. Inc.	134,002	8,403,265
Clorox Co. (The)	249,716	15,522,347
Fortune Brands Inc.	34,634	1,356,960
Fossil Inc.(a)	98,993	3,435,057
Kimberly-Clark Corp.	616,451	37,375,424
Scotts Miracle-Gro Co. (The) Class A	86,626	3,847,061
Tupperware Brands Corp.	118,871	4,737,009

		75,081,126
HOUSEWARES—0.03%
Toro Co. (The)	63,852	3,136,410

		3,136,410
INSURANCE—0.93%
ACE Ltd.	96,861	4,986,404
Aflac Inc.	834,282	35,598,813
Arch Capital Group Ltd.(a)	5,680	423,160
Arthur J. Gallagher & Co.	50,031	1,219,756
Axis Capital Holdings Ltd.	68,630	2,039,684
Brown & Brown Inc.	114,906	2,199,301
Endurance Specialty Holdings Ltd.	9,952	373,499
Erie Indemnity Co. Class A	39,427	1,793,928
Genworth Financial Inc. Class A(a)	172,285	2,251,765
Hartford Financial Services Group Inc. (The)	70,118	1,551,711
Marsh & McLennan Companies Inc.	939,309	21,181,418
MetLife Inc.	346,915	13,099,510
Travelers Companies Inc. (The)	108,116	5,324,713
Validus Holdings Ltd.	17,776	434,090

		92,477,752

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth Index Fund

June 30, 2010

INTERNET—3.93%
Akamai Technologies Inc.(a)	322,751	13,094,008
Amazon.com Inc.(a)	658,329	71,929,027
eBay Inc.(a)	822,639	16,131,951
Equinix Inc.(a)	85,175	6,917,914
Expedia Inc.	160,473	3,013,683
F5 Networks Inc.(a)	150,030	10,287,557
Google Inc. Class A(a)	458,614	204,060,299
IAC/InterActiveCorp(a)	68,073	1,495,564
McAfee Inc.(a)	294,903	9,059,420
Netflix Inc.(a)(b)	75,486	8,201,554
Priceline.com Inc.(a)	89,064	15,723,359
Symantec Corp.(a)	143,196	1,987,560
VeriSign Inc.(a)	344,897	9,157,015
WebMD Health Corp.(a)	101,451	4,710,370
Yahoo! Inc.(a)	1,097,034	15,171,980

		390,941,261
IRON & STEEL—0.36%
AK Steel Holding Corp.	30,636	365,181
Allegheny Technologies Inc.	185,452	8,195,124
Carpenter Technology Corp.	82,718	2,715,632
Cliffs Natural Resources Inc.	254,905	12,021,319
Gerdau Ameristeel Corp.(a)	31,491	343,252
Nucor Corp.	254,428	9,739,504
Reliance Steel & Aluminum Co.	15,713	568,025
Schnitzer Steel Industries Inc. Class A	8,934	350,213
United States Steel Corp.	50,678	1,953,637

		36,251,887
LEISURE TIME—0.26%
Carnival Corp.	305,970	9,252,533
Harley-Davidson Inc.	443,141	9,851,024
Royal Caribbean Cruises Ltd.(a)	96,395	2,194,914
WMS Industries Inc.(a)	109,047	4,280,095

		25,578,566
LODGING—0.55%
Choice Hotels International Inc.	4,465	134,888
Las Vegas Sands Corp.(a)(b)	595,354	13,181,137
Marriott International Inc. Class A	510,764	15,292,274
MGM MIRAGE(a)	85,169	821,029
Starwood Hotels & Resorts Worldwide Inc.	356,681	14,777,294
Wynn Resorts Ltd.	142,032	10,832,781

		55,039,403
MACHINERY—1.92%
Bucyrus International Inc.	141,452	6,711,897
Caterpillar Inc.	1,181,961	71,000,397
CNH Global NV(a)	8,159	184,801
Cummins Inc.	377,563	24,590,678
Deere & Co.	755,210	42,050,093
Flowserve Corp.	90,105	7,640,904
Gardner Denver Inc.	93,175	4,154,673
Graco Inc.	114,005	3,213,801
IDEX Corp.	126,217	3,606,020
Joy Global Inc.	193,731	9,703,986
Manitowoc Co. Inc. (The)	246,899	2,256,657
Rockwell Automation Inc.	268,388	13,175,167
Wabtec Corp.	14,699	586,343
Zebra Technologies Corp. Class A(a)	63,153	1,602,192

		190,477,609

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth Index Fund

June 30, 2010

MANUFACTURING—3.76%
3M Co.	1,342,178	106,018,640
Carlisle Companies Inc.	8,771	316,896
Cooper Industries PLC	315,315	13,873,860
Danaher Corp.	927,190	34,417,293
Donaldson Co. Inc.	145,909	6,223,019
Dover Corp.	220,820	9,228,068
Eaton Corp.	82,310	5,386,366
General Electric Co.	4,659,711	67,193,033
Harsco Corp.	12,345	290,107
Honeywell International Inc.	1,443,224	56,329,033
Illinois Tool Works Inc.	829,773	34,253,029
Leggett & Platt Inc.	166,133	3,332,628
Pall Corp.	221,082	7,598,588
Parker Hannifin Corp.	85,743	4,755,307
Pentair Inc.	96,495	3,107,139
Roper Industries Inc.	176,850	9,896,526
SPX Corp.	18,176	959,875
Teleflex Inc.	12,161	660,099
Textron Inc.	264,843	4,494,386
Tyco International Ltd.	139,302	4,907,609

		373,241,501
MEDIA—1.42%
CBS Corp. Class B NVS	152,136	1,967,119
DIRECTV Class A(a)	1,668,048	56,580,188
Discovery Communications Inc. Series A(a)	391,178	13,968,967
John Wiley & Sons Inc. Class A	79,019	3,055,665
McGraw-Hill Companies Inc. (The)	414,990	11,677,819
Meredith Corp.	28,732	894,427
News Corp. Class A NVS	898,944	10,751,370
Scripps Networks Interactive Inc. Class A	168,548	6,799,226
Sirius XM Radio Inc.(a)	7,312,376	6,943,101
Thomson Reuters Corp.	228,045	8,170,852
Time Warner Inc.	441,899	12,775,300
Viacom Inc. Class B NVS	225,174	7,063,708

		140,647,742
METAL FABRICATE & HARDWARE—0.34%
Precision Castparts Corp.	267,241	27,504,444
Timken Co. (The)	119,861	3,115,187
Valmont Industries Inc.	41,684	3,028,760

		33,648,391
MINING—1.23%
Alcoa Inc.	281,261	2,829,486
Compass Minerals International Inc.	61,571	4,327,210
Freeport-McMoRan Copper & Gold Inc.	814,857	48,182,494
Newmont Mining Corp.	894,827	55,246,619
Royal Gold Inc.	14,490	695,520
Southern Copper Corp.	318,348	8,448,956
Titanium Metals Corp.(a)	160,758	2,827,733

		122,558,018
OFFICE & BUSINESS EQUIPMENT—0.06%
Pitney Bowes Inc.	279,225	6,131,781

		6,131,781

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth Index Fund

June 30, 2010

OIL & GAS—7.75%
Atlas Energy Inc.(a)	107,699	2,915,412
Atwood Oceanics Inc.(a)	22,323	569,683
Chevron Corp.	200,378	13,597,651
Cimarex Energy Co.	157,885	11,301,408
Concho Resources Inc.(a)	172,294	9,533,027
ConocoPhillips	1,073,681	52,707,000
Continental Resources Inc.(a)(b)	52,475	2,341,434
Diamond Offshore Drilling Inc.	42,516	2,644,070
EOG Resources Inc.	476,776	46,900,455
EQT Corp.	259,309	9,371,427
EXCO Resources Inc.	276,183	4,035,034
Exxon Mobil Corp.	8,816,667	503,167,186
Forest Oil Corp.(a)	136,029	3,721,753
Holly Corp.	57,694	1,533,507
Marathon Oil Corp.	356,547	11,085,046
Mariner Energy Inc.(a)	15,091	324,155
Murphy Oil Corp.	42,481	2,104,934
Nabors Industries Ltd.(a)	214,101	3,772,460
Occidental Petroleum Corp.	310,337	23,942,500
Petrohawk Energy Corp.(a)	405,694	6,884,627
Pride International Inc.(a)	132,178	2,952,857
Quicksilver Resources Inc.(a)	15,799	173,789
Range Resources Corp.	300,060	12,047,409
Rowan Companies Inc.(a)	28,211	618,949
SandRidge Energy Inc.(a)	41,528	242,108
SM Energy Co.	80,319	3,225,611
Southwestern Energy Co.(a)	650,603	25,139,300
Ultra Petroleum Corp.(a)	286,458	12,675,766
Whiting Petroleum Corp.(a)	6,777	531,452

		770,060,010
OIL & GAS SERVICES—2.16%
Baker Hughes Inc.	221,245	9,197,155
Cameron International Corp.(a)	260,780	8,480,566
Core Laboratories NV	42,008	6,200,801
Dresser-Rand Group Inc.(a)	141,235	4,455,964
Exterran Holdings Inc.(a)	13,177	340,098
FMC Technologies Inc.(a)	227,831	11,997,580
Halliburton Co.	1,704,666	41,849,550
Oil States International Inc.(a)	5,882	232,810
Schlumberger Ltd.	2,245,219	124,250,419
Superior Energy Services Inc.(a)	10,515	196,315
Weatherford International Ltd.(a)	561,427	7,377,151

		214,578,409
PACKAGING & CONTAINERS—0.19%
Ball Corp.	36,993	1,954,340
Crown Holdings Inc.(a)	306,379	7,671,730
Owens-Illinois Inc.(a)	96,964	2,564,698
Pactiv Corp.(a)	224,558	6,253,940

		18,444,708
PHARMACEUTICALS—4.34%
Abbott Laboratories	2,620,692	122,595,972
Allergan Inc.	571,660	33,304,912
AmerisourceBergen Corp.	531,768	16,883,634
Amylin Pharmaceuticals Inc.(a)(b)	272,058	5,114,690
BioMarin Pharmaceutical Inc.(a)	192,815	3,655,772
Cardinal Health Inc.	234,398	7,878,117
Dendreon Corp.(a)	252,968	8,178,455

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth Index Fund

June 30, 2010

Eli Lilly and Co.	438,669	14,695,411
Express Scripts Inc.(a)	1,030,839	48,470,050
Gilead Sciences Inc.(a)	1,674,000	57,384,720
Herbalife Ltd.	113,534	5,228,241
Hospira Inc.(a)	312,240	17,938,188
Mead Johnson Nutrition Co. Class A	53,289	2,670,845
Medco Health Solutions Inc.(a)	859,224	47,326,058
Mylan Inc.(a)(b)	489,402	8,339,410
Omnicare Inc.	23,196	549,745
Perrigo Co.	152,711	9,020,639
SXC Health Solutions Corp.(a)	57,608	4,219,786
United Therapeutics Corp.(a)	93,850	4,580,818
Valeant Pharmaceuticals International(a)(b)	107,776	5,635,607
VCA Antech Inc.(a)	162,972	4,035,187
Warner Chilcott PLC Class A(a)	169,369	3,870,082

		431,576,339
PIPELINES—0.11%
El Paso Corp.	246,141	2,734,627
Williams Companies Inc. (The)	453,025	8,281,297

		11,015,924
REAL ESTATE—0.16%
CB Richard Ellis Group Inc. Class A(a)	536,514	7,301,955
Jones Lang LaSalle Inc.	79,098	5,191,993
St. Joe Co. (The)(a)(b)	157,989	3,659,025

		16,152,973
REAL ESTATE INVESTMENT TRUSTS—0.83%
AMB Property Corp.	29,331	695,438
Apartment Investment and Management Co. Class A	108,305	2,097,868
Digital Realty Trust Inc.(b)	139,879	8,068,221
Equity Residential	34,025	1,416,801
Essex Property Trust Inc.	22,020	2,147,831
Federal Realty Investment Trust	69,033	4,850,949
General Growth Properties Inc.	380,473	5,045,072
ProLogis	55,373	560,928
Public Storage	239,032	21,013,303
Simon Property Group Inc.	381,341	30,793,286
UDR Inc.	20,004	382,677
Ventas Inc.	80,254	3,767,925
Vornado Realty Trust	27,338	1,994,307

		82,834,606
RETAIL—9.50%
Abercrombie & Fitch Co. Class A	126,773	3,890,663
Advance Auto Parts Inc.	166,104	8,335,099
Aeropostale Inc.(a)	177,028	5,070,082
American Eagle Outfitters Inc.	99,452	1,168,561
AutoNation Inc.(a)(b)	46,352	903,864
AutoZone Inc.(a)(b)	52,075	10,061,931
Bed Bath & Beyond Inc.(a)	494,328	18,329,682
Best Buy Co. Inc.	647,628	21,928,684
Big Lots Inc.(a)	152,573	4,896,068
BJ’s Wholesale Club Inc.(a)	9,065	335,496
Brinker International Inc.	170,079	2,459,342
Burger King Holdings Inc.	174,308	2,935,347
CarMax Inc.(a)	420,901	8,375,930
Chico’s FAS Inc.	336,180	3,321,458
Chipotle Mexican Grill Inc.(a)	59,477	8,137,048
Copart Inc.(a)	135,916	4,867,152

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth Index Fund

June 30, 2010

Costco Wholesale Corp.	828,421	45,422,323
CVS Caremark Corp.	285,565	8,372,766
Darden Restaurants Inc.	265,506	10,314,908
Dick’s Sporting Goods Inc.(a)	168,354	4,190,331
Dollar General Corp.(a)(b)	131,444	3,621,282
Dollar Tree Inc.(a)(b)	239,498	9,970,302
Family Dollar Stores Inc.	255,264	9,620,900
Gap Inc. (The)	766,512	14,916,324
Home Depot Inc. (The)	3,187,282	89,467,006
J. Crew Group Inc.(a)	103,751	3,819,074
J.C. Penney Co. Inc.	144,465	3,103,108
Kohl’s Corp.(a)	426,688	20,267,680
Limited Brands Inc.	502,795	11,096,686
Lowe’s Companies Inc.	2,070,571	42,281,060
Macy’s Inc.	78,528	1,405,651
McDonald’s Corp.	2,024,979	133,385,367
MSC Industrial Direct Co. Inc. Class A	82,480	4,178,437
Nordstrom Inc.	313,145	10,080,138
O’Reilly Automotive Inc.(a)(b)	258,830	12,309,955
Office Depot Inc.(a)	57,592	232,672
Panera Bread Co. Class A(a)	57,583	4,335,424
PetSmart Inc.	223,841	6,753,283
Ross Stores Inc.	229,300	12,219,397
Staples Inc.	1,371,674	26,130,390
Starbucks Corp.	1,400,880	34,041,384
Target Corp.	1,385,486	68,124,347
Tiffany & Co.	237,849	9,016,856
TJX Companies Inc. (The)	766,912	32,171,958
Tractor Supply Co.	68,371	4,168,580
Urban Outfitters Inc.(a)(b)	230,598	7,930,265
Wal-Mart Stores Inc.	2,319,988	111,521,823
Walgreen Co.	1,676,192	44,754,326
Wendy’s/Arby’s Group Inc. Class A	243,889	975,556
Williams-Sonoma Inc.	181,133	4,495,721
Yum! Brands Inc.	878,809	34,308,703

		944,020,390
SAVINGS & LOANS—0.01%
Capitol Federal Financial	3,296	109,295
Hudson City Bancorp Inc.	76,642	938,098

		1,047,393
SEMICONDUCTORS—4.12%
Advanced Micro Devices Inc.(a)	436,638	3,196,190
Altera Corp.	569,099	14,119,346
Analog Devices Inc.	559,325	15,582,794
Applied Materials Inc.	2,528,554	30,393,219
Atmel Corp.(a)	775,707	3,723,394
Avago Technologies Ltd.(a)	199,712	4,205,935
Broadcom Corp. Class A	933,058	30,762,922
Cree Inc.(a)(b)	202,303	12,144,249
Cypress Semiconductor Corp.(a)	308,404	3,096,376
Intel Corp.	7,163,644	139,332,876
Intersil Corp. Class A	81,597	988,140
KLA-Tencor Corp.	17,515	488,318
Lam Research Corp.(a)	239,148	9,101,973
Linear Technology Corp.	419,948	11,678,754
Marvell Technology Group Ltd.(a)	1,019,019	16,059,739
Maxim Integrated Products Inc.	569,044	9,520,106
MEMC Electronic Materials Inc.(a)(b)	181,033	1,788,606
Microchip Technology Inc.(b)	346,740	9,618,568
National Semiconductor Corp.	409,672	5,514,185
Novellus Systems Inc.(a)	160,291	4,064,980

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth Index Fund

June 30, 2010

NVIDIA Corp.(a)	1,076,958	10,995,741
ON Semiconductor Corp.(a)	811,559	5,177,746
PMC-Sierra Inc.(a)	22,553	169,598
QLogic Corp.(a)	211,595	3,516,709
Rambus Inc.(a)	199,155	3,489,196
Rovi Corp.(a)	192,058	7,280,919
Silicon Laboratories Inc.(a)	86,685	3,515,944
Skyworks Solutions Inc.(a)	332,667	5,585,479
Teradyne Inc.(a)	339,068	3,305,913
Texas Instruments Inc.	1,040,310	24,218,417
Varian Semiconductor Equipment Associates Inc.(a)	139,089	3,986,291
Xilinx Inc.	518,553	13,098,649

		409,721,272
SOFTWARE—6.59%
Activision Blizzard Inc.	267,140	2,802,299
Adobe Systems Inc.(a)	989,395	26,149,710
Allscripts-Misys Healthcare Solutions Inc.(a)	122,367	1,970,109
ANSYS Inc.(a)	170,369	6,911,870
Autodesk Inc.(a)	431,502	10,511,389
Automatic Data Processing Inc.	945,735	38,075,291
BMC Software Inc.(a)	340,144	11,779,187
Broadridge Financial Solutions Inc.	233,421	4,446,670
CA Inc.	596,054	10,967,394
Cerner Corp.(a)(b)	129,872	9,855,986
Citrix Systems Inc.(a)	350,462	14,800,010
Compuware Corp.(a)	239,036	1,907,507
Dun & Bradstreet Corp. (The)	95,338	6,399,087
Electronic Arts Inc.(a)	585,817	8,435,765
Emdeon Inc. Class A(a)	48,908	612,817
Fiserv Inc.(a)	192,415	8,785,669
Global Payments Inc.	154,473	5,644,443
Informatica Corp.(a)	172,779	4,125,962
Intuit Inc.(a)	526,730	18,314,402
Microsoft Corp.	9,645,693	221,947,396
MSCI Inc. Class A(a)	207,264	5,679,034
Nuance Communications Inc.(a)	428,012	6,398,779
Oracle Corp.	7,170,678	153,882,750
Paychex Inc.	605,728	15,730,756
Red Hat Inc.(a)	353,214	10,222,013
Salesforce.com Inc.(a)(b)	215,599	18,502,706
SEI Investments Co.	281,530	5,731,951
Solera Holdings Inc.	131,693	4,767,287
Sybase Inc.(a)	164,234	10,619,370
VMware Inc. Class A(a)	138,306	8,656,573

		654,634,182
TELECOMMUNICATIONS—4.77%
Amdocs Ltd.(a)	108,710	2,918,864
American Tower Corp. Class A(a)	758,415	33,749,468
Atheros Communications Inc.(a)	131,556	3,623,052
Ciena Corp.(a)(b)	174,086	2,207,410
Cisco Systems Inc.(a)	10,750,417	229,091,386
Clearwire Corp. Class A(a)	217,872	1,586,108
Corning Inc.	369,167	5,962,047
Crown Castle International Corp.(a)	546,697	20,369,930
Frontier Communications Corp.(b)	230,022	1,635,456
Harris Corp.	244,368	10,177,927
JDS Uniphase Corp.(a)	406,024	3,995,276
Juniper Networks Inc.(a)	988,482	22,557,159
Level 3 Communications Inc.(a)	1,201,437	1,309,566
MetroPCS Communications Inc.(a)	229,388	1,878,688
NeuStar Inc. Class A(a)	140,978	2,906,966

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth Index Fund

June 30, 2010

NII Holdings Inc.(a)	248,725	8,088,537
Polycom Inc.(a)	160,320	4,775,933
QUALCOMM Inc.	3,087,609	101,397,080
SBA Communications Corp. Class A(a)	221,276	7,525,597
tw telecom inc.(a)	283,192	4,723,643
Windstream Corp.	380,237	4,015,303

		474,495,396
TEXTILES—0.01%
Mohawk Industries Inc.(a)	12,600	576,576

		576,576
TOYS, GAMES & HOBBIES—0.19%
Hasbro Inc.	245,549	10,092,064
Mattel Inc.	399,911	8,462,117

		18,554,181
TRANSPORTATION—1.64%
C.H. Robinson Worldwide Inc.	311,459	17,335,808
Con-way Inc.	8,890	266,878
Expeditors International of Washington Inc.	399,194	13,776,185
FedEx Corp.	380,841	26,700,762
Frontline Ltd.	79,782	2,276,978
J.B. Hunt Transport Services Inc.	171,541	5,604,244
Kansas City Southern Industries Inc.(a)	113,568	4,128,197
Kirby Corp.(a)	7,207	275,668
Landstar System Inc.	95,147	3,709,782
Ryder System Inc.	52,711	2,120,564
Union Pacific Corp.	119,600	8,313,396
United Parcel Service Inc. Class B	1,343,854	76,451,854
UTi Worldwide Inc.	162,251	2,008,667

		162,968,983
TRUCKING & LEASING—0.01%
GATX Corp.	25,059	668,574

		668,574

TOTAL COMMON STOCKS
(Cost: $10,746,423,841)		9,918,898,900

SHORT-TERM INVESTMENTS—1.82%

MONEY MARKET FUNDS—1.82%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	138,727,280	138,727,280
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(d)(e)	33,346,362	33,346,362

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Growth Index Fund

June 30, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	8,579,263	8,579,263

		180,652,905

TOTAL SHORT-TERM INVESTMENTS
(Cost: $180,652,905)		180,652,905

TOTAL INVESTMENTS IN SECURITIES—101.63%
(Cost: $10,927,076,746)		10,099,551,805
Other Assets, Less Liabilities—(1.63)%		(161,800,423)

NET ASSETS—100.00%		$9,937,751,382

NVS—Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Russell 1000 Value Index Fund

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.74%

ADVERTISING—0.06%
Clear Channel Outdoor Holdings Inc. Class A(a)	65,826	$571,370
Lamar Advertising Co. Class A(a)(b)	72,243	1,771,398
Omnicom Group Inc.	91,263	3,130,321

		5,473,089
AEROSPACE & DEFENSE—1.80%
Alliant Techsystems Inc.(a)	3,078	191,021
BE Aerospace Inc.(a)	147,703	3,756,087
Boeing Co. (The)	224,525	14,088,944
General Dynamics Corp.	537,979	31,504,050
Goodrich Corp.	140,572	9,312,895
L-3 Communications Holdings Inc.	180,252	12,769,052
Lockheed Martin Corp.	103,919	7,741,965
Northrop Grumman Corp.	468,824	25,522,779
Raytheon Co.	593,149	28,702,480
Rockwell Collins Inc.	116,855	6,208,506
Spirit AeroSystems Holdings Inc. Class A(a)	137,756	2,625,629
United Technologies Corp.	125,424	8,141,272

		150,564,680
AGRICULTURE—1.38%
Altria Group Inc.	1,351,728	27,088,629
Archer-Daniels-Midland Co.	1,000,913	25,843,574
Bunge Ltd.(b)	224,881	11,061,896
Lorillard Inc.	238,100	17,138,438
Philip Morris International Inc.	455,486	20,879,478
Reynolds American Inc.	261,447	13,626,618

		115,638,633
AIRLINES—0.19%
AMR Corp.(a)	344,066	2,332,768
Copa Holdings SA Class A	16,302	720,874
Southwest Airlines Co.	1,006,952	11,187,237
UAL Corp.(a)	63,577	1,307,143

		15,548,022
APPAREL—0.12%
VF Corp.	137,512	9,788,104

		9,788,104
AUTO PARTS & EQUIPMENT—0.13%
Autoliv Inc.(a)(b)	88,376	4,228,792
BorgWarner Inc.(a)	13,791	514,956
Federal-Mogul Corp. Class A(a)	24,005	312,545
Johnson Controls Inc.	61,086	1,641,381
Lear Corp.(a)	50,200	3,323,240
TRW Automotive Holdings Corp.(a)(b)	40,792	1,124,635

		11,145,549
BANKS—9.40%
Associated Banc-Corp	271,064	3,323,245

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value Index Fund

June 30, 2010

BancorpSouth Inc.	131,393	2,349,307
Bank of America Corp.	15,619,938	224,458,509
Bank of Hawaii Corp.	51,538	2,491,862
Bank of New York Mellon Corp. (The)	1,888,172	46,618,967
BB&T Corp.	1,075,608	28,299,246
BOK Financial Corp.	38,340	1,820,000
CapitalSource Inc.	492,417	2,343,905
City National Corp.	69,825	3,577,135
Comerica Inc.	274,897	10,124,456
Commerce Bancshares Inc.	111,426	4,010,222
Cullen/Frost Bankers Inc.	82,217	4,225,954
East West Bancorp Inc.	226,971	3,461,308
Fifth Third Bancorp	1,236,401	15,195,368
First Citizens BancShares Inc. Class A	8,626	1,659,038
First Horizon National Corp.(a)	354,861	4,063,158
Fulton Financial Corp.	311,366	3,004,682
Huntington Bancshares Inc.	1,118,213	6,194,900
KeyCorp	1,368,940	10,527,149
M&T Bank Corp.(b)	114,722	9,745,634
Marshall & Ilsley Corp.	822,965	5,908,889
Northern Trust Corp.	226,809	10,591,980
PNC Financial Services Group Inc. (The)(c)	818,899	46,267,793
Popular Inc.(a)	1,004,417	2,691,837
Regions Financial Corp.	1,856,089	12,213,066
State Street Corp.	780,938	26,411,323
SunTrust Banks Inc.	777,394	18,113,280
Synovus Financial Corp.	1,199,595	3,046,971
TCF Financial Corp.(b)	223,270	3,708,515
U.S. Bancorp	2,984,136	66,695,440
Valley National Bancorp(b)	252,293	3,436,231
Wells Fargo & Co.	7,576,104	193,948,262
Wilmington Trust Corp.	144,562	1,603,193
Zions Bancorporation(b)	250,240	5,397,677

		787,528,502
BEVERAGES—1.64%
Brown-Forman Corp. Class B NVS	40,109	2,295,438
Coca-Cola Co. (The)	832,831	41,741,490
Coca-Cola Enterprises Inc.	189,886	4,910,452
Constellation Brands Inc. Class A(a)	287,551	4,491,547
Dr Pepper Snapple Group Inc.	265,865	9,940,692
Hansen Natural Corp.(a)	14,730	576,090
Molson Coors Brewing Co. Class B NVS	205,938	8,723,534
PepsiCo Inc.	1,066,995	65,033,345

		137,712,588
BIOTECHNOLOGY—1.35%
Abraxis BioScience Inc.(a)	6,124	454,401
Amgen Inc.(a)	1,491,303	78,442,538
Bio-Rad Laboratories Inc. Class A(a)	29,752	2,573,250
Biogen Idec Inc.(a)	415,659	19,723,020
Charles River Laboratories International Inc.(a)	77,064	2,636,359
Genzyme Corp.(a)	100,086	5,081,366
Life Technologies Corp.(a)	81,920	3,870,720

		112,781,654
BUILDING MATERIALS—0.10%
Armstrong World Industries Inc.(a)	27,219	821,469
Masco Corp.	386,134	4,154,802
Owens Corning(a)	79,147	2,367,287
USG Corp.(a)(b)	65,287	788,667

		8,132,225

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value Index Fund

June 30, 2010

CHEMICALS—1.45%
Ashland Inc.	111,675	5,183,954
Cabot Corp.	103,140	2,486,706
CF Industries Holdings Inc.	30,112	1,910,606
Cytec Industries Inc.	75,873	3,034,161
Dow Chemical Co. (The)	1,798,552	42,661,654
E.I. du Pont de Nemours and Co.	922,475	31,908,410
Eastman Chemical Co.	89,811	4,792,315
FMC Corp.	34,955	2,007,466
Huntsman Corp.	288,042	2,497,324
Intrepid Potash Inc.(a)(b)	67,162	1,314,360
PPG Industries Inc.	216,548	13,081,665
RPM International Inc.	100,198	1,787,532
Sherwin-Williams Co. (The)	54,207	3,750,582
Sigma-Aldrich Corp.	13,681	681,724
Valspar Corp. (The)	139,939	4,214,963

		121,313,422
COAL—0.42%
Alpha Natural Resources Inc.(a)	164,468	5,570,531
Arch Coal Inc.	75,429	1,494,249
CONSOL Energy Inc.	191,096	6,451,401
Massey Energy Co.	161,641	4,420,881
Peabody Energy Corp.	418,579	16,378,996
Walter Energy Inc.	17,201	1,046,681

		35,362,739
COMMERCIAL SERVICES—0.72%
Aaron’s Inc.	47,475	810,398
Convergys Corp.(a)	150,138	1,472,854
CoreLogic Inc.	162,377	2,867,578
Corrections Corp. of America(a)	147,788	2,819,795
Education Management Corp.(a)(b)	26,460	403,515
Equifax Inc.	198,556	5,571,481
FTI Consulting Inc.(a)	13,111	571,509
H&R Block Inc.	303,619	4,763,782
Hertz Global Holdings Inc.(a)(b)	48,227	456,227
Interactive Data Corp.	5,561	185,626
KAR Auction Services Inc.(a)	33,286	411,748
Manpower Inc.	127,867	5,521,297
McKesson Corp.	240,156	16,128,877
Monster Worldwide Inc.(a)	95,290	1,110,129
Quanta Services Inc.(a)	328,455	6,782,596
R.R. Donnelley & Sons Co.	306,601	5,019,058
Service Corp. International	399,811	2,958,601
Towers Watson & Co. Class A	55,228	2,145,608

		60,000,679
COMPUTERS—0.43%
Brocade Communications Systems Inc.(a)	681,422	3,516,138
Computer Sciences Corp.	240,347	10,875,702
Diebold Inc.	78,830	2,148,118
Lexmark International Inc. Class A(a)(b)	123,082	4,065,398
Seagate Technology(a)	207,230	2,702,279
Synopsys Inc.(a)	220,761	4,607,282
Western Digital Corp.(a)	276,103	8,327,266

		36,242,183
COSMETICS & PERSONAL CARE—3.17%
Alberto-Culver Co.	101,674	2,754,348

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value Index Fund

June 30, 2010

Colgate-Palmolive Co.	124,838	9,832,241
Procter & Gamble Co. (The)	4,214,601	252,791,768

		265,378,357
DISTRIBUTION & WHOLESALE—0.24%
Central European Distribution Corp.(a)	107,846	2,305,747
Genuine Parts Co.	247,588	9,767,347
Ingram Micro Inc. Class A(a)	244,594	3,715,383
Tech Data Corp.(a)	80,961	2,883,831
WESCO International Inc.(a)	43,342	1,459,325

		20,131,633
DIVERSIFIED FINANCIAL SERVICES—7.63%
AmeriCredit Corp.(a)(b)	96,760	1,762,967
Ameriprise Financial Inc.	320,558	11,581,760
BlackRock Inc.(c)	35,959	5,156,521
Capital One Financial Corp.	710,627	28,638,268
CIT Group Inc.(a)	312,177	10,570,313
Citigroup Inc.(a)	32,935,139	123,836,123
CME Group Inc.	102,248	28,787,924
Discover Financial Services	846,600	11,835,468
E*TRADE Financial Corp.(a)	338,322	3,998,966
Federated Investors Inc. Class B	42,041	870,669
GLG Partners Inc.(a)	7,890	34,558
Goldman Sachs Group Inc. (The)	801,425	105,203,060
Interactive Brokers Group Inc. Class A(a)	42,406	703,940
Invesco Ltd.(b)	474,485	7,985,583
Janus Capital Group Inc.	254,750	2,262,180
Jefferies Group Inc.(b)	179,115	3,775,744
JPMorgan Chase & Co.	6,194,282	226,772,664
Legg Mason Inc.	255,310	7,156,339
Morgan Stanley	1,485,729	34,483,770
NASDAQ OMX Group Inc. (The)(a)	187,205	3,328,505
NYSE Euronext Inc.	319,632	8,831,432
Raymond James Financial Inc.	155,310	3,834,604
SLM Corp.(a)	759,025	7,886,270

		639,297,628
ELECTRIC—6.40%
AES Corp. (The)(a)	1,045,425	9,659,727
Allegheny Energy Inc.	265,993	5,500,735
Alliant Energy Corp.	173,007	5,491,242
Ameren Corp.	371,704	8,835,404
American Electric Power Co. Inc.	744,731	24,054,811
Calpine Corp.(a)	286,709	3,646,938
CenterPoint Energy Inc.	616,567	8,114,022
CMS Energy Corp.(b)	359,763	5,270,528
Consolidated Edison Inc.	438,723	18,908,961
Constellation Energy Group Inc.	288,474	9,303,287
Dominion Resources Inc.	928,902	35,985,664
DPL Inc.	182,880	4,370,832
DTE Energy Co.	262,371	11,966,741
Duke Energy Corp.	2,046,801	32,748,816
Edison International	506,807	16,075,918
Entergy Corp.	294,468	21,089,798
Exelon Corp.	1,028,286	39,044,019
FirstEnergy Corp.	474,428	16,714,098
FPL Group Inc.	645,471	31,473,166
Great Plains Energy Inc.	212,925	3,623,984
Hawaiian Electric Industries Inc.	146,529	3,337,931
Integrys Energy Group Inc.	120,854	5,286,154
ITC Holdings Corp.	8,616	455,873

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value Index Fund

June 30, 2010

MDU Resources Group Inc.	294,402	5,308,068
Mirant Corp.(a)	228,690	2,414,966
Northeast Utilities	274,511	6,994,540
NRG Energy Inc.(a)	398,336	8,448,707
NSTAR	166,761	5,836,635
NV Energy Inc.	361,144	4,265,111
OGE Energy Corp.	151,808	5,550,100
Ormat Technologies Inc.	13,324	376,936
Pepco Holdings Inc.	349,222	5,475,801
PG&E Corp.	579,076	23,800,024
Pinnacle West Capital Corp.	169,532	6,164,184
PPL Corp.	590,034	14,721,348
Progress Energy Inc.	446,653	17,517,731
Public Service Enterprise Group Inc.	786,804	24,650,569
RRI Energy Inc.(a)	556,656	2,109,726
SCANA Corp.(b)	176,456	6,310,067
Southern Co.	1,284,036	42,732,718
TECO Energy Inc.	334,234	5,036,906
Westar Energy Inc.	173,249	3,743,911
Wisconsin Energy Corp.	182,331	9,251,475
Xcel Energy Inc.	715,519	14,746,847

		536,415,019
ELECTRICAL COMPONENTS & EQUIPMENT—0.17%
Energizer Holdings Inc.(a)	109,845	5,523,007
General Cable Corp.(a)	53,407	1,423,296
Hubbell Inc. Class B	56,748	2,252,328
Molex Inc.	204,486	3,729,825
SunPower Corp. Class A(a)	88,937	1,076,138

		14,004,594
ELECTRONICS—0.65%
Arrow Electronics Inc.(a)	165,988	3,709,832
Avnet Inc.(a)	237,931	5,736,516
AVX Corp.	65,906	844,915
Garmin Ltd.(b)	165,544	4,830,574
Itron Inc.(a)	4,413	272,812
Jabil Circuit Inc.	84,890	1,129,037
PerkinElmer Inc.	101,227	2,092,362
Thermo Fisher Scientific Inc.(a)	638,835	31,334,857
Thomas & Betts Corp.(a)	66,548	2,309,216
Vishay Intertechnology Inc.(a)	262,221	2,029,590

		54,289,711
ENERGY — ALTERNATE SOURCES—0.04%
Covanta Holding Corp.(a)	191,899	3,183,604

		3,183,604
ENGINEERING & CONSTRUCTION—0.37%
AECOM Technology Corp.(a)	107,239	2,472,931
Chicago Bridge & Iron Co. NV(a)	91,199	1,715,453
Fluor Corp.	262,116	11,139,930
Jacobs Engineering Group Inc.(a)	75,767	2,760,950
KBR Inc.	236,358	4,807,522
McDermott International Inc.(a)	73,458	1,591,100
Shaw Group Inc. (The)(a)	54,287	1,857,701
URS Corp.(a)	129,977	5,114,595

		31,460,182

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value Index Fund

June 30, 2010

ENTERTAINMENT—0.07%
International Speedway Corp. Class A	31,881	821,255
Madison Square Garden Inc. Class A(a)	65,647	1,291,276
Penn National Gaming Inc.(a)	103,846	2,398,843
Regal Entertainment Group Class A	93,125	1,214,350

		5,725,724
ENVIRONMENTAL CONTROL—0.42%
Republic Services Inc.	355,038	10,555,280
Waste Connections Inc.(a)	26,425	921,968
Waste Management Inc.	751,802	23,523,885

		35,001,133
FOOD—2.49%
Campbell Soup Co.	112,923	4,046,031
ConAgra Foods Inc.	623,202	14,533,071
Corn Products International Inc.	118,142	3,579,703
Dean Foods Co.(a)	277,628	2,795,714
Del Monte Foods Co.	311,182	4,477,909
Flowers Foods Inc.	72,132	1,762,185
General Mills Inc.	418,345	14,859,614
H.J. Heinz Co.	290,974	12,575,896
Hershey Co. (The)	100,224	4,803,736
Hormel Foods Corp.	106,247	4,300,879
J.M. Smucker Co. (The)	185,618	11,177,916
Kellogg Co.	41,597	2,092,329
Kraft Foods Inc. Class A	2,497,051	69,917,428
Kroger Co. (The)	946,861	18,643,693
McCormick & Co. Inc. NVS	101,944	3,869,794
Ralcorp Holdings Inc.(a)	85,994	4,712,471
Safeway Inc.	605,440	11,902,950
Sara Lee Corp.	297,551	4,195,469
Smithfield Foods Inc.(a)	210,588	3,137,761
SUPERVALU Inc.	333,072	3,610,501
Tyson Foods Inc. Class A	465,905	7,636,183

		208,631,233
FOREST PRODUCTS & PAPER—0.43%
Domtar Corp.	64,623	3,176,221
International Paper Co.	152,288	3,446,277
MeadWestvaco Corp.	267,099	5,929,598
Plum Creek Timber Co. Inc.(b)	146,683	5,064,964
Rayonier Inc.	86,563	3,810,503
Temple-Inland Inc.	138,100	2,854,527
Weyerhaeuser Co.	329,655	11,603,856

		35,885,946
GAS—0.65%
AGL Resources Inc.	122,043	4,371,580
Atmos Energy Corp.	146,168	3,952,383
Energen Corp.	112,528	4,988,366
National Fuel Gas Co.	114,805	5,267,253
NiSource Inc.	433,132	6,280,414
Sempra Energy	385,184	18,022,759
Southern Union Co.	191,286	4,181,512
UGI Corp.	170,765	4,344,262
Vectren Corp.	127,915	3,026,469

		54,434,998

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value Index Fund

June 30, 2010

HAND & MACHINE TOOLS—0.21%
Kennametal Inc.	33,598	854,397
Regal Beloit Corp.	8,942	498,785
Snap-on Inc.	88,728	3,629,862
Stanley Black & Decker Inc.	249,828	12,621,311

		17,604,355
HEALTH CARE - PRODUCTS—3.49%
Baxter International Inc.	155,983	6,339,149
Beckman Coulter Inc.	109,788	6,619,119
Boston Scientific Corp.(a)	2,363,215	13,706,647
CareFusion Corp.(a)	221,243	5,022,216
Cooper Companies Inc. (The)	58,131	2,313,032
Hill-Rom Holdings Inc.	16,811	511,559
Hologic Inc.(a)	406,254	5,659,118
Inverness Medical Innovations Inc.(a)	90,822	2,421,315
Johnson & Johnson	3,649,842	215,559,668
Kinetic Concepts Inc.(a)	87,423	3,191,814
Medtronic Inc.	396,567	14,383,485
Zimmer Holdings Inc.(a)	315,654	17,061,099

		292,788,221
HEALTH CARE - SERVICES—1.60%
Aetna Inc.	661,654	17,454,432
Brookdale Senior Living Inc.(a)	111,953	1,679,295
Community Health Systems Inc.(a)	46,507	1,572,402
Coventry Health Care Inc.(a)	229,663	4,060,442
Health Net Inc.(a)	155,538	3,790,461
Humana Inc.(a)	265,417	12,121,594
LifePoint Hospitals Inc.(a)	87,174	2,737,264
MEDNAX Inc.(a)	4,911	273,101
Quest Diagnostics Inc.	30,413	1,513,655
Tenet Healthcare Corp.(a)	216,162	938,143
UnitedHealth Group Inc.	1,769,482	50,253,289
Universal Health Services Inc. Class B	130,940	4,995,361
WellPoint Inc.(a)	664,957	32,536,346

		133,925,785
HOLDING COMPANIES - DIVERSIFIED—0.07%
Leucadia National Corp.(a)	305,282	5,956,052

		5,956,052
HOME BUILDERS—0.22%
D.R. Horton Inc.	435,365	4,279,638
KB Home	116,728	1,284,008
Lennar Corp. Class A	249,458	3,469,961
M.D.C. Holdings Inc.	57,086	1,538,468
Pulte Homes Inc.(a)	518,509	4,293,254
Toll Brothers Inc.(a)	223,655	3,658,996

		18,524,325
HOME FURNISHINGS—0.09%
Harman International Industries Inc.(a)	55,265	1,651,871
Whirlpool Corp.	67,159	5,897,903

		7,549,774
HOUSEHOLD PRODUCTS & WARES—0.31%
Avery Dennison Corp.	163,332	5,247,857

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value Index Fund

June 30, 2010

Clorox Co. (The)	13,356	830,209
Fortune Brands Inc.	208,883	8,184,036
Jarden Corp.	142,083	3,817,770
Kimberly-Clark Corp.	134,622	8,162,132

		26,242,004
HOUSEWARES—0.08%
Newell Rubbermaid Inc.(b)	435,491	6,375,588

		6,375,588
INSURANCE—7.81%
ACE Ltd.	446,998	23,011,457
Aflac Inc.	39,088	1,667,885
Alleghany Corp.(a)	10,235	3,001,926
Allied World Assurance Holdings Ltd.	79,288	3,598,089
Allstate Corp. (The)	836,509	24,032,904
American Financial Group Inc.	134,805	3,682,873
American International Group Inc.(a)(b)	189,225	6,516,909
American National Insurance Co.	11,362	919,981
Aon Corp.	419,375	15,567,200
Arch Capital Group Ltd.(a)(b)	77,237	5,754,157
Arthur J. Gallagher & Co.	119,003	2,901,293
Aspen Insurance Holdings Ltd.	121,743	3,011,922
Assurant Inc.	174,804	6,065,699
Assured Guaranty Ltd.	283,034	3,755,861
Axis Capital Holdings Ltd.	141,952	4,218,813
Berkshire Hathaway Inc. Class B(a)	2,692,595	214,572,896
Brown & Brown Inc.	79,860	1,528,520
Chubb Corp.	508,125	25,411,331
CIGNA Corp.	431,247	13,394,532
Cincinnati Financial Corp.	228,483	5,910,855
CNA Financial Corp.(a)	39,338	1,005,479
Endurance Specialty Holdings Ltd.(b)	62,336	2,339,470
Erie Indemnity Co. Class A	13,290	604,695
Everest Re Group Ltd.	92,077	6,511,685
Fidelity National Financial Inc. Class A	360,782	4,686,558
Genworth Financial Inc. Class A(a)	622,910	8,141,434
Hanover Insurance Group Inc. (The)	70,604	3,071,274
Hartford Financial Services Group Inc. (The)	633,343	14,015,881
HCC Insurance Holdings Inc.	180,243	4,462,817
Lincoln National Corp.	471,687	11,457,277
Loews Corp.	489,854	16,317,037
Markel Corp.(a)	15,349	5,218,660
Marsh & McLennan Companies Inc.	67,424	1,520,411
MBIA Inc.(a)(b)	230,891	1,295,299
Mercury General Corp.	42,524	1,762,195
MetLife Inc.	629,131	23,755,987
Old Republic International Corp.	377,587	4,580,130
OneBeacon Insurance Group Ltd.(b)	36,078	516,637
PartnerRe Ltd.	122,075	8,562,341
Principal Financial Group Inc.	498,581	11,686,739
Progressive Corp. (The)	1,043,700	19,538,064
Protective Life Corp.	134,465	2,876,206
Prudential Financial Inc.	722,501	38,769,404
Reinsurance Group of America Inc.	114,726	5,244,125
RenaissanceRe Holdings Ltd.	90,646	5,100,650
StanCorp Financial Group Inc.	74,520	3,021,041
Symetra Financial Corp.	50,737	608,844
Torchmark Corp.	128,961	6,384,859
Transatlantic Holdings Inc.	100,994	4,843,672
Travelers Companies Inc. (The)	680,626	33,520,830
Unitrin Inc.	77,460	1,982,976
Unum Group	518,615	11,253,945

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value Index Fund

June 30, 2010

Validus Holdings Ltd.	114,428	2,794,332
W.R. Berkley Corp.	198,891	5,262,656
Wesco Financial Corp.	2,216	716,211
White Mountains Insurance Group Ltd.	11,960	3,877,432
XL Group PLC	533,019	8,533,634

		654,365,990
INTERNET—0.87%
AOL Inc.(a)	167,665	3,485,755
eBay Inc.(a)	1,108,592	21,739,489
Expedia Inc.	184,989	3,474,094
IAC/InterActiveCorp(a)	83,373	1,831,705
Liberty Media Corp. - Liberty Interactive Group Series A(a)	930,164	9,766,722
Symantec Corp.(a)	1,127,636	15,651,588
Yahoo! Inc.(a)	1,246,728	17,242,248

		73,191,601
INVESTMENT COMPANIES—0.04%
Ares Capital Corp.	294,329	3,687,942

		3,687,942
IRON & STEEL—0.37%
AK Steel Holding Corp.	148,378	1,768,666
Gerdau Ameristeel Corp.(a)	187,965	2,048,818
Nucor Corp.	280,156	10,724,372
Reliance Steel & Aluminum Co.	101,831	3,681,191
Schnitzer Steel Industries Inc. Class A	26,109	1,023,473
Steel Dynamics Inc.	338,550	4,465,474
United States Steel Corp.(b)	181,772	7,007,310

		30,719,304
LEISURE TIME—0.19%
Carnival Corp.	426,673	12,902,592
Royal Caribbean Cruises Ltd.(a)(b)	126,621	2,883,160

		15,785,752
LODGING—0.15%
Choice Hotels International Inc.	38,779	1,171,514
Hyatt Hotels Corp. Class A(a)	66,601	2,470,231
MGM MIRAGE(a)(b)	352,519	3,398,283
Wyndham Worldwide Corp.	281,997	5,679,419

		12,719,447
MACHINERY—0.18%
AGCO Corp.(a)	145,945	3,936,137
CNH Global NV(a)	31,391	711,006
Deere & Co.	37,675	2,097,744
Flowserve Corp.	12,582	1,066,954
Gardner Denver Inc.	5,389	240,296
IDEX Corp.	23,355	667,252
Terex Corp.(a)	170,868	3,202,066
Wabtec Corp.	61,816	2,465,840
Zebra Technologies Corp. Class A(a)	36,723	931,662

		15,318,957
MANUFACTURING—3.53%
AptarGroup Inc.	106,514	4,028,360
Carlisle Companies Inc.	86,652	3,130,737
Crane Co.	75,230	2,272,698

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value Index Fund

June 30, 2010

Danaher Corp.	62,203	2,308,975
Dover Corp.	107,984	4,512,651
Eaton Corp.	192,900	12,623,376
General Electric Co.	12,765,516	184,078,741
Harsco Corp.	113,887	2,676,345
Ingersoll-Rand PLC	501,254	17,288,250
ITT Corp.	286,103	12,851,747
Leggett & Platt Inc.	92,317	1,851,879
Parker Hannifin Corp.	179,833	9,973,538
Pentair Inc.	74,838	2,409,784
SPX Corp.	63,214	3,338,331
Teleflex Inc.	51,532	2,797,157
Textron Inc.	208,111	3,531,644
Trinity Industries Inc.	124,770	2,210,924
Tyco International Ltd.	679,487	23,938,327

		295,823,464
MEDIA—4.54%
Cablevision NY Group Class A	367,258	8,817,865
CBS Corp. Class B NVS	933,110	12,065,112
Central European Media Enterprises Ltd. Class A(a)(b)	56,828	1,130,877
Comcast Corp. Class A	4,379,436	76,070,803
Discovery Communications Inc. Series A(a)	117,576	4,198,639
DISH Network Corp. Class A	312,904	5,679,208
Gannett Co. Inc.	371,967	5,006,676
John Wiley & Sons Inc. Class A	4,091	158,199
Liberty Global Inc. Series A(a)(b)	396,349	10,301,110
Liberty Media Corp. - Liberty Capital Group Series A(a)	125,094	5,242,690
Liberty Media Corp. - Liberty Starz Group Series A(a)	80,413	4,168,610
McGraw-Hill Companies Inc. (The)	144,541	4,067,384
Meredith Corp.	33,339	1,037,843
New York Times Co. (The) Class A(a)	205,772	1,779,928
News Corp. Class A NVS	2,816,819	33,689,155
Thomson Reuters Corp.	394,031	14,118,131
Time Warner Cable Inc.	551,118	28,702,225
Time Warner Inc.	1,409,497	40,748,558
Viacom Inc. Class B NVS	758,416	23,791,510
Walt Disney Co. (The)	3,049,094	96,046,461
Washington Post Co. (The) Class B	9,454	3,880,678

		380,701,662
METAL FABRICATE & HARDWARE—0.04%
Commercial Metals Co.	179,554	2,373,704
Timken Co. (The)	36,855	957,861

		3,331,565
MINING—0.30%
Alcoa Inc.	1,360,301	13,684,628
Royal Gold Inc.	61,464	2,950,272
Vulcan Materials Co.(b)	199,170	8,729,621

		25,364,521
OFFICE & BUSINESS EQUIPMENT—0.23%
Pitney Bowes Inc.	93,764	2,059,058
Xerox Corp.	2,147,456	17,265,546

		19,324,604
OIL & GAS—8.55%
Anadarko Petroleum Corp.	769,191	27,760,103
Apache Corp.	525,173	44,214,315

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value Index Fund

June 30, 2010

Atlas Energy Inc.(a)	31,246	845,829
Atwood Oceanics Inc.(a)	67,936	1,733,727
Cabot Oil & Gas Corp.	162,334	5,084,301
Chesapeake Energy Corp.	1,011,937	21,200,080
Chevron Corp.	2,961,432	200,962,776
Cobalt International Energy Inc.(a)	108,182	805,956
Comstock Resources Inc.(a)	71,948	1,994,399
ConocoPhillips	1,429,570	70,177,591
Continental Resources Inc.(a)	5,349	238,672
Denbury Resources Inc.(a)	621,894	9,104,528
Devon Energy Corp.	696,020	42,401,538
Diamond Offshore Drilling Inc.	73,286	4,557,656
EQT Corp.	14,319	517,489
Exxon Mobil Corp.	643,155	36,704,856
Forest Oil Corp.(a)	63,830	1,746,389
Frontier Oil Corp.	161,233	2,168,584
Helmerich & Payne Inc.	147,559	5,388,855
Hess Corp.	453,433	22,825,817
Holly Corp.	20,784	552,439
Marathon Oil Corp.	808,671	25,141,581
Mariner Energy Inc.(a)(b)	146,764	3,152,491
Murphy Oil Corp.	263,011	13,032,195
Nabors Industries Ltd.(a)	268,338	4,728,116
Newfield Exploration Co.(a)	207,920	10,158,971
Noble Energy Inc.	271,788	16,396,970
Occidental Petroleum Corp.	1,007,701	77,744,132
Patterson-UTI Energy Inc.	235,681	3,033,214
Petrohawk Energy Corp.(a)	133,784	2,270,314
Pioneer Natural Resources Co.	180,637	10,738,870
Plains Exploration & Production Co.(a)	220,103	4,536,323
Pride International Inc.(a)	162,741	3,635,634
Quicksilver Resources Inc.(a)	168,224	1,850,464
Rowan Companies Inc.(a)	153,393	3,365,442
SandRidge Energy Inc.(a)(b)	227,949	1,328,943
SM Energy Co.	32,329	1,298,333
Sunoco Inc.	188,411	6,551,050
Tesoro Corp.	215,747	2,517,768
Unit Corp.(a)	63,473	2,576,369
Valero Energy Corp.	879,691	15,816,844
Whiting Petroleum Corp.(a)	74,057	5,807,550

		716,667,474
OIL & GAS SERVICES—1.05%
Baker Hughes Inc.	484,599	20,144,781
Cameron International Corp.(a)	164,225	5,340,597
Dresser-Rand Group Inc.(a)	11,105	350,363
Exterran Holdings Inc.(a)	86,270	2,226,629
National Oilwell Varco Inc.	651,428	21,542,724
Oceaneering International Inc.(a)	84,656	3,801,054
Oil States International Inc.(a)	73,949	2,926,901
SEACOR Holdings Inc.(a)	35,614	2,516,485
Smith International Inc.	387,236	14,579,435
Superior Energy Services Inc.(a)	114,979	2,146,658
Tidewater Inc.	81,328	3,149,020
Weatherford International Ltd.(a)	689,963	9,066,114

		87,790,761
PACKAGING & CONTAINERS—0.38%
Ball Corp.	114,308	6,038,892
Bemis Co. Inc.	170,839	4,612,653
Greif Inc. Class A	54,569	3,030,762
Owens-Illinois Inc.(a)	178,971	4,733,783
Packaging Corp. of America	158,220	3,484,004

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value Index Fund

June 30, 2010

Pactiv Corp.(a)	22,553	628,101
Sealed Air Corp.	249,660	4,923,295
Sonoco Products Co.	157,243	4,792,767

		32,244,257
PHARMACEUTICALS—6.39%
Abbott Laboratories	236,050	11,042,419
Bristol-Myers Squibb Co.	2,677,114	66,767,223
Cardinal Health Inc.	369,995	12,435,532
Cephalon Inc.(a)	117,694	6,679,134
Eli Lilly and Co.	1,219,089	40,839,481
Endo Pharmaceuticals Holdings Inc.(a)	182,429	3,980,601
Forest Laboratories Inc.(a)	471,023	12,920,161
King Pharmaceuticals Inc.(a)	391,781	2,973,618
Mead Johnson Nutrition Co. Class A	275,136	13,789,816
Merck & Co. Inc.	4,854,647	169,767,006
Mylan Inc.(a)	78,191	1,332,375
NBTY Inc.(a)	86,374	2,937,580
Omnicare Inc.	166,547	3,947,164
Pfizer Inc.	12,557,755	179,073,586
Watson Pharmaceuticals Inc.(a)	174,815	7,092,245

		535,577,941
PIPELINES—0.71%
El Paso Corp.	896,345	9,958,393
ONEOK Inc.	165,987	7,178,938
Questar Corp.	272,744	12,407,124
Spectra Energy Corp.	1,008,026	20,231,082
Williams Companies Inc. (The)	535,521	9,789,324

		59,564,861
REAL ESTATE—0.03%
Forest City Enterprises Inc. Class A(a)(b)	194,331	2,199,827
St. Joe Co. (The)(a)	12,770	295,753

		2,495,580
REAL ESTATE INVESTMENT TRUSTS—3.09%
Alexandria Real Estate Equities Inc.(b)	69,613	4,411,376
AMB Property Corp.	238,539	5,655,760
Annaly Capital Management Inc.(b)	870,733	14,933,071
Apartment Investment and Management Co. Class A	94,076	1,822,252
AvalonBay Communities Inc.	129,276	12,070,500
Boston Properties Inc.	216,395	15,437,619
Brandywine Realty Trust	207,786	2,233,700
BRE Properties Inc. Class A	100,142	3,698,244
Camden Property Trust	103,228	4,216,864
Chimera Investment Corp.	1,201,383	4,336,993
Corporate Office Properties Trust	92,581	3,495,859
Developers Diversified Realty Corp.	305,395	3,023,410
Digital Realty Trust Inc.	5,825	335,986
Douglas Emmett Inc.	191,981	2,729,970
Duke Realty Corp.	351,099	3,984,974
Equity Residential	412,138	17,161,426
Essex Property Trust Inc.	28,981	2,826,807
Federal Realty Investment Trust	38,892	2,732,941
General Growth Properties Inc.	66,808	885,874
HCP Inc.(b)	458,081	14,773,112
Health Care REIT Inc.	194,003	8,171,406
Hospitality Properties Trust(b)	193,094	4,074,283
Host Hotels & Resorts Inc.(b)	1,024,169	13,805,798
HRPT Properties Trust	406,174	2,522,341

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value Index Fund

June 30, 2010

Kimco Realty Corp.	632,017	8,494,308
Liberty Property Trust	177,174	5,111,470
Macerich Co. (The)	202,516	7,557,897
Mack-Cali Realty Corp.	124,494	3,701,207
Nationwide Health Properties Inc.	187,549	6,708,628
Piedmont Office Realty Trust Inc. Class A	78,908	1,477,947
ProLogis	697,122	7,061,846
Public Storage	19,784	1,739,211
Realty Income Corp.(b)	163,602	4,962,049
Regency Centers Corp.	127,910	4,400,104
Senior Housing Properties Trust	199,916	4,020,311
Simon Property Group Inc.	140,479	11,343,679
SL Green Realty Corp.	121,779	6,702,716
Taubman Centers Inc.	85,605	3,221,316
UDR Inc.	237,418	4,541,806
Ventas Inc.	178,181	8,365,598
Vornado Realty Trust(b)	228,773	16,688,990
Weingarten Realty Investors	184,461	3,513,982

		258,953,631
RETAIL—2.20%
Abercrombie & Fitch Co. Class A	33,661	1,033,056
American Eagle Outfitters Inc.	241,189	2,833,971
AutoNation Inc.(a)(b)	76,940	1,500,330
BJ’s Wholesale Club Inc.(a)	75,485	2,793,700
Brinker International Inc.	17,620	254,785
CVS Caremark Corp.	1,883,371	55,220,438
Foot Locker Inc.	239,932	3,027,942
GameStop Corp. Class A(a)	234,961	4,414,917
Gap Inc. (The)	80,564	1,567,775
J.C. Penney Co. Inc.	249,475	5,358,723
Kohl’s Corp.(a)	125,062	5,940,445
Lowe’s Companies Inc.	535,187	10,928,519
Macy’s Inc.	592,166	10,599,771
Office Depot Inc.(a)	375,295	1,516,192
RadioShack Corp.	192,624	3,758,094
Sears Holdings Corp.(a)(b)	71,035	4,592,413
Signet Jewelers Ltd.(a)	134,212	3,690,830
Wal-Mart Stores Inc.	1,257,978	60,471,002
Walgreen Co.	133,633	3,568,001
Wendy’s/Arby’s Group Inc. Class A	322,566	1,290,264

		184,361,168
SAVINGS & LOANS—0.43%
Capitol Federal Financial	27,610	915,548
First Niagara Financial Group Inc.	327,087	4,098,400
Hudson City Bancorp Inc.	676,245	8,277,239
New York Community Bancorp Inc.	678,126	10,354,984
People’s United Financial Inc.	579,918	7,828,893
TFS Financial Corp.	120,936	1,500,816
Washington Federal Inc.	177,170	2,866,610

		35,842,490
SEMICONDUCTORS—1.38%
Advanced Micro Devices Inc.(a)	570,053	4,172,788
Atmel Corp.(a)	81,667	392,002
Fairchild Semiconductor International Inc.(a)	190,117	1,598,884
Intel Corp.	2,737,054	53,235,700
International Rectifier Corp.(a)	107,587	2,002,194
Intersil Corp. Class A	122,971	1,489,179
KLA-Tencor Corp.	250,839	6,993,391
LSI Corp.(a)	1,021,397	4,698,426

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value Index Fund

June 30, 2010

MEMC Electronic Materials Inc.(a)	201,792	1,993,705
Micron Technology Inc.(a)(b)	1,334,474	11,329,684
National Semiconductor Corp.	30,584	411,661
Novellus Systems Inc.(a)	18,461	468,171
PMC-Sierra Inc.(a)	341,446	2,567,674
Texas Instruments Inc.	1,040,604	24,225,261

		115,578,720
SOFTWARE—1.49%
Activision Blizzard Inc.	592,286	6,213,080
Broadridge Financial Solutions Inc.	20,537	391,230
CA Inc.	114,589	2,108,438
Compuware Corp.(a)	155,985	1,244,760
Electronic Arts Inc.(a)	27,861	401,198
Emdeon Inc. Class A(a)	6,354	79,616
Fidelity National Information Services Inc.	517,118	13,869,105
Fiserv Inc.(a)	77,978	3,560,475
Microsoft Corp.	3,946,992	90,820,286
Novell Inc.(a)	533,586	3,030,768
Total System Services Inc.	252,546	3,434,626

		125,153,582
TELECOMMUNICATIONS—5.91%
Amdocs Ltd.(a)	232,309	6,237,497
AT&T Inc.	9,199,490	222,535,663
CenturyLink Inc.	467,322	15,566,496
Clearwire Corp. Class A(a)(b)	57,912	421,599
CommScope Inc.(a)	148,342	3,526,089
Corning Inc.	2,125,823	34,332,042
EchoStar Corp. Class A(a)	59,796	1,140,908
Frontier Communications Corp.(b)	294,061	2,090,774
Leap Wireless International Inc.(a)	91,632	1,189,383
Level 3 Communications Inc.(a)	1,607,782	1,752,482
MetroPCS Communications Inc.(a)	198,810	1,628,254
Motorola Inc.(a)	3,617,429	23,585,637
NII Holdings Inc.(a)	55,469	1,803,852
Qwest Communications International Inc.	2,706,424	14,208,726
Sprint Nextel Corp.(a)	4,579,843	19,418,534
Telephone and Data Systems Inc.	132,185	4,017,102
Tellabs Inc.	603,239	3,854,697
United States Cellular Corp.(a)	25,049	1,030,766
Verizon Communications Inc.	4,400,728	123,308,399
Virgin Media Inc.(b)	518,711	8,657,287
Windstream Corp.	435,066	4,594,297

		494,900,484
TEXTILES—0.10%
Cintas Corp.	208,553	4,999,016
Mohawk Industries Inc.(a)	77,412	3,542,373

		8,541,389
TOYS, GAMES & HOBBIES—0.06%
Mattel Inc.	240,481	5,088,578

		5,088,578
TRANSPORTATION—1.60%
Alexander & Baldwin Inc.	65,191	1,941,388
Con-way Inc.	75,478	2,265,849
CSX Corp.	605,075	30,029,872
FedEx Corp.	172,683	12,106,805

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 1000 Value Index Fund

June 30, 2010

Frontline Ltd.(b)	15,490	442,085
Kansas City Southern Industries Inc.(a)	66,521	2,418,038
Kirby Corp.(a)(b)	77,373	2,959,517
Norfolk Southern Corp.	576,017	30,557,702
Ryder System Inc.	39,773	1,600,068
Teekay Corp.	64,276	1,682,103
Union Pacific Corp.	689,394	47,919,777
UTi Worldwide Inc.	22,310	276,198

		134,199,402
TRUCKING & LEASING—0.02%
GATX Corp.	50,383	1,344,218

		1,344,218
WATER—0.11%
American Water Works Co. Inc.	273,940	5,643,164
Aqua America Inc.	215,126	3,803,428

		9,446,592

TOTAL COMMON STOCKS
(Cost: $10,095,623,207)		8,358,123,872

SHORT-TERM INVESTMENTS—2.09%

MONEY MARKET FUNDS—2.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	112,397,417	112,397,417
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(d)(e)	27,017,361	27,017,361
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	36,122,079	36,122,079

		175,536,857

TOTAL SHORT-TERM INVESTMENTS
(Cost: $175,536,857)		175,536,857

TOTAL INVESTMENTS IN SECURITIES—101.83%
(Cost: $10,271,160,064)		8,533,660,729
Other Assets, Less Liabilities—(1.83)%		(153,295,713)

NET ASSETS—100.00%		$8,380,365,016

NVS—Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Russell 2000 Index Fund

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.87%

ADVERTISING—0.17%
APAC Customer Services Inc.(a)	415,290	$2,367,153
Gaiam Inc. Class A	207,347	1,258,596
Harte-Hanks Inc.	505,230	5,279,653
inVentiv Health Inc.(a)	441,885	11,312,256
Marchex Inc. Class B	251,936	969,954

		21,187,612
AEROSPACE & DEFENSE—1.25%
AAR Corp.(a)	508,758	8,516,609
AeroVironment Inc.(a)(b)	215,742	4,688,074
Argon ST Inc.(a)	177,844	6,098,271
Curtiss-Wright Corp.	597,727	17,357,992
Ducommun Inc.	136,645	2,336,629
Esterline Technologies Corp.(a)	388,834	18,450,173
GenCorp Inc.(a)(b)	763,297	3,343,241
HEICO Corp.	382,589	13,742,597
Herley Industries Inc.(a)	177,076	2,525,104
Kaman Corp.	337,942	7,475,277
Kratos Defense & Security Solutions Inc.(a)	207,697	2,180,818
LMI Aerospace Inc.(a)	115,250	1,817,493
Moog Inc. Class A(a)	588,428	18,965,034
Orbital Sciences Corp.(a)	751,225	11,846,818
Teledyne Technologies Inc.(a)	472,212	18,217,939
Triumph Group Inc.	217,614	14,499,621

		152,061,690
AGRICULTURE—0.36%
Alico Inc.	46,548	1,069,673
Alliance One International Inc.(a)	1,161,520	4,135,011
Andersons Inc. (The)	239,870	7,817,363
Cadiz Inc.(a)(b)	158,559	1,913,807
Griffin Land & Nurseries Inc.	31,149	791,185
Limoneira Co.	105,888	2,304,123
Tejon Ranch Co.(a)(b)	170,858	3,943,403
Universal Corp.	314,996	12,499,041
Vector Group Ltd.(b)	563,259	9,474,016

		43,947,622
AIRLINES—0.74%
AirTran Holdings Inc.(a)(b)	1,763,171	8,551,379
Alaska Air Group Inc.(a)	464,173	20,864,576
Allegiant Travel Co.	198,084	8,456,206
Hawaiian Holdings Inc.(a)	674,940	3,489,440
JetBlue Airways Corp.(a)(b)	3,180,203	17,459,315
Pinnacle Airlines Corp.(a)	242,732	1,320,462
Republic Airways Holdings Inc.(a)(b)	446,919	2,730,675
SkyWest Inc.	729,150	8,910,213
US Airways Group Inc.(a)(b)	2,091,518	18,007,970

		89,790,236
APPAREL—1.96%
American Apparel Inc.(a)(b)	433,585	793,461
Carter’s Inc.(a)	770,812	20,233,815

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

Cherokee Inc.	100,313	1,715,352
Columbia Sportswear Co.	148,842	6,946,456
Crocs Inc.(a)	1,118,584	11,834,619
Deckers Outdoor Corp.(a)	167,472	23,926,725
Delta Apparel Inc.(a)	78,115	1,140,479
G-III Apparel Group Ltd.(a)	201,058	4,602,218
Gymboree Corp.(a)(b)	386,152	16,492,552
Iconix Brand Group Inc.(a)	940,934	13,521,222
Joe’s Jeans Inc.(a)	555,059	1,099,017
Jones Apparel Group Inc.	1,130,333	17,915,778
K-Swiss Inc. Class A(a)	341,497	3,835,011
Lacrosse Footwear Inc.	61,393	1,033,858
Liz Claiborne Inc.(a)(b)	1,231,975	5,198,934
Maidenform Brands Inc.(a)	298,844	6,084,464
Oxford Industries Inc.	180,231	3,772,235
Perry Ellis International Inc.(a)	131,299	2,652,240
Quiksilver Inc.(a)	1,689,377	6,250,695
R.G. Barry Corp.	110,333	1,216,973
SKECHERS U.S.A. Inc. Class A(a)	448,676	16,385,647
Steven Madden Ltd.(a)	319,715	10,077,417
Timberland Co. Class A(a)	539,380	8,710,987
True Religion Apparel Inc.(a)(b)	331,235	7,310,356
Unifi Inc.(a)	535,200	2,044,464
Volcom Inc.(a)(b)	251,797	4,675,870
Warnaco Group Inc. (The)(a)	576,315	20,828,024
Weyco Group Inc.	92,018	2,096,170
Wolverine World Wide Inc.	646,432	16,303,015

		238,698,054
AUTO MANUFACTURERS—0.08%
Force Protection Inc.(a)	916,238	3,756,576
Wabash National Corp.(a)	769,432	5,470,661

		9,227,237
AUTO PARTS & EQUIPMENT—0.94%
American Axle & Manufacturing Holdings Inc.(a)	782,148	5,733,145
Amerigon Inc. Class A(a)	282,266	2,083,123
ArvinMeritor Inc.(a)	1,226,256	16,063,954
ATC Technology Corp.(a)	262,009	4,223,585
Commercial Vehicle Group Inc.(a)	319,487	3,261,962
Cooper Tire & Rubber Co.	798,269	15,566,246
Dana Holding Corp.(a)	1,815,805	18,158,050
Dorman Products Inc.(a)	147,656	3,001,846
Douglas Dynamics Inc.(a)	150,045	1,725,518
Exide Technologies Inc.(a)	985,883	5,126,592
Fuel Systems Solutions Inc.(a)(b)	186,058	4,828,205
Miller Industries Inc.	130,883	1,762,994
Modine Manufacturing Co.(a)	603,136	4,632,084
Spartan Motors Inc.	428,272	1,798,742
Standard Motor Products Inc.	256,103	2,066,751
Superior Industries International Inc.	301,415	4,051,018
Tenneco Inc.(a)	778,624	16,397,821
Titan International Inc.(b)	460,104	4,587,237

		115,068,873
BANKS—6.28%
1st Source Corp.	199,313	3,372,376
1st United Bancorp Inc.(a)	285,967	2,104,717
Alliance Financial Corp.	60,927	1,693,771
American National Bankshares Inc.	79,870	1,708,419
Ameris Bancorp(a)	308,128	2,976,516

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

Ames National Corp.	106,386	2,078,782
Arrow Financial Corp.	122,502	2,829,796
BancFirst Corp.	91,500	3,338,835
Banco Latinoamericano de Comercio Exterior SA Class E	359,255	4,487,095
Bancorp Inc. (The)(a)	294,250	2,303,977
Bancorp Rhode Island Inc.	48,147	1,261,451
Bank Mutual Corp.	592,967	3,368,053
Bank of Marin Bancorp(b)	68,498	2,187,141
Bank of the Ozarks Inc.	170,317	6,041,144
Boston Private Financial Holdings Inc.	903,051	5,806,618
Bridge Bancorp Inc.(b)	82,038	1,991,883
Bryn Mawr Bank Corp.	111,287	1,867,396
Camden National Corp.	99,848	2,742,825
Capital City Bank Group Inc.(b)	153,757	1,903,512
Cardinal Financial Corp.	374,795	3,463,106
Cathay General Bancorp(b)	1,023,491	10,572,662
Center Financial Corp.(a)	463,438	2,386,706
CenterState Banks Inc.	288,649	2,912,468
Century Bancorp Inc. Class A	44,235	974,939
Chemical Financial Corp.	318,282	6,932,182
Citizens & Northern Corp.	158,055	1,691,189
Citizens Republic Bancorp Inc.(a)	5,141,934	4,370,644
City Holding Co.	205,730	5,735,752
CNB Financial Corp.(b)	113,568	1,246,977
CoBiz Financial Inc.	421,256	2,776,077
Columbia Banking System Inc.	512,091	9,350,782
Community Bank System Inc.	431,837	9,513,369
Community Trust Bancorp Inc.	178,256	4,474,226
CVB Financial Corp.	1,171,134	11,125,773
Eagle Bancorp Inc.(a)	214,478	2,526,551
Encore Bancshares Inc.(a)	104,953	1,037,985
Enterprise Financial Services Corp.(b)	193,938	1,869,562
F.N.B. Corp.	1,491,290	11,975,059
Financial Institutions Inc.	141,579	2,514,443
First Bancorp (North Carolina)	195,304	2,829,955
First BanCorp (Puerto Rico)(a)(b)	1,210,833	641,741
First Bancorp Inc. (Maine)	113,935	1,495,967
First Busey Corp.	682,381	3,091,186
First Commonwealth Financial Corp.	1,124,576	5,904,024
First Community Bancshares Inc.	205,792	3,023,084
First Financial Bancorp	754,097	11,273,750
First Financial Bankshares Inc.	271,767	13,069,275
First Financial Corp.	144,652	3,733,468
First Interstate BancSystem Inc.	161,884	2,546,435
First Merchants Corp.	332,830	2,822,398
First Midwest Bancorp Inc.	965,250	11,737,440
First of Long Island Corp. (The)	75,677	1,945,656
First South Bancorp Inc.(b)	106,558	1,130,580
FirstMerit Corp.	1,399,158	23,967,577
German American Bancorp Inc.	144,806	2,215,532
Glacier Bancorp Inc.	937,395	13,751,585
Great Southern Bancorp Inc.(b)	132,047	2,681,875
Green Bancshares Inc.(a)	154,301	1,970,424
Hancock Holding Co.	380,300	12,686,808
Hanmi Financial Corp.(a)	669,675	843,791
Heartland Financial USA Inc.(b)	170,411	2,944,702
Heritage Financial Corp.(a)	128,343	1,921,295
Home Bancshares Inc.	286,341	6,531,438
Hudson Valley Holding Corp.	155,366	3,592,062
IBERIABANK Corp.	348,750	17,953,650
Independent Bank Corp. (Massachusetts)	275,556	6,800,722
International Bancshares Corp.(b)	691,723	11,544,857
K-Fed Bancorp(b)	50,347	457,151
Lakeland Bancorp Inc.	266,402	2,269,745

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

Lakeland Financial Corp.	210,104	4,197,878
MainSource Financial Group Inc.	262,615	1,882,950
MB Financial Inc.	690,230	12,693,330
Merchants Bancshares Inc.	62,456	1,387,772
Metro Bancorp Inc.(a)	176,346	2,176,110
MidSouth Bancorp Inc.	97,849	1,249,532
MidWestOne Financial Group Inc.	90,114	1,394,965
Nara Bancorp Inc.(a)	495,156	4,174,165
National Bankshares Inc.(b)	90,395	2,190,271
National Penn Bancshares Inc.	1,642,715	9,872,717
NBT Bancorp Inc.	449,185	9,172,358
Northfield Bancorp Inc.	234,176	3,039,604
Old National Bancorp	1,136,161	11,770,628
OmniAmerican Bancorp Inc.(a)	153,994	1,738,592
Oriental Financial Group Inc.	430,792	5,453,827
Orrstown Financial Services Inc.	87,630	1,939,252
Pacific Continental Corp.	239,885	2,271,711
PacWest Bancorp	400,565	7,334,345
Park National Corp.	162,785	10,587,536
Peapack-Gladstone Financial Corp.	114,540	1,340,118
Penns Woods Bancorp Inc.(b)	49,996	1,520,878
Peoples Bancorp Inc.	137,151	1,988,689
Pinnacle Financial Partners Inc.(a)(b)	434,625	5,584,931
Porter Bancorp Inc.	38,766	489,227
PrivateBancorp Inc.	677,955	7,511,741
Prosperity Bancshares Inc.	604,847	21,018,433
Renasant Corp.	274,877	3,944,485
Republic Bancorp Inc. Class A	127,681	2,860,054
S&T Bancorp Inc.(b)	322,805	6,378,627
S.Y. Bancorp Inc.	154,472	3,549,767
Sandy Spring Bancorp Inc.	312,733	4,381,389
Santander BanCorp(a)	56,347	712,226
SCBT Financial Corp.	165,977	5,845,710
Sierra Bancorp(b)	124,328	1,429,772
Signature Bank(a)	530,486	20,163,773
Simmons First National Corp. Class A	224,151	5,886,205
Southside Bancshares Inc.	206,019	4,046,213
Southwest Bancorp Inc.	252,786	3,359,526
State Bancorp Inc.	217,070	2,062,165
Stellar One Corp.	297,745	3,802,204
Sterling Bancorp	349,960	3,149,640
Sterling Bancshares Inc.	1,195,361	5,630,150
Suffolk Bancorp	125,815	3,892,716
Susquehanna Bancshares Inc.	1,689,975	14,077,492
SVB Financial Group(a)	541,887	22,342,001
Taylor Capital Group Inc.(a)	125,099	1,618,781
Texas Capital Bancshares Inc.(a)	476,417	7,813,239
Tompkins Financial Corp.	103,070	3,890,892
Tower Bancorp Inc.(b)	73,335	1,605,303
TowneBank(b)	305,273	4,432,564
TriCo Bancshares	181,947	3,080,363
TrustCo Bank Corp. NY	1,002,184	5,612,230
Trustmark Corp.	832,508	17,332,817
UMB Financial Corp.	413,502	14,704,131
Umpqua Holdings Corp.	1,492,650	17,135,622
Union First Market Bankshares Corp.	232,608	2,851,774
United Bankshares Inc.(b)	506,075	12,115,435
United Community Banks Inc.(a)(b)	1,228,983	4,854,483
Univest Corp. of Pennsylvania	215,521	3,732,824
Virginia Commerce Bancorp Inc.(a)	262,098	1,638,113
Washington Banking Co.	199,565	2,552,436
Washington Trust Bancorp Inc.	184,043	3,136,093
Webster Financial Corp.	851,091	15,268,573
WesBanco Inc.	300,672	5,066,323

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

West Bancorporation Inc.(a)	203,414	1,385,249
West Coast Bancorp	1,245,855	3,176,930
Westamerica Bancorporation(b)	380,462	19,981,864
Western Alliance Bancorporation(a)(b)	766,941	5,498,967
Whitney Holding Corp.	1,257,691	11,633,642
Wilshire Bancorp Inc.	254,017	2,222,649
Wintrust Financial Corp.	405,039	13,504,000

		766,233,904
BEVERAGES—0.16%
Boston Beer Co. Inc. Class A(a)	112,674	7,599,861
Coca-Cola Bottling Co. Consolidated	54,830	2,627,454
Farmer Bros. Co.	88,128	1,329,851
National Beverage Corp.	145,264	1,783,842
Peet’s Coffee & Tea Inc.(a)	152,948	6,006,268

		19,347,276
BIOTECHNOLOGY—2.05%
Acorda Therapeutics Inc.(a)	504,913	15,707,843
Affymax Inc.(a)	268,536	1,605,845
Affymetrix Inc.(a)	923,511	5,448,715
AMAG Pharmaceuticals Inc.(a)	273,870	9,407,434
Arena Pharmaceuticals Inc.(a)(b)	1,319,782	4,051,731
ARIAD Pharmaceuticals Inc.(a)	1,443,711	4,071,265
ArQule Inc.(a)	541,377	2,327,921
AspenBio Pharma Inc.(a)	468,605	459,233
AVEO Pharmaceuticals Inc.(a)	121,345	857,909
BioCryst Pharmaceuticals Inc.(a)(b)	376,979	2,227,946
BioMimetic Therapeutics Inc.(a)(b)	187,142	2,081,019
BioSante Pharmaceuticals Inc.(a)	831,844	1,464,045
Biotime Inc.(a)	277,891	1,711,809
Cambrex Corp.(a)	381,915	1,203,032
Celera Corp.(a)	1,068,809	7,000,699
Celldex Therapeutics Inc.(a)(b)	414,962	1,892,227
CryoLife Inc.(a)	373,323	2,012,211
Curis Inc.(a)(b)	987,833	1,373,088
Cytokinetics Inc.(a)	606,475	1,437,346
Cytori Therapeutics Inc.(a)(b)	535,606	1,863,909
CytRx Corp.(a)	1,426,862	1,098,684
Enzo Biochem Inc.(a)	434,020	1,766,461
Enzon Pharmaceuticals Inc.(a)(b)	645,637	6,876,034
Exact Sciences Corp.(a)	463,853	2,040,953
Exelixis Inc.(a)	1,416,125	4,913,954
Genomic Health Inc.(a)(b)	182,376	2,358,122
Geron Corp.(a)(b)	1,279,925	6,425,223
Halozyme Therapeutics Inc.(a)	935,815	6,588,138
ImmunoGen Inc.(a)(b)	883,392	8,189,044
Immunomedics Inc.(a)(b)	851,613	2,631,484
Incyte Corp.(a)(b)	1,146,380	12,690,427
Inhibitex Inc.(a)	642,415	1,638,158
Inovio Pharmaceuticals Inc.(a)	1,048,432	1,069,401
Integra LifeSciences Holdings Corp.(a)	274,142	10,143,254
InterMune Inc.(a)	592,789	5,542,577
Lexicon Pharmaceuticals Inc.(a)	2,579,878	3,302,244
Martek Biosciences Corp.(a)(b)	434,190	10,294,645
Maxygen Inc.(a)	405,593	2,242,929
Micromet Inc.(a)(b)	1,054,104	6,577,609
Momenta Pharmaceuticals Inc.(a)	524,285	6,427,734
Nanosphere Inc.(a)	222,618	970,614
Nektar Therapeutics(a)	1,226,270	14,837,867
Neuralstem Inc.(a)	551,806	1,379,515
Novavax Inc.(a)(b)	1,104,423	2,396,598

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

Nymox Pharmaceutical Corp.(a)	242,345	756,116
Omeros Corp.(a)(b)	244,850	1,816,787
Optimer Pharmaceuticals Inc.(a)(b)	433,182	4,015,597
Orexigen Therapeutics Inc.(a)(b)	396,603	1,665,733
PDL BioPharma Inc.	1,560,053	8,767,498
Peregrine Pharmaceuticals Inc.(a)	671,892	1,444,568
RTI Biologics Inc.(a)	715,006	2,094,968
Sangamo BioSciences Inc.(a)(b)	588,806	2,184,470
Savient Pharmaceuticals Inc.(a)	879,888	11,086,589
Seattle Genetics Inc.(a)	1,089,633	13,064,700
Sequenom Inc.(a)(b)	811,034	4,793,211
StemCells Inc.(a)(b)	1,561,233	1,467,559
SuperGen Inc.(a)	734,343	1,483,373
Transcept Pharmaceuticals Inc.(a)	70,093	583,875
Vical Inc.(a)(b)	733,384	2,273,490
ZIOPHARM Oncology Inc.(a)	637,513	2,027,291

		250,132,721
BUILDING MATERIALS—0.62%
AAON Inc.	161,193	3,757,409
American DG Energy Inc.(a)	246,068	765,271
Apogee Enterprises Inc.	366,072	3,964,560
Broadwind Energy Inc.(a)(b)	1,207,978	3,382,338
Builders FirstSource Inc.(a)(b)	592,439	1,421,854
Comfort Systems USA Inc.	495,653	4,788,008
Drew Industries Inc.(a)	248,342	5,016,508
Interline Brands Inc.(a)	430,058	7,435,703
LSI Industries Inc.	247,506	1,207,829
NCI Building Systems Inc.(a)	234,295	1,961,049
PGT Inc.(a)	251,488	646,324
Quanex Building Products Corp.	493,475	8,532,183
Simpson Manufacturing Co. Inc.	513,183	12,598,643
Texas Industries Inc.	271,132	8,009,239
Trex Co. Inc.(a)(b)	201,622	4,050,586
Universal Forest Products Inc.	252,409	7,650,517

		75,188,021
CHEMICALS—2.00%
A. Schulman Inc.	410,610	7,785,166
Aceto Corp.	331,769	1,901,036
American Vanguard Corp.	265,498	2,105,399
Arch Chemicals Inc.	294,624	9,056,742
Balchem Corp.	367,599	9,189,975
Codexis Inc.(a)	79,878	699,731
Ferro Corp.(a)	1,122,795	8,274,999
Georgia Gulf Corp.(a)	439,783	5,866,705
H.B. Fuller Co.	637,530	12,106,695
Hawkins Inc.(b)	113,039	2,721,979
Innophos Holdings Inc.	279,217	7,281,979
KMG Chemicals Inc.	79,970	1,148,369
Kraton Performance Polymers Inc.(a)	146,427	2,751,363
Landec Corp.(a)	342,139	2,015,199
Minerals Technologies Inc.	245,053	11,649,820
NewMarket Corp.	134,704	11,762,353
NL Industries Inc.	88,933	542,491
Olin Corp.	1,023,007	18,506,197
OM Group Inc.(a)	402,346	9,599,975
OMNOVA Solutions Inc.(a)	582,311	4,547,849
PolyOne Corp.(a)	1,209,059	10,180,277
Quaker Chemical Corp.	145,511	3,941,893
Rockwood Holdings Inc.(a)	679,356	15,414,588
Sensient Technologies Corp.	641,892	16,644,259

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

Solutia Inc.(a)	1,574,988	20,632,343
Spartech Corp.(a)	402,433	4,124,938
Stepan Co.	101,697	6,959,126
Symyx Technologies Inc.(a)	455,476	2,281,935
TPC Group Inc.(a)	103,186	1,712,888
W.R. Grace & Co.(a)	943,183	19,844,570
Westlake Chemical Corp.	256,187	4,757,393
Zep Inc.	282,813	4,932,259
Zoltek Companies Inc.(a)(b)	362,043	3,066,504

		244,006,995
COAL—0.26%
Cloud Peak Energy Inc.(a)(b)	410,908	5,448,640
Hallador Energy Co.(a)	49,784	445,567
International Coal Group Inc.(a)(b)	1,711,169	6,588,001
James River Coal Co.(a)	362,285	5,767,577
L&L Energy Inc.(a)	215,599	1,854,151
Patriot Coal Corp.(a)(b)	1,018,804	11,970,947

		32,074,883
COMMERCIAL SERVICES—5.99%
ABM Industries Inc.	676,840	14,179,798
Accretive Health Inc.(a)	151,753	2,007,692
Administaff Inc.	283,845	6,857,695
Advance America Cash Advance Centers Inc.	717,392	2,962,829
Advisory Board Co. (The)(a)	201,493	8,656,139
Albany Molecular Research Inc.(a)	307,863	1,591,652
American Public Education Inc.(a)	239,273	10,456,230
AMN Healthcare Services Inc.(a)	427,388	3,196,862
Arbitron Inc.	346,971	8,892,867
Avis Budget Group Inc.(a)	1,338,282	13,141,929
Barrett Business Services Inc.	101,415	1,257,546
Bowne & Co. Inc.	523,029	5,868,385
Bridgepoint Education Inc.(a)(b)	254,188	4,018,712
Capella Education Co.(a)(b)	217,423	17,687,361
Cardtronics Inc.(a)	351,566	4,556,295
Cass Information Systems Inc.	109,798	3,760,581
CBIZ Inc.(a)	574,735	3,655,315
CDI Corp.	163,720	2,542,572
Cenveo Inc.(a)	717,674	3,932,853
Chemed Corp.	297,628	16,262,394
Coinstar Inc.(a)(b)	411,285	17,672,916
Compass Diversified Holdings	431,446	5,785,691
Consolidated Graphics Inc.(a)	121,536	5,255,217
Corinthian Colleges Inc.(a)(b)	1,148,965	11,317,305
Cornell Companies Inc.(a)	148,885	4,000,540
Corporate Executive Board Co. (The)	446,601	11,732,208
CorVel Corp.(a)	90,776	3,067,321
CoStar Group Inc.(a)(b)	269,724	10,465,291
CPI Corp.	68,419	1,533,954
CRA International Inc.(a)	143,860	2,708,884
Cross Country Healthcare Inc.(a)	402,720	3,620,453
Deluxe Corp.	669,199	12,547,481
Diamond Management & Technology Consultants Inc.	302,947	3,123,384
Dollar Financial Corp.(a)	316,538	6,264,287
Dollar Thrifty Automotive Group Inc.(a)	373,360	15,908,870
DynCorp International Inc.(a)	201,785	3,535,273
Electro Rent Corp.	215,127	2,751,474
Euronet Worldwide Inc.(a)(b)	639,154	8,174,780
ExlService Holdings Inc.(a)	198,164	3,402,476
Exponent Inc.(a)	180,776	5,914,991
Forrester Research Inc.(a)	190,106	5,752,608

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

Franklin Covey Co.(a)(b)	171,436	1,114,334
GEO Group Inc. (The)(a)	641,276	13,306,477
Global Cash Access Inc.(a)	657,694	4,741,974
Grand Canyon Education Inc.(a)(b)	404,028	9,466,376
Great Lakes Dredge & Dock Corp.	763,872	4,583,232
H&E Equipment Services Inc.(a)	361,238	2,705,673
Hackett Group Inc. (The)(a)	372,256	1,046,039
Healthcare Services Group Inc.	570,782	10,816,319
HealthSpring Inc.(a)	755,468	11,717,309
Heartland Payment Systems Inc.	493,159	7,318,480
Heidrick & Struggles International Inc.	227,838	5,199,263
Hill International Inc.(a)	337,505	1,370,270
HMS Holdings Corp.(a)	352,204	19,096,501
Hudson Highland Group Inc.(a)	419,719	1,846,764
Huron Consulting Group Inc.(a)	287,144	5,573,465
ICF International Inc.(a)	223,105	5,338,903
K12 Inc.(a)(b)	326,830	7,249,089
Kelly Services Inc. Class A(a)	344,814	5,127,384
Kendle International Inc.(a)	194,257	2,237,841
Kenexa Corp.(a)	294,585	3,535,020
Kforce Inc.(a)	400,902	5,111,500
Korn/Ferry International(a)	599,896	8,338,554
Landauer Inc.	122,376	7,450,251
Learning Tree International Inc.(a)	80,255	870,767
LECG Corp.(a)	336,795	875,667
Lincoln Educational Services Corp.(a)	214,338	4,413,219
Live Nation Entertainment Inc.(a)	1,825,121	19,072,514
Mac-Gray Corp.	151,112	1,683,388
MAXIMUS Inc.	227,664	13,174,916
McGrath RentCorp	311,801	7,102,827
Medifast Inc.(a)(b)	176,085	4,562,362
MedQuist Inc.	147,771	1,168,869
Michael Baker Corp.(a)	102,709	3,584,544
Midas Inc.(a)	186,102	1,427,402
Monro Muffler Brake Inc.	258,787	10,229,850
Multi-Color Corp.	135,547	1,388,001
National American University Holdings Inc.	101,973	888,185
National Research Corp.	23,143	557,978
Navigant Consulting Inc.(a)	659,466	6,845,257
On Assignment Inc.(a)	474,806	2,388,274
PAREXEL International Corp.(a)	756,703	16,405,321
PDI Inc.(a)	116,045	960,853
PHH Corp.(a)	722,428	13,755,029
Pre-Paid Legal Services Inc.(a)(b)	97,896	4,453,289
Princeton Review Inc. (The)(a)	243,541	565,015
Prospect Medical Holdings Inc.(a)	125,375	758,519
Providence Service Corp. (The)(a)	168,713	2,361,982
Rent-A-Center Inc.(a)	853,281	17,287,473
Resources Connection Inc.(a)	604,086	8,215,570
Rollins Inc.	559,403	11,574,048
RSC Holdings Inc.(a)(b)	641,785	3,959,813
Rural/Metro Corp.(a)	249,326	2,029,514
Saba Software Inc.(a)(b)	365,673	1,883,216
Senomyx Inc.(a)	504,049	1,910,346
SFN Group Inc.(a)	676,864	3,695,677
Sotheby’s	869,984	19,896,534
Standard Parking Corp.(a)	202,344	3,203,105
Steiner Leisure Ltd.(a)	193,432	7,435,526
Stewart Enterprises Inc. Class A	1,061,021	5,740,124
SuccessFactors Inc.(a)	815,828	16,961,064
Team Health Holdings Inc.(a)	199,856	2,582,140
Team Inc.(a)	246,144	3,212,179
TeleTech Holdings Inc.(a)	393,583	5,073,285
TNS Inc.(a)	339,931	5,928,397

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

Transcend Services Inc.(a)	119,233	1,609,645
TrueBlue Inc.(a)	574,621	6,430,009
United Rentals Inc.(a)	787,968	7,343,862
Universal Technical Institute Inc.(a)	274,556	6,490,504
Valassis Communications Inc.(a)	646,741	20,514,624
Viad Corp.	267,832	4,727,235
VirnetX Holding Corp.	423,817	2,508,997
Volt Information Sciences Inc.(a)	195,735	1,644,174
Wright Express Corp.(a)	505,612	15,016,676

		730,679,894
COMPUTERS—2.57%
3D Systems Corp.(a)(b)	237,507	2,980,713
3PAR Inc.(a)(b)	508,481	4,733,958
Agilysys Inc.	231,682	1,549,953
CACI International Inc. Class A(a)	394,112	16,741,878
CIBER Inc.(a)	812,528	2,250,703
Compellent Technologies Inc.(a)	303,976	3,684,189
Computer Task Group Inc.(a)	193,019	1,246,903
Cray Inc.(a)	463,151	2,584,383
Digimarc Corp.(a)	88,148	1,652,775
Echelon Corp.(a)(b)	430,414	3,154,935
Electronics For Imaging Inc.(a)	590,530	5,757,667
Fortinet Inc.(a)(b)	516,266	8,487,413
Furmanite Corp.(a)	475,754	1,888,743
Hutchinson Technology Inc.(a)	305,403	1,322,395
iGATE Corp.	308,691	3,957,419
Imation Corp.(a)	388,215	3,567,696
Immersion Corp.(a)	363,649	1,840,064
Insight Enterprises Inc.(a)	602,601	7,930,229
Integral Systems Inc.(a)	227,955	1,447,514
Isilon Systems Inc.(a)	348,053	4,469,000
Jack Henry & Associates Inc.	1,108,344	26,467,255
Limelight Networks Inc.(a)	536,902	2,357,000
LivePerson Inc.(a)	578,481	3,968,380
Magma Design Automation Inc.(a)	676,672	1,921,748
Manhattan Associates Inc.(a)	296,006	8,154,965
Maxwell Technologies Inc.(a)(b)	344,647	3,928,976
Mentor Graphics Corp.(a)	1,390,773	12,308,341
Mercury Computer Systems Inc.(a)	308,937	3,623,831
MTS Systems Corp.	213,110	6,180,190
NCI Inc. Class A(a)	85,994	1,941,745
Netezza Corp.(a)	664,404	9,089,047
NetScout Systems Inc.(a)	398,783	5,670,694
Palm Inc.(a)	2,185,507	12,435,535
Quantum Corp.(a)	2,794,922	5,254,453
Radiant Systems Inc.(a)	377,401	5,457,218
RadiSys Corp.(a)	314,040	2,989,661
Rimage Corp.(a)	123,638	1,957,190
Riverbed Technology Inc.(a)(b)	818,714	22,612,881
Sigma Designs Inc.(a)(b)	405,689	4,060,947
Silicon Graphics International Corp.(a)	400,280	2,833,982
SMART Modular Technologies (WWH) Inc.(a)	685,475	4,010,029
Spansion Inc.(a)	169,275	2,760,875
SRA International Inc. Class A(a)	559,610	11,007,529
STEC Inc.(a)(b)	531,191	6,671,759
Stratasys Inc.(a)(b)	267,493	6,569,628
Stream Global Services Inc.(a)	59,301	332,086
Super Micro Computer Inc.(a)	317,430	4,285,305
Sykes Enterprises Inc.(a)	538,195	7,658,515
Synaptics Inc.(a)(b)	441,537	12,142,267
Syntel Inc.	171,704	5,829,351
Tier Technologies Inc. Class B(a)	180,228	1,095,786

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

Tyler Technologies Inc.(a)	403,449	6,261,528
Unisys Corp.(a)	555,005	10,262,042
Virtusa Corp.(a)	176,774	1,649,301
Wave Systems Corp. Class A(a)	1,044,764	3,385,035
Xyratex Ltd.(a)	393,034	5,561,431

		313,945,036
COSMETICS & PERSONAL CARE—0.07%
Elizabeth Arden Inc.(a)	316,624	4,597,380
Inter Parfums Inc.	185,499	2,639,651
Revlon Inc. Class A(a)(b)	139,436	1,556,106

		8,793,137
DISTRIBUTION & WHOLESALE—1.01%
Beacon Roofing Supply Inc.(a)	593,742	10,699,231
BlueLinx Holdings Inc.(a)(b)	143,080	376,300
BMP Sunstone Corp.(a)(b)	361,272	1,860,551
Brightpoint Inc.(a)	918,666	6,430,662
Chindex International Inc.(a)	178,923	2,241,905
Core-Mark Holding Co. Inc.(a)	139,617	3,825,506
Houston Wire & Cable Co.(b)	231,248	2,509,041
MWI Veterinary Supply Inc.(a)	160,103	8,046,777
Owens & Minor Inc.	818,988	23,242,879
Pool Corp.	645,843	14,156,879
Rentrak Corp.(a)	121,981	2,967,798
ScanSource Inc.(a)	349,982	8,725,051
United Stationers Inc.(a)	313,770	17,091,052
Watsco Inc.	361,244	20,923,252

		123,096,884
DIVERSIFIED FINANCIAL SERVICES—1.81%
Artio Global Investors Inc. Class A	361,891	5,696,164
Asset Acceptance Capital Corp.(a)(b)	196,127	811,966
Asta Funding Inc.	138,124	1,363,284
BGC Partners Inc. Class A	743,952	3,801,595
Calamos Asset Management Inc. Class A	251,139	2,330,570
California First National Bancorp	24,251	299,257
Cohen & Steers Inc.(b)	227,729	4,723,100
CompuCredit Holdings Corp.(b)	200,819	795,243
Cowen Group Inc. Class A(a)	472,823	1,938,574
Credit Acceptance Corp.(a)	82,944	4,045,179
Diamond Hill Investment Group Inc.	31,438	1,782,220
Doral Financial Corp.(a)(b)	246,838	602,285
Duff & Phelps Corp. Class A	355,739	4,492,984
Encore Capital Group Inc.(a)	181,765	3,746,177
Epoch Holding Corp.	172,207	2,112,980
Evercore Partners Inc. Class A	204,146	4,766,809
FBR Capital Markets Corp.(a)	686,104	2,284,726
Federal Agricultural Mortgage Corp.	125,965	1,767,289
Financial Engines Inc.(a)	168,409	2,290,362
First Marblehead Corp. (The)(a)(b)	722,128	1,697,001
GAMCO Investors Inc. Class A	90,335	3,360,462
GFI Group Inc.	865,835	4,831,359
Gleacher & Co. Inc.(a)	1,015,788	2,590,259
International Assets Holding Corp.(a)(b)	165,881	2,654,096
Investment Technology Group Inc.(a)	568,207	9,125,404
JMP Group Inc.	194,389	1,203,268
KBW Inc.(a)(b)	462,494	9,915,871
Knight Capital Group Inc. Class A(a)	1,225,537	16,900,155
LaBranche & Co. Inc.(a)	484,773	2,074,829
Ladenburg Thalmann Financial Services Inc.(a)	1,190,894	1,488,618

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

MarketAxess Holdings Inc.	360,332	4,968,978
Marlin Business Services Corp.(a)	111,921	1,353,125
MF Global Holdings Ltd.(a)(b)	1,127,526	6,438,174
National Financial Partners Corp.(a)(b)	556,559	5,437,581
Nelnet Inc. Class A	344,216	6,636,485
NewStar Financial Inc.(a)	361,878	2,301,544
Ocwen Financial Corp.(a)	967,879	9,862,687
Oppenheimer Holdings Inc. Class A	131,072	3,139,174
optionsXpress Holdings Inc.(a)	550,649	8,667,215
Penson Worldwide Inc.(a)(b)	266,991	1,505,829
Piper Jaffray Companies(a)	224,633	7,237,675
Portfolio Recovery Associates Inc.(a)(b)	221,222	14,773,205
Pzena Investment Management Inc. Class A(b)	97,670	622,158
Rodman & Renshaw Capital Group Inc.(a)	208,966	597,643
Sanders Morris Harris Group Inc.	271,717	1,508,029
Stifel Financial Corp.(a)	402,444	17,462,045
Student Loan Corp. (The)	52,279	1,258,878
SWS Group Inc.	372,991	3,543,415
Teton Advisors Inc. Class B(c)	1,397	12,573
Thomas Weisel Partners Group Inc.(a)	295,709	1,741,726
TradeStation Group Inc.(a)	532,937	3,597,325
Virtus Investment Partners Inc.(a)	66,381	1,242,652
Westwood Holdings Group Inc.	75,877	2,667,077
World Acceptance Corp.(a)(b)	213,921	8,195,314

		220,262,593
ELECTRIC—1.81%
ALLETE Inc.	405,305	13,877,643
Avista Corp.	715,683	13,977,289
Black Hills Corp.	510,650	14,538,206
Central Vermont Public Service Corp.	156,326	3,085,875
CH Energy Group Inc.	206,117	8,088,031
Cleco Corp.	787,323	20,793,200
Dynegy Inc.(a)	1,337,148	5,148,020
El Paso Electric Co.(a)	570,457	11,038,343
Empire District Electric Co. (The)	523,417	9,824,537
EnerNOC Inc.(a)(b)	256,861	8,075,710
IDACORP Inc.	624,124	20,764,606
MGE Energy Inc.	301,414	10,862,961
NorthWestern Corp.	471,605	12,356,051
Otter Tail Corp.	468,431	9,054,771
Pike Electric Corp.(a)	213,810	2,014,090
PNM Resources Inc.	1,129,818	12,631,365
Portland General Electric Co.	981,211	17,985,598
UIL Holdings Corp.	390,942	9,785,278
UniSource Energy Corp.	469,782	14,178,021
Unitil Corp.	141,618	2,961,232

		221,040,827
ELECTRICAL COMPONENTS & EQUIPMENT—1.15%
A123 Systems Inc.(a)	946,956	8,929,795
Advanced Battery Technologies Inc.(a)(b)	770,774	2,528,139
Advanced Energy Industries Inc.(a)	474,623	5,833,117
American Superconductor Corp.(a)(b)	581,352	15,516,285
Belden Inc.	609,439	13,407,658
Capstone Turbine Corp.(a)	3,137,751	3,074,996
Coleman Cable Inc.(a)	103,926	586,143
Encore Wire Corp.	241,544	4,393,685
Energy Conversion Devices Inc.(a)(b)	596,733	2,446,605
EnerSys Inc.(a)	629,309	13,448,333
Generac Holdings Inc.(a)	252,009	3,530,646
GrafTech International Ltd.(a)	1,563,230	22,854,423

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

Graham Corp.	128,483	1,925,960
Greatbatch Inc.(a)	302,765	6,754,687
Insteel Industries Inc.	229,237	2,663,734
Littelfuse Inc.(a)	285,691	9,030,692
Powell Industries Inc.(a)	115,267	3,151,400
Power-One Inc.(a)(b)	757,170	5,110,897
PowerSecure International Inc.(a)	237,985	2,163,284
SatCon Technology Corp.(a)	930,839	2,662,200
Universal Display Corp.(a)(b)	392,766	7,061,933
Vicor Corp.(a)	254,359	3,176,944

		140,251,556
ELECTRONICS—2.49%
American Science and Engineering Inc.	117,324	8,941,262
Analogic Corp.	168,044	7,647,682
Applied Energetics Inc.(a)	1,013,331	1,043,731
Badger Meter Inc.	195,317	7,556,815
Ballantyne Strong Inc.(a)	185,369	1,342,072
Bel Fuse Inc. Class B	135,749	2,241,216
Bell Microproducts Inc.(a)	423,318	2,954,760
Benchmark Electronics Inc.(a)	821,760	13,024,896
Brady Corp. Class A	632,943	15,772,940
Checkpoint Systems Inc.(a)	514,792	8,936,789
Cogent Inc.(a)	684,667	6,168,850
Coherent Inc.(a)	329,432	11,299,518
CTS Corp.	443,024	4,093,542
Cubic Corp.	205,312	7,469,251
Cymer Inc.(a)	392,171	11,780,817
Daktronics Inc.	440,929	3,306,967
DDi Corp.	172,540	1,299,226
Dionex Corp.(a)	228,445	17,010,015
Electro Scientific Industries Inc.(a)	360,608	4,817,723
FARO Technologies Inc.(a)	210,351	3,935,667
FEI Co.(a)	495,397	9,764,275
ICx Technologies Inc.(a)	158,721	1,158,663
II-VI Inc.(a)	326,982	9,688,477
Keithley Instruments Inc.	146,828	1,296,491
L-1 Identity Solutions Inc.(a)	1,001,462	8,201,974
LaBarge Inc.(a)	162,172	1,850,382
Measurement Specialties Inc.(a)	189,287	2,593,232
Methode Electronics Inc.	485,387	4,727,669
Multi-Fineline Electronix Inc.(a)	136,540	3,408,038
NVE Corp.(a)	61,020	2,656,201
OSI Systems Inc.(a)	211,310	5,868,079
OYO Geospace Corp.(a)	53,314	2,584,663
Park Electrochemical Corp.	268,137	6,545,224
Plexus Corp.(a)	526,153	14,069,331
Rofin-Sinar Technologies Inc.(a)	416,534	8,672,238
Rogers Corp.(a)	205,678	5,711,678
Sanmina-SCI Corp.(a)	1,036,439	14,105,935
Sonic Solutions Inc.(a)	332,793	2,778,822
Spectrum Control Inc.(a)	166,181	2,323,210
SRS Labs Inc.(a)	153,809	1,407,352
Stoneridge Inc.(a)	199,751	1,516,110
Taser International Inc.(a)(b)	815,996	3,182,384
Technitrol Inc.	537,392	1,698,159
TTM Technologies Inc.(a)	1,043,329	9,911,625
UQM Technologies Inc.(a)	470,739	1,595,805
Viasystems Group Inc.(a)	56,198	830,044
Watts Water Technologies Inc. Class A	382,039	10,949,238
Woodward Governor Co.	790,814	20,189,481
X-Rite Inc.(a)	436,354	1,610,146

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

Zygo Corp.(a)	228,042	1,849,421

		303,388,086
ENERGY - ALTERNATE SOURCES—0.23%
Clean Energy Fuels Corp.(a)(b)	522,226	7,802,056
Comverge Inc.(a)(b)	328,088	2,939,668
Ener1 Inc.(a)(b)	795,504	2,688,804
Evergreen Solar Inc.(a)(b)	2,512,939	1,713,824
FuelCell Energy Inc.(a)(b)	961,049	1,134,038
Green Plains Renewable Energy Inc.(a)	209,162	2,137,636
GT Solar International Inc.(a)(b)	814,174	4,559,374
Headwaters Inc.(a)	787,252	2,235,796
Hoku Corp.(a)	224,127	748,584
MGP Ingredients Inc.(a)	143,477	951,253
Syntroleum Corp.(a)(b)	905,160	1,484,462

		28,395,495
ENGINEERING & CONSTRUCTION—0.66%
Argan Inc.(a)	101,176	1,055,266
Dycom Industries Inc.(a)	503,998	4,309,183
EMCOR Group Inc.(a)	860,170	19,930,139
Granite Construction Inc.	454,808	10,724,373
Insituform Technologies Inc. Class A(a)	511,500	10,475,520
Layne Christensen Co.(a)	254,991	6,188,631
Mistras Group Inc.(a)	188,347	2,019,080
MYR Group Inc.(a)	259,421	4,329,736
Orion Marine Group Inc.(a)	350,333	4,974,729
Stanley Inc.(a)	182,106	6,807,122
Sterling Construction Co. Inc.(a)	209,884	2,715,899
Tutor Perini Corp.(a)	347,995	5,734,957
VSE Corp.	54,061	1,720,221

		80,984,856
ENTERTAINMENT—0.68%
Ascent Media Corp. Class A(a)	186,445	4,709,601
Bluegreen Corp.(a)	187,619	564,733
Carmike Cinemas Inc.(a)(b)	132,084	800,429
Churchill Downs Inc.	147,869	4,850,103
Cinemark Holdings Inc.	742,075	9,758,286
Empire Resorts Inc.(a)	332,369	541,761
Isle of Capri Casinos Inc.(a)(b)	204,566	1,894,281
Lions Gate Entertainment Corp.(a)	886,035	6,184,524
National CineMedia Inc.	562,389	9,369,401
Pinnacle Entertainment Inc.(a)	789,158	7,465,435
Scientific Games Corp. Class A(a)	847,975	7,801,370
Shuffle Master Inc.(a)	698,542	5,595,321
Speedway Motorsports Inc.	161,787	2,193,832
Steinway Musical Instruments Inc.(a)	74,140	1,318,951
Vail Resorts Inc.(a)(b)	470,025	16,408,573
Warner Music Group Corp.(a)	583,549	2,836,048

		82,292,649
ENVIRONMENTAL CONTROL—0.71%
Calgon Carbon Corp.(a)(b)	732,293	9,695,559
Casella Waste Systems Inc. Class A(a)	326,055	1,245,530
Clean Harbors Inc.(a)	299,371	19,881,228
Darling International Inc.(a)	1,074,770	8,071,523
Energy Recovery Inc.(a)(b)	535,917	2,143,668
EnergySolutions Inc.	1,154,206	5,874,909
Fuel Tech Inc.(a)(b)	233,053	1,472,895

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

Met-Pro Corp.	189,244	2,036,265
Metalico Inc.(a)(b)	489,918	1,949,874
Mine Safety Appliances Co.	345,913	8,571,724
Rentech Inc.(a)	2,814,170	2,786,028
Tetra Tech Inc.(a)	799,927	15,686,569
US Ecology Inc.	237,703	3,463,333
Waste Services Inc.(a)	352,784	4,113,461

		86,992,566
FOOD—1.80%
American Italian Pasta Co. Class A(a)	283,629	14,995,465
Arden Group Inc. Class A	15,624	1,372,881
B&G Foods Inc. Class A	620,752	6,691,707
Bridgford Foods Corp.	23,431	328,034
Cal-Maine Foods Inc.(b)	183,629	5,863,274
Calavo Growers Inc.	143,296	2,573,596
Chiquita Brands International Inc.(a)	585,054	7,108,406
Diamond Foods Inc.	284,321	11,685,593
Dole Food Co. Inc.(a)(b)	468,163	4,882,940
Fresh Del Monte Produce Inc.(a)	517,118	10,466,468
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	416,151	1,622,989
Hain Celestial Group Inc.(a)	533,788	10,766,504
Imperial Sugar Co.	158,631	1,602,173
Ingles Markets Inc. Class A	163,661	2,463,098
J&J Snack Foods Corp.	185,098	7,792,626
John B. Sanfilippo & Son Inc.(a)	103,184	1,493,073
Lance Inc.	337,139	5,559,422
Lifeway Foods Inc.(a)(b)	61,899	602,896
M&F Worldwide Corp.(a)	138,367	3,749,746
Nash-Finch Co.	163,852	5,597,184
Pilgrim’s Pride Corp.(a)	634,499	4,168,658
Ruddick Corp.	568,615	17,621,379
Sanderson Farms Inc.	296,185	15,028,427
Seaboard Corp.	4,241	6,403,910
Seneca Foods Corp. Class A(a)	99,805	3,219,709
Smart Balance Inc.(a)	816,595	3,339,874
Spartan Stores Inc.	293,905	4,032,377
Tootsie Roll Industries Inc.(b)	313,203	7,407,251
TreeHouse Foods Inc.(a)	451,099	20,597,180
United Natural Foods Inc.(a)	562,987	16,822,052
Village Super Market Inc. Class A	80,413	2,110,841
Weis Markets Inc.	143,422	4,720,018
Winn-Dixie Stores Inc.(a)	718,116	6,922,638

		219,612,389
FOREST PRODUCTS & PAPER—0.93%
Boise Inc.(a)	914,274	5,019,364
Buckeye Technologies Inc.(a)	511,816	5,092,569
Cellu Tissue Holdings Inc.(a)	106,466	827,241
Clearwater Paper Corp.(a)	149,736	8,199,543
Deltic Timber Corp.	139,953	5,850,035
KapStone Paper and Packaging Corp.(a)	498,288	5,550,928
Louisiana-Pacific Corp.(a)	1,653,015	11,058,670
Neenah Paper Inc.	191,802	3,509,977
P.H. Glatfelter Co.	596,824	6,475,541
Potlatch Corp.(b)	518,187	18,514,822
Rock-Tenn Co. Class A	505,757	25,120,950
Schweitzer-Mauduit International Inc.	239,400	12,077,730
Verso Paper Corp.(a)	192,622	444,957
Wausau Paper Corp.(a)	639,405	4,328,772

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

Xerium Technologies Inc.(a)	97,713	1,379,708

		113,450,807
GAS—1.24%
Chesapeake Utilities Corp.	123,222	3,869,171
Laclede Group Inc. (The)	290,435	9,622,112
New Jersey Resources Corp.	535,537	18,850,902
Nicor Inc.	587,757	23,804,158
Northwest Natural Gas Co.	346,250	15,086,113
Piedmont Natural Gas Co.	931,345	23,563,028
South Jersey Industries Inc.	389,367	16,727,206
Southwest Gas Corp.	588,307	17,355,057
WGL Holdings Inc.	657,260	22,366,558

		151,244,305
HAND & MACHINE TOOLS—0.26%
Baldor Electric Co.	607,701	21,925,852
Franklin Electric Co. Inc.	303,202	8,738,282
Thermadyne Holdings Corp.(a)	112,983	1,221,346

		31,885,480
HEALTH CARE - PRODUCTS—4.22%
Abaxis Inc.(a)	287,873	6,169,118
ABIOMED Inc.(a)(b)	407,786	3,947,368
Accuray Inc.(a)	666,725	4,420,387
AGA Medical Holdings Inc.(a)(b)	177,250	2,249,302
Align Technology Inc.(a)	772,554	11,487,878
Alphatec Holdings Inc.(a)	662,857	3,075,656
American Medical Systems Holdings Inc.(a)	978,325	21,640,549
AngioDynamics Inc.(a)	322,427	4,755,798
Arthrocare Corp.(a)	351,464	10,772,372
Atrion Corp.	20,420	2,757,721
ATS Medical Inc.(a)	675,645	2,682,311
Bruker Corp.(a)	946,902	11,514,328
Caliper Life Sciences Inc.(a)	585,247	2,499,005
Cantel Medical Corp.	167,982	2,805,299
CardioNet Inc.(a)(b)	315,065	1,726,556
Cepheid Inc.(a)(b)	774,584	12,408,836
Cerus Corp.(a)	508,171	1,605,820
Clinical Data Inc.(a)(b)	135,909	1,690,708
Conceptus Inc.(a)(b)	404,720	6,305,538
CONMED Corp.(a)	380,435	7,087,504
Cutera Inc.(a)	175,407	1,615,498
Cyberonics Inc.(a)	362,256	8,578,222
Cynosure Inc. Class A(a)	126,803	1,365,668
Delcath Systems Inc.(a)(b)	486,396	3,083,751
DexCom Inc.(a)	748,742	8,655,457
Endologix Inc.(a)	631,653	2,861,388
ev3 Inc.(a)	1,078,577	24,170,911
Exactech Inc.(a)	108,616	1,855,161
Female Health Co. (The)	233,110	1,209,841
Haemonetics Corp.(a)	327,482	17,526,837
Hanger Orthopedic Group Inc.(a)	339,906	6,104,712
Hansen Medical Inc.(a)(b)	555,444	1,183,096
HealthTronics Inc.(a)	606,690	2,930,313
HeartWare International Inc.(a)(b)	121,929	8,543,565
ICU Medical Inc.(a)	152,446	4,904,188
Immucor Inc.(a)	910,954	17,353,674
Insulet Corp.(a)	494,813	7,446,936
Invacare Corp.	379,103	7,862,596
IRIS International Inc.(a)	211,672	2,146,354

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

Kensey Nash Corp.(a)	104,532	2,478,454
LCA-Vision Inc.(a)	243,852	1,350,940
Luminex Corp.(a)	488,622	7,925,449
MAKO Surgical Corp.(a)(b)	333,030	4,146,223
Masimo Corp.	676,618	16,110,275
Medical Action Industries Inc.(a)	187,254	2,245,175
MELA Sciences Inc.(a)(b)	300,548	2,236,077
Merge Healthcare Inc.(a)	674,435	1,976,095
Meridian Bioscience Inc.	529,630	9,003,710
Merit Medical Systems Inc.(a)	366,605	5,891,342
Metabolix Inc.(a)(b)	348,730	4,990,326
Microvision Inc.(a)(b)	1,157,024	3,424,791
Micrus Endovascular Corp.(a)	210,706	4,380,578
Natus Medical Inc.(a)	371,461	6,051,100
NuVasive Inc.(a)(b)	507,616	18,000,063
NxStage Medical Inc.(a)	323,922	4,807,002
OraSure Technologies Inc.(a)	599,544	2,775,889
Orthofix International NV(a)	229,663	7,360,699
Orthovita Inc.(a)	867,438	1,760,899
Palomar Medical Technologies Inc.(a)	241,674	2,704,332
PSS World Medical Inc.(a)	745,171	15,760,367
PURE Bioscience(a)	455,500	1,088,645
Quidel Corp.(a)(b)	281,648	3,574,113
Rochester Medical Corp.(a)	141,548	1,337,629
SenoRx Inc.(a)	217,573	2,388,952
Sirona Dental Systems Inc.(a)	436,452	15,205,988
Solta Medical Inc.(a)	775,318	1,473,104
Somanetics Corp.(a)	155,797	3,887,135
SonoSite Inc.(a)	190,085	5,153,204
Spectranetics Corp.(a)	431,909	2,237,289
Staar Surgical Co.(a)	455,106	2,603,206
Stereotaxis Inc.(a)(b)	372,439	1,232,773
Steris Corp.	769,241	23,908,010
SurModics Inc.(a)(b)	227,135	3,727,285
Symmetry Medical Inc.(a)	468,773	4,940,867
Syneron Medical Ltd.(a)	464,210	4,772,079
Synovis Life Technologies Inc.(a)	147,332	2,251,233
TomoTherapy Inc.(a)	630,993	2,006,558
Unilife Corp.(a)	631,094	3,672,967
Vascular Solutions Inc.(a)	218,443	2,730,537
Vital Images Inc.(a)	187,353	2,388,751
Volcano Corp.(a)	655,385	14,300,501
West Pharmaceutical Services Inc.	430,932	15,724,709
Wright Medical Group Inc.(a)	506,111	8,406,504
Young Innovations Inc.	73,224	2,061,256
Zoll Medical Corp.(a)	279,517	7,574,911

		515,028,214
HEALTH CARE - SERVICES—2.19%
Air Methods Corp.(a)	145,776	4,336,836
Alliance Healthcare Services Inc.(a)	359,023	1,450,453
Allied Healthcare International Inc.(a)	588,370	1,365,018
Almost Family Inc.(a)	106,662	3,725,704
Amedisys Inc.(a)(b)	372,358	16,372,581
America Service Group Inc.	117,339	2,018,231
American Dental Partners Inc.(a)	205,332	2,486,570
AMERIGROUP Corp.(a)	671,111	21,797,685
AmSurg Corp.(a)	403,108	7,183,385
Assisted Living Concepts Inc. Class A(a)	128,148	3,791,899
Bio-Reference Laboratories Inc.(a)	311,728	6,911,010
Capital Senior Living Corp.(a)	353,038	1,754,599
Centene Corp.(a)	639,668	13,752,862
Continucare Corp.(a)	378,557	1,268,166

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

Emeritus Corp.(a)(b)	260,236	4,244,449
Ensign Group Inc. (The)	186,672	3,083,821
Five Star Quality Care Inc.(a)	412,656	1,246,221
Genoptix Inc.(a)	228,566	3,931,335
Gentiva Health Services Inc.(a)	369,265	9,973,848
HealthSouth Corp.(a)(b)	1,214,825	22,729,376
Healthways Inc.(a)	444,737	5,301,265
IPC The Hospitalist Co. Inc.(a)	211,552	5,309,955
Kindred Healthcare Inc.(a)	513,739	6,596,409
LHC Group Inc.(a)(b)	203,855	5,656,976
Magellan Health Services Inc.(a)	434,542	15,782,565
MedCath Corp.(a)	267,958	2,106,150
Metropolitan Health Networks Inc.(a)	521,174	1,943,979
Molina Healthcare Inc.(a)	171,065	4,926,672
National Healthcare Corp.	117,133	4,036,403
Neostem Inc.(a)	332,537	608,543
Odyssey Healthcare Inc.(a)	438,939	11,728,450
Psychiatric Solutions Inc.(a)	742,272	24,287,140
RehabCare Group Inc.(a)	323,665	7,049,424
Res-Care Inc.(a)	328,991	3,178,053
Select Medical Holdings Corp.(a)	655,341	4,443,212
Skilled Healthcare Group Inc. Class A(a)	258,877	1,757,775
Sun Healthcare Group Inc.(a)	568,370	4,592,430
Sunrise Senior Living Inc.(a)	729,051	2,026,762
Triple-S Management Corp. Class B(a)	264,519	4,906,827
U.S. Physical Therapy Inc.(a)	132,090	2,229,679
Virtual Radiologic Corp.(a)(b)	95,391	1,636,910
WellCare Health Plans Inc.(a)	552,605	13,118,843

		266,648,471
HOLDING COMPANIES - DIVERSIFIED—0.06%
Harbinger Group Inc.(a)	118,298	742,911
Heckmann Corp.(a)(b)	1,156,883	5,367,937
Primoris Services Corp.(b)	264,599	1,666,974

		7,777,822
HOME BUILDERS—0.31%
Beazer Homes USA Inc.(a)(b)	973,808	3,534,923
Brookfield Homes Corp.(a)(b)	124,291	837,721
Cavco Industries Inc.(a)	85,329	3,001,874
Hovnanian Enterprises Inc. Class A(a)(b)	679,245	2,499,622
M/I Homes Inc.(a)	240,270	2,316,203
Meritage Homes Corp.(a)	418,353	6,810,787
Ryland Group Inc.	574,404	9,087,071
Skyline Corp.	88,710	1,597,667
Standard-Pacific Corp.(a)	1,393,792	4,641,327
Winnebago Industries Inc.(a)(b)	379,253	3,769,775

		38,096,970
HOME FURNISHINGS—0.35%
American Woodmark Corp.	117,822	2,014,756
Audiovox Corp. Class A(a)	225,925	1,660,549
DTS Inc.(a)	226,674	7,450,774
Ethan Allen Interiors Inc.(b)	321,459	4,497,212
Furniture Brands International Inc.(a)	565,140	2,950,031
Hooker Furniture Corp.	140,566	1,498,434
Kimball International Inc. Class B	408,578	2,259,436
La-Z-Boy Inc.(a)(b)	672,031	4,993,190
Sealy Corp.(a)(b)	627,073	1,674,285
TiVo Inc.(a)	1,505,557	11,111,011

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

Universal Electronics Inc.(a)	178,029	2,960,622

		43,070,300
HOUSEHOLD PRODUCTS & WARES—0.49%
ACCO Brands Corp.(a)	714,493	3,565,320
American Greetings Corp. Class A	515,281	9,666,672
Blyth Inc.	74,889	2,551,468
Central Garden & Pet Co. Class A(a)	738,175	6,621,430
CSS Industries Inc.	97,120	1,602,480
Ennis Inc.	337,595	5,067,301
Helen of Troy Ltd.(a)	399,686	8,817,073
Kid Brands Inc.(a)	164,213	1,154,417
Oil-Dri Corp. of America	67,063	1,539,096
Prestige Brands Holdings Inc.(a)	545,629	3,863,053
Spectrum Brands Holdings Inc.(a)	237,295	6,017,801
Standard Register Co. (The)	234,025	734,839
Summer Infant Inc.(a)	140,981	923,426
WD-40 Co.	216,221	7,221,781

		59,346,157
HOUSEWARES—0.09%
Libbey Inc.(a)	210,922	2,737,767
Lifetime Brands Inc.(a)	120,845	1,766,754
National Presto Industries Inc.	62,502	5,803,936

		10,308,457
INSURANCE—3.17%
Alterra Capital Holdings Ltd.	1,250,582	23,485,930
Ambac Financial Group Inc.(a)(b)	3,823,565	2,561,789
American Equity Investment Life Holding Co.	762,426	7,868,236
American Physicians Capital Inc.	102,427	3,159,873
American Physicians Service Group Inc.	80,603	1,970,743
American Safety Insurance Holdings Ltd.(a)	135,116	2,124,024
Amerisafe Inc.(a)	245,599	4,310,262
AmTrust Financial Services Inc.	290,961	3,503,170
Argo Group International Holdings Ltd.	404,776	12,382,098
Baldwin & Lyons Inc. Class B	107,133	2,250,864
Citizens Inc.(a)(b)	475,268	3,165,285
CNA Surety Corp.(a)	230,595	3,705,662
CNO Financial Group Inc.(a)	2,894,771	14,329,116
Crawford & Co. Class B(a)	312,078	986,166
Delphi Financial Group Inc. Class A	619,686	15,126,535
Donegal Group Inc. Class A	145,568	1,789,031
eHealth Inc.(a)	305,503	3,473,569
EMC Insurance Group Inc.	62,508	1,370,800
Employers Holdings Inc.	437,297	6,441,385
Enstar Group Ltd.(a)	90,728	6,027,968
FBL Financial Group Inc. Class A	175,054	3,676,134
First American Financial Corp.	1,347,291	17,083,650
First Mercury Financial Corp.	186,724	1,975,540
Flagstone Reinsurance Holdings SA(b)	679,149	7,348,392
FPIC Insurance Group Inc.(a)	127,398	3,267,759
Gerova Financial Group Ltd.(a)	87,177	471,628
Greenlight Capital Re Ltd. Class A(a)	368,875	9,291,961
Hallmark Financial Services Inc.(a)	151,661	1,509,027
Harleysville Group Inc.	151,202	4,691,798
Horace Mann Educators Corp.	511,323	7,823,242
Infinity Property and Casualty Corp.	172,416	7,962,171
Kansas City Life Insurance Co.	54,408	1,608,845
Life Partners Holdings Inc.(b)	95,335	1,950,554
Maiden Holdings Ltd.	647,008	4,250,843

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

Meadowbrook Insurance Group Inc.	706,751	6,099,261
MGIC Investment Corp.(a)(b)	2,600,509	17,917,507
Montpelier Re Holdings Ltd.	926,583	13,833,884
National Interstate Corp.	85,893	1,702,399
National Western Life Insurance Co. Class A	28,696	4,383,601
Navigators Group Inc. (The)(a)	158,585	6,522,601
NYMAGIC Inc.	62,526	1,206,127
Phoenix Companies Inc. (The)(a)	1,512,510	3,191,396
Platinum Underwriters Holdings Ltd.	584,781	21,221,703
PMA Capital Corp. Class A(a)	420,600	2,754,930
PMI Group Inc. (The)(a)	1,863,247	5,384,784
Presidential Life Corp.	269,539	2,452,805
Primerica Inc.(a)	313,870	6,729,373
Primus Guaranty Ltd.(a)(b)	211,813	781,590
ProAssurance Corp.(a)	422,020	23,953,855
Radian Group Inc.	1,733,519	12,550,678
RLI Corp.	238,982	12,548,945
Safety Insurance Group Inc.	164,565	6,092,196
SeaBright Insurance Holdings Inc.	287,282	2,723,433
Selective Insurance Group Inc.	694,168	10,315,336
State Auto Financial Corp.	188,035	2,916,423
Stewart Information Services Corp.(b)	225,320	2,032,386
Tower Group Inc.	527,360	11,354,061
United America Indemnity Ltd. Class A(a)	359,160	2,643,418
United Fire & Casualty Co.	297,424	5,894,944
Universal American Corp.(a)	417,168	6,007,219
Universal Insurance Holdings Inc.	225,545	942,778

		387,101,683
INTERNET—3.45%
1-800-FLOWERS.COM Inc.(a)(b)	333,353	686,707
AboveNet Inc.(a)	293,521	13,848,321
Ancestry.com Inc.(a)(b)	246,610	4,345,268
Archipelago Learning Inc.(a)	153,135	1,750,333
Ariba Inc.(a)	1,166,264	18,578,586
Art Technology Group Inc.(a)	2,046,847	7,000,217
Blue Coat Systems Inc.(a)	542,427	11,081,784
Blue Nile Inc.(a)(b)	164,517	7,745,460
Cogent Communications Group Inc.(a)	584,907	4,433,595
comScore Inc.(a)	295,623	4,868,911
Constant Contact Inc.(a)(b)	371,801	7,930,515
CyberSource Corp.(a)	921,755	23,532,405
DealerTrack Holdings Inc.(a)	525,512	8,644,672
Dice Holdings Inc.(a)	206,888	1,431,665
Digital River Inc.(a)	516,607	12,352,073
Drugstore.com Inc.(a)	1,205,635	3,713,356
EarthLink Inc.	1,407,020	11,199,879
ePlus Inc.(a)	50,163	877,853
eResearchTechnology Inc.(a)	636,633	5,016,668
Global Sources Ltd.(a)	302,507	2,371,655
GSI Commerce Inc.(a)	806,503	23,227,286
Health Grades Inc.(a)	333,303	1,999,818
InfoSpace Inc.(a)	467,611	3,516,435
Internap Network Services Corp.(a)	676,175	2,819,650
Internet Brands Inc. Class A(a)	376,108	3,885,196
Internet Capital Group Inc.(a)	475,159	3,611,208
j2 Global Communications Inc.(a)(b)	588,276	12,847,948
Keynote Systems Inc.	164,641	1,485,062
KIT Digital Inc.(a)	258,445	2,279,485
Knot Inc. (The)(a)	392,271	3,051,868
Lionbridge Technologies Inc.(a)	777,437	3,552,887
Liquidity Services Inc.(a)	184,556	2,391,846
Local.com Corp.(a)	208,952	1,429,232

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

LoopNet Inc.(a)	253,548	3,126,247
ModusLink Global Solutions Inc.(a)	577,515	3,482,416
Move Inc.(a)	2,035,228	4,172,217
Network Engines Inc.(a)	470,768	1,275,781
NIC Inc.	728,308	4,668,454
NutriSystem Inc.(b)	409,028	9,383,102
Online Resources Corp.(a)	351,406	1,458,335
OpenTable Inc.(a)(b)	206,104	8,547,133
Openwave Systems Inc.(a)	1,087,237	2,207,091
Orbitz Worldwide Inc.(a)	257,504	981,090
Overstock.com Inc.(a)(b)	191,601	3,462,230
PCTEL Inc.(a)	248,912	1,254,517
Perficient Inc.(a)	302,841	2,698,313
QuinStreet Inc.(a)(b)	129,927	1,495,460
Rackspace Hosting Inc.(a)(b)	1,258,868	23,087,639
ReachLocal Inc.(a)	62,813	814,685
RealNetworks Inc.(a)	1,091,605	3,602,297
RightNow Technologies Inc.(a)	282,320	4,429,601
S1 Corp.(a)	675,123	4,057,489
Safeguard Scientifics Inc.(a)	267,231	2,821,959
Sapient Corp.	1,343,581	13,623,911
Shutterfly Inc.(a)	350,159	8,389,810
SonicWALL Inc.(a)	718,470	8,442,023
Sourcefire Inc.(a)	358,254	6,806,826
SPS Commerce Inc.(a)	61,737	717,384
Stamps.com Inc.(a)	137,752	1,411,958
Support.com Inc.(a)	605,420	2,518,547
TechTarget Inc.(a)	197,627	1,063,233
TeleCommunication Systems Inc.(a)	591,960	2,450,714
Terremark Worldwide Inc.(a)	759,356	5,930,570
TIBCO Software Inc.(a)	2,157,736	26,022,296
Travelzoo Inc.(a)(b)	71,044	879,525
United Online Inc.	1,136,297	6,545,071
US Auto Parts Network Inc.(a)	171,349	1,028,094
ValueClick Inc.(a)	1,060,082	11,332,277
Vasco Data Security International Inc.(a)	351,154	2,166,620
Vitacost.com Inc.(a)	187,568	1,686,236
Vocus Inc.(a)	218,001	3,331,055
Websense Inc.(a)	563,168	10,643,875
Zix Corp.(a)(b)	727,766	1,644,751

		421,168,676
INVESTMENT COMPANIES—0.95%
American Capital Ltd.(a)(b)	4,408,850	21,250,657
Apollo Investment Corp.	2,517,097	23,484,515
Arlington Asset Investment Corp. Class A	89,338	1,682,235
BlackRock Kelso Capital Corp.(d)	739,965	7,303,455
Capital Southwest Corp.	37,144	3,265,329
Fifth Street Finance Corp.	590,535	6,513,601
Gladstone Capital Corp.(b)	274,321	2,965,410
Gladstone Investment Corp.	288,018	1,679,145
Golub Capital BDC Inc.	96,753	1,395,178
Harris & Harris Group Inc.(a)	399,326	1,633,243
Hercules Technology Growth Capital Inc.	472,887	4,355,289
Kayne Anderson Energy Development Co.	132,925	2,016,472
Main Street Capital Corp.(b)	161,564	2,412,151
MCG Capital Corp.	998,538	4,822,939
Medallion Financial Corp.	191,803	1,265,900
MVC Capital Inc.	316,996	4,095,588
NGP Capital Resources Co.	282,046	2,022,270
PennantPark Investment Corp.	411,479	3,929,624
PennyMac Mortgage Investment Trust(a)(d)	218,330	3,471,447
Prospect Capital Corp.(b)	877,068	8,463,706

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

Solar Capital Ltd.	75,082	1,446,079
THL Credit Inc.(a)	117,811	1,354,827
TICC Capital Corp.	350,911	2,947,652
Triangle Capital Corp.(b)	156,775	2,229,341

		116,006,053
IRON & STEEL—0.09%
Gibraltar Industries Inc.(a)	394,699	3,986,460
Metals USA Holdings Corp.(a)	149,366	2,233,021
Olympic Steel Inc.	118,309	2,717,558
Shiloh Industries Inc.(a)	68,269	577,556
Universal Stainless & Alloy Products Inc.(a)	88,227	1,410,750

		10,925,345
LEISURE TIME—0.59%
Ambassadors Group Inc.	248,960	2,810,758
Arctic Cat Inc.(a)	158,360	1,442,660
Brunswick Corp.	1,153,979	14,343,959
Callaway Golf Co.	839,494	5,070,544
Interval Leisure Group Inc.(a)	519,022	6,461,824
Johnson Outdoors Inc. Class A(a)	57,107	642,454
Life Time Fitness Inc.(a)(b)	541,478	17,213,586
Marine Products Corp.(a)	127,543	721,893
Multimedia Games Inc.(a)	358,281	1,612,264
Polaris Industries Inc.(b)	404,129	22,073,526

		72,393,468
LODGING—0.30%
Ameristar Casinos Inc.	344,977	5,195,354
Boyd Gaming Corp.(a)	703,300	5,971,017
Gaylord Entertainment Co.(a)(b)	451,880	9,982,029
Marcus Corp.	265,529	2,511,904
Monarch Casino & Resort Inc.(a)	115,278	1,167,766
Morgans Hotel Group Co.(a)(b)	282,045	1,737,397
Orient-Express Hotels Ltd. Class A(a)(b)	1,183,576	8,758,462
Red Lion Hotels Corp.(a)	157,582	940,765

		36,264,694
MACHINERY—1.32%
Alamo Group Inc.	84,279	1,828,854
Albany International Corp. Class A	356,213	5,767,089
Altra Holdings Inc.(a)	349,402	4,549,214
Applied Industrial Technologies Inc.	551,904	13,974,209
Astec Industries Inc.(a)	258,747	7,175,054
Briggs & Stratton Corp.	652,444	11,104,597
Cascade Corp.	118,346	4,214,301
Cognex Corp.	517,126	9,091,075
Columbus McKinnon Corp.(a)	249,354	3,483,475
DXP Enterprises Inc.(a)	106,745	1,670,559
Flow International Corp.(a)	612,491	1,445,479
Gerber Scientific Inc.(a)	328,551	1,757,748
Gorman-Rupp Co. (The)	158,816	3,978,341
Intermec Inc.(a)	637,005	6,529,301
Intevac Inc.(a)	290,637	3,101,097
iRobot Corp.(a)(b)	274,215	5,152,500
Kadant Inc.(a)	161,860	2,819,601
Lindsay Corp.(b)	162,833	5,160,178
Middleby Corp. (The)(a)(b)	216,618	11,521,911
NACCO Industries Inc. Class A	75,380	6,690,729
Nordson Corp.	443,116	24,849,945

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

Park-Ohio Holdings Corp.(a)	102,254	1,471,435
Presstek Inc.(a)	358,499	1,265,502
Robbins & Myers Inc.	349,710	7,602,695
Sauer-Danfoss Inc.(a)	150,985	1,845,037
Tecumseh Products Co. Class A(a)	241,001	2,679,931
Tennant Co.	245,664	8,308,357
Twin Disc Inc.	109,380	1,242,557

		160,280,771
MACHINERY - DIVERSIFIED—0.05%
Chart Industries Inc.(a)	373,884	5,825,113

		5,825,113
MANUFACTURING—2.21%
A.O. Smith Corp.	315,915	15,223,944
Actuant Corp. Class A	885,369	16,671,498
Acuity Brands Inc.	564,827	20,548,406
American Railcar Industries Inc.(a)	122,973	1,485,514
Ameron International Corp.	120,215	7,252,571
AZZ Inc.	161,975	5,955,821
Barnes Group Inc.	639,233	10,477,029
Blount International Inc.(a)	623,849	6,406,929
Brink’s Co. (The)	624,516	11,884,539
Ceradyne Inc.(a)	331,573	7,085,715
CLARCOR Inc.	654,715	23,255,477
Colfax Corp.(a)	313,479	3,263,316
Eastman Kodak Co.(a)(b)	3,502,204	15,199,565
EnPro Industries Inc.(a)(b)	268,113	7,547,381
ESCO Technologies Inc.	344,772	8,877,879
Federal Signal Corp.	811,577	4,901,925
FreightCar America Inc.	155,587	3,519,378
GP Strategies Corp.(a)	191,569	1,390,791
Griffon Corp.(a)	583,999	6,459,029
Hexcel Corp.(a)	1,258,953	19,526,361
Koppers Holdings Inc.	267,844	6,021,133
Lancaster Colony Corp.	252,246	13,459,847
LSB Industries Inc.(a)	223,119	2,969,714
Lydall Inc.(a)	222,739	1,701,726
Matthews International Corp. Class A	393,767	11,529,498
Myers Industries Inc.	460,650	3,726,659
PMFG Inc.(a)	192,127	2,910,724
Polypore International Inc.(a)	283,711	6,451,588
Raven Industries Inc.	211,150	7,117,866
Smith & Wesson Holding Corp.(a)(b)	779,095	3,186,499
Standex International Corp.	162,135	4,110,122
Sturm, Ruger & Co. Inc.(b)	249,235	3,571,538
Tredegar Corp.	319,662	5,216,884

		268,906,866
MEDIA—0.84%
A.H. Belo Corp. Class A(a)	234,968	1,560,187
Acacia Research Corp.(a)	440,265	6,264,971
Beasley Broadcast Group Inc. Class A(a)	57,685	280,926
Belo Corp. Class A(a)	1,189,310	6,767,174
Cambium Learning Group Inc.(a)	216,951	781,024
CKX Inc.(a)	724,307	3,614,292
Courier Corp.	132,954	1,623,368
Crown Media Holdings Inc. Class A(a)(b)	145,081	255,342
Cumulus Media Inc. Class A(a)	285,194	761,468
Dex One Corp.(a)	652,097	12,389,843
DG FastChannel Inc.(a)	326,472	10,636,458

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

Dolan Co. (The)(a)	395,331	4,396,081
E.W. Scripps Co. (The) Class A(a)	413,018	3,068,724
Entercom Communications Corp.(a)	306,916	2,706,999
Entravision Communications Corp. Class A(a)	634,570	1,338,943
Fisher Communications Inc.(a)	85,152	1,433,960
Gray Television Inc.(a)	632,706	1,524,821
Journal Communications Inc. Class A(a)	547,803	2,174,778
Lee Enterprises Inc.(a)	586,009	1,506,043
Lin TV Corp. Class A(a)	375,062	2,029,085
LodgeNet Interactive Corp.(a)	327,404	1,214,669
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	343,779	1,691,393
McClatchy Co. (The)(a)	777,915	2,831,610
Media General Inc. Class A(a)	287,618	2,807,152
Mediacom Communications Corp. Class A(a)	521,707	3,505,871
Nexstar Broadcasting Group Inc.(a)	139,997	613,187
Outdoor Channel Holdings Inc.(a)	153,476	716,733
Playboy Enterprises Inc. Class B(a)	277,008	1,163,433
PRIMEDIA Inc.	213,991	626,994
Radio One Inc. Class D(a)	410,314	525,202
Scholastic Corp.	397,762	9,594,019
Sinclair Broadcast Group Inc. Class A(a)	589,807	3,438,575
SuperMedia Inc.(a)	167,077	3,055,838
Value Line Inc.(b)	17,588	319,046
Westwood One Inc.(a)	68,864	679,688
World Wrestling Entertainment Inc.	314,462	4,893,029

		102,790,926
METAL FABRICATE & HARDWARE—0.74%
A.M. Castle & Co.(a)	217,704	3,023,909
Ampco-Pittsburgh Corp.	111,163	2,315,525
CIRCOR International Inc.	222,481	5,691,064
Dynamic Materials Corp.	168,146	2,697,062
Hawk Corp. Class A(a)	64,439	1,639,973
Haynes International Inc.	157,862	4,866,885
Kaydon Corp.	435,990	14,326,631
L.B. Foster Co. Class A(a)	132,805	3,442,306
Ladish Co. Inc.(a)	204,745	4,651,806
Lawson Products Inc.	52,167	885,796
Mueller Industries Inc.	491,458	12,089,867
Mueller Water Products Inc. Class A	2,013,586	7,470,404
Northwest Pipe Co.(a)	120,514	2,289,766
Omega Flex Inc.(b)	34,873	508,448
RBC Bearings Inc.(a)	283,099	8,207,040
Sun Hydraulics Corp.(b)	162,320	3,808,027
TriMas Corp.(a)	195,589	2,212,112
Worthington Industries Inc.	788,158	10,135,712

		90,262,333
MINING—1.39%
Allied Nevada Gold Corp.(a)(b)	821,827	16,173,555
AMCOL International Corp.	310,707	7,301,615
Brush Engineered Materials Inc.(a)	264,379	5,282,292
Capital Gold Corp.(a)	632,977	2,531,908
Century Aluminum Co.(a)	831,301	7,340,388
Coeur d’Alene Mines Corp.(a)(b)	1,141,837	18,018,188
General Moly Inc.(a)(b)	837,285	2,578,838
Globe Specialty Metals Inc.(a)	799,548	8,259,331
Golden Star Resources Ltd.(a)	3,361,525	14,723,479
Hecla Mining Co.(a)(b)	3,137,940	16,380,047
Horsehead Holding Corp.(a)	564,966	4,271,143
Jaguar Mining Inc.(a)	1,096,110	9,678,651
Kaiser Aluminum Corp.	198,060	6,866,740

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

Noranda Aluminium Holding Corp.(a)	150,321	966,564
RTI International Metals Inc.(a)	392,079	9,453,025
Stillwater Mining Co.(a)	579,882	6,738,229
Thompson Creek Metals Co. Inc.(a)	1,812,965	15,736,536
U.S. Energy Corp.(a)	349,103	1,658,239
United States Lime & Minerals Inc.(a)	33,831	1,303,170
Uranium Energy Corp.(a)(b)	790,871	1,866,456
US Gold Corp.(a)(b)	1,162,648	5,824,866
USEC Inc.(a)(b)	1,486,542	7,075,940

		170,029,200
MISCELLANEOUS - MANUFACTURING—0.10%
John Bean Technologies Corp.	367,183	5,599,541
STR Holdings Inc.(a)(b)	369,892	6,953,969

		12,553,510
OFFICE FURNISHINGS—0.44%
CompX International Inc.	15,253	150,242
Herman Miller Inc.	742,476	14,010,522
HNI Corp.	589,385	16,261,132
Interface Inc. Class A	658,129	7,068,305
Knoll Inc.	612,572	8,141,082
Steelcase Inc. Class A	998,810	7,740,778

		53,372,061
OIL & GAS—2.53%
Abraxas Petroleum Corp.(a)	891,244	2,495,483
Alon USA Energy Inc.(b)	99,748	634,397
American Oil & Gas Inc.(a)	655,363	4,115,680
Apco Oil and Gas International Inc.	118,994	2,797,549
Approach Resources Inc.(a)	169,547	1,166,483
Arena Resources Inc.(a)	511,588	16,319,657
ATP Oil & Gas Corp.(a)(b)	580,081	6,143,058
Berry Petroleum Co. Class A	663,060	17,053,903
Bill Barrett Corp.(a)	595,840	18,333,997
BPZ Resources Inc.(a)(b)	1,269,857	5,269,907
Brigham Exploration Co.(a)(b)	1,511,333	23,244,302
Callon Petroleum Co.(a)	375,505	2,365,681
CAMAC Energy Inc.(a)	622,070	2,320,321
Carrizo Oil & Gas Inc.(a)(b)	405,581	6,298,673
Cheniere Energy Inc.(a)(b)	747,620	2,108,288
Clayton Williams Energy Inc.(a)	76,654	3,228,666
Contango Oil & Gas Co.(a)	154,012	6,892,037
Crosstex Energy Inc.(a)	524,721	3,363,462
CVR Energy Inc.(a)	395,403	2,973,431
Delek US Holdings Inc.	177,644	1,296,801
Delta Petroleum Corp.(a)(b)	2,414,290	2,076,289
Endeavour International Corp.(a)(b)	1,826,197	1,935,769
Energy Partners Ltd.(a)	377,274	4,606,516
Energy XXI (Bermuda) Ltd.(a)	660,168	10,417,451
Evolution Petroleum Corp.(a)	193,160	967,732
FX Energy Inc.(a)	564,807	2,044,601
Gastar Exploration Ltd.(a)	569,060	2,054,307
GeoResources Inc.(a)	169,683	2,363,684
GMX Resources Inc.(a)(b)	401,473	2,605,560
Goodrich Petroleum Corp.(a)(b)	318,757	3,825,084
Gulfport Energy Corp.(a)	352,838	4,184,659
Harvest Natural Resources Inc.(a)	433,643	3,195,949
Houston American Energy Corp.	235,245	2,319,516
Isramco Inc.(a)(b)	14,984	706,945
Kodiak Oil & Gas Corp.(a)	1,555,560	4,962,236

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

Magnum Hunter Resources Corp.(a)	630,416	2,748,614
McMoRan Exploration Co.(a)(b)	1,083,855	12,041,629
Miller Petroleum Inc.(a)	235,700	1,357,632
Northern Oil and Gas Inc.(a)(b)	575,573	7,390,357
Panhandle Oil and Gas Inc.	93,064	2,459,682
Parker Drilling Co.(a)	1,512,313	5,973,636
Penn Virginia Corp.	592,526	11,915,698
PetroCorp Inc. Escrow(c)	26,106	3
Petroleum Development Corp.(a)	251,039	6,431,619
PetroQuest Energy Inc.(a)	720,013	4,867,288
Pioneer Drilling Co.(a)	705,841	4,002,118
RAM Energy Resources Inc.(a)	724,693	1,500,115
Resolute Energy Corp.(a)	495,263	6,062,019
Rex Energy Corp.(a)	420,747	4,249,545
Rosetta Resources Inc.(a)	687,094	13,611,332
Seahawk Drilling Inc.(a)	140,029	1,361,082
Stone Energy Corp.(a)	562,455	6,276,998
Swift Energy Co.(a)	492,960	13,265,554
TransAtlantic Petroleum Ltd.(a)	1,916,772	6,076,167
VAALCO Energy Inc.	659,209	3,691,570
Vantage Drilling Co.(a)	1,623,161	2,191,267
Venoco Inc.(a)	257,153	4,235,310
W&T Offshore Inc.(b)	456,053	4,314,261
Warren Resources Inc.(a)	923,478	2,678,086
Western Refining Inc.(a)(b)	669,107	3,365,608

		308,755,264
OIL & GAS SERVICES—1.66%
Allis-Chalmers Energy Inc.(a)(b)	467,898	963,870
Basic Energy Services Inc.(a)	302,761	2,331,260
Boots & Coots Inc.(a)	1,068,002	3,150,606
Cal Dive International Inc.(a)	1,228,376	7,186,000
CARBO Ceramics Inc.	248,703	17,953,870
Complete Production Services Inc.(a)	1,013,553	14,493,808
Dawson Geophysical Co.(a)	101,929	2,168,030
Dril-Quip Inc.(a)	440,615	19,395,872
Global Geophysical Services Inc.(a)	98,112	683,841
Global Industries Ltd.(a)	1,320,246	5,927,905
Gulf Island Fabrication Inc.	186,789	2,898,965
Helix Energy Solutions Group Inc.(a)	1,363,153	14,681,158
Hercules Offshore Inc.(a)	1,496,219	3,635,812
Hornbeck Offshore Services Inc.(a)	303,234	4,427,216
ION Geophysical Corp.(a)	1,655,628	5,761,586
Key Energy Services Inc.(a)	1,625,679	14,923,733
Lufkin Industries Inc.	390,124	15,210,935
Matrix Service Co.(a)	343,124	3,194,484
Natural Gas Services Group Inc.(a)	157,802	2,387,544
Newpark Resources Inc.(a)	1,160,088	7,018,532
RPC Inc.	376,420	5,138,133
Superior Well Services Inc.(a)	296,425	4,956,226
T-3 Energy Services Inc.(a)	170,447	4,755,471
Tesco Corp.(a)	393,732	4,835,029
Tetra Technologies Inc.(a)	986,537	8,957,756
Union Drilling Inc.(a)(b)	193,681	1,067,182
Willbros Group Inc.(a)	517,322	3,828,183
World Fuel Services Corp.	770,444	19,985,317

		201,918,324
PACKAGING & CONTAINERS—0.25%
AEP Industries Inc.(a)	58,590	1,399,129
Astronics Corp.(a)	121,080	1,980,869
Graham Packaging Co. Inc.(a)	223,705	2,677,749

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

Graphic Packaging Holding Co.(a)	1,463,403	4,609,720
Silgan Holdings Inc.	700,169	19,870,796

		30,538,263
PHARMACEUTICALS—3.35%
Accelrys Inc.(a)	362,421	2,337,615
Acura Pharmaceuticals Inc.(a)(b)	120,957	303,602
Akorn Inc.(a)	719,775	2,137,732
Alexza Pharmaceuticals Inc.(a)	506,721	1,378,281
Alimera Sciences Inc.(a)	85,863	638,821
Alkermes Inc.(a)	1,236,716	15,397,114
Allos Therapeutics Inc.(a)(b)	1,025,121	6,283,992
Alnylam Pharmaceuticals Inc.(a)(b)	474,807	7,131,601
Antares Pharma Inc.(a)	920,015	1,619,226
Anthera Pharmaceuticals Inc.(a)	75,271	403,453
Aoxing Pharmaceutical Co. Inc.(a)	315,940	1,029,964
Ardea Biosciences Inc.(a)(b)	173,468	3,566,502
Array BioPharma Inc.(a)	692,537	2,112,238
Auxilium Pharmaceuticals Inc.(a)(b)	543,599	12,774,577
AVANIR Pharmaceuticals Inc. Class A(a)(b)	940,196	2,416,304
AVI BioPharma Inc.(a)(b)	1,440,903	2,319,854
Biodel Inc.(a)(b)	219,127	828,300
BioScrip Inc.(a)	509,416	2,669,340
BioSpecifics Technologies Corp.(a)(b)	51,876	1,031,295
Cadence Pharmaceuticals Inc.(a)(b)	323,766	2,269,600
Caraco Pharmaceutical Laboratories Ltd.(a)(b)	112,379	530,429
Catalyst Health Solutions Inc.(a)	494,970	17,076,465
Chelsea Therapeutics International Ltd.(a)(b)	411,202	1,204,822
Clarient Inc.(a)(b)	717,947	2,211,277
Combinatorx Inc.(a)	859,307	1,245,995
Corcept Therapeutics Inc.(a)	330,372	1,030,761
Cornerstone Therapeutics Inc.(a)	102,987	606,593
Cubist Pharmaceuticals Inc.(a)	761,035	15,677,321
Cumberland Pharmaceuticals Inc.(a)(b)	161,418	1,036,304
Cypress Bioscience Inc.(a)	502,136	1,154,913
Depomed Inc.(a)	683,825	1,914,710
DURECT Corp.(a)	1,131,573	2,749,722
Dyax Corp.(a)	1,274,763	2,893,712
Dynavax Technologies Corp.(a)	935,041	1,739,176
Emergent BioSolutions Inc.(a)	247,022	4,036,339
Eurand NV(a)	238,733	2,313,323
Furiex Pharmaceuticals Inc.(a)	114,862	1,166,998
Hi-Tech Pharmacal Co. Inc.(a)(b)	129,664	2,970,602
Idenix Pharmaceuticals Inc.(a)(b)	466,029	2,330,145
Impax Laboratories Inc.(a)	811,525	15,467,667
Infinity Pharmaceuticals Inc.(a)	189,635	1,120,743
Inspire Pharmaceuticals Inc.(a)	775,424	3,869,366
Ironwood Pharmaceuticals Inc.(a)	250,623	2,987,426
Isis Pharmaceuticals Inc.(a)(b)	1,227,101	11,743,357
Jazz Pharmaceuticals Inc.(a)	194,816	1,525,409
Keryx Biopharmaceuticals Inc.(a)	666,009	2,437,593
Lannett Co. Inc.(a)(b)	135,720	620,240
Ligand Pharmaceuticals Inc. Class B(a)	1,534,997	2,241,096
MannKind Corp.(a)(b)	803,547	5,134,665
MAP Pharmaceuticals Inc.(a)	180,074	2,362,571
Medicines Co. (The)(a)	692,482	5,269,788
Medicis Pharmaceutical Corp. Class A	781,506	17,099,351
Medivation Inc.(a)(b)	443,665	3,921,999
Nabi Biopharmaceuticals(a)	583,683	3,175,236
Nature’s Sunshine Products Inc.(a)	99,355	831,601
Neogen Corp.(a)	294,125	7,661,956
Neurocrine Biosciences Inc.(a)	639,559	3,581,530
NeurogesX Inc.(a)(b)	144,256	956,417

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

NPS Pharmaceuticals Inc.(a)	768,025	4,946,081
Nutraceutical International Corp.(a)	120,959	1,845,834
Obagi Medical Products Inc.(a)	223,263	2,638,969
Onyx Pharmaceuticals Inc.(a)	812,213	17,535,679
Opko Health Inc.(a)(b)	1,155,969	2,612,490
Osiris Therapeutics Inc.(a)(b)	219,320	1,274,249
Pain Therapeutics Inc.(a)	463,334	2,576,137
Par Pharmaceutical Companies Inc.(a)	457,017	11,864,161
PetMed Express Inc.(b)	299,732	5,335,230
Pharmacyclics Inc.(a)	495,608	3,300,749
Pharmasset Inc.(a)	382,224	10,450,004
PharMerica Corp.(a)	399,520	5,856,963
POZEN Inc.(a)(b)	346,434	2,428,502
Progenics Pharmaceuticals Inc.(a)	368,941	2,021,797
Questcor Pharmaceuticals Inc.(a)	717,406	7,324,715
Rigel Pharmaceuticals Inc.(a)	677,886	4,880,779
Salix Pharmaceuticals Ltd.(a)	740,435	28,899,178
Santarus Inc.(a)(b)	683,277	1,694,527
Schiff Nutrition International Inc.	150,676	1,072,813
SciClone Pharmaceuticals Inc.(a)(b)	486,765	1,294,795
SIGA Technologies Inc.(a)(b)	408,484	3,145,327
Somaxon Pharmaceuticals Inc.(a)	369,925	1,331,730
Spectrum Pharmaceuticals Inc.(a)(b)	646,060	2,532,555
Star Scientific Inc.(a)(b)	1,258,971	2,064,712
Sucampo Pharmaceuticals Inc.(a)	144,652	510,622
Synta Pharmaceuticals Corp.(a)(b)	291,873	788,057
Synutra International Inc.(a)(b)	234,422	3,790,604
Targacept Inc.(a)	310,926	6,010,200
Theravance Inc.(a)(b)	814,481	10,238,026
USANA Health Sciences Inc.(a)(b)	78,665	2,873,632
Vanda Pharmaceuticals Inc.(a)(b)	363,934	2,405,604
ViroPharma Inc.(a)	1,014,418	11,371,626
VIVUS Inc.(a)(b)	1,054,009	10,118,486
XenoPort Inc.(a)(b)	357,535	3,507,418
Zymogenetics Inc.(a)	692,513	2,922,405

		408,011,685
REAL ESTATE—0.43%
Avatar Holdings Inc.(a)	115,910	2,223,154
Consolidated-Tomoka Land Co.	70,591	2,011,844
Forestar Group Inc.(a)	474,862	8,528,522
Government Properties Income Trust	277,545	7,082,948
HFF Inc. Class A(a)	249,062	1,760,868
Hilltop Holdings Inc.(a)	516,987	5,175,040
Kennedy-Wilson Holdings Inc.(a)	270,982	2,736,918
Resource Capital Corp.	573,061	3,254,987
Retail Opportunity Investments Corp.	545,232	5,261,489
Starwood Property Trust Inc.	620,453	10,516,678
Terreno Realty Corp.(a)	114,251	2,023,385
Thomas Properties Group Inc.	459,968	1,522,494
United Capital Corp.(a)	22,795	556,426

		52,654,753
REAL ESTATE INVESTMENT TRUSTS—6.78%
Acadia Realty Trust	523,003	8,796,911
Agree Realty Corp.	113,788	2,653,536
Alexander’s Inc.	26,797	8,117,347
American Campus Communities Inc.(b)	678,634	18,519,922
American Capital Agency Corp.	427,124	11,284,616
Anworth Mortgage Asset Corp.	1,548,946	11,028,496
Apollo Commercial Real Estate Finance Inc.	139,268	2,292,351
Ashford Hospitality Trust Inc.(a)(b)	529,097	3,878,281

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

Associated Estates Realty Corp.(b)	419,249	5,429,275
BioMed Realty Trust Inc.	1,474,011	23,716,837
CapLease Inc.	745,604	3,437,234
Capstead Mortgage Corp.(b)	912,764	10,095,170
CBL & Associates Properties Inc.(b)	1,792,319	22,296,448
Cedar Shopping Centers Inc.	712,142	4,287,095
Chatham Lodging Trust(a)	112,130	2,003,763
Chesapeake Lodging Trust(a)	98,842	1,563,680
Cogdell Spencer Inc.	560,860	3,791,414
Colonial Properties Trust(b)	913,546	13,273,823
Colony Financial Inc.	190,898	3,226,176
Cousins Properties Inc.	1,167,265	7,867,366
CreXus Investment Corp.	176,535	2,194,330
Cypress Sharpridge Investments Inc.	205,474	2,601,301
DCT Industrial Trust Inc.	2,752,977	12,443,456
DiamondRock Hospitality Co.(a)	2,000,871	16,447,160
DuPont Fabros Technology Inc.	533,979	13,114,524
Dynex Capital Inc.(b)	174,962	1,614,899
EastGroup Properties Inc.	351,172	12,494,700
Education Realty Trust Inc.(b)	742,200	4,475,466
Entertainment Properties Trust	603,417	22,972,085
Equity Lifestyle Properties Inc.(b)	340,969	16,444,935
Equity One Inc.(b)	476,434	7,432,370
Excel Trust Inc.(a)	195,762	2,349,144
Extra Space Storage Inc.	1,136,700	15,800,130
FelCor Lodging Trust Inc.(a)(b)	853,906	4,260,991
First Industrial Realty Trust Inc.(a)	825,185	3,977,392
First Potomac Realty Trust	483,009	6,940,839
Franklin Street Properties Corp.	901,774	10,649,951
Getty Realty Corp.	272,839	6,114,322
Gladstone Commercial Corp.(b)	110,555	1,806,469
Glimcher Realty Trust	898,874	5,375,267
Hatteras Financial Corp.	475,430	13,226,463
Healthcare Realty Trust Inc.(b)	812,032	17,840,343
Hersha Hospitality Trust(b)	1,435,487	6,488,401
Highwoods Properties Inc.	948,845	26,339,937
Home Properties Inc.	513,060	23,123,614
Inland Real Estate Corp.	969,692	7,679,961
Invesco Mortgage Capital Inc.	338,120	6,765,781
Investors Real Estate Trust(b)	978,470	8,639,890
iStar Financial Inc.(a)(b)	1,217,389	5,429,555
Kilroy Realty Corp.	704,979	20,959,026
Kite Realty Group Trust	707,702	2,958,194
LaSalle Hotel Properties(b)	905,487	18,625,868
Lexington Realty Trust	1,260,622	7,576,338
LTC Properties Inc.	310,255	7,529,889
Medical Properties Trust Inc.	1,449,737	13,685,517
MFA Financial Inc.(b)	3,639,173	26,929,880
Mid-America Apartment Communities Inc.(b)	390,578	20,103,050
Mission West Properties Inc.	230,089	1,569,207
Monmouth Real Estate Investment Corp. Class A	347,025	2,564,515
MPG Office Trust Inc.(a)	626,981	1,837,054
National Health Investors Inc.(b)	318,428	12,278,584
National Retail Properties Inc.	1,081,577	23,189,011
Newcastle Investment Corp.(a)	809,342	2,169,037
NorthStar Realty Finance Corp.(b)	984,383	2,628,303
Omega Healthcare Investors Inc.(b)	1,207,366	24,062,804
One Liberty Properties Inc.	110,064	1,641,054
Parkway Properties Inc.	281,246	4,097,754
Pebblebrook Hotel Trust(a)	246,114	4,639,249
Pennsylvania Real Estate Investment Trust	721,084	8,811,647
Post Properties Inc.(b)	633,558	14,400,773
PS Business Parks Inc.(b)	241,511	13,471,484
RAIT Financial Trust(a)(b)	1,037,652	1,940,409

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

Ramco-Gershenson Properties Trust(b)	494,870	4,998,187
Redwood Trust Inc.(b)	1,015,426	14,865,837
Saul Centers Inc.	82,475	3,350,959
Sovran Self Storage Inc.	359,521	12,378,308
Strategic Hotels & Resorts Inc.(a)	1,832,049	8,042,695
Sun Communities Inc.	247,614	6,428,059
Sunstone Hotel Investors Inc.(a)(b)	1,284,237	12,752,473
Tanger Factory Outlet Centers Inc.	525,185	21,732,155
Two Harbors Investment Corp.	340,205	2,806,691
U-Store-It Trust	1,218,048	9,086,638
UMH Properties Inc.	129,095	1,299,987
Universal Health Realty Income Trust(b)	147,471	4,738,243
Urstadt Biddle Properties Inc. Class A	271,390	4,377,521
Walter Investment Management Corp.(b)	335,243	5,481,223
Washington Real Estate Investment Trust	788,426	21,752,673
Winthrop Realty Trust(b)	233,527	2,991,481

		827,355,194
RETAIL—5.97%
99 Cents Only Stores(a)	599,130	8,867,124
AFC Enterprises Inc.(a)	332,759	3,028,107
America’s Car-Mart Inc.(a)	129,603	2,932,916
AnnTaylor Stores Corp.(a)	766,387	12,469,116
Asbury Automotive Group Inc.(a)	378,466	3,989,032
Barnes & Noble Inc.	502,858	6,486,868
Bebe Stores Inc.	426,928	2,732,339
Big 5 Sporting Goods Corp.	283,975	3,731,432
Biglari Holdings Inc.(a)	18,682	5,359,866
BJ’s Restaurants Inc.(a)	293,119	6,917,608
Bob Evans Farms Inc.	397,272	9,780,837
Bon-Ton Stores Inc. (The)(a)	153,546	1,497,074
Books-A-Million Inc.(b)	92,009	553,894
Borders Group Inc.(a)(b)	646,032	859,223
Brown Shoe Co. Inc.	566,168	8,594,430
Buckle Inc. (The)(b)	340,566	11,041,150
Buffalo Wild Wings Inc.(a)(b)	236,687	8,658,010
Build-A-Bear Workshop Inc.(a)	225,308	1,527,588
Cabela’s Inc.(a)(b)	524,153	7,411,523
California Pizza Kitchen Inc.(a)	251,694	3,813,164
Caribou Coffee Co. Inc.(a)(b)	95,045	900,076
Carrols Restaurant Group Inc.(a)	162,409	742,209
Casey’s General Stores Inc.	660,920	23,066,108
Cash America International Inc.	385,210	13,201,147
Casual Male Retail Group Inc.(a)	544,329	1,861,605
Cato Corp. (The) Class A	362,961	7,992,401
CEC Entertainment Inc.(a)	286,418	10,099,099
Charming Shoppes Inc.(a)	1,510,543	5,664,536
Cheesecake Factory Inc. (The)(a)	787,410	17,527,747
Children’s Place Retail Stores Inc. (The)(a)	359,522	15,826,158
Christopher & Banks Corp.	466,821	2,889,622
Citi Trends Inc.(a)	193,429	6,371,551
CKE Restaurants Inc.	720,229	9,024,469
Coldwater Creek Inc.(a)	788,282	2,648,628
Collective Brands Inc.(a)	844,437	13,342,105
Conn’s Inc.(a)(b)	137,087	806,072
Cracker Barrel Old Country Store Inc.	310,628	14,462,840
Denny’s Corp.(a)	1,294,667	3,366,134
Destination Maternity Corp.(a)	65,179	1,649,029
Dillard’s Inc. Class A(b)	598,749	12,873,103
DineEquity Inc.(a)(b)	233,676	6,524,234
Domino’s Pizza Inc.(a)	482,147	5,448,261
Dress Barn Inc.(a)	769,935	18,332,152
DSW Inc. Class A(a)(b)	184,428	4,142,253

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

Einstein Noah Restaurant Group Inc.(a)	73,136	789,137
Express Inc.(a)	208,484	3,412,883
EZCORP Inc.(a)	601,886	11,164,985
Finish Line Inc. (The) Class A	662,724	9,231,745
First Cash Financial Services Inc.(a)	392,851	8,564,152
Fred’s Inc. Class A	512,437	5,667,553
Genesco Inc.(a)	313,485	8,247,790
Group 1 Automotive Inc.(a)(b)	319,980	7,529,129
Haverty Furniture Companies Inc.	237,533	2,919,281
hhgregg Inc.(a)(b)	171,672	4,003,391
Hibbett Sports Inc.(a)	375,556	8,998,322
Hot Topic Inc.	580,793	2,950,428
HSN Inc.(a)	506,180	12,148,320
Jack in the Box Inc.(a)	717,416	13,953,741
Jamba Inc.(a)	776,315	1,653,551
Jo-Ann Stores Inc.(a)	356,849	13,385,406
Jos. A. Bank Clothiers Inc.(a)	239,207	12,914,786
Kenneth Cole Productions Inc. Class A(a)	98,151	1,080,643
Kirkland’s Inc.(a)	218,231	3,682,648
Krispy Kreme Doughnuts Inc.(a)(b)	761,457	2,566,110
Landry’s Restaurants Inc.(a)	95,482	2,335,490
Lithia Motors Inc. Class A	282,884	1,748,223
Lumber Liquidators Holdings Inc.(a)(b)	289,886	6,763,040
MarineMax Inc.(a)	288,032	1,998,942
McCormick & Schmick’s Seafood Restaurants Inc.(a)	191,835	1,431,089
Men’s Wearhouse Inc. (The)	686,016	12,595,254
Movado Group Inc.(a)	202,770	2,165,584
New York & Co. Inc.(a)	329,105	753,650
Nu Skin Enterprises Inc. Class A	641,782	15,999,625
O’Charley’s Inc.(a)	233,974	1,240,062
OfficeMax Inc.(a)	1,105,783	14,441,526
P.F. Chang’s China Bistro Inc.(b)	301,835	11,967,758
Pacific Sunwear of California Inc.(a)	867,460	2,775,872
Pantry Inc. (The)(a)	295,938	4,175,685
Papa John’s International Inc.(a)	272,244	6,294,281
PC Connection Inc.(a)	122,192	740,484
Penske Automotive Group Inc.(a)	576,657	6,550,824
Pep Boys - Manny, Moe & Jack (The)	684,064	6,060,807
Pier 1 Imports Inc.(a)	1,362,992	8,736,779
PriceSmart Inc.	205,924	4,783,615
Red Robin Gourmet Burgers Inc.(a)	203,426	3,490,790
Regis Corp.	748,647	11,656,434
Retail Ventures Inc.(a)	301,193	2,355,329
REX American Resources Corp.(a)	94,586	1,513,376
Rite Aid Corp.(a)	7,269,324	7,123,938
Ruby Tuesday Inc.(a)	840,737	7,146,265
rue21 Inc.(a)(b)	191,451	5,808,623
Rush Enterprises Inc. Class A(a)	415,587	5,552,242
Ruth’s Hospitality Group Inc.(a)	391,361	1,635,889
Saks Inc.(a)(b)	1,764,594	13,393,268
Sally Beauty Holdings Inc.(a)	1,228,783	10,076,021
School Specialty Inc.(a)	245,836	4,442,257
Select Comfort Corp.(a)	712,454	6,233,973
Shoe Carnival Inc.(a)	119,351	2,447,889
Sonic Automotive Inc.(a)	520,153	4,452,510
Sonic Corp.(a)	797,383	6,179,718
Sport Supply Group Inc.	94,889	1,277,206
Stage Stores Inc.	504,782	5,391,072
Stein Mart Inc.(a)	352,395	2,195,421
Susser Holdings Corp.(a)	97,202	1,146,012
Systemax Inc.	140,751	2,121,118
Talbots Inc. (The)(a)(b)	915,459	9,438,382
Texas Roadhouse Inc.(a)	748,608	9,447,433
Titan Machinery Inc.(a)	168,757	2,215,779

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

Tuesday Morning Corp.(a)	384,798	1,535,344
Ulta Salon Cosmetics & Fragrance Inc.(a)	409,336	9,684,890
Under Armour Inc. Class A(a)(b)	455,941	15,105,325
Vitamin Shoppe Inc.(a)(b)	208,022	5,335,764
West Marine Inc.(a)	189,501	2,061,771
Wet Seal Inc. Class A(a)	1,326,237	4,840,765
Winmark Corp.	31,364	1,049,753
Zumiez Inc.(a)(b)	268,029	4,317,947

		728,107,935
SAVINGS & LOANS—1.20%
Abington Bancorp Inc.	271,914	2,371,090
Astoria Financial Corp.	1,125,504	15,486,935
BankFinancial Corp.	249,273	2,071,459
Beneficial Mutual Bancorp Inc.(a)	452,745	4,473,121
Berkshire Hills Bancorp Inc.	183,075	3,566,301
BofI Holding Inc.(a)	91,949	1,298,320
Brookline Bancorp Inc.	769,633	6,834,341
Clifton Savings Bancorp Inc.	130,433	1,128,245
Danvers Bancorp Inc.	245,605	3,548,992
Dime Community Bancshares Inc.	348,330	4,294,909
ESB Financial Corp.(b)	115,818	1,511,425
ESSA Bancorp Inc.	185,130	2,278,950
First Financial Holdings Inc.	215,718	2,469,971
Flagstar Bancorp Inc.(a)	612,331	1,922,719
Flushing Financial Corp.	406,385	4,970,089
Fox Chase Bancorp Inc.(a)	70,429	674,006
Heritage Financial Group	28,784	311,443
Home Bancorp Inc.(a)	99,569	1,285,436
Home Federal Bancorp Inc.	217,575	2,747,972
Investors Bancorp Inc.(a)	626,222	8,216,033
Kearny Financial Corp.	197,452	1,808,660
Meridian Interstate Bancorp Inc.(a)	118,588	1,292,609
NASB Financial Inc.	45,668	691,870
NewAlliance Bancshares Inc.	1,381,271	15,484,048
Northwest Bancshares Inc.	1,435,062	16,460,161
OceanFirst Financial Corp.	189,469	2,286,891
Oritani Financial Corp.	724,417	7,244,170
Provident Financial Services Inc.	781,140	9,131,527
Provident New York Bancorp	506,903	4,486,092
Rockville Financial Inc.	106,083	1,263,449
Roma Financial Corp.	105,577	1,146,566
Territorial Bancorp Inc.	159,511	3,022,733
United Financial Bancorp Inc.	218,196	2,978,375
ViewPoint Financial Group(b)	132,668	1,837,452
Waterstone Financial Inc.(a)(b)	94,525	322,330
Westfield Financial Inc.	385,689	3,212,789
WSFS Financial Corp.	63,851	2,294,166

		146,425,645
SEMICONDUCTORS—3.36%
Actel Corp.(a)	280,252	3,592,831
Advanced Analogic Technologies Inc.(a)	556,705	1,775,889
Alpha & Omega Semiconductor Ltd.(a)	66,438	917,509
Amkor Technology Inc.(a)	1,367,588	7,535,410
ANADIGICS Inc.(a)	850,885	3,709,859
Applied Micro Circuits Corp.(a)(b)	853,310	8,942,689
ATMI Inc.(a)	410,518	6,009,983
Axcelis Technologies Inc.(a)	1,359,733	2,107,586
AXT Inc.(a)	404,869	1,825,959
Brooks Automation Inc.(a)	847,301	6,549,637
Cabot Microelectronics Corp.(a)	308,096	10,657,041

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

Cavium Networks Inc.(a)	578,347	15,146,908
CEVA Inc.(a)	273,469	3,445,709
Cirrus Logic Inc.(a)	853,431	13,492,744
Cohu Inc.	306,109	3,713,102
Conexant Systems Inc.(a)	1,059,760	2,373,862
Diodes Inc.(a)	441,951	7,013,762
DSP Group Inc.(a)	302,224	1,931,211
Emulex Corp.(a)	1,057,372	9,706,675
Entegris Inc.(a)	1,712,159	6,797,271
Entropic Communications Inc.(a)	731,398	4,637,063
Exar Corp.(a)	470,777	3,262,485
FormFactor Inc.(a)(b)	651,881	7,040,315
FSI International Inc.(a)	420,067	1,760,081
GSI Technology Inc.(a)	251,919	1,440,977
Hittite Microwave Corp.(a)	356,174	15,935,225
Ikanos Communications Inc.(a)	393,568	633,644
Integrated Device Technology Inc.(a)	2,117,711	10,482,669
Integrated Silicon Solution Inc.(a)	338,077	2,549,101
IPG Photonics Corp.(a)	338,727	5,158,812
IXYS Corp.(a)	313,580	2,772,047
Kopin Corp.(a)	868,454	2,944,059
Kulicke and Soffa Industries Inc.(a)	914,465	6,419,544
Lattice Semiconductor Corp.(a)	1,511,478	6,559,814
LTX-Credence Corp.(a)	1,915,226	5,420,090
Mattson Technology Inc.(a)	652,948	2,474,673
MaxLinear Inc.(a)	97,570	1,364,029
Micrel Inc.	663,128	6,750,643
Microsemi Corp.(a)	1,075,799	15,738,939
Microtune Inc.(a)	705,958	1,503,691
Mindspeed Technologies Inc.(a)	423,191	3,169,701
MIPS Technologies Inc. Class A(a)	599,689	3,064,411
MKS Instruments Inc.(a)	653,123	12,226,463
Monolithic Power Systems Inc.(a)	421,540	7,528,704
MoSys Inc.(a)	354,395	1,566,426
Nanometrics Inc.(a)	232,612	2,347,055
NetLogic Microsystems Inc.(a)(b)	812,863	22,109,874
OmniVision Technologies Inc.(a)	678,919	14,556,023
Pericom Semiconductor Corp.(a)	330,546	3,173,242
Photronics Inc.(a)(b)	696,391	3,147,687
PLX Technology Inc.(a)	479,806	2,010,387
Power Integrations Inc.	321,451	10,349,115
Richardson Electronics Ltd.	188,955	1,700,595
Rubicon Technology Inc.(a)(b)	185,820	5,535,578
Rudolph Technologies Inc.(a)	406,954	3,072,503
Semtech Corp.(a)	809,497	13,251,466
Silicon Image Inc.(a)	999,808	3,509,326
Standard Microsystems Corp.(a)	292,342	6,805,722
Supertex Inc.(a)	128,023	3,157,047
Tessera Technologies Inc.(a)	654,658	10,507,261
TriQuint Semiconductor Inc.(a)	2,023,135	12,361,355
Ultra Clean Holdings Inc.(a)	282,437	2,406,363
Ultratech Inc.(a)	312,271	5,080,649
Veeco Instruments Inc.(a)(b)	525,912	18,028,263
Virage Logic Corp.(a)	298,535	3,549,581
Volterra Semiconductor Corp.(a)	323,146	7,451,747
Zoran Corp.(a)	668,100	6,373,674

		410,133,756
SOFTWARE—4.01%
ACI Worldwide Inc.(a)	443,360	8,632,219
Actuate Corp.(a)	591,865	2,633,799
Acxiom Corp.(a)	891,231	13,092,183
Advent Software Inc.(a)(b)	205,632	9,656,479

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

American Reprographics Co.(a)	480,044	4,190,784
American Software Inc. Class A	287,846	1,329,849
ArcSight Inc.(a)	320,298	7,171,472
Aspen Technology Inc.(a)	811,200	8,833,968
athenahealth Inc.(a)(b)	431,452	11,273,841
Avid Technology Inc.(a)	379,005	4,824,734
Blackbaud Inc.	584,260	12,719,340
Blackboard Inc.(a)(b)	442,590	16,521,885
Bottomline Technologies Inc.(a)	356,064	4,639,514
CDC Corp. Class A(a)	1,282,670	2,667,954
CommVault Systems Inc.(a)	562,808	12,663,180
Computer Programs and Systems Inc.	127,742	5,227,203
Concur Technologies Inc.(a)	522,429	22,297,270
Convio Inc.(a)	77,394	568,072
CSG Systems International Inc.(a)	443,945	8,137,512
Deltek Inc.(a)	257,709	2,149,293
DemandTec Inc.(a)	249,314	1,682,869
Digi International Inc.(a)	325,434	2,691,339
DivX Inc.(a)	429,121	3,287,067
Double-Take Software Inc.(a)	276,195	2,897,286
DynaVox Inc.(a)	122,258	1,957,351
Ebix Inc.(a)(b)	350,508	5,495,965
Eclipsys Corp.(a)	748,999	13,362,142
Epicor Software Corp.(a)	638,042	5,097,956
EPIQ Systems Inc.(a)	426,487	5,514,477
Fair Isaac Corp.	595,200	12,969,408
FalconStor Software Inc.(a)	384,615	1,015,384
Global Defense Technology & Systems Inc.(a)	62,087	792,851
Guidance Software Inc.(a)	173,963	908,087
infoGROUP Inc.(a)	506,668	4,043,211
InnerWorkings Inc.(a)(b)	309,627	2,114,752
Interactive Intelligence Inc.(a)	170,261	2,797,388
JDA Software Group Inc.(a)	543,413	11,944,218
Lawson Software Inc.(a)	1,808,624	13,202,955
ManTech International Corp. Class A(a)	289,620	12,329,123
MedAssets Inc.(a)(b)	561,101	12,950,211
Medidata Solutions Inc.(a)	245,324	3,800,069
MicroStrategy Inc. Class A(a)	117,522	8,824,727
MoneyGram International Inc.(a)(b)	1,079,684	2,645,226
Monotype Imaging Holdings Inc.(a)	290,625	2,618,531
NetSuite Inc.(a)(b)	238,783	3,018,217
Omnicell Inc.(a)	424,280	4,959,833
OPNET Technologies Inc.	173,125	2,543,206
Parametric Technology Corp.(a)	1,507,241	23,618,466
PDF Solutions Inc.(a)	295,125	1,416,600
Pegasystems Inc.	210,979	6,774,536
Phase Forward Inc.(a)	527,935	8,805,956
Progress Software Corp.(a)	549,697	16,507,401
PROS Holdings Inc.(a)	252,835	1,643,427
QAD Inc.(a)	167,985	693,778
Quality Systems Inc.(b)	245,898	14,259,625
Quest Software Inc.(a)	781,328	14,095,157
Renaissance Learning Inc.	171,779	2,523,434
Rosetta Stone Inc.(a)(b)	136,607	3,136,497
Schawk Inc.	144,750	2,164,012
SeaChange International Inc.(a)	363,013	2,987,597
Smith Micro Software Inc.(a)	395,549	3,761,671
SolarWinds Inc.(a)	455,637	7,308,417
SS&C Technologies Holdings Inc.(a)	162,902	2,611,319
Synchronoss Technologies Inc.(a)	265,288	5,032,513
SYNNEX Corp.(a)	292,674	7,498,308
Take-Two Interactive Software Inc.(a)	918,126	8,263,134
Taleo Corp. Class A(a)	518,276	12,588,924
THQ Inc.(a)	895,792	3,869,821

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

Trident Microsystems Inc.(a)	927,511	1,317,066
Ultimate Software Group Inc.(a)	324,939	10,677,496
Unica Corp.(a)	218,537	2,093,584
VeriFone Systems Inc.(a)	1,109,086	20,994,998

		489,338,137
STORAGE & WAREHOUSING—0.06%
Mobile Mini Inc.(a)	474,349	7,722,402

		7,722,402
TELECOMMUNICATIONS—3.77%
Acme Packet Inc.(a)	567,390	15,251,443
ADC Telecommunications Inc.(a)	1,264,312	9,368,552
ADPT Corp.(a)	1,058,105	3,057,924
ADTRAN Inc.	806,717	21,999,173
Alaska Communications Systems Group Inc.	579,477	4,919,760
Anaren Inc.(a)	191,793	2,865,387
Anixter International Inc.(a)	366,072	15,594,667
Applied Signal Technology Inc.	173,513	3,409,531
ARRIS Group Inc.(a)	1,644,037	16,752,737
Aruba Networks Inc.(a)(b)	954,920	13,598,061
Atlantic Tele-Network Inc.	121,621	5,022,947
Aviat Networks Inc.(a)	778,714	2,826,732
BigBand Networks Inc.(a)	651,792	1,968,412
Black Box Corp.	228,801	6,381,260
Calix Inc.(a)	97,181	997,077
Cbeyond Inc.(a)	349,711	4,371,388
Cincinnati Bell Inc.(a)	2,622,048	7,892,365
Comtech Telecommunications Corp.(a)	371,884	11,130,488
Consolidated Communications Holdings Inc.	324,808	5,524,984
CPI International Inc.(a)	96,805	1,509,190
DigitalGlobe Inc.(a)	359,621	9,458,032
EMS Technologies Inc.(a)	198,643	2,983,618
Extreme Networks Inc.(a)	1,172,114	3,164,708
FiberTower Corp.(a)	597,870	2,821,946
Finisar Corp.(a)	981,998	14,631,770
General Communication Inc. Class A(a)	620,307	4,708,130
GeoEye Inc.(a)	287,732	8,959,975
Global Crossing Ltd.(a)	393,337	4,157,572
Globalstar Inc.(a)	911,600	1,403,864
Globecomm Systems Inc.(a)	279,961	2,309,678
Harmonic Inc.(a)	1,260,991	6,859,791
Hughes Communications Inc.(a)	116,208	2,827,341
Hypercom Corp.(a)	601,453	2,790,742
ICO Global Communications (Holdings) Ltd.(a)	1,227,901	1,976,921
IDT Corp. Class B(a)	184,749	2,355,550
Infinera Corp.(a)	1,146,693	7,373,236
InterDigital Inc.(a)(b)	573,131	14,150,604
Iridium Communications Inc.(a)	444,458	4,462,358
Ixia(a)	426,327	3,662,149
Knology Inc.(a)	397,913	4,349,189
KVH Industries Inc.(a)	187,319	2,326,502
LogMeIn Inc.(a)	196,384	5,151,152
Loral Space & Communications Inc.(a)	140,699	6,010,661
MasTec Inc.(a)	691,216	6,497,430
Meru Networks Inc.(a)	70,540	836,604
NETGEAR Inc.(a)	459,042	8,189,309
Network Equipment Technologies Inc.(a)	392,619	1,370,240
Neutral Tandem Inc.(a)	430,724	4,845,645
Newport Corp.(a)	478,446	4,334,721
Novatel Wireless Inc.(a)(b)	408,051	2,342,213
NTELOS Holdings Corp.	383,317	6,593,052

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

Occam Networks Inc.(a)	164,274	913,364
Oclaro Inc.(a)	644,034	7,142,337
Oplink Communications Inc.(a)	273,758	3,922,952
Opnext Inc.(a)	566,756	935,147
PAETEC Holding Corp.(a)	1,641,920	5,598,947
Plantronics Inc.	625,807	17,898,080
Powerwave Technologies Inc.(a)	1,721,362	2,650,898
Preformed Line Products Co.	28,598	799,314
Premiere Global Services Inc.(a)	782,547	4,961,348
RCN Corp.(a)	460,261	6,816,465
RF Micro Devices Inc.(a)	3,498,775	13,680,210
SAVVIS Inc.(a)	488,793	7,209,697
Shenandoah Telecommunications Co.	309,447	5,489,590
ShoreTel Inc.(a)	587,468	2,725,852
Sonus Networks Inc.(a)	2,713,903	7,354,677
Sycamore Networks Inc.	251,690	4,183,088
Symmetricom Inc.(a)	572,054	2,911,755
Syniverse Holdings Inc.(a)	904,020	18,487,209
Tekelec(a)	890,751	11,793,543
TeleNav Inc.(a)	105,324	883,668
TESSCO Technologies Inc.	65,540	1,094,518
USA Mobility Inc.	288,667	3,729,578
UTStarcom Inc.(a)(b)	1,525,650	2,807,196
ViaSat Inc.(a)	432,507	14,082,428
Vonage Holdings Corp.(a)	1,373,010	3,157,923

		459,576,565
TEXTILES—0.12%
Culp Inc.(a)	115,601	1,266,987
G&K Services Inc. Class A	242,039	4,998,105
UniFirst Corp.	183,802	8,090,964

		14,356,056
TOYS, GAMES & HOBBIES—0.10%
JAKKS Pacific Inc.(a)	363,763	5,230,912
LeapFrog Enterprises Inc.(a)	440,848	1,772,209
RC2 Corp.(a)	280,471	4,518,388

		11,521,509
TRANSPORTATION—2.10%
Air Transport Services Group Inc.(a)	705,981	3,360,470
American Commercial Lines Inc.(a)(b)	117,837	2,652,511
Arkansas Best Corp.	329,867	6,844,740
Atlas Air Worldwide Holdings Inc.(a)	334,779	15,902,003
Baltic Trading Ltd.(a)	213,329	2,425,551
Bristow Group Inc.(a)	468,513	13,774,282
CAI International Inc.(a)	130,091	1,548,083
Celadon Group Inc.(a)	259,771	3,673,162
DHT Maritime Inc.	634,762	2,443,834
Dynamex Inc.(a)	126,858	1,547,668
Eagle Bulk Shipping Inc.(a)(b)	810,043	3,418,381
Echo Global Logistics Inc.(a)(b)	138,963	1,696,738
Excel Maritime Carriers Ltd.(a)	519,419	2,659,425
Forward Air Corp.	377,737	10,293,333
Genco Shipping & Trading Ltd.(a)(b)	336,656	5,046,473
General Maritime Corp.	667,894	4,034,080
Genesee & Wyoming Inc. Class A(a)	502,828	18,760,513
Golar LNG Ltd.	474,209	4,680,443
GulfMark Offshore Inc. Class A(a)	303,531	7,952,512
Heartland Express Inc.	657,281	9,543,720
Horizon Lines Inc. Class A(b)	397,524	1,681,527

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

Hub Group Inc. Class A(a)	486,876	14,611,149
International Shipholding Corp.	73,484	1,626,201
Knight Transportation Inc.	775,007	15,686,142
Knightsbridge Tankers Ltd.(b)	222,944	3,921,585
Marten Transport Ltd.(a)	200,647	4,169,445
Nordic American Tanker Shipping Ltd.(b)	611,341	17,172,569
Old Dominion Freight Line Inc.(a)	363,046	12,757,436
Overseas Shipholding Group Inc.	333,444	12,350,765
P.A.M. Transportation Services Inc.(a)	60,105	903,378
Pacer International Inc.(a)	455,773	3,185,853
Patriot Transportation Holding Inc.(a)	19,018	1,538,746
PHI Inc.(a)	172,727	2,433,723
Quality Distribution Inc.(a)	116,971	604,740
RailAmerica Inc.(a)	301,420	2,990,086
Roadrunner Transportation Systems Inc.(a)	138,459	1,967,502
Saia Inc.(a)	206,888	3,103,320
Scorpio Tankers Inc.(a)	169,231	1,937,695
Ship Finance International Ltd.(b)	582,758	10,419,713
Teekay Tankers Ltd. Class A	352,689	3,925,429
Ultrapetrol (Bahamas) Ltd.(a)(b)	289,188	1,257,968
Universal Truckload Services Inc.(a)	76,322	1,063,165
USA Truck Inc.(a)	102,675	1,655,121
Werner Enterprises Inc.	561,041	12,281,188

		255,502,368
TRUCKING & LEASING—0.18%
Aircastle Ltd.	661,821	5,195,295
AMERCO(a)	111,446	6,135,102
Greenbrier Companies Inc. (The)(a)	246,640	2,762,368
TAL International Group Inc.	218,264	4,904,392
Textainer Group Holdings Ltd.	124,019	2,993,819

		21,990,976
WATER—0.37%
American States Water Co.	242,044	8,021,338
Artesian Resources Corp. Class A	81,624	1,506,779
California Water Service Group	256,843	9,169,295
Connecticut Water Service Inc.	111,007	2,333,367
Consolidated Water Co. Ltd.	189,684	2,158,604
Middlesex Water Co.	177,339	2,810,823
PICO Holdings Inc.(a)	294,547	8,827,574
SJW Corp.	168,878	3,958,500
Southwest Water Co.	359,027	3,762,603
York Water Co.(b)	163,423	2,320,607

		44,869,490

TOTAL COMMON STOCKS
(Cost: $16,854,587,663)		12,180,217,096

WARRANTS—0.00%

ENERGY - ALTERNATE SOURCES—0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(c)	4,082	1

		1

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Index Fund

June 30, 2010

TELECOMMUNICATIONS—0.00%
Lantronix Inc. (Expires 2/9/11)(a)(c)	1,219	0

		0

TOTAL WARRANTS
(Cost: $0)		1

SHORT-TERM INVESTMENTS—9.59%

MONEY MARKET FUNDS—9.59%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(d)(e)(f)	938,661,081	938,661,081
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(d)(e)(f)	225,629,250	225,629,250
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	5,138,917	5,138,917

		1,169,429,248

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,169,429,248)		1,169,429,248

TOTAL INVESTMENTS IN SECURITIES—109.46%
(Cost: $18,024,016,911)		13,349,646,345
Other Assets, Less Liabilities—(9.46)%		(1,153,163,616)

NET ASSETS—100.00%		$12,196,482,729

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Russell 2000 Growth Index Fund

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.82%

ADVERTISING—0.30%
APAC Customer Services Inc.(a)	194,727	$1,109,944
Harte-Hanks Inc.	237,477	2,481,635
inVentiv Health Inc.(a)	207,937	5,323,187

		8,914,766
AEROSPACE & DEFENSE—0.52%
AeroVironment Inc.(a)(b)	101,377	2,202,922
GenCorp Inc.(a)(b)	24,066	105,409
HEICO Corp.	180,203	6,472,892
Kaman Corp.	85,323	1,887,345
Orbital Sciences Corp.(a)	145,256	2,290,687
Teledyne Technologies Inc.(a)	61,025	2,354,344

		15,313,599
AGRICULTURE—0.20%
Alico Inc.	7,802	179,290
Cadiz Inc.(a)	74,987	905,093
Limoneira Co.	49,687	1,081,189
Tejon Ranch Co.(a)(b)	27,371	631,723
Vector Group Ltd.(b)	175,244	2,947,604

		5,744,899
AIRLINES—0.17%
Alaska Air Group Inc.(a)	12,387	556,796
Allegiant Travel Co.	93,363	3,985,666
Hawaiian Holdings Inc.(a)	76,526	395,639

		4,938,101
APPAREL—2.93%
American Apparel Inc.(a)(b)	28,944	52,968
Carter’s Inc.(a)	364,411	9,565,789
Cherokee Inc.	47,614	814,199
Crocs Inc.(a)	526,193	5,567,122
Deckers Outdoor Corp.(a)	79,168	11,310,732
Delta Apparel Inc.(a)	3,463	50,560
G-III Apparel Group Ltd.(a)	94,457	2,162,121
Gymboree Corp.(a)	181,691	7,760,023
Joe’s Jeans Inc.(a)	259,223	513,262
K-Swiss Inc. Class A(a)	82,248	923,645
Lacrosse Footwear Inc.	28,668	482,769
Liz Claiborne Inc.(a)(b)	579,275	2,444,541
Maidenform Brands Inc.(a)	140,477	2,860,112
Oxford Industries Inc.	84,641	1,771,536
Perry Ellis International Inc.(a)	3,936	79,507
R.G. Barry Corp.	51,581	568,938
SKECHERS U.S.A. Inc. Class A(a)	212,250	7,751,370
Steven Madden Ltd.(a)	150,608	4,747,164
Timberland Co. Class A(a)	178,841	2,888,282
True Religion Apparel Inc.(a)(b)	156,114	3,445,436
Volcom Inc.(a)	118,699	2,204,240
Warnaco Group Inc. (The)(a)	272,616	9,852,342
Weyco Group Inc.	21,001	478,403
Wolverine World Wide Inc.	304,484	7,679,086

		85,974,147

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

June 30, 2010

AUTO PARTS & EQUIPMENT—1.37%
American Axle & Manufacturing Holdings Inc.(a)	368,205	2,698,943
Amerigon Inc. Class A(a)	133,287	983,658
ArvinMeritor Inc.(a)	577,050	7,559,355
ATC Technology Corp.(a)	47,995	773,679
Cooper Tire & Rubber Co.	375,957	7,331,161
Dana Holding Corp.(a)	794,219	7,942,190
Dorman Products Inc.(a)	69,363	1,410,150
Exide Technologies Inc.(a)	112,660	585,832
Fuel Systems Solutions Inc.(a)(b)	83,169	2,158,236
Standard Motor Products Inc.	28,550	230,398
Superior Industries International Inc.	34,859	468,505
Tenneco Inc.(a)	366,407	7,716,531
Titan International Inc.	33,546	334,454

		40,193,092
BANKS—0.62%
Arrow Financial Corp.	3,390	78,309
Bank of the Ozarks Inc.	10,826	383,998
Bridge Bancorp Inc.(b)	13,079	317,558
First Financial Bankshares Inc.	56,258	2,705,447
S.Y. Bancorp Inc.	10,965	251,976
Signature Bank(a)	250,853	9,534,923
Suffolk Bancorp	17,216	532,663
TrustCo Bank Corp. NY	25,349	141,954
Westamerica Bancorporation	79,798	4,190,991

		18,137,819
BEVERAGES—0.29%
Boston Beer Co. Inc. Class A(a)	53,098	3,581,460
Coca-Cola Bottling Co. Consolidated	25,911	1,241,655
Farmer Bros. Co.	2,707	40,849
National Beverage Corp.	68,015	835,224
Peet’s Coffee & Tea Inc.(a)	72,073	2,830,307

		8,529,495
BIOTECHNOLOGY—3.40%
Acorda Therapeutics Inc.(a)	237,745	7,396,247
Affymax Inc.(a)	125,781	752,170
Affymetrix Inc.(a)	45,572	268,875
AMAG Pharmaceuticals Inc.(a)	129,063	4,433,314
Arena Pharmaceuticals Inc.(a)(b)	622,714	1,911,732
ARIAD Pharmaceuticals Inc.(a)	680,665	1,919,475
ArQule Inc.(a)	254,197	1,093,047
AspenBio Pharma Inc.(a)	216,821	212,485
AVEO Pharmaceuticals Inc.(a)	56,522	399,611
BioCryst Pharmaceuticals Inc.(a)(b)	176,715	1,044,386
BioMimetic Therapeutics Inc.(a)	88,383	982,819
BioSante Pharmaceuticals Inc.(a)	389,314	685,193
Biotime Inc.(a)	130,189	801,964
Celera Corp.(a)	40,976	268,393
Celldex Therapeutics Inc.(a)(b)	194,461	886,742
CryoLife Inc.(a)	17,801	95,947
Curis Inc.(a)(b)	467,122	649,300
Cytokinetics Inc.(a)	264,279	626,341
Cytori Therapeutics Inc.(a)	250,985	873,428
CytRx Corp.(a)	666,485	513,193

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

June 30, 2010

Enzo Biochem Inc.(a)	182,136	741,294
Enzon Pharmaceuticals Inc.(a)(b)	188,865	2,011,412
Exact Sciences Corp.(a)	217,427	956,679
Exelixis Inc.(a)	358,412	1,243,690
Genomic Health Inc.(a)(b)	86,174	1,114,230
Geron Corp.(a)	601,923	3,021,653
Halozyme Therapeutics Inc.(a)	441,075	3,105,168
ImmunoGen Inc.(a)	416,302	3,859,120
Immunomedics Inc.(a)(b)	404,249	1,249,129
Incyte Corp.(a)(b)	540,039	5,978,232
Inhibitex Inc.(a)	300,902	767,300
Inovio Pharmaceuticals Inc.(a)	292,335	298,182
Integra LifeSciences Holdings Corp.(a)	128,952	4,771,224
InterMune Inc.(a)	279,427	2,612,642
Lexicon Pharmaceuticals Inc.(a)	413,917	529,814
Maxygen Inc.(a)	18,801	103,970
Micromet Inc.(a)	495,598	3,092,531
Momenta Pharmaceuticals Inc.(a)	247,057	3,028,919
Nanosphere Inc.(a)	103,983	453,366
Nektar Therapeutics(a)	577,541	6,988,246
Neuralstem Inc.(a)	258,459	646,147
Novavax Inc.(a)(b)	517,993	1,124,045
Nymox Pharmaceutical Corp.(a)	99,193	309,482
Omeros Corp.(a)(b)	114,606	850,376
Optimer Pharmaceuticals Inc.(a)	205,169	1,901,917
Orexigen Therapeutics Inc.(a)(b)	185,659	779,768
PDL BioPharma Inc.	735,182	4,131,723
Peregrine Pharmaceuticals Inc.(a)	314,711	676,629
RTI Biologics Inc.(a)	20,740	60,768
Sangamo BioSciences Inc.(a)(b)	278,085	1,031,695
Savient Pharmaceuticals Inc.(a)(b)	414,608	5,224,061
Seattle Genetics Inc.(a)	513,304	6,154,515
Sequenom Inc.(a)(b)	382,360	2,259,748
StemCells Inc.(a)(b)	739,193	694,841
SuperGen Inc.(a)	25,963	52,445
Transcept Pharmaceuticals Inc.(a)	24,289	202,327
Vical Inc.(a)(b)	343,962	1,066,282
ZIOPHARM Oncology Inc.(a)	298,944	950,642

		99,858,874
BUILDING MATERIALS—0.45%
AAON Inc.	76,055	1,772,842
American DG Energy Inc.(a)	86,388	268,667
Broadwind Energy Inc.(a)	146,433	410,012
Builders FirstSource Inc.(a)	46,087	110,609
Drew Industries Inc.(a)	43,692	882,578
Interline Brands Inc.(a)	17,866	308,903
NCI Building Systems Inc.(a)	110,682	926,408
PGT Inc.(a)	35,678	91,693
Quanex Building Products Corp.	48,580	839,948
Simpson Manufacturing Co. Inc.	226,464	5,559,691
Trex Co. Inc.(a)(b)	94,717	1,902,865

		13,074,216
CHEMICALS—1.85%
A. Schulman Inc.	9,909	187,875
Arch Chemicals Inc.	83,827	2,576,842
Balchem Corp.	173,183	4,329,575
Codexis Inc.(a)	37,177	325,670
Ferro Corp.(a)	231,138	1,703,487
H.B. Fuller Co.	20,572	390,662
Hawkins Inc.(b)	44,399	1,069,128

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

June 30, 2010

Innophos Holdings Inc.	33,271	867,708
KMG Chemicals Inc.	31,924	458,429
Kraton Performance Polymers Inc.(a)	58,452	1,098,313
Landec Corp.(a)	27,563	162,346
Minerals Technologies Inc.	9,053	430,380
NewMarket Corp.	63,456	5,540,978
NL Industries Inc.	13,784	84,082
Olin Corp.	281,511	5,092,534
OMNOVA Solutions Inc.(a)	274,581	2,144,478
PolyOne Corp.(a)	397,524	3,347,152
Quaker Chemical Corp.	49,863	1,350,789
Rockwood Holdings Inc.(a)	237,457	5,387,899
Solutia Inc.(a)	744,428	9,752,007
Spartech Corp.(a)	87,720	899,130
Stepan Co.	47,799	3,270,886
Symyx Technologies Inc.(a)	12,241	61,327
W.R. Grace & Co.(a)	70,687	1,487,254
Zep Inc.	133,400	2,326,496

		54,345,427
COAL—0.13%
Cloud Peak Energy Inc.(a)	39,409	522,563
Hallador Energy Co.(a)	20,839	186,509
James River Coal Co.(a)	137,895	2,195,289
L&L Energy Inc.(a)	101,042	868,961

		3,773,322
COMMERCIAL SERVICES—8.49%
ABM Industries Inc.	86,208	1,806,058
Accretive Health Inc.(a)	71,117	940,878
Administaff Inc.	133,757	3,231,569
Advance America Cash Advance Centers Inc.	41,620	171,891
Advisory Board Co. (The)(a)	95,010	4,081,630
American Public Education Inc.(a)	112,882	4,932,943
AMN Healthcare Services Inc.(a)	89,744	671,285
Arbitron Inc.	163,506	4,190,659
Avis Budget Group Inc.(a)	629,703	6,183,683
Barrett Business Services Inc.	32,515	403,186
Bowne & Co. Inc.	183,833	2,062,606
Bridgepoint Education Inc.(a)(b)	119,432	1,888,220
Capella Education Co.(a)	102,868	8,368,312
Cardtronics Inc.(a)	165,136	2,140,163
Cass Information Systems Inc.	51,741	1,772,129
CBIZ Inc.(a)	148,441	944,085
CDI Corp.	10,374	161,108
Cenveo Inc.(a)	338,400	1,854,432
Chemed Corp.	140,204	7,660,747
Coinstar Inc.(a)	194,721	8,367,161
Compass Diversified Holdings	20,718	277,828
Consolidated Graphics Inc.(a)	57,129	2,470,258
Corinthian Colleges Inc.(a)(b)	540,495	5,323,876
Corporate Executive Board Co. (The)	210,408	5,527,418
CorVel Corp.(a)	42,868	1,448,510
CoStar Group Inc.(a)(b)	127,070	4,930,316
CPI Corp.	32,354	725,377
CRA International Inc.(a)	11,969	225,376
Deluxe Corp.	295,350	5,537,812
Diamond Management & Technology Consultants Inc.	143,036	1,474,701
Dollar Financial Corp.(a)	149,170	2,952,074
Dollar Thrifty Automotive Group Inc.(a)	175,704	7,486,747
DynCorp International Inc.(a)	5,509	96,518
ExlService Holdings Inc.(a)	93,481	1,605,069

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

June 30, 2010

Exponent Inc.(a)	80,274	2,626,565
Forrester Research Inc.(a)	89,650	2,712,809
Franklin Covey Co.(a)	80,076	520,494
GEO Group Inc. (The)(a)	207,018	4,295,624
Global Cash Access Inc.(a)	274,120	1,976,405
Grand Canyon Education Inc.(a)(b)	190,012	4,451,981
Great Lakes Dredge & Dock Corp.	126,911	761,466
Hackett Group Inc. (The)(a)	111,319	312,806
Healthcare Services Group Inc.	267,819	5,075,170
Heartland Payment Systems Inc.	232,459	3,449,692
Heidrick & Struggles International Inc.	8,891	202,893
Hill International Inc.(a)	38,692	157,090
HMS Holdings Corp.(a)	166,696	9,038,257
Hudson Highland Group Inc.(a)	196,773	865,801
Huron Consulting Group Inc.(a)	42,661	828,050
ICF International Inc.(a)	36,208	866,457
K12 Inc.(a)(b)	154,329	3,423,017
Kelly Services Inc. Class A(a)	16,354	243,184
Kendle International Inc.(a)	5,686	65,503
Kenexa Corp.(a)	139,052	1,668,624
Kforce Inc.(a)	188,361	2,401,603
Korn/Ferry International(a)	15,062	209,362
Landauer Inc.	57,566	3,504,618
Learning Tree International Inc.(a)	38,175	414,199
LECG Corp.(a)	19,770	51,402
Lincoln Educational Services Corp.(a)	100,710	2,073,619
MAXIMUS Inc.	107,121	6,199,092
McGrath RentCorp	60,046	1,367,848
Medifast Inc.(a)(b)	83,010	2,150,789
MedQuist Inc.	69,047	546,162
Michael Baker Corp.(a)	6,106	213,099
Midas Inc.(a)	88,016	675,083
Monro Muffler Brake Inc.	121,716	4,811,433
Multi-Color Corp.	4,003	40,991
National American University Holdings Inc.	47,585	414,465
National Research Corp.	11,034	266,030
Navigant Consulting Inc.(a)	72,184	749,270
On Assignment Inc.(a)	24,066	121,052
PAREXEL International Corp.(a)	358,336	7,768,724
PDI Inc.(a)	43,642	361,356
Pre-Paid Legal Services Inc.(a)(b)	46,005	2,092,767
Princeton Review Inc. (The)(a)	116,602	270,517
Prospect Medical Holdings Inc.(a)	27,194	164,524
Providence Service Corp. (The)(a)	79,141	1,107,974
Resources Connection Inc.(a)	284,605	3,870,628
Rollins Inc.	263,550	5,452,849
Rural/Metro Corp.(a)	116,822	950,931
Saba Software Inc.(a)(b)	171,297	882,180
Senomyx Inc.(a)	236,198	895,190
SFN Group Inc.(a)	42,240	230,630
Sotheby’s	411,198	9,404,098
Standard Parking Corp.(a)	95,004	1,503,913
Steiner Leisure Ltd.(a)	90,935	3,495,541
SuccessFactors Inc.(a)	385,932	8,023,526
Team Health Holdings Inc.(a)	93,852	1,212,568
Team Inc.(a)	8,876	115,832
TeleTech Holdings Inc.(a)	175,815	2,266,255
TNS Inc.(a)	160,204	2,793,958
Transcend Services Inc.(a)	55,801	753,314
TrueBlue Inc.(a)	170,984	1,913,311
Universal Technical Institute Inc.(a)	129,393	3,058,851
Valassis Communications Inc.(a)	305,666	9,695,726
Viad Corp.	16,498	291,190
VirnetX Holding Corp.	198,838	1,177,121
Volt Information Sciences Inc.(a)	85,132	715,109
Wright Express Corp.(a)	238,173	7,073,738

		249,208,951

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

June 30, 2010

COMPUTERS—3.66%
3D Systems Corp.(a)	111,490	1,399,200
3PAR Inc.(a)(b)	238,914	2,224,289
Agilysys Inc.	5,410	36,193
CACI International Inc. Class A(a)	13,469	572,163
Compellent Technologies Inc.(a)	142,755	1,730,191
Computer Task Group Inc.(a)	59,231	382,632
Cray Inc.(a)	94,252	525,926
Digimarc Corp.(a)	41,269	773,794
Echelon Corp.(a)(b)	202,034	1,480,909
Fortinet Inc.(a)	242,775	3,991,221
Furmanite Corp.(a)	199,979	793,917
iGATE Corp.	145,543	1,865,861
Immersion Corp.(a)	173,384	877,323
Insight Enterprises Inc.(a)	66,473	874,785
Integral Systems Inc.(a)	7,358	46,723
Isilon Systems Inc.(a)	164,085	2,106,851
Jack Henry & Associates Inc.	523,777	12,507,795
Limelight Networks Inc.(a)	208,675	916,083
LivePerson Inc.(a)	273,890	1,878,885
Magma Design Automation Inc.(a)	317,161	900,737
Manhattan Associates Inc.(a)	139,495	3,843,087
Maxwell Technologies Inc.(a)	161,874	1,845,364
Mentor Graphics Corp.(a)	282,523	2,500,329
Mercury Computer Systems Inc.(a)	16,473	193,228
MTS Systems Corp.	100,205	2,905,945
NCI Inc. Class A(a)	40,750	920,135
Netezza Corp.(a)	312,775	4,278,762
NetScout Systems Inc.(a)	187,425	2,665,184
Palm Inc.(a)	969,770	5,517,991
Quantum Corp.(a)	1,200,268	2,256,504
Radiant Systems Inc.(a)	177,896	2,572,376
RadiSys Corp.(a)	108,198	1,030,045
Riverbed Technology Inc.(a)	386,835	10,684,383
Sigma Designs Inc.(a)(b)	29,122	291,511
Silicon Graphics International Corp.(a)	13,239	93,732
SMART Modular Technologies (WWH) Inc.(a)	191,433	1,119,883
Spansion Inc.(a)	79,426	1,295,438
SRA International Inc. Class A(a)	21,568	424,243
STEC Inc.(a)	249,725	3,136,546
Stratasys Inc.(a)	126,061	3,096,058
Stream Global Services Inc.(a)	20,115	112,644
Super Micro Computer Inc.(a)	149,689	2,020,802
Sykes Enterprises Inc.(a)	29,197	415,473
Synaptics Inc.(a)(b)	208,026	5,720,715
Syntel Inc.	80,931	2,747,607
Tier Technologies Inc. Class B(a)	41,266	250,897
Tyler Technologies Inc.(a)	190,194	2,951,811
Unisys Corp.(a)	105,673	1,953,894
Virtusa Corp.(a)	45,544	424,926
Wave Systems Corp. Class A(a)	490,585	1,589,495
Xyratex Ltd.(a)	184,785	2,614,708

		107,359,194
COSMETICS & PERSONAL CARE—0.05%
Inter Parfums Inc.	87,547	1,245,794
Revlon Inc. Class A(a)	32,561	363,381

		1,609,175

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

June 30, 2010

DISTRIBUTION & WHOLESALE—1.56%
Beacon Roofing Supply Inc.(a)	279,344	5,033,779
BlueLinx Holdings Inc.(a)	66,295	174,356
BMP Sunstone Corp.(a)(b)	32,469	167,215
Brightpoint Inc.(a)	431,905	3,023,335
Chindex International Inc.(a)	35,818	448,799
Core-Mark Holding Co. Inc.(a)	8,975	245,915
Houston Wire & Cable Co.(b)	108,596	1,178,267
MWI Veterinary Supply Inc.(a)	75,276	3,783,372
Owens & Minor Inc.	305,649	8,674,319
Pool Corp.	303,852	6,660,436
Rentrak Corp.(a)	57,613	1,401,724
United Stationers Inc.(a)	93,515	5,093,762
Watsco Inc.	170,724	9,888,334

		45,773,613
DIVERSIFIED FINANCIAL SERVICES—1.69%
Artio Global Investors Inc. Class A	153,835	2,421,363
BGC Partners Inc. Class A	349,408	1,785,475
Cohen & Steers Inc.(b)	86,123	1,786,191
CompuCredit Holdings Corp.	12,555	49,718
Credit Acceptance Corp.(a)	38,965	1,900,323
Diamond Hill Investment Group Inc.	13,704	776,880
Duff & Phelps Corp. Class A	167,100	2,110,473
Encore Capital Group Inc.(a)	58,970	1,215,372
Epoch Holding Corp.	73,851	906,152
Evercore Partners Inc. Class A	90,748	2,118,966
Financial Engines Inc.(a)	78,984	1,074,182
GAMCO Investors Inc. Class A	25,944	965,117
GFI Group Inc.	238,334	1,329,904
Gleacher & Co. Inc.(a)	237,258	605,008
JMP Group Inc.	7,939	49,142
KBW Inc.(a)	147,462	3,161,585
Ladenburg Thalmann Financial Services Inc.(a)	557,979	697,474
MarketAxess Holdings Inc.	169,937	2,343,431
Nelnet Inc. Class A	14,336	276,398
NewStar Financial Inc.(a)	13,100	83,316
optionsXpress Holdings Inc.(a)	259,500	4,084,530
Portfolio Recovery Associates Inc.(a)(b)	104,194	6,958,075
Pzena Investment Management Inc. Class A(a)	47,758	304,218
Rodman & Renshaw Capital Group Inc.(a)	87,004	248,831
Stifel Financial Corp.(a)	179,492	7,788,158
Teton Advisors Inc. Class B(c)	263	2,367
Thomas Weisel Partners Group Inc.(a)	74,615	439,482
TradeStation Group Inc.(a)	63,782	430,529
Virtus Investment Partners Inc.(a)	28,515	533,801
Westwood Holdings Group Inc.	33,056	1,161,918
World Acceptance Corp.(a)	49,979	1,914,696

		49,523,075
ELECTRIC—0.14%
EnerNOC Inc.(a)(b)	120,768	3,796,946
Otter Tail Corp.	12,209	236,000

		4,032,946

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

June 30, 2010

ELECTRICAL COMPONENTS & EQUIPMENT—1.69%
A123 Systems Inc.(a)	445,314	4,199,311
Advanced Battery Technologies Inc.(a)(b)	238,093	780,945
Advanced Energy Industries Inc.(a)	141,059	1,733,615
American Superconductor Corp.(a)(b)	275,379	7,349,866
Belden Inc.	286,781	6,309,182
Capstone Turbine Corp.(a)	1,472,993	1,443,533
Coleman Cable Inc.(a)	45,419	256,163
Energy Conversion Devices Inc.(a)	61,783	253,310
EnerSys Inc.(a)	84,590	1,807,688
Generac Holdings Inc.(a)	43,023	602,752
GrafTech International Ltd.(a)	738,658	10,799,180
Graham Corp.	60,264	903,357
Insteel Industries Inc.	5,599	65,060
Littelfuse Inc.(a)	115,180	3,640,840
Power-One Inc.(a)(b)	355,990	2,402,933
PowerSecure International Inc.(a)	111,696	1,015,317
SatCon Technology Corp.(a)(b)	436,656	1,248,836
Universal Display Corp.(a)(b)	185,073	3,327,613
Vicor Corp.(a)	119,477	1,492,268

		49,631,769
ELECTRONICS—2.86%
American Science and Engineering Inc.	55,280	4,212,889
Analogic Corp.	56,578	2,574,865
Applied Energetics Inc.(a)	473,631	487,840
Badger Meter Inc.	92,060	3,561,801
Ballantyne Strong Inc.(a)	86,711	627,788
Bel Fuse Inc. Class B	3,183	52,551
Bell Microproducts Inc.(a)	198,664	1,386,675
Benchmark Electronics Inc.(a)	34,322	544,004
Checkpoint Systems Inc.(a)	95,534	1,658,470
Cogent Inc.(a)	82,033	739,117
Coherent Inc.(a)	106,758	3,661,799
CTS Corp.	60,413	558,216
Cubic Corp.	41,586	1,512,899
Cymer Inc.(a)	44,777	1,345,101
Daktronics Inc.	40,911	306,833
DDi Corp.(a)	80,806	608,469
Dionex Corp.(a)	108,187	8,055,604
Electro Scientific Industries Inc.(a)	15,411	205,891
FARO Technologies Inc.(a)	99,262	1,857,192
FEI Co.(a)	63,431	1,250,225
ICx Technologies Inc.(a)	10,566	77,132
II-VI Inc.(a)	153,832	4,558,042
Keithley Instruments Inc.	68,629	605,994
LaBarge Inc.(a)	62,388	711,847
Methode Electronics Inc.	132,015	1,285,826
Multi-Fineline Electronix Inc.(a)	56,372	1,407,045
NVE Corp.(a)	28,953	1,260,324
OSI Systems Inc.(a)	74,145	2,059,007
OYO Geospace Corp.(a)	23,204	1,124,930
Park Electrochemical Corp.	78,326	1,911,938
Plexus Corp.(a)	247,552	6,619,540
Rofin-Sinar Technologies Inc.(a)	89,820	1,870,052
Rogers Corp.(a)	32,048	889,973
Sanmina-SCI Corp.(a)	487,640	6,636,780
Sonic Solutions Inc.(a)	156,130	1,303,685
Spectrum Control Inc.(a)	29,321	409,908
SRS Labs Inc.(a)	72,798	666,102
Stoneridge Inc.(a)	93,534	709,923
Taser International Inc.(a)(b)	385,224	1,502,374
Technitrol Inc.	252,201	796,955
TTM Technologies Inc.(a)	114,144	1,084,368
UQM Technologies Inc.(a)	220,525	747,580

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

June 30, 2010

Viasystems Group Inc.(a)	18,985	280,408
Watts Water Technologies Inc. Class A	16,997	487,134
Woodward Governor Co.	373,841	9,544,161
Zygo Corp.(a)	16,066	130,295

		83,889,552
ENERGY - ALTERNATE SOURCES—0.33%
Clean Energy Fuels Corp.(a)(b)	245,569	3,668,801
Comverge Inc.(a)(b)	153,984	1,379,697
Ener1 Inc.(a)(b)	373,296	1,261,740
FuelCell Energy Inc.(a)(b)	450,167	531,197
GT Solar International Inc.(a)(b)	382,500	2,142,000
Hoku Corp.(a)	8,790	29,359
MGP Ingredients Inc.(a)	9,666	64,085
Syntroleum Corp.(a)	422,006	692,090

		9,768,969
ENGINEERING & CONSTRUCTION—0.39%
Argan Inc.(a)(b)	8,852	92,326
Insituform Technologies Inc. Class A(a)	206,937	4,238,070
Mistras Group Inc.(a)	88,280	946,362
MYR Group Inc.(a)	17,985	300,170
Orion Marine Group Inc.(a)	165,218	2,346,095
Stanley Inc.(a)	85,625	3,200,662
VSE Corp.	13,183	419,483

		11,543,168
ENTERTAINMENT—0.43%
Carmike Cinemas Inc.(a)	35,091	212,651
Churchill Downs Inc.	11,030	361,784
Empire Resorts Inc.(a)	154,278	251,473
Isle of Capri Casinos Inc.(a)(b)	7,351	68,070
Lions Gate Entertainment Corp.(a)	297,276	2,074,987
National CineMedia Inc.	264,503	4,406,620
Pinnacle Entertainment Inc.(a)	22,756	215,272
Scientific Games Corp. Class A(a)	202,446	1,862,503
Shuffle Master Inc.(a)	329,362	2,638,190
Warner Music Group Corp.(a)	84,269	409,547

		12,501,097
ENVIRONMENTAL CONTROL—1.08%
Calgon Carbon Corp.(a)(b)	345,029	4,568,184
Casella Waste Systems Inc. Class A(a)	152,394	582,145
Clean Harbors Inc.(a)	141,536	9,399,406
Darling International Inc.(a)	377,043	2,831,593
Energy Recovery Inc.(a)(b)	223,011	892,044
Met-Pro Corp.	6,521	70,166
Mine Safety Appliances Co.	119,876	2,970,527
Rentech Inc.(a)	1,320,626	1,307,420
Tetra Tech Inc.(a)	378,918	7,430,582
US Ecology Inc.	104,918	1,528,655

		31,580,722
FOOD—1.49%
American Italian Pasta Co. Class A(a)	30,658	1,620,888
Arden Group Inc. Class A	7,407	650,853
B&G Foods Inc. Class A	161,638	1,742,458
Bridgford Foods Corp.	10,780	150,920
Cal-Maine Foods Inc.	78,255	2,498,682

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

June 30, 2010

Calavo Growers Inc.	67,633	1,214,689
Diamond Foods Inc.	133,759	5,497,495
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	54,143	211,158
J&J Snack Foods Corp.	82,524	3,474,260
Lance Inc.	158,949	2,621,069
Lifeway Foods Inc.(a)(b)	28,237	275,028
M&F Worldwide Corp.(a)	3,355	90,921
Pilgrim’s Pride Corp.(a)	130,660	858,436
Ruddick Corp.	140,660	4,359,053
Sanderson Farms Inc.	124,317	6,307,845
Smart Balance Inc.(a)	177,899	727,607
Tootsie Roll Industries Inc.	133,520	3,157,748
United Natural Foods Inc.(a)	265,172	7,923,339
Village Super Market Inc. Class A	18,610	488,513

		43,870,962
FOREST PRODUCTS & PAPER—0.75%
Cellu Tissue Holdings Inc.(a)	39,782	309,106
Clearwater Paper Corp.(a)	52,006	2,847,848
Deltic Timber Corp.	65,815	2,751,067
Neenah Paper Inc.	44,360	811,788
Potlatch Corp.(b)	127,860	4,568,438
Rock-Tenn Co. Class A	81,816	4,063,801
Schweitzer-Mauduit International Inc.	112,618	5,681,578
Verso Paper Corp.(a)	89,312	206,311
Wausau Paper Corp.(a)	40,959	277,292
Xerium Technologies Inc.(a)	37,381	527,820

		22,045,049
GAS—0.05%
South Jersey Industries Inc.	32,197	1,383,183

		1,383,183
HAND & MACHINE TOOLS—0.46%
Baldor Electric Co.	270,268	9,751,270
Franklin Electric Co. Inc.	131,070	3,777,437
Thermadyne Holdings Corp.(a)	3,368	36,408

		13,565,115
HEALTH CARE - PRODUCTS—7.33%
Abaxis Inc.(a)	135,722	2,908,522
ABIOMED Inc.(a)	192,314	1,861,600
Accuray Inc.(a)	313,239	2,076,775
AGA Medical Holdings Inc.(a)(b)	83,169	1,055,415
Align Technology Inc.(a)(b)	363,928	5,411,609
Alphatec Holdings Inc.(a)	243,211	1,128,499
American Medical Systems Holdings Inc.(a)	462,732	10,235,632
Arthrocare Corp.(a)	165,319	5,067,027
Atrion Corp.	9,634	1,301,072
ATS Medical Inc.(a)	319,168	1,267,097
Bruker Corp.(a)	445,431	5,416,441
Caliper Life Sciences Inc.(a)	274,553	1,172,341
CardioNet Inc.(a)	37,754	206,892
Cepheid Inc.(a)(b)	364,834	5,844,641
Cerus Corp.(a)	237,871	751,672
Clinical Data Inc.(a)(b)	64,295	799,830
Conceptus Inc.(a)(b)	190,715	2,971,340
Cutera Inc.(a)	5,642	51,963
Cyberonics Inc.(a)	170,677	4,041,631
Delcath Systems Inc.(a)(b)	228,420	1,448,183

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

June 30, 2010

DexCom Inc.(a)	352,897	4,079,489
Endologix Inc.(a)	299,646	1,357,396
ev3 Inc.(a)	509,620	11,420,584
Exactech Inc.(a)	35,248	602,036
Female Health Co. (The)	108,953	565,466
Haemonetics Corp.(a)	154,246	8,255,246
Hanger Orthopedic Group Inc.(a)	81,094	1,456,448
Hansen Medical Inc.(a)(b)	259,541	552,822
HealthTronics Inc.(a)	220,846	1,066,686
HeartWare International Inc.(a)	57,353	4,018,725
ICU Medical Inc.(a)	17,157	551,941
Immucor Inc.(a)	429,057	8,173,536
Insulet Corp.(a)	232,846	3,504,332
Invacare Corp.	10,758	223,121
IRIS International Inc.(a)	100,089	1,014,902
Kensey Nash Corp.(a)	48,872	1,158,755
LCA-Vision Inc.(a)	114,086	632,036
Luminex Corp.(a)	230,276	3,735,077
MAKO Surgical Corp.(a)(b)	156,445	1,947,740
Masimo Corp.	318,680	7,587,771
MELA Sciences Inc.(a)(b)	141,849	1,055,357
Merge Healthcare Inc.(a)	315,889	925,555
Meridian Bioscience Inc.	249,599	4,243,183
Merit Medical Systems Inc.(a)	157,006	2,523,086
Metabolix Inc.(a)(b)	163,871	2,344,994
Microvision Inc.(a)(b)	546,032	1,616,255
Micrus Endovascular Corp.(a)	99,363	2,065,757
Natus Medical Inc.(a)	174,605	2,844,315
NuVasive Inc.(a)(b)	240,326	8,521,960
NxStage Medical Inc.(a)	141,441	2,098,984
OraSure Technologies Inc.(a)	282,319	1,307,137
Orthofix International NV(a)	108,231	3,468,804
Orthovita Inc.(a)	411,119	834,572
Palomar Medical Technologies Inc.(a)	66,106	739,726
PSS World Medical Inc.(a)	351,007	7,423,798
PURE Bioscience(a)	212,910	508,855
Quidel Corp.(a)(b)	132,957	1,687,224
Rochester Medical Corp.(a)	57,647	544,764
SenoRx Inc.(a)	102,049	1,120,498
Sirona Dental Systems Inc.(a)	205,334	7,153,837
Solta Medical Inc.(a)	106,373	202,109
Somanetics Corp.(a)	73,518	1,834,274
SonoSite Inc.(a)	89,659	2,430,655
Spectranetics Corp.(a)	203,940	1,056,409
Staar Surgical Co.(a)	213,473	1,221,066
Stereotaxis Inc.(a)(b)	176,534	584,328
Steris Corp.	345,236	10,729,935
SurModics Inc.(a)(b)	62,047	1,018,191
Syneron Medical Ltd.(a)	52,150	536,102
Synovis Life Technologies Inc.(a)	69,634	1,064,008
TomoTherapy Inc.(a)	101,354	322,306
Unilife Corp.(a)	296,433	1,725,240
Vascular Solutions Inc.(a)	103,103	1,288,787
Vital Images Inc.(a)	63,137	804,997
Volcano Corp.(a)	308,331	6,727,782
West Pharmaceutical Services Inc.	204,203	7,451,367
Wright Medical Group Inc.(a)	150,334	2,497,048
Young Innovations Inc.	12,197	343,346
Zoll Medical Corp.(a)	131,430	3,561,753

		215,350,655

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

June 30, 2010

HEALTH CARE - SERVICES—2.04%
Air Methods Corp.(a)	68,680	2,043,230
Alliance Healthcare Services Inc.(a)	168,076	679,027
Allied Healthcare International Inc.(a)	21,091	48,931
Almost Family Inc.(a)	50,313	1,757,433
Amedisys Inc.(a)(b)	175,181	7,702,709
America Service Group Inc.	55,017	946,292
American Dental Partners Inc.(a)	6,109	73,980
AMERIGROUP Corp.(a)	41,384	1,344,152
Bio-Reference Laboratories Inc.(a)	147,221	3,263,890
Continucare Corp.(a)	135,487	453,881
Emeritus Corp.(a)(b)	122,764	2,002,281
Ensign Group Inc. (The)	83,163	1,373,853
Genoptix Inc.(a)	107,802	1,854,194
Gentiva Health Services Inc.(a)	56,992	1,539,354
HealthSouth Corp.(a)	541,767	10,136,461
IPC The Hospitalist Co. Inc.(a)	99,757	2,503,901
LHC Group Inc.(a)(b)	96,081	2,666,248
Metropolitan Health Networks Inc.(a)	244,213	910,915
Molina Healthcare Inc.(a)	46,781	1,347,293
Neostem Inc.(a)	154,845	283,366
Odyssey Healthcare Inc.(a)	194,909	5,207,968
Psychiatric Solutions Inc.(a)	256,703	8,399,322
RehabCare Group Inc.(a)	27,613	601,411
Sunrise Senior Living Inc.(a)	341,909	950,507
U.S. Physical Therapy Inc.(a)	58,450	986,636
Virtual Radiologic Corp.(a)(b)	44,659	766,348

		59,843,583
HOLDING COMPANIES - DIVERSIFIED—0.09%
Heckmann Corp.(a)	543,989	2,524,109
Primoris Services Corp.(b)	15,194	95,722

		2,619,831
HOME BUILDERS—0.07%
Cavco Industries Inc.(a)	7,831	275,495
Winnebago Industries Inc.(a)	178,241	1,771,715

		2,047,210
HOME FURNISHINGS—0.36%
American Woodmark Corp.	3,855	65,920
DTS Inc.(a)	106,849	3,512,127
Ethan Allen Interiors Inc.	51,730	723,703
La-Z-Boy Inc.(a)	34,159	253,801
Sealy Corp.(a)(b)	111,677	298,178
TiVo Inc.(a)	709,193	5,233,844
Universal Electronics Inc.(a)	31,797	528,784
		10,616,357
HOUSEHOLD PRODUCTS & WARES—0.18%
American Greetings Corp. Class A	14,903	279,580
Blyth Inc.	9,969	339,644
Ennis Inc.	32,727	491,232
Kid Brands Inc.(a)	14,741	103,629
Oil-Dri Corp. of America	5,434	124,710
Standard Register Co. (The)	108,968	342,160
Summer Infant Inc.(a)	65,739	430,591
WD-40 Co.	96,500	3,223,100

		5,334,646

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

June 30, 2010

HOUSEWARES—0.09%
National Presto Industries Inc.	29,479	2,737,420

		2,737,420
INSURANCE—0.22%
CNO Financial Group Inc.(a)	111,248	550,678
Crawford & Co. Class B(a)	145,796	460,715
eHealth Inc.(a)	144,768	1,646,012
First American Financial Corp.	38,055	482,538
Life Partners Holdings Inc.(b)	40,222	822,942
Tower Group Inc.	112,421	2,420,424

		6,383,309
INTERNET—5.62%
1-800-FLOWERS.COM Inc.(a)(b)	11,140	22,948
AboveNet Inc.(a)	138,103	6,515,700
Ancestry.com Inc.(a)	115,860	2,041,453
Archipelago Learning Inc.(a)	71,721	819,771
Ariba Inc.(a)	551,824	8,790,556
Art Technology Group Inc.(a)	964,753	3,299,455
Blue Coat Systems Inc.(a)	255,559	5,221,070
Blue Nile Inc.(a)(b)	77,531	3,650,160
Cogent Communications Group Inc.(a)	275,830	2,090,791
comScore Inc.(a)	139,350	2,295,095
Constant Contact Inc.(a)(b)	174,830	3,729,124
CyberSource Corp.(a)	435,864	11,127,608
DealerTrack Holdings Inc.(a)	208,027	3,422,044
Dice Holdings Inc.(a)	98,068	678,631
Digital River Inc.(a)	30,581	731,192
Drugstore.com Inc.(a)	570,808	1,758,089
ePlus Inc.(a)	1,679	29,383
eResearchTechnology Inc.(a)	299,114	2,357,018
Global Sources Ltd.(a)	132,456	1,038,455
GSI Commerce Inc.(a)	381,038	10,973,894
Health Grades Inc.(a)	158,188	949,128
InfoSpace Inc.(a)	28,802	216,591
Internet Brands Inc. Class A(a)	41,886	432,682
Internet Capital Group Inc.(a)	16,708	126,981
j2 Global Communications Inc.(a)	192,326	4,200,400
Keynote Systems Inc.	9,943	89,686
KIT Digital Inc.(a)	121,227	1,069,222
Knot Inc. (The)(a)	99,764	776,164
Lionbridge Technologies Inc.(a)	366,695	1,675,796
Liquidity Services Inc.(a)	87,204	1,130,164
Local.com Corp.(a)	97,772	668,760
LoopNet Inc.(a)	119,741	1,476,407
ModusLink Global Solutions Inc.(a)	16,909	101,961
Move Inc.(a)	959,151	1,966,260
Network Engines Inc.(a)	220,130	596,552
NIC Inc.	342,192	2,193,451
NutriSystem Inc.(b)	192,746	4,421,593
Online Resources Corp.(a)	57,047	236,745
OpenTable Inc.(a)(b)	96,936	4,019,936
Openwave Systems Inc.(a)	513,378	1,042,157
Orbitz Worldwide Inc.(a)	120,382	458,655
Overstock.com Inc.(a)(b)	90,425	1,633,980
Perficient Inc.(a)	96,778	862,292
QuinStreet Inc.(a)(b)	61,449	707,278
Rackspace Hosting Inc.(a)(b)	594,780	10,908,265
ReachLocal Inc.(a)	29,306	380,099

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

June 30, 2010

RightNow Technologies Inc.(a)	133,208	2,090,034
Safeguard Scientifics Inc.(a)	12,772	134,872
Sapient Corp.	632,095	6,409,443
Shutterfly Inc.(a)	164,675	3,945,613
SonicWALL Inc.(a)	303,042	3,560,744
Sourcefire Inc.(a)	168,455	3,200,645
SPS Commerce Inc.(a)	28,702	333,517
Stamps.com Inc.(a)	64,441	660,520
Support.com Inc.(a)	285,767	1,188,791
TechTarget Inc.(a)	63,009	338,988
TeleCommunication Systems Inc.(a)	115,198	476,920
Terremark Worldwide Inc.(a)	358,009	2,796,050
TIBCO Software Inc.(a)	1,019,193	12,291,468
Travelzoo Inc.(a)	34,278	424,362
United Online Inc.	114,505	659,549
US Auto Parts Network Inc.(a)	80,002	480,012
ValueClick Inc.(a)	389,169	4,160,217
Vasco Data Security International Inc.(a)	134,367	829,044
Vitacost.com Inc.(a)	87,854	789,807
Vocus Inc.(a)	103,050	1,574,604
Websense Inc.(a)	265,333	5,014,794
Zix Corp.(a)(b)	344,590	778,773

		165,072,409
INVESTMENT COMPANIES—0.00%
MVC Capital Inc.	9,039	116,784

		116,784
IRON & STEEL—0.02%
Metals USA Holdings Corp.(a)	36,687	548,471
Shiloh Industries Inc.(a)	15,505	131,172

		679,643
LEISURE TIME—1.00%
Ambassadors Group Inc.	117,485	1,326,406
Brunswick Corp.	543,018	6,749,714
Interval Leisure Group Inc.(a)	244,660	3,046,017
Life Time Fitness Inc.(a)	227,168	7,221,671
Marine Products Corp.(a)	60,576	342,860
Multimedia Games Inc.(a)	20,928	94,176
Polaris Industries Inc.(b)	191,099	10,437,827

		29,218,671
LODGING—0.10%
Ameristar Casinos Inc.	162,593	2,448,651
Monarch Casino & Resort Inc.(a)	15,207	154,047
Morgans Hotel Group Co.(a)	47,466	292,390

		2,895,088
MACHINERY—1.80%
Alamo Group Inc.	2,493	54,098
Albany International Corp. Class A	31,364	507,783
Altra Holdings Inc.(a)	164,264	2,138,717
Applied Industrial Technologies Inc.	259,684	6,575,199
Briggs & Stratton Corp.	190,922	3,249,493
Cognex Corp.	192,660	3,386,963
DXP Enterprises Inc.(a)	50,480	790,012
Flow International Corp.(a)	248,790	587,144
Gorman-Rupp Co. (The)	74,648	1,869,932

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

June 30, 2010

Intermec Inc.(a)	178,881	1,833,530
Intevac Inc.(a)	52,538	560,581
iRobot Corp.(a)(b)	129,181	2,427,311
Kadant Inc.(a)	20,139	350,821
Lindsay Corp.(b)	76,756	2,432,398
Middleby Corp. (The)(a)(b)	102,025	5,426,710
NACCO Industries Inc. Class A	32,715	2,903,783
Nordson Corp.	209,325	11,738,946
Park-Ohio Holdings Corp.(a)	47,868	688,821
Presstek Inc.(a)	167,702	591,988
Sauer-Danfoss Inc.(a)	70,760	864,687
Tennant Co.	115,978	3,922,376
Twin Disc Inc.	6,680	75,885

		52,977,178
MANUFACTURING—3.22%
A.O. Smith Corp.	138,372	6,668,147
Actuant Corp. Class A	416,635	7,845,237
Acuity Brands Inc.	266,823	9,707,021
AZZ Inc.	71,704	2,636,556
Barnes Group Inc.	262,479	4,302,031
Blount International Inc.(a)	293,263	3,011,811
Brink’s Co. (The)	247,634	4,712,475
CLARCOR Inc.	289,586	10,286,095
Colfax Corp.(a)	147,307	1,533,466
Eastman Kodak Co.(a)	1,647,999	7,152,316
EnPro Industries Inc.(a)	52,768	1,485,419
GP Strategies Corp.(a)	26,327	191,134
Hexcel Corp.(a)	489,704	7,595,309
Koppers Holdings Inc.	125,956	2,831,491
Lancaster Colony Corp.	118,822	6,340,342
LSB Industries Inc.(a)	105,338	1,402,049
Matthews International Corp. Class A	185,528	5,432,260
PMFG Inc.(a)	90,744	1,374,771
Polypore International Inc.(a)	133,411	3,033,766
Raven Industries Inc.	99,705	3,361,055
Smith & Wesson Holding Corp.(a)(b)	346,577	1,417,500
Standex International Corp.	13,986	354,545
Sturm, Ruger & Co. Inc.(b)	117,404	1,682,399
Tredegar Corp.	11,127	181,593

		94,538,788
MEDIA—0.78%
Acacia Research Corp.(a)	207,543	2,953,337
Beasley Broadcast Group Inc. Class A(a)	19,562	95,267
Belo Corp. Class A(a)	559,222	3,181,973
Cambium Learning Group Inc.(a)	86,594	311,738
CKX Inc.(a)	59,305	295,932
Crown Media Holdings Inc. Class A(a)(b)	16,086	28,311
Cumulus Media Inc. Class A(a)	25,380	67,765
Dex One Corp.(a)	19,220	365,180
DG FastChannel Inc.(a)	153,830	5,011,781
Dolan Co. (The)(a)	81,135	902,221
Entercom Communications Corp.(a)	119,828	1,056,883
Entravision Communications Corp. Class A(a)	297,146	626,978
Journal Communications Inc. Class A(a)	33,655	133,610
Lee Enterprises Inc.(a)	274,476	705,403
Lin TV Corp. Class A(a)	13,846	74,907
LodgeNet Interactive Corp.(a)	48,711	180,718
Martha Stewart Living Omnimedia Inc. Class A(a)	162,441	799,210
McClatchy Co. (The)(a)	365,143	1,329,121
Media General Inc. Class A(a)	28,014	273,417

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

June 30, 2010

Nexstar Broadcasting Group Inc.(a)	12,309	53,913
Playboy Enterprises Inc. Class B(a)	93,798	393,952
PRIMEDIA Inc.	29,977	87,833
Sinclair Broadcast Group Inc. Class A(a)	19,849	115,720
SuperMedia Inc.(a)	78,484	1,435,472
Value Line Inc.(b)	8,476	153,755
Westwood One Inc.(a)	32,051	316,343
World Wrestling Entertainment Inc.	128,993	2,007,131

		22,957,871
METAL FABRICATE & HARDWARE—0.76%
Ampco-Pittsburgh Corp.	5,190	108,108
CIRCOR International Inc.	5,871	150,180
Dynamic Materials Corp.	32,989	529,143
Hawk Corp. Class A(a)	30,195	768,463
Haynes International Inc.	9,454	291,467
Kaydon Corp.	205,147	6,741,130
Mueller Industries Inc.	31,105	765,183
Mueller Water Products Inc. Class A	884,597	3,281,855
Omega Flex Inc.(b)	17,254	251,563
RBC Bearings Inc.(a)	133,422	3,867,904
Sun Hydraulics Corp.	76,558	1,796,051
TriMas Corp.(a)	91,779	1,038,020
Worthington Industries Inc.	223,380	2,872,667

		22,461,734
MINING—1.33%
Allied Nevada Gold Corp.(a)(b)	388,746	7,650,521
AMCOL International Corp.	146,149	3,434,501
Brush Engineered Materials Inc.(a)	9,580	191,408
Capital Gold Corp.(a)	296,927	1,187,708
Coeur d’Alene Mines Corp.(a)	34,947	551,464
General Moly Inc.(a)	393,734	1,212,701
Globe Specialty Metals Inc.(a)	375,993	3,884,008
Golden Star Resources Ltd.(a)	1,581,490	6,926,926
Horsehead Holding Corp.(a)	13,222	99,958
Jaguar Mining Inc.(a)	515,572	4,552,501
Noranda Aluminium Holding Corp.(a)	70,220	451,515
RTI International Metals Inc.(a)	24,257	584,836
Stillwater Mining Co.(a)	272,630	3,167,961
Thompson Creek Metals Co. Inc.(a)	90,650	786,842
United States Lime & Minerals Inc.(a)	15,870	611,312
Uranium Energy Corp.(a)(b)	370,739	874,944
US Gold Corp.(a)	546,475	2,737,840

		38,906,946
MISCELLANEOUS - MANUFACTURING—0.20%
John Bean Technologies Corp.	172,591	2,632,013
STR Holdings Inc.(a)(b)	173,915	3,269,602

		5,901,615
OFFICE FURNISHINGS—0.75%
CompX International Inc.	5,359	52,786
Herman Miller Inc.	349,756	6,599,896
HNI Corp.	277,357	7,652,279
Interface Inc. Class A	310,104	3,330,517
Knoll Inc.	288,745	3,837,421
Steelcase Inc. Class A	54,168	419,802

		21,892,701

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

June 30, 2010

OIL & GAS—2.25%
Abraxas Petroleum Corp.(a)	149,373	418,244
American Oil & Gas Inc.(a)	307,862	1,933,373
Apco Oil and Gas International Inc.	56,224	1,321,826
Arena Resources Inc.(a)	242,273	7,728,509
BPZ Resources Inc.(a)(b)	142,692	592,172
Brigham Exploration Co.(a)	714,020	10,981,628
Callon Petroleum Co.(a)	176,036	1,109,027
CAMAC Energy Inc.(a)	291,787	1,088,365
Carrizo Oil & Gas Inc.(a)(b)	191,219	2,969,631
Cheniere Energy Inc.(a)(b)	126,299	356,163
Clayton Williams Energy Inc.(a)	32,374	1,363,593
Contango Oil & Gas Co.(a)	47,603	2,130,234
Endeavour International Corp.(a)(b)	866,163	918,133
Energy XXI (Bermuda) Ltd.(a)	310,515	4,899,927
Evolution Petroleum Corp.(a)	90,161	451,707
FX Energy Inc.(a)	266,798	965,809
Gulfport Energy Corp.(a)	165,741	1,965,688
Houston American Energy Corp.	110,391	1,088,455
Isramco Inc.(a)(b)	7,165	338,045
Kodiak Oil & Gas Corp.(a)	693,754	2,213,075
Magnum Hunter Resources Corp.(a)	295,794	1,289,662
McMoRan Exploration Co.(a)	510,532	5,672,011
Northern Oil and Gas Inc.(a)	271,190	3,482,080
Panhandle Oil and Gas Inc.	44,191	1,167,968
PetroQuest Energy Inc.(a)	77,535	524,137
RAM Energy Resources Inc.(a)	310,875	643,511
Resolute Energy Corp.(a)	20,292	248,374
Rex Energy Corp.(a)	33,128	334,593
Rosetta Resources Inc.(a)	198,145	3,925,252
Stone Energy Corp.(a)	18,580	207,353
TransAtlantic Petroleum Ltd.(a)	899,649	2,851,887
VAALCO Energy Inc.	36,144	202,406
Venoco Inc.(a)	28,105	462,889
W&T Offshore Inc.	13,606	128,713
Warren Resources Inc.(a)	70,846	205,453

		66,179,893
OIL & GAS SERVICES—1.29%
Boots & Coots Inc.(a)	454,629	1,341,156
CARBO Ceramics Inc.	117,131	8,455,687
Dril-Quip Inc.(a)	208,318	9,170,158
ION Geophysical Corp.(a)	778,651	2,709,705
Key Energy Services Inc.(a)	44,375	407,363
Lufkin Industries Inc.	183,586	7,158,018
Matrix Service Co.(a)	25,720	239,453
Newpark Resources Inc.(a)	37,274	225,508
RPC Inc.	177,434	2,421,974
Tetra Technologies Inc.(a)	51,130	464,260
World Fuel Services Corp.	200,318	5,196,249

		37,789,531
PACKAGING & CONTAINERS—0.20%
AEP Industries Inc.(a)	12,516	298,882
Astronics Corp.(a)	53,294	871,890
Graham Packaging Co. Inc.(a)	8,402	100,572
Silgan Holdings Inc.	163,431	4,638,172

		5,909,516

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

June 30, 2010

PHARMACEUTICALS—5.47%
Accelrys Inc.(a)	171,106	1,103,634
Acura Pharmaceuticals Inc.(a)(b)	54,411	136,572
Akorn Inc.(a)(b)	340,235	1,010,498
Alexza Pharmaceuticals Inc.(a)	237,065	644,817
Alimera Sciences Inc.(a)	39,930	297,079
Alkermes Inc.(a)	162,243	2,019,925
Allos Therapeutics Inc.(a)	481,904	2,954,072
Alnylam Pharmaceuticals Inc.(a)(b)	223,805	3,361,551
Antares Pharma Inc.(a)	430,736	758,095
Anthera Pharmaceuticals Inc.(a)	34,758	186,303
Aoxing Pharmaceutical Co. Inc.(a)	147,514	480,896
Ardea Biosciences Inc.(a)(b)	81,849	1,682,815
Array BioPharma Inc.(a)	327,365	998,463
Auxilium Pharmaceuticals Inc.(a)	256,077	6,017,810
AVANIR Pharmaceuticals Inc. Class A(a)(b)	444,297	1,141,843
AVI BioPharma Inc.(a)(b)	675,763	1,087,978
Biodel Inc.(a)(b)	102,140	386,089
BioScrip Inc.(a)	176,813	926,500
BioSpecifics Technologies Corp.(a)	23,622	469,605
Cadence Pharmaceuticals Inc.(a)(b)	153,289	1,074,556
Caraco Pharmaceutical Laboratories Ltd.(a)	5,576	26,319
Catalyst Health Solutions Inc.(a)	233,107	8,042,192
Chelsea Therapeutics International Ltd.(a)	195,036	571,455
Clarient Inc.(a)	336,581	1,036,669
Combinatorx Inc.(a)	401,783	582,585
Corcept Therapeutics Inc.(a)	154,317	481,469
Cubist Pharmaceuticals Inc.(a)	358,572	7,386,583
Cumberland Pharmaceuticals Inc.(a)(b)	75,366	483,850
Cypress Bioscience Inc.(a)	30,766	70,762
Depomed Inc.(a)	323,007	904,420
DURECT Corp.(a)	534,348	1,298,466
Dyax Corp.(a)	599,864	1,361,691
Dynavax Technologies Corp.(a)	437,958	814,602
Emergent BioSolutions Inc.(a)	108,704	1,776,223
Eurand NV(a)	111,971	1,084,999
Furiex Pharmaceuticals Inc.(a)	47,229	479,847
Hi-Tech Pharmacal Co. Inc.(a)	55,243	1,265,617
Idenix Pharmaceuticals Inc.(a)	220,077	1,100,385
Impax Laboratories Inc.(a)	343,727	6,551,437
Infinity Pharmaceuticals Inc.(a)	62,675	370,409
Inspire Pharmaceuticals Inc.(a)	365,875	1,825,716
Ironwood Pharmaceuticals Inc.(a)	118,258	1,409,635
Isis Pharmaceuticals Inc.(a)(b)	578,124	5,532,647
Jazz Pharmaceuticals Inc.(a)	86,162	674,648
Keryx Biopharmaceuticals Inc.(a)	312,439	1,143,527
Lannett Co. Inc.(a)	20,262	92,597
Ligand Pharmaceuticals Inc. Class B(a)	724,919	1,058,382
MannKind Corp.(a)(b)	378,770	2,420,340
MAP Pharmaceuticals Inc.(a)	84,440	1,107,853
Medicines Co. (The)(a)	180,619	1,374,511
Medivation Inc.(a)(b)	208,387	1,842,141
Nabi Biopharmaceuticals(a)	274,169	1,491,479
Nature’s Sunshine Products Inc.(a)	46,398	388,351
Neogen Corp.(a)	138,310	3,602,976
Neurocrine Biosciences Inc.(a)	301,646	1,689,218
NeurogesX Inc.(a)(b)	68,848	456,462
NPS Pharmaceuticals Inc.(a)	362,233	2,332,781
Obagi Medical Products Inc.(a)	105,446	1,246,372
Onyx Pharmaceuticals Inc.(a)	384,550	8,302,434
Opko Health Inc.(a)(b)	542,244	1,225,471
Osiris Therapeutics Inc.(a)(b)	103,882	603,554

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

June 30, 2010

Pain Therapeutics Inc.(a)	218,697	1,215,955
PetMed Express Inc.	141,348	2,515,994
Pharmacyclics Inc.(a)	232,665	1,549,549
Pharmasset Inc.(a)	179,801	4,915,759
PharMerica Corp.(a)	72,534	1,063,348
POZEN Inc.(a)(b)	163,682	1,147,411
Progenics Pharmaceuticals Inc.(a)	124,887	684,381
Questcor Pharmaceuticals Inc.(a)	338,144	3,452,450
Rigel Pharmaceuticals Inc.(a)	319,599	2,301,113
Salix Pharmaceuticals Ltd.(a)	349,828	13,653,787
Santarus Inc.(a)	323,447	802,149
Schiff Nutrition International Inc.	19,017	135,401
SciClone Pharmaceuticals Inc.(a)	230,191	612,308
SIGA Technologies Inc.(a)(b)	192,789	1,484,475
Somaxon Pharmaceuticals Inc.(a)	173,236	623,650
Spectrum Pharmaceuticals Inc.(a)(b)	303,056	1,187,980
Star Scientific Inc.(a)(b)	591,367	969,842
Sucampo Pharmaceuticals Inc.(a)	4,990	17,615
Synta Pharmaceuticals Corp.(a)	136,081	367,419
Synutra International Inc.(a)(b)	110,575	1,787,998
Targacept Inc.(a)	146,167	2,825,408
Theravance Inc.(a)(b)	383,751	4,823,750
USANA Health Sciences Inc.(a)(b)	37,167	1,357,711
Vanda Pharmaceuticals Inc.(a)	171,808	1,135,651
VIVUS Inc.(a)(b)	496,645	4,767,792
XenoPort Inc.(a)(b)	168,777	1,655,702
Zymogenetics Inc.(a)(b)	325,049	1,371,707

		160,676,481
REAL ESTATE—0.06%
HFF Inc. Class A(a)	74,078	523,731
Kennedy-Wilson Holdings Inc.(a)	119,287	1,204,799

		1,728,530
REAL ESTATE INVESTMENT TRUSTS—1.53%
Acadia Realty Trust	50,258	845,340
Alexander’s Inc.(a)	8,226	2,491,820
Associated Estates Realty Corp.	106,834	1,383,500
DuPont Fabros Technology Inc.	93,433	2,294,714
EastGroup Properties Inc.	73,861	2,627,974
Equity Lifestyle Properties Inc.(b)	105,860	5,105,628
Equity One Inc.	30,550	476,580
FelCor Lodging Trust Inc.(a)	194,608	971,094
Getty Realty Corp.	57,665	1,292,273
Home Properties Inc.	79,467	3,581,578
LTC Properties Inc.	25,738	624,661
Mid-America Apartment Communities Inc.(b)	113,797	5,857,132
National Health Investors Inc.(b)	64,238	2,477,017
Omega Healthcare Investors Inc.(b)	110,546	2,203,182
PS Business Parks Inc.	22,128	1,234,300
Saul Centers Inc.	25,484	1,035,415
Strategic Hotels & Resorts Inc.(a)	213,284	936,317
Tanger Factory Outlet Centers Inc.	142,475	5,895,615
Universal Health Realty Income Trust	35,675	1,146,238
Washington Real Estate Investment Trust	93,087	2,568,270

		45,048,648
RETAIL—7.56%
99 Cents Only Stores(a)	241,744	3,577,811
AFC Enterprises Inc.(a)	127,683	1,161,915
America’s Car-Mart Inc.(a)	31,203	706,124

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

June 30, 2010

AnnTaylor Stores Corp.(a)	360,600	5,866,962
Asbury Automotive Group Inc.(a)	177,889	1,874,950
Bebe Stores Inc.	38,894	248,922
Big 5 Sporting Goods Corp.	125,979	1,655,364
Biglari Holdings Inc.(a)	827	237,266
BJ’s Restaurants Inc.(a)	137,797	3,252,009
Bon-Ton Stores Inc. (The)(a)	25,050	244,238
Brown Shoe Co. Inc.	181,811	2,759,891
Buckle Inc. (The)(b)	152,240	4,935,621
Buffalo Wild Wings Inc.(a)	111,531	4,079,804
California Pizza Kitchen Inc.(a)	118,764	1,799,275
Caribou Coffee Co. Inc.(a)(b)	44,620	422,551
Carrols Restaurant Group Inc.(a)	74,932	342,439
Casey’s General Stores Inc.	119,790	4,180,671
Cash America International Inc.	59,200	2,028,784
Casual Male Retail Group Inc.(a)	226,360	774,151
Cato Corp. (The) Class A	171,067	3,766,895
CEC Entertainment Inc.(a)	134,965	4,758,866
Cheesecake Factory Inc. (The)(a)	370,860	8,255,344
Children’s Place Retail Stores Inc. (The)(a)	153,476	6,756,014
Christopher & Banks Corp.	122,847	760,423
Citi Trends Inc.(a)	91,177	3,003,370
CKE Restaurants Inc.	338,697	4,243,873
Coldwater Creek Inc.(a)	369,921	1,242,935
Collective Brands Inc.(a)	271,735	4,293,413
Conn’s Inc.(a)	4,894	28,777
Cracker Barrel Old Country Store Inc.	135,770	6,321,451
Denny’s Corp.(a)	610,706	1,587,836
Destination Maternity Corp.(a)	30,002	759,051
DineEquity Inc.(a)(b)	110,131	3,074,858
Domino’s Pizza Inc.(a)	83,968	948,838
Dress Barn Inc.(a)	342,341	8,151,139
DSW Inc. Class A(a)	86,634	1,945,800
Einstein Noah Restaurant Group Inc.(a)	34,038	367,270
Express Inc.(a)	97,873	1,602,181
EZCORP Inc.(a)	262,856	4,875,979
Finish Line Inc. (The) Class A	93,282	1,299,418
First Cash Financial Services Inc.(a)	184,721	4,026,918
Genesco Inc.(a)	14,811	389,677
Group 1 Automotive Inc.(a)	33,012	776,772
Haverty Furniture Companies Inc.	13,646	167,709
hhgregg Inc.(a)	80,947	1,887,684
Hibbett Sports Inc.(a)	176,971	4,240,225
Hot Topic Inc.(a)	115,630	587,400
HSN Inc.(a)	238,475	5,723,400
Jack in the Box Inc.(a)	313,310	6,093,880
Jamba Inc.(a)	363,595	774,457
Jo-Ann Stores Inc.(a)	167,868	6,296,729
Jos. A. Bank Clothiers Inc.(a)	112,689	6,084,079
Kenneth Cole Productions Inc. Class A(a)	14,582	160,548
Kirkland’s Inc.(a)	102,500	1,729,688
Krispy Kreme Doughnuts Inc.(a)(b)	359,726	1,212,277
Lithia Motors Inc. Class A	13,445	83,090
Lumber Liquidators Holdings Inc.(a)	136,300	3,179,879
McCormick & Schmick’s Seafood Restaurants Inc.(a)	36,363	271,268
New York & Co. Inc.(a)	9,141	20,933
Nu Skin Enterprises Inc. Class A	302,303	7,536,414
OfficeMax Inc.(a)	188,732	2,464,840
P.F. Chang’s China Bistro Inc.(b)	142,207	5,638,508
Pantry Inc. (The)(a)	10,795	152,317
Papa John’s International Inc.(a)	100,664	2,327,352
Penske Automotive Group Inc.(a)	102,367	1,162,889
Pier 1 Imports Inc.(a)	641,092	4,109,400
PriceSmart Inc.	97,132	2,256,376

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

June 30, 2010

Retail Ventures Inc.(a)	141,385	1,105,631
Rite Aid Corp.(a)	257,393	252,245
rue21 Inc.(a)(b)	89,994	2,730,418
Ruth’s Hospitality Group Inc.(a)	183,273	766,081
Sally Beauty Holdings Inc.(a)	523,698	4,294,324
School Specialty Inc.(a)	41,452	749,038
Select Comfort Corp.(a)	284,612	2,490,355
Shoe Carnival Inc.(a)	9,968	204,444
Sonic Automotive Inc.(a)	39,484	337,983
Sonic Corp.(a)	374,991	2,906,180
Sport Supply Group Inc.	11,796	158,774
Stein Mart Inc.(a)	68,151	424,581
Susser Holdings Corp.(a)	7,686	90,618
Systemax Inc.	54,870	826,891
Talbots Inc. (The)(a)(b)	375,839	3,874,900
Texas Roadhouse Inc.(a)	352,104	4,443,552
Titan Machinery Inc.(a)	25,448	334,132
Ulta Salon Cosmetics & Fragrance Inc.(a)	192,537	4,555,425
Under Armour Inc. Class A(a)(b)	216,010	7,156,411
Vitamin Shoppe Inc.(a)	97,765	2,507,672
Wet Seal Inc. Class A(a)	456,785	1,667,265
Winmark Corp.	14,645	490,168
Zumiez Inc.(a)(b)	126,121	2,031,809

		221,946,085
SAVINGS & LOANS—0.07%
Heritage Financial Group	2,981	32,254
Investors Bancorp Inc.(a)	40,175	527,096
Oritani Financial Corp.	105,144	1,051,440
ViewPoint Financial Group	23,042	319,132

		1,929,922
SEMICONDUCTORS—4.85%
Actel Corp.(a)	74,715	957,846
Advanced Analogic Technologies Inc.(a)	55,595	177,348
Alpha & Omega Semiconductor Ltd.(a)	2,839	39,207
Amkor Technology Inc.(a)(b)	644,532	3,551,371
ANADIGICS Inc.(a)	295,265	1,287,355
Applied Micro Circuits Corp.(a)	402,101	4,214,018
ATMI Inc.(a)	11,536	168,887
Axcelis Technologies Inc.(a)	54,088	83,836
AXT Inc.(a)	77,964	351,618
Brooks Automation Inc.(a)	233,767	1,807,019
Cabot Microelectronics Corp.(a)	32,552	1,125,974
Cavium Networks Inc.(a)	272,105	7,126,430
CEVA Inc.(a)	120,025	1,512,315
Cirrus Logic Inc.(a)	402,028	6,356,063
Cohu Inc.	27,413	332,520
Conexant Systems Inc.(a)	496,999	1,113,278
Diodes Inc.(a)	208,321	3,306,054
Entegris Inc.(a)	254,831	1,011,679
Entropic Communications Inc.(a)	344,855	2,186,381
Exar Corp.(a)	24,198	167,692
FSI International Inc.(a)	196,806	824,617
GSI Technology Inc.(a)	83,697	478,747
Hittite Microwave Corp.(a)	167,570	7,497,082
Ikanos Communications Inc.(a)	22,212	35,761
Integrated Device Technology Inc.(a)	613,424	3,036,449
Integrated Silicon Solution Inc.(a)	142,112	1,071,524
IPG Photonics Corp.(a)	159,192	2,424,494
IXYS Corp.(a)	93,742	828,679
Kopin Corp.(a)	155,131	525,894

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

June 30, 2010

Kulicke and Soffa Industries Inc.(a)	430,931	3,025,136
Lattice Semiconductor Corp.(a)	710,857	3,085,119
LTX-Credence Corp.(a)	900,203	2,547,575
Mattson Technology Inc.(a)	306,342	1,161,036
MaxLinear Inc.(a)	45,645	638,117
Micrel Inc.	311,769	3,173,808
Microsemi Corp.(a)	193,879	2,836,450
Microtune Inc.(a)	47,252	100,647
Mindspeed Technologies Inc.(a)	195,932	1,467,531
MIPS Technologies Inc. Class A(a)	282,937	1,445,808
MKS Instruments Inc.(a)	128,051	2,397,115
Monolithic Power Systems Inc.(a)	198,698	3,548,746
MoSys Inc.(a)	165,906	733,305
Nanometrics Inc.(a)	109,090	1,100,718
NetLogic Microsystems Inc.(a)(b)	384,140	10,448,608
OmniVision Technologies Inc.(a)	244,007	5,231,510
Pericom Semiconductor Corp.(a)	17,769	170,582
PLX Technology Inc.(a)	228,477	957,319
Power Integrations Inc.	151,444	4,875,740
Richardson Electronics Ltd.	24,829	223,461
Rubicon Technology Inc.(a)(b)	87,356	2,602,335
Rudolph Technologies Inc.(a)	179,368	1,354,228
Semtech Corp.(a)	381,277	6,241,505
Silicon Image Inc.(a)	358,038	1,256,713
Standard Microsystems Corp.(a)	42,386	986,746
Supertex Inc.(a)	60,437	1,490,376
Tessera Technologies Inc.(a)	178,375	2,862,919
TriQuint Semiconductor Inc.(a)	951,908	5,816,158
Ultra Clean Holdings Inc.(a)	132,479	1,128,721
Ultratech Inc.(a)	118,848	1,933,657
Veeco Instruments Inc.(a)(b)	248,695	8,525,265
Virage Logic Corp.(a)	140,183	1,666,776
Volterra Semiconductor Corp.(a)	152,263	3,511,185
Zoran Corp.(a)	31,641	301,855

		142,446,908
SOFTWARE—6.58%
ACI Worldwide Inc.(a)	208,939	4,068,042
Actuate Corp.(a)	279,355	1,243,130
Acxiom Corp.(a)	419,334	6,160,017
Advent Software Inc.(a)	96,889	4,549,907
American Reprographics Co.(a)	32,622	284,790
American Software Inc. Class A	136,165	629,082
ArcSight Inc.(a)	150,595	3,371,822
Aspen Technology Inc.(a)	381,506	4,154,600
athenahealth Inc.(a)(b)	203,303	5,312,307
Blackbaud Inc.	275,184	5,990,756
Blackboard Inc.(a)(b)	209,601	7,824,405
Bottomline Technologies Inc.(a)	167,864	2,187,268
CommVault Systems Inc.(a)	265,099	5,964,728
Computer Programs and Systems Inc.	60,253	2,465,553
Concur Technologies Inc.(a)	247,084	10,545,545
Convio Inc.(a)	35,941	263,807
CSG Systems International Inc.(a)	97,845	1,793,499
Deltek Inc.(a)	113,895	949,884
DemandTec Inc.(a)	118,015	796,601
Digi International Inc.(a)	25,535	211,175
DivX Inc.(a)	87,029	666,642
DynaVox Inc.(a)	6,641	106,322
Ebix Inc.(a)(b)	164,738	2,583,092
Eclipsys Corp.(a)	352,793	6,293,827
Epicor Software Corp.(a)	184,314	1,472,669
EPIQ Systems Inc.(a)	14,460	186,968

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

June 30, 2010

FalconStor Software Inc.(a)	82,978	219,062
Global Defense Technology & Systems Inc.(a)	11,423	145,872
Guidance Software Inc.(a)	81,146	423,582
infoGROUP Inc.(a)	194,130	1,549,157
InnerWorkings Inc.(a)(b)	145,299	992,392
Interactive Intelligence Inc.(a)	80,359	1,320,298
JDA Software Group Inc.(a)	47,014	1,033,368
Lawson Software Inc.(a)	851,015	6,212,410
ManTech International Corp. Class A(a)	124,672	5,307,287
MedAssets Inc.(a)(b)	263,973	6,092,497
Medidata Solutions Inc.(a)	115,204	1,784,510
MicroStrategy Inc. Class A(a)	55,369	4,157,658
MoneyGram International Inc.(a)	458,342	1,122,938
Monotype Imaging Holdings Inc.(a)	136,334	1,228,369
NetSuite Inc.(a)(b)	112,091	1,416,830
Omnicell Inc.(a)	199,366	2,330,589
OPNET Technologies Inc.	81,842	1,202,259
Parametric Technology Corp.(a)	712,585	11,166,207
PDF Solutions Inc.(a)	138,095	662,856
Pegasystems Inc.	99,274	3,187,688
Phase Forward Inc.(a)	248,787	4,149,767
Progress Software Corp.(a)	258,929	7,775,638
PROS Holdings Inc.(a)	119,472	776,568
QAD Inc.(a)	78,733	325,167
Quality Systems Inc.(b)	115,849	6,718,084
Quest Software Inc.(a)	333,453	6,015,492
Renaissance Learning Inc.(b)	80,585	1,183,794
Rosetta Stone Inc.(a)(b)	64,122	1,472,241
Schawk Inc.	58,470	874,127
SeaChange International Inc.(a)	81,555	671,198
Smith Micro Software Inc.(a)	164,647	1,565,793
SolarWinds Inc.(a)	214,249	3,436,554
SS&C Technologies Holdings Inc.(a)	76,428	1,225,141
Synchronoss Technologies Inc.(a)	124,654	2,364,686
Take-Two Interactive Software Inc.(a)	40,279	362,511
Taleo Corp. Class A(a)	244,164	5,930,744
THQ Inc.(a)	155,329	671,021
Trident Microsystems Inc.(a)	37,834	53,724
Ultimate Software Group Inc.(a)	153,085	5,030,373
Unica Corp.(a)	102,468	981,643
VeriFone Systems Inc.(a)	524,128	9,921,743

		193,138,276
TELECOMMUNICATIONS—4.99%
Acme Packet Inc.(a)	268,787	7,224,994
ADC Telecommunications Inc.(a)	508,490	3,767,911
ADTRAN Inc.	381,279	10,397,478
Alaska Communications Systems Group Inc.	274,000	2,326,260
Anaren Inc.(a)	10,341	154,494
Anixter International Inc.(a)	86,103	3,667,988
Applied Signal Technology Inc.	38,731	761,064
ARRIS Group Inc.(a)	149,876	1,527,236
Aruba Networks Inc.(a)(b)	449,234	6,397,092
Atlantic Tele-Network Inc.	53,879	2,225,203
BigBand Networks Inc.(a)	143,821	434,339
Calix Inc.(a)	39,619	406,491
Cbeyond Inc.(a)	164,324	2,054,050
Cincinnati Bell Inc.(a)	348,467	1,048,886
Comtech Telecommunications Corp.(a)	64,205	1,921,656
Consolidated Communications Holdings Inc.	117,966	2,006,602
CPI International Inc.(a)	3,871	60,349
DigitalGlobe Inc.(a)	169,132	4,448,172
EMS Technologies Inc.(a)	5,215	78,329

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

June 30, 2010

Extreme Networks Inc.(a)	150,914	407,468
Finisar Corp.(a)	462,011	6,883,964
GeoEye Inc.(a)	135,312	4,213,616
Global Crossing Ltd.(a)	112,768	1,191,958
Globecomm Systems Inc.(a)	7,173	59,177
Harmonic Inc.(a)	123,994	674,527
Hughes Communications Inc.(a)	34,167	831,283
Hypercom Corp.(a)	282,195	1,309,385
ICO Global Communications (Holdings) Ltd.(a)	352,185	567,018
Infinera Corp.(a)	499,297	3,210,480
InterDigital Inc.(a)(b)	269,990	6,666,053
Ixia(a)	201,069	1,727,183
Knology Inc.(a)	171,044	1,869,511
KVH Industries Inc.(a)	88,540	1,099,667
LogMeIn Inc.(a)	92,289	2,420,740
Loral Space & Communications Inc.(a)	66,337	2,833,917
Meru Networks Inc.(a)	32,896	390,147
NETGEAR Inc.(a)	215,872	3,851,156
Network Equipment Technologies Inc.(a)	183,685	641,061
Neutral Tandem Inc.(a)	203,150	2,285,437
Newport Corp.(a)	68,581	621,344
Novatel Wireless Inc.(a)	20,240	116,178
NTELOS Holdings Corp.	180,705	3,108,126
Occam Networks Inc.(a)	76,664	426,252
Oclaro Inc.(a)	302,837	3,358,462
Oplink Communications Inc.(a)	50,179	719,065
PAETEC Holding Corp.(a)	528,998	1,803,883
Plantronics Inc.	296,022	8,466,229
Preformed Line Products Co.	1,402	39,186
RCN Corp.(a)	216,960	3,213,178
RF Micro Devices Inc.(a)	1,646,347	6,437,217
SAVVIS Inc.(a)	230,366	3,397,898
Shenandoah Telecommunications Co.	137,942	2,447,091
ShoreTel Inc.(a)	277,231	1,286,352
Sonus Networks Inc.(a)	1,051,625	2,849,904
Syniverse Holdings Inc.(a)	427,658	8,745,606
Tekelec(a)	55,699	737,455
TeleNav Inc.(a)	49,076	411,748
TESSCO Technologies Inc.	17,739	296,241
USA Mobility Inc.(a)	78,360	1,012,411
ViaSat Inc.(a)(b)	74,247	2,417,482
Vonage Holdings Corp.(a)	266,255	612,386

		146,566,036
TEXTILES—0.02%
Culp Inc.(a)	54,074	592,651

		592,651
TOYS, GAMES & HOBBIES—0.03%
LeapFrog Enterprises Inc.(a)	172,354	692,863
RC2 Corp.(a)	10,923	175,970

		868,833
TRANSPORTATION—1.52%
CAI International Inc.(a)	22,343	265,882
Celadon Group Inc.(a)	74,431	1,052,454
Dynamex Inc.(a)	27,808	339,258
Echo Global Logistics Inc.(a)(b)	65,090	794,749
Forward Air Corp.	177,719	4,842,843
Genesee & Wyoming Inc. Class A(a)	238,004	8,879,929
Golar LNG Ltd.(a)	14,322	141,358

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

June 30, 2010

Heartland Express Inc.	309,218	4,489,845
Hub Group Inc. Class A(a)	229,100	6,875,291
Knight Transportation Inc.	364,633	7,380,172
Marten Transport Ltd.(a)	14,777	307,066
Old Dominion Freight Line Inc.(a)	154,244	5,420,134
Pacer International Inc.(a)	214,098	1,496,545
Patriot Transportation Holding Inc.(a)	636	51,459
Quality Distribution Inc.(a)	15,634	80,828
Roadrunner Transportation Systems Inc.(a)	39,253	557,785
Scorpio Tankers Inc.(a)	64,105	734,002
Werner Enterprises Inc.	38,179	835,738

		44,545,338
TRUCKING & LEASING—0.07%
TAL International Group Inc.	23,303	523,619
Textainer Group Holdings Ltd.	58,216	1,405,334

		1,928,953
WATER—0.02%
Southwest Water Co.	69,822	731,735

		731,735

TOTAL COMMON STOCKS
(Cost: $3,471,228,592)		2,930,664,072

WARRANTS—0.00%

ENERGY - ALTERNATE SOURCES—0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(c)	2,497	0

		0
TELECOMMUNICATIONS—0.00%
Lantronix Inc. (Expires 2/9/11)(a)(c)	475	0

		0

TOTAL WARRANTS
(Cost: $0)		0

SHORT-TERM INVESTMENTS—9.47%

MONEY MARKET FUNDS—9.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(d)(e)(f)	220,589,367	220,589,367
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(d)(e)(f)	53,023,839	53,023,839
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	4,320,573	4,320,573

		277,933,779

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Growth Index Fund

June 30, 2010

TOTAL SHORT-TERM INVESTMENTS
(Cost: $277,933,779)	277,933,779

TOTAL INVESTMENTS IN SECURITIES—109.29%
(Cost: $3,749,162,371)	3,208,597,851
Other Assets, Less Liabilities—(9.29)%	(272,742,277)

NET ASSETS—100.00%	$2,935,855,574

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Russell 2000 Value Index Fund

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.77%

ADVERTISING—0.04%
Gaiam Inc. Class A	127,819	$775,861
Marchex Inc. Class B	155,537	598,818

		1,374,679
AEROSPACE & DEFENSE—2.00%
AAR Corp.(a)	311,270	5,210,660
Argon ST Inc.(a)	108,868	3,733,084
Curtiss-Wright Corp.	365,721	10,620,538
Ducommun Inc.	83,515	1,428,106
Esterline Technologies Corp.(a)	237,842	11,285,603
GenCorp Inc.(a)	436,805	1,913,206
Herley Industries Inc.(a)	108,218	1,543,189
Kaman Corp.	96,180	2,127,502
Kratos Defense & Security Solutions Inc.(a)	126,799	1,331,389
LMI Aerospace Inc.(a)	70,289	1,108,457
Moog Inc. Class A(a)	361,766	11,659,718
Orbital Sciences Corp.(a)	271,182	4,276,540
Teledyne Technologies Inc.(a)	209,732	8,091,461
Triumph Group Inc.	133,062	8,865,921

		73,195,374
AGRICULTURE—0.53%
Alico Inc.	18,840	432,943
Alliance One International Inc.(a)	710,948	2,530,975
Andersons Inc. (The)	146,694	4,780,758
Griffin Land & Nurseries Inc.	19,090	484,886
Tejon Ranch Co.(a)	69,133	1,595,590
Universal Corp.	192,728	7,647,447
Vector Group Ltd.	117,142	1,970,328

		19,442,927
AIRLINES—1.33%
AirTran Holdings Inc.(a)	1,078,838	5,232,365
Alaska Air Group Inc.(a)	269,243	12,102,473
Hawaiian Holdings Inc.(a)	314,513	1,626,032
JetBlue Airways Corp.(a)(b)	1,945,510	10,680,850
Pinnacle Airlines Corp.(a)	149,430	812,899
Republic Airways Holdings Inc.(a)(b)	273,265	1,669,649
SkyWest Inc.	446,159	5,452,063
US Airways Group Inc.(a)	1,286,049	11,072,882

		48,649,213
APPAREL—0.95%
American Apparel Inc.(a)	232,728	425,892
Columbia Sportswear Co.	91,170	4,254,904
Delta Apparel Inc.(a)	43,385	633,421
Iconix Brand Group Inc.(a)	575,665	8,272,306
Jones Apparel Group Inc.	694,805	11,012,659
K-Swiss Inc. Class A(a)	102,447	1,150,480
Perry Ellis International Inc.(a)	74,937	1,513,728
Quiksilver Inc.(a)	1,033,783	3,824,997
Timberland Co. Class A(a)	97,589	1,576,062
Unifi Inc.(a)	328,128	1,253,449
Weyco Group Inc.	29,931	681,828

		34,599,726

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

June 30, 2010

AUTO MANUFACTURERS—0.15%
Force Protection Inc.(a)	560,871	2,299,571
Wabash National Corp.(a)	470,694	3,346,634

		5,646,205
AUTO PARTS & EQUIPMENT—0.50%
ATC Technology Corp.(a)	98,183	1,582,710
Commercial Vehicle Group Inc.(a)	195,383	1,994,860
Dana Holding Corp.(a)	83,949	839,490
Douglas Dynamics Inc.(a)	91,481	1,052,032
Exide Technologies Inc.(a)	455,983	2,371,112
Fuel Systems Solutions Inc.(a)	6,098	158,243
Miller Industries Inc.	80,560	1,085,143
Modine Manufacturing Co.(a)	369,135	2,834,957
Spartan Motors Inc.	261,933	1,100,119
Standard Motor Products Inc.	119,864	967,302
Superior Industries International Inc.	139,200	1,870,848
Titan International Inc.(b)	238,132	2,374,176

		18,230,992
BANKS—12.18%
1st Source Corp.	121,881	2,062,227
1st United Bancorp Inc.(a)	174,565	1,284,798
Alliance Financial Corp.(b)	37,105	1,031,519
American National Bankshares Inc.(b)	48,764	1,043,062
Ameris Bancorp(a)	188,559	1,821,480
Ames National Corp.	64,918	1,268,498
Arrow Financial Corp.	71,150	1,643,565
BancFirst Corp.	55,931	2,040,922
Banco Latinoamericano de Comercio Exterior SA Class E	219,881	2,746,314
Bancorp Inc. (The)(a)	179,727	1,407,262
Bancorp Rhode Island Inc.(b)	29,693	777,957
Bank Mutual Corp.	362,883	2,061,175
Bank of Marin Bancorp(b)	41,879	1,337,196
Bank of the Ozarks Inc.	90,000	3,192,300
Boston Private Financial Holdings Inc.	552,412	3,552,009
Bridge Bancorp Inc.(b)	33,422	811,486
Bryn Mawr Bank Corp.	67,937	1,139,983
Camden National Corp.	61,038	1,676,714
Capital City Bank Group Inc.(b)	94,578	1,170,876
Cardinal Financial Corp.	229,198	2,117,790
Cathay General Bancorp(b)	626,188	6,468,522
Center Financial Corp.(a)	283,043	1,457,671
CenterState Banks Inc.	176,403	1,779,906
Century Bancorp Inc. Class A	27,334	602,441
Chemical Financial Corp.(b)	194,773	4,242,156
Citizens & Northern Corp.(b)	96,507	1,032,625
Citizens Republic Bancorp Inc.(a)	3,147,115	2,675,048
City Holding Co.	125,926	3,510,817
CNB Financial Corp.	70,787	777,241
CoBiz Financial Inc.	257,381	1,696,141
Columbia Banking System Inc.	313,307	5,720,986
Community Bank System Inc.	264,189	5,820,084
Community Trust Bancorp Inc.	108,943	2,734,469
CVB Financial Corp.(b)	716,354	6,805,363
Eagle Bancorp Inc.(a)(b)	131,048	1,543,745
Encore Bancshares Inc.(a)	64,643	639,319
Enterprise Financial Services Corp.	118,339	1,140,788

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

June 30, 2010

F.N.B. Corp.	912,383	7,326,435
Financial Institutions Inc.	87,097	1,546,843
First Bancorp (North Carolina)	119,331	1,729,106
First BanCorp (Puerto Rico)(a)(b)	746,408	395,596
First Bancorp Inc. (Maine)	70,196	921,673
First Busey Corp.(b)	417,206	1,889,943
First Commonwealth Financial Corp.	687,842	3,611,170
First Community Bancshares Inc.	125,822	1,848,325
First Financial Bancorp	461,364	6,897,392
First Financial Bankshares Inc.(b)	93,296	4,486,605
First Financial Corp.	88,696	2,289,244
First Interstate BancSystem Inc.	98,889	1,555,524
First Merchants Corp.	203,554	1,726,138
First Midwest Bancorp Inc.	590,541	7,180,979
First of Long Island Corp. (The)(b)	46,167	1,186,954
First South Bancorp Inc.(b)	66,498	705,544
FirstMerit Corp.	859,283	14,719,518
German American Bancorp Inc.	88,512	1,354,234
Glacier Bancorp Inc.	573,500	8,413,245
Great Southern Bancorp Inc.(b)	80,738	1,639,789
Green Bancshares Inc.(a)	94,161	1,202,436
Hancock Holding Co.	232,624	7,760,337
Hanmi Financial Corp.(a)	412,861	520,205
Heartland Financial USA Inc.(b)	104,240	1,801,267
Heritage Financial Corp.(a)	78,318	1,172,420
Home Bancshares Inc.	175,167	3,995,559
Hudson Valley Holding Corp.	95,021	2,196,886
IBERIABANK Corp.	213,343	10,982,898
Independent Bank Corp. (Massachusetts)	168,959	4,169,908
International Bancshares Corp.(b)	423,111	7,061,723
K-Fed Bancorp(b)	30,792	279,591
Lakeland Bancorp Inc.	163,731	1,394,988
Lakeland Financial Corp.	128,551	2,568,449
MainSource Financial Group Inc.	160,431	1,150,290
MB Financial Inc.	422,292	7,765,950
Merchants Bancshares Inc.(b)	38,099	846,560
Metro Bancorp Inc.(a)	107,648	1,328,376
MidSouth Bancorp Inc.	60,264	769,571
MidWestOne Financial Group Inc.	55,473	858,722
Nara Bancorp Inc.(a)	302,928	2,553,683
National Bankshares Inc.(b)	55,265	1,339,071
National Penn Bancshares Inc.	1,005,087	6,040,573
NBT Bancorp Inc.	274,864	5,612,723
Northfield Bancorp Inc.	143,607	1,864,019
Old National Bancorp	695,133	7,201,578
OmniAmerican Bancorp Inc.(a)	94,737	1,069,581
Oriental Financial Group Inc.	263,645	3,337,746
Orrstown Financial Services Inc.	53,452	1,182,893
Pacific Continental Corp.	146,652	1,388,794
PacWest Bancorp	244,813	4,482,526
Park National Corp.	99,578	6,476,553
Peapack-Gladstone Financial Corp.	70,593	825,938
Penns Woods Bancorp Inc.(b)	30,539	928,996
Peoples Bancorp Inc.	83,736	1,214,172
Pinnacle Financial Partners Inc.(a)	266,157	3,420,117
Porter Bancorp Inc.	24,002	302,905
PrivateBancorp Inc.	414,843	4,596,460
Prosperity Bancshares Inc.	371,729	12,917,583
Renasant Corp.	168,222	2,413,986
Republic Bancorp Inc. Class A	78,017	1,747,581
S&T Bancorp Inc.(b)	197,476	3,902,126
S.Y. Bancorp Inc.	80,452	1,848,787
Sandy Spring Bancorp Inc.	191,428	2,681,906
Santander BanCorp(a)	34,801	439,885

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

June 30, 2010

SCBT Financial Corp.	101,846	3,587,016
Sierra Bancorp(b)	75,711	870,677
Simmons First National Corp. Class A	137,215	3,603,266
Southside Bancshares Inc.	126,049	2,475,602
Southwest Bancorp Inc.	154,617	2,054,860
State Bancorp Inc.	132,495	1,258,702
Stellar One Corp.	182,262	2,327,486
Sterling Bancorp	214,100	1,926,900
Sterling Bancshares Inc.	731,097	3,443,467
Suffolk Bancorp	54,786	1,695,079
Susquehanna Bancshares Inc.	1,033,881	8,612,229
SVB Financial Group(a)	332,817	13,722,045
Taylor Capital Group Inc.(a)	76,222	986,313
Texas Capital Bancshares Inc.(a)	291,423	4,779,337
Tompkins Financial Corp.	63,081	2,381,308
Tower Bancorp Inc.(b)	44,648	977,345
TowneBank(b)	187,510	2,722,645
TriCo Bancshares(b)	111,304	1,884,377
TrustCo Bank Corp. NY	581,434	3,256,030
Trustmark Corp.	509,318	10,604,001
UMB Financial Corp.	252,996	8,996,538
Umpqua Holdings Corp.	913,143	10,482,882
Union First Market Bankshares Corp.	142,622	1,748,546
United Bankshares Inc.(b)	309,580	7,411,345
United Community Banks Inc.(a)(b)	751,830	2,969,728
Univest Corp. of Pennsylvania	132,400	2,293,168
Virginia Commerce Bancorp Inc.(a)	159,713	998,206
Washington Banking Co.(b)	122,063	1,561,186
Washington Trust Bancorp Inc.	112,584	1,918,431
Webster Financial Corp.	520,662	9,340,676
WesBanco Inc.	183,991	3,100,248
West Bancorporation Inc.(a)	124,037	844,692
West Coast Bancorp	759,836	1,937,582
Westamerica Bancorporation	130,263	6,841,413
Western Alliance Bancorporation(a)	469,154	3,363,834
Whitney Holding Corp.	769,319	7,116,201
Wilshire Bancorp Inc.	155,322	1,359,067
Wintrust Financial Corp.	247,830	8,262,652

		445,590,110
BEVERAGES—0.02%
Farmer Bros. Co.(b)	51,192	772,487

		772,487
BIOTECHNOLOGY—0.64%
Affymetrix Inc.(a)	507,009	2,991,353
Cambrex Corp.(a)	236,002	743,406
Celera Corp.(a)	601,747	3,941,443
CryoLife Inc.(a)	206,263	1,111,758
Cytokinetics Inc.(a)	31,303	74,188
Enzo Biochem Inc.(a)	28,284	115,116
Enzon Pharmaceuticals Inc.(a)	150,055	1,598,086
Exelixis Inc.(a)	401,662	1,393,767
Inovio Pharmaceuticals Inc.(a)	261,760	266,995
Lexicon Pharmaceuticals Inc.(a)	1,043,075	1,335,136
Martek Biosciences Corp.(a)(b)	265,666	6,298,941
Maxygen Inc.(a)	224,272	1,240,224
Nymox Pharmaceutical Corp.(a)	19,277	60,144
RTI Biologics Inc.(a)	411,090	1,204,494
SuperGen Inc.(a)	417,814	843,984
Transcept Pharmaceuticals Inc.(a)	11,310	94,212

		23,313,247

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

June 30, 2010

BUILDING MATERIALS—0.79%
American DG Energy Inc.(a)	38,265	119,004
Apogee Enterprises Inc.	224,073	2,426,711
Broadwind Energy Inc.(a)	550,107	1,540,300
Builders FirstSource Inc.(a)(b)	303,480	728,352
Comfort Systems USA Inc.	303,346	2,930,322
Drew Industries Inc.(a)	95,373	1,926,535
Interline Brands Inc.(a)	239,679	4,144,050
LSI Industries Inc.	152,245	742,956
PGT Inc.(a)	107,611	276,560
Quanex Building Products Corp.	239,173	4,135,301
Simpson Manufacturing Co. Inc.	19,520	479,216
Texas Industries Inc.	165,915	4,901,129
Universal Forest Products Inc.	154,450	4,681,379

		29,031,815
CHEMICALS—2.16%
A. Schulman Inc.	238,124	4,514,831
Aceto Corp.	202,391	1,159,700
American Vanguard Corp.	161,966	1,284,390
Arch Chemicals Inc.	71,368	2,193,852
Ferro Corp.(a)	385,760	2,843,051
Georgia Gulf Corp.(a)	269,282	3,592,222
H.B. Fuller Co.	363,162	6,896,446
Hawkins Inc.(b)	11,917	286,961
Innophos Holdings Inc.	127,356	3,321,445
KMG Chemicals Inc.	7,419	106,537
Kraton Performance Polymers Inc.(a)	13,465	253,007
Landec Corp.(a)	175,622	1,034,414
Minerals Technologies Inc.	138,074	6,564,038
NL Industries Inc.	38,221	233,148
Olin Corp.	262,961	4,756,965
OM Group Inc.(a)	246,180	5,873,855
PolyOne Corp.(a)	223,219	1,879,504
Quaker Chemical Corp.	24,076	652,219
Rockwood Holdings Inc.(a)	107,063	2,429,259
Sensient Technologies Corp.	394,832	10,237,994
Spartech Corp.(a)	132,442	1,357,531
Symyx Technologies Inc.(a)	263,351	1,319,389
TPC Group Inc.(a)	62,894	1,044,040
W.R. Grace & Co.(a)	488,042	10,268,404
Westlake Chemical Corp.	156,799	2,911,757
Zoltek Companies Inc.(a)(b)	221,491	1,876,029

		78,890,988
COAL—0.40%
Cloud Peak Energy Inc.(a)(b)	200,638	2,660,460
Hallador Energy Co.(a)	3,408	30,502
International Coal Group Inc.(a)(b)	1,046,757	4,030,014
James River Coal Co.(a)	43,154	687,012
Patriot Coal Corp.(a)(b)	623,180	7,322,365

		14,730,353
COMMERCIAL SERVICES—3.38%
ABM Industries Inc.	301,878	6,324,344
Advance America Cash Advance Centers Inc.	385,735	1,593,086
Albany Molecular Research Inc.(a)	189,642	980,449

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

June 30, 2010

AMN Healthcare Services Inc.(a)	145,423	1,087,764
Barrett Business Services Inc.	19,352	239,965
Bowne & Co. Inc.	80,806	906,643
CBIZ Inc.(a)	159,324	1,013,301
CDI Corp.	86,241	1,339,323
Compass Diversified Holdings	236,542	3,172,028
Cornell Companies Inc.(a)	91,057	2,446,702
CRA International Inc.(a)	72,789	1,370,617
Cross Country Healthcare Inc.(a)	247,359	2,223,757
Deluxe Corp.	25,456	477,300
DynCorp International Inc.(a)	116,954	2,049,034
Electro Rent Corp.	131,909	1,687,116
Euronet Worldwide Inc.(a)(b)	390,856	4,999,048
Exponent Inc.(a)	6,590	215,625
GEO Group Inc. (The)(a)	123,681	2,566,381
Global Cash Access Inc.(a)	46,198	333,088
Great Lakes Dredge & Dock Corp.	303,147	1,818,882
H&E Equipment Services Inc.(a)	220,768	1,653,552
Hackett Group Inc. (The)(a)	85,360	239,862
HealthSpring Inc.(a)	462,110	7,167,326
Heidrick & Struggles International Inc.	127,511	2,909,801
Hill International Inc.(a)	158,743	644,497
Huron Consulting Group Inc.(a)	120,535	2,339,584
ICF International Inc.(a)	89,661	2,145,588
Kelly Services Inc. Class A(a)	188,467	2,802,504
Kendle International Inc.(a)	111,866	1,288,696
Korn/Ferry International(a)	345,847	4,807,273
LECG Corp.(a)	180,660	469,716
Live Nation Entertainment Inc.(a)	1,121,936	11,724,231
Mac-Gray Corp.	92,994	1,035,953
McGrath RentCorp	112,829	2,570,245
Michael Baker Corp.(a)	55,342	1,931,436
Multi-Color Corp.	78,917	808,110
Navigant Consulting Inc.(a)	310,476	3,222,741
On Assignment Inc.(a)	259,437	1,304,968
PDI Inc.(a)	14,262	118,089
PHH Corp.(a)	442,005	8,415,775
Prospect Medical Holdings Inc.(a)	41,390	250,410
Rent-A-Center Inc.(a)	524,748	10,631,394
RSC Holdings Inc.(a)	392,838	2,423,810
SFN Group Inc.(a)	359,480	1,962,761
Stewart Enterprises Inc. Class A	649,344	3,512,951
Team Inc.(a)	140,189	1,829,466
TeleTech Holdings Inc.(a)	13,190	170,019
TrueBlue Inc.(a)	129,337	1,447,281
United Rentals Inc.(a)	482,133	4,493,480
Viad Corp.	142,307	2,511,719
Volt Information Sciences Inc.(a)	8,526	71,618

		123,749,309
COMPUTERS—1.43%
Agilysys Inc.	133,658	894,172
CACI International Inc. Class A(a)	223,758	9,505,240
CIBER Inc.(a)	498,176	1,379,948
Computer Task Group Inc.(a)(b)	38,413	248,148
Cray Inc.(a)	162,870	908,815
Electronics For Imaging Inc.(a)	361,255	3,522,236
Furmanite Corp.(a)	32,359	128,465
Hutchinson Technology Inc.(a)	187,890	813,564
Imation Corp.(a)	237,577	2,183,333
Insight Enterprises Inc.(a)	282,058	3,711,883
Integral Systems Inc.(a)	132,266	839,889
Limelight Networks Inc.(a)	59,790	262,478

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

June 30, 2010

Mentor Graphics Corp.(a)	483,422	4,278,285
Mercury Computer Systems Inc.(a)	167,531	1,965,139
Quantum Corp.(a)	154,896	291,204
RadiSys Corp.(a)	52,699	501,694
Rimage Corp.(a)	75,655	1,197,619
Sigma Designs Inc.(a)(b)	210,929	2,111,399
Silicon Graphics International Corp.(a)	228,228	1,615,854
SMART Modular Technologies (WWH) Inc.(a)	170,164	995,459
SRA International Inc. Class A(a)	314,600	6,188,182
Stream Global Services Inc.(a)	10,098	56,549
Sykes Enterprises Inc.(a)	291,709	4,151,019
Tier Technologies Inc. Class B(a)	57,478	349,466
Unisys Corp.(a)	202,041	3,735,738
Virtusa Corp.(a)	50,102	467,452

		52,303,230
COSMETICS & PERSONAL CARE—0.09%
Elizabeth Arden Inc.(a)	193,833	2,814,455
Revlon Inc. Class A(a)(b)	43,606	486,643

		3,301,098
DISTRIBUTION & WHOLESALE—0.44%
BMP Sunstone Corp.(a)(b)	179,530	924,579
Chindex International Inc.(a)	63,872	800,316
Core-Mark Holding Co. Inc.(a)	73,919	2,025,381
Owens & Minor Inc.	106,233	3,014,893
ScanSource Inc.(a)	214,063	5,336,591
United Stationers Inc.(a)	71,409	3,889,648

		15,991,408
DIVERSIFIED FINANCIAL SERVICES—1.93%
Artio Global Investors Inc. Class A	21,312	335,451
Asset Acceptance Capital Corp.(a)(b)	121,209	501,805
Asta Funding Inc.	85,073	839,671
Calamos Asset Management Inc. Class A	153,462	1,424,127
California First National Bancorp	15,195	187,506
Cohen & Steers Inc.(b)	27,229	564,729
CompuCredit Holdings Corp.(b)	109,679	434,329
Cowen Group Inc. Class A(a)	288,565	1,183,116
Diamond Hill Investment Group Inc.	1,486	84,241
Doral Financial Corp.(a)(b)	152,463	372,010
Encore Capital Group Inc.(a)	34,425	709,499
Epoch Holding Corp.	8,333	102,246
Evercore Partners Inc. Class A	6,770	158,080
FBR Capital Markets Corp.(a)	419,185	1,395,886
Federal Agricultural Mortgage Corp.	76,841	1,078,079
First Marblehead Corp. (The)(a)(b)	442,709	1,040,366
GAMCO Investors Inc. Class A	21,775	810,030
GFI Group Inc.	220,553	1,230,686
Gleacher & Co. Inc.(a)	313,831	800,269
International Assets Holding Corp.(a)(b)	101,445	1,623,120
Investment Technology Group Inc.(a)	347,563	5,581,862
JMP Group Inc.	110,325	682,912
KBW Inc.(a)	91,320	1,957,901
Knight Capital Group Inc. Class A(a)(b)	753,616	10,392,365
LaBranche & Co. Inc.(a)	297,185	1,271,952
Marlin Business Services Corp.(a)	68,858	832,493
MF Global Holdings Ltd.(a)(b)	689,909	3,939,380
National Financial Partners Corp.(a)	340,446	3,326,157
Nelnet Inc. Class A	192,250	3,706,580
NewStar Financial Inc.(a)	206,527	1,313,512

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

June 30, 2010

Ocwen Financial Corp.(a)	591,963	6,032,103
Oppenheimer Holdings Inc. Class A	80,128	1,919,066
Penson Worldwide Inc.(a)(b)	164,250	926,370
Piper Jaffray Companies(a)	137,448	4,428,575
Rodman & Renshaw Capital Group Inc.(a)	14,655	41,913
Sanders Morris Harris Group Inc.	165,374	917,826
Stifel Financial Corp.(a)	14,499	629,112
Student Loan Corp. (The)	32,174	774,750
SWS Group Inc.	228,043	2,166,408
Teton Advisors Inc. Class B(c)	653	5,877
Thomas Weisel Partners Group Inc.(a)	83,300	490,637
TradeStation Group Inc.(a)	242,315	1,635,626
Virtus Investment Partners Inc.(a)	3,379	63,255
Westwood Holdings Group Inc.	3,576	125,696
World Acceptance Corp.(a)(b)	66,019	2,529,188

		70,566,762
ELECTRIC—3.56%
ALLETE Inc.	247,946	8,489,671
Avista Corp.	437,826	8,550,742
Black Hills Corp.	312,403	8,894,113
Central Vermont Public Service Corp.	95,526	1,885,683
CH Energy Group Inc.	126,055	4,946,398
Cleco Corp.	483,920	12,780,327
Dynegy Inc.(a)	818,006	3,149,323
El Paso Electric Co.(a)	349,030	6,753,731
Empire District Electric Co. (The)	320,136	6,008,953
IDACORP Inc.	383,537	12,760,276
MGE Energy Inc.	184,344	6,643,758
NorthWestern Corp.	288,528	7,559,434
Otter Tail Corp.	270,564	5,230,002
Pike Electric Corp.(a)	130,609	1,230,337
PNM Resources Inc.	691,226	7,727,907
Portland General Electric Co.	600,275	11,003,041
UIL Holdings Corp.	239,112	5,984,973
UniSource Energy Corp.	287,708	8,683,027
Unitil Corp.	86,600	1,810,806

		130,092,502
ELECTRICAL COMPONENTS & EQUIPMENT—0.59%
Advanced Battery Technologies Inc.(a)	165,335	542,299
Advanced Energy Industries Inc.(a)	107,288	1,318,570
Coleman Cable Inc.(a)	4,482	25,279
Encore Wire Corp.	147,711	2,686,863
Energy Conversion Devices Inc.(a)(b)	285,863	1,172,038
EnerSys Inc.(a)	274,906	5,874,741
Generac Holdings Inc.(a)	98,476	1,379,649
Greatbatch Inc.(a)	185,272	4,133,418
Insteel Industries Inc.	132,618	1,541,021
Littelfuse Inc.(a)	25,053	791,925
Powell Industries Inc.(a)	70,465	1,926,513

		21,392,316
ELECTRONICS—2.10%
Analogic Corp.	29,262	1,331,714
Bel Fuse Inc. Class B	79,017	1,304,571
Benchmark Electronics Inc.(a)	458,519	7,267,526
Brady Corp. Class A	389,459	9,705,318
Checkpoint Systems Inc.(a)	190,412	3,305,552
Cogent Inc.(a)	312,966	2,819,824
Coherent Inc.(a)	62,828	2,155,000

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

June 30, 2010

CTS Corp.	192,632	1,779,920
Cubic Corp.	71,755	2,610,447
Cymer Inc.(a)	181,659	5,457,036
Daktronics Inc.	217,454	1,630,905
Electro Scientific Industries Inc.(a)	200,118	2,673,576
FEI Co.(a)	221,171	4,359,280
ICx Technologies Inc.(a)(b)	84,850	619,405
L-1 Identity Solutions Inc.(a)	612,606	5,017,243
LaBarge Inc.(a)	16,518	188,470
Measurement Specialties Inc.(a)	115,729	1,585,487
Methode Electronics Inc.	125,325	1,220,666
Multi-Fineline Electronix Inc.(a)	10,659	266,049
OSI Systems Inc.(a)	32,987	916,049
OYO Geospace Corp.(a)	2,344	113,637
Park Electrochemical Corp.	62,465	1,524,771
Rofin-Sinar Technologies Inc.(a)	138,448	2,882,487
Rogers Corp.(a)	84,273	2,340,261
Spectrum Control Inc.(a)	63,302	884,962
TTM Technologies Inc.(a)	489,675	4,651,913
Viasystems Group Inc.(a)	9,695	143,195
Watts Water Technologies Inc. Class A	211,557	6,063,224
X-Rite Inc.(a)(b)	266,006	981,562
Zygo Corp.(a)	117,787	955,253

		76,755,303
ENERGY - ALTERNATE SOURCES—0.13%
Evergreen Solar Inc.(a)(b)	1,532,694	1,045,297
Green Plains Renewable Energy Inc.(a)(b)	127,688	1,304,972
Headwaters Inc.(a)	481,094	1,366,307
Hoku Corp.(a)	125,877	420,429
MGP Ingredients Inc.(a)	75,341	499,511

		4,636,516
ENGINEERING & CONSTRUCTION—0.95%
Argan Inc.(a)	51,459	536,717
Dycom Industries Inc.(a)	308,465	2,637,376
EMCOR Group Inc.(a)	528,767	12,251,531
Granite Construction Inc.	278,208	6,560,145
Insituform Technologies Inc. Class A(a)	43,930	899,687
Layne Christensen Co.(a)	156,045	3,787,212
MYR Group Inc.(a)	135,694	2,264,733
Sterling Construction Co. Inc.(a)	128,364	1,661,030
Tutor Perini Corp.(a)	213,040	3,510,899
VSE Corp.	16,266	517,584

		34,626,914
ENTERTAINMENT—0.93%
Ascent Media Corp. Class A(a)	114,072	2,881,459
Bluegreen Corp.(a)	116,311	350,096
Carmike Cinemas Inc.(a)	36,779	222,881
Churchill Downs Inc.	76,422	2,506,642
Cinemark Holdings Inc.	453,930	5,969,179
Isle of Capri Casinos Inc.(a)	116,100	1,075,086
Lions Gate Entertainment Corp.(a)	154,705	1,079,841
Pinnacle Entertainment Inc.(a)	453,599	4,291,046
Scientific Games Corp. Class A(a)	255,338	2,349,110
Speedway Motorsports Inc.	99,350	1,347,186
Steinway Musical Instruments Inc.(a)	45,471	808,929
Vail Resorts Inc.(a)(b)	289,060	10,091,084
Warner Music Group Corp.(a)	246,115	1,196,119

		34,168,658

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

June 30, 2010

ENVIRONMENTAL CONTROL—0.34%
Darling International Inc.(a)	168,148	1,262,791
Energy Recovery Inc.(a)	37,787	151,148
EnergySolutions Inc.	706,066	3,593,876
Fuel Tech Inc.(a)(b)	142,202	898,717
Met-Pro Corp.	108,597	1,168,504
Metalico Inc.(a)(b)	298,974	1,189,916
Mine Safety Appliances Co.	56,032	1,388,473
US Ecology Inc.	10,453	152,300
Waste Services Inc.(a)	215,816	2,516,415

		12,322,140
FOOD—2.12%
American Italian Pasta Co. Class A(a)	133,788	7,073,372
B&G Foods Inc. Class A	169,818	1,830,638
Cal-Maine Foods Inc.	10,946	349,506
Chiquita Brands International Inc.(a)	358,028	4,350,040
Dole Food Co. Inc.(a)(b)	286,524	2,988,445
Fresh Del Monte Produce Inc.(a)	316,403	6,403,997
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	183,699	716,426
Hain Celestial Group Inc.(a)(b)	326,590	6,587,320
Imperial Sugar Co.(b)	96,795	977,630
Ingles Markets Inc. Class A	100,056	1,505,843
J&J Snack Foods Corp.	6,236	262,536
John B. Sanfilippo & Son Inc.(a)	63,477	918,512
M&F Worldwide Corp.(a)	80,363	2,177,837
Nash-Finch Co.	100,280	3,425,565
Pilgrim’s Pride Corp.(a)	217,495	1,428,942
Ruddick Corp.	166,862	5,171,053
Sanderson Farms Inc.	19,706	999,882
Seaboard Corp.	2,594	3,916,940
Seneca Foods Corp. Class A(a)	61,193	1,974,086
Smart Balance Inc.(a)	269,321	1,101,523
Spartan Stores Inc.	179,681	2,465,223
Tootsie Roll Industries Inc.	18,645	440,954
TreeHouse Foods Inc.(a)	277,253	12,659,372
Village Super Market Inc. Class A	25,479	668,824
Weis Markets Inc.	87,814	2,889,959
Winn-Dixie Stores Inc.(a)	439,433	4,236,134

		77,520,559
FOREST PRODUCTS & PAPER—1.12%
Boise Inc.(a)	559,308	3,070,601
Buckeye Technologies Inc.(a)	313,285	3,117,186
Cellu Tissue Holdings Inc.(a)	14,094	109,510
Clearwater Paper Corp.(a)	23,942	1,311,064
KapStone Paper and Packaging Corp.(a)	305,018	3,397,901
Louisiana-Pacific Corp.(a)(b)	1,011,318	6,765,717
Neenah Paper Inc.	59,626	1,091,156
P.H. Glatfelter Co.	365,584	3,966,586
Potlatch Corp.(b)	152,605	5,452,577
Rock-Tenn Co. Class A	204,360	10,150,561
Wausau Paper Corp.(a)	338,785	2,293,574
Xerium Technologies Inc.(a)	11,258	158,963

		40,885,396
GAS—2.49%
Chesapeake Utilities Corp.	75,468	2,369,695
Laclede Group Inc. (The)	177,706	5,887,400
New Jersey Resources Corp.	329,299	11,591,325

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

June 30, 2010

Nicor Inc.	360,970	14,619,285
Northwest Natural Gas Co.	211,844	9,230,043
Piedmont Natural Gas Co.	572,050	14,472,865
South Jersey Industries Inc.	196,312	8,433,564
Southwest Gas Corp.	361,805	10,673,247
WGL Holdings Inc.	403,845	13,742,845

		91,020,269
HAND & MACHINE TOOLS—0.05%
Baldor Electric Co.	22,092	797,079
Franklin Electric Co. Inc.	15,057	433,943
Thermadyne Holdings Corp.(a)	64,847	700,996

		1,932,018
HEALTH CARE - PRODUCTS—0.97%
Alphatec Holdings Inc.(a)	91,619	425,112
AngioDynamics Inc.(a)	197,318	2,910,441
Cantel Medical Corp.	102,633	1,713,971
CardioNet Inc.(a)	144,056	789,427
CONMED Corp.(a)	232,773	4,336,561
Cutera Inc.(a)	100,517	925,762
Cynosure Inc. Class A(a)	78,179	841,988
Exactech Inc.(a)	21,229	362,591
Hanger Orthopedic Group Inc.(a)	102,518	1,841,223
HealthTronics Inc.(a)	79,676	384,835
ICU Medical Inc.(a)	71,168	2,289,475
Invacare Corp.	218,306	4,527,666
Medical Action Industries Inc.(a)	114,176	1,368,970
Merit Medical Systems Inc.(a)	21,488	345,312
NxStage Medical Inc.(a)	15,036	223,134
Palomar Medical Technologies Inc.(a)	62,905	703,907
Rochester Medical Corp.(a)	12,628	119,335
Solta Medical Inc.(a)	336,738	639,802
Steris Corp.	24,005	746,075
SurModics Inc.(a)	58,442	959,033
Symmetry Medical Inc.(a)	286,996	3,024,938
Syneron Medical Ltd.(a)	215,816	2,218,589
TomoTherapy Inc.(a)	258,278	821,324
Vital Images Inc.(a)	31,768	405,042
Wright Medical Group Inc.(a)	114,547	1,902,626
Young Innovations Inc.(b)	29,154	820,685

		35,647,824
HEALTH CARE - SERVICES—2.34%
Allied Healthcare International Inc.(a)	337,748	783,575
American Dental Partners Inc.(a)	117,928	1,428,108
AMERIGROUP Corp.(a)	358,693	11,650,349
AmSurg Corp.(a)	246,677	4,395,784
Assisted Living Concepts Inc. Class A(a)	78,417	2,320,359
Capital Senior Living Corp.(a)	215,065	1,068,873
Centene Corp.(a)	391,271	8,412,327
Continucare Corp.(a)	58,749	196,809
Ensign Group Inc. (The)	6,120	101,102
Five Star Quality Care Inc.(a)	254,057	767,252
Gentiva Health Services Inc.(a)	152,197	4,110,841
HealthSouth Corp.(a)	42,925	803,127
Healthways Inc.(a)	272,298	3,245,792
Kindred Healthcare Inc.(a)	314,947	4,043,920
Magellan Health Services Inc.(a)	265,853	9,655,781
MedCath Corp.(a)	163,513	1,285,212
Molina Healthcare Inc.(a)	43,854	1,262,995

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

June 30, 2010

National Healthcare Corp.	71,630	2,468,370
Odyssey Healthcare Inc.(a)	15,074	402,777
Psychiatric Solutions Inc.(a)	122,197	3,998,286
RehabCare Group Inc.(a)	162,575	3,540,884
Res-Care Inc.(a)	201,241	1,943,988
Select Medical Holdings Corp.(a)	401,012	2,718,861
Skilled Healthcare Group Inc. Class A(a)(b)	157,857	1,071,849
Sun Healthcare Group Inc.(a)	347,956	2,811,484
Triple-S Management Corp. Class B(a)	161,892	3,003,097
U.S. Physical Therapy Inc.(a)	4,619	77,969
WellCare Health Plans Inc.(a)	338,049	8,025,283

		85,595,054
HOLDING COMPANIES - DIVERSIFIED—0.04%
Harbinger Group Inc.(a)	73,248	459,997
Primoris Services Corp.	142,549	898,059

		1,358,056
HOME BUILDERS—0.56%
Beazer Homes USA Inc.(a)(b)	595,956	2,163,320
Brookfield Homes Corp.(a)(b)	75,977	512,085
Cavco Industries Inc.(a)	42,005	1,477,736
Hovnanian Enterprises Inc. Class A(a)(b)	416,421	1,532,429
M/I Homes Inc.(a)	147,631	1,423,163
Meritage Homes Corp.(a)	256,206	4,171,034
Ryland Group Inc.	351,376	5,558,768
Skyline Corp.	54,532	982,121
Standard-Pacific Corp.(a)	853,057	2,840,680

		20,661,336
HOME FURNISHINGS—0.34%
American Woodmark Corp.(b)	67,068	1,146,863
Audiovox Corp. Class A(a)	137,941	1,013,866
Ethan Allen Interiors Inc.	129,535	1,812,195
Furniture Brands International Inc.(a)	345,462	1,803,312
Hooker Furniture Corp.	85,728	913,860
Kimball International Inc. Class B	249,701	1,380,847
La-Z-Boy Inc.(a)	366,045	2,719,714
Sealy Corp.(a)(b)	237,325	633,658
Universal Electronics Inc.(a)	67,883	1,128,894

		12,553,209
HOUSEHOLD PRODUCTS & WARES—0.80%
ACCO Brands Corp.(a)	437,328	2,182,267
American Greetings Corp. Class A	295,729	5,547,876
Blyth Inc.	32,833	1,118,620
Central Garden & Pet Co. Class A(a)	452,163	4,055,902
CSS Industries Inc.	59,798	986,667
Ennis Inc.	164,199	2,464,627
Helen of Troy Ltd.(a)	244,425	5,392,016
Kid Brands Inc.(a)	81,435	572,488
Oil-Dri Corp. of America	33,900	778,005
Prestige Brands Holdings Inc.(a)	333,731	2,362,815
Spectrum Brands Holdings Inc.(a)	145,272	3,684,098
WD-40 Co.	6,769	226,085

		29,371,466
HOUSEWARES—0.08%
Libbey Inc.(a)	128,850	1,672,473
Lifetime Brands Inc.(a)	73,689	1,077,333

		2,749,806

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

June 30, 2010

INSURANCE— 6.24%
Alterra Capital Holdings Ltd.(b)	768,092	14,424,768
Ambac Financial Group Inc.(a)(b)	2,110,276	1,413,885
American Equity Investment Life Holding Co.	466,503	4,814,311
American Physicians Capital Inc.	62,821	1,938,028
American Physicians Service Group Inc.	49,237	1,203,845
American Safety Insurance Holdings Ltd.(a)(b)	82,470	1,296,428
Amerisafe Inc.(a)	150,356	2,638,748
AmTrust Financial Services Inc.	178,035	2,143,541
Argo Group International Holdings Ltd.(b)	247,631	7,575,032
Baldwin & Lyons Inc. Class B	65,468	1,375,483
Citizens Inc.(a)(b)	290,462	1,934,477
CNA Surety Corp.(a)	141,031	2,266,368
CNO Financial Group Inc.(a)	1,625,775	8,047,586
Delphi Financial Group Inc. Class A	379,030	9,252,122
Donegal Group Inc. Class A	88,950	1,093,196
EMC Insurance Group Inc.	38,122	836,015
Employers Holdings Inc.	250,553	3,690,646
Enstar Group Ltd.(a)	55,519	3,688,682
FBL Financial Group Inc. Class A	107,077	2,248,617
First American Financial Corp.	778,830	9,875,564
First Mercury Financial Corp.	114,088	1,207,051
Flagstone Reinsurance Holdings SA	415,443	4,495,093
FPIC Insurance Group Inc.(a)	77,935	1,999,033
Gerova Financial Group Ltd.(a)	53,688	290,452
Greenlight Capital Re Ltd. Class A(a)	225,655	5,684,249
Hallmark Financial Services Inc.(a)	92,411	919,489
Harleysville Group Inc.	92,425	2,867,948
Horace Mann Educators Corp.	312,669	4,783,836
Infinity Property and Casualty Corp.	105,498	4,871,898
Kansas City Life Insurance Co.	33,214	982,138
Life Partners Holdings Inc.	6,627	135,588
Maiden Holdings Ltd.	396,035	2,601,950
Meadowbrook Insurance Group Inc.	432,511	3,732,570
MGIC Investment Corp.(a)(b)	1,598,341	11,012,569
Montpelier Re Holdings Ltd.	566,874	8,463,429
National Interstate Corp.	52,299	1,036,566
National Western Life Insurance Co. Class A	17,552	2,681,244
Navigators Group Inc. (The)(a)	97,051	3,991,708
NYMAGIC Inc.	38,584	744,285
Phoenix Companies Inc. (The)(a)	925,337	1,952,461
Platinum Underwriters Holdings Ltd.	359,244	13,036,965
PMA Capital Corp. Class A(a)	257,179	1,684,522
PMI Group Inc. (The)(a)	1,140,251	3,295,325
Presidential Life Corp.	164,769	1,499,398
Primerica Inc.(a)	192,013	4,116,759
Primus Guaranty Ltd.(a)(b)	129,771	478,855
ProAssurance Corp.(a)	259,180	14,711,057
Radian Group Inc.	1,060,520	7,678,165
RLI Corp.	146,216	7,677,802
Safety Insurance Group Inc.	100,772	3,730,579
SeaBright Insurance Holdings Inc.	175,472	1,663,475
Selective Insurance Group Inc.	424,725	6,311,414
State Auto Financial Corp.	115,018	1,783,929
Stewart Information Services Corp.(b)	137,580	1,240,972
Tower Group Inc.	176,796	3,806,418
United America Indemnity Ltd. Class A(a)	220,219	1,620,812
United Fire & Casualty Co.	182,110	3,609,420
Universal American Corp.(a)	255,214	3,675,082
Universal Insurance Holdings Inc.	138,949	580,807

		228,412,655

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

June 30, 2010

INTERNET—1.19%
1-800-FLOWERS.COM Inc.(a)	198,537	408,986
DealerTrack Holdings Inc.(a)	51,854	852,998
Digital River Inc.(a)	276,502	6,611,163
EarthLink Inc.	860,704	6,851,204
ePlus Inc.(a)(b)	29,231	511,543
Global Sources Ltd.(a)	12,247	96,017
InfoSpace Inc.(a)	249,285	1,874,623
Internap Network Services Corp.(a)	413,244	1,723,228
Internet Brands Inc. Class A(a)	176,124	1,819,361
Internet Capital Group Inc.(a)	269,842	2,050,799
j2 Global Communications Inc.(a)	110,677	2,417,186
Keynote Systems Inc.	88,994	802,726
Knot Inc. (The)(a)	112,003	871,383
ModusLink Global Solutions Inc.(a)	332,873	2,007,224
Online Resources Corp.(a)	143,269	594,566
PCTEL Inc.(a)	153,380	773,035
Perficient Inc.(a)	59,253	527,944
RealNetworks Inc.(a)	667,986	2,204,354
S1 Corp.(a)	413,247	2,483,614
Safeguard Scientifics Inc.(a)	147,358	1,556,101
SonicWALL Inc.(a)	45,397	533,415
TechTarget Inc.(a)	38,226	205,656
TeleCommunication Systems Inc.(a)	212,987	881,766
United Online Inc.	545,243	3,140,600
ValueClick Inc.(a)	143,264	1,531,492
Vasco Data Security International Inc.(a)	41,391	255,382

		43,586,366
INVESTMENT COMPANIES—1.94%
American Capital Ltd.(a)	2,708,147	13,053,269
Apollo Investment Corp.	1,545,652	14,420,933
Arlington Asset Investment Corp. Class A	54,732	1,030,604
BlackRock Kelso Capital Corp.(d)	452,184	4,463,056
Capital Southwest Corp.	22,709	1,996,348
Fifth Street Finance Corp.	361,601	3,988,459
Gladstone Capital Corp.(b)	167,764	1,813,529
Gladstone Investment Corp.	175,767	1,024,722
Golub Capital BDC Inc.	59,542	858,596
Harris & Harris Group Inc.(a)(b)	245,696	1,004,897
Hercules Technology Growth Capital Inc.	289,269	2,664,167
Kayne Anderson Energy Development Co.	81,380	1,234,535
Main Street Capital Corp.(b)	98,770	1,474,636
MCG Capital Corp.	610,871	2,950,507
Medallion Financial Corp.	119,447	788,350
MVC Capital Inc.	181,833	2,349,282
NGP Capital Resources Co.	172,288	1,235,305
PennantPark Investment Corp.	251,867	2,405,330
PennyMac Mortgage Investment Trust(a)(b)(d)	133,513	2,122,857
Prospect Capital Corp.(b)	536,659	5,178,759
Solar Capital Ltd.	46,213	890,062
THL Credit Inc.(a)	72,431	832,956
TICC Capital Corp.	214,345	1,800,498
Triangle Capital Corp.(b)	95,710	1,360,996

		70,942,653

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

June 30, 2010

IRON & STEEL—0.16%
Gibraltar Industries Inc.(a)	241,473	2,438,877
Metals USA Holdings Corp.(a)	43,771	654,377
Olympic Steel Inc.	72,712	1,670,195
Shiloh Industries Inc.(a)	21,614	182,854
Universal Stainless & Alloy Products Inc.(a)	54,474	871,039

		5,817,342
LEISURE TIME—0.18%
Arctic Cat Inc.(a)	96,429	878,468
Callaway Golf Co.	513,777	3,103,213
Johnson Outdoors Inc. Class A(a)	35,223	396,259
Life Time Fitness Inc.(a)(b)	37,734	1,199,564
Multimedia Games Inc.(a)(b)	192,532	866,394

		6,443,898
LODGING—0.50%
Boyd Gaming Corp.(a)	430,211	3,652,491
Gaylord Entertainment Co.(a)(b)	276,456	6,106,913
Marcus Corp.	162,348	1,535,812
Monarch Casino & Resort Inc.(a)	51,913	525,879
Morgans Hotel Group Co.(a)	112,815	694,941
Orient-Express Hotels Ltd. Class A(a)(b)	724,182	5,358,947
Red Lion Hotels Corp.(a)	96,554	576,427

		18,451,410
MACHINERY—0.80%
Alamo Group Inc.	48,251	1,047,047
Albany International Corp. Class A	176,820	2,862,716
Astec Industries Inc.(a)	158,297	4,389,576
Briggs & Stratton Corp.	150,753	2,565,816
Cascade Corp.	72,443	2,579,695
Cognex Corp.	65,985	1,160,016
Columbus McKinnon Corp.(a)	152,551	2,131,137
Flow International Corp.(a)	55,247	130,383
Gerber Scientific Inc.(a)	200,399	1,072,135
Intermec Inc.(a)	157,787	1,617,317
Intevac Inc.(a)	109,375	1,167,031
Kadant Inc.(a)	72,929	1,270,423
NACCO Industries Inc. Class A	3,556	315,631
Robbins & Myers Inc.	214,222	4,657,186
Tecumseh Products Co. Class A(a)	147,375	1,638,810
Twin Disc Inc.	58,057	659,528

		29,264,447
MACHINERY - DIVERSIFIED—0.10%
Chart Industries Inc.(a)	228,827	3,565,125

		3,565,125
MANUFACTURING—1.14%
A.O. Smith Corp.	13,373	644,445
American Railcar Industries Inc.(a)	74,949	905,384
Ameron International Corp.	73,564	4,438,116
AZZ Inc.	6,181	227,275
Barnes Group Inc.	49,784	815,960
Brink’s Co. (The)	59,875	1,139,421
Ceradyne Inc.(a)	202,901	4,335,994
CLARCOR Inc.	25,808	916,700
EnPro Industries Inc.(a)(b)	95,182	2,679,373
ESCO Technologies Inc.	210,927	5,431,370
Federal Signal Corp.	496,849	3,000,968

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

June 30, 2010

FreightCar America Inc.	95,217	2,153,809
GP Strategies Corp.(a)(b)	84,608	614,254
Griffon Corp.(a)	357,582	3,954,857
Hexcel Corp.(a)	137,798	2,137,247
Lydall Inc.(a)	135,779	1,037,352
Myers Industries Inc.	281,684	2,278,824
Smith & Wesson Holding Corp.(a)	28,949	118,402
Standex International Corp.	81,411	2,063,769
Tredegar Corp.	180,776	2,950,264

		41,843,784
MEDIA—0.90%
A.H. Belo Corp. Class A(a)	143,201	950,855
Beasley Broadcast Group Inc. Class A(a)	9,797	47,711
Cambium Learning Group Inc.(a)	20,116	72,418
CKX Inc.(a)	367,390	1,833,276
Courier Corp.	81,271	992,319
Crown Media Holdings Inc. Class A(a)(b)	74,366	130,884
Cumulus Media Inc. Class A(a)	141,703	378,347
Dex One Corp.(a)	373,735	7,100,965
Dolan Co. (The)(a)	136,758	1,520,749
E.W. Scripps Co. (The) Class A(a)	252,476	1,875,897
Entercom Communications Corp.(a)	32,084	282,981
Fisher Communications Inc.(a)	52,374	881,978
Gray Television Inc.(a)	385,715	929,573
Journal Communications Inc. Class A(a)	290,924	1,154,968
Lin TV Corp. Class A(a)	210,296	1,137,701
LodgeNet Interactive Corp.(a)(b)	139,638	518,057
Media General Inc. Class A(a)	138,962	1,356,269
Mediacom Communications Corp. Class A(a)	319,011	2,143,754
Nexstar Broadcasting Group Inc.(a)	69,749	305,501
Outdoor Channel Holdings Inc.(a)	94,008	439,017
Playboy Enterprises Inc. Class B(a)	52,460	220,332
PRIMEDIA Inc.	93,590	274,219
Radio One Inc. Class D(a)	253,230	324,134
Scholastic Corp.	243,320	5,868,879
Sinclair Broadcast Group Inc. Class A(a)	334,352	1,949,272
World Wrestling Entertainment Inc.	24,488	381,033

		33,071,089
METAL FABRICATE & HARDWARE—0.71%
A.M. Castle & Co.(a)	133,188	1,849,981
Ampco-Pittsburgh Corp.	61,480	1,280,628
CIRCOR International Inc.	128,326	3,282,579
Dynamic Materials Corp.	60,773	974,799
Haynes International Inc.	84,371	2,601,158
L.B. Foster Co. Class A(a)	81,256	2,106,156
Ladish Co. Inc.(a)	125,342	2,847,770
Lawson Products Inc.	32,701	555,263
Mueller Industries Inc.	260,006	6,396,148
Mueller Water Products Inc. Class A	81,546	302,536
Northwest Pipe Co.(a)	73,639	1,399,141
Worthington Industries Inc.	192,532	2,475,961

		26,072,120
MINING—1.47%
Brush Engineered Materials Inc.(a)	149,037	2,977,759
Century Aluminum Co.(a)	508,493	4,489,993
Coeur d’Alene Mines Corp.(a)(b)	656,459	10,358,923
Hecla Mining Co.(a)(b)	1,929,775	10,073,426
Horsehead Holding Corp.(a)	328,529	2,483,679

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

June 30, 2010

Kaiser Aluminum Corp.	121,163	4,200,721
RTI International Metals Inc.(a)	208,241	5,020,691
Thompson Creek Metals Co. Inc.(a)	996,611	8,650,583
U.S. Energy Corp.(a)	212,825	1,010,919
USEC Inc.(a)(b)	909,645	4,329,910

		53,596,604
OFFICE FURNISHINGS—0.12%
CompX International Inc.	2,341	23,059
Steelcase Inc. Class A	540,106	4,185,821

		4,208,880
OIL & GAS—2.82%
Abraxas Petroleum Corp.(a)	348,355	975,394
Alon USA Energy Inc.(b)	61,859	393,423
Approach Resources Inc.(a)	104,433	718,499
ATP Oil & Gas Corp.(a)(b)	355,147	3,761,007
Berry Petroleum Co. Class A	407,720	10,486,558
Bill Barrett Corp.(a)	366,252	11,269,574
BPZ Resources Inc.(a)(b)	592,851	2,460,332
Cheniere Energy Inc.(a)(b)	291,025	820,691
Clayton Williams Energy Inc.(a)	4,740	199,649
Contango Oil & Gas Co.(a)	32,487	1,453,793
Crosstex Energy Inc.(a)	321,008	2,057,661
CVR Energy Inc.(a)	241,651	1,817,216
Delek US Holdings Inc.	109,288	797,802
Delta Petroleum Corp.(a)(b)	1,473,742	1,267,418
Energy Partners Ltd.(a)	230,880	2,819,045
Gastar Exploration Ltd.(a)	347,316	1,253,811
GeoResources Inc.(a)	103,499	1,441,741
GMX Resources Inc.(a)(b)	245,525	1,593,457
Goodrich Petroleum Corp.(a)	195,124	2,341,488
Harvest Natural Resources Inc.(a)(b)	265,310	1,955,335
Kodiak Oil & Gas Corp.(a)	50,092	159,793
Miller Petroleum Inc.(a)	143,633	827,326
Parker Drilling Co.(a)	925,510	3,655,765
Penn Virginia Corp.	362,483	7,289,533
PetroCorp Inc. Escrow(c)	19,086	2
Petroleum Development Corp.(a)	153,767	3,939,511
PetroQuest Energy Inc.(a)	339,833	2,297,271
Pioneer Drilling Co.(a)	431,812	2,448,374
RAM Energy Resources Inc.(a)	39,239	81,225
Resolute Energy Corp.(a)	276,323	3,382,194
Rex Energy Corp.(a)	214,876	2,170,248
Rosetta Resources Inc.(a)	162,636	3,221,819
Seahawk Drilling Inc.(a)	86,152	837,397
Stone Energy Corp.(a)	319,945	3,570,586
Swift Energy Co.(a)	301,609	8,116,298
VAALCO Energy Inc.	356,542	1,996,635
Vantage Drilling Co.(a)(b)	991,117	1,338,008
Venoco Inc.(a)(b)	121,084	1,994,253
W&T Offshore Inc.	261,990	2,478,425
Warren Resources Inc.(a)	474,774	1,376,845
Western Refining Inc.(a)(b)	409,174	2,058,145

		103,123,547
OIL & GAS SERVICES—2.04%
Allis-Chalmers Energy Inc.(a)(b)	286,721	590,645
Basic Energy Services Inc.(a)	184,895	1,423,692
Boots & Coots Inc.(a)	60,916	179,702
Cal Dive International Inc.(a)	750,737	4,391,811

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

June 30, 2010

Complete Production Services Inc.(a)	619,969	8,865,557
Dawson Geophysical Co.(a)	62,287	1,324,844
Global Geophysical Services Inc.(a)	60,533	421,915
Global Industries Ltd.(a)	808,484	3,630,093
Gulf Island Fabrication Inc.	114,183	1,772,120
Helix Energy Solutions Group Inc.(a)	833,837	8,980,424
Hercules Offshore Inc.(a)	915,864	2,225,550
Hornbeck Offshore Services Inc.(a)	185,516	2,708,534
Key Energy Services Inc.(a)	942,242	8,649,782
Matrix Service Co.(a)	177,123	1,649,015
Natural Gas Services Group Inc.(a)	96,504	1,460,106
Newpark Resources Inc.(a)	660,903	3,998,463
Superior Well Services Inc.(a)(b)	181,336	3,031,938
T-3 Energy Services Inc.(a)	104,324	2,910,640
Tesco Corp.(a)	240,876	2,957,957
Tetra Technologies Inc.(a)	537,839	4,883,578
Union Drilling Inc.(a)	119,336	657,541
Willbros Group Inc.(a)	316,653	2,343,232
World Fuel Services Corp.	213,682	5,542,911

		74,600,050
PACKAGING & CONTAINERS—0.30%
AEP Industries Inc.(a)	20,060	479,033
Astronics Corp.(a)(b)	5,090	83,272
Graham Packaging Co. Inc.(a)	126,273	1,511,488
Graphic Packaging Holding Co.(a)	895,707	2,821,477
Silgan Holdings Inc.	218,255	6,194,077

		11,089,347
PHARMACEUTICALS—1.13%
Alkermes Inc.(a)	546,326	6,801,759
BioScrip Inc.(a)	84,381	442,156
Caraco Pharmaceutical Laboratories Ltd.(a)(b)	64,151	302,793
Cornerstone Therapeutics Inc.(a)	63,628	374,769
Cypress Bioscience Inc.(a)	271,462	624,363
Emergent BioSolutions Inc.(a)	9,849	160,933
Furiex Pharmaceuticals Inc.(a)	8,882	90,241
Hi-Tech Pharmacal Co. Inc.(a)	7,303	167,312
Impax Laboratories Inc.(a)	52,838	1,007,092
Infinity Pharmaceuticals Inc.(a)(b)	33,953	200,662
Jazz Pharmaceuticals Inc.(a)	7,173	56,165
Lannett Co. Inc.(a)	59,249	270,768
Medicines Co. (The)(a)	190,550	1,450,085
Medicis Pharmaceutical Corp. Class A	480,724	10,518,241
Nutraceutical International Corp.(a)	74,138	1,131,346
Par Pharmaceutical Companies Inc.(a)	279,631	7,259,221
PharMerica Corp.(a)	150,629	2,208,221
Progenics Pharmaceuticals Inc.(a)	65,324	357,975
Schiff Nutrition International Inc.(b)	66,926	476,513
Sucampo Pharmaceuticals Inc.(a)	85,085	300,350
ViroPharma Inc.(a)	620,633	6,957,296

		41,158,261
REAL ESTATE—0.82%
Avatar Holdings Inc.(a)(b)	70,754	1,357,062
Consolidated-Tomoka Land Co.	43,128	1,229,148
Forestar Group Inc.(a)	290,462	5,216,698
Government Properties Income Trust	169,964	4,337,481
HFF Inc. Class A(a)	56,165	397,087
Hilltop Holdings Inc.(a)	316,431	3,167,474
Kennedy-Wilson Holdings Inc.(a)	10,758	108,656

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

June 30, 2010

Resource Capital Corp.(b)	350,358	1,990,033
Retail Opportunity Investments Corp.	333,570	3,218,950
Starwood Property Trust Inc.	379,514	6,432,762
Terreno Realty Corp.(a)	69,808	1,236,300
Thomas Properties Group Inc.	280,303	927,803
United Capital Corp.(a)	13,949	340,495

		29,959,949
REAL ESTATE INVESTMENT TRUSTS—12.24%
Acadia Realty Trust	255,363	4,295,206
Agree Realty Corp.	69,447	1,619,504
Alexander’s Inc.	5,759	1,744,516
American Campus Communities Inc.(b)	417,285	11,387,708
American Capital Agency Corp.(b)	261,269	6,902,727
Anworth Mortgage Asset Corp.	947,484	6,746,086
Apollo Commercial Real Estate Finance Inc.	85,028	1,399,561
Ashford Hospitality Trust Inc.(a)(b)	324,473	2,378,387
Associated Estates Realty Corp.(b)	115,124	1,490,856
BioMed Realty Trust Inc.	905,283	14,566,003
CapLease Inc.(b)	456,243	2,103,280
Capstead Mortgage Corp.(b)	559,237	6,185,161
CBL & Associates Properties Inc.(b)	1,100,866	13,694,773
Cedar Shopping Centers Inc.	435,641	2,622,559
Chatham Lodging Trust(a)	68,407	1,222,433
Chesapeake Lodging Trust(a)	60,394	955,433
Cogdell Spencer Inc.	343,071	2,319,160
Colonial Properties Trust(b)	558,899	8,120,802
Colony Financial Inc.	116,708	1,972,365
Cousins Properties Inc.	714,105	4,813,068
CreXus Investment Corp.	107,870	1,340,824
Cypress Sharpridge Investments Inc.	125,671	1,590,995
DCT Industrial Trust Inc.	1,683,967	7,611,531
DiamondRock Hospitality Co.(a)	1,230,436	10,114,184
DuPont Fabros Technology Inc.	205,399	5,044,599
Dynex Capital Inc.(b)	106,589	983,816
EastGroup Properties Inc.	119,060	4,236,155
Education Realty Trust Inc.(b)	454,283	2,739,327
Entertainment Properties Trust	370,665	14,111,217
Equity Lifestyle Properties Inc.(b)	70,895	3,419,266
Equity One Inc.(b)	251,483	3,923,135
Excel Trust Inc.(a)	119,529	1,434,348
Extra Space Storage Inc.	695,415	9,666,269
FelCor Lodging Trust Inc.(a)	268,895	1,341,786
First Industrial Realty Trust Inc.(a)	504,838	2,433,319
First Potomac Realty Trust	295,552	4,247,082
Franklin Street Properties Corp.	551,621	6,514,644
Getty Realty Corp.	92,031	2,062,415
Gladstone Commercial Corp.(b)	68,084	1,112,493
Glimcher Realty Trust	549,868	3,288,211
Hatteras Financial Corp.	290,857	8,091,642
Healthcare Realty Trust Inc.(b)	496,756	10,913,729
Hersha Hospitality Trust(b)	878,357	3,970,174
Highwoods Properties Inc.	568,978	15,794,829
Home Properties Inc.	211,765	9,544,249
Inland Real Estate Corp.(b)	593,172	4,697,922
Invesco Mortgage Capital Inc.	207,124	4,144,551
Investors Real Estate Trust(b)	598,526	5,284,985
iStar Financial Inc.(a)(b)	744,993	3,322,669
Kilroy Realty Corp.	433,105	12,876,212
Kite Realty Group Trust	432,579	1,808,180
LaSalle Hotel Properties(b)	556,624	11,449,756
Lexington Realty Trust	771,363	4,635,892
LTC Properties Inc.(b)	156,168	3,790,197

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

June 30, 2010

Medical Properties Trust Inc.	886,923	8,372,553
MFA Financial Inc.	2,233,888	16,530,771
Mid-America Apartment Communities Inc.(b)	92,220	4,746,563
Mission West Properties Inc.	141,670	966,189
Monmouth Real Estate Investment Corp. Class A	211,973	1,566,480
MPG Office Trust Inc.(a)	382,464	1,120,620
National Health Investors Inc.(b)	111,265	4,290,378
National Retail Properties Inc.	664,307	14,242,742
Newcastle Investment Corp.(a)	494,269	1,324,641
NorthStar Realty Finance Corp.(b)	601,374	1,605,669
Omega Healthcare Investors Inc.(b)	597,631	11,910,786
One Liberty Properties Inc.	67,113	1,000,655
Parkway Properties Inc.	172,141	2,508,094
Pebblebrook Hotel Trust(a)	150,641	2,839,583
Pennsylvania Real Estate Investment Trust	441,050	5,389,631
Post Properties Inc.(b)	387,617	8,810,534
PS Business Parks Inc.(b)	119,024	6,639,159
RAIT Financial Trust(a)(b)	633,950	1,185,487
Ramco-Gershenson Properties Trust(b)	302,844	3,058,724
Redwood Trust Inc.	621,185	9,094,148
Saul Centers Inc.	16,902	686,728
Sovran Self Storage Inc.	219,943	7,572,638
Strategic Hotels & Resorts Inc.(a)	842,927	3,700,450
Sun Communities Inc.	151,621	3,936,081
Sunstone Hotel Investors Inc.(a)(b)	785,700	7,802,001
Tanger Factory Outlet Centers Inc.	137,514	5,690,329
Two Harbors Investment Corp.	207,816	1,714,482
U-Store-It Trust	745,370	5,560,460
UMH Properties Inc.	78,564	791,140
Universal Health Realty Income Trust	43,972	1,412,820
Urstadt Biddle Properties Inc. Class A	144,277	2,327,188
Walter Investment Management Corp.(b)	205,209	3,355,167
Washington Real Estate Investment Trust	363,331	10,024,302
Winthrop Realty Trust(b)	142,746	1,828,576

		447,685,960
RETAIL—4.30%
99 Cents Only Stores(a)	53,259	788,233
AFC Enterprises Inc.(a)	37,623	342,369
America’s Car-Mart Inc.(a)	39,222	887,594
Barnes & Noble Inc.	307,391	3,965,344
Bebe Stores Inc.	211,145	1,351,328
Big 5 Sporting Goods Corp.	10,831	142,319
Biglari Holdings Inc.(a)	10,359	2,971,997
Bob Evans Farms Inc.	243,080	5,984,630
Bon-Ton Stores Inc. (The)(a)	61,475	599,381
Books-A-Million Inc.(b)	57,115	343,832
Borders Group Inc.(a)(b)	401,301	533,730
Brown Shoe Co. Inc.	110,048	1,670,529
Buckle Inc. (The)(b)	10,662	345,662
Build-A-Bear Workshop Inc.(a)	137,193	930,169
Cabela’s Inc.(a)(b)	320,722	4,535,009
Casey’s General Stores Inc.	250,544	8,743,986
Cash America International Inc.	158,585	5,434,708
Casual Male Retail Group Inc.(a)	38,796	132,682
Charming Shoppes Inc.(a)	924,385	3,466,444
Children’s Place Retail Stores Inc. (The)(a)	21,626	951,976
Christopher & Banks Corp.	125,678	777,947
Collective Brands Inc.(a)	163,663	2,585,875
Conn’s Inc.(a)(b)	77,430	455,288
Cracker Barrel Old Country Store Inc.	13,515	629,258
Dillard’s Inc. Class A(b)	366,302	7,875,493
Domino’s Pizza Inc.(a)	185,998	2,101,777

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

June 30, 2010

Dress Barn Inc.(a)	28,491	678,371
EZCORP Inc.(a)	27,214	504,820
Finish Line Inc. (The) Class A	284,642	3,965,063
Fred’s Inc. Class A	313,576	3,468,151
Genesco Inc.(a)	172,457	4,537,344
Group 1 Automotive Inc.(a)	152,618	3,591,101
Haverty Furniture Companies Inc.	127,524	1,567,270
Hot Topic Inc.	205,488	1,043,879
Jack in the Box Inc.(a)	32,375	629,694
Kenneth Cole Productions Inc. Class A(a)	41,634	458,390
Landry’s Restaurants Inc.(a)	58,337	1,426,923
Lithia Motors Inc. Class A	155,162	958,901
MarineMax Inc.(a)	175,772	1,219,858
McCormick & Schmick’s Seafood Restaurants Inc.(a)	70,892	528,854
Men’s Wearhouse Inc. (The)	419,716	7,705,986
Movado Group Inc.(a)	123,870	1,322,932
New York & Co. Inc.(a)	187,008	428,248
O’Charley’s Inc.(a)	143,996	763,179
OfficeMax Inc.(a)	431,600	5,636,696
Pacific Sunwear of California Inc.(a)(b)	529,719	1,695,101
Pantry Inc. (The)(a)	167,614	2,365,033
Papa John’s International Inc.(a)	36,273	838,632
PC Connection Inc.(a)	76,972	466,450
Penske Automotive Group Inc.(a)	219,549	2,494,077
Pep Boys - Manny, Moe & Jack (The)	418,464	3,707,591
Red Robin Gourmet Burgers Inc.(a)	124,468	2,135,871
Regis Corp.	458,056	7,131,932
REX American Resources Corp.(a)	57,750	924,000
Rite Aid Corp.(a)	4,109,159	4,026,976
Ruby Tuesday Inc.(a)	514,479	4,373,071
Rush Enterprises Inc. Class A(a)	254,489	3,399,973
Saks Inc.(a)(b)	1,079,369	8,192,411
Sally Beauty Holdings Inc.(a)	70,867	581,109
School Specialty Inc.(a)	96,841	1,749,917
Select Comfort Corp.(a)	66,039	577,841
Shoe Carnival Inc.(a)	59,958	1,229,739
Sonic Automotive Inc.(a)	267,563	2,290,339
Sport Supply Group Inc.	43,279	582,535
Stage Stores Inc.	308,975	3,299,853
Stein Mart Inc.(a)	128,747	802,094
Susser Holdings Corp.(a)	50,154	591,316
Systemax Inc.	14,499	218,500
Talbots Inc. (The)(a)(b)	71,294	735,041
Titan Machinery Inc.(a)	71,076	933,228
Tuesday Morning Corp.(a)	234,834	936,988
West Marine Inc.(a)	115,667	1,258,457
Wet Seal Inc. Class A(a)	220,867	806,165

		157,327,460
SAVINGS & LOANS—2.38%
Abington Bancorp Inc.	166,574	1,452,525
Astoria Financial Corp.	688,552	9,474,476
BankFinancial Corp.	152,815	1,269,893
Beneficial Mutual Bancorp Inc.(a)	276,963	2,736,394
Berkshire Hills Bancorp Inc.	111,936	2,180,513
BofI Holding Inc.(a)	56,592	799,079
Brookline Bancorp Inc.	471,458	4,186,547
Clifton Savings Bancorp Inc.(b)	80,334	694,889
Danvers Bancorp Inc.	150,635	2,176,676
Dime Community Bancshares Inc.	213,073	2,627,190
ESB Financial Corp.(b)	71,002	926,576
ESSA Bancorp Inc.	113,108	1,392,359
First Financial Holdings Inc.	131,741	1,508,434

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

June 30, 2010

Flagstar Bancorp Inc.(a)(b)	373,906	1,174,065
Flushing Financial Corp.	248,613	3,040,537
Fox Chase Bancorp Inc.(a)	43,173	413,166
Heritage Financial Group(b)	14,218	153,839
Home Bancorp Inc.(a)	61,025	787,833
Home Federal Bancorp Inc.	133,080	1,680,800
Investors Bancorp Inc.(a)	330,625	4,337,800
Kearny Financial Corp.	120,513	1,103,899
Meridian Interstate Bancorp Inc.(a)	72,655	791,940
NASB Financial Inc.(b)	28,313	428,942
NewAlliance Bancshares Inc.	845,026	9,472,741
Northwest Bancshares Inc.	882,784	10,125,533
OceanFirst Financial Corp.	115,617	1,395,497
Oritani Financial Corp.	307,231	3,072,310
Provident Financial Services Inc.	477,870	5,586,300
Provident New York Bancorp	310,103	2,744,412
Rockville Financial Inc.	65,448	779,486
Roma Financial Corp.	65,130	707,312
Territorial Bancorp Inc.	97,596	1,849,444
United Financial Bancorp Inc.	133,376	1,820,582
ViewPoint Financial Group	52,044	720,809
Waterstone Financial Inc.(a)(b)	58,619	199,891
Westfield Financial Inc.	235,941	1,965,389
WSFS Financial Corp.	39,139	1,406,264

		87,184,342
SEMICONDUCTORS—1.80%
Actel Corp.(a)	74,237	951,718
Advanced Analogic Technologies Inc.(a)	271,964	867,565
Alpha & Omega Semiconductor Ltd.(a)	37,031	511,398
ANADIGICS Inc.(a)	139,319	607,431
ATMI Inc.(a)	236,671	3,464,863
Axcelis Technologies Inc.(a)	757,705	1,174,443
AXT Inc.(a)	146,632	661,310
Brooks Automation Inc.(a)	214,626	1,659,059
Cabot Microelectronics Corp.(a)	146,106	5,053,806
CEVA Inc.(a)	11,077	139,570
Cohu Inc.	152,399	1,848,600
DSP Group Inc.(a)	184,351	1,178,003
Emulex Corp.(a)	646,945	5,938,955
Entegris Inc.(a)	714,871	2,838,038
Exar Corp.(a)	255,789	1,772,618
FormFactor Inc.(a)	398,895	4,308,066
GSI Technology Inc.(a)	44,580	254,998
Ikanos Communications Inc.(a)	212,212	341,661
Integrated Device Technology Inc.(a)	497,763	2,463,927
Integrated Silicon Solution Inc.(a)	22,164	167,117
IXYS Corp.(a)	71,258	629,921
Kopin Corp.(a)	331,030	1,122,192
Microsemi Corp.(a)	410,487	6,005,425
Microtune Inc.(a)	371,794	791,921
MKS Instruments Inc.(a)	232,980	4,361,386
OmniVision Technologies Inc.(a)	98,248	2,106,437
Pericom Semiconductor Corp.(a)	179,185	1,720,176
Photronics Inc.(a)(b)	425,969	1,925,380
Richardson Electronics Ltd.	83,484	751,356
Rudolph Technologies Inc.(a)	15,233	115,009
Silicon Image Inc.(a)	145,261	509,866
Standard Microsystems Corp.(a)	123,446	2,873,823
Tessera Technologies Inc.(a)	169,103	2,714,103
Ultratech Inc.(a)	36,641	596,149
Zoran Corp.(a)	368,635	3,516,778

		65,943,068

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

June 30, 2010

SOFTWARE—1.31%
American Reprographics Co.(a)	251,862	2,198,755
Avid Technology Inc.(a)	231,931	2,952,482
CDC Corp. Class A(a)	784,019	1,630,760
CSG Systems International Inc.(a)	144,850	2,655,101
Deltek Inc.(a)	10,577	88,212
Digi International Inc.(a)	166,265	1,375,012
DivX Inc.(a)	149,805	1,147,506
Double-Take Software Inc.(a)	168,731	1,769,988
DynaVox Inc.(a)	65,804	1,053,522
Epicor Software Corp.(a)	150,605	1,203,334
EPIQ Systems Inc.(a)	242,972	3,141,628
Fair Isaac Corp.	364,137	7,934,545
FalconStor Software Inc.(a)	131,661	347,585
Global Defense Technology & Systems Inc.(a)	24,094	307,680
infoGROUP Inc.(a)	57,150	456,057
JDA Software Group Inc.(a)	271,587	5,969,482
ManTech International Corp. Class A(a)	15,095	642,594
MoneyGram International Inc.(a)	70,603	172,977
Quest Software Inc.(a)	44,570	804,043
Schawk Inc.	12,335	184,408
SeaChange International Inc.(a)	117,136	964,029
Smith Micro Software Inc.(a)	29,938	284,710
SYNNEX Corp.(a)	179,012	4,586,288
Take-Two Interactive Software Inc.(a)	510,119	4,591,071
THQ Inc.(a)	137,967	596,018
Trident Microsystems Inc.(a)	521,968	741,195

		47,798,982
STORAGE & WAREHOUSING—0.13%
Mobile Mini Inc.(a)	290,180	4,724,130

		4,724,130
TELECOMMUNICATIONS—2.49%
ADC Telecommunications Inc.(a)	112,452	833,269
ADPT Corp.(a)	648,809	1,875,058
Anaren Inc.(a)	104,145	1,555,926
Anixter International Inc.(a)	112,025	4,772,265
Applied Signal Technology Inc.	56,023	1,100,852
ARRIS Group Inc.(a)	817,148	8,326,738
Atlantic Tele-Network Inc.	4,257	175,814
Aviat Networks Inc.(a)	475,898	1,727,510
BigBand Networks Inc.(a)	215,646	651,251
Black Box Corp.	140,006	3,904,767
Calix Inc.(a)	7,936	81,423
Cincinnati Bell Inc.(a)	1,149,986	3,461,458
Comtech Telecommunications Corp.(a)	144,227	4,316,714
Consolidated Communications Holdings Inc.	45,204	768,920
CPI International Inc.(a)	55,129	859,461
EMS Technologies Inc.(a)	115,746	1,738,505
Extreme Networks Inc.(a)	521,709	1,408,614
FiberTower Corp.(a)	365,393	1,724,655
General Communication Inc. Class A(a)	379,469	2,880,170
Global Crossing Ltd.(a)	94,335	997,121
Globalstar Inc.(a)	560,879	863,754
Globecomm Systems Inc.(a)	161,142	1,329,422
Harmonic Inc.(a)	613,215	3,335,890
Hughes Communications Inc.(a)	27,219	662,238

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

June 30, 2010

ICO Global Communications (Holdings) Ltd.(a)	294,016	473,366
IDT Corp. Class B(a)	112,591	1,435,535
Infinera Corp.(a)	54,186	348,416
Iridium Communications Inc.(a)	271,901	2,729,886
Knology Inc.(a)	20,754	226,841
MasTec Inc.(a)	422,829	3,974,593
Newport Corp.(a)	203,521	1,843,900
Novatel Wireless Inc.(a)	223,877	1,285,054
Oplink Communications Inc.(a)	102,548	1,469,513
Opnext Inc.(a)(b)	349,265	576,287
PAETEC Holding Corp.(a)	317,857	1,083,892
Powerwave Technologies Inc.(a)(b)	1,057,921	1,629,198
Preformed Line Products Co.	16,065	449,017
Premiere Global Services Inc.(a)	478,920	3,036,353
Shenandoah Telecommunications Co.	10,743	190,581
Sonus Networks Inc.(a)	292,986	793,992
Sycamore Networks Inc.	154,044	2,560,211
Symmetricom Inc.(a)	349,860	1,780,787
Tekelec(a)	472,967	6,262,083
TESSCO Technologies Inc.	17,048	284,702
USA Mobility Inc.	75,030	969,388
UTStarcom Inc.(a)(b)	932,751	1,716,262
ViaSat Inc.(a)	168,274	5,479,002
Vonage Holdings Corp.(a)	491,160	1,129,668

		91,080,322
TEXTILES—0.22%
G&K Services Inc. Class A	148,204	3,060,413
UniFirst Corp.	112,355	4,945,867

		8,006,280
TOYS, GAMES & HOBBIES—0.16%
JAKKS Pacific Inc.(a)	222,711	3,202,584
LeapFrog Enterprises Inc.(a)	44,905	180,518
RC2 Corp.(a)	157,544	2,538,034

		5,921,136
TRANSPORTATION—2.69%
Air Transport Services Group Inc.(a)	432,033	2,056,477
American Commercial Lines Inc.(a)(b)	71,967	1,619,977
Arkansas Best Corp.	201,886	4,189,135
Atlas Air Worldwide Holdings Inc.(a)	205,939	9,782,103
Baltic Trading Ltd.(a)	130,236	1,480,783
Bristow Group Inc.(a)	286,606	8,426,217
CAI International Inc.(a)	50,277	598,296
Celadon Group Inc.(a)	62,443	882,944
DHT Maritime Inc.	388,045	1,493,973
Dynamex Inc.(a)	42,520	518,744
Eagle Bulk Shipping Inc.(a)(b)	495,748	2,092,057
Excel Maritime Carriers Ltd.(a)	317,378	1,624,975
Genco Shipping & Trading Ltd.(a)(b)	206,021	3,088,255
General Maritime Corp.(b)	408,584	2,467,847
Golar LNG Ltd.	272,151	2,686,130
GulfMark Offshore Inc. Class A(a)	185,669	4,864,528
Horizon Lines Inc. Class A(b)	242,472	1,025,657
International Shipholding Corp.	45,184	999,922
Knightsbridge Tankers Ltd.	136,449	2,400,138
Marten Transport Ltd.(a)	103,868	2,158,377
Nordic American Tanker Shipping Ltd.(b)	373,980	10,505,098
Old Dominion Freight Line Inc.(a)	21,597	758,919
Overseas Shipholding Group Inc.	203,982	7,555,493

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

June 30, 2010

P.A.M. Transportation Services Inc.(a)	37,042	556,741
Patriot Transportation Holding Inc.(a)	10,856	878,359
PHI Inc.(a)	105,565	1,487,411
Quality Distribution Inc.(a)	51,280	265,118
RailAmerica Inc.(a)	184,258	1,827,839
Roadrunner Transportation Systems Inc.(a)	33,768	479,843
Saia Inc.(a)	126,539	1,898,085
Scorpio Tankers Inc.(a)	20,214	231,450
Ship Finance International Ltd.(b)	356,550	6,375,114
Teekay Tankers Ltd. Class A	215,753	2,401,331
Ultrapetrol (Bahamas) Ltd.(a)	177,955	774,104
Universal Truckload Services Inc.(a)	47,116	656,326
USA Truck Inc.(a)	62,595	1,009,031
Werner Enterprises Inc.	293,511	6,424,956

		98,541,753
TRUCKING & LEASING—0.30%
Aircastle Ltd.(b)	404,872	3,178,245
AMERCO(a)	68,207	3,754,795
Greenbrier Companies Inc. (The)(a)	151,242	1,693,911
TAL International Group Inc.	103,298	2,321,106

		10,948,057
WATER—0.72%
American States Water Co.	148,110	4,908,365
Artesian Resources Corp. Class A(b)	50,284	928,243
California Water Service Group	157,131	5,609,577
Connecticut Water Service Inc.	67,840	1,425,997
Consolidated Water Co. Ltd.	115,936	1,319,352
Middlesex Water Co.	108,241	1,715,620
PICO Holdings Inc.(a)	180,163	5,399,485
SJW Corp.	103,344	2,422,383
Southwest Water Co.	128,734	1,349,132
York Water Co.(b)	100,463	1,426,574

		26,504,728

TOTAL COMMON STOCKS
(Cost: $4,486,213,333)		3,649,543,010

SHORT-TERM INVESTMENTS—6.47%

MONEY MARKET FUNDS—6.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(d)(e)(f)	188,609,864	188,609,864
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(d)(e)(f)	45,336,813	45,336,813
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	2,596,801	2,596,801

		236,543,478

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 2000 Value Index Fund

June 30, 2010

TOTAL SHORT-TERM INVESTMENTS
(Cost: $236,543,478)	236,543,478

TOTAL INVESTMENTS IN SECURITIES—106.24%
(Cost: $4,722,756,811)	3,886,086,488
Other Assets, Less Liabilities—(6.24)%	(228,084,367)

NET ASSETS—100.00%	$3,658,002,121

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Russell 3000 Index Fund

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.75%

ADVERTISING—0.15%
APAC Customer Services Inc.(a)	5,297	$30,193
Clear Channel Outdoor Holdings Inc. Class A(a)	9,067	78,702
Gaiam Inc. Class A	4,122	25,020
Harte-Hanks Inc.	9,939	103,862
Interpublic Group of Companies Inc. (The)(a)	114,260	814,674
inVentiv Health Inc.(a)	8,054	206,182
Lamar Advertising Co. Class A(a)	13,782	337,935
Marchex Inc. Class B	6,374	24,540
Omnicom Group Inc.	71,879	2,465,450

		4,086,558
AEROSPACE & DEFENSE—2.00%
AAR Corp.(a)	8,994	150,560
AeroVironment Inc.(a)	3,348	72,752
Alliant Techsystems Inc.(a)	7,828	485,806
Argon ST Inc.(a)	2,925	100,298
BE Aerospace Inc.(a)	22,569	573,930
Boeing Co. (The)	176,666	11,085,791
Curtiss-Wright Corp.	10,645	309,131
Ducommun Inc.	2,529	43,246
Esterline Technologies Corp.(a)	6,941	329,350
GenCorp Inc.(a)	12,977	56,839
General Dynamics Corp.	80,784	4,730,711
Goodrich Corp.	29,345	1,944,106
HEICO Corp.(b)	7,084	254,457
Herley Industries Inc.(a)	3,258	46,459
Kaman Corp.	6,462	142,939
Kratos Defense & Security Solutions Inc.(a)	1,190	12,495
L-3 Communications Holdings Inc.	27,132	1,922,031
LMI Aerospace Inc.(a)	2,010	31,698
Lockheed Martin Corp.	72,239	5,381,805
Moog Inc. Class A(a)	11,031	355,529
Northrop Grumman Corp.	70,433	3,834,373
Orbital Sciences Corp.(a)	14,167	223,414
Raytheon Co.	89,291	4,320,791
Rockwell Collins Inc.	36,892	1,960,072
Spirit AeroSystems Holdings Inc. Class A(a)	24,865	473,927
Teledyne Technologies Inc.(a)	8,694	335,415
TransDigm Group Inc.	10,956	559,085
Triumph Group Inc.	4,049	269,785
United Technologies Corp.	217,270	14,102,996

		54,109,791
AGRICULTURE—1.71%
Alico Inc.	836	19,211
Alliance One International Inc.(a)	21,958	78,170
Altria Group Inc.	486,357	9,746,594
Andersons Inc. (The)	4,345	141,604
Archer-Daniels-Midland Co.	150,391	3,883,096
Bunge Ltd.	33,083	1,627,353
Cadiz Inc.(a)	2,712	32,734
Griffin Land & Nurseries Inc.	807	20,498
Limoneira Co.	745	16,211
Lorillard Inc.	35,932	2,586,385

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Monsanto Co.	127,476	5,891,941
Philip Morris International Inc.	432,467	19,824,287
Reynolds American Inc.	39,547	2,061,190
Tejon Ranch Co.(a)(b)	2,555	58,969
Universal Corp.	5,886	233,557
Vector Group Ltd.(b)	9,642	162,178

		46,383,978
AIRLINES—0.30%
AirTran Holdings Inc.(a)	33,007	160,084
Alaska Air Group Inc.(a)	7,765	349,037
Allegiant Travel Co.	3,874	165,381
AMR Corp.(a)	79,208	537,030
Continental Airlines Inc. Class B(a)	33,200	730,400
Copa Holdings SA Class A	7,075	312,856
Delta Air Lines Inc.(a)	185,635	2,181,211
Hawaiian Holdings Inc.(a)	13,639	70,514
JetBlue Airways Corp.(a)	59,038	324,119
Pinnacle Airlines Corp.(a)	4,333	23,572
Republic Airways Holdings Inc.(a)(b)	7,319	44,719
SkyWest Inc.	13,745	167,964
Southwest Airlines Co.	175,368	1,948,338
UAL Corp.(a)(b)	40,047	823,366
US Airways Group Inc.(a)	39,014	335,911

		8,174,502
APPAREL—0.62%
American Apparel Inc.(a)	8,020	14,677
Carter’s Inc.(a)	13,368	350,910
Cherokee Inc.	1,727	29,532
Coach Inc.	71,427	2,610,657
Columbia Sportswear Co.(b)	2,568	119,848
Crocs Inc.(a)	21,725	229,850
Deckers Outdoor Corp.(a)	3,107	443,897
Delta Apparel Inc.(a)	1,396	20,382
G-III Apparel Group Ltd.(a)	3,128	71,600
Guess? Inc.	14,278	446,045
Gymboree Corp.(a)	7,185	306,871
Hanesbrands Inc.(a)	22,515	541,711
Iconix Brand Group Inc.(a)	17,118	245,986
Joe’s Jeans Inc.(a)	9,904	19,610
Jones Apparel Group Inc.	20,989	332,676
K-Swiss Inc. Class A(a)	5,970	67,043
Lacrosse Footwear Inc.	1,095	18,440
Liz Claiborne Inc.(a)(b)	22,776	96,115
Maidenform Brands Inc.(a)	4,104	83,557
Nike Inc. Class B	84,248	5,690,952
Oxford Industries Inc.	3,529	73,862
Perry Ellis International Inc.(a)	2,612	52,762
Phillips-Van Heusen Corp.	13,374	618,815
Polo Ralph Lauren Corp.	13,156	959,862
Quiksilver Inc.(a)	32,867	121,608
R.G. Barry Corp.	1,969	21,718
SKECHERS U.S.A. Inc. Class A(a)	7,814	285,367
Steven Madden Ltd.(a)	5,713	180,074
Timberland Co. Class A(a)	10,517	169,849
True Religion Apparel Inc.(a)(b)	5,910	130,434
Unifi Inc.(a)	10,689	40,832
VF Corp.	20,679	1,471,931
Volcom Inc.(a)	4,738	87,985
Warnaco Group Inc. (The)(a)	10,867	392,733
Weyco Group Inc.	1,710	38,954
Wolverine World Wide Inc.	12,058	304,103

		16,691,248

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

AUTO MANUFACTURERS—0.48%
Force Protection Inc.(a)	15,655	64,185
Ford Motor Co.(a)(b)	779,894	7,861,332
Navistar International Corp.(a)	16,061	790,201
Oshkosh Corp.(a)	21,533	670,968
PACCAR Inc.	85,594	3,412,633
Wabash National Corp.(a)	10,252	72,892

		12,872,211
AUTO PARTS & EQUIPMENT—0.39%
American Axle & Manufacturing Holdings Inc.(a)	13,429	98,435
Amerigon Inc. Class A(a)	5,016	37,018
ArvinMeritor Inc.(a)	22,748	297,999
ATC Technology Corp.(a)	5,059	81,551
Autoliv Inc.(a)	19,354	926,089
BorgWarner Inc.(a)	27,716	1,034,915
Commercial Vehicle Group Inc.(a)	3,224	32,917
Cooper Tire & Rubber Co.	14,138	275,691
Dana Holding Corp.(a)	33,854	338,540
Dorman Products Inc.(a)	2,610	53,061
Douglas Dynamics Inc.(a)	830	9,545
Exide Technologies Inc.(a)	13,651	70,985
Federal-Mogul Corp. Class A(a)	5,373	69,956
Fuel Systems Solutions Inc.(a)(b)	3,506	90,981
Goodyear Tire & Rubber Co. (The)(a)	58,189	578,399
Johnson Controls Inc.	157,293	4,226,463
Lear Corp.(a)	10,493	694,637
Miller Industries Inc.	2,522	33,971
Modine Manufacturing Co.(a)	11,419	87,698
Spartan Motors Inc.	7,324	30,761
Standard Motor Products Inc.	3,175	25,622
Superior Industries International Inc.	5,245	70,493
Tenneco Inc.(a)	13,970	294,208
Titan International Inc.	7,883	78,593
TRW Automotive Holdings Corp.(a)	17,384	479,277
WABCO Holdings Inc.(a)	15,316	482,148

		10,499,953
BANKS—4.92%
1st Source Corp.	3,520	59,558
1st United Bancorp Inc.(a)	1,567	11,533
Alliance Financial Corp.	847	23,547
American National Bankshares Inc.(b)	1,323	28,299
Ameris Bancorp(a)	5,698	55,043
Ames National Corp.	1,568	30,639
Arrow Financial Corp.	2,166	50,035
Associated Banc-Corp	41,622	510,286
BancFirst Corp.	1,817	66,302
Banco Latinoamericano de Comercio Exterior SA Class E	6,228	77,788
Bancorp Inc. (The)(a)	3,271	25,612
Bancorp Rhode Island Inc.(b)	1,101	28,846
BancorpSouth Inc.	20,533	367,130
Bank Mutual Corp.	10,349	58,782
Bank of America Corp.	2,341,998	33,654,511
Bank of Hawaii Corp.	11,571	559,458
Bank of Marin Bancorp(b)	1,145	36,560
Bank of New York Mellon Corp. (The)	283,751	7,005,812
Bank of the Ozarks Inc.	3,455	122,549

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

BB&T Corp.	162,167	4,266,614
BOK Financial Corp.	5,333	253,158
Boston Private Financial Holdings Inc.	17,839	114,705
Bridge Bancorp Inc.(b)	1,335	32,414
Bryn Mawr Bank Corp.	1,654	27,754
Camden National Corp.	1,815	49,858
Capital City Bank Group Inc.(b)	2,864	35,456
CapitalSource Inc.	69,743	331,977
Cardinal Financial Corp.	5,900	54,516
Cathay General Bancorp	18,925	195,495
Center Financial Corp.(a)	3,353	17,268
CenterState Banks Inc.	4,678	47,201
Century Bancorp Inc. Class A	1,262	27,814
Chemical Financial Corp.(b)	5,620	122,404
Citizens & Northern Corp.	2,067	22,117
Citizens Republic Bancorp Inc.(a)	96,922	82,384
City Holding Co.	3,863	107,700
City National Corp.	10,325	528,950
CNB Financial Corp.(b)	1,805	19,819
CoBiz Financial Inc.	9,065	59,738
Columbia Banking System Inc.	9,486	173,214
Comerica Inc.	41,399	1,524,725
Commerce Bancshares Inc.	16,151	581,274
Community Bank System Inc.	7,948	175,094
Community Trust Bancorp Inc.	3,496	87,750
Cullen/Frost Bankers Inc.	12,572	646,201
CVB Financial Corp.	20,205	191,947
Eagle Bancorp Inc.(a)(b)	1,436	16,916
East West Bancorp Inc.	35,189	536,632
Encore Bancshares Inc.(a)	1,872	18,514
Enterprise Financial Services Corp.	2,412	23,252
F.N.B. Corp.	27,206	218,464
Fifth Third Bancorp	186,165	2,287,968
Financial Institutions Inc.	2,610	46,354
First Bancorp (North Carolina)	3,995	57,888
First BanCorp (Puerto Rico)(a)(b)	18,029	9,555
First Bancorp Inc. (Maine)	2,006	26,339
First Busey Corp.(b)	11,404	51,660
First Citizens BancShares Inc. Class A	1,364	262,338
First Commonwealth Financial Corp.	20,324	106,701
First Community Bancshares Inc.	4,080	59,935
First Financial Bancorp	14,049	210,033
First Financial Bankshares Inc.(b)	4,879	234,631
First Financial Corp.	2,961	76,423
First Horizon National Corp.(a)	54,197	620,556
First Interstate BancSystem Inc.	1,133	17,822
First Merchants Corp.	5,242	44,452
First Midwest Bancorp Inc.	17,867	217,263
First of Long Island Corp. (The)	1,197	30,775
First South Bancorp Inc.(b)	1,918	20,350
FirstMerit Corp.	26,003	445,431
Fulton Financial Corp.	47,876	462,003
German American Bancorp Inc.	2,368	36,230
Glacier Bancorp Inc.	17,358	254,642
Great Southern Bancorp Inc.(b)	2,221	45,109
Green Bancshares Inc.(a)	728	9,297
Hancock Holding Co.	6,843	228,282
Hanmi Financial Corp.(a)	11,940	15,044
Heartland Financial USA Inc.(b)	2,866	49,524
Heritage Financial Corp.(a)(b)	1,845	27,620
Home Bancshares Inc.	4,662	106,340
Hudson Valley Holding Corp.	1,625	37,570
Huntington Bancshares Inc.	169,998	941,789
IBERIABANK Corp.	6,443	331,686

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Independent Bank Corp. (Massachusetts)	5,477	135,172
International Bancshares Corp.(b)	12,801	213,649
K-Fed Bancorp(b)	986	8,953
KeyCorp	207,556	1,596,106
Lakeland Bancorp Inc.	4,553	38,792
Lakeland Financial Corp.	4,202	83,956
M&T Bank Corp.	17,394	1,477,620
MainSource Financial Group Inc.	4,315	30,939
Marshall & Ilsley Corp.	119,234	856,100
MB Financial Inc.	12,864	236,569
Merchants Bancshares Inc.	1,038	23,064
Metro Bancorp Inc.(a)	3,095	38,192
MidSouth Bancorp Inc.(b)	1,335	17,048
MidWestOne Financial Group Inc.	1,610	24,923
Nara Bancorp Inc.(a)	8,379	70,635
National Bankshares Inc.(b)	1,481	35,885
National Penn Bancshares Inc.	30,561	183,672
NBT Bancorp Inc.	7,898	161,277
Northern Trust Corp.	56,839	2,654,381
Northfield Bancorp Inc.	4,635	60,162
Old National Bancorp	21,089	218,482
OmniAmerican Bancorp Inc.(a)	2,887	32,594
Oriental Financial Group Inc.	8,399	106,331
Orrstown Financial Services Inc.	1,182	26,158
Pacific Continental Corp.	4,852	45,948
PacWest Bancorp	6,004	109,933
Park National Corp.	2,989	194,405
Peapack-Gladstone Financial Corp.	2,046	23,938
Penns Woods Bancorp Inc.(b)	788	23,971
Peoples Bancorp Inc.	2,453	35,569
Pinnacle Financial Partners Inc.(a)	7,806	100,307
PNC Financial Services Group Inc. (The)(c)	122,892	6,943,398
Popular Inc.(a)	153,747	412,042
Porter Bancorp Inc.	643	8,115
PrivateBancorp Inc.	12,101	134,079
Prosperity Bancshares Inc.	11,081	385,065
Regions Financial Corp.	278,900	1,835,162
Renasant Corp.	4,657	66,828
Republic Bancorp Inc. Class A	2,336	52,326
S&T Bancorp Inc.(b)	5,618	111,012
S.Y. Bancorp Inc.	2,767	63,586
Sandy Spring Bancorp Inc.	5,839	81,804
Santander BanCorp(a)	984	12,438
SCBT Financial Corp.	2,732	96,221
Sierra Bancorp	1,743	20,045
Signature Bank(a)	9,727	369,723
Simmons First National Corp. Class A	4,182	109,819
Southside Bancshares Inc.	2,929	57,526
Southwest Bancorp Inc.	5,780	76,816
State Bancorp Inc.	3,418	32,471
State Street Corp.	117,616	3,977,773
Stellar One Corp.	5,347	68,281
Sterling Bancorp	7,294	65,646
Sterling Bancshares Inc.	23,385	110,143
Suffolk Bancorp	2,364	73,142
SunTrust Banks Inc.	117,021	2,726,589
Susquehanna Bancshares Inc.	31,258	260,379
SVB Financial Group(a)	9,748	401,910
Synovus Financial Corp.	172,127	437,203
Taylor Capital Group Inc.(a)	731	9,459
TCF Financial Corp.	34,208	568,195
Texas Capital Bancshares Inc.(a)	8,212	134,677
Tompkins Financial Corp.	2,266	85,542
Tower Bancorp Inc.	690	15,104

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

TowneBank(b)	4,987	72,411
TriCo Bancshares(b)	3,270	55,361
TrustCo Bank Corp. NY	17,397	97,423
Trustmark Corp.	15,070	313,757
U.S. Bancorp	448,084	10,014,677
UMB Financial Corp.	7,805	277,546
Umpqua Holdings Corp.	27,632	317,215
Union First Market Bankshares Corp.	1,914	23,466
United Bankshares Inc.	9,068	217,088
United Community Banks Inc.(a)(b)	20,068	79,269
Univest Corp. of Pennsylvania	4,005	69,367
Valley National Bancorp	38,599	525,718
Virginia Commerce Bancorp Inc.(a)	1,543	9,644
Washington Banking Co.	1,227	15,693
Washington Trust Bancorp Inc.	3,535	60,236
Webster Financial Corp.	15,798	283,416
Wells Fargo & Co.	1,135,664	29,072,998
WesBanco Inc.	6,131	103,307
West Bancorporation Inc.(a)	4,177	28,445
West Coast Bancorp	11,750	29,963
Westamerica Bancorporation	7,144	375,203
Western Alliance Bancorporation(a)	11,287	80,928
Whitney Holding Corp.	23,526	217,615
Wilmington Trust Corp.	21,965	243,592
Wilshire Bancorp Inc.	4,106	35,928
Wintrust Financial Corp.	7,267	242,282
Zions Bancorporation	37,873	816,921

		133,081,944
BEVERAGES—2.09%
Boston Beer Co. Inc. Class A(a)	2,017	136,047
Brown-Forman Corp. Class B NVS	24,269	1,388,915
Coca-Cola Bottling Co. Consolidated	883	42,313
Coca-Cola Co. (The)	491,595	24,638,741
Coca-Cola Enterprises Inc.	74,737	1,932,699
Constellation Brands Inc. Class A(a)	43,413	678,111
Dr Pepper Snapple Group Inc.	57,581	2,152,954
Farmer Bros. Co.(b)	1,583	23,887
Green Mountain Coffee Roasters Inc.(a)(b)	25,035	643,400
Hansen Natural Corp.(a)	15,926	622,866
Molson Coors Brewing Co. Class B NVS	30,925	1,309,983
National Beverage Corp.	2,400	29,472
Peet’s Coffee & Tea Inc.(a)	2,894	113,647
PepsiCo Inc.	376,563	22,951,515

		56,664,550
BIOTECHNOLOGY—1.40%
Abraxis BioScience Inc.(a)	1,850	137,270
Acorda Therapeutics Inc.(a)	9,485	295,078
Affymax Inc.(a)(b)	3,876	23,178
Affymetrix Inc.(a)	16,125	95,137
Alexion Pharmaceuticals Inc.(a)	21,162	1,083,283
AMAG Pharmaceuticals Inc.(a)	5,090	174,841
Amgen Inc.(a)	223,658	11,764,411
Arena Pharmaceuticals Inc.(a)(b)	20,991	64,442
ARIAD Pharmaceuticals Inc.(a)	26,101	73,605
ArQule Inc.(a)	9,603	41,293
AspenBio Pharma Inc.(a)	8,330	8,163
AVEO Pharmaceuticals Inc.(a)	2,162	15,285
Bio-Rad Laboratories Inc. Class A(a)	4,518	390,762
BioCryst Pharmaceuticals Inc.(a)(b)	5,480	32,387
Biogen Idec Inc.(a)	62,691	2,974,688

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

BioMimetic Therapeutics Inc.(a)	3,981	44,269
BioSante Pharmaceuticals Inc.(a)	14,855	26,145
Biotime Inc.(a)	1,502	9,252
Cambrex Corp.(a)	6,504	20,488
Celera Corp.(a)	18,484	121,070
Celgene Corp.(a)	107,697	5,473,161
Celldex Therapeutics Inc.(a)(b)	8,210	37,438
Charles River Laboratories International Inc.(a)	15,801	540,552
CryoLife Inc.(a)	6,249	33,682
Curis Inc.(a)	15,359	21,349
Cytokinetics Inc.(a)	11,967	28,362
Cytori Therapeutics Inc.(a)(b)	6,169	21,468
CytRx Corp.(a)	25,461	19,605
Enzo Biochem Inc.(a)	7,107	28,925
Enzon Pharmaceuticals Inc.(a)	9,024	96,106
Exact Sciences Corp.(a)	2,203	9,693
Exelixis Inc.(a)	24,346	84,481
Genomic Health Inc.(a)	3,941	50,957
Genzyme Corp.(a)	62,440	3,170,079
Geron Corp.(a)(b)	25,879	129,912
Halozyme Therapeutics Inc.(a)	17,951	126,375
Human Genome Sciences Inc.(a)	44,265	1,003,045
Illumina Inc.(a)	28,867	1,256,580
ImmunoGen Inc.(a)	16,795	155,690
Immunomedics Inc.(a)(b)	14,441	44,623
Incyte Corp.(a)	20,267	224,356
Inhibitex Inc.(a)	3,555	9,065
Inovio Pharmaceuticals Inc.(a)	18,707	19,081
Integra LifeSciences Holdings Corp.(a)	4,308	159,396
InterMune Inc.(a)	10,798	100,961
Lexicon Pharmaceuticals Inc.(a)	31,925	40,864
Life Technologies Corp.(a)	42,172	1,992,627
Martek Biosciences Corp.(a)(b)	8,160	193,474
Maxygen Inc.(a)	5,540	30,636
Micromet Inc.(a)	17,238	107,565
Millipore Corp.(a)	13,302	1,418,658
Momenta Pharmaceuticals Inc.(a)	8,858	108,599
Myriad Genetics Inc.(a)	23,163	346,287
Nanosphere Inc.(a)	1,713	7,469
Nektar Therapeutics(a)	21,787	263,623
Neuralstem Inc.(a)	3,037	7,592
Novavax Inc.(a)(b)	16,398	35,584
Nymox Pharmaceutical Corp.(a)	4,319	13,475
Omeros Corp.(a)	1,652	12,258
Optimer Pharmaceuticals Inc.(a)(b)	7,333	67,977
Orexigen Therapeutics Inc.(a)	7,394	31,055
PDL BioPharma Inc.	29,687	166,841
Peregrine Pharmaceuticals Inc.(a)	3,685	7,923
Regeneron Pharmaceuticals Inc.(a)	15,686	350,111
RTI Biologics Inc.(a)	14,406	42,210
Sangamo BioSciences Inc.(a)(b)	12,701	47,121
Savient Pharmaceuticals Inc.(a)	16,608	209,261
Seattle Genetics Inc.(a)	19,941	239,093
Sequenom Inc.(a)	14,625	86,434
StemCells Inc.(a)(b)	22,586	21,231
SuperGen Inc.(a)	12,317	24,880
Talecris Biotherapeutics Holdings Corp.(a)	12,091	255,120
Transcept Pharmaceuticals Inc.(a)	1,248	10,396
Vertex Pharmaceuticals Inc.(a)	46,944	1,544,458
Vical Inc.(a)(b)	9,309	28,858
ZIOPHARM Oncology Inc.(a)	3,671	11,674

		37,963,343

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

BUILDING MATERIALS—0.19%
AAON Inc.	3,286	76,597
American DG Energy Inc.(a)	4,389	13,650
Apogee Enterprises Inc.	6,527	70,687
Armstrong World Industries Inc.(a)	5,209	157,208
Broadwind Energy Inc.(a)	11,515	32,242
Builders FirstSource Inc.(a)(b)	9,129	21,910
Comfort Systems USA Inc.	9,446	91,248
Drew Industries Inc.(a)	4,879	98,556
Eagle Materials Inc.	10,642	275,947
Interline Brands Inc.(a)	8,286	143,265
Lennox International Inc.	11,237	467,122
LSI Industries Inc.	4,244	20,711
Martin Marietta Materials Inc.(b)	10,812	916,966
Masco Corp.	81,281	874,583
NCI Building Systems Inc.(a)	4,437	37,138
Owens Corning(a)	25,754	770,302
PGT Inc.(a)	4,480	11,514
Quanex Building Products Corp.	8,779	151,789
Simpson Manufacturing Co. Inc.(b)	9,661	237,177
Texas Industries Inc.	5,176	152,899
Trex Co. Inc.(a)(b)	4,203	84,438
Universal Forest Products Inc.	4,556	138,092
USG Corp.(a)	13,758	166,197

		5,010,238
CHEMICALS—1.75%
A. Schulman Inc.	6,414	121,609
Aceto Corp.	5,862	33,589
Air Products and Chemicals Inc.	49,834	3,229,742
Airgas Inc.	19,564	1,216,881
Albemarle Corp.	21,810	866,075
American Vanguard Corp.	4,214	33,417
Arch Chemicals Inc.	4,386	134,826
Ashland Inc.	18,588	862,855
Balchem Corp.	6,227	155,675
Cabot Corp.	15,466	372,885
Celanese Corp. Series A	35,502	884,355
CF Industries Holdings Inc.	16,142	1,024,210
Codexis Inc.(a)	1,424	12,474
Cytec Industries Inc.	11,330	453,087
Dow Chemical Co. (The)	270,199	6,409,120
E.I. du Pont de Nemours and Co.	211,919	7,330,278
Eastman Chemical Co.	17,045	909,521
Ecolab Inc.	54,658	2,454,691
Ferro Corp.(a)	19,952	147,046
FMC Corp.	16,496	947,365
Georgia Gulf Corp.(a)	6,027	80,400
H.B. Fuller Co.	11,518	218,727
Hawkins Inc.(b)	1,958	47,149
Huntsman Corp.	40,871	354,352
Innophos Holdings Inc.	3,993	104,137
International Flavors & Fragrances Inc.	18,766	796,054
Intrepid Potash Inc.(a)(b)	9,867	193,097
KMG Chemicals Inc.	1,428	20,506
Kraton Performance Polymers Inc.(a)	2,711	50,940
Landec Corp.(a)	5,036	29,662
Lubrizol Corp.	16,028	1,287,209
Minerals Technologies Inc.	4,350	206,799
Mosaic Co. (The)	37,116	1,446,782
NewMarket Corp.	2,407	210,179

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

NL Industries Inc.	1,660	10,126
Olin Corp.	18,955	342,896
OM Group Inc.(a)	7,063	168,523
OMNOVA Solutions Inc.(a)	9,309	72,703
PolyOne Corp.(a)	21,297	179,321
PPG Industries Inc.	39,116	2,362,998
Praxair Inc.	71,627	5,442,936
Quaker Chemical Corp.	2,472	66,966
Rockwood Holdings Inc.(a)	11,710	265,700
RPM International Inc.	31,054	554,003
Sensient Technologies Corp.	12,143	314,868
Sherwin-Williams Co. (The)	21,781	1,507,027
Sigma-Aldrich Corp.	28,700	1,430,121
Solutia Inc.(a)	28,508	373,455
Spartech Corp.(a)	7,283	74,651
Stepan Co.	1,966	134,533
Symyx Technologies Inc.(a)	7,676	38,457
TPC Group Inc.(a)	596	9,894
Valspar Corp. (The)	23,683	713,332
W.R. Grace & Co.(a)	17,776	374,007
Westlake Chemical Corp.	4,401	81,727
Zep Inc.	5,055	88,159
Zoltek Companies Inc.(a)(b)	7,050	59,713

		47,311,810
COAL—0.29%
Alpha Natural Resources Inc.(a)	27,483	930,849
Arch Coal Inc.	38,632	765,300
Cloud Peak Energy Inc.(a)	7,408	98,230
CONSOL Energy Inc.	53,192	1,795,762
Hallador Energy Co.(a)	888	7,948
International Coal Group Inc.(a)(b)	27,505	105,894
James River Coal Co.(a)	7,448	118,572
L&L Energy Inc.(a)	1,058	9,099
Massey Energy Co.	24,599	672,783
Patriot Coal Corp.(a)	17,601	206,812
Peabody Energy Corp.	62,938	2,462,764
Walter Energy Inc.	12,703	772,977

		7,946,990
COMMERCIAL SERVICES—1.99%
Aaron’s Inc.	17,220	293,945
ABM Industries Inc.	11,360	237,992
Accretive Health Inc.(a)	753	9,962
Administaff Inc.	5,350	129,256
Advance America Cash Advance Centers Inc.	9,769	40,346
Advisory Board Co. (The)(a)	3,515	151,004
Albany Molecular Research Inc.(a)	5,984	30,937
Alliance Data Systems Corp.(a)(b)	12,687	755,130
American Public Education Inc.(a)	4,279	186,992
AMN Healthcare Services Inc.(a)	7,952	59,481
Apollo Group Inc. Class A(a)	30,180	1,281,745
Arbitron Inc.	6,274	160,803
Avis Budget Group Inc.(a)	23,964	235,326
Barrett Business Services Inc.	2,092	25,941
Bowne & Co. Inc.	9,830	110,293
Bridgepoint Education Inc.(a)(b)	3,107	49,122
Capella Education Co.(a)	3,564	289,931
Cardtronics Inc.(a)	3,900	50,544
Career Education Corp.(a)	15,999	368,297
Cass Information Systems Inc.	1,616	55,348
CBIZ Inc.(a)	10,830	68,879

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

CDI Corp.	2,905	45,115
Cenveo Inc.(a)	12,317	67,497
Chemed Corp.	5,528	302,050
Coinstar Inc.(a)	7,657	329,021
Compass Diversified Holdings	8,283	111,075
Consolidated Graphics Inc.(a)	2,447	105,808
Convergys Corp.(a)	23,728	232,772
CoreLogic Inc.	24,003	423,893
Corinthian Colleges Inc.(a)	19,533	192,400
Cornell Companies Inc.(a)	2,474	66,476
Corporate Executive Board Co. (The)	8,590	225,659
Corrections Corp. of America(a)	25,156	479,977
CorVel Corp.(a)	1,749	59,099
CoStar Group Inc.(a)(b)	5,015	194,582
CPI Corp.(b)	1,227	27,509
CRA International Inc.(a)	2,677	50,408
Cross Country Healthcare Inc.(a)	7,301	65,636
Deluxe Corp.	11,825	221,719
DeVry Inc.	14,871	780,579
Diamond Management & Technology Consultants Inc.	5,143	53,024
Dollar Financial Corp.(a)	5,334	105,560
Dollar Thrifty Automotive Group Inc.(a)	6,638	282,845
DynCorp International Inc.(a)	4,745	83,132
Education Management Corp.(a)	8,213	125,248
Electro Rent Corp.	4,879	62,402
Emergency Medical Services Corp. Class A(a)	7,026	344,485
Equifax Inc.	30,064	843,596
Euronet Worldwide Inc.(a)	12,037	153,953
ExlService Holdings Inc.(a)	3,061	52,557
Exponent Inc.(a)	3,425	112,066
Forrester Research Inc.(a)	3,476	105,184
Franklin Covey Co.(a)	3,325	21,613
FTI Consulting Inc.(a)	11,224	489,254
Gartner Inc.(a)	16,275	378,394
Genpact Ltd.(a)	14,414	223,849
GEO Group Inc. (The)(a)	12,148	252,071
Global Cash Access Inc.(a)	10,055	72,497
Grand Canyon Education Inc.(a)	6,044	141,611
Great Lakes Dredge & Dock Corp.	11,355	68,130
H&E Equipment Services Inc.(a)	6,651	49,816
H&R Block Inc.	78,128	1,225,828
Hackett Group Inc. (The)(a)	9,758	27,420
Healthcare Services Group Inc.	9,995	189,405
HealthSpring Inc.(a)	12,157	188,555
Heartland Payment Systems Inc.	8,600	127,624
Heidrick & Struggles International Inc.	4,176	95,296
Hertz Global Holdings Inc.(a)(b)	45,384	429,333
Hewitt Associates Inc. Class A(a)	20,922	720,972
Hill International Inc.(a)	5,512	22,379
Hillenbrand Inc.	14,625	312,829
HMS Holdings Corp.(a)	6,020	326,404
Hudson Highland Group Inc.(a)	2,206	9,706
Huron Consulting Group Inc.(a)	4,970	96,468
ICF International Inc.(a)	2,886	69,062
Interactive Data Corp.	8,391	280,092
Iron Mountain Inc.	41,443	930,810
ITT Educational Services Inc.(a)	8,165	677,858
K12 Inc.(a)(b)	5,576	123,676
KAR Auction Services Inc.(a)	6,706	82,953
Kelly Services Inc. Class A(a)	6,981	103,807
Kendle International Inc.(a)	4,239	48,833
Kenexa Corp.(a)	6,125	73,500
Kforce Inc.(a)	7,363	93,878
Korn/Ferry International(a)	10,923	151,830

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Landauer Inc.	2,221	135,214
Learning Tree International Inc.(a)	2,061	22,362
LECG Corp.(a)	6,009	15,623
Lender Processing Services Inc.	21,248	665,275
Lincoln Educational Services Corp.(a)	2,689	55,367
Live Nation Entertainment Inc.(a)	34,372	359,187
Mac-Gray Corp.(b)	2,438	27,159
Manpower Inc.	19,554	844,342
MasterCard Inc. Class A	22,574	4,504,190
MAXIMUS Inc.	4,254	246,179
McGrath RentCorp	5,894	134,265
McKesson Corp.	63,607	4,271,846
Medifast Inc.(a)(b)	2,818	73,014
MedQuist Inc.(b)	2,221	17,568
Michael Baker Corp.(a)	1,675	58,458
Midas Inc.(a)	3,413	26,178
Monro Muffler Brake Inc.	4,366	172,588
Monster Worldwide Inc.(a)	30,940	360,451
Moody’s Corp.	46,520	926,678
Morningstar Inc.(a)	4,683	199,121
Multi-Color Corp.	3,133	32,082
National American University Holdings Inc.	1,819	15,844
National Research Corp.	338	8,149
Navigant Consulting Inc.(a)	11,397	118,301
On Assignment Inc.(a)	8,036	40,421
PAREXEL International Corp.(a)	13,426	291,076
PDI Inc.(a)	2,069	17,131
Pharmaceutical Product Development Inc.	25,302	642,924
PHH Corp.(a)	13,425	255,612
Pre-Paid Legal Services Inc.(a)(b)	1,377	62,640
Princeton Review Inc. (The)(a)	3,230	7,494
Prospect Medical Holdings Inc.(a)	2,236	13,528
Providence Service Corp. (The)(a)	1,887	26,418
Quanta Services Inc.(a)	49,645	1,025,169
R.R. Donnelley & Sons Co.	46,501	761,221
Rent-A-Center Inc.(a)	15,578	315,610
Resources Connection Inc.(a)	11,281	153,422
Robert Half International Inc.	35,790	842,855
Rollins Inc.	10,579	218,880
RSC Holdings Inc.(a)	11,318	69,832
Rural/Metro Corp.(a)	1,251	10,183
Saba Software Inc.(a)(b)	5,680	29,252
SAIC Inc.(a)	73,319	1,227,360
Senomyx Inc.(a)	2,519	9,547
Service Corp. International	59,681	441,639
SFN Group Inc.(a)	13,254	72,367
Sotheby’s	16,157	369,511
Standard Parking Corp.(a)	2,382	37,707
Steiner Leisure Ltd.(a)	3,291	126,506
Stewart Enterprises Inc. Class A	21,537	116,515
Strayer Education Inc.(b)	3,331	692,482
SuccessFactors Inc.(a)	13,362	277,796
Team Health Holdings Inc.(a)	3,709	47,920
Team Inc.(a)	4,486	58,542
TeleTech Holdings Inc.(a)	8,048	103,739
TNS Inc.(a)	6,513	113,587
Towers Watson & Co. Class A	10,195	396,076
Transcend Services Inc.(a)	1,420	19,170
TrueBlue Inc.(a)	10,634	118,994
United Rentals Inc.(a)	14,368	133,910
Universal Technical Institute Inc.(a)	4,402	104,063
Valassis Communications Inc.(a)	12,022	381,338
Verisk Analytics Inc. Class A(a)	23,711	708,959
Viad Corp.	4,992	88,109

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

VirnetX Holding Corp.	3,178	18,814
Visa Inc. Class A	109,031	7,713,943
VistaPrint NV(a)	9,636	457,614
Volt Information Sciences Inc.(a)	3,300	27,720
Weight Watchers International Inc.	8,423	216,387
Western Union Co.	157,437	2,347,386
Wright Express Corp.(a)	9,515	282,596

		53,785,760
COMPUTERS—5.86%
3D Systems Corp.(a)(b)	4,132	51,857
3PAR Inc.(a)(b)	7,140	66,473
Accenture PLC Class A	141,868	5,483,198
Agilysys Inc.	2,757	18,444
Apple Inc.(a)	212,362	53,415,414
Brocade Communications Systems Inc.(a)	106,585	549,979
CACI International Inc. Class A(a)	7,303	310,231
Cadence Design Systems Inc.(a)	64,973	376,194
CIBER Inc.(a)	19,027	52,705
Cognizant Technology Solutions Corp. Class A(a)	70,235	3,515,964
Compellent Technologies Inc.(a)	4,427	53,655
Computer Sciences Corp.	36,244	1,640,041
Computer Task Group Inc.(a)	3,798	24,535
Cray Inc.(a)	7,376	41,158
Dell Inc.(a)	398,508	4,806,006
Diebold Inc.	15,845	431,776
Digimarc Corp.(a)	526	9,863
DST Systems Inc.	8,531	308,310
Echelon Corp.(a)(b)	8,617	63,163
Electronics For Imaging Inc.(a)	11,102	108,244
EMC Corp.(a)	480,093	8,785,702
FactSet Research Systems Inc.(b)	10,473	701,586
Fortinet Inc.(a)	7,593	124,829
Furmanite Corp.(a)	8,672	34,428
Hewlett-Packard Co.	547,322	23,688,096
Hutchinson Technology Inc.(a)	5,450	23,599
iGATE Corp.	5,058	64,844
IHS Inc. Class A(a)	11,512	672,531
Imation Corp.(a)	6,800	62,492
Immersion Corp.(a)	6,862	34,722
Insight Enterprises Inc.(a)	11,206	147,471
Integral Systems Inc.(a)	3,772	23,952
International Business Machines Corp.	299,247	36,951,020
Isilon Systems Inc.(a)	6,719	86,272
Jack Henry & Associates Inc.	20,098	479,940
Lexmark International Inc. Class A(a)	18,754	619,445
Limelight Networks Inc.(a)	8,982	39,431
LivePerson Inc.(a)(b)	8,969	61,527
Magma Design Automation Inc.(a)	3,276	9,304
Manhattan Associates Inc.(a)	5,950	163,922
Maxwell Technologies Inc.(a)	5,966	68,012
Mentor Graphics Corp.(a)	26,985	238,817
Mercury Computer Systems Inc.(a)	5,130	60,175
MICROS Systems Inc.(a)	19,267	614,039
MTS Systems Corp.	4,127	119,683
NCI Inc. Class A(a)	1,580	35,676
NCR Corp.(a)	38,111	461,905
NetApp Inc.(a)	79,696	2,973,458
Netezza Corp.(a)	12,196	166,841
NetScout Systems Inc.(a)	5,265	74,868
Palm Inc.(a)	39,744	226,143
Quantum Corp.(a)	47,999	90,238
Radiant Systems Inc.(a)	6,047	87,440

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

RadiSys Corp.(a)	5,080	48,362
Rimage Corp.(a)	2,374	37,580
Riverbed Technology Inc.(a)	13,727	379,140
SanDisk Corp.(a)	53,041	2,231,435
Seagate Technology(a)	115,163	1,501,726
Sigma Designs Inc.(a)(b)	6,915	69,219
Silicon Graphics International Corp.(a)	6,495	45,985
SMART Modular Technologies (WWH) Inc.(a)	8,796	51,457
Spansion Inc.(a)	1,396	22,769
SRA International Inc. Class A(a)	9,618	189,186
STEC Inc.(a)	7,303	91,726
Stratasys Inc.(a)	4,673	114,769
Stream Global Services Inc.(a)	1,052	5,891
Super Micro Computer Inc.(a)	5,350	72,225
Sykes Enterprises Inc.(a)	9,311	132,496
Synaptics Inc.(a)(b)	8,542	234,905
Synopsys Inc.(a)	34,705	724,293
Syntel Inc.	3,327	112,952
Teradata Corp.(a)	39,231	1,195,761
Tier Technologies Inc. Class B(a)	3,749	22,794
Tyler Technologies Inc.(a)	7,537	116,974
Unisys Corp.(a)	10,227	189,097
Virtusa Corp.(a)	3,808	35,529
Wave Systems Corp. Class A(a)	10,463	33,900
Western Digital Corp.(a)	53,744	1,620,919
Xyratex Ltd.(a)	5,122	72,476

		158,673,184
COSMETICS & PERSONAL CARE—2.00%
Alberto-Culver Co.	20,564	557,079
Avon Products Inc.	100,299	2,657,923
Colgate-Palmolive Co.	114,667	9,031,173
Elizabeth Arden Inc.(a)	5,539	80,426
Estee Lauder Companies Inc. (The) Class A	26,072	1,452,993
Inter Parfums Inc.	2,904	41,324
Procter & Gamble Co. (The)	672,041	40,309,019
Revlon Inc. Class A(a)(b)	3,594	40,109

		54,170,046
DISTRIBUTION & WHOLESALE—0.33%
Beacon Roofing Supply Inc.(a)	10,306	185,714
BlueLinx Holdings Inc.(a)(b)	2,840	7,469
BMP Sunstone Corp.(a)(b)	7,237	37,271
Brightpoint Inc.(a)	12,938	90,566
Central European Distribution Corp.(a)	15,281	326,708
Chindex International Inc.(a)	2,625	32,891
Core-Mark Holding Co. Inc.(a)	2,043	55,978
Fastenal Co.(b)	31,073	1,559,554
Genuine Parts Co.	37,537	1,480,835
Houston Wire & Cable Co.	3,801	41,241
Ingram Micro Inc. Class A(a)	39,117	594,187
LKQ Corp.(a)	33,796	651,587
MWI Veterinary Supply Inc.(a)	2,796	140,527
Owens & Minor Inc.	15,293	434,015
Pool Corp.	11,334	248,441
Rentrak Corp.(a)	2,106	51,239
ScanSource Inc.(a)	6,771	168,801
Tech Data Corp.(a)	11,967	426,265
United Stationers Inc.(a)	5,519	300,620
W.W. Grainger Inc.	14,631	1,455,053
Watsco Inc.	6,397	370,514

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

WESCO International Inc.(a)	9,864	332,121

		8,991,597
DIVERSIFIED FINANCIAL SERVICES—4.75%
Affiliated Managers Group Inc.(a)	10,595	643,858
American Express Co.	245,142	9,732,137
AmeriCredit Corp.(a)	15,385	280,315
Ameriprise Financial Inc.	60,599	2,189,442
Artio Global Investors Inc. Class A	6,686	105,238
Asset Acceptance Capital Corp.(a)(b)	3,821	15,819
Asta Funding Inc.	2,466	24,339
BGC Partners Inc. Class A	12,772	65,265
BlackRock Inc.(c)	7,914	1,134,868
Calamos Asset Management Inc. Class A	5,339	49,546
California First National Bancorp(b)	449	5,541
Capital One Financial Corp.	106,971	4,310,931
Charles Schwab Corp. (The)	229,499	3,254,296
CIT Group Inc.(a)	45,883	1,553,598
Citigroup Inc.(a)	4,928,094	18,529,634
CME Group Inc.	15,392	4,333,618
Cohen & Steers Inc.(b)	4,123	85,511
CompuCredit Holdings Corp.(b)	4,620	18,295
Cowen Group Inc. Class A(a)	3,832	15,711
Credit Acceptance Corp.(a)	1,286	62,718
Diamond Hill Investment Group Inc.	554	31,406
Discover Financial Services	124,878	1,745,794
Doral Financial Corp.(a)(b)	1,211	2,955
Duff & Phelps Corp. Class A	4,290	54,183
E*TRADE Financial Corp.(a)	49,193	581,461
Eaton Vance Corp.	28,098	775,786
Encore Capital Group Inc.(a)	3,658	75,391
Epoch Holding Corp.	1,954	23,976
Evercore Partners Inc. Class A	3,285	76,705
FBR Capital Markets Corp.(a)	5,843	19,457
Federal Agricultural Mortgage Corp.	675	9,470
Federated Investors Inc. Class B	21,410	443,401
Financial Engines Inc.(a)	1,108	15,069
First Marblehead Corp. (The)(a)	14,304	33,614
Franklin Resources Inc.	34,907	3,008,634
GAMCO Investors Inc. Class A	1,981	73,693
GFI Group Inc.	15,237	85,023
Gleacher & Co. Inc.(a)	12,667	32,301
GLG Partners Inc.(a)(b)	34,862	152,696
Goldman Sachs Group Inc. (The)	120,172	15,774,979
Greenhill & Co. Inc.	6,423	392,638
Interactive Brokers Group Inc. Class A(a)	9,037	150,014
IntercontinentalExchange Inc.(a)	17,424	1,969,435
International Assets Holding Corp.(a)(b)	3,773	60,368
Invesco Ltd.	102,886	1,731,571
Investment Technology Group Inc.(a)	10,543	169,321
Janus Capital Group Inc.	43,821	389,131
Jefferies Group Inc.(b)	27,677	583,431
JMP Group Inc.	3,057	18,923
JPMorgan Chase & Co.	928,484	33,991,799
KBW Inc.(a)	8,364	179,324
Knight Capital Group Inc. Class A(a)	22,006	303,463
LaBranche & Co. Inc.(a)	12,220	52,302
Ladenburg Thalmann Financial Services Inc.(a)	6,149	7,686
Lazard Ltd. Class A(b)	20,465	546,620
Legg Mason Inc.	38,530	1,079,996
MarketAxess Holdings Inc.	7,108	98,019
Marlin Business Services Corp.(a)	1,998	24,156
MF Global Holdings Ltd.(a)(b)	22,875	130,616

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Morgan Stanley	326,924	7,587,906
NASDAQ OMX Group Inc. (The)(a)	32,345	575,094
National Financial Partners Corp.(a)	9,338	91,232
Nelnet Inc. Class A	4,761	91,792
NewStar Financial Inc.(a)	6,228	39,610
NYSE Euronext Inc.	61,235	1,691,923
Ocwen Financial Corp.(a)	14,588	148,652
Oppenheimer Holdings Inc. Class A	2,659	63,683
optionsXpress Holdings Inc.(a)	9,961	156,786
Penson Worldwide Inc.(a)	5,391	30,405
Piper Jaffray Companies(a)	4,345	139,996
Portfolio Recovery Associates Inc.(a)(b)	4,090	273,130
Pzena Investment Management Inc. Class A(b)	1,492	9,504
Raymond James Financial Inc.	23,211	573,080
Rodman & Renshaw Capital Group Inc.(a)	3,719	10,636
Sanders Morris Harris Group Inc.	4,288	23,798
SLM Corp.(a)	111,801	1,161,612
Stifel Financial Corp.(a)	7,280	315,879
Student Loan Corp. (The)	911	21,937
SWS Group Inc.	6,519	61,931
T. Rowe Price Group Inc.	60,767	2,697,447
TD AMERITRADE Holding Corp.(a)	55,002	841,531
Teton Advisors Inc. Class B(d)	32	288
Thomas Weisel Partners Group Inc.(a)	5,006	29,485
TradeStation Group Inc.(a)	9,079	61,283
Virtus Investment Partners Inc.(a)	1,335	24,991
Waddell & Reed Financial Inc. Class A	20,728	453,529
Westwood Holdings Group Inc.	1,208	42,461
World Acceptance Corp.(a)	4,262	163,277

		128,688,365
ELECTRIC—3.17%
AES Corp. (The)(a)	158,281	1,462,516
Allegheny Energy Inc.	40,103	829,330
ALLETE Inc.	7,011	240,057
Alliant Energy Corp.	26,336	835,905
Ameren Corp.	54,431	1,293,825
American Electric Power Co. Inc.	112,017	3,618,149
Avista Corp.	13,298	259,710
Black Hills Corp.	9,264	263,746
Calpine Corp.(a)	81,226	1,033,195
CenterPoint Energy Inc.	92,976	1,223,564
Central Vermont Public Service Corp.	3,337	65,872
CH Energy Group Inc.	3,993	156,685
Cleco Corp.	14,232	375,867
CMS Energy Corp.	54,321	795,803
Consolidated Edison Inc.	66,038	2,846,238
Constellation Energy Group Inc.	43,382	1,399,070
Dominion Resources Inc.	139,300	5,396,482
DPL Inc.	27,629	660,333
DTE Energy Co.	39,398	1,796,943
Duke Energy Corp.	307,575	4,921,200
Dynegy Inc.(a)(b)	23,458	90,313
Edison International	76,307	2,420,458
El Paso Electric Co.(a)	10,514	203,446
Empire District Electric Co. (The)	9,137	171,502
EnerNOC Inc.(a)(b)	3,674	115,511
Entergy Corp.	44,297	3,172,551
Exelon Corp.	154,624	5,871,073
FirstEnergy Corp.	71,665	2,524,758
FPL Group Inc.	96,938	4,726,697
Great Plains Energy Inc.	32,760	557,575
Hawaiian Electric Industries Inc.	21,694	494,189

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Morgan Stanley	326,924	7,587,906
NASDAQ OMX Group Inc. (The)(a)	32,345	575,094
National Financial Partners Corp.(a)	9,338	91,232
Nelnet Inc. Class A	4,761	91,792
NewStar Financial Inc.(a)	6,228	39,610
NYSE Euronext Inc.	61,235	1,691,923
Ocwen Financial Corp.(a)	14,588	148,652
Oppenheimer Holdings Inc. Class A	2,659	63,683
optionsXpress Holdings Inc.(a)	9,961	156,786
Penson Worldwide Inc.(a)	5,391	30,405
Piper Jaffray Companies(a)	4,345	139,996
Portfolio Recovery Associates Inc.(a)(b)	4,090	273,130
Pzena Investment Management Inc. Class A(b)	1,492	9,504
Raymond James Financial Inc.	23,211	573,080
Rodman & Renshaw Capital Group Inc.(a)	3,719	10,636
Sanders Morris Harris Group Inc.	4,288	23,798
SLM Corp.(a)	111,801	1,161,612
Stifel Financial Corp.(a)	7,280	315,879
Student Loan Corp. (The)	911	21,937
SWS Group Inc.	6,519	61,931
T. Rowe Price Group Inc.	60,767	2,697,447
TD AMERITRADE Holding Corp.(a)	55,002	841,531
Teton Advisors Inc. Class B(d)	32	288
Thomas Weisel Partners Group Inc.(a)	5,006	29,485
TradeStation Group Inc.(a)	9,079	61,283
Virtus Investment Partners Inc.(a)	1,335	24,991
Waddell & Reed Financial Inc. Class A	20,728	453,529
Westwood Holdings Group Inc.	1,208	42,461
World Acceptance Corp.(a)	4,262	163,277

		128,688,365
ELECTRIC—3.17%
AES Corp. (The)(a)	158,281	1,462,516
Allegheny Energy Inc.	40,103	829,330
ALLETE Inc.	7,011	240,057
Alliant Energy Corp.	26,336	835,905
Ameren Corp.	54,431	1,293,825
American Electric Power Co. Inc.	112,017	3,618,149
Avista Corp.	13,298	259,710
Black Hills Corp.	9,264	263,746
Calpine Corp.(a)	81,226	1,033,195
CenterPoint Energy Inc.	92,976	1,223,564
Central Vermont Public Service Corp.	3,337	65,872
CH Energy Group Inc.	3,993	156,685
Cleco Corp.	14,232	375,867
CMS Energy Corp.	54,321	795,803
Consolidated Edison Inc.	66,038	2,846,238
Constellation Energy Group Inc.	43,382	1,399,070
Dominion Resources Inc.	139,300	5,396,482
DPL Inc.	27,629	660,333
DTE Energy Co.	39,398	1,796,943
Duke Energy Corp.	307,575	4,921,200
Dynegy Inc.(a)(b)	23,458	90,313
Edison International	76,307	2,420,458
El Paso Electric Co.(a)	10,514	203,446
Empire District Electric Co. (The)	9,137	171,502
EnerNOC Inc.(a)(b)	3,674	115,511
Entergy Corp.	44,297	3,172,551
Exelon Corp.	154,624	5,871,073
FirstEnergy Corp.	71,665	2,524,758
FPL Group Inc.	96,938	4,726,697
Great Plains Energy Inc.	32,760	557,575
Hawaiian Electric Industries Inc.	21,694	494,189
IDACORP Inc.	11,483	382,039
Integrys Energy Group Inc.	18,212	796,593
ITC Holdings Corp.	11,848	626,878
MDU Resources Group Inc.	44,437	801,199
MGE Energy Inc.	5,765	207,771
Mirant Corp.(a)	35,236	372,092
Northeast Utilities	39,967	1,018,359
NorthWestern Corp.	8,760	229,512
NRG Energy Inc.(a)	60,010	1,272,812
NSTAR	25,439	890,365
NV Energy Inc.	56,096	662,494
OGE Energy Corp.	23,185	847,644
Ormat Technologies Inc.	4,543	128,521
Otter Tail Corp.	8,486	164,034
Pepco Holdings Inc.	53,252	834,991
PG&E Corp.	87,344	3,589,838
Pike Electric Corp.(a)	4,133	38,933
Pinnacle West Capital Corp.	25,621	931,580
PNM Resources Inc.	20,760	232,097
Portland General Electric Co.	18,287	335,201
PPL Corp.	88,718	2,213,514
Progress Energy Inc.	67,274	2,638,486
Public Service Enterprise Group Inc.	118,344	3,707,718
RRI Energy Inc.(a)	85,352	323,484
SCANA Corp.	26,881	961,265
Southern Co.	192,654	6,411,525
TECO Energy Inc.	50,760	764,953
UIL Holdings Corp.	7,471	186,999
UniSource Energy Corp.	8,463	255,413
Unitil Corp.	2,301	48,114
Westar Energy Inc.	26,294	568,213
Wisconsin Energy Corp.	27,661	1,403,519
Xcel Energy Inc.	108,167	2,229,322

		85,898,041
ELECTRICAL COMPONENTS & EQUIPMENT—0.51%
A123 Systems Inc.(a)(b)	13,885	130,936
Advanced Battery Technologies Inc.(a)	15,402	50,519
Advanced Energy Industries Inc.(a)	8,165	100,348
American Superconductor Corp.(a)(b)	10,387	277,229
AMETEK Inc.	25,293	1,015,514
Belden Inc.	11,479	252,538
Capstone Turbine Corp.(a)	29,071	28,490
Coleman Cable Inc.(a)	1,849	10,428
Emerson Electric Co.	176,157	7,696,299
Encore Wire Corp.	4,879	88,749
Energizer Holdings Inc.(a)	16,539	831,581
Energy Conversion Devices Inc.(a)(b)	11,357	46,564
EnerSys Inc.(a)	9,997	213,636
Generac Holdings Inc.(a)	4,547	63,703
General Cable Corp.(a)	12,430	331,259
GrafTech International Ltd.(a)	29,213	427,094
Graham Corp.	2,300	34,477
Greatbatch Inc.(a)	5,150	114,897
Hubbell Inc. Class B	14,429	572,687
Insteel Industries Inc.	4,230	49,153
Littelfuse Inc.(a)	4,960	156,786
Molex Inc.	31,439	573,447
Powell Industries Inc.(a)	1,833	50,114
Power-One Inc.(a)(b)	14,960	100,980
PowerSecure International Inc.(a)	4,081	37,096
SatCon Technology Corp.(a)(b)	12,359	35,347
SunPower Corp. Class A(a)(b)	23,302	281,954

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Universal Display Corp.(a)	6,444	115,863
Vicor Corp.(a)	4,452	55,605

		13,743,293
ELECTRONICS—0.92%
Agilent Technologies Inc.(a)	81,537	2,318,097
American Science and Engineering Inc.	2,206	168,119
Amphenol Corp. Class A	40,726	1,599,717
Analogic Corp.	3,258	148,272
Applied Energetics Inc.(a)	18,086	18,629
Arrow Electronics Inc.(a)	28,567	638,472
Avnet Inc.(a)	36,008	868,153
AVX Corp.	11,528	147,789
Badger Meter Inc.	3,309	128,025
Ballantyne Strong Inc.(a)	3,310	23,964
Bel Fuse Inc. Class B	2,712	44,775
Bell Microproducts Inc.(a)	3,541	24,716
Benchmark Electronics Inc.(a)	15,686	248,623
Brady Corp. Class A	11,821	294,579
Checkpoint Systems Inc.(a)	9,004	156,309
Cogent Inc.(a)	9,935	89,514
Coherent Inc.(a)	5,552	190,434
CTS Corp.	8,178	75,565
Cubic Corp.	3,559	129,476
Cymer Inc.(a)	7,398	222,236
Daktronics Inc.	7,248	54,360
DDi Corp.	4,879	36,739
Dionex Corp.(a)	4,122	306,924
Dolby Laboratories Inc. Class A(a)	12,699	796,100
Electro Scientific Industries Inc.(a)	6,094	81,416
FARO Technologies Inc.(a)	3,716	69,526
FEI Co.(a)	9,294	183,185
FLIR Systems Inc.(a)	36,433	1,059,836
Garmin Ltd.(b)	25,326	739,013
Gentex Corp.	33,522	602,726
ICx Technologies Inc.(a)(b)	1,101	8,037
II-VI Inc.(a)	6,395	189,484
Itron Inc.(a)	9,481	586,115
Jabil Circuit Inc.	42,675	567,578
Keithley Instruments Inc.	2,621	23,143
L-1 Identity Solutions Inc.(a)	18,867	154,521
LaBarge Inc.(a)	2,852	32,541
Measurement Specialties Inc.(a)	3,317	45,443
Methode Electronics Inc.	9,311	90,689
Mettler-Toledo International Inc.(a)	8,023	895,608
Multi-Fineline Electronix Inc.(a)	2,067	51,592
National Instruments Corp.	13,480	428,394
NVE Corp.(a)	1,064	46,316
OSI Systems Inc.(a)	3,483	96,723
OYO Geospace Corp.(a)	906	43,923
Park Electrochemical Corp.	4,593	112,115
PerkinElmer Inc.	27,902	576,734
Plexus Corp.(a)	9,633	257,586
Rofin-Sinar Technologies Inc.(a)	6,159	128,230
Rogers Corp.(a)	4,115	114,274
Sanmina-SCI Corp.(a)	16,690	227,151
Sonic Solutions Inc.(a)	2,521	21,050
Spectrum Control Inc.(a)	2,602	36,376
SRS Labs Inc.(a)	3,161	28,923
Stoneridge Inc.(a)	3,303	25,070
Taser International Inc.(a)	14,213	55,431
Technitrol Inc.	9,698	30,646
Thermo Fisher Scientific Inc.(a)	95,937	4,705,710

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Thomas & Betts Corp.(a)	12,824	444,993
Trimble Navigation Ltd.(a)	28,801	806,428
TTM Technologies Inc.(a)	19,315	183,493
UQM Technologies Inc.(a)	2,525	8,560
Viasystems Group Inc.(a)	1,002	14,800
Vishay Intertechnology Inc.(a)	36,766	284,569
Waters Corp.(a)	21,826	1,412,142
Watts Water Technologies Inc. Class A	7,179	205,750
Woodward Governor Co.	14,220	363,037
X-Rite Inc.(a)	6,307	23,273
Zygo Corp.(a)	3,709	30,080

		24,821,817
ENERGY - ALTERNATE SOURCES—0.09%
Clean Energy Fuels Corp.(a)(b)	8,091	120,879
Comverge Inc.(a)	5,196	46,556
Covanta Holding Corp.(a)	31,070	515,451
Ener1 Inc.(a)(b)	12,131	41,003
Evergreen Solar Inc.(a)(b)	48,294	32,936
First Solar Inc.(a)(b)	12,693	1,444,844
FuelCell Energy Inc.(a)(b)	19,642	23,178
Green Plains Renewable Energy Inc.(a)(b)	2,209	22,576
GT Solar International Inc.(a)	9,451	52,926
Headwaters Inc.(a)	14,969	42,512
Hoku Corp.(a)	3,994	13,340
MGP Ingredients Inc.(a)	2,560	16,973
Syntroleum Corp.(a)(b)	13,425	22,017

		2,395,191
ENGINEERING & CONSTRUCTION—0.32%
AECOM Technology Corp.(a)	23,968	552,702
Argan Inc.(a)(b)	1,664	17,355
Chicago Bridge & Iron Co. NV(a)	22,173	417,074
Dycom Industries Inc.(a)	9,422	80,558
EMCOR Group Inc.(a)	16,001	370,743
Fluor Corp.	42,150	1,791,375
Granite Construction Inc.	8,204	193,450
Insituform Technologies Inc. Class A(a)	9,120	186,778
Jacobs Engineering Group Inc.(a)	29,432	1,072,502
KBR Inc.	38,008	773,083
Layne Christensen Co.(a)	4,472	108,535
McDermott International Inc.(a)	54,639	1,183,481
Mistras Group Inc.(a)	2,418	25,921
MYR Group Inc.(a)	3,993	66,643
Orion Marine Group Inc.(a)	6,386	90,681
Shaw Group Inc. (The)(a)	20,018	685,016
Stanley Inc.(a)	2,661	99,468
Sterling Construction Co. Inc.(a)	4,340	56,160
Tutor Perini Corp.(a)	6,260	103,165
URS Corp.(a)	19,805	779,327
VSE Corp.	939	29,879

		8,683,896
ENTERTAINMENT—0.17%
Ascent Media Corp. Class A(a)	3,253	82,171
Bally Technologies Inc.(a)	13,430	434,998
Bluegreen Corp.(a)	2,328	7,007
Carmike Cinemas Inc.(a)	2,720	16,483
Churchill Downs Inc.	2,901	95,153
Cinemark Holdings Inc.	11,365	149,450
DreamWorks Animation SKG Inc. Class A(a)	17,430	497,627

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Empire Resorts Inc.(a)	5,917	9,645
International Game Technology	70,125	1,100,962
International Speedway Corp. Class A	7,311	188,331
Isle of Capri Casinos Inc.(a)(b)	3,657	33,864
Lions Gate Entertainment Corp.(a)	11,834	82,601
Madison Square Garden Inc. Class A(a)	14,210	279,511
National CineMedia Inc.	9,644	160,669
Penn National Gaming Inc.(a)	16,207	374,382
Pinnacle Entertainment Inc.(a)	14,131	133,679
Regal Entertainment Group Class A	20,058	261,556
Scientific Games Corp. Class A(a)	15,158	139,454
Shuffle Master Inc.(a)	13,939	111,651
Speedway Motorsports Inc.	3,252	44,097
Steinway Musical Instruments Inc.(a)	1,827	32,502
Vail Resorts Inc.(a)	7,731	269,889
Warner Music Group Corp.(a)	11,196	54,413

		4,560,095
ENVIRONMENTAL CONTROL—0.36%
Calgon Carbon Corp.(a)(b)	12,853	170,174
Casella Waste Systems Inc. Class A(a)	5,821	22,236
Clean Harbors Inc.(a)	5,093	338,226
Darling International Inc.(a)	18,540	139,235
Energy Recovery Inc.(a)(b)	7,537	30,148
EnergySolutions Inc.	17,888	91,050
Fuel Tech Inc.(a)(b)	4,123	26,057
Met-Pro Corp.	3,562	38,327
Metalico Inc.(a)	6,324	25,170
Mine Safety Appliances Co.	6,247	154,801
Nalco Holding Co.	30,674	627,590
Rentech Inc.(a)	23,015	22,785
Republic Services Inc.	76,128	2,263,285
Stericycle Inc.(a)	19,893	1,304,583
Tetra Tech Inc.(a)	14,613	286,561
US Ecology Inc.	4,890	71,247
Waste Connections Inc.(a)	17,308	603,876
Waste Management Inc.	113,302	3,545,220
Waste Services Inc.(a)	4,451	51,899

		9,812,470
FOOD—1.94%
American Italian Pasta Co. Class A(a)	4,886	258,323
Arden Group Inc. Class A	214	18,804
B&G Foods Inc. Class A	11,536	124,358
Bridgford Foods Corp.	415	5,810
Cal-Maine Foods Inc.	3,362	107,349
Calavo Growers Inc.	2,492	44,756
Campbell Soup Co.	43,408	1,555,309
Chiquita Brands International Inc.(a)	11,081	134,634
ConAgra Foods Inc.	104,349	2,433,419
Corn Products International Inc.	17,714	536,734
Dean Foods Co.(a)	43,456	437,602
Del Monte Foods Co.	47,585	684,748
Diamond Foods Inc.	5,259	216,145
Dole Food Co. Inc.(a)(b)	8,655	90,272
Flowers Foods Inc.	16,580	405,049
Fresh Del Monte Produce Inc.(a)	9,909	200,558
General Mills Inc.	155,331	5,517,357
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	7,830	30,537
H.J. Heinz Co.	73,995	3,198,064
Hain Celestial Group Inc.(a)	9,425	190,102
Hershey Co. (The)	36,087	1,729,650

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Hormel Foods Corp.	15,451	625,456
Imperial Sugar Co.(b)	3,740	37,774
Ingles Markets Inc. Class A	2,809	42,275
J&J Snack Foods Corp.	3,267	137,541
J.M. Smucker Co. (The)	27,947	1,682,968
John B. Sanfilippo & Son Inc.(a)	1,843	26,668
Kellogg Co.	60,305	3,033,341
Kraft Foods Inc. Class A	374,883	10,496,724
Kroger Co. (The)	151,422	2,981,499
Lance Inc.	7,108	117,211
Lifeway Foods Inc.(a)(b)	1,101	10,724
M&F Worldwide Corp.(a)	2,757	74,715
McCormick & Co. Inc. NVS	31,187	1,183,859
Nash-Finch Co.	3,233	110,439
Pilgrim’s Pride Corp.(a)	7,459	49,006
Ralcorp Holdings Inc.(a)	13,161	721,223
Ruddick Corp.	10,047	311,357
Safeway Inc.	91,148	1,791,970
Sanderson Farms Inc.	5,525	280,339
Sara Lee Corp.	155,610	2,194,101
Seaboard Corp.	72	108,720
Seneca Foods Corp. Class A(a)	2,223	71,714
Smart Balance Inc.(a)	14,883	60,871
Smithfield Foods Inc.(a)	33,137	493,741
Spartan Stores Inc.	5,026	68,957
SUPERVALU Inc.	51,146	554,423
Sysco Corp.	138,677	3,962,002
Tootsie Roll Industries Inc.	5,926	140,150
TreeHouse Foods Inc.(a)	8,343	380,941
Tyson Foods Inc. Class A	70,196	1,150,512
United Natural Foods Inc.(a)	10,183	304,268
Village Super Market Inc. Class A	1,468	38,535
Weis Markets Inc.	2,811	92,510
Whole Foods Market Inc.(a)	31,995	1,152,460
Winn-Dixie Stores Inc.(a)	12,749	122,900

		52,531,474
FOREST PRODUCTS & PAPER—0.38%
Boise Inc.(a)	11,405	62,613
Buckeye Technologies Inc.(a)	8,732	86,883
Cellu Tissue Holdings Inc.(a)	2,013	15,641
Clearwater Paper Corp.(a)	2,831	155,026
Deltic Timber Corp.	2,492	104,166
Domtar Corp.	10,196	501,133
International Paper Co.	102,689	2,323,852
KapStone Paper and Packaging Corp.(a)	7,262	80,899
Louisiana-Pacific Corp.(a)	30,558	204,433
MeadWestvaco Corp.	40,319	895,082
Neenah Paper Inc.	3,420	62,586
P.H. Glatfelter Co.	10,371	112,525
Plum Creek Timber Co. Inc.(b)	38,291	1,322,188
Potlatch Corp.(b)	9,770	349,082
Rayonier Inc.(b)	18,861	830,261
Rock-Tenn Co. Class A	9,071	450,557
Schweitzer-Mauduit International Inc.	4,181	210,931
Temple-Inland Inc.	25,335	523,675
Verso Paper Corp.(a)	3,427	7,916
Wausau Paper Corp.(a)	10,319	69,860
Weyerhaeuser Co.	49,895	1,756,304
Xerium Technologies Inc.(a)	1,746	24,654

		10,150,267

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

GAS—0.41%
AGL Resources Inc.	18,366	657,870
Atmos Energy Corp.	21,929	592,960
Chesapeake Utilities Corp.	2,243	70,430
Energen Corp.	17,182	761,678
Laclede Group Inc. (The)	5,655	187,350
National Fuel Gas Co.	17,230	790,513
New Jersey Resources Corp.	10,002	352,070
Nicor Inc.	10,680	432,540
NiSource Inc.	65,786	953,897
Northwest Natural Gas Co.	6,395	278,630
Piedmont Natural Gas Co.	17,203	435,236
Sempra Energy	57,952	2,711,574
South Jersey Industries Inc.	6,913	296,983
Southern Union Co.	27,759	606,812
Southwest Gas Corp.	10,756	317,302
UGI Corp.	25,882	658,438
Vectren Corp.	19,309	456,851
WGL Holdings Inc.	12,157	413,703

		10,974,837
HAND & MACHINE TOOLS—0.17%
Baldor Electric Co.	10,918	393,922
Franklin Electric Co. Inc.	5,810	167,444
Kennametal Inc.	19,526	496,546
Lincoln Electric Holdings Inc.	10,182	519,180
Regal Beloit Corp.	9,287	518,029
Snap-on Inc.	13,739	562,063
Stanley Black & Decker Inc.	37,662	1,902,684
Thermadyne Holdings Corp.(a)	2,016	21,793

		4,581,661
HEALTH CARE - PRODUCTS—3.79%
Abaxis Inc.(a)	4,926	105,564
ABIOMED Inc.(a)	8,194	79,318
Accuray Inc.(a)	10,079	66,824
AGA Medical Holdings Inc.(a)	3,321	42,143
Alcon Inc.	15,992	2,369,854
Align Technology Inc.(a)(b)	14,079	209,355
Alphatec Holdings Inc.(a)	9,339	43,333
American Medical Systems Holdings Inc.(a)	18,089	400,129
AngioDynamics Inc.(a)	6,572	96,937
Arthrocare Corp.(a)	5,406	165,694
Atrion Corp.	353	47,673
ATS Medical Inc.(a)(b)	10,195	40,474
Baxter International Inc.	139,387	5,664,688
Beckman Coulter Inc.	16,510	995,388
Becton, Dickinson and Co.	54,576	3,690,429
Boston Scientific Corp.(a)	355,386	2,061,239
Bruker Corp.(a)	14,813	180,126
C.R. Bard Inc.	22,309	1,729,617
Caliper Life Sciences Inc.(a)	4,117	17,580
Cantel Medical Corp.	2,642	44,121
CardioNet Inc.(a)	5,553	30,430
CareFusion Corp.(a)	42,681	968,859
Cepheid Inc.(a)	13,392	214,540
Cerus Corp.(a)	3,143	9,932
Clinical Data Inc.(a)(b)	2,843	35,367
Conceptus Inc.(a)(b)	7,977	124,282
CONMED Corp.(a)	6,796	126,609

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Cooper Companies Inc. (The)	10,719	426,509
Covidien PLC	116,269	4,671,688
Cutera Inc.(a)	2,766	25,475
Cyberonics Inc.(a)	6,850	162,208
Cynosure Inc. Class A(a)	1,745	18,794
Delcath Systems Inc.(a)(b)	8,984	56,959
DENTSPLY International Inc.	34,780	1,040,270
DexCom Inc.(a)	14,004	161,886
Edwards Lifesciences Corp.(a)	26,671	1,494,109
Endologix Inc.(a)	13,740	62,242
ev3 Inc.(a)	18,461	413,711
Exactech Inc.(a)	1,686	28,797
Female Health Co. (The)(b)	4,724	24,518
Gen-Probe Inc.(a)	11,879	539,544
Haemonetics Corp.(a)	6,093	326,097
Hanger Orthopedic Group Inc.(a)	5,785	103,899
Hansen Medical Inc.(a)(b)	8,185	17,434
HealthTronics Inc.(a)	4,810	23,232
HeartWare International Inc.(a)	1,787	125,215
Henry Schein Inc.(a)	20,811	1,142,524
Hill-Rom Holdings Inc.	15,285	465,123
Hologic Inc.(a)	61,423	855,622
ICU Medical Inc.(a)	2,906	93,486
IDEXX Laboratories Inc.(a)	13,769	838,532
Immucor Inc.(a)	17,032	324,460
Insulet Corp.(a)	8,430	126,872
Intuitive Surgical Inc.(a)	9,141	2,885,082
Invacare Corp.	6,747	139,933
Inverness Medical Innovations Inc.(a)	19,452	518,590
IRIS International Inc.(a)	4,375	44,363
Johnson & Johnson	643,789	38,022,178
Kensey Nash Corp.(a)	1,637	38,813
Kinetic Concepts Inc.(a)	14,747	538,413
LCA-Vision Inc.(a)	5,128	28,409
Luminex Corp.(a)	9,824	159,345
MAKO Surgical Corp.(a)(b)	4,208	52,390
Masimo Corp.	12,566	299,196
Medical Action Industries Inc.(a)	3,250	38,968
Medtronic Inc.	257,523	9,340,359
MELA Sciences Inc.(a)(b)	6,088	45,295
Merge Healthcare Inc.(a)	5,337	15,637
Meridian Bioscience Inc.	9,562	162,554
Merit Medical Systems Inc.(a)	6,260	100,598
Metabolix Inc.(a)(b)	5,608	80,250
Microvision Inc.(a)(b)	20,049	59,345
Micrus Endovascular Corp.(a)	3,456	71,850
Natus Medical Inc.(a)	6,381	103,947
NuVasive Inc.(a)(b)	9,415	333,856
NxStage Medical Inc.(a)	6,401	94,991
OraSure Technologies Inc.(a)	10,588	49,022
Orthofix International NV(a)	3,849	123,360
Orthovita Inc.(a)	15,738	31,948
Palomar Medical Technologies Inc.(a)	4,240	47,446
Patterson Companies Inc.	24,371	695,305
PSS World Medical Inc.(a)	14,128	298,807
PURE Bioscience(a)	8,130	19,431
Quidel Corp.(a)	6,511	82,625
ResMed Inc.(a)	17,231	1,047,817
Rochester Medical Corp.(a)	2,195	20,743
SenoRx Inc.(a)	1,326	14,559
Sirona Dental Systems Inc.(a)	7,030	244,925
Solta Medical Inc.(a)	4,177	7,936
Somanetics Corp.(a)	2,983	74,426
SonoSite Inc.(a)	3,800	103,018

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Spectranetics Corp.(a)	7,127	36,918
St. Jude Medical Inc.(a)	76,501	2,760,921
Staar Surgical Co.(a)	3,078	17,606
Stereotaxis Inc.(a)(b)	6,029	19,956
Steris Corp.	14,099	438,197
Stryker Corp.	73,677	3,688,271
SurModics Inc.(a)(b)	3,489	57,254
Symmetry Medical Inc.(a)	8,066	85,016
Syneron Medical Ltd.(a)	5,597	57,537
Synovis Life Technologies Inc.(a)	2,904	44,373
TECHNE Corp.	8,913	512,052
Thoratec Corp.(a)	13,337	569,890
TomoTherapy Inc.(a)	9,712	30,884
Unilife Corp.(a)	6,982	40,635
Varian Medical Systems Inc.(a)	29,201	1,526,628
Vascular Solutions Inc.(a)	3,434	42,925
Vital Images Inc.(a)	3,846	49,037
Volcano Corp.(a)	11,243	245,322
West Pharmaceutical Services Inc.	7,838	286,009
Wright Medical Group Inc.(a)	9,088	150,952
Young Innovations Inc.	1,179	33,189
Zimmer Holdings Inc.(a)	47,686	2,577,428
Zoll Medical Corp.(a)	5,563	150,757

		102,587,198
HEALTH CARE - SERVICES—1.23%
Aetna Inc.	99,818	2,633,199
Air Methods Corp.(a)	2,438	72,531
Alliance Healthcare Services Inc.(a)	5,907	23,864
Allied Healthcare International Inc.(a)	10,491	24,339
Almost Family Inc.(a)	2,222	77,614
Amedisys Inc.(a)	6,752	296,885
America Service Group Inc.	1,736	29,859
American Dental Partners Inc.(a)	4,471	54,144
AMERIGROUP Corp.(a)	12,425	403,564
AmSurg Corp.(a)	7,912	140,992
Assisted Living Concepts Inc. Class A(a)	2,782	82,319
Bio-Reference Laboratories Inc.(a)	6,283	139,294
Brookdale Senior Living Inc.(a)	18,168	272,520
Capital Senior Living Corp.(a)	5,321	26,445
Centene Corp.(a)	11,196	240,714
Community Health Systems Inc.(a)	22,309	754,267
Continucare Corp.(a)	8,693	29,122
Covance Inc.(a)(b)	15,308	785,607
Coventry Health Care Inc.(a)	33,027	583,917
DaVita Inc.(a)	23,793	1,485,635
Emeritus Corp.(a)	4,491	73,248
Ensign Group Inc. (The)	2,690	44,439
Five Star Quality Care Inc.(a)	7,364	22,239
Genoptix Inc.(a)	3,993	68,680
Gentiva Health Services Inc.(a)	6,651	179,644
Health Management Associates Inc. Class A(a)	59,642	463,418
Health Net Inc.(a)	23,927	583,101
HealthSouth Corp.(a)(b)	22,234	415,998
Healthways Inc.(a)	8,193	97,661
Humana Inc.(a)	39,909	1,822,644
IPC The Hospitalist Co. Inc.(a)	3,792	95,179
Kindred Healthcare Inc.(a)	9,184	117,923
Laboratory Corp. of America Holdings(a)	24,603	1,853,836
LHC Group Inc.(a)(b)	3,362	93,296
LifePoint Hospitals Inc.(a)	12,816	402,422
Lincare Holdings Inc.(a)(b)	23,485	763,497
Magellan Health Services Inc.(a)	7,036	255,548

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

MedCath Corp.(a)	4,099	32,218
MEDNAX Inc.(a)	11,024	613,045
Metropolitan Health Networks Inc.(a)	10,613	39,587
Molina Healthcare Inc.(a)	2,934	84,499
National Healthcare Corp.	2,054	70,781
Neostem Inc.(a)	5,927	10,846
Odyssey Healthcare Inc.(a)	7,779	207,855
Psychiatric Solutions Inc.(a)	13,525	442,538
Quest Diagnostics Inc.	34,990	1,741,452
RehabCare Group Inc.(a)	5,753	125,300
Res-Care Inc.(a)	5,534	53,458
Select Medical Holdings Corp.(a)	8,160	55,325
Skilled Healthcare Group Inc. Class A(a)	5,163	35,057
Sun Healthcare Group Inc.(a)	9,822	79,362
Sunrise Senior Living Inc.(a)	10,569	29,382
Tenet Healthcare Corp.(a)	116,203	504,321
Triple-S Management Corp. Class B(a)	5,481	101,673
U.S. Physical Therapy Inc.(a)	2,787	47,045
UnitedHealth Group Inc.	265,513	7,540,569
Universal Health Services Inc. Class B	21,447	818,203
Virtual Radiologic Corp.(a)(b)	1,002	17,194
WellCare Health Plans Inc.(a)	10,502	249,317
WellPoint Inc.(a)	99,849	4,885,612

		33,294,243
HOLDING COMPANIES - DIVERSIFIED—0.04%
Harbinger Group Inc.(a)	2,952	18,539
Heckmann Corp.(a)(b)	23,278	108,010
Leucadia National Corp.(a)	45,254	882,905
Primoris Services Corp.(b)	2,012	12,676

		1,022,130
HOME BUILDERS—0.17%
Beazer Homes USA Inc.(a)(b)	15,385	55,847
Brookfield Homes Corp.(a)	2,599	17,517
Cavco Industries Inc.(a)	1,573	55,338
D.R. Horton Inc.	65,953	648,318
Hovnanian Enterprises Inc. Class A(a)(b)	11,656	42,894
KB Home	17,926	197,186
Lennar Corp. Class A	37,815	526,007
M.D.C. Holdings Inc.	8,944	241,041
M/I Homes Inc.(a)	4,115	39,669
Meritage Homes Corp.(a)	7,846	127,733
NVR Inc.(a)	1,459	955,689
Pulte Homes Inc.(a)	79,956	662,036
Ryland Group Inc.	10,784	170,603
Skyline Corp.	1,599	28,798
Standard-Pacific Corp.(a)	27,921	92,977
Thor Industries Inc.	8,316	197,505
Toll Brothers Inc.(a)	32,859	537,573
Winnebago Industries Inc.(a)(b)	7,212	71,687

		4,668,418
HOME FURNISHINGS—0.12%
American Woodmark Corp.(b)	2,698	46,136
Audiovox Corp. Class A(a)	3,793	27,879
DTS Inc.(a)	4,213	138,481
Ethan Allen Interiors Inc.	6,088	85,171
Furniture Brands International Inc.(a)	11,082	57,848
Harman International Industries Inc.(a)	16,552	494,739
Hooker Furniture Corp.	2,715	28,942

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Kimball International Inc. Class B	8,900	49,217
La-Z-Boy Inc.(a)(b)	11,725	87,117
Sealy Corp.(a)(b)	10,312	27,533
Tempur-Pedic International Inc.(a)	17,189	528,562
TiVo Inc.(a)	26,766	197,533
Universal Electronics Inc.(a)	3,345	55,627
Whirlpool Corp.	17,642	1,549,320

		3,374,105
HOUSEHOLD PRODUCTS & WARES—0.53%
ACCO Brands Corp.(a)	12,370	61,726
American Greetings Corp. Class A	9,162	171,879
Avery Dennison Corp.	26,053	837,083
Blyth Inc.	1,522	51,854
Central Garden & Pet Co. Class A(a)	13,172	118,153
Church & Dwight Co. Inc.	16,805	1,053,842
Clorox Co. (The)	33,009	2,051,839
CSS Industries Inc.	1,792	29,568
Ennis Inc.	5,921	88,874
Fortune Brands Inc.	34,870	1,366,207
Fossil Inc.(a)	11,530	400,091
Helen of Troy Ltd.(a)(b)	6,966	153,670
Jarden Corp.	21,087	566,608
Kid Brands Inc.(a)	2,930	20,598
Kimberly-Clark Corp.	96,736	5,865,104
Oil-Dri Corp. of America	1,420	32,589
Prestige Brands Holdings Inc.(a)	7,801	55,231
Scotts Miracle-Gro Co. (The) Class A	10,505	466,527
Spectrum Brands Holdings Inc.(a)	3,187	80,822
Standard Register Co. (The)	4,137	12,990
Summer Infant Inc.(a)	2,514	16,467
Tupperware Brands Corp.	14,852	591,852
WD-40 Co.	4,305	143,787

		14,237,361
HOUSEWARES—0.05%
Libbey Inc.(a)	1,722	22,352
Lifetime Brands Inc.(a)	657	9,605
National Presto Industries Inc.	1,084	100,660
Newell Rubbermaid Inc.	63,115	924,004
Toro Co. (The)	8,116	398,658

		1,455,279
INSURANCE—4.31%
ACE Ltd.	78,478	4,040,047
Aflac Inc.	109,776	4,684,142
Alleghany Corp.(a)	1,467	430,271
Allied World Assurance Holdings Ltd.	12,058	547,192
Allstate Corp. (The)	125,820	3,614,809
Alterra Capital Holdings Ltd.	21,011	394,587
Ambac Financial Group Inc.(a)(b)	69,618	46,644
American Equity Investment Life Holding Co.	13,069	134,872
American Financial Group Inc.	20,383	556,864
American International Group Inc.(a)(b)	27,439	944,999
American National Insurance Co.	1,859	150,523
American Physicians Capital Inc.	1,754	54,111
American Physicians Service Group Inc.	1,335	32,641
American Safety Insurance Holdings Ltd.(a)(b)	2,538	39,897
Amerisafe Inc.(a)	4,328	75,956
AmTrust Financial Services Inc.	6,281	75,623
Aon Corp.	63,370	2,352,294

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Arch Capital Group Ltd.(a)	11,834	881,633
Argo Group International Holdings Ltd.	7,251	221,808
Arthur J. Gallagher & Co.	24,349	593,629
Aspen Insurance Holdings Ltd.	18,423	455,785
Assurant Inc.	25,308	878,188
Assured Guaranty Ltd.	40,929	543,128
Axis Capital Holdings Ltd.	30,208	897,782
Baldwin & Lyons Inc. Class B	1,847	38,805
Berkshire Hathaway Inc. Class B(a)	403,136	32,125,908
Brown & Brown Inc.	27,225	521,087
Chubb Corp.	76,618	3,831,666
CIGNA Corp.	63,706	1,978,708
Cincinnati Financial Corp.	34,533	893,369
Citizens Inc.(a)(b)	9,924	66,094
CNA Financial Corp.(a)	6,885	175,981
CNA Surety Corp.(a)	3,746	60,198
CNO Financial Group Inc.(a)	53,601	265,325
Crawford & Co. Class B(a)	5,883	18,590
Delphi Financial Group Inc. Class A	11,338	276,761
Donegal Group Inc. Class A	2,976	36,575
eHealth Inc.(a)	5,957	67,731
EMC Insurance Group Inc.	1,205	26,426
Employers Holdings Inc.	8,461	124,631
Endurance Specialty Holdings Ltd.	10,953	411,066
Enstar Group Ltd.(a)	1,634	108,563
Erie Indemnity Co. Class A	7,039	320,275
Everest Re Group Ltd.	13,883	981,806
FBL Financial Group Inc. Class A	3,339	70,119
Fidelity National Financial Inc. Class A	55,080	715,489
First American Financial Corp.	24,003	304,358
First Mercury Financial Corp.	3,980	42,108
Flagstone Reinsurance Holdings SA	10,191	110,267
FPIC Insurance Group Inc.(a)	2,782	71,358
Genworth Financial Inc. Class A(a)	114,798	1,500,410
Gerova Financial Group Ltd.(a)	1,556	8,418
Greenlight Capital Re Ltd. Class A(a)	6,872	173,106
Hallmark Financial Services Inc.(a)	3,199	31,830
Hanover Insurance Group Inc. (The)	10,683	464,711
Harleysville Group Inc.	3,058	94,890
Hartford Financial Services Group Inc. (The)	104,441	2,311,279
HCC Insurance Holdings Inc.	27,220	673,967
Horace Mann Educators Corp.	9,869	150,996
Infinity Property and Casualty Corp.	3,328	153,687
Kansas City Life Insurance Co.	1,034	30,575
Life Partners Holdings Inc.(b)	1,917	39,222
Lincoln National Corp.	71,312	1,732,169
Loews Corp.	73,712	2,455,347
Maiden Holdings Ltd.	11,625	76,376
Markel Corp.(a)	2,344	796,960
Marsh & McLennan Companies Inc.	125,044	2,819,742
MBIA Inc.(a)(b)	31,989	179,458
Meadowbrook Insurance Group Inc.	14,032	121,096
Mercury General Corp.	6,309	261,445
MetLife Inc.	137,884	5,206,500
MGIC Investment Corp.(a)	47,608	328,019
Montpelier Re Holdings Ltd.	17,204	256,856
National Interstate Corp.	1,157	22,932
National Western Life Insurance Co. Class A	575	87,837
Navigators Group Inc. (The)(a)	2,901	119,318
NYMAGIC Inc.	1,459	28,144
Old Republic International Corp.	57,787	700,956
OneBeacon Insurance Group Ltd.	4,907	70,268
PartnerRe Ltd.	18,529	1,299,624
Phoenix Companies Inc. (The)(a)	27,141	57,268

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Platinum Underwriters Holdings Ltd.	11,036	400,496
PMA Capital Corp. Class A(a)	7,400	48,470
PMI Group Inc. (The)(a)	34,452	99,566
Presidential Life Corp.	5,013	45,618
Primerica Inc.(a)	4,342	93,093
Primus Guaranty Ltd.(a)(b)	4,394	16,214
Principal Financial Group Inc.	75,028	1,758,656
ProAssurance Corp.(a)	7,869	446,644
Progressive Corp. (The)	156,915	2,937,449
Protective Life Corp.	20,375	435,821
Prudential Financial Inc.	108,637	5,829,461
Radian Group Inc.	32,090	232,332
Reinsurance Group of America Inc.	17,421	796,314
RenaissanceRe Holdings Ltd.	13,854	779,565
RLI Corp.	4,486	235,560
Safety Insurance Group Inc.	3,260	120,685
SeaBright Insurance Holdings Inc.	4,706	44,613
Selective Insurance Group Inc.	13,201	196,167
StanCorp Financial Group Inc.	10,398	421,535
State Auto Financial Corp.	3,348	51,927
Stewart Information Services Corp.(b)	4,105	37,027
Symetra Financial Corp.	8,477	101,724
Torchmark Corp.	18,691	925,391
Tower Group Inc.	8,166	175,814
Transatlantic Holdings Inc.	14,423	691,727
Travelers Companies Inc. (The)	115,953	5,710,685
United America Indemnity Ltd. Class A(a)	8,144	59,940
United Fire & Casualty Co.	5,765	114,262
Unitrin Inc.	10,846	277,658
Universal American Corp.(a)	6,831	98,366
Universal Insurance Holdings Inc.	4,296	17,957
Unum Group	78,082	1,694,379
Validus Holdings Ltd.	19,878	485,421
W.R. Berkley Corp.	29,939	792,186
Wesco Financial Corp.	340	109,888
White Mountains Insurance Group Ltd.	1,837	595,555
XL Group PLC	78,148	1,251,150

		116,673,411
INTERNET—2.47%
1-800-FLOWERS.COM Inc.(a)	5,501	11,332
AboveNet Inc.(a)	4,667	220,189
Akamai Technologies Inc.(a)	40,601	1,647,183
Amazon.com Inc.(a)	81,384	8,892,016
Ancestry.com Inc.(a)	2,835	49,953
AOL Inc.(a)	23,605	490,748
Archipelago Learning Inc.(a)	1,740	19,888
Ariba Inc.(a)	20,246	322,519
Art Technology Group Inc.(a)	37,647	128,753
Blue Coat Systems Inc.(a)	10,171	207,794
Blue Nile Inc.(a)(b)	3,259	153,434
Cogent Communications Group Inc.(a)	11,458	86,852
comScore Inc.(a)	5,765	94,950
Constant Contact Inc.(a)(b)	5,765	122,967
CyberSource Corp.(a)	16,300	416,139
DealerTrack Holdings Inc.(a)	8,727	143,559
Dice Holdings Inc.(a)	3,828	26,490
Digital River Inc.(a)	9,310	222,602
Drugstore.com Inc.(a)	19,754	60,842
EarthLink Inc.	24,897	198,180
eBay Inc.(a)	268,972	5,274,541
ePlus Inc.(a)(b)	896	15,680
Equinix Inc.(a)	10,222	830,231

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

eResearchTechnology Inc.(a)	10,701	84,324
Expedia Inc.	46,393	871,261
F5 Networks Inc.(a)	18,914	1,296,933
Global Sources Ltd.(a)	3,993	31,305
Google Inc. Class A(a)	56,882	25,309,646
GSI Commerce Inc.(a)	13,524	389,491
Health Grades Inc.(a)	5,595	33,570
IAC/InterActiveCorp(a)	20,342	446,914
InfoSpace Inc.(a)	7,397	55,625
Internap Network Services Corp.(a)	11,262	46,963
Internet Brands Inc. Class A(a)	6,066	62,662
Internet Capital Group Inc.(a)	8,855	67,298
j2 Global Communications Inc.(a)(b)	10,343	225,891
Keynote Systems Inc.	3,586	32,346
KIT Digital Inc.(a)	1,695	14,950
Knot Inc. (The)(a)	8,272	64,356
Liberty Media Corp. - Liberty Interactive Group Series A(a)	141,040	1,480,920
Lionbridge Technologies Inc.(a)	13,228	60,452
Liquidity Services Inc.(a)	4,450	57,672
Local.com Corp.(a)	3,731	25,520
LoopNet Inc.(a)	3,974	48,999
McAfee Inc.(a)	36,706	1,127,608
ModusLink Global Solutions Inc.(a)	11,239	67,771
Move Inc.(a)	36,221	74,253
Netflix Inc.(a)	9,400	1,021,310
Network Engines Inc.(a)	8,403	22,772
NIC Inc.	12,047	77,221
NutriSystem Inc.	7,095	162,759
Online Resources Corp.(a)	7,058	29,291
OpenTable Inc.(a)(b)	3,024	125,405
Openwave Systems Inc.(a)	18,253	37,054
Orbitz Worldwide Inc.(a)	7,863	29,958
Overstock.com Inc.(a)	3,731	67,419
PCTEL Inc.(a)	5,008	25,240
Perficient Inc.(a)	6,778	60,392
Priceline.com Inc.(a)	11,121	1,963,301
QuinStreet Inc.(a)	2,425	27,912
Rackspace Hosting Inc.(a)(b)	21,101	386,992
ReachLocal Inc.(a)	1,120	14,526
RealNetworks Inc.(a)	17,900	59,070
RightNow Technologies Inc.(a)	4,620	72,488
S1 Corp.(a)	12,540	75,365
Safeguard Scientifics Inc.(a)	4,626	48,851
Sapient Corp.	24,091	244,283
Shutterfly Inc.(a)	5,448	130,534
SonicWALL Inc.(a)	11,967	140,612
Sourcefire Inc.(a)	5,781	109,839
SPS Commerce Inc.(a)	1,099	12,770
Stamps.com Inc.(a)	3,017	30,924
Support.com Inc.(a)	10,913	45,398
Symantec Corp.(a)	187,053	2,596,296
TechTarget Inc.(a)	1,764	9,490
TeleCommunication Systems Inc.(a)	10,560	43,718
Terremark Worldwide Inc.(a)	15,444	120,618
TIBCO Software Inc.(a)	39,407	475,248
Travelzoo Inc.(a)	1,335	16,527
United Online Inc.	19,977	115,068
US Auto Parts Network Inc.(a)	2,346	14,076
ValueClick Inc.(a)	20,279	216,783
Vasco Data Security International Inc.(a)	6,030	37,205
VeriSign Inc.(a)	43,283	1,149,164
Vitacost.com Inc.(a)	2,662	23,931
Vocus Inc.(a)	3,856	58,920
WebMD Health Corp.(a)	12,807	594,629

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Websense Inc.(a)	10,320	195,048
Yahoo! Inc.(a)	321,241	4,442,763
Zix Corp.(a)(b)	14,205	32,103

		66,776,845
INVESTMENT COMPANIES—0.10%
American Capital Ltd.(a)	81,963	395,062
Apollo Investment Corp.	42,543	396,926
Ares Capital Corp.	45,535	570,554
Arlington Asset Investment Corp. Class A	1,569	29,544
BlackRock Kelso Capital Corp.(c)	10,428	102,925
Capital Southwest Corp.	730	64,174
Fifth Street Finance Corp.	9,230	101,807
Gladstone Capital Corp.(b)	5,662	61,206
Gladstone Investment Corp.	5,248	30,596
Golub Capital BDC Inc.	1,727	24,903
Harris & Harris Group Inc.(a)	5,492	22,462
Hercules Technology Growth Capital Inc.	7,590	69,904
Kayne Anderson Energy Development Co.	2,355	35,725
Main Street Capital Corp.	1,628	24,306
MCG Capital Corp.	17,549	84,762
Medallion Financial Corp.	3,525	23,265
MVC Capital Inc.	5,516	71,267
NGP Capital Resources Co.	5,931	42,525
PennantPark Investment Corp.	8,964	85,606
PennyMac Mortgage Investment Trust(a)(c)	3,538	56,254
Prospect Capital Corp.(b)	15,358	148,205
Solar Capital Ltd.	1,357	26,136
THL Credit Inc.(a)	2,101	24,162
TICC Capital Corp.	5,588	46,939
Triangle Capital Corp.	2,056	29,236

		2,568,451
IRON & STEEL—0.34%
AK Steel Holding Corp.	26,518	316,095
Allegheny Technologies Inc.	22,413	990,431
Carpenter Technology Corp.	10,742	352,660
Cliffs Natural Resources Inc.	31,615	1,490,963
Gerdau Ameristeel Corp.(a)	30,200	329,180
Gibraltar Industries Inc.(a)	5,891	59,499
Metals USA Holdings Corp.(a)	881	13,171
Nucor Corp.	74,006	2,832,950
Olympic Steel Inc.	1,962	45,067
Reliance Steel & Aluminum Co.	16,626	601,030
Schnitzer Steel Industries Inc. Class A	5,202	203,918
Shiloh Industries Inc.(a)	1,214	10,270
Steel Dynamics Inc.	51,837	683,730
United States Steel Corp.	33,682	1,298,441
Universal Stainless & Alloy Products Inc.(a)	1,565	25,024

		9,252,429
LEISURE TIME—0.25%
Ambassadors Group Inc.	5,282	59,634
Arctic Cat Inc.(a)	2,827	25,754
Brunswick Corp.	21,306	264,834
Callaway Golf Co.	16,584	100,167
Carnival Corp.	102,617	3,103,138
Harley-Davidson Inc.(b)	55,763	1,239,611
Interval Leisure Group Inc.(a)	8,753	108,975
Johnson Outdoors Inc. Class A(a)	1,017	11,441
Life Time Fitness Inc.(a)(b)	9,538	303,213

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Marine Products Corp.(a)	2,706	15,316
Multimedia Games Inc.(a)	5,648	25,416
Polaris Industries Inc.(b)	7,538	411,726
Royal Caribbean Cruises Ltd.(a)	29,674	675,677
WMS Industries Inc.(a)	12,956	508,523

		6,853,425
LODGING—0.35%
Ameristar Casinos Inc.	6,132	92,348
Boyd Gaming Corp.(a)	13,193	112,009
Choice Hotels International Inc.	6,877	207,754
Gaylord Entertainment Co.(a)(b)	6,934	153,172
Hyatt Hotels Corp. Class A(a)	10,600	393,154
Las Vegas Sands Corp.(a)(b)	72,712	1,609,844
Marcus Corp.	4,737	44,812
Marriott International Inc. Class A	63,605	1,904,334
MGM MIRAGE(a)	61,316	591,086
Monarch Casino & Resort Inc.(a)	2,735	27,706
Morgans Hotel Group Co.(a)	7,459	45,947
Orient-Express Hotels Ltd. Class A(a)	21,865	161,801
Red Lion Hotels Corp.(a)	3,176	18,961
Starwood Hotels & Resorts Worldwide Inc.	43,578	1,805,436
Wyndham Worldwide Corp.	42,581	857,581
Wynn Resorts Ltd.	17,281	1,318,022

		9,343,967
MACHINERY—1.06%
AGCO Corp.(a)	21,999	593,313
Alamo Group Inc.	1,519	32,962
Albany International Corp. Class A	6,748	109,250
Altra Holdings Inc.(a)	6,250	81,375
Applied Industrial Technologies Inc.	9,846	249,301
Astec Industries Inc.(a)	4,331	120,099
Briggs & Stratton Corp.	11,537	196,360
Bucyrus International Inc.	17,925	850,541
Cascade Corp.	2,256	80,336
Caterpillar Inc.	146,131	8,778,089
CNH Global NV(a)	4,908	111,166
Cognex Corp.	10,067	176,978
Columbus McKinnon Corp.(a)	4,335	60,560
Cummins Inc.	47,071	3,065,734
Deere & Co.	99,453	5,537,543
DXP Enterprises Inc.(a)	1,712	26,793
Flow International Corp.(a)	8,594	20,282
Flowserve Corp.	12,769	1,082,811
Gardner Denver Inc.	12,412	553,451
Gerber Scientific Inc.(a)	1,729	9,250
Gorman-Rupp Co. (The)	3,342	83,717
Graco Inc.	14,183	399,819
IDEX Corp.	19,413	554,629
Intermec Inc.(a)	8,700	89,175
Intevac Inc.(a)	4,740	50,576
iRobot Corp.(a)(b)	5,211	97,915
Joy Global Inc.	23,502	1,177,215
Kadant Inc.(a)	3,254	56,685
Lindsay Corp.(b)	2,950	93,485
Manitowoc Co. Inc. (The)	30,853	281,996
Middleby Corp. (The)(a)(b)	3,898	207,335
NACCO Industries Inc. Class A	1,397	123,998
Nordson Corp.	7,949	445,780
Park-Ohio Holdings Corp.(a)	1,826	26,276
Presstek Inc.(a)	6,401	22,596

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Robbins & Myers Inc.	6,389	138,897
Rockwell Automation Inc.	33,654	1,652,075
Sauer-Danfoss Inc.(a)	2,539	31,027
Tecumseh Products Co. Class A(a)	5,171	57,502
Tennant Co.	4,827	163,249
Terex Corp.(a)	25,257	473,316
Twin Disc Inc.	2,036	23,129
Wabtec Corp.	11,491	458,376
Zebra Technologies Corp. Class A(a)	12,396	314,486

		28,759,448
MACHINERY - DIVERSIFIED—0.00%
Chart Industries Inc.(a)	6,776	105,570

		105,570
MANUFACTURING—3.53%
3M Co.	166,483	13,150,492
A.O. Smith Corp.	5,289	254,877
Actuant Corp. Class A	16,225	305,517
Acuity Brands Inc.	10,303	374,823
American Railcar Industries Inc.(a)	2,082	25,151
Ameron International Corp.	2,221	133,993
AptarGroup Inc.	16,232	613,894
AZZ Inc.	2,668	98,102
Barnes Group Inc.	10,701	175,389
Blount International Inc.(a)	8,744	89,801
Brink’s Co. (The)	11,981	227,998
Carlisle Companies Inc.	14,627	528,474
Ceradyne Inc.(a)	6,359	135,892
CLARCOR Inc.	12,141	431,248
Colfax Corp.(a)	5,146	53,570
Cooper Industries PLC	38,485	1,693,340
Crane Co.	11,967	361,523
Danaher Corp.	124,355	4,616,058
Donaldson Co. Inc.	18,394	784,504
Dover Corp.	44,027	1,839,888
Eastman Kodak Co.(a)(b)	65,054	282,334
Eaton Corp.	39,384	2,577,289
EnPro Industries Inc.(a)	5,194	146,211
ESCO Technologies Inc.	6,091	156,843
Federal Signal Corp.	15,022	90,733
FreightCar America Inc.	2,781	62,906
General Electric Co.	2,491,473	35,927,041
GP Strategies Corp.(a)	3,445	25,011
Griffon Corp.(a)	10,597	117,203
Harsco Corp.	19,524	458,814
Hexcel Corp.(a)	22,667	351,565
Honeywell International Inc.	178,987	6,985,863
Illinois Tool Works Inc.	103,266	4,262,821
Ingersoll-Rand PLC	74,366	2,564,883
ITT Corp.	43,233	1,942,026
Koppers Holdings Inc.	5,301	119,167
Lancaster Colony Corp.	4,737	252,766
Leggett & Platt Inc.	33,218	666,353
LSB Industries Inc.(a)	3,829	50,964
Lydall Inc.(a)	1,234	9,428
Matthews International Corp. Class A	7,418	217,199
Myers Industries Inc.	8,468	68,506
Pall Corp.	27,825	956,345
Parker Hannifin Corp.	37,918	2,102,932
Pentair Inc.	22,152	713,294
PMFG Inc.(a)	3,023	45,798

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Polypore International Inc.(a)	5,671	128,959
Raven Industries Inc.	3,645	122,873
Roper Industries Inc.	21,692	1,213,884
Smith & Wesson Holding Corp.(a)	15,499	63,391
SPX Corp.	11,713	618,564
Standex International Corp.	2,815	71,360
Sturm, Ruger & Co. Inc.	4,254	60,960
Teleflex Inc.	9,537	517,668
Textron Inc.	64,605	1,096,347
Tredegar Corp.	6,403	104,497
Trinity Industries Inc.	19,058	337,708
Tyco International Ltd.	118,355	4,169,647

		95,554,687
MEDIA—2.81%
A.H. Belo Corp. Class A(a)	1,452	9,641
Acacia Research Corp.(a)	8,527	121,339
Beasley Broadcast Group Inc. Class A(a)	1,022	4,977
Belo Corp. Class A(a)	20,178	114,813
Cablevision NY Group Class A	55,323	1,328,305
Cambium Learning Group Inc.(a)	3,867	13,921
CBS Corp. Class B NVS	156,595	2,024,773
Central European Media Enterprises Ltd. Class A(a)(b)	8,008	159,359
CKX Inc.(a)	14,940	74,551
Comcast Corp. Class A	656,851	11,409,502
Courier Corp.	2,433	29,707
Crown Media Holdings Inc. Class A(a)(b)	3,670	6,459
Cumulus Media Inc. Class A(a)	5,087	13,582
Dex One Corp.(a)	10,427	198,113
DG FastChannel Inc.(a)	6,023	196,229
DIRECTV Class A(a)	207,204	7,028,360
Discovery Communications Inc. Series A(a)	65,575	2,341,683
DISH Network Corp. Class A	47,677	865,337
Dolan Co. (The)(a)	7,538	83,822
E.W. Scripps Co. (The) Class A(a)	6,927	51,468
Entercom Communications Corp.(a)	2,761	24,352
Entravision Communications Corp. Class A(a)	3,699	7,805
Fisher Communications Inc.(a)	1,490	25,092
Gannett Co. Inc.	55,533	747,474
Gray Television Inc.(a)	3,493	8,418
John Wiley & Sons Inc. Class A	10,195	394,241
Journal Communications Inc. Class A(a)	10,763	42,729
Lee Enterprises Inc.(a)	3,266	8,394
Liberty Global Inc. Series A(a)(b)	59,685	1,551,213
Liberty Media Corp. - Liberty Capital Group Series A(a)	18,043	756,182
Liberty Media Corp. - Liberty Starz Group Series A(a)	11,433	592,687
Lin TV Corp. Class A(a)	6,239	33,753
LodgeNet Interactive Corp.(a)(b)	6,239	23,147
Martha Stewart Living Omnimedia Inc. Class A(a)	6,106	30,041
McClatchy Co. (The)(a)	6,898	25,109
McGraw-Hill Companies Inc. (The)	73,926	2,080,278
Media General Inc. Class A(a)	2,458	23,990
Mediacom Communications Corp. Class A(a)	8,983	60,366
Meredith Corp.	8,360	260,247
New York Times Co. (The) Class A(a)	28,562	247,061
News Corp. Class A NVS	533,914	6,385,611
Nexstar Broadcasting Group Inc.(a)	2,494	10,924
Outdoor Channel Holdings Inc.(a)	3,769	17,601
Playboy Enterprises Inc. Class B(a)	5,096	21,403
PRIMEDIA Inc.	7,019	20,566
Radio One Inc. Class D(a)	7,310	9,357
Scholastic Corp.	6,022	145,251
Scripps Networks Interactive Inc. Class A	21,361	861,703

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Sinclair Broadcast Group Inc. Class A(a)	11,311	65,943
Sirius XM Radio Inc.(a)	880,246	835,793
SuperMedia Inc.(a)	1,848	33,800
Thomson Reuters Corp.	86,504	3,099,438
Time Warner Cable Inc.	83,070	4,326,286
Time Warner Inc.	266,535	7,705,527
Value Line Inc.(b)	255	4,626
Viacom Inc. Class B NVS	140,877	4,419,311
Walt Disney Co. (The)	456,096	14,367,024
Washington Post Co. (The) Class B	1,343	551,275
Westwood One Inc.(a)	1,226	12,101
World Wrestling Entertainment Inc.	5,193	80,803

		75,992,863
METAL FABRICATE & HARDWARE—0.24%
A.M. Castle & Co.(a)	4,362	60,588
Ampco-Pittsburgh Corp.	2,282	47,534
CIRCOR International Inc.	4,269	109,201
Commercial Metals Co.	27,212	359,743
Dynamic Materials Corp.	2,752	44,142
Hawk Corp. Class A(a)	1,611	41,000
Haynes International Inc.	2,667	82,224
Kaydon Corp.	8,262	271,489
L.B. Foster Co. Class A(a)	2,463	63,841
Ladish Co. Inc.(a)	4,340	98,605
Lawson Products Inc.	946	16,063
Mueller Industries Inc.	8,652	212,839
Mueller Water Products Inc. Class A	37,238	138,153
Northwest Pipe Co.(a)	2,234	42,446
Omega Flex Inc.	763	11,124
Precision Castparts Corp.	33,263	3,423,428
RBC Bearings Inc.(a)	4,943	143,298
Sun Hydraulics Corp.(b)	3,456	81,078
Timken Co. (The)	20,520	533,315
TriMas Corp.(a)	3,232	36,554
Valmont Industries Inc.	5,022	364,898
Worthington Industries Inc.	14,613	187,923

		6,369,486
MINING—0.81%
Alcoa Inc.	235,674	2,370,880
Allied Nevada Gold Corp.(a)(b)	13,847	272,509
AMCOL International Corp.	5,439	127,817
Brush Engineered Materials Inc.(a)	4,612	92,148
Capital Gold Corp.(a)	4,339	17,356
Century Aluminum Co.(a)	13,525	119,426
Coeur d’Alene Mines Corp.(a)(b)	21,148	333,715
Compass Minerals International Inc.	7,743	544,178
Freeport-McMoRan Copper & Gold Inc.	101,247	5,986,735
General Moly Inc.(a)(b)	14,515	44,706
Globe Specialty Metals Inc.(a)	11,735	121,223
Golden Star Resources Ltd.(a)	53,780	235,556
Hecla Mining Co.(a)(b)	55,603	290,248
Horsehead Holding Corp.(a)	10,497	79,357
Jaguar Mining Inc.(a)	16,707	147,523
Kaiser Aluminum Corp.	3,536	122,593
Newmont Mining Corp.	111,321	6,872,959
Noranda Aluminium Holding Corp.(a)	2,683	17,252
Royal Gold Inc.	10,522	505,056
RTI International Metals Inc.(a)	7,285	175,641
Southern Copper Corp.	39,795	1,056,159
Stillwater Mining Co.(a)	9,607	111,633

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Thompson Creek Metals Co. Inc.(a)	29,740	258,143
Titanium Metals Corp.(a)	20,667	363,533
U.S. Energy Corp.(a)	2,013	9,562
United States Lime & Minerals Inc.(a)	352	13,559
Uranium Energy Corp.(a)(b)	16,279	38,418
US Gold Corp.(a)(b)	17,673	88,542
USEC Inc.(a)(b)	28,722	136,717
Vulcan Materials Co.(b)	30,109	1,319,677

		21,872,821
MISCELLANEOUS - MANUFACTURING—0.01%
John Bean Technologies Corp.	6,502	99,155
STR Holdings Inc.(a)	5,145	96,726

		195,881
OFFICE & BUSINESS EQUIPMENT—0.13%
Pitney Bowes Inc.	49,120	1,078,675
Xerox Corp.	318,526	2,560,949

		3,639,624
OFFICE FURNISHINGS—0.04%
CompX International Inc.	268	2,640
Herman Miller Inc.	13,399	252,839
HNI Corp.	10,459	288,564
Interface Inc. Class A	12,512	134,379
Knoll Inc.	11,406	151,585
Steelcase Inc. Class A(b)	17,837	138,237

		968,244
OIL & GAS—7.70%
Abraxas Petroleum Corp.(a)	15,654	43,831
Alon USA Energy Inc.(b)	2,916	18,546
American Oil & Gas Inc.(a)	7,461	46,855
Anadarko Petroleum Corp.	115,946	4,184,491
Apache Corp.	78,904	6,642,928
Apco Oil and Gas International Inc.	2,034	47,819
Approach Resources Inc.(a)	1,966	13,526
Arena Resources Inc.(a)	9,080	289,652
Atlas Energy Inc.(a)	17,314	468,690
ATP Oil & Gas Corp.(a)(b)	10,207	108,092
Atwood Oceanics Inc.(a)	13,395	341,840
Berry Petroleum Co. Class A	12,221	314,324
Bill Barrett Corp.(a)	9,860	303,392
BPZ Resources Inc.(a)(b)	22,933	95,172
Brigham Exploration Co.(a)	27,576	424,119
Cabot Oil & Gas Corp.	24,820	777,362
Callon Petroleum Co.(a)	1,905	12,002
CAMAC Energy Inc.(a)	4,161	15,521
Carrizo Oil & Gas Inc.(a)(b)	7,775	120,746
Cheniere Energy Inc.(a)(b)	14,937	42,122
Chesapeake Energy Corp.	152,661	3,198,248
Chevron Corp.	468,752	31,809,511
Cimarex Energy Co.	19,843	1,420,362
Clayton Williams Energy Inc.(a)	1,386	58,378
Cobalt International Energy Inc.(a)	17,212	128,229
Comstock Resources Inc.(a)	11,081	307,165
Concho Resources Inc.(a)	20,859	1,154,128
ConocoPhillips	347,599	17,063,635
Contango Oil & Gas Co.(a)	3,107	139,038
Continental Resources Inc.(a)(b)	7,213	321,844

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Crosstex Energy Inc.(a)	9,749	62,491
CVR Energy Inc.(a)	6,339	47,669
Delek US Holdings Inc.	2,688	19,622
Delta Petroleum Corp.(a)	40,866	35,145
Denbury Resources Inc.(a)	91,371	1,337,671
Devon Energy Corp.	104,570	6,370,404
Diamond Offshore Drilling Inc.	16,348	1,016,682
Endeavour International Corp.(a)	26,891	28,504
Energy Partners Ltd.(a)	4,547	55,519
Energy XXI (Bermuda) Ltd.(a)	10,153	160,214
EOG Resources Inc.	59,249	5,828,324
EQT Corp.	34,626	1,251,384
Evolution Petroleum Corp.(a)	3,446	17,264
EXCO Resources Inc.	33,767	493,336
Exxon Mobil Corp.	1,189,191	67,867,130
Forest Oil Corp.(a)	26,677	729,883
Frontier Oil Corp.	24,720	332,484
FX Energy Inc.(a)	11,490	41,594
Gastar Exploration Ltd.(a)	3,478	12,556
GeoResources Inc.(a)	2,835	39,492
GMX Resources Inc.(a)(b)	7,593	49,279
Goodrich Petroleum Corp.(a)(b)	6,189	74,268
Gulfport Energy Corp.(a)	7,360	87,290
Harvest Natural Resources Inc.(a)	8,647	63,728
Helmerich & Payne Inc.	22,458	820,166
Hess Corp.	68,202	3,433,289
Holly Corp.	10,713	284,752
Houston American Energy Corp.	1,880	18,537
Isramco Inc.(a)	260	12,267
Kodiak Oil & Gas Corp.(a)	19,770	63,066
Magnum Hunter Resources Corp.(a)	4,836	21,085
Marathon Oil Corp.	166,128	5,164,920
Mariner Energy Inc.(a)(b)	24,375	523,575
McMoRan Exploration Co.(a)	20,058	222,844
Miller Petroleum Inc.(a)	1,352	7,788
Murphy Oil Corp.	44,859	2,222,763
Nabors Industries Ltd.(a)	65,086	1,146,815
Newfield Exploration Co.(a)	31,501	1,539,139
Noble Energy Inc.	40,896	2,467,256
Northern Oil and Gas Inc.(a)	9,566	122,827
Occidental Petroleum Corp.	189,721	14,636,975
Panhandle Oil and Gas Inc.	1,741	46,015
Parker Drilling Co.(a)	30,205	119,310
Patterson-UTI Energy Inc.	36,616	471,248
Penn Virginia Corp.	11,082	222,859
PetroCorp Inc. Escrow(d)	1,248	0
Petrohawk Energy Corp.(a)	69,019	1,171,252
Petroleum Development Corp.(a)	5,023	128,689
PetroQuest Energy Inc.(a)	13,755	92,984
Pioneer Drilling Co.(a)	11,396	64,615
Pioneer Natural Resources Co.	27,350	1,625,958
Plains Exploration & Production Co.(a)	33,502	690,476
Pride International Inc.(a)	41,567	928,607
Quicksilver Resources Inc.(a)	29,070	319,770
RAM Energy Resources Inc.(a)	12,942	26,790
Range Resources Corp.	37,645	1,511,447
Resolute Energy Corp.(a)	6,608	80,882
Rex Energy Corp.(a)	7,097	71,680
Rosetta Resources Inc.(a)	13,096	259,432
Rowan Companies Inc.(a)	27,029	593,016
SandRidge Energy Inc.(a)(b)	35,467	206,773
Seahawk Drilling Inc.(a)	2,810	27,313
SM Energy Co.	14,801	594,408
Southwestern Energy Co.(a)	81,249	3,139,461

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Stone Energy Corp.(a)	9,919	110,696
Sunoco Inc.	28,275	983,122
Swift Energy Co.(a)	8,933	240,387
Tesoro Corp.	32,762	382,333
TransAtlantic Petroleum Ltd.(a)	26,350	83,530
Ultra Petroleum Corp.(a)	34,903	1,544,458
Unit Corp.(a)	9,700	393,723
VAALCO Energy Inc.	13,497	75,583
Valero Energy Corp.	132,463	2,381,685
Vantage Drilling Co.(a)(b)	19,508	26,336
Venoco Inc.(a)	4,758	78,364
W&T Offshore Inc.	9,224	87,259
Warren Resources Inc.(a)	13,398	38,854
Western Refining Inc.(a)(b)	8,286	41,679
Whiting Petroleum Corp.(a)	11,562	906,692

		208,409,251
OIL & GAS SERVICES—1.60%
Allis-Chalmers Energy Inc.(a)	16,010	32,981
Baker Hughes Inc.	100,330	4,170,718
Basic Energy Services Inc.(a)	5,838	44,953
Boots & Coots Inc.(a)	16,113	47,533
Cal Dive International Inc.(a)	17,331	101,386
Cameron International Corp.(a)	57,253	1,861,868
CARBO Ceramics Inc.	4,537	327,526
Complete Production Services Inc.(a)	16,100	230,230
Core Laboratories NV	5,026	741,888
Dawson Geophysical Co.(a)	1,751	37,244
Dresser-Rand Group Inc.(a)	19,630	619,326
Dril-Quip Inc.(a)	7,295	321,126
Exterran Holdings Inc.(a)	14,680	378,891
FMC Technologies Inc.(a)	28,735	1,513,185
Global Geophysical Services Inc.(a)	1,749	12,191
Global Industries Ltd.(a)	23,508	105,551
Gulf Island Fabrication Inc.	3,200	49,664
Halliburton Co.	211,982	5,204,158
Helix Energy Solutions Group Inc.(a)	25,484	274,463
Hercules Offshore Inc.(a)	27,900	67,797
Hornbeck Offshore Services Inc.(a)	5,274	77,000
ION Geophysical Corp.(a)	22,968	79,929
Key Energy Services Inc.(a)	29,774	273,325
Lufkin Industries Inc.	6,996	272,774
Matrix Service Co.(a)	6,181	57,545
National Oilwell Varco Inc.	98,314	3,251,244
Natural Gas Services Group Inc.(a)	2,831	42,833
Newpark Resources Inc.(a)	20,558	124,376
Oceaneering International Inc.(a)	13,189	592,186
Oil States International Inc.(a)	11,750	465,065
RPC Inc.	7,329	100,041
Schlumberger Ltd.	278,626	15,419,163
SEACOR Holdings Inc.(a)	5,459	385,733
Smith International Inc.	58,230	2,192,359
Superior Energy Services Inc.(a)	19,300	360,331
Superior Well Services Inc.(a)	4,136	69,154
T-3 Energy Services Inc.(a)	2,907	81,105
Tesco Corp.(a)	4,834	59,361
Tetra Technologies Inc.(a)	17,488	158,791
Tidewater Inc.	12,521	484,813
Union Drilling Inc.(a)	3,226	17,775
Weatherford International Ltd.(a)	170,734	2,243,445
Willbros Group Inc.(a)	9,410	69,634
World Fuel Services Corp.	14,238	369,334

		43,389,995

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

PACKAGING & CONTAINERS—0.28%
AEP Industries Inc.(a)	1,541	36,799
Astronics Corp.(a)(b)	2,182	35,697
Ball Corp.	21,909	1,157,452
Bemis Co. Inc.	26,007	702,189
Crown Holdings Inc.(a)	38,330	959,783
Graham Packaging Co. Inc.(a)	4,041	48,371
Graphic Packaging Holding Co.(a)	25,257	79,559
Greif Inc. Class A	7,810	433,767
Owens-Illinois Inc.(a)	38,835	1,027,186
Packaging Corp. of America	24,644	542,661
Pactiv Corp.(a)	31,541	878,417
Sealed Air Corp.	38,062	750,583
Silgan Holdings Inc.	12,957	367,720
Sonoco Products Co.	22,514	686,227

		7,706,411
PHARMACEUTICALS—5.21%
Abbott Laboratories	360,529	16,865,547
Accelrys Inc.(a)	6,326	40,803
Acura Pharmaceuticals Inc.(a)(b)	1,907	4,787
Akorn Inc.(a)	12,576	37,351
Alexza Pharmaceuticals Inc.(a)	9,047	24,608
Alimera Sciences Inc.(a)	1,529	11,376
Alkermes Inc.(a)	21,976	273,601
Allergan Inc.	71,105	4,142,577
Allos Therapeutics Inc.(a)	16,067	98,491
Alnylam Pharmaceuticals Inc.(a)	9,036	135,721
AmerisourceBergen Corp.	66,536	2,112,518
Amylin Pharmaceuticals Inc.(a)	33,521	630,195
Antares Pharma Inc.(a)	5,568	9,800
Anthera Pharmaceuticals Inc.(a)	1,338	7,172
Aoxing Pharmaceutical Co. Inc.(a)	5,636	18,373
Ardea Biosciences Inc.(a)(b)	4,010	82,446
Array BioPharma Inc.(a)	10,744	32,769
Auxilium Pharmaceuticals Inc.(a)	8,588	201,818
AVANIR Pharmaceuticals Inc. Class A(a)	12,853	33,032
AVI BioPharma Inc.(a)(b)	29,113	46,872
Biodel Inc.(a)(b)	3,318	12,542
BioMarin Pharmaceutical Inc.(a)	23,616	447,759
BioScrip Inc.(a)	9,345	48,968
BioSpecifics Technologies Corp.(a)(b)	1,047	20,814
Bristol-Myers Squibb Co.	401,978	10,025,331
Cadence Pharmaceuticals Inc.(a)(b)	6,745	47,282
Caraco Pharmaceutical Laboratories Ltd.(a)	2,357	11,125
Cardinal Health Inc.	85,049	2,858,497
Catalyst Health Solutions Inc.(a)	8,969	309,430
Cephalon Inc.(a)	17,856	1,013,328
Chelsea Therapeutics International Ltd.(a)	4,879	14,295
Clarient Inc.(a)(b)	6,593	20,306
Combinatorx Inc.(a)	15,339	22,242
Corcept Therapeutics Inc.(a)	5,896	18,396
Cornerstone Therapeutics Inc.(a)(b)	2,054	12,098
Cubist Pharmaceuticals Inc.(a)	13,404	276,122
Cumberland Pharmaceuticals Inc.(a)	1,956	12,558
Cypress Bioscience Inc.(a)	8,692	19,992
Dendreon Corp.(a)	31,845	1,029,549
Depomed Inc.(a)	11,408	31,942
DURECT Corp.(a)	17,853	43,383

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Dyax Corp.(a)	20,567	46,687
Dynavax Technologies Corp.(a)	5,167	9,611
Eli Lilly and Co.	237,853	7,968,075
Emergent BioSolutions Inc.(a)	3,786	61,863
Endo Pharmaceuticals Holdings Inc.(a)	27,966	610,218
Eurand NV(a)	1,509	14,622
Express Scripts Inc.(a)	128,271	6,031,302
Forest Laboratories Inc.(a)	71,269	1,954,909
Furiex Pharmaceuticals Inc.(a)	2,127	21,610
Gilead Sciences Inc.(a)	208,169	7,136,033
Herbalife Ltd.	13,392	616,702
Hi-Tech Pharmacal Co. Inc.(a)	2,550	58,420
Hospira Inc.(a)	38,902	2,234,920
Idenix Pharmaceuticals Inc.(a)(b)	5,633	28,165
Impax Laboratories Inc.(a)	14,191	270,480
Infinity Pharmaceuticals Inc.(a)(b)	3,993	23,599
Inspire Pharmaceuticals Inc.(a)	14,542	72,565
Ironwood Pharmaceuticals Inc.(a)	4,648	55,404
Isis Pharmaceuticals Inc.(a)	22,676	217,009
Jazz Pharmaceuticals Inc.(a)	1,224	9,584
Keryx Biopharmaceuticals Inc.(a)	4,733	17,323
King Pharmaceuticals Inc.(a)	59,660	452,819
Lannett Co. Inc.(a)(b)	2,417	11,046
Ligand Pharmaceuticals Inc. Class B(a)	27,168	39,665
MannKind Corp.(a)(b)	14,984	95,748
MAP Pharmaceuticals Inc.(a)	1,467	19,247
Mead Johnson Nutrition Co. Class A	47,901	2,400,798
Medco Health Solutions Inc.(a)	106,755	5,880,065
Medicines Co. (The)(a)	12,939	98,466
Medicis Pharmaceutical Corp. Class A	13,766	301,200
Medivation Inc.(a)(b)	6,639	58,689
Merck & Co. Inc.	728,042	25,459,629
Mylan Inc.(a)	72,736	1,239,421
Nabi Biopharmaceuticals(a)	13,945	75,861
Nature’s Sunshine Products Inc.(a)	1,773	14,840
NBTY Inc.(a)	13,099	445,497
Neogen Corp.(a)	5,155	134,288
Neurocrine Biosciences Inc.(a)	8,730	48,888
NeurogesX Inc.(a)(b)	2,482	16,456
NPS Pharmaceuticals Inc.(a)	14,833	95,525
Nutraceutical International Corp.(a)	2,221	33,892
Obagi Medical Products Inc.(a)	4,322	51,086
Omnicare Inc.	28,626	678,436
Onyx Pharmaceuticals Inc.(a)	14,802	319,575
Opko Health Inc.(a)(b)	11,400	25,764
Osiris Therapeutics Inc.(a)	3,425	19,899
Pain Therapeutics Inc.(a)	8,197	45,575
Par Pharmaceutical Companies Inc.(a)	8,187	212,535
Perrigo Co.	19,010	1,122,921
PetMed Express Inc.	5,211	92,756
Pfizer Inc.	1,883,191	26,854,304
Pharmacyclics Inc.(a)	4,659	31,029
Pharmasset Inc.(a)	6,093	166,583
PharMerica Corp.(a)	7,453	109,261
POZEN Inc.(a)(b)	5,900	41,359
Progenics Pharmaceuticals Inc.(a)	5,998	32,869
Questcor Pharmaceuticals Inc.(a)	12,737	130,045
Rigel Pharmaceuticals Inc.(a)	12,085	87,012
Salix Pharmaceuticals Ltd.(a)	13,143	512,971
Santarus Inc.(a)	11,104	27,538
Schiff Nutrition International Inc.	2,138	15,223
SciClone Pharmaceuticals Inc.(a)(b)	9,311	24,767
SIGA Technologies Inc.(a)(b)	5,765	44,390
Somaxon Pharmaceuticals Inc.(a)	2,146	7,726

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Spectrum Pharmaceuticals Inc.(a)	9,952	39,012
Star Scientific Inc.(a)(b)	21,013	34,461
Sucampo Pharmaceuticals Inc.(a)	968	3,417
SXC Health Solutions Corp.(a)	6,757	494,950
Synta Pharmaceuticals Corp.(a)(b)	4,138	11,173
Synutra International Inc.(a)(b)	4,327	69,968
Targacept Inc.(a)	4,205	81,283
Theravance Inc.(a)	12,481	156,886
United Therapeutics Corp.(a)	11,871	579,423
USANA Health Sciences Inc.(a)(b)	1,309	47,818
Valeant Pharmaceuticals International(a)(b)	13,661	714,334
Vanda Pharmaceuticals Inc.(a)	6,476	42,806
VCA Antech Inc.(a)	20,470	506,837
ViroPharma Inc.(a)	18,994	212,923
VIVUS Inc.(a)(b)	19,445	186,672
Warner Chilcott PLC Class A(a)	19,846	453,481
Watson Pharmaceuticals Inc.(a)	25,692	1,042,324
XenoPort Inc.(a)	6,737	66,090
Zymogenetics Inc.(a)	13,037	55,016

		140,939,455
PIPELINES—0.38%
El Paso Corp.	165,851	1,842,605
ONEOK Inc.	24,165	1,045,136
Questar Corp.	41,056	1,867,637
Spectra Energy Corp.	152,126	3,053,169
Williams Companies Inc. (The)	136,800	2,500,704

		10,309,251
REAL ESTATE—0.12%
Avatar Holdings Inc.(a)	1,465	28,099
CB Richard Ellis Group Inc. Class A(a)	64,700	880,567
Consolidated-Tomoka Land Co.	1,465	41,752
Forest City Enterprises Inc. Class A(a)(b)	27,447	310,700
Forestar Group Inc.(a)	8,169	146,715
Government Properties Income Trust	4,077	104,045
HFF Inc. Class A(a)	1,327	9,382
Hilltop Holdings Inc.(a)	9,004	90,130
Jones Lang LaSalle Inc.	10,068	660,864
Kennedy-Wilson Holdings Inc.(a)	2,313	23,361
Resource Capital Corp.	6,116	34,739
Retail Opportunity Investments Corp.	6,871	66,305
St. Joe Co. (The)(a)(b)	22,032	510,261
Starwood Property Trust Inc.	10,985	186,196
Terreno Realty Corp.(a)	2,122	37,581
Thomas Properties Group Inc.	2,673	8,848
United Capital Corp.(a)	352	8,592

		3,148,137
REAL ESTATE INVESTMENT TRUSTS—2.36%
Acadia Realty Trust	10,195	171,480
Agree Realty Corp.	1,775	41,393
Alexander’s Inc.	506	153,278
Alexandria Real Estate Equities Inc.	10,549	668,490
AMB Property Corp.	39,824	944,227
American Campus Communities Inc.(b)	12,714	346,965
American Capital Agency Corp.(b)	6,656	175,852
Annaly Capital Management Inc.(b)	130,813	2,243,443
Anworth Mortgage Asset Corp.	28,488	202,835
Apartment Investment and Management Co. Class A	28,000	542,360
Apollo Commercial Real Estate Finance Inc.	2,418	39,800

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Ashford Hospitality Trust Inc.(a)(b)	10,989	80,549
Associated Estates Realty Corp.	6,785	87,866
AvalonBay Communities Inc.	19,289	1,801,014
BioMed Realty Trust Inc.	26,904	432,885
Boston Properties Inc.	32,564	2,323,116
Brandywine Realty Trust	30,581	328,746
BRE Properties Inc. Class A(b)	15,148	559,416
Camden Property Trust	14,712	600,985
CapLease Inc.	15,128	69,740
Capstead Mortgage Corp.	16,461	182,059
CBL & Associates Properties Inc.	33,065	411,329
Cedar Shopping Centers Inc.	10,057	60,543
Chatham Lodging Trust(a)	559	9,989
Chesapeake Lodging Trust(a)	1,819	28,777
Chimera Investment Corp.	179,951	649,623
Cogdell Spencer Inc.	7,436	50,267
Colonial Properties Trust	16,076	233,584
Colony Financial Inc.	3,478	58,778
Corporate Office Properties Trust	13,741	518,860
Cousins Properties Inc.	17,481	117,822
CreXus Investment Corp.	3,288	40,870
Cypress Sharpridge Investments Inc.	3,980	50,387
DCT Industrial Trust Inc.	48,962	221,308
Developers Diversified Realty Corp.	43,882	434,432
DiamondRock Hospitality Co.(a)	34,816	286,187
Digital Realty Trust Inc.(b)	18,341	1,057,909
Douglas Emmett Inc.	29,251	415,949
Duke Realty Corp.	53,447	606,623
DuPont Fabros Technology Inc.	9,283	227,990
Dynex Capital Inc.	2,518	23,241
EastGroup Properties Inc.	6,553	233,156
Education Realty Trust Inc.	13,397	80,784
Entertainment Properties Trust	11,220	427,145
Equity Lifestyle Properties Inc.(b)	6,033	290,972
Equity One Inc.	7,883	122,975
Equity Residential(b)	66,303	2,760,857
Essex Property Trust Inc.	7,106	693,119
Excel Trust Inc.(a)	1,154	13,848
Extra Space Storage Inc.	21,198	294,652
Federal Realty Investment Trust	14,133	993,126
FelCor Lodging Trust Inc.(a)	14,272	71,217
First Industrial Realty Trust Inc.(a)	14,555	70,155
First Potomac Realty Trust	9,391	134,949
Franklin Street Properties Corp.	16,310	192,621
General Growth Properties Inc.	55,679	738,304
Getty Realty Corp.	3,618	81,079
Gladstone Commercial Corp.	1,817	29,690
Glimcher Realty Trust	15,049	89,993
Hatteras Financial Corp.	8,603	239,335
HCP Inc.	68,884	2,221,509
Health Care REIT Inc.(b)	28,939	1,218,911
Healthcare Realty Trust Inc.	13,271	291,564
Hersha Hospitality Trust	29,284	132,364
Highwoods Properties Inc.	16,922	469,755
Home Properties Inc.	8,626	388,774
Hospitality Properties Trust	29,481	622,049
Host Hotels & Resorts Inc.(b)	154,962	2,088,888
HRPT Properties Trust	62,229	386,442
Inland Real Estate Corp.	17,866	141,499
Invesco Mortgage Capital Inc.	6,209	124,242
Investors Real Estate Trust	18,271	161,333
iStar Financial Inc.(a)	20,852	93,000
Kilroy Realty Corp.	12,362	367,522
Kimco Realty Corp.	95,311	1,280,980

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Kite Realty Group Trust	10,831	45,274
LaSalle Hotel Properties	16,488	339,158
Lexington Realty Trust(b)	23,957	143,982
Liberty Property Trust	26,906	776,238
LTC Properties Inc.	5,372	130,378
Macerich Co. (The)	29,546	1,102,657
Mack-Cali Realty Corp.	18,747	557,348
Medical Properties Trust Inc.	25,972	245,176
MFA Financial Inc.	67,365	498,501
Mid-America Apartment Communities Inc.	7,264	373,878
Mission West Properties Inc.	4,487	30,601
Monmouth Real Estate Investment Corp. Class A	7,789	57,561
MPG Office Trust Inc.(a)	3,342	9,792
National Health Investors Inc.(b)	6,142	236,835
National Retail Properties Inc.	19,785	424,190
Nationwide Health Properties Inc.	27,168	971,799
Newcastle Investment Corp.(a)	5,127	13,740
NorthStar Realty Finance Corp.	14,749	39,380
Omega Healthcare Investors Inc.	21,475	427,997
One Liberty Properties Inc.	637	9,498
Parkway Properties Inc.	5,141	74,904
Pebblebrook Hotel Trust(a)	4,563	86,013
Pennsylvania Real Estate Investment Trust	11,901	145,430
Piedmont Office Realty Trust Inc. Class A	12,544	234,949
Post Properties Inc.	11,753	267,146
ProLogis	112,718	1,141,833
PS Business Parks Inc.	4,262	237,734
Public Storage	32,823	2,885,470
RAIT Financial Trust(a)	21,235	39,709
Ramco-Gershenson Properties Trust	7,151	72,225
Realty Income Corp.(b)	24,871	754,337
Redwood Trust Inc.(b)	18,526	271,221
Regency Centers Corp.	19,456	669,286
Saul Centers Inc.	1,630	66,227
Senior Housing Properties Trust(b)	30,661	616,593
Simon Property Group Inc.	68,293	5,514,660
SL Green Realty Corp.	18,439	1,014,883
Sovran Self Storage Inc.	6,639	228,581
Strategic Hotels & Resorts Inc.(a)	36,504	160,253
Sun Communities Inc.	3,646	94,650
Sunstone Hotel Investors Inc.(a)	23,851	236,840
Tanger Factory Outlet Centers Inc.	9,736	402,876
Taubman Centers Inc.	13,123	493,818
Two Harbors Investment Corp.	2,817	23,240
U-Store-It Trust	18,933	141,240
UDR Inc.	38,606	738,533
UMH Properties Inc.(b)	2,728	27,471
Universal Health Realty Income Trust(b)	2,694	86,558
Urstadt Biddle Properties Inc. Class A	4,221	68,085
Ventas Inc.	36,799	1,727,713
Vornado Realty Trust(b)	37,319	2,722,421
Walter Investment Management Corp.	4,906	80,213
Washington Real Estate Investment Trust	14,145	390,261
Weingarten Realty Investors	26,636	507,416
Winthrop Realty Trust	4,347	55,685

		63,760,233
RETAIL—5.82%
99 Cents Only Stores(a)	10,722	158,686
Abercrombie & Fitch Co. Class A	20,957	643,170
Advance Auto Parts Inc.	19,946	1,000,890
Aeropostale Inc.(a)	20,848	597,087
AFC Enterprises Inc.(a)	6,787	61,762

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

America’s Car-Mart Inc.(a)	2,426	54,900
American Eagle Outfitters Inc.	46,524	546,657
AnnTaylor Stores Corp.(a)	14,520	236,240
Asbury Automotive Group Inc.(a)	7,710	81,263
AutoNation Inc.(a)(b)	17,654	344,253
AutoZone Inc.(a)	6,540	1,263,659
Barnes & Noble Inc.	8,623	111,237
Bebe Stores Inc.	5,646	36,134
Bed Bath & Beyond Inc.(a)	61,667	2,286,612
Best Buy Co. Inc.	80,803	2,735,990
Big 5 Sporting Goods Corp.	5,220	68,591
Big Lots Inc.(a)	19,307	619,562
Biglari Holdings Inc.(a)	325	93,243
BJ’s Restaurants Inc.(a)	5,128	121,021
BJ’s Wholesale Club Inc.(a)(b)	11,805	436,903
Bob Evans Farms Inc.	7,281	179,258
Bon-Ton Stores Inc. (The)(a)	2,741	26,725
Books-A-Million Inc.	1,692	10,186
Borders Group Inc.(a)	13,395	17,815
Brinker International Inc.	24,478	353,952
Brown Shoe Co. Inc.	10,023	152,149
Buckle Inc. (The)(b)	6,389	207,131
Buffalo Wild Wings Inc.(a)	4,139	151,405
Build-A-Bear Workshop Inc.(a)	3,584	24,300
Burger King Holdings Inc.	22,533	379,456
Cabela’s Inc.(a)(b)	10,249	144,921
California Pizza Kitchen Inc.(a)	4,567	69,190
Caribou Coffee Co. Inc.(a)(b)	1,640	15,531
CarMax Inc.(a)	52,894	1,052,591
Carrols Restaurant Group Inc.(a)	3,708	16,946
Casey’s General Stores Inc.	12,104	422,430
Cash America International Inc.	6,853	234,852
Casual Male Retail Group Inc.(a)	2,880	9,850
Cato Corp. (The) Class A	6,888	151,674
CEC Entertainment Inc.(a)	5,472	192,943
Charming Shoppes Inc.(a)	28,350	106,313
Cheesecake Factory Inc. (The)(a)	14,541	323,683
Chico’s FAS Inc.	42,014	415,098
Children’s Place Retail Stores Inc. (The)(a)	5,849	257,473
Chipotle Mexican Grill Inc.(a)	7,475	1,022,655
Christopher & Banks Corp.	8,238	50,993
Citi Trends Inc.(a)	3,241	106,759
CKE Restaurants Inc.	10,945	137,141
Coldwater Creek Inc.(a)	14,148	47,537
Collective Brands Inc.(a)	15,058	237,916
Conn’s Inc.(a)(b)	2,768	16,276
Copart Inc.(a)	16,115	577,078
Costco Wholesale Corp.	103,120	5,654,070
Cracker Barrel Old Country Store Inc.	5,588	260,177
CVS Caremark Corp.	317,810	9,318,189
Darden Restaurants Inc.	33,093	1,285,663
Denny’s Corp.(a)	21,426	55,708
Destination Maternity Corp.(a)	1,377	34,838
Dick’s Sporting Goods Inc.(a)	20,724	515,820
Dillard’s Inc. Class A(b)	11,549	248,303
DineEquity Inc.(a)(b)	4,218	117,767
Dollar General Corp.(a)	15,335	422,479
Dollar Tree Inc.(a)(b)	30,703	1,278,166
Domino’s Pizza Inc.(a)	8,117	91,722
Dress Barn Inc.(a)	12,718	302,816
DSW Inc. Class A(a)(b)	2,705	60,754
Einstein Noah Restaurant Group Inc.(a)	1,016	10,963
Express Inc.(a)	1,987	32,527
EZCORP Inc.(a)	11,442	212,249

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Family Dollar Stores Inc.	31,761	1,197,072
Finish Line Inc. (The) Class A	10,962	152,701
First Cash Financial Services Inc.(a)	5,765	125,677
Foot Locker Inc.	36,762	463,936
Fred’s Inc. Class A	9,124	100,911
GameStop Corp. Class A(a)	36,335	682,735
Gap Inc. (The)	107,609	2,094,071
Genesco Inc.(a)	5,511	144,994
Group 1 Automotive Inc.(a)(b)	5,519	129,862
Haverty Furniture Companies Inc.	4,521	55,563
hhgregg Inc.(a)	2,703	63,034
Hibbett Sports Inc.(a)	7,215	172,871
Home Depot Inc. (The)	395,382	11,098,373
Hot Topic Inc.	10,068	51,145
HSN Inc.(a)	9,349	224,376
J. Crew Group Inc.(a)	12,241	450,591
J.C. Penney Co. Inc.	53,920	1,158,202
Jack in the Box Inc.(a)	13,606	264,637
Jamba Inc.(a)	4,230	9,010
Jo-Ann Stores Inc.(a)	6,118	229,486
Jos. A. Bank Clothiers Inc.(a)	4,583	247,436
Kenneth Cole Productions Inc. Class A(a)	2,343	25,796
Kirkland’s Inc.(a)	2,603	43,926
Kohl’s Corp.(a)	72,013	3,420,617
Krispy Kreme Doughnuts Inc.(a)	14,855	50,061
Landry’s Restaurants Inc.(a)	2,121	51,880
Limited Brands Inc.	61,100	1,348,477
Lithia Motors Inc. Class A	6,058	37,438
Lowe’s Companies Inc.	337,580	6,893,384
Lumber Liquidators Holdings Inc.(a)	4,192	97,799
Macy’s Inc.	98,991	1,771,939
MarineMax Inc.(a)	1,367	9,487
McCormick & Schmick’s Seafood Restaurants Inc.(a)	3,093	23,074
McDonald’s Corp.	251,275	16,551,484
Men’s Wearhouse Inc. (The)	12,620	231,703
Movado Group Inc.(a)	4,106	43,852
MSC Industrial Direct Co. Inc. Class A	10,183	515,871
New York & Co. Inc.(a)	5,044	11,551
Nordstrom Inc.	38,218	1,230,237
Nu Skin Enterprises Inc. Class A	11,552	287,991
O’Charley’s Inc.(a)	3,291	17,442
O’Reilly Automotive Inc.(a)	32,589	1,549,933
Office Depot Inc.(a)	67,578	273,015
OfficeMax Inc.(a)	19,006	248,218
P.F. Chang’s China Bistro Inc.(b)	5,721	226,838
Pacific Sunwear of California Inc.(a)	16,062	51,398
Panera Bread Co. Class A(a)	6,899	519,426
Pantry Inc. (The)(a)	5,256	74,162
Papa John’s International Inc.(a)	4,996	115,508
PC Connection Inc.(a)	2,068	12,532
Penske Automotive Group Inc.(a)	9,669	109,840
Pep Boys - Manny, Moe & Jack (The)	11,916	105,576
PetSmart Inc.	26,694	805,358
Pier 1 Imports Inc.(a)	26,557	170,230
PriceSmart Inc.	3,388	78,703
RadioShack Corp.	29,752	580,462
Red Robin Gourmet Burgers Inc.(a)	3,769	64,676
Regis Corp.	13,702	213,340
Retail Ventures Inc.(a)	6,312	49,360
REX American Resources Corp.(a)	2,051	32,816
Rite Aid Corp.(a)(b)	136,392	133,664
Ross Stores Inc.	28,908	1,540,507
Ruby Tuesday Inc.(a)	15,483	131,605
rue21 Inc.(a)(b)	2,542	77,124

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Rush Enterprises Inc. Class A(a)	7,669	102,458
Ruth’s Hospitality Group Inc.(a)	5,401	22,576
Saks Inc.(a)(b)	29,406	223,192
Sally Beauty Holdings Inc.(a)	21,546	176,677
School Specialty Inc.(a)	5,008	90,495
Sears Holdings Corp.(a)(b)	10,720	693,048
Select Comfort Corp.(a)	9,728	85,120
Shoe Carnival Inc.(a)	2,096	42,989
Signet Jewelers Ltd.(a)	20,213	555,857
Sonic Automotive Inc.(a)	7,502	64,217
Sonic Corp.(a)	14,959	115,932
Sport Supply Group Inc.	2,736	36,827
Stage Stores Inc.	9,910	105,839
Staples Inc.	171,270	3,262,693
Starbucks Corp.	174,571	4,242,075
Stein Mart Inc.(a)	6,214	38,713
Susser Holdings Corp.(a)	1,832	21,599
Systemax Inc.	2,471	37,238
Talbots Inc. (The)(a)	13,739	141,649
Target Corp.	172,009	8,457,683
Texas Roadhouse Inc.(a)	12,126	153,030
Tiffany & Co.	29,831	1,130,893
Titan Machinery Inc.(a)	3,593	47,176
TJX Companies Inc. (The)	95,628	4,011,595
Tractor Supply Co.	8,648	527,269
Tuesday Morning Corp.(a)	6,911	27,575
Ulta Salon Cosmetics & Fragrance Inc.(a)	6,332	149,815
Under Armour Inc. Class A(a)(b)	7,837	259,640
Urban Outfitters Inc.(a)(b)	28,730	988,025
Vitamin Shoppe Inc.(a)	2,676	68,639
Wal-Mart Stores Inc.	476,473	22,904,057
Walgreen Co.	228,981	6,113,793
Wendy’s/Arby’s Group Inc. Class A	70,090	280,360
West Marine Inc.(a)	3,538	38,493
Wet Seal Inc. Class A(a)	20,922	76,365
Williams-Sonoma Inc.	22,850	567,137
Winmark Corp.	560	18,743
Yum! Brands Inc.	109,289	4,266,643
Zumiez Inc.(a)	4,396	70,820

		157,674,226
SAVINGS & LOANS—0.30%
Abington Bancorp Inc.	5,510	48,047
Astoria Financial Corp.	20,465	281,598
BankFinancial Corp.	5,310	44,126
Beneficial Mutual Bancorp Inc.(a)	8,296	81,965
Berkshire Hills Bancorp Inc.	3,107	60,524
BofI Holding Inc.(a)	1,642	23,185
Brookline Bancorp Inc.	14,399	127,863
Capitol Federal Financial	5,085	168,619
Clifton Savings Bancorp Inc.	2,721	23,537
Danvers Bancorp Inc.	5,268	76,123
Dime Community Bancshares Inc.	5,992	73,881
ESB Financial Corp.(b)	1,999	26,087
ESSA Bancorp Inc.	4,093	50,385
First Financial Holdings Inc.	4,434	50,769
First Niagara Financial Group Inc.	49,619	621,726
Flagstar Bancorp Inc.(a)	3,679	11,552
Flushing Financial Corp.	7,340	89,768
Fox Chase Bancorp Inc.(a)	1,619	15,494
Heritage Financial Group(b)	437	4,728
Home Bancorp Inc.(a)	1,849	23,871
Home Federal Bancorp Inc.	3,715	46,920

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Hudson City Bancorp Inc.	111,755	1,367,881
Investors Bancorp Inc.(a)	11,456	150,303
Kearny Financial Corp.	4,742	43,437
Meridian Interstate Bancorp Inc.(a)	2,520	27,468
NASB Financial Inc.	868	13,150
New York Community Bancorp Inc.	102,455	1,564,488
NewAlliance Bancshares Inc.	25,021	280,485
Northwest Bancshares Inc.	23,438	268,834
OceanFirst Financial Corp.	4,232	51,080
Oritani Financial Corp.	10,237	102,370
People’s United Financial Inc.	84,657	1,142,870
Provident Financial Services Inc.	15,101	176,531
Provident New York Bancorp	7,525	66,596
Rockville Financial Inc.	1,990	23,701
Roma Financial Corp.	2,383	25,879
Territorial Bancorp Inc.	2,963	56,149
TFS Financial Corp.	19,960	247,704
United Financial Bancorp Inc.	4,248	57,985
ViewPoint Financial Group	2,659	36,827
Washington Federal Inc.	27,016	437,119
Waterstone Financial Inc.(a)	2,082	7,100
Westfield Financial Inc.	7,107	59,201
WSFS Financial Corp.	1,498	53,823

		8,211,749
SEMICONDUCTORS—2.78%
Actel Corp.(a)	6,009	77,035
Advanced Analogic Technologies Inc.(a)	8,762	27,951
Advanced Micro Devices Inc.(a)	136,768	1,001,142
Alpha & Omega Semiconductor Ltd.(a)	1,184	16,351
Altera Corp.	70,784	1,756,151
Amkor Technology Inc.(a)	27,442	151,205
ANADIGICS Inc.(a)	16,262	70,902
Analog Devices Inc.	70,139	1,954,073
Applied Materials Inc.	314,927	3,785,423
Applied Micro Circuits Corp.(a)	16,125	168,990
Atmel Corp.(a)	108,709	521,803
ATMI Inc.(a)	7,919	115,934
Avago Technologies Ltd.(a)	23,440	493,646
Axcelis Technologies Inc.(a)	7,957	12,333
AXT Inc.(a)	2,264	10,211
Broadcom Corp. Class A	116,381	3,837,082
Brooks Automation Inc.(a)	16,539	127,846
Cabot Microelectronics Corp.(a)	5,436	188,031
Cavium Networks Inc.(a)	9,296	243,462
CEVA Inc.(a)	4,716	59,422
Cirrus Logic Inc.(a)	16,211	256,296
Cohu Inc.	5,227	63,403
Conexant Systems Inc.(a)	6,446	14,439
Cree Inc.(a)	24,831	1,490,605
Cypress Semiconductor Corp.(a)	39,447	396,048
Diodes Inc.(a)	8,148	129,309
DSP Group Inc.(a)	4,901	31,317
Emulex Corp.(a)	20,086	184,389
Entegris Inc.(a)	31,717	125,916
Entropic Communications Inc.(a)	11,391	72,219
Exar Corp.(a)	8,344	57,824
Fairchild Semiconductor International Inc.(a)	29,083	244,588
FormFactor Inc.(a)	12,360	133,488
FSI International Inc.(a)	2,188	9,168
GSI Technology Inc.(a)	6,197	35,447
Hittite Microwave Corp.(a)	5,750	257,255
Ikanos Communications Inc.(a)	7,011	11,288

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Integrated Device Technology Inc.(a)	39,615	196,094
Integrated Silicon Solution Inc.(a)	2,637	19,883
Intel Corp.	1,298,558	25,256,953
International Rectifier Corp.(a)	16,843	313,448
Intersil Corp. Class A	29,926	362,404
IPG Photonics Corp.(a)	5,332	81,206
IXYS Corp.(a)	5,978	52,846
KLA-Tencor Corp.	39,985	1,114,782
Kopin Corp.(a)	16,285	55,206
Kulicke and Soffa Industries Inc.(a)	17,529	123,054
Lam Research Corp.(a)	30,014	1,142,333
Lattice Semiconductor Corp.(a)	26,344	114,333
Linear Technology Corp.	52,976	1,473,263
LSI Corp.(a)	154,981	712,913
LTX-Credence Corp.(a)	25,012	70,784
Marvell Technology Group Ltd.(a)	125,153	1,972,411
Mattson Technology Inc.(a)	4,781	18,120
Maxim Integrated Products Inc.	71,097	1,189,453
MaxLinear Inc.(a)	1,742	24,353
MEMC Electronic Materials Inc.(a)	54,057	534,083
Micrel Inc.	9,814	99,907
Microchip Technology Inc.	43,320	1,201,697
Micron Technology Inc.(a)	200,629	1,703,340
Microsemi Corp.(a)	19,506	285,373
Microtune Inc.(a)	12,300	26,199
Mindspeed Technologies Inc.(a)	7,433	55,673
MIPS Technologies Inc. Class A(a)	9,904	50,609
MKS Instruments Inc.(a)	11,577	216,721
Monolithic Power Systems Inc.(a)	5,996	107,089
MoSys Inc.(a)	2,183	9,649
Nanometrics Inc.(a)	1,501	15,145
National Semiconductor Corp.	54,766	737,150
NetLogic Microsystems Inc.(a)(b)	13,618	370,410
Novellus Systems Inc.(a)	21,360	541,690
NVIDIA Corp.(a)	131,016	1,337,673
OmniVision Technologies Inc.(a)	12,552	269,115
ON Semiconductor Corp.(a)	102,482	653,835
Pericom Semiconductor Corp.(a)	6,002	57,619
Photronics Inc.(a)	13,829	62,507
PLX Technology Inc.(a)	11,236	47,079
PMC-Sierra Inc.(a)	53,443	401,891
Power Integrations Inc.	5,827	187,600
QLogic Corp.(a)	24,412	405,727
Rambus Inc.(a)	24,805	434,584
Richardson Electronics Ltd.	1,100	9,900
Rovi Corp.(a)	24,100	913,631
Rubicon Technology Inc.(a)(b)	2,816	83,889
Rudolph Technologies Inc.(a)	6,781	51,197
Semtech Corp.(a)	14,827	242,718
Silicon Image Inc.(a)	20,153	70,737
Silicon Laboratories Inc.(a)	10,553	428,030
Skyworks Solutions Inc.(a)	41,830	702,326
Standard Microsystems Corp.(a)	5,253	122,290
Supertex Inc.(a)	2,621	64,634
Teradyne Inc.(a)	42,234	411,781
Tessera Technologies Inc.(a)	12,132	194,719
Texas Instruments Inc.	285,958	6,657,102
TriQuint Semiconductor Inc.(a)	36,268	221,597
Ultra Clean Holdings Inc.(a)	1,850	15,762
Ultratech Inc.(a)	5,321	86,573
Varian Semiconductor Equipment Associates Inc.(a)	17,549	502,954
Veeco Instruments Inc.(a)(b)	9,783	335,361
Virage Logic Corp.(a)	5,201	61,840
Volterra Semiconductor Corp.(a)	6,180	142,511
Xilinx Inc.	64,916	1,639,778
Zoran Corp.(a)	11,929	113,803

		75,311,329

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

SOFTWARE—4.01%
ACI Worldwide Inc.(a)	8,574	166,936
Activision Blizzard Inc.	122,805	1,288,224
Actuate Corp.(a)	9,410	41,874
Acxiom Corp.(a)	16,825	247,159
Adobe Systems Inc.(a)	123,135	3,254,458
Advent Software Inc.(a)	3,623	170,136
Allscripts-Misys Healthcare Solutions Inc.(a)	15,176	244,334
American Reprographics Co.(a)	8,628	75,322
American Software Inc. Class A	5,336	24,652
ANSYS Inc.(a)	21,124	857,001
ArcSight Inc.(a)	4,625	103,554
Aspen Technology Inc.(a)	12,112	131,900
athenahealth Inc.(a)(b)	8,025	209,693
Autodesk Inc.(a)	54,238	1,321,238
Automatic Data Processing Inc.	117,833	4,743,957
Avid Technology Inc.(a)(b)	7,309	93,044
Blackbaud Inc.	10,285	223,904
Blackboard Inc.(a)(b)	7,969	297,483
BMC Software Inc.(a)	42,888	1,485,211
Bottomline Technologies Inc.(a)	6,972	90,845
Broadridge Financial Solutions Inc.	32,794	624,726
CA Inc.	91,272	1,679,405
CDC Corp. Class A(a)	10,150	21,112
Cerner Corp.(a)	16,305	1,237,386
Citrix Systems Inc.(a)	43,765	1,848,196
CommVault Systems Inc.(a)	9,808	220,680
Computer Programs and Systems Inc.	2,574	105,328
Compuware Corp.(a)	54,205	432,556
Concur Technologies Inc.(a)	9,706	414,252
Convio Inc.(a)	1,379	10,122
CSG Systems International Inc.(a)	8,165	149,664
Deltek Inc.(a)	5,022	41,883
DemandTec Inc.(a)	4,616	31,158
Digi International Inc.(a)	5,624	46,510
DivX Inc.(a)	9,371	71,782
Double-Take Software Inc.(a)	4,143	43,460
Dun & Bradstreet Corp. (The)	12,036	807,856
DynaVox Inc.(a)	681	10,903
Ebix Inc.(a)(b)	4,825	75,656
Eclipsys Corp.(a)	14,077	251,134
Electronic Arts Inc.(a)	78,217	1,126,325
Emdeon Inc. Class A(a)	6,652	83,350
Epicor Software Corp.(a)	10,166	81,226
EPIQ Systems Inc.(a)	7,544	97,544
Fair Isaac Corp.	9,412	205,087
FalconStor Software Inc.(a)	7,289	19,243
Fidelity National Information Services Inc.	78,129	2,095,420
Fiserv Inc.(a)	35,810	1,635,085
Global Defense Technology & Systems Inc.(a)	1,115	14,239
Global Payments Inc.	19,234	702,810
Guidance Software Inc.(a)	3,104	16,203
infoGROUP Inc.(a)	7,385	58,932
Informatica Corp.(a)	22,161	529,205
InnerWorkings Inc.(a)(b)	7,914	54,053
Interactive Intelligence Inc.(a)	2,928	48,107
Intuit Inc.(a)	65,985	2,294,298
JDA Software Group Inc.(a)	8,513	187,116
Lawson Software Inc.(a)	32,580	237,834

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

ManTech International Corp. Class A(a)	5,093	216,809
MedAssets Inc.(a)(b)	9,309	214,852
Medidata Solutions Inc.(a)	2,618	40,553
Microsoft Corp.	1,787,370	41,127,384
MicroStrategy Inc. Class A(a)	2,076	155,887
MoneyGram International Inc.(a)	17,284	42,346
Monotype Imaging Holdings Inc.(a)	5,032	45,338
MSCI Inc. Class A(a)	25,064	686,754
NetSuite Inc.(a)(b)	3,853	48,702
Novell Inc.(a)	81,267	461,597
Nuance Communications Inc.(a)	51,349	767,667
Omnicell Inc.(a)	7,752	90,621
OPNET Technologies Inc.	3,194	46,920
Oracle Corp.	889,190	19,082,017
Parametric Technology Corp.(a)	27,884	436,942
Paychex Inc.	75,658	1,964,838
PDF Solutions Inc.(a)	5,270	25,296
Pegasystems Inc.	3,331	106,958
Phase Forward Inc.(a)	8,965	149,536
Progress Software Corp.(a)	10,492	315,075
PROS Holdings Inc.(a)	4,408	28,652
QAD Inc.(a)	3,351	13,840
Quality Systems Inc.	4,573	265,188
Quest Software Inc.(a)	14,528	262,085
Red Hat Inc.(a)	44,326	1,282,794
Renaissance Learning Inc.(b)	1,919	28,190
Rosetta Stone Inc.(a)(b)	1,335	30,652
Salesforce.com Inc.(a)	26,415	2,266,935
Schawk Inc.	3,403	50,875
SeaChange International Inc.(a)	6,807	56,022
SEI Investments Co.	33,547	683,017
Smith Micro Software Inc.(a)	6,841	65,058
SolarWinds Inc.(a)	6,569	105,367
Solera Holdings Inc.	16,692	604,250
SS&C Technologies Holdings Inc.(a)	1,171	18,771
Sybase Inc.(a)	20,015	1,294,170
Synchronoss Technologies Inc.(a)	4,307	81,704
SYNNEX Corp.(a)	4,865	124,641
Take-Two Interactive Software Inc.(a)	17,452	157,068
Taleo Corp. Class A(a)	9,217	223,881
THQ Inc.(a)	15,710	67,867
Total System Services Inc.	38,878	528,741
Trident Microsystems Inc.(a)	13,118	18,628
Ultimate Software Group Inc.(a)	6,351	208,694
Unica Corp.(a)	1,168	11,189
VeriFone Systems Inc.(a)	18,508	350,356
VMware Inc. Class A(a)	16,730	1,047,131

		108,582,629
STORAGE & WAREHOUSING—0.00%
Mobile Mini Inc.(a)	8,181	133,187

		133,187
TELECOMMUNICATIONS—5.21%
Acme Packet Inc.(a)	10,806	290,465
ADC Telecommunications Inc.(a)	23,263	172,379
ADPT Corp.(a)	23,821	68,843
ADTRAN Inc.	13,822	376,926
Alaska Communications Systems Group Inc.	9,779	83,024
Amdocs Ltd.(a)	47,126	1,265,333
American Tower Corp. Class A(a)	94,574	4,208,543
Anaren Inc.(a)	3,862	57,698

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Anixter International Inc.(a)	5,928	252,533
Applied Signal Technology Inc.	2,930	57,574
ARRIS Group Inc.(a)	30,573	311,539
Aruba Networks Inc.(a)	15,559	221,560
AT&T Inc.	1,378,955	33,356,921
Atheros Communications Inc.(a)	16,251	447,553
Atlantic Tele-Network Inc.	2,080	85,904
Aviat Networks Inc.(a)	13,862	50,319
BigBand Networks Inc.(a)	6,863	20,726
Black Box Corp.	4,141	115,492
Calix Inc.(a)	1,734	17,791
Cbeyond Inc.(a)	6,374	79,675
CenturyLink Inc.	70,660	2,353,685
Ciena Corp.(a)(b)	22,601	286,581
Cincinnati Bell Inc.(a)	49,179	148,029
Cisco Systems Inc.(a)	1,333,285	28,412,303
Clearwire Corp. Class A(a)(b)	31,295	227,828
CommScope Inc.(a)	22,548	535,966
Comtech Telecommunications Corp.(a)	6,936	207,594
Consolidated Communications Holdings Inc.	5,391	91,701
Corning Inc.	364,674	5,889,485
CPI International Inc.(a)	1,667	25,989
Crown Castle International Corp.(a)	68,013	2,534,164
DigitalGlobe Inc.(a)	5,390	141,757
EchoStar Corp. Class A(a)	9,196	175,460
EMS Technologies Inc.(a)	3,522	52,900
Extreme Networks Inc.(a)	19,055	51,448
FiberTower Corp.(a)	3,761	17,752
Finisar Corp.(a)	15,781	235,137
Frontier Communications Corp.(b)	74,581	530,271
General Communication Inc. Class A(a)	9,270	70,359
GeoEye Inc.(a)	4,880	151,963
Global Crossing Ltd.(a)(b)	7,704	81,431
Globalstar Inc.(a)	16,277	25,067
Globecomm Systems Inc.(a)	4,721	38,948
Harmonic Inc.(a)	24,929	135,614
Harris Corp.	30,501	1,270,367
Hughes Communications Inc.(a)	2,401	58,416
Hypercom Corp.(a)	4,505	20,903
ICO Global Communications (Holdings) Ltd.(a)	5,967	9,607
IDT Corp. Class B(a)	1,013	12,916
Infinera Corp.(a)	19,712	126,748
InterDigital Inc.(a)(b)	10,726	264,825
Iridium Communications Inc.(a)	5,110	51,304
Ixia(a)	6,706	57,605
JDS Uniphase Corp.(a)	50,180	493,771
Juniper Networks Inc.(a)	123,579	2,820,073
Knology Inc.(a)	6,345	69,351
KVH Industries Inc.(a)	3,144	39,048
Leap Wireless International Inc.(a)	14,191	184,199
Level 3 Communications Inc.(a)	392,045	427,329
LogMeIn Inc.(a)	2,504	65,680
Loral Space & Communications Inc.(a)	2,631	112,396
MasTec Inc.(a)	11,866	111,540
Meru Networks Inc.(a)	1,257	14,908
MetroPCS Communications Inc.(a)	60,040	491,728
Motorola Inc.(a)	545,030	3,553,596
NETGEAR Inc.(a)	7,937	141,596
Network Equipment Technologies Inc.(a)(b)	6,085	21,237
NeuStar Inc. Class A(a)	17,559	362,067
Neutral Tandem Inc.(a)	7,799	87,739
Newport Corp.(a)	8,003	72,507
NII Holdings Inc.(a)	39,514	1,284,995
Novatel Wireless Inc.(a)	7,423	42,608

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

NTELOS Holdings Corp.	6,864	118,061
Occam Networks Inc.(a)	2,930	16,291
Oclaro Inc.(a)	9,314	103,292
Oplink Communications Inc.(a)	5,141	73,670
Opnext Inc.(a)	4,303	7,100
PAETEC Holding Corp.(a)	29,371	100,155
Plantronics Inc.	11,444	327,298
Polycom Inc.(a)	20,422	608,371
Powerwave Technologies Inc.(a)	29,896	46,040
Preformed Line Products Co.	623	17,413
Premiere Global Services Inc.(a)	14,740	93,452
QUALCOMM Inc.	382,977	12,576,965
Qwest Communications International Inc.	399,797	2,098,934
RCN Corp.(a)	8,035	118,998
RF Micro Devices Inc.(a)	62,623	244,856
SAVVIS Inc.(a)	9,393	138,547
SBA Communications Corp. Class A(a)	27,622	939,424
Shenandoah Telecommunications Co.	5,340	94,732
ShoreTel Inc.(a)	11,355	52,687
Sonus Networks Inc.(a)	48,402	131,169
Sprint Nextel Corp.(a)	688,615	2,919,728
Sycamore Networks Inc.	4,463	74,175
Symmetricom Inc.(a)	10,633	54,122
Syniverse Holdings Inc.(a)	16,397	335,319
Tekelec(a)	16,428	217,507
TeleNav Inc.(a)	1,877	15,748
Telephone and Data Systems Inc.	18,806	571,514
Tellabs Inc.	91,383	583,937
TESSCO Technologies Inc.	1,168	19,506
tw telecom inc.(a)	36,082	601,848
United States Cellular Corp.(a)	3,671	151,062
USA Mobility Inc.	5,293	68,386
UTStarcom Inc.(a)(b)	24,496	45,073
Verizon Communications Inc.	660,157	18,497,599
ViaSat Inc.(a)	8,296	270,118
Virgin Media Inc.	75,816	1,265,369
Vonage Holdings Corp.(a)	13,215	30,394
Windstream Corp.	113,848	1,202,235

		141,062,384
TEXTILES—0.06%
Cintas Corp.	31,424	753,233
Culp Inc.(a)	2,063	22,610
G&K Services Inc. Class A	4,052	83,674
Mohawk Industries Inc.(a)	13,419	614,053
UniFirst Corp.	3,326	146,411

		1,619,981
TOYS, GAMES & HOBBIES—0.12%
Hasbro Inc.	30,228	1,242,371
JAKKS Pacific Inc.(a)	6,405	92,104
LeapFrog Enterprises Inc.(a)	7,904	31,774
Mattel Inc.	85,527	1,809,751
RC2 Corp.(a)	5,237	84,368

		3,260,368
TRANSPORTATION—1.66%
Air Transport Services Group Inc.(a)	11,482	54,654
Alexander & Baldwin Inc.	10,009	298,068
American Commercial Lines Inc.(a)	2,206	49,657
Arkansas Best Corp.	5,963	123,732

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Atlas Air Worldwide Holdings Inc.(a)	5,474	260,015
Baltic Trading Ltd.(a)	1,388	15,782
Bristow Group Inc.(a)	8,479	249,283
C.H. Robinson Worldwide Inc.	39,048	2,173,412
CAI International Inc.(a)	1,748	20,801
Celadon Group Inc.(a)	5,374	75,988
Con-way Inc.	12,990	389,960
CSX Corp.	91,188	4,525,660
DHT Maritime Inc.	10,855	41,792
Dynamex Inc.(a)	2,469	30,122
Eagle Bulk Shipping Inc.(a)	15,043	63,482
Echo Global Logistics Inc.(a)(b)	1,376	16,801
Excel Maritime Carriers Ltd.(a)	3,960	20,275
Expeditors International of Washington Inc.	49,932	1,723,153
FedEx Corp.	73,327	5,140,956
Forward Air Corp.	6,942	189,170
Frontline Ltd.	12,148	346,704
Genco Shipping & Trading Ltd.(a)(b)	5,833	87,437
General Maritime Corp.	11,424	69,001
Genesee & Wyoming Inc. Class A(a)	8,898	331,984
Golar LNG Ltd.	7,988	78,842
GulfMark Offshore Inc. Class A(a)	5,486	143,733
Heartland Express Inc.	11,869	172,338
Horizon Lines Inc. Class A(b)	7,753	32,795
Hub Group Inc. Class A(a)	8,759	262,858
International Shipholding Corp.	1,492	33,018
J.B. Hunt Transport Services Inc.	21,046	687,573
Kansas City Southern Industries Inc.(a)	23,172	842,302
Kirby Corp.(a)	12,889	493,004
Knight Transportation Inc.	13,472	272,673
Knightsbridge Tankers Ltd.(b)	4,072	71,627
Landstar System Inc.	10,999	428,851
Marten Transport Ltd.(a)	3,509	72,917
Nordic American Tanker Shipping Ltd.(b)	11,358	319,046
Norfolk Southern Corp.	86,685	4,598,639
Old Dominion Freight Line Inc.(a)	6,850	240,709
Overseas Shipholding Group Inc.	6,400	237,056
P.A.M. Transportation Services Inc.(a)	1,071	16,097
Pacer International Inc.(a)	8,281	57,884
Patriot Transportation Holding Inc.(a)	305	24,678
PHI Inc.(a)	3,237	45,609
Quality Distribution Inc.(a)	2,081	10,759
RailAmerica Inc.(a)	5,329	52,864
Roadrunner Transportation Systems Inc.(a)	706	10,032
Ryder System Inc.	12,830	516,151
Saia Inc.(a)	3,315	49,725
Scorpio Tankers Inc.(a)	862	9,870
Ship Finance International Ltd.	10,558	188,777
Teekay Corp.	10,294	269,394
Teekay Tankers Ltd. Class A	4,134	46,011
Ultrapetrol (Bahamas) Ltd.(a)	5,678	24,699
Union Pacific Corp.	118,353	8,226,717
United Parcel Service Inc. Class B	166,768	9,487,432
Universal Truckload Services Inc.(a)	1,197	16,674
USA Truck Inc.(a)(b)	1,661	26,775
UTi Worldwide Inc.	24,494	303,236
Werner Enterprises Inc.	10,651	233,150

		44,902,404
TRUCKING & LEASING—0.02%
Aircastle Ltd.	10,311	80,941
AMERCO(a)	2,045	112,577
GATX Corp.	11,206	298,976

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

Greenbrier Companies Inc. (The)(a)	2,167	24,270
TAL International Group Inc.	3,725	83,701
Textainer Group Holdings Ltd.	2,647	63,899

		664,364
WATER—0.08%
American States Water Co.	4,491	148,832
American Water Works Co. Inc.	39,406	811,764
Aqua America Inc.	32,676	577,712
Artesian Resources Corp. Class A(b)	1,336	24,662
California Water Service Group	4,673	166,826
Connecticut Water Service Inc.	1,957	41,136
Consolidated Water Co. Ltd.	3,335	37,952
Middlesex Water Co.	3,212	50,910
PICO Holdings Inc.(a)	5,401	161,868
SJW Corp.	3,486	81,712
Southwest Water Co.	5,479	57,420
York Water Co.(b)	2,475	35,145

		2,195,939

TOTAL COMMON STOCKS
(Cost: $3,508,731,573)		2,700,106,289
WARRANTS—0.00%

ENERGY - ALTERNATE SOURCES—0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(d)	87	0

		0
TELECOMMUNICATIONS—0.00%
Lantronix Inc. (Expires 2/9/11)(a)(d)	34	0

		0

TOTAL WARRANTS
(Cost: $0)		0

SHORT-TERM INVESTMENTS—2.13%

MONEY MARKET FUNDS—2.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(e)(f)	43,573,587	43,573,587
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(e)(f)	10,473,935	10,473,935
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(e)	3,737,691	3,737,691

		57,785,213

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Index Fund

June 30, 2010

TOTAL SHORT-TERM INVESTMENTS
(Cost: $57,785,213)	57,785,213

TOTAL INVESTMENTS IN SECURITIES—101.88%
(Cost: $3,566,516,786)	2,757,891,502
Other Assets, Less Liabilities—(1.88)%	(50,895,562)

NET ASSETS—100.00%	$2,706,995,940

NVS—Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.83%

ADVERTISING—0.24%
APAC Customer Services Inc.(a)	1,158	$6,601
Harte-Hanks Inc.	1,722	17,995
Interpublic Group of Companies Inc. (The)(a)	22,242	158,585
inVentiv Health Inc.(a)	1,526	39,066
Lamar Advertising Co. Class A(a)	531	13,020
Omnicom Group Inc.	11,315	388,104

		623,371
AEROSPACE & DEFENSE—2.18%
AeroVironment Inc.(a)	630	13,690
Alliant Techsystems Inc.(a)	1,340	83,160
Boeing Co. (The)	28,019	1,758,192
GenCorp Inc.(a)(b)	171	749
Goodrich Corp.	1,550	102,687
HEICO Corp.	1,325	47,594
Kaman Corp.	691	15,285
Lockheed Martin Corp.	11,078	825,311
Orbital Sciences Corp.(a)	850	13,405
Rockwell Collins Inc.	3,798	201,788
Spirit AeroSystems Holdings Inc. Class A(a)	797	15,191
Teledyne Technologies Inc.(a)	301	11,613
TransDigm Group Inc.	2,235	114,052
United Technologies Corp.	38,721	2,513,380

		5,716,097
AGRICULTURE—2.12%
Alico Inc.	144	3,309
Altria Group Inc.	55,414	1,110,497
Cadiz Inc.(a)(b)	814	9,825
Limoneira Co.	350	7,616
Monsanto Co.	24,896	1,150,693
Philip Morris International Inc.	70,891	3,249,643
Tejon Ranch Co.(a)	258	5,955
Vector Group Ltd.(b)	1,382	23,245

		5,560,783
AIRLINES—0.32%
Alaska Air Group Inc.(a)	79	3,551
Allegiant Travel Co.	712	30,395
AMR Corp.(a)	5,078	34,429
Continental Airlines Inc. Class B(a)	6,454	141,988
Copa Holdings SA Class A	920	40,683
Delta Air Lines Inc.(a)	36,141	424,657
Hawaiian Holdings Inc.(a)	818	4,229
Southwest Airlines Co.	4,630	51,439
UAL Corp.(a)(b)	5,809	119,433

		850,804
APPAREL—1.05%
American Apparel Inc.(a)(b)	1,470	2,690
Carter’s Inc.(a)	2,690	70,613
Cherokee Inc.	139	2,377
Coach Inc.	13,942	509,580

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

Crocs Inc.(a)	3,866	40,902
Deckers Outdoor Corp.(a)	597	85,293
Delta Apparel Inc.(a)	27	394
G-III Apparel Group Ltd.(a)	681	15,588
Guess? Inc.	2,928	91,471
Gymboree Corp.(a)(b)	1,338	57,146
Hanesbrands Inc.(a)	4,470	107,548
Joe’s Jeans Inc.(a)	1,935	3,831
K-Swiss Inc. Class A(a)	657	7,378
Lacrosse Footwear Inc.	214	3,604
Liz Claiborne Inc.(a)	4,198	17,716
Maidenform Brands Inc.(a)	886	18,039
Nike Inc. Class B	16,425	1,109,509
Oxford Industries Inc.	608	12,726
Perry Ellis International Inc.(a)	30	606
Phillips-Van Heusen Corp.	2,565	118,683
Polo Ralph Lauren Corp.	2,543	185,537
R.G. Barry Corp.	429	4,732
SKECHERS U.S.A. Inc. Class A(a)	1,565	57,154
Steven Madden Ltd.(a)	1,089	34,325
Timberland Co. Class A(a)	1,299	20,979
True Religion Apparel Inc.(a)(b)	1,189	26,241
Volcom Inc.(a)	775	14,392
Warnaco Group Inc. (The)(a)	1,860	67,220
Weyco Group Inc.	131	2,984
Wolverine World Wide Inc.	2,264	57,098

		2,746,356
AUTO MANUFACTURERS—0.95%
Ford Motor Co.(a)	151,978	1,531,938
Navistar International Corp.(a)	3,233	159,064
Oshkosh Corp.(a)	4,077	127,039
PACCAR Inc.	16,622	662,719

		2,480,760
AUTO PARTS & EQUIPMENT—0.62%
American Axle & Manufacturing Holdings Inc.(a)	2,735	20,048
Amerigon Inc. Class A(a)	865	6,384
ArvinMeritor Inc.(a)	4,255	55,741
ATC Technology Corp.(a)	362	5,835
Autoliv Inc.(a)	1,314	62,875
BorgWarner Inc.(a)	5,024	187,596
Cooper Tire & Rubber Co.	2,730	53,235
Dana Holding Corp.(a)	5,856	58,560
Dorman Products Inc.(a)	493	10,023
Exide Technologies Inc.(a)	841	4,373
Federal-Mogul Corp. Class A(a)	391	5,091
Fuel Systems Solutions Inc.(a)(b)	630	16,349
Goodyear Tire & Rubber Co. (The)(a)	10,763	106,984
Johnson Controls Inc.	28,899	776,516
Lear Corp.(a)	630	41,706
Standard Motor Products Inc.	524	4,229
Superior Industries International Inc.	260	3,494
Tenneco Inc.(a)	2,702	56,904
Titan International Inc.	251	2,502
TRW Automotive Holdings Corp.(a)	2,406	66,333
WABCO Holdings Inc.(a)	2,919	91,890

		1,636,668

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

BANKS—0.15%
Arrow Financial Corp.	51	1,178
Bank of Hawaii Corp.	693	33,507
Bank of the Ozarks Inc.	54	1,915
Bridge Bancorp Inc.(b)	215	5,220
First Financial Bankshares Inc.	405	19,476
Northern Trust Corp.	4,427	206,741
S.Y. Bancorp Inc.	210	4,826
Signature Bank(a)	1,851	70,356
Suffolk Bancorp	155	4,796
TrustCo Bank Corp. NY	183	1,025
Westamerica Bancorporation(b)	617	32,405

		381,445
BEVERAGES—2.68%
Boston Beer Co. Inc. Class A(a)	386	26,036
Brown-Forman Corp. Class B NVS	3,645	208,603
Coca-Cola Bottling Co. Consolidated	210	10,063
Coca-Cola Co. (The)	71,456	3,581,375
Coca-Cola Enterprises Inc.	8,959	231,680
Dr Pepper Snapple Group Inc.	3,414	127,650
Farmer Bros. Co.	182	2,746
Green Mountain Coffee Roasters Inc.(a)(b)	5,020	129,014
Hansen Natural Corp.(a)	2,585	101,099
National Beverage Corp.	392	4,814
Peet’s Coffee & Tea Inc.(a)	490	19,242
PepsiCo Inc.	42,128	2,567,702

		7,010,024
BIOTECHNOLOGY—1.52%
Abraxis BioScience Inc.(a)	147	10,907
Acorda Therapeutics Inc.(a)	1,750	54,443
Affymax Inc.(a)	803	4,802
Affymetrix Inc.(a)	333	1,965
Alexion Pharmaceuticals Inc.(a)	4,106	210,186
AMAG Pharmaceuticals Inc.(a)	983	33,766
Arena Pharmaceuticals Inc.(a)(b)	4,509	13,843
ARIAD Pharmaceuticals Inc.(a)	3,938	11,105
ArQule Inc.(a)	1,970	8,471
AspenBio Pharma Inc.(a)	1,627	1,594
AVEO Pharmaceuticals Inc.(a)	423	2,991
BioCryst Pharmaceuticals Inc.(a)	948	5,603
BioMimetic Therapeutics Inc.(a)	692	7,695
BioSante Pharmaceuticals Inc.(a)	2,638	4,643
Biotime Inc.(a)	896	5,519
Celera Corp.(a)	770	5,044
Celgene Corp.(a)	21,033	1,068,897
Celldex Therapeutics Inc.(a)(b)	1,470	6,703
Charles River Laboratories International Inc.(a)	614	21,005
CryoLife Inc.(a)	125	674
Curis Inc.(a)(b)	2,864	3,981
Cytokinetics Inc.(a)	1,717	4,069
Cytori Therapeutics Inc.(a)	1,198	4,169
CytRx Corp.(a)	4,974	3,830
Enzo Biochem Inc.(a)	1,249	5,083
Enzon Pharmaceuticals Inc.(a)	1,522	16,209
Exact Sciences Corp.(a)	1,511	6,648
Exelixis Inc.(a)	1,701	5,902
Genomic Health Inc.(a)	694	8,973
Genzyme Corp.(a)	9,283	471,298
Geron Corp.(a)	4,378	21,978
Halozyme Therapeutics Inc.(a)	3,099	21,817
Human Genome Sciences Inc.(a)	8,585	194,536
Illumina Inc.(a)	5,583	243,028

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

ImmunoGen Inc.(a)	2,989	27,708
Immunomedics Inc.(a)(b)	3,010	9,301
Incyte Corp.(a)	4,130	45,719
Inhibitex Inc.(a)	2,065	5,266
Inovio Pharmaceuticals Inc.(a)	2,189	2,233
Integra LifeSciences Holdings Corp.(a)	910	33,670
InterMune Inc.(a)	2,097	19,607
Lexicon Pharmaceuticals Inc.(a)	2,812	3,599
Life Technologies Corp.(a)	5,921	279,767
Maxygen Inc.(a)	87	481
Micromet Inc.(a)	3,447	21,509
Millipore Corp.(a)	2,590	276,224
Momenta Pharmaceuticals Inc.(a)	1,752	21,480
Myriad Genetics Inc.(a)	4,427	66,184
Nanosphere Inc.(a)	662	2,886
Nektar Therapeutics(a)	4,270	51,667
Neuralstem Inc.(a)	1,774	4,435
Novavax Inc.(a)(b)	3,111	6,751
Nymox Pharmaceutical Corp.(a)	743	2,318
Omeros Corp.(a)	300	2,226
Optimer Pharmaceuticals Inc.(a)	1,740	16,130
Orexigen Therapeutics Inc.(a)	1,330	5,586
PDL BioPharma Inc.	5,394	30,314
Peregrine Pharmaceuticals Inc.(a)	2,162	4,648
Regeneron Pharmaceuticals Inc.(a)	2,943	65,688
RTI Biologics Inc.(a)	910	2,666
Sangamo BioSciences Inc.(a)	2,161	8,017
Savient Pharmaceuticals Inc.(a)	2,795	35,217
Seattle Genetics Inc.(a)	3,888	46,617
Sequenom Inc.(a)	2,695	15,927
StemCells Inc.(a)	4,690	4,409
SuperGen Inc.(a)(b)	1,889	3,816
Talecris Biotherapeutics Holdings Corp.(a)	2,335	49,269
Transcept Pharmaceuticals Inc.(a)	183	1,524
Vertex Pharmaceuticals Inc.(a)	9,095	299,226
Vical Inc.(a)	2,466	7,645
ZIOPHARM Oncology Inc.(a)	2,089	6,643

		3,977,750
BUILDING MATERIALS—0.22%
AAON Inc.	557	12,984
American DG Energy Inc.(a)	646	2,009
Armstrong World Industries Inc.(a)	119	3,591
Broadwind Energy Inc.(a)	1,455	4,074
Builders FirstSource Inc.(a)	1,407	3,377
Drew Industries Inc.(a)	43	868
Eagle Materials Inc.	2,030	52,638
Interline Brands Inc.(a)	134	2,317
Lennox International Inc.	2,170	90,207
Martin Marietta Materials Inc.(b)	2,065	175,133
Masco Corp.	5,022	54,037
NCI Building Systems Inc.(a)	769	6,436
Owens Corning(a)	2,878	86,081
PGT Inc.(a)	271	696
Quanex Building Products Corp.	431	7,452
Simpson Manufacturing Co. Inc.	1,664	40,851
Trex Co. Inc.(a)(b)	630	12,657
USG Corp.(a)	1,222	14,762

		570,170

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

CHEMICALS—1.99%
A. Schulman Inc.	74	1,403
Air Products and Chemicals Inc.	9,673	626,907
Airgas Inc.	3,797	236,174
Albemarle Corp.	4,154	164,955
Arch Chemicals Inc.	608	18,690
Ashland Inc.	315	14,622
Balchem Corp.	1,200	30,000
Celanese Corp. Series A	7,143	177,932
CF Industries Holdings Inc.	2,356	149,488
Codexis Inc.(a)	278	2,435
E.I. du Pont de Nemours and Co.	14,235	492,389
Eastman Chemical Co.	674	35,965
Ecolab Inc.	10,668	479,100
Ferro Corp.(a)	1,655	12,197
FMC Corp.	2,289	131,457
H.B. Fuller Co.	154	2,925
Hawkins Inc.(b)	361	8,693
Innophos Holdings Inc.	229	5,972
International Flavors & Fragrances Inc.	3,614	153,306
KMG Chemicals Inc.	238	3,418
Kraton Performance Polymers Inc.(a)	437	8,211
Landec Corp.(a)	364	2,144
Lubrizol Corp.	3,104	249,282
Minerals Technologies Inc.	68	3,233
Mosaic Co. (The)	7,239	282,176
NewMarket Corp.	485	42,350
NL Industries Inc.	183	1,116
Olin Corp.	2,066	37,374
OMNOVA Solutions Inc.(a)	1,993	15,565
PolyOne Corp.(a)	2,900	24,418
PPG Industries Inc.	1,235	74,606
Praxair Inc.	13,963	1,061,048
Quaker Chemical Corp.	353	9,563
Rockwood Holdings Inc.(a)	1,745	39,594
RPM International Inc.	2,610	46,563
Sherwin-Williams Co. (The)	2,611	180,655
Sigma-Aldrich Corp.	5,133	255,778
Solutia Inc.(a)	5,496	71,998
Spartech Corp.(a)	606	6,212
Stepan Co.	319	21,829
Symyx Technologies Inc.(a)	84	421
Valspar Corp. (The)	441	13,283
W.R. Grace & Co.(a)	584	12,287
Zep Inc.	887	15,469

		5,223,203
COAL—0.17%
Alpha Natural Resources Inc.(a)	770	26,080
Arch Coal Inc.	5,214	103,289
Cloud Peak Energy Inc.(a)	236	3,130
CONSOL Energy Inc.	4,759	160,664
Hallador Energy Co.(a)	156	1,396
James River Coal Co.(a)	997	15,872
L&L Energy Inc.(a)	700	6,020
Walter Energy Inc.	1,942	118,171

		434,622
COMMERCIAL SERVICES—3.09%
Aaron’s Inc.	1,662	28,370
ABM Industries Inc.	490	10,265
Accretive Health Inc.(a)	492	6,509
Administaff Inc.	945	22,831
Advance America Cash Advance Centers Inc.	301	1,243

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

Advisory Board Co. (The)(a)	722	31,017
Alliance Data Systems Corp.(a)(b)	2,464	146,657
American Public Education Inc.(a)	841	36,752
AMN Healthcare Services Inc.(a)	193	1,444
Apollo Group Inc. Class A(a)	5,857	248,747
Arbitron Inc.	1,201	30,782
Avis Budget Group Inc.(a)	4,634	45,506
Barrett Business Services Inc.	243	3,013
Bowne & Co. Inc.	1,323	14,844
Bridgepoint Education Inc.(a)	907	14,340
Capella Education Co.(a)	759	61,745
Cardtronics Inc.(a)	1,186	15,371
Career Education Corp.(a)	2,990	68,830
Cass Information Systems Inc.	390	13,357
CBIZ Inc.(a)	1,178	7,492
CDI Corp.	114	1,770
Cenveo Inc.(a)	2,712	14,862
Chemed Corp.	1,050	57,372
Coinstar Inc.(a)	1,470	63,166
Compass Diversified Holdings	155	2,079
Consolidated Graphics Inc.(a)	414	17,901
Corinthian Colleges Inc.(a)	3,818	37,607
Corporate Executive Board Co. (The)	1,671	43,897
Corrections Corp. of America(a)	883	16,848
CorVel Corp.(a)	370	12,502
CoStar Group Inc.(a)(b)	901	34,959
CPI Corp.	210	4,708
CRA International Inc.(a)	155	2,919
Deluxe Corp.	2,170	40,687
DeVry Inc.	2,911	152,798
Diamond Management & Technology Consultants Inc.	1,012	10,434
Dollar Financial Corp.(a)	1,050	20,779
Dollar Thrifty Automotive Group Inc.(a)	1,295	55,180
DynCorp International Inc.(a)	134	2,348
Education Management Corp.(a)	1,056	16,104
Emergency Medical Services Corp. Class A(a)	1,353	66,338
ExlService Holdings Inc.(a)	724	12,431
Exponent Inc.(a)	630	20,614
Forrester Research Inc.(a)	667	20,183
Franklin Covey Co.(a)	587	3,815
FTI Consulting Inc.(a)	1,758	76,631
Gartner Inc.(a)	3,355	78,004
Genpact Ltd.(a)	2,881	44,742
GEO Group Inc. (The)(a)	1,601	33,221
Global Cash Access Inc.(a)	1,690	12,185
Grand Canyon Education Inc.(a)	1,391	32,591
Great Lakes Dredge & Dock Corp.	920	5,520
H&R Block Inc.	6,289	98,674
Hackett Group Inc. (The)(a)	1,343	3,774
Healthcare Services Group Inc.	1,878	35,588
Heartland Payment Systems Inc.	1,741	25,836
Heidrick & Struggles International Inc.	67	1,529
Hertz Global Holdings Inc.(a)	7,483	70,789
Hewitt Associates Inc. Class A(a)	4,228	145,697
Hill International Inc.(a)	1,024	4,157
Hillenbrand Inc.	2,815	60,213
HMS Holdings Corp.(a)	1,190	64,522
Hudson Highland Group Inc.(a)	1,371	6,032
Huron Consulting Group Inc.(a)	381	7,395
ICF International Inc.(a)	324	7,753
Interactive Data Corp.	1,551	51,772
Iron Mountain Inc.	8,345	187,429
ITT Educational Services Inc.(a)	1,589	131,919
K12 Inc.(a)	1,081	23,977

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

KAR Auction Services Inc.(a)	295	3,649
Kelly Services Inc. Class A(a)	125	1,859
Kendle International Inc.(a)	148	1,705
Kenexa Corp.(a)	1,071	12,852
Kforce Inc.(a)	1,359	17,327
Korn/Ferry International(a)	143	1,988
Landauer Inc.	419	25,509
Learning Tree International Inc.(a)	380	4,123
LECG Corp.(a)	153	398
Lender Processing Services Inc.	4,124	129,122
Lincoln Educational Services Corp.(a)	726	14,948
MasterCard Inc. Class A	4,434	884,716
MAXIMUS Inc.	758	43,865
McGrath RentCorp	425	9,681
McKesson Corp.	5,364	360,246
Medifast Inc.(a)	596	15,442
MedQuist Inc.	515	4,074
Michael Baker Corp.(a)	82	2,862
Midas Inc.(a)	589	4,518
Monro Muffler Brake Inc.	905	35,775
Monster Worldwide Inc.(a)	2,959	34,472
Moody’s Corp.	9,331	185,874
Morningstar Inc.(a)	910	38,693
Multi-Color Corp.	350	3,584
National American University Holdings Inc.	355	3,092
National Research Corp.	70	1,688
Navigant Consulting Inc.(a)	660	6,851
On Assignment Inc.(a)	194	976
PAREXEL International Corp.(a)	2,765	59,945
PDI Inc.(a)	327	2,708
Pharmaceutical Product Development Inc.	4,861	123,518
Pre-Paid Legal Services Inc.(a)(b)	350	15,921
Princeton Review Inc. (The)(a)	584	1,355
Prospect Medical Holdings Inc.(a)	205	1,240
Providence Service Corp. (The)(a)	361	5,054
R.R. Donnelley & Sons Co.	577	9,445
Resources Connection Inc.(a)	2,170	29,512
Robert Half International Inc.	6,893	162,330
Rollins Inc.	2,063	42,683
Rural/Metro Corp.(a)	808	6,577
Saba Software Inc.(a)	1,095	5,639
SAIC Inc.(a)	14,071	235,549
Senomyx Inc.(a)	1,634	6,193
SFN Group Inc.(a)	317	1,731
Sotheby’s	2,916	66,689
Standard Parking Corp.(a)	676	10,701
Steiner Leisure Ltd.(a)	663	25,486
Strayer Education Inc.	639	132,842
SuccessFactors Inc.(a)	2,845	59,148
Team Health Holdings Inc.(a)	586	7,571
Team Inc.(a)	168	2,192
TeleTech Holdings Inc.(a)	1,446	18,639
TNS Inc.(a)	1,180	20,579
Towers Watson & Co. Class A	329	12,782
Transcend Services Inc.(a)	281	3,794
TrueBlue Inc.(a)	1,229	13,753
Universal Technical Institute Inc.(a)	910	21,512
Valassis Communications Inc.(a)	2,257	71,592
Verisk Analytics Inc. Class A(a)	4,692	140,291
Viad Corp.	91	1,606
VirnetX Holding Corp.	1,402	8,300
Visa Inc. Class A	21,277	1,505,348
VistaPrint NV(a)	1,984	94,220
Volt Information Sciences Inc.(a)	579	4,864

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

Weight Watchers International Inc.	1,495	38,407
Western Union Co.	30,727	458,140
Wright Express Corp.(a)	1,764	52,391

		8,081,502
COMPUTERS—11.30%
3D Systems Corp.(a)(b)	778	9,764
3PAR Inc.(a)	1,725	16,060
Accenture PLC Class A	27,852	1,076,480
Agilysys Inc.	43	288
Apple Inc.(a)	41,398	10,412,839
CACI International Inc. Class A(a)	166	7,052
Cadence Design Systems Inc.(a)	12,250	70,927
Cognizant Technology Solutions Corp. Class A(a)	13,513	676,461
Compellent Technologies Inc.(a)	864	10,472
Computer Task Group Inc.(a)	633	4,089
Cray Inc.(a)	1,221	6,813
Dell Inc.(a)	77,671	936,712
Diebold Inc.	695	18,939
Digimarc Corp.(a)	281	5,269
DST Systems Inc.	1,583	57,210
Echelon Corp.(a)	1,210	8,869
EMC Corp.(a)	93,677	1,714,289
FactSet Research Systems Inc.	2,119	141,952
Fortinet Inc.(a)	1,775	29,181
Furmanite Corp.(a)	1,184	4,700
Hewlett-Packard Co.	106,672	4,616,764
iGATE Corp.	1,330	17,051
IHS Inc. Class A(a)	2,214	129,342
Immersion Corp.(a)	1,470	7,438
Insight Enterprises Inc.(a)	367	4,830
Integral Systems Inc.(a)	210	1,334
International Business Machines Corp.	58,339	7,203,700
Isilon Systems Inc.(a)	1,055	13,546
Jack Henry & Associates Inc.	3,882	92,702
Limelight Networks Inc.(a)	1,477	6,484
LivePerson Inc.(a)	1,890	12,965
Magma Design Automation Inc.(a)	2,199	6,245
Manhattan Associates Inc.(a)	1,056	29,093
Maxwell Technologies Inc.(a)	1,050	11,970
Mentor Graphics Corp.(a)	2,047	18,116
Mercury Computer Systems Inc.(a)	124	1,455
MICROS Systems Inc.(a)	3,712	118,301
MTS Systems Corp.	729	21,141
NCI Inc. Class A(a)	282	6,368
NCR Corp.(a)	7,350	89,082
NetApp Inc.(a)	15,610	582,409
Netezza Corp.(a)	2,170	29,686
NetScout Systems Inc.(a)	1,428	20,306
Palm Inc.(a)	6,811	38,755
Quantum Corp.(a)	7,194	13,525
Radiant Systems Inc.(a)	1,438	20,793
RadiSys Corp.(a)	1,050	9,996
Riverbed Technology Inc.(a)	2,857	78,910
SanDisk Corp.(a)	10,472	440,557
Seagate Technology(a)	16,142	210,492
Sigma Designs Inc.(a)	212	2,122
Silicon Graphics International Corp.(a)	116	821
SMART Modular Technologies (WWH) Inc.(a)	1,344	7,862
Spansion Inc.(a)	562	9,166
SRA International Inc. Class A(a)	223	4,386
STEC Inc.(a)	1,818	22,834
Stratasys Inc.(a)	1,040	25,542

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

Stream Global Services Inc.(a)	152	851
Super Micro Computer Inc.(a)	808	10,908
Sykes Enterprises Inc.(a)	304	4,326
Synaptics Inc.(a)(b)	1,610	44,275
Synopsys Inc.(a)	486	10,143
Syntel Inc.	635	21,558
Teradata Corp.(a)	7,593	231,435
Tier Technologies Inc. Class B(a)	490	2,979
Tyler Technologies Inc.(a)	1,470	22,814
Unisys Corp.(a)	762	14,089
Virtusa Corp.(a)	630	5,878
Wave Systems Corp. Class A(a)	3,504	11,353
Western Digital Corp.(a)	2,436	73,470
Xyratex Ltd.(a)	1,340	18,961

		29,607,495
COSMETICS & PERSONAL CARE—1.06%
Alberto-Culver Co.	920	24,923
Avon Products Inc.	19,578	518,817
Colgate-Palmolive Co.	18,603	1,465,172
Estee Lauder Companies Inc. (The) Class A	5,050	281,437
Inter Parfums Inc.	617	8,780
Procter & Gamble Co. (The)	7,899	473,782
Revlon Inc. Class A(a)	490	5,468

		2,778,379
DISTRIBUTION & WHOLESALE—0.41%
Beacon Roofing Supply Inc.(a)	2,049	36,923
BlueLinx Holdings Inc.(a)	499	1,312
BMP Sunstone Corp.(a)	41	211
Brightpoint Inc.(a)	3,146	22,022
Chindex International Inc.(a)	490	6,140
Core-Mark Holding Co. Inc.(a)	148	4,055
Fastenal Co.(b)	6,061	304,202
Houston Wire & Cable Co.	768	8,333
Ingram Micro Inc. Class A(a)	406	6,167
LKQ Corp.(a)	6,510	125,513
MWI Veterinary Supply Inc.(a)	533	26,789
Owens & Minor Inc.	2,325	65,984
Pool Corp.	2,236	49,013
Rentrak Corp.(a)	434	10,559
United Stationers Inc.(a)	686	37,366
W.W. Grainger Inc.	2,821	280,548
Watsco Inc.	1,260	72,979
WESCO International Inc.(a)	664	22,357

		1,080,473
DIVERSIFIED FINANCIAL SERVICES—2.29%
Affiliated Managers Group Inc.(a)	2,017	122,573
American Express Co.	47,792	1,897,342
Ameriprise Financial Inc.	2,346	84,761
Artio Global Investors Inc. Class A	1,115	17,550
BGC Partners Inc. Class A	2,506	12,806
BlackRock Inc.(c)	518	74,281
Charles Schwab Corp. (The)	45,130	639,943
Cohen & Steers Inc.(b)	459	9,520
CompuCredit Holdings Corp.	350	1,386
Credit Acceptance Corp.(a)(b)	315	15,363
Diamond Hill Investment Group Inc.	70	3,968
Duff & Phelps Corp. Class A	1,200	15,156
Eaton Vance Corp.	5,403	149,177

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

Encore Capital Group Inc.(a)	416	8,574
Epoch Holding Corp.	770	9,448
Evercore Partners Inc. Class A	655	15,294
Federated Investors Inc. Class B	2,827	58,547
Financial Engines Inc.(a)	554	7,534
Franklin Resources Inc.	6,772	583,679
GAMCO Investors Inc. Class A	210	7,812
GFI Group Inc.	2,002	11,171
Gleacher & Co. Inc.(a)	416	1,061
GLG Partners Inc.(a)(b)	5,717	25,040
Greenhill & Co. Inc.	1,334	81,547
Interactive Brokers Group Inc. Class A(a)	451	7,487
IntercontinentalExchange Inc.(a)	3,382	382,267
Invesco Ltd.	5,998	100,946
Janus Capital Group Inc.	906	8,045
JMP Group Inc.	70	433
KBW Inc.(a)	1,074	23,027
Ladenburg Thalmann Financial Services Inc.(a)	3,850	4,813
Lazard Ltd. Class A	4,175	111,514
MarketAxess Holdings Inc.	1,470	20,271
Morgan Stanley	20,241	469,794
NASDAQ OMX Group Inc. (The)(a)	679	12,073
Nelnet Inc. Class A	71	1,369
NewStar Financial Inc.(a)	278	1,768
NYSE Euronext Inc.	2,618	72,335
optionsXpress Holdings Inc.(a)	2,084	32,802
Portfolio Recovery Associates Inc.(a)(b)	792	52,890
Pzena Investment Management Inc. Class A(b)	350	2,230
Rodman & Renshaw Capital Group Inc.(a)	652	1,865
Stifel Financial Corp.(a)	1,195	51,851
T. Rowe Price Group Inc.	11,861	526,510
TD AMERITRADE Holding Corp.(a)	10,410	159,273
Teton Advisors Inc. Class B(d)	3	27
Thomas Weisel Partners Group Inc.(a)	85	501
TradeStation Group Inc.(a)	391	2,639
Virtus Investment Partners Inc.(a)	212	3,969
Waddell & Reed Financial Inc. Class A	3,674	80,387
Westwood Holdings Group Inc.	210	7,382
World Acceptance Corp.(a)	359	13,753

		6,005,754
ELECTRIC—0.09%
Calpine Corp.(a)	7,505	95,464
EnerNOC Inc.(a)(b)	882	27,730
ITC Holdings Corp.	2,034	107,619
Ormat Technologies Inc.	504	14,258
Otter Tail Corp.	91	1,759

		246,830
ELECTRICAL COMPONENTS & EQUIPMENT—0.81%
A123 Systems Inc.(a)(b)	3,256	30,704
Advanced Battery Technologies Inc.(a)	690	2,263
Advanced Energy Industries Inc.(a)	1,190	14,625
American Superconductor Corp.(a)(b)	2,030	54,181
AMETEK Inc.	4,881	195,972
Belden Inc.	2,111	46,442
Capstone Turbine Corp.(a)	10,481	10,271
Coleman Cable Inc.(a)	341	1,923
Emerson Electric Co.	34,141	1,491,620
Energy Conversion Devices Inc.(a)	619	2,538
EnerSys Inc.(a)	607	12,972
Generac Holdings Inc.(a)	361	5,058

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

General Cable Corp.(a)	833	22,199
GrafTech International Ltd.(a)	5,456	79,767
Graham Corp.	443	6,641
Hubbell Inc. Class B	1,087	43,143
Insteel Industries Inc.	44	511
Littelfuse Inc.(a)	841	26,584
Power-One Inc.(a)(b)	2,575	17,381
PowerSecure International Inc.(a)	777	7,063
SatCon Technology Corp.(a)	1,951	5,580
SunPower Corp. Class A(a)(b)	1,839	22,252
Universal Display Corp.(a)(b)	1,253	22,529
Vicor Corp.(a)	847	10,579

		2,132,798
ELECTRONICS—1.07%
Agilent Technologies Inc.(a)	15,914	452,435
American Science and Engineering Inc.	448	34,142
Amphenol Corp. Class A	7,911	310,744
Analogic Corp.	374	17,021
Applied Energetics Inc.(a)	3,941	4,059
Arrow Electronics Inc.(a)	665	14,863
AVX Corp.	124	1,590
Badger Meter Inc.	681	26,348
Ballantyne Strong Inc.(a)	625	4,525
Bel Fuse Inc. Class B	25	413
Bell Microproducts Inc.(a)	1,407	9,821
Benchmark Electronics Inc.(a)	324	5,135
Checkpoint Systems Inc.(a)	709	12,308
Cogent Inc.(a)	751	6,767
Coherent Inc.(a)	779	26,720
CTS Corp.	70	647
Cubic Corp.	346	12,587
Cymer Inc.(a)	318	9,553
Daktronics Inc.	475	3,562
DDi Corp.	90	678
Dionex Corp.(a)	815	60,685
Dolby Laboratories Inc. Class A(a)	2,450	153,590
Electro Scientific Industries Inc.(a)	116	1,550
FARO Technologies Inc.(a)	729	13,640
FEI Co.(a)	539	10,624
FLIR Systems Inc.(a)	6,996	203,514
Garmin Ltd.(b)	354	10,330
Gentex Corp.	6,020	108,240
ICx Technologies Inc.(a)	470	3,431
II-VI Inc.(a)	1,128	33,423
Itron Inc.(a)	1,733	107,134
Jabil Circuit Inc.	5,768	76,714
Keithley Instruments Inc.	577	5,095
LaBarge Inc.(a)	490	5,591
Methode Electronics Inc.	932	9,078
Mettler-Toledo International Inc.(a)	1,543	172,245
Multi-Fineline Electronix Inc.(a)	491	12,255
National Instruments Corp.	2,649	84,185
NVE Corp.(a)	210	9,141
OSI Systems Inc.(a)	537	14,912
OYO Geospace Corp.(a)	163	7,902
Park Electrochemical Corp.	539	13,157
PerkinElmer Inc.	2,420	50,021
Plexus Corp.(a)	1,823	48,747
Rofin-Sinar Technologies Inc.(a)	609	12,679
Rogers Corp.(a)	210	5,832
Sanmina-SCI Corp.(a)	3,591	48,874
Sonic Solutions Inc.(a)	1,101	9,193

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

Spectrum Control Inc.(a)	219	3,062
SRS Labs Inc.(a)	554	5,069
Stoneridge Inc.(a)	636	4,827
Taser International Inc.(a)	2,912	11,357
Technitrol Inc.	1,716	5,423
Thomas & Betts Corp.(a)	455	15,788
Trimble Navigation Ltd.(a)	5,560	155,680
TTM Technologies Inc.(a)	797	7,571
UQM Technologies Inc.(a)	1,517	5,143
Viasystems Group Inc.(a)	142	2,097
Waters Corp.(a)	4,257	275,428
Watts Water Technologies Inc. Class A	127	3,640
Woodward Governor Co.	2,759	70,437
Zygo Corp.(a)	122	989

		2,812,211
ENERGY - ALTERNATE SOURCES—0.14%
Clean Energy Fuels Corp.(a)(b)	1,678	25,069
Comverge Inc.(a)	910	8,154
Covanta Holding Corp.(a)	313	5,193
Ener1 Inc.(a)(b)	2,351	7,946
First Solar Inc.(a)(b)	2,523	287,193
FuelCell Energy Inc.(a)(b)	2,730	3,221
GT Solar International Inc.(a)	2,754	15,422
Hoku Corp.(a)	70	234
MGP Ingredients Inc.(a)	74	491
Syntroleum Corp.(a)(b)	2,870	4,707

		357,630
ENGINEERING & CONSTRUCTION—0.22%
AECOM Technology Corp.(a)	1,482	34,175
Argan Inc.(a)(b)	350	3,650
Chicago Bridge & Iron Co. NV(a)	1,841	34,629
Fluor Corp.	519	22,057
Insituform Technologies Inc. Class A(a)	1,515	31,027
Jacobs Engineering Group Inc.(a)	3,476	126,665
KBR Inc.	402	8,177
McDermott International Inc.(a)	8,383	181,576
Mistras Group Inc.(a)	298	3,195
MYR Group Inc.(a)	211	3,522
Orion Marine Group Inc.(a)	1,256	17,835
Shaw Group Inc. (The)(a)	2,253	77,098
Stanley Inc.(a)	541	20,223
VSE Corp.	182	5,791

		569,620
ENTERTAINMENT—0.20%
Bally Technologies Inc.(a)	2,543	82,368
Carmike Cinemas Inc.(a)	486	2,945
Churchill Downs Inc.	97	3,182
DreamWorks Animation SKG Inc. Class A(a)	3,362	95,985
Empire Resorts Inc.(a)	1,156	1,884
International Game Technology	13,559	212,876
International Speedway Corp. Class A	456	11,747
Isle of Capri Casinos Inc.(a)(b)	166	1,537
Lions Gate Entertainment Corp.(a)	2,140	14,937
Madison Square Garden Inc. Class A(a)	861	16,936
National CineMedia Inc.	1,937	32,270
Pinnacle Entertainment Inc.(a)	294	2,781
Regal Entertainment Group Class A	594	7,746
Scientific Games Corp. Class A(a)	1,154	10,617
Shuffle Master Inc.(a)	2,590	20,746
Warner Music Group Corp.(a)	70	340

		518,897

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

ENVIRONMENTAL CONTROL—0.32%
Calgon Carbon Corp.(a)	2,712	35,907
Casella Waste Systems Inc. Class A(a)	1,137	4,343
Clean Harbors Inc.(a)	1,045	69,398
Darling International Inc.(a)	2,980	22,380
Energy Recovery Inc.(a)(b)	1,536	6,144
Met-Pro Corp.	129	1,388
Mine Safety Appliances Co.	942	23,343
Nalco Holding Co.	5,968	122,105
Rentech Inc.(a)	9,344	9,251
Republic Services Inc.	4,473	132,982
Stericycle Inc.(a)	3,878	254,319
Tetra Tech Inc.(a)	2,797	54,849
US Ecology Inc.	910	13,259
Waste Connections Inc.(a)	2,730	95,250

		844,918
FOOD—1.40%
American Italian Pasta Co. Class A(a)	252	13,323
Arden Group Inc. Class A	60	5,272
B&G Foods Inc. Class A	1,253	13,507
Bridgford Foods Corp.	81	1,134
Cal-Maine Foods Inc.	471	15,039
Calavo Growers Inc.	457	8,208
Campbell Soup Co.	5,063	181,407
ConAgra Foods Inc.	2,030	47,340
Diamond Foods Inc.	981	40,319
Flowers Foods Inc.	1,352	33,029
General Mills Inc.	17,984	638,792
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	407	1,587
H.J. Heinz Co.	5,941	256,770
Hershey Co. (The)	4,123	197,615
J&J Snack Foods Corp.	639	26,902
Kellogg Co.	10,528	529,558
Kroger Co. (The)	1,743	34,320
Lance Inc.	1,294	21,338
Lifeway Foods Inc.(a)(b)	210	2,045
M&F Worldwide Corp.(a)	26	705
McCormick & Co. Inc. NVS	3,048	115,702
Pilgrim’s Pride Corp.(a)	905	5,946
Ruddick Corp.	1,031	31,951
Sanderson Farms Inc.	948	48,102
Sara Lee Corp.	21,459	302,572
Smart Balance Inc.(a)	2,083	8,520
Sysco Corp.	27,012	771,733
Tootsie Roll Industries Inc.	842	19,913
United Natural Foods Inc.(a)	2,004	59,880
Village Super Market Inc. Class A	265	6,956
Whole Foods Market Inc.(a)	6,365	229,267

		3,668,752
FOREST PRODUCTS & PAPER—0.26%
Cellu Tissue Holdings Inc.(a)	47	365
Clearwater Paper Corp.(a)	378	20,699
Deltic Timber Corp.	488	20,399
International Paper Co.	15,463	349,928
Neenah Paper Inc.	304	5,563

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

Plum Creek Timber Co. Inc.(b)	3,144	108,562
Potlatch Corp.(b)	957	34,194
Rayonier Inc.	1,115	49,082
Rock-Tenn Co. Class A	633	31,441
Schweitzer-Mauduit International Inc.	827	41,722
Temple-Inland Inc.	884	18,272
Verso Paper Corp.(a)	669	1,545
Wausau Paper Corp.(a)	744	5,037
Xerium Technologies Inc.(a)	279	3,940

		690,749
GAS—0.00%
South Jersey Industries Inc.	162	6,960

		6,960
HAND & MACHINE TOOLS—0.13%
Baldor Electric Co.	1,995	71,979
Franklin Electric Co. Inc.	957	27,581
Kennametal Inc.	2,768	70,390
Lincoln Electric Holdings Inc.	1,932	98,513
Regal Beloit Corp.	1,462	81,550
Thermadyne Holdings Corp.(a)	27	292

		350,305
HEALTH CARE - PRODUCTS—4.31%
Abaxis Inc.(a)	1,012	21,687
ABIOMED Inc.(a)	1,524	14,752
Accuray Inc.(a)	2,170	14,387
AGA Medical Holdings Inc.(a)	548	6,954
Alcon Inc.	3,158	467,984
Align Technology Inc.(a)(b)	2,695	40,075
Alphatec Holdings Inc.(a)	1,917	8,895
American Medical Systems Holdings Inc.(a)	3,430	75,872
Arthrocare Corp.(a)	1,213	37,178
Atrion Corp.	70	9,453
ATS Medical Inc.(a)	2,170	8,615
Baxter International Inc.	22,681	921,756
Becton, Dickinson and Co.	10,656	720,559
Bruker Corp.(a)	3,273	39,800
C.R. Bard Inc.	4,352	337,410
Caliper Life Sciences Inc.(a)	1,931	8,245
CardioNet Inc.(a)	342	1,874
CareFusion Corp.(a)	1,774	40,270
Cepheid Inc.(a)	2,850	45,657
Cerus Corp.(a)	1,616	5,107
Clinical Data Inc.(a)(b)	661	8,223
Conceptus Inc.(a)(b)	1,358	21,158
Cooper Companies Inc. (The)	383	15,240
Covidien PLC	22,838	917,631
Cutera Inc.(a)	188	1,731
Cyberonics Inc.(a)	1,266	29,979
Delcath Systems Inc.(a)(b)	1,866	11,830
DENTSPLY International Inc.	6,715	200,846
DexCom Inc.(a)	2,450	28,322
Edwards Lifesciences Corp.(a)	5,191	290,800
Endologix Inc.(a)(b)	2,005	9,083
ev3 Inc.(a)	3,764	84,351
Exactech Inc.(a)	311	5,312
Female Health Co. (The)	798	4,142
Gen-Probe Inc.(a)	2,316	105,193
Haemonetics Corp.(a)	1,190	63,689

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

Hanger Orthopedic Group Inc.(a)	576	10,345
Hansen Medical Inc.(a)(b)	630	1,342
HealthTronics Inc.(a)	1,547	7,472
HeartWare International Inc.(a)	419	29,359
Henry Schein Inc.(a)	4,189	229,976
Hill-Rom Holdings Inc.	2,409	73,306
ICU Medical Inc.(a)	168	5,405
IDEXX Laboratories Inc.(a)	2,570	156,513
Immucor Inc.(a)	3,213	61,208
Insulet Corp.(a)	1,627	24,486
Intuitive Surgical Inc.(a)	1,784	563,066
Invacare Corp.	142	2,945
Inverness Medical Innovations Inc.(a)	1,169	31,165
IRIS International Inc.(a)	788	7,990
Johnson & Johnson	18,881	1,115,112
Kensey Nash Corp.(a)	363	8,607
Kinetic Concepts Inc.(a)	285	10,405
LCA-Vision Inc.(a)	350	1,939
Luminex Corp.(a)	1,877	30,445
MAKO Surgical Corp.(a)(b)	1,127	14,031
Masimo Corp.	2,345	55,834
Medtronic Inc.	38,380	1,392,043
MELA Sciences Inc.(a)(b)	1,190	8,854
Merge Healthcare Inc.(a)	1,184	3,469
Meridian Bioscience Inc.	1,638	27,846
Merit Medical Systems Inc.(a)	808	12,984
Metabolix Inc.(a)(b)	1,242	17,773
Microvision Inc.(a)(b)	3,582	10,603
Micrus Endovascular Corp.(a)	770	16,008
Natus Medical Inc.(a)	1,268	20,656
NuVasive Inc.(a)(b)	1,832	64,963
NxStage Medical Inc.(a)	665	9,869
OraSure Technologies Inc.(a)	1,850	8,565
Orthofix International NV(a)	772	24,743
Orthovita Inc.(a)	2,870	5,826
Palomar Medical Technologies Inc.(a)	614	6,871
Patterson Companies Inc.	4,690	133,806
PSS World Medical Inc.(a)	2,729	57,718
PURE Bioscience(a)	1,754	4,192
Quidel Corp.(a)	919	11,662
ResMed Inc.(a)	3,466	210,767
Rochester Medical Corp.(a)	466	4,404
SenoRx Inc.(a)	714	7,840
Sirona Dental Systems Inc.(a)	1,512	52,678
Solta Medical Inc.(a)	798	1,516
Somanetics Corp.(a)	557	13,897
SonoSite Inc.(a)	662	17,947
Spectranetics Corp.(a)	1,252	6,485
St. Jude Medical Inc.(a)	14,932	538,896
Staar Surgical Co.(a)	1,499	8,574
Stereotaxis Inc.(a)(b)	307	1,016
Steris Corp.	2,587	80,404
Stryker Corp.	14,385	720,113
SurModics Inc.(a)	661	10,847
Syneron Medical Ltd.(a)	389	3,999
Synovis Life Technologies Inc.(a)	536	8,190
TECHNE Corp.	1,736	99,733
Thoratec Corp.(a)	2,642	112,893
TomoTherapy Inc.(a)	1,330	4,229
Unilife Corp.(a)	2,129	12,391
Varian Medical Systems Inc.(a)	5,658	295,800
Vascular Solutions Inc.(a)	746	9,325
Vital Images Inc.(a)	350	4,462
Volcano Corp.(a)	2,269	49,510

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

West Pharmaceutical Services Inc.	1,521	55,501
Wright Medical Group Inc.(a)	1,192	19,799
Young Innovations Inc.	184	5,180
Zoll Medical Corp.(a)	910	24,661

		11,284,519
HEALTH CARE - SERVICES—0.79%
Air Methods Corp.(a)	552	16,422
Alliance Healthcare Services Inc.(a)	1,028	4,153
Allied Healthcare International Inc.(a)	350	812
Almost Family Inc.(a)	395	13,797
Amedisys Inc.(a)	1,308	57,513
America Service Group Inc.	358	6,158
American Dental Partners Inc.(a)	210	2,543
AMERIGROUP Corp.(a)	346	11,238
Bio-Reference Laboratories Inc.(a)	1,024	22,702
Brookdale Senior Living Inc.(a)	502	7,530
Community Health Systems Inc.(a)	2,983	100,855
Continucare Corp.(a)	1,494	5,005
Covance Inc.(a)	2,983	153,088
DaVita Inc.(a)	4,750	296,590
Emeritus Corp.(a)	857	13,978
Ensign Group Inc. (The)	490	8,095
Genoptix Inc.(a)	770	13,244
Gentiva Health Services Inc.(a)	502	13,559
Health Management Associates Inc. Class A(a)	11,433	88,834
HealthSouth Corp.(a)	3,831	71,678
IPC The Hospitalist Co. Inc.(a)	758	19,026
Laboratory Corp. of America Holdings(a)	4,774	359,721
LHC Group Inc.(a)	770	21,367
Lincare Holdings Inc.(a)	4,514	146,750
MEDNAX Inc.(a)	2,017	112,165
Metropolitan Health Networks Inc.(a)	1,839	6,859
Molina Healthcare Inc.(a)	332	9,562
Neostem Inc.(a)	1,158	2,119
Odyssey Healthcare Inc.(a)	1,430	38,210
Psychiatric Solutions Inc.(a)	1,912	62,561
Quest Diagnostics Inc.	5,908	294,041
RehabCare Group Inc.(a)	66	1,437
Sunrise Senior Living Inc.(a)	2,394	6,655
Tenet Healthcare Corp.(a)	15,108	65,569
U.S. Physical Therapy Inc.(a)	237	4,001
Universal Health Services Inc. Class B	314	11,979
Virtual Radiologic Corp.(a)(b)	377	6,469

		2,076,285
HOLDING COMPANIES - DIVERSIFIED—0.01%
Heckmann Corp.(a)	3,947	18,314
Primoris Services Corp.(b)	521	3,282

		21,596
HOME BUILDERS—0.09%
Cavco Industries Inc.(a)	59	2,076
NVR Inc.(a)	280	183,408
Thor Industries Inc.	1,506	35,768
Winnebago Industries Inc.(a)	1,280	12,723

		233,975

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

HOME FURNISHINGS—0.13%
American Woodmark Corp.	30	513
DTS Inc.(a)	827	27,184
Ethan Allen Interiors Inc.	353	4,938
Harman International Industries Inc.(a)	1,399	41,816
La-Z-Boy Inc.(a)	256	1,902
Sealy Corp.(a)(b)	350	935
Tempur-Pedic International Inc.(a)	3,310	101,783
TiVo Inc.(a)	5,169	38,147
Universal Electronics Inc.(a)	286	4,756
Whirlpool Corp.	1,461	128,305

		350,279
HOUSEHOLD PRODUCTS & WARES—0.71%
American Greetings Corp. Class A	111	2,082
Avery Dennison Corp.	327	10,507
Blyth Inc.	29	988
Church & Dwight Co. Inc.	3,282	205,814
Clorox Co. (The)	6,040	375,446
Ennis Inc.	244	3,662
Fortune Brands Inc.	828	32,441
Fossil Inc.(a)	2,385	82,760
Kid Brands Inc.(a)	112	787
Kimberly-Clark Corp.	14,967	907,449
Oil-Dri Corp. of America	42	964
Scotts Miracle-Gro Co. (The) Class A	2,065	91,707
Standard Register Co. (The)	981	3,080
Summer Infant Inc.(a)	491	3,216
Tupperware Brands Corp.	2,916	116,203
WD-40 Co.	702	23,447

		1,860,553
HOUSEWARES—0.04%
National Presto Industries Inc.	210	19,501
Toro Co. (The)	1,593	78,248

		97,749
INSURANCE—0.88%
ACE Ltd.	2,337	120,309
Aflac Inc.	20,259	864,452
Arch Capital Group Ltd.(a)	132	9,834
Arthur J. Gallagher & Co.	1,240	30,231
Axis Capital Holdings Ltd.	1,718	51,059
Brown & Brown Inc.	2,818	53,937
CNO Financial Group Inc.(a)	918	4,544
Crawford & Co. Class B(a)	770	2,433
eHealth Inc.(a)	1,071	12,177
Endurance Specialty Holdings Ltd.	260	9,758
Erie Indemnity Co. Class A	952	43,316
First American Financial Corp.	284	3,601
Genworth Financial Inc. Class A(a)	4,222	55,182
Hartford Financial Services Group Inc. (The)	1,679	37,156
Life Partners Holdings Inc.(b)	316	6,465
Marsh & McLennan Companies Inc.	22,726	512,471
MetLife Inc.	8,389	316,769
Tower Group Inc.	895	19,269
Travelers Companies Inc. (The)	2,609	128,493
Validus Holdings Ltd.	425	10,379

		2,291,835

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

INTERNET—4.07%
1-800-FLOWERS.COM Inc.(a)	972	2,002
AboveNet Inc.(a)	1,016	47,935
Akamai Technologies Inc.(a)	7,877	319,570
Amazon.com Inc.(a)	15,943	1,741,932
Ancestry.com Inc.(a)	834	14,695
Archipelago Learning Inc.(a)	350	4,001
Ariba Inc.(a)	4,047	64,469
Art Technology Group Inc.(a)	7,350	25,137
Blue Coat Systems Inc.(a)	2,011	41,085
Blue Nile Inc.(a)	630	29,660
Cogent Communications Group Inc.(a)	2,001	15,168
comScore Inc.(a)	1,050	17,293
Constant Contact Inc.(a)(b)	1,102	23,506
CyberSource Corp.(a)	3,212	82,002
DealerTrack Holdings Inc.(a)	1,185	19,493
Dice Holdings Inc.(a)	861	5,958
Digital River Inc.(a)	279	6,671
Drugstore.com Inc.(a)	4,022	12,388
eBay Inc.(a)	19,899	390,219
ePlus Inc.(a)	13	228
Equinix Inc.(a)	2,057	167,070
eResearchTechnology Inc.(a)	1,887	14,870
Expedia Inc.	3,666	68,847
F5 Networks Inc.(a)	3,640	249,595
Global Sources Ltd.(a)	919	7,205
Google Inc. Class A(a)	11,084	4,931,826
GSI Commerce Inc.(a)	2,814	81,043
Health Grades Inc.(a)	1,050	6,300
IAC/InterActiveCorp(a)	1,750	38,447
InfoSpace Inc.(a)	298	2,241
Internet Brands Inc. Class A(a)	630	6,508
Internet Capital Group Inc.(a)	287	2,181
j2 Global Communications Inc.(a)	1,489	32,520
Keynote Systems Inc.	70	631
KIT Digital Inc.(a)	851	7,506
Knot Inc. (The)(a)	275	2,140
Lionbridge Technologies Inc.(a)	2,589	11,832
Liquidity Services Inc.(a)	745	9,655
Local.com Corp.(a)	675	4,617
LoopNet Inc.(a)	910	11,220
McAfee Inc.(a)	7,155	219,802
ModusLink Global Solutions Inc.(a)	109	657
Move Inc.(a)	7,349	15,065
Netflix Inc.(a)(b)	1,832	199,047
Network Engines Inc.(a)	1,725	4,675
NIC Inc.	2,310	14,807
NutriSystem Inc.	1,467	33,653
Online Resources Corp.(a)	1,096	4,548
OpenTable Inc.(a)	709	29,402
Openwave Systems Inc.(a)	1,767	3,587
Orbitz Worldwide Inc.(a)	770	2,934
Overstock.com Inc.(a)(b)	666	12,035
Perficient Inc.(a)	522	4,651
Priceline.com Inc.(a)	2,170	383,092
QuinStreet Inc.(a)	279	3,211
Rackspace Hosting Inc.(a)(b)	4,393	80,568
ReachLocal Inc.(a)	219	2,840
RightNow Technologies Inc.(a)	1,190	18,671
Safeguard Scientifics Inc.(a)	36	380
Sapient Corp.	4,441	45,032
Shutterfly Inc.(a)	1,204	28,848
SonicWALL Inc.(a)	2,210	25,967
Sourcefire Inc.(a)	1,268	24,092
SPS Commerce Inc.(a)	214	2,487
Stamps.com Inc.(a)	634	6,498

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

Support.com Inc.(a)	1,366	5,683
Symantec Corp.(a)	3,518	48,830
TechTarget Inc.(a)	472	2,539
TeleCommunication Systems Inc.(a)	713	2,952
Terremark Worldwide Inc.(a)	2,603	20,329
TIBCO Software Inc.(a)	7,529	90,800
Travelzoo Inc.(a)	350	4,333
United Online Inc.	838	4,827
US Auto Parts Network Inc.(a)	70	420
ValueClick Inc.(a)	3,008	32,156
Vasco Data Security International Inc.(a)	1,060	6,540
VeriSign Inc.(a)	8,367	222,144
Vitacost.com Inc.(a)	219	1,969
Vocus Inc.(a)	696	10,635
WebMD Health Corp.(a)	2,501	116,121
Websense Inc.(a)	2,035	38,461
Yahoo! Inc.(a)	26,400	365,112
Zix Corp.(a)(b)	2,854	6,450

		10,666,516
INVESTMENT COMPANIES—0.00%
MVC Capital Inc.	69	891

		891
IRON & STEEL—0.34%
AK Steel Holding Corp.	710	8,463
Allegheny Technologies Inc.	4,482	198,060
Carpenter Technology Corp.	1,991	65,365
Cliffs Natural Resources Inc.	6,164	290,694
Gerdau Ameristeel Corp.(a)	723	7,881
Metals USA Holdings Corp.(a)	274	4,096
Nucor Corp.	6,150	235,422
Reliance Steel & Aluminum Co.	370	13,375
Schnitzer Steel Industries Inc. Class A	234	9,173
Shiloh Industries Inc.(a)	117	990
United States Steel Corp.	1,217	46,915

		880,434
LEISURE TIME—0.32%
Ambassadors Group Inc.	910	10,274
Brunswick Corp.	4,000	49,720
Carnival Corp.	7,343	222,052
Harley-Davidson Inc.	10,711	238,106
Interval Leisure Group Inc.(a)	1,725	21,476
Life Time Fitness Inc.(a)	1,674	53,216
Marine Products Corp.(a)	453	2,564
Multimedia Games Inc.(a)	346	1,557
Polaris Industries Inc.(b)	1,459	79,691
Royal Caribbean Cruises Ltd.(a)	2,317	52,758
WMS Industries Inc.(a)	2,630	103,228

		834,642
LODGING—0.52%
Ameristar Casinos Inc.	1,190	17,921
Choice Hotels International Inc.	132	3,988
Las Vegas Sands Corp.(a)(b)	14,399	318,794
Marriott International Inc. Class A	12,355	369,909
MGM MIRAGE(a)	2,130	20,533
Monarch Casino & Resort Inc.(a)	350	3,545
Morgans Hotel Group Co.(a)	347	2,138
Starwood Hotels & Resorts Worldwide Inc.	8,626	357,375
Wynn Resorts Ltd.	3,434	261,911

		1,356,114

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

MACHINERY—1.91%
Alamo Group Inc.	20	434
Albany International Corp. Class A	234	3,788
Altra Holdings Inc.(a)	1,185	15,429
Applied Industrial Technologies Inc.	1,910	48,361
Briggs & Stratton Corp.	1,393	23,709
Bucyrus International Inc.	3,417	162,137
Caterpillar Inc.	28,628	1,719,684
CNH Global NV(a)	192	4,349
Cognex Corp.	1,406	24,717
Cummins Inc.	9,136	595,028
Deere & Co.	18,272	1,017,385
DXP Enterprises Inc.(a)	344	5,384
Flow International Corp.(a)	1,503	3,547
Flowserve Corp.	2,187	185,457
Gardner Denver Inc.	2,247	100,194
Gorman-Rupp Co. (The)	421	10,546
Graco Inc.	2,745	77,381
IDEX Corp.	3,042	86,910
Intermec Inc.(a)	979	10,035
Intevac Inc.(a)	418	4,460
iRobot Corp.(a)(b)	839	15,765
Joy Global Inc.	4,684	234,621
Kadant Inc.(a)	151	2,630
Lindsay Corp.	507	16,067
Manitowoc Co. Inc. (The)	5,935	54,246
Middleby Corp. (The)(a)(b)	772	41,063
NACCO Industries Inc. Class A	238	21,125
Nordson Corp.	1,547	86,756
Park-Ohio Holdings Corp.(a)	326	4,691
Presstek Inc.(a)	1,238	4,370
Rockwell Automation Inc.	6,491	318,643
Sauer-Danfoss Inc.(a)	490	5,988
Tennant Co.	898	30,370
Twin Disc Inc.	52	591
Wabtec Corp.	374	14,919
Zebra Technologies Corp. Class A(a)	1,557	39,501

		4,990,281
MANUFACTURING—3.72%
3M Co.	32,396	2,558,960
A.O. Smith Corp.	1,018	49,057
Actuant Corp. Class A	3,070	57,808
Acuity Brands Inc.	1,971	71,705
AZZ Inc.	561	20,628
Barnes Group Inc.	1,923	31,518
Blount International Inc.(a)	2,133	21,906
Brink’s Co. (The)	1,662	31,628
Carlisle Companies Inc.	232	8,382
CLARCOR Inc.	2,138	75,942
Colfax Corp.(a)	1,051	10,941
Cooper Industries PLC	7,626	335,544
Danaher Corp.	22,434	832,750
Donaldson Co. Inc.	3,529	150,512
Dover Corp.	5,411	226,126
Eastman Kodak Co.(a)	12,146	52,714
Eaton Corp.	1,987	130,029
EnPro Industries Inc.(a)	376	10,584

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

General Electric Co.	112,877	1,627,686
GP Strategies Corp.(a)	611	4,436
Harsco Corp.	330	7,755
Hexcel Corp.(a)	3,716	57,635
Honeywell International Inc.	34,939	1,363,669
Illinois Tool Works Inc.	20,077	828,779
Koppers Holdings Inc.	916	20,592
Lancaster Colony Corp.	910	48,558
Leggett & Platt Inc.	4,034	80,922
LSB Industries Inc.(a)	806	10,728
Matthews International Corp. Class A	1,482	43,393
Pall Corp.	5,367	184,464
Parker Hannifin Corp.	2,068	114,691
Pentair Inc.	2,323	74,801
PMFG Inc.(a)	562	8,514
Polypore International Inc.(a)	969	22,035
Raven Industries Inc.	796	26,833
Roper Industries Inc.	4,274	239,173
Smith & Wesson Holding Corp.(a)(b)	3,150	12,883
SPX Corp.	432	22,814
Standex International Corp.	104	2,636
Sturm, Ruger & Co. Inc.	806	11,550
Teleflex Inc.	308	16,718
Textron Inc.	6,389	108,421
Tredegar Corp.	83	1,355
Tyco International Ltd.	3,361	118,408

		9,736,183
MEDIA—1.36%
Acacia Research Corp.(a)	1,470	20,918
Beasley Broadcast Group Inc. Class A(a)	148	721
Belo Corp. Class A(a)	4,081	23,221
Cambium Learning Group Inc.(a)	647	2,329
CBS Corp. Class B NVS	3,652	47,220
CKX Inc.(a)	433	2,161
Crown Media Holdings Inc. Class A(a)(b)	364	641
Cumulus Media Inc. Class A(a)	194	518
Dex One Corp.(a)	144	2,736
DG FastChannel Inc.(a)	1,136	37,011
DIRECTV Class A(a)	40,419	1,371,013
Discovery Communications Inc. Series A(a)	9,460	337,817
Dolan Co. (The)(a)	717	7,973
Entercom Communications Corp.(a)	844	7,444
Entravision Communications Corp. Class A(a)	2,030	4,283
John Wiley & Sons Inc. Class A	1,906	73,705
Journal Communications Inc. Class A(a)	254	1,008
Lee Enterprises Inc.(a)	1,883	4,839
Lin TV Corp. Class A(a)	106	573
LodgeNet Interactive Corp.(a)	513	1,903
Martha Stewart Living Omnimedia Inc. Class A(a)	1,074	5,284
McClatchy Co. (The)(a)	2,592	9,435
McGraw-Hill Companies Inc. (The)	10,141	285,368
Media General Inc. Class A(a)	210	2,050
Meredith Corp.	682	21,231
News Corp. Class A NVS	21,733	259,927
Nexstar Broadcasting Group Inc.(a)	95	416
Playboy Enterprises Inc. Class B(a)	527	2,213
PRIMEDIA Inc.	70	205
Scripps Networks Interactive Inc. Class A	4,071	164,224
Sinclair Broadcast Group Inc. Class A(a)	151	880
Sirius XM Radio Inc.(a)	176,656	167,735
SuperMedia Inc.(a)	564	10,316
Thomson Reuters Corp.	5,511	197,459

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

Time Warner Inc.	10,686	308,932
Value Line Inc.	47	853
Viacom Inc. Class B NVS	5,439	170,621
Westwood One Inc.(a)	239	2,359
World Wrestling Entertainment Inc.	898	13,973

		3,571,515
METAL FABRICATE & HARDWARE—0.37%
Ampco-Pittsburgh Corp.	34	708
CIRCOR International Inc.	45	1,151
Dynamic Materials Corp.	19	305
Hawk Corp. Class A(a)	64	1,629
Haynes International Inc.	70	2,158
Kaydon Corp.	1,510	49,619
Mueller Industries Inc.	211	5,191
Mueller Water Products Inc. Class A	6,454	23,944
Omega Flex Inc.	134	1,954
Precision Castparts Corp.	6,494	668,362
RBC Bearings Inc.(a)	971	28,149
Sun Hydraulics Corp.	549	12,880
Timken Co. (The)	2,886	75,007
TriMas Corp.(a)	425	4,807
Valmont Industries Inc.	980	71,207
Worthington Industries Inc.	1,761	22,646

		969,717
MINING—1.24%
Alcoa Inc.	6,871	69,122
Allied Nevada Gold Corp.(a)(b)	2,866	56,403
AMCOL International Corp.	1,067	25,074
Brush Engineered Materials Inc.(a)	72	1,439
Capital Gold Corp.(a)	2,087	8,348
Coeur d’Alene Mines Corp.(a)	261	4,119
Compass Minerals International Inc.	1,485	104,366
Freeport-McMoRan Copper & Gold Inc.	19,714	1,165,689
General Moly Inc.(a)	2,782	8,569
Globe Specialty Metals Inc.(a)	2,749	28,397
Golden Star Resources Ltd.(a)	11,640	50,983
Horsehead Holding Corp.(a)	100	756
Jaguar Mining Inc.(a)	3,781	33,386
Newmont Mining Corp.	21,546	1,330,250
Noranda Aluminium Holding Corp.(a)	524	3,369
Royal Gold Inc.	366	17,568
RTI International Metals Inc.(a)	198	4,774
Southern Copper Corp.	7,693	204,172
Stillwater Mining Co.(a)	1,987	23,089
Thompson Creek Metals Co. Inc.(a)	625	5,425
Titanium Metals Corp.(a)	3,870	68,073
United States Lime & Minerals Inc.(a)	54	2,080
Uranium Energy Corp.(a)(b)	2,002	4,725
US Gold Corp.(a)	3,966	19,870

		3,240,046
MISCELLANEOUS - MANUFACTURING—0.02%
John Bean Technologies Corp.	1,253	19,108
STR Holdings Inc.(a)	1,267	23,820

		42,928

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

OFFICE & BUSINESS EQUIPMENT—0.06%
Pitney Bowes Inc.	6,742	148,054

		148,054
OFFICE FURNISHINGS—0.06%
CompX International Inc.	42	414
Herman Miller Inc.	2,571	48,515
HNI Corp.	2,043	56,366
Interface Inc. Class A	2,203	23,660
Knoll Inc.	2,352	31,258
Steelcase Inc. Class A	405	3,139

		163,352
OIL & GAS—7.29%
Abraxas Petroleum Corp.(a)	1,118	3,130
American Oil & Gas Inc.(a)	2,214	13,904
Apco Oil and Gas International Inc.	414	9,733
Arena Resources Inc.(a)	1,750	55,825
Atlas Energy Inc.(a)	2,592	70,165
Atwood Oceanics Inc.(a)	570	14,546
BPZ Resources Inc.(a)(b)	1,354	5,619
Brigham Exploration Co.(a)	5,275	81,130
Callon Petroleum Co.(a)	1,225	7,718
CAMAC Energy Inc.(a)	2,048	7,639
Carrizo Oil & Gas Inc.(a)(b)	1,386	21,525
Cheniere Energy Inc.(a)(b)	516	1,455
Chevron Corp.	4,845	328,782
Cimarex Energy Co.	3,817	273,221
Clayton Williams Energy Inc.(a)	230	9,688
Concho Resources Inc.(a)	4,164	230,394
ConocoPhillips	25,974	1,275,064
Contango Oil & Gas Co.(a)	383	17,139
Continental Resources Inc.(a)	1,261	56,266
Diamond Offshore Drilling Inc.	1,041	64,740
Endeavour International Corp.(a)	4,938	5,234
Energy XXI (Bermuda) Ltd.(a)	2,279	35,963
EOG Resources Inc.	11,535	1,134,698
EQT Corp.	6,354	229,634
Evolution Petroleum Corp.(a)	673	3,372
EXCO Resources Inc.	6,659	97,288
Exxon Mobil Corp.	213,096	12,161,389
Forest Oil Corp.(a)	3,279	89,713
FX Energy Inc.(a)	1,610	5,828
Gulfport Energy Corp.(a)	1,129	13,390
Holly Corp.	1,423	37,823
Houston American Energy Corp.	780	7,691
Isramco Inc.(a)	66	3,114
Kodiak Oil & Gas Corp.(a)	5,016	16,001
Magnum Hunter Resources Corp.(a)	2,087	9,099
Marathon Oil Corp.	8,620	267,996
Mariner Energy Inc.(a)	400	8,592
McMoRan Exploration Co.(a)	3,959	43,985
Murphy Oil Corp.	1,021	50,591
Nabors Industries Ltd.(a)	5,161	90,937
Northern Oil and Gas Inc.(a)	1,580	20,287
Occidental Petroleum Corp.	7,509	579,319
Panhandle Oil and Gas Inc.	326	8,616
Petrohawk Energy Corp.(a)	9,590	162,742
PetroQuest Energy Inc.(a)	579	3,914
Pride International Inc.(a)	3,231	72,181

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

Quicksilver Resources Inc.(a)	30	330
RAM Energy Resources Inc.(a)	2,364	4,893
Range Resources Corp.	7,255	291,288
Resolute Energy Corp.(a)	152	1,860
Rex Energy Corp.(a)	373	3,767
Rosetta Resources Inc.(a)	1,450	28,725
Rowan Companies Inc.(a)	694	15,226
SandRidge Energy Inc.(a)	935	5,451
SM Energy Co.	1,935	77,710
Southwestern Energy Co.(a)	15,814	611,053
Stone Energy Corp.(a)	140	1,562
TransAtlantic Petroleum Ltd.(a)	6,569	20,824
Ultra Petroleum Corp.(a)	6,927	306,520
VAALCO Energy Inc.	374	2,094
Venoco Inc.(a)	264	4,348
W&T Offshore Inc.	240	2,270
Warren Resources Inc.(a)	996	2,888
Whiting Petroleum Corp.(a)	159	12,469

		19,100,358
OIL & GAS SERVICES—2.09%
Baker Hughes Inc.	5,347	222,275
Boots & Coots Inc.(a)	3,214	9,481
Cameron International Corp.(a)	6,395	207,965
CARBO Ceramics Inc.	875	63,166
Core Laboratories NV	1,015	149,824
Dresser-Rand Group Inc.(a)	3,286	103,673
Dril-Quip Inc.(a)	1,537	67,659
Exterran Holdings Inc.(a)	349	9,008
FMC Technologies Inc.(a)	5,475	288,314
Halliburton Co.	41,246	1,012,589
ION Geophysical Corp.(a)	5,670	19,732
Key Energy Services Inc.(a)	332	3,048
Lufkin Industries Inc.	1,374	53,572
Matrix Service Co.(a)	350	3,259
Newpark Resources Inc.(a)	280	1,694
Oil States International Inc.(a)	132	5,225
RPC Inc.	1,290	17,609
Schlumberger Ltd.	54,194	2,999,096
Superior Energy Services Inc.(a)	266	4,966
Tetra Technologies Inc.(a)	518	4,703
Weatherford International Ltd.(a)	13,564	178,231
World Fuel Services Corp.	1,543	40,025

		5,465,114
PACKAGING & CONTAINERS—0.19%
AEP Industries Inc.(a)	69	1,648
Astronics Corp.(a)(b)	350	5,726
Ball Corp.	909	48,023
Crown Holdings Inc.(a)	7,446	186,448
Graham Packaging Co. Inc.(a)	324	3,878
Owens-Illinois Inc.(a)	2,372	62,739
Pactiv Corp.(a)	5,422	151,003
Silgan Holdings Inc.	1,272	36,099

		495,564
PHARMACEUTICALS—4.43%
Abbott Laboratories	63,285	2,960,472
Accelrys Inc.(a)	1,172	7,559
Acura Pharmaceuticals Inc.(a)(b)	350	879
Akorn Inc.(a)	2,215	6,579

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

Alexza Pharmaceuticals Inc.(a)	1,713	4,659
Alimera Sciences Inc.(a)	299	2,225
Alkermes Inc.(a)	1,314	16,359
Allergan Inc.	13,884	808,882
Allos Therapeutics Inc.(a)	3,570	21,884
Alnylam Pharmaceuticals Inc.(a)	1,720	25,834
AmerisourceBergen Corp.	12,862	408,369
Amylin Pharmaceuticals Inc.(a)	6,534	122,839
Antares Pharma Inc.(a)	2,933	5,162
Anthera Pharmaceuticals Inc.(a)	261	1,399
Aoxing Pharmaceutical Co. Inc.(a)	1,101	3,589
Ardea Biosciences Inc.(a)(b)	441	9,067
Array BioPharma Inc.(a)	717	2,187
Auxilium Pharmaceuticals Inc.(a)	1,956	45,966
AVANIR Pharmaceuticals Inc. Class A(a)	2,733	7,024
AVI BioPharma Inc.(a)(b)	5,654	9,103
Biodel Inc.(a)(b)	477	1,803
BioMarin Pharmaceutical Inc.(a)	4,623	87,652
BioScrip Inc.(a)	1,902	9,966
BioSpecifics Technologies Corp.(a)	190	3,777
Cadence Pharmaceuticals Inc.(a)(b)	1,009	7,073
Caraco Pharmaceutical Laboratories Ltd.(a)	404	1,907
Cardinal Health Inc.	5,663	190,333
Catalyst Health Solutions Inc.(a)	1,707	58,892
Chelsea Therapeutics International Ltd.(a)	1,050	3,077
Clarient Inc.(a)(b)	1,330	4,096
Combinatorx Inc.(a)	3,162	4,585
Corcept Therapeutics Inc.(a)	1,152	3,594
Cubist Pharmaceuticals Inc.(a)	2,730	56,238
Cumberland Pharmaceuticals Inc.(a)	315	2,022
Cypress Bioscience Inc.(a)	1,750	4,025
Dendreon Corp.(a)	6,230	201,416
Depomed Inc.(a)	2,079	5,821
DURECT Corp.(a)	3,990	9,696
Dyax Corp.(a)	3,446	7,822
Dynavax Technologies Corp.(a)	3,006	5,591
Eli Lilly and Co.	10,703	358,551
Emergent BioSolutions Inc.(a)	765	12,500
Eurand NV(a)	784	7,597
Express Scripts Inc.(a)	25,011	1,176,017
Furiex Pharmaceuticals Inc.(a)	424	4,308
Gilead Sciences Inc.(a)	40,329	1,382,478
Herbalife Ltd.	2,761	127,144
Hi-Tech Pharmacal Co. Inc.(a)	390	8,935
Hospira Inc.(a)	7,563	434,494
Idenix Pharmaceuticals Inc.(a)	1,576	7,880
Impax Laboratories Inc.(a)	2,547	48,546
Infinity Pharmaceuticals Inc.(a)	676	3,995
Inspire Pharmaceuticals Inc.(a)	2,880	14,371
Ironwood Pharmaceuticals Inc.(a)	728	8,678
Isis Pharmaceuticals Inc.(a)	4,368	41,802
Jazz Pharmaceuticals Inc.(a)	607	4,753
Keryx Biopharmaceuticals Inc.(a)	2,198	8,045
Lannett Co. Inc.(a)(b)	630	2,879
Ligand Pharmaceuticals Inc. Class B(a)	5,837	8,522
MannKind Corp.(a)(b)	2,911	18,601
MAP Pharmaceuticals Inc.(a)	328	4,303
Mead Johnson Nutrition Co. Class A	1,303	65,306
Medco Health Solutions Inc.(a)	20,849	1,148,363
Medicines Co. (The)(a)	1,750	13,318
Medivation Inc.(a)	1,330	11,757
Mylan Inc.(a)	11,826	201,515
Nabi Biopharmaceuticals(a)	1,750	9,520
Nature’s Sunshine Products Inc.(a)	347	2,904

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

Neogen Corp.(a)	928	24,174
Neurocrine Biosciences Inc.(a)	2,313	12,953
NeurogesX Inc.(a)(b)	676	4,482
NPS Pharmaceuticals Inc.(a)	2,870	18,483
Obagi Medical Products Inc.(a)	770	9,101
Omnicare Inc.	593	14,054
Onyx Pharmaceuticals Inc.(a)	2,870	61,963
Opko Health Inc.(a)(b)	2,077	4,694
Osiris Therapeutics Inc.(a)	684	3,974
Pain Therapeutics Inc.(a)	1,440	8,006
Perrigo Co.	3,710	219,150
PetMed Express Inc.	1,050	18,690
Pharmacyclics Inc.(a)	1,656	11,029
Pharmasset Inc.(a)	1,228	33,574
PharMerica Corp.(a)	296	4,339
POZEN Inc.(a)(b)	1,190	8,342
Progenics Pharmaceuticals Inc.(a)	1,175	6,439
Questcor Pharmaceuticals Inc.(a)	2,172	22,176
Rigel Pharmaceuticals Inc.(a)	2,343	16,870
Salix Pharmaceuticals Ltd.(a)	2,590	101,088
Santarus Inc.(a)	2,346	5,818
Schiff Nutrition International Inc.	31	221
SciClone Pharmaceuticals Inc.(a)	1,610	4,283
SIGA Technologies Inc.(a)(b)	1,190	9,163
Somaxon Pharmaceuticals Inc.(a)	1,185	4,266
Spectrum Pharmaceuticals Inc.(a)(b)	1,965	7,703
Star Scientific Inc.(a)(b)	4,365	7,159
Sucampo Pharmaceuticals Inc.(a)	490	1,730
SXC Health Solutions Corp.(a)	1,389	101,744
Synta Pharmaceuticals Corp.(a)	637	1,720
Synutra International Inc.(a)(b)	835	13,502
Targacept Inc.(a)	1,062	20,528
Theravance Inc.(a)	2,905	36,516
United Therapeutics Corp.(a)	2,322	113,337
USANA Health Sciences Inc.(a)(b)	331	12,091
Valeant Pharmaceuticals International(a)(b)	2,620	137,000
Vanda Pharmaceuticals Inc.(a)	1,150	7,602
VCA Antech Inc.(a)	3,943	97,629
VIVUS Inc.(a)(b)	3,779	36,278
Warner Chilcott PLC Class A(a)	4,083	93,297
XenoPort Inc.(a)	1,415	13,881
Zymogenetics Inc.(a)	2,368	9,993

		11,615,547
PIPELINES—0.10%
El Paso Corp.	6,018	66,860
Williams Companies Inc. (The)	10,948	200,129

		266,989
REAL ESTATE—0.15%
CB Richard Ellis Group Inc. Class A(a)	12,961	176,399
HFF Inc. Class A(a)	553	3,910
Jones Lang LaSalle Inc.	1,908	125,241
Kennedy-Wilson Holdings Inc.(a)	843	8,514
St. Joe Co. (The)(a)(b)	3,854	89,259

		403,323
REAL ESTATE INVESTMENT TRUSTS—0.89%
Acadia Realty Trust	429	7,216
Alexander’s Inc.	60	18,175
AMB Property Corp.	693	16,431

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

Apartment Investment and Management Co. Class A	2,601	50,381
Associated Estates Realty Corp.	759	9,829
Digital Realty Trust Inc.(b)	3,395	195,824
DuPont Fabros Technology Inc.	747	18,346
EastGroup Properties Inc.	568	20,209
Equity Lifestyle Properties Inc.	740	35,690
Equity One Inc.	228	3,557
Equity Residential	814	33,895
Essex Property Trust Inc.	529	51,599
Federal Realty Investment Trust	1,665	117,000
FelCor Lodging Trust Inc.(a)	1,354	6,756
General Growth Properties Inc.	9,182	121,753
Getty Realty Corp.	327	7,328
Home Properties Inc.	580	26,141
LTC Properties Inc.	107	2,597
Mid-America Apartment Communities Inc.	845	43,492
National Health Investors Inc.	465	17,930
Omega Healthcare Investors Inc.	694	13,831
ProLogis	1,300	13,169
PS Business Parks Inc.	168	9,371
Public Storage	5,814	511,109
Saul Centers Inc.	140	5,688
Simon Property Group Inc.	9,234	745,646
Strategic Hotels & Resorts Inc.(a)	1,479	6,493
Tanger Factory Outlet Centers Inc.	1,026	42,456
UDR Inc.	462	8,838
Universal Health Realty Income Trust	268	8,611
Ventas Inc.	1,934	90,801
Vornado Realty Trust	656	47,855
Washington Real Estate Investment Trust	674	18,596

		2,326,613
RETAIL—9.34%
99 Cents Only Stores(a)	1,540	22,792
Abercrombie & Fitch Co. Class A	3,056	93,789
Advance Auto Parts Inc.	4,031	202,276
Aeropostale Inc.(a)	4,240	121,434
AFC Enterprises Inc.(a)	896	8,154
America’s Car-Mart Inc.(a)	262	5,929
American Eagle Outfitters Inc.	2,469	29,011
AnnTaylor Stores Corp.(a)	2,651	43,132
Asbury Automotive Group Inc.(a)	1,279	13,481
AutoNation Inc.(a)(b)	1,100	21,450
AutoZone Inc.(a)	1,275	246,355
Bebe Stores Inc.	283	1,811
Bed Bath & Beyond Inc.(a)	12,035	446,258
Best Buy Co. Inc.	15,752	533,363
Big 5 Sporting Goods Corp.	990	13,009
Big Lots Inc.(a)	3,681	118,123
Biglari Holdings Inc.(a)	6	1,721
BJ’s Restaurants Inc.(a)	910	21,476
BJ’s Wholesale Club Inc.(a)	240	8,882
Bon-Ton Stores Inc. (The)(a)	188	1,833
Brinker International Inc.	4,165	60,226
Brown Shoe Co. Inc.	1,321	20,053
Buckle Inc. (The)(b)	1,050	34,041
Buffalo Wild Wings Inc.(a)	884	32,337
Burger King Holdings Inc.	4,260	71,738
California Pizza Kitchen Inc.(a)	954	14,453
Caribou Coffee Co. Inc.(a)	332	3,144
CarMax Inc.(a)	10,171	202,403
Carrols Restaurant Group Inc.(a)	630	2,879
Casey’s General Stores Inc.	926	32,317

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

Cash America International Inc.	426	14,599
Casual Male Retail Group Inc.(a)	1,544	5,280
Cato Corp. (The) Class A	1,283	28,252
CEC Entertainment Inc.(a)	1,050	37,023
Cheesecake Factory Inc. (The)(a)	2,870	63,886
Chico’s FAS Inc.	8,198	80,996
Children’s Place Retail Stores Inc. (The)(a)	1,098	48,334
Chipotle Mexican Grill Inc.(a)	1,443	197,417
Christopher & Banks Corp.	960	5,942
Citi Trends Inc.(a)	706	23,256
CKE Restaurants Inc.	2,200	27,566
Coldwater Creek Inc.(a)	2,374	7,977
Collective Brands Inc.(a)	1,989	31,426
Conn’s Inc.(a)	39	229
Copart Inc.(a)	3,279	117,421
Costco Wholesale Corp.	20,104	1,102,302
Cracker Barrel Old Country Store Inc.	999	46,513
CVS Caremark Corp.	6,930	203,188
Darden Restaurants Inc.	6,403	248,757
Denny’s Corp.(a)	3,170	8,242
Destination Maternity Corp.(a)	237	5,996
Dick’s Sporting Goods Inc.(a)	4,097	101,974
DineEquity Inc.(a)(b)	761	21,247
Dollar General Corp.(a)	3,167	87,251
Dollar Tree Inc.(a)	5,973	248,656
Domino’s Pizza Inc.(a)	593	6,701
Dress Barn Inc.(a)	2,524	60,096
DSW Inc. Class A(a)	624	14,015
Einstein Noah Restaurant Group Inc.(a)	91	982
Express Inc.(a)	697	11,410
EZCORP Inc.(a)	1,992	36,952
Family Dollar Stores Inc.	6,192	233,376
Finish Line Inc. (The) Class A	703	9,793
First Cash Financial Services Inc.(a)	1,349	29,408
Gap Inc. (The)	18,696	363,824
Genesco Inc.(a)	111	2,920
Group 1 Automotive Inc.(a)	225	5,294
Haverty Furniture Companies Inc.	103	1,266
hhgregg Inc.(a)	537	12,523
Hibbett Sports Inc.(a)	1,269	30,405
Home Depot Inc. (The)	76,843	2,156,983
Hot Topic Inc.	176	894
HSN Inc.(a)	1,835	44,040
J. Crew Group Inc.(a)	2,501	92,062
J.C. Penney Co. Inc.	3,479	74,729
Jack in the Box Inc.(a)	2,394	46,563
Jamba Inc.(a)	2,498	5,321
Jo-Ann Stores Inc.(a)	1,235	46,325
Jos. A. Bank Clothiers Inc.(a)	848	45,784
Kenneth Cole Productions Inc. Class A(a)	110	1,211
Kirkland’s Inc.(a)	562	9,484
Kohl’s Corp.(a)	10,382	493,145
Krispy Kreme Doughnuts Inc.(a)	2,605	8,779
Limited Brands Inc.	12,156	268,283
Lithia Motors Inc. Class A	102	630
Lowe’s Companies Inc.	50,099	1,023,022
Lumber Liquidators Holdings Inc.(a)	993	23,167
Macy’s Inc.	1,879	33,634
McCormick & Schmick’s Seafood Restaurants Inc.(a)	70	522
McDonald’s Corp.	48,911	3,221,768
MSC Industrial Direct Co. Inc. Class A	1,980	100,307
New York & Co. Inc.(a)	75	172
Nordstrom Inc.	7,661	246,608
Nu Skin Enterprises Inc. Class A	2,307	57,513

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

O’Reilly Automotive Inc.(a)	6,324	300,769
Office Depot Inc.(a)	1,239	5,006
OfficeMax Inc.(a)	1,491	19,472
P.F. Chang’s China Bistro Inc.(b)	908	36,002
Panera Bread Co. Class A(a)	1,389	104,578
Pantry Inc. (The)(a)	169	2,385
Papa John’s International Inc.(a)	498	11,514
Penske Automotive Group Inc.(a)	630	7,157
PetSmart Inc.	5,438	164,064
Pier 1 Imports Inc.(a)	4,688	30,050
PriceSmart Inc.	836	19,420
Retail Ventures Inc.(a)	992	7,757
Rite Aid Corp.(a)	1,931	1,892
Ross Stores Inc.	5,603	298,584
rue21 Inc.(a)	653	19,812
Ruth’s Hospitality Group Inc.(a)	756	3,160
Sally Beauty Holdings Inc.(a)	3,830	31,406
School Specialty Inc.(a)	306	5,529
Select Comfort Corp.(a)	2,063	18,051
Shoe Carnival Inc.(a)	75	1,538
Sonic Automotive Inc.(a)	383	3,278
Sonic Corp.(a)	2,590	20,072
Sport Supply Group Inc.	113	1,521
Staples Inc.	33,340	635,127
Starbucks Corp.	33,829	822,045
Stein Mart Inc.(a)	1,085	6,760
Susser Holdings Corp.(a)	70	825
Systemax Inc.	254	3,828
Talbots Inc. (The)(a)	2,747	28,322
Target Corp.	33,400	1,642,278
Texas Roadhouse Inc.(a)	2,517	31,765
Tiffany & Co.	5,749	217,945
Titan Machinery Inc.(a)	187	2,455
TJX Companies Inc. (The)	18,628	781,445
Tractor Supply Co.	1,662	101,332
Ulta Salon Cosmetics & Fragrance Inc.(a)	1,275	30,166
Under Armour Inc. Class A(a)(b)	1,610	53,339
Urban Outfitters Inc.(a)	5,598	192,515
Vitamin Shoppe Inc.(a)	708	18,160
Wal-Mart Stores Inc.	56,008	2,692,305
Walgreen Co.	40,680	1,086,156
Wendy’s/Arby’s Group Inc. Class A	4,905	19,620
Wet Seal Inc. Class A(a)	4,137	15,100
Williams-Sonoma Inc.	4,369	108,439
Winmark Corp.	109	3,648
Yum! Brands Inc.	21,341	833,153
Zumiez Inc.(a)	910	14,660

		24,465,916
SAVINGS & LOANS—0.01%
Capitol Federal Financial	102	3,382
Heritage Financial Group	26	281
Hudson City Bancorp Inc.	1,916	23,452
Investors Bancorp Inc.(a)	199	2,611
Oritani Financial Corp.	734	7,340
ViewPoint Financial Group	117	1,621

		38,687
SEMICONDUCTORS—4.19%
Actel Corp.(a)	389	4,987
Advanced Analogic Technologies Inc.(a)	721	2,300
Advanced Micro Devices Inc.(a)	10,654	77,987

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

Alpha & Omega Semiconductor Ltd.(a)	23	318
Altera Corp.	13,609	337,639
Amkor Technology Inc.(a)	5,054	27,848
ANADIGICS Inc.(a)	2,040	8,894
Analog Devices Inc.	13,684	381,236
Applied Materials Inc.	61,193	735,540
Applied Micro Circuits Corp.(a)	3,033	31,786
Atmel Corp.(a)	18,696	89,741
ATMI Inc.(a)	103	1,508
Avago Technologies Ltd.(a)	4,816	101,425
Axcelis Technologies Inc.(a)	413	640
AXT Inc.(a)	584	2,634
Broadcom Corp. Class A	22,667	747,331
Brooks Automation Inc.(a)	1,677	12,963
Cabot Microelectronics Corp.(a)	248	8,578
Cavium Networks Inc.(a)	2,004	52,485
CEVA Inc.(a)	1,183	14,906
Cirrus Logic Inc.(a)	3,010	47,588
Cohu Inc.	206	2,499
Conexant Systems Inc.(a)	3,478	7,791
Cree Inc.(a)	4,907	294,567
Cypress Semiconductor Corp.(a)	7,087	71,153
Diodes Inc.(a)	1,675	26,582
Entegris Inc.(a)	1,777	7,055
Entropic Communications Inc.(a)	2,388	15,140
Exar Corp.(a)	157	1,088
FSI International Inc.(a)	1,357	5,686
GSI Technology Inc.(a)	625	3,575
Hittite Microwave Corp.(a)	1,234	55,209
Ikanos Communications Inc.(a)	176	283
Integrated Device Technology Inc.(a)	4,465	22,102
Integrated Silicon Solution Inc.(a)	998	7,525
Intel Corp.	172,963	3,364,130
Intersil Corp. Class A	1,643	19,897
IPG Photonics Corp.(a)	1,190	18,124
IXYS Corp.(a)	1,052	9,300
KLA-Tencor Corp.	409	11,403
Kopin Corp.(a)	76	258
Kulicke and Soffa Industries Inc.(a)	3,290	23,096
Lam Research Corp.(a)	5,767	219,492
Lattice Semiconductor Corp.(a)	5,176	22,464
Linear Technology Corp.	10,264	285,442
LTX-Credence Corp.(a)	6,529	18,477
Marvell Technology Group Ltd.(a)	24,650	388,484
Mattson Technology Inc.(a)	2,158	8,179
Maxim Integrated Products Inc.	13,754	230,104
MaxLinear Inc.(a)	317	4,432
MEMC Electronic Materials Inc.(a)	4,451	43,976
Micrel Inc.	2,272	23,129
Microchip Technology Inc.	8,381	232,489
Microsemi Corp.(a)	1,529	22,369
Microtune Inc.(a)	335	714
Mindspeed Technologies Inc.(a)	1,466	10,980
MIPS Technologies Inc. Class A(a)	2,030	10,373
MKS Instruments Inc.(a)	927	17,353
Monolithic Power Systems Inc.(a)	1,579	28,201
MoSys Inc.(a)	1,128	4,986
Nanometrics Inc.(a)	765	7,719
National Semiconductor Corp.	9,961	134,075
NetLogic Microsystems Inc.(a)(b)	2,837	77,166
Novellus Systems Inc.(a)	3,865	98,016
NVIDIA Corp.(a)	25,690	262,295
OmniVision Technologies Inc.(a)	1,791	38,399
ON Semiconductor Corp.(a)	19,530	124,601

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

Pericom Semiconductor Corp.(a)	134	1,286
PLX Technology Inc.(a)	829	3,474
PMC-Sierra Inc.(a)	554	4,166
Power Integrations Inc.	1,104	35,543
QLogic Corp.(a)	5,162	85,792
Rambus Inc.(a)	4,939	86,531
Richardson Electronics Ltd.	187	1,683
Rovi Corp.(a)	4,639	175,864
Rubicon Technology Inc.(a)	578	17,219
Rudolph Technologies Inc.(a)	1,307	9,868
Semtech Corp.(a)	2,841	46,507
Silicon Image Inc.(a)	2,524	8,859
Silicon Laboratories Inc.(a)	2,132	86,474
Skyworks Solutions Inc.(a)	8,197	137,628
Standard Microsystems Corp.(a)	259	6,030
Supertex Inc.(a)	475	11,714
Teradyne Inc.(a)	8,050	78,488
Tessera Technologies Inc.(a)	1,404	22,534
Texas Instruments Inc.	25,294	588,844
TriQuint Semiconductor Inc.(a)	6,996	42,746
Ultra Clean Holdings Inc.(a)	929	7,915
Ultratech Inc.(a)	1,021	16,612
Varian Semiconductor Equipment Associates Inc.(a)	3,384	96,985
Veeco Instruments Inc.(a)(b)	1,835	62,904
Virage Logic Corp.(a)	1,001	11,902
Volterra Semiconductor Corp.(a)	1,094	25,228
Xilinx Inc.	12,663	319,867
Zoran Corp.(a)	371	3,539

		10,964,914
SOFTWARE—6.59%
ACI Worldwide Inc.(a)	1,541	30,003
Activision Blizzard Inc.	6,531	68,510
Actuate Corp.(a)	1,262	5,616
Acxiom Corp.(a)	3,083	45,289
Adobe Systems Inc.(a)	24,041	635,404
Advent Software Inc.(a)	732	34,375
Allscripts-Misys Healthcare Solutions Inc.(a)	2,896	46,626
American Reprographics Co.(a)	395	3,448
American Software Inc. Class A	1,261	5,826
ANSYS Inc.(a)	4,079	165,485
ArcSight Inc.(a)	1,098	24,584
Aspen Technology Inc.(a)	2,793	30,416
athenahealth Inc.(a)(b)	1,559	40,737
Autodesk Inc.(a)	10,431	254,099
Automatic Data Processing Inc.	22,839	919,498
Blackbaud Inc.	2,030	44,193
Blackboard Inc.(a)	1,610	60,101
BMC Software Inc.(a)	8,312	287,845
Bottomline Technologies Inc.(a)	1,159	15,102
Broadridge Financial Solutions Inc.	5,630	107,251
CA Inc.	14,303	263,175
Cerner Corp.(a)	3,139	238,219
Citrix Systems Inc.(a)	8,313	351,058
CommVault Systems Inc.(a)	1,802	40,545
Computer Programs and Systems Inc.	459	18,782
Compuware Corp.(a)	5,735	45,765
Concur Technologies Inc.(a)	1,890	80,665
Convio Inc.(a)	269	1,974
CSG Systems International Inc.(a)	910	16,680
Deltek Inc.(a)	766	6,388
DemandTec Inc.(a)	854	5,765
Digi International Inc.(a)	495	4,094

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

DivX Inc.(a)	740	5,668
Dun & Bradstreet Corp. (The)	2,315	155,383
DynaVox Inc.(a)	51	817
Ebix Inc.(a)(b)	984	15,429
Eclipsys Corp.(a)	2,590	46,206
Electronic Arts Inc.(a)	14,216	204,710
Emdeon Inc. Class A(a)	968	12,129
Epicor Software Corp.(a)	1,315	10,507
EPIQ Systems Inc.(a)	214	2,767
FalconStor Software Inc.(a)	1,312	3,464
Fiserv Inc.(a)	4,669	213,187
Global Defense Technology & Systems Inc.(a)	98	1,251
Global Payments Inc.	3,728	136,221
Guidance Software Inc.(a)	607	3,169
infoGROUP Inc.(a)	1,466	11,699
Informatica Corp.(a)	4,203	100,368
InnerWorkings Inc.(a)(b)	1,256	8,578
Interactive Intelligence Inc.(a)	528	8,675
Intuit Inc.(a)	12,823	445,856
JDA Software Group Inc.(a)	406	8,924
Lawson Software Inc.(a)	6,261	45,705
ManTech International Corp. Class A(a)	916	38,994
MedAssets Inc.(a)	1,829	42,213
Medidata Solutions Inc.(a)	826	12,795
Microsoft Corp.	233,119	5,364,068
MicroStrategy Inc. Class A(a)	409	30,712
MoneyGram International Inc.(a)	3,158	7,737
Monotype Imaging Holdings Inc.(a)	958	8,632
MSCI Inc. Class A(a)	4,867	133,356
NetSuite Inc.(a)(b)	770	9,733
Nuance Communications Inc.(a)	10,337	154,538
Omnicell Inc.(a)	1,357	15,863
OPNET Technologies Inc.	506	7,433
Oracle Corp.	173,273	3,718,439
Parametric Technology Corp.(a)	5,390	84,461
Paychex Inc.	14,763	383,395
PDF Solutions Inc.(a)	972	4,666
Pegasystems Inc.	754	24,211
Phase Forward Inc.(a)	1,483	24,736
Progress Software Corp.(a)	1,900	57,057
PROS Holdings Inc.(a)	1,026	6,669
QAD Inc.(a)	399	1,648
Quality Systems Inc.(b)	884	51,263
Quest Software Inc.(a)	2,451	44,216
Red Hat Inc.(a)	8,641	250,071
Renaissance Learning Inc.(b)	334	4,906
Rosetta Stone Inc.(a)(b)	496	11,388
Salesforce.com Inc.(a)	5,216	447,637
Schawk Inc.	404	6,040
SeaChange International Inc.(a)	762	6,271
SEI Investments Co.	6,795	138,346
Smith Micro Software Inc.(a)	1,199	11,402
SolarWinds Inc.(a)	1,565	25,103
Solera Holdings Inc.	3,232	116,998
SS&C Technologies Holdings Inc.(a)	538	8,624
Sybase Inc.(a)	3,983	257,541
Synchronoss Technologies Inc.(a)	895	16,978
Take-Two Interactive Software Inc.(a)	490	4,410
Taleo Corp. Class A(a)	1,823	44,281
THQ Inc.(a)	1,456	6,290
Trident Microsystems Inc.(a)	1,050	1,491
Ultimate Software Group Inc.(a)	1,123	36,902
Unica Corp.(a)	770	7,377
VeriFone Systems Inc.(a)	3,869	73,240
VMware Inc. Class A(a)	3,342	209,176

		17,249,538

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

TELECOMMUNICATIONS—4.79%
Acme Packet Inc.(a)	2,010	54,029
ADC Telecommunications Inc.(a)	3,715	27,528
ADTRAN Inc.	2,815	76,765
Alaska Communications Systems Group Inc.	2,030	17,235
Amdocs Ltd.(a)	2,616	70,240
American Tower Corp. Class A(a)	18,421	819,735
Anaren Inc.(a)	74	1,106
Anixter International Inc.(a)	629	26,795
Applied Signal Technology Inc.	330	6,485
ARRIS Group Inc.(a)	765	7,795
Aruba Networks Inc.(a)	3,196	45,511
Atheros Communications Inc.(a)	3,150	86,751
Atlantic Tele-Network Inc.	389	16,066
BigBand Networks Inc.(a)	1,431	4,322
Calix Inc.(a)	296	3,037
Cbeyond Inc.(a)	1,050	13,125
Ciena Corp.(a)(b)	4,184	53,053
Cincinnati Bell Inc.(a)	1,750	5,268
Cisco Systems Inc.(a)	259,819	5,536,743
Clearwire Corp. Class A(a)	5,217	37,980
Comtech Telecommunications Corp.(a)	520	15,564
Consolidated Communications Holdings Inc.	849	14,442
Corning Inc.	8,970	144,866
CPI International Inc.(a)	70	1,091
Crown Castle International Corp.(a)	13,227	492,838
DigitalGlobe Inc.(a)	1,238	32,559
EMS Technologies Inc.(a)	128	1,923
Extreme Networks Inc.(a)	1,128	3,046
Finisar Corp.(a)	3,402	50,690
Frontier Communications Corp.(b)	5,012	35,635
GeoEye Inc.(a)	1,001	31,171
Global Crossing Ltd.(a)(b)	1,148	12,134
Globecomm Systems Inc.(a)	56	462
Harmonic Inc.(a)	1,160	6,310
Harris Corp.	5,908	246,068
Hughes Communications Inc.(a)	279	6,788
Hypercom Corp.(a)	1,990	9,234
ICO Global Communications (Holdings) Ltd.(a)	2,956	4,759
Infinera Corp.(a)	4,015	25,816
InterDigital Inc.(a)(b)	1,993	49,207
Ixia(a)	1,090	9,363
JDS Uniphase Corp.(a)	9,791	96,343
Juniper Networks Inc.(a)	23,832	543,846
Knology Inc.(a)	1,228	13,422
KVH Industries Inc.(a)	603	7,489
Level 3 Communications Inc.(a)	28,711	31,295
LogMeIn Inc.(a)	668	17,522
Loral Space & Communications Inc.(a)	490	20,933
Meru Networks Inc.(a)	246	2,918
MetroPCS Communications Inc.(a)	5,638	46,175
NETGEAR Inc.(a)	1,579	28,169
Network Equipment Technologies Inc.(a)	910	3,176
NeuStar Inc. Class A(a)	3,631	74,871
Neutral Tandem Inc.(a)	1,515	17,044
Newport Corp.(a)	539	4,883
NII Holdings Inc.(a)	6,010	195,445
Novatel Wireless Inc.(a)	383	2,198
NTELOS Holdings Corp.	1,330	22,876
Occam Networks Inc.(a)	573	3,186

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

Oclaro Inc.(a)	2,212	24,531
Oplink Communications Inc.(a)	386	5,531
PAETEC Holding Corp.(a)	4,274	14,574
Plantronics Inc.	2,183	62,434
Polycom Inc.(a)	3,868	115,228
Preformed Line Products Co.	79	2,208
QUALCOMM Inc.	74,525	2,447,401
RCN Corp.(a)	1,667	24,688
RF Micro Devices Inc.(a)	11,410	44,613
SAVVIS Inc.(a)	1,618	23,866
SBA Communications Corp. Class A(a)	5,419	184,300
Shenandoah Telecommunications Co.	1,113	19,745
ShoreTel Inc.(a)	2,084	9,670
Sonus Networks Inc.(a)	7,638	20,699
Syniverse Holdings Inc.(a)	3,152	64,458
Tekelec(a)	510	6,752
TeleNav Inc.(a)	366	3,071
TESSCO Technologies Inc.	133	2,221
tw telecom inc.(a)	7,052	117,627
USA Mobility Inc.	537	6,938
ViaSat Inc.(a)	591	19,243
Vonage Holdings Corp.(a)	2,003	4,607
Windstream Corp.	8,820	93,139

		12,552,870
TEXTILES—0.01%
Culp Inc.(a)	402	4,406
Mohawk Industries Inc.(a)	296	13,545

		17,951
TOYS, GAMES & HOBBIES—0.17%
Hasbro Inc.	5,936	243,969
LeapFrog Enterprises Inc.(a)	456	1,833
Mattel Inc.	9,704	205,337
RC2 Corp.(a)	82	1,321

		452,460
TRANSPORTATION—1.63%
C.H. Robinson Worldwide Inc.	7,586	422,237
CAI International Inc.(a)	168	1,999
Celadon Group Inc.(a)	150	2,121
Con-way Inc.	240	7,205
Dynamex Inc.(a)	425	5,185
Echo Global Logistics Inc.(a)(b)	477	5,824
Expeditors International of Washington Inc.	9,741	336,162
FedEx Corp.	9,216	646,134
Forward Air Corp.	1,303	35,507
Frontline Ltd.	1,918	54,740
Genesee & Wyoming Inc. Class A(a)	1,750	65,292
Golar LNG Ltd.	237	2,339
Heartland Express Inc.	2,265	32,888
Hub Group Inc. Class A(a)	1,687	50,627
J.B. Hunt Transport Services Inc.	4,063	132,738
Kansas City Southern Industries Inc.(a)	2,738	99,526
Kirby Corp.(a)	194	7,420
Knight Transportation Inc.	2,686	54,365
Landstar System Inc.	2,306	89,911
Marten Transport Ltd.(a)	174	3,616
Old Dominion Freight Line Inc.(a)	1,132	39,778
Pacer International Inc.(a)	1,522	10,639
Patriot Transportation Holding Inc.(a)	10	809

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

Quality Distribution Inc.(a)	119	615
Roadrunner Transportation Systems Inc.(a)	293	4,164
Ryder System Inc.	1,266	50,931
Scorpio Tankers Inc.(a)	435	4,981
Union Pacific Corp.	2,902	201,718
United Parcel Service Inc. Class B	32,535	1,850,916
UTi Worldwide Inc.	3,841	47,552
Werner Enterprises Inc.	262	5,735

		4,273,674
TRUCKING & LEASING—0.01%
GATX Corp.	634	16,915
TAL International Group Inc.	81	1,820
Textainer Group Holdings Ltd.	414	9,994

		28,729
WATER—0.00%
Southwest Water Co.	479	5,020

		5,020

TOTAL COMMON STOCKS
(Cost: $295,338,366)		261,506,057

WARRANTS—0.00%

ENERGY - ALTERNATE SOURCES—0.00%
GreenHunter Energy Inc. (Expires 9/14/11)(a)(b)(d)	27	0

		0
TELECOMMUNICATIONS—0.00%
Lantronix Inc. (Expires 2/9/11)(a)(d)	2	0

		0

TOTAL WARRANTS
(Cost: $0)		0

SHORT-TERM INVESTMENTS—1.38%

MONEY MARKET FUNDS—1.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(e)(f)	2,759,733	2,759,733
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(e)(f)	663,366	663,366
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(e)	193,347	193,347

		3,616,446

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Growth Index Fund

June 30, 2010

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,616,446)	3,616,446

TOTAL INVESTMENTS IN SECURITIES—101.21%
(Cost: $298,954,812)	265,122,503
Other Assets, Less Liabilities—(1.21)%	(3,182,984)

NET ASSETS—100.00%	$261,939,519

NVS—Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Russell 3000 Value Index Fund

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.79%

ADVERTISING—0.06%
Clear Channel Outdoor Holdings Inc. Class A(a)	1,956	$16,978
Gaiam Inc. Class A	749	4,546
Lamar Advertising Co. Class A(a)(b)	2,222	54,483
Marchex Inc. Class B	901	3,469
Omnicom Group Inc.	2,892	99,196

		178,672
AEROSPACE & DEFENSE—1.82%
AAR Corp.(a)	1,889	31,622
Alliant Techsystems Inc.(a)	115	7,137
Argon ST Inc.(a)	657	22,529
BE Aerospace Inc.(a)	4,673	118,834
Boeing Co. (The)	7,020	440,505
Curtiss-Wright Corp.	2,240	65,050
Ducommun Inc.	526	8,995
Esterline Technologies Corp.(a)	1,448	68,708
GenCorp Inc.(a)	2,628	11,511
General Dynamics Corp.	16,890	989,078
Goodrich Corp.	4,376	289,910
Herley Industries Inc.(a)	681	9,711
Kaman Corp.	579	12,807
Kratos Defense & Security Solutions Inc.(a)	759	7,970
L-3 Communications Holdings Inc.	5,634	399,113
LMI Aerospace Inc.(a)	419	6,608
Lockheed Martin Corp.	3,231	240,709
Moog Inc. Class A(a)	2,215	71,389
Northrop Grumman Corp.	14,735	802,173
Orbital Sciences Corp.(a)	1,643	25,910
Raytheon Co.	18,634	901,699
Rockwell Collins Inc.	3,626	192,649
Spirit AeroSystems Holdings Inc. Class A(a)	4,375	83,387
Teledyne Technologies Inc.(a)	1,275	49,190
Triumph Group Inc.	816	54,370
United Technologies Corp.	3,901	253,214

		5,164,778
AGRICULTURE—1.32%
Alico Inc.	107	2,459
Alliance One International Inc.(a)	4,290	15,272
Altria Group Inc.	42,492	851,540
Andersons Inc. (The)	890	29,005
Archer-Daniels-Midland Co.	31,466	812,452
Bunge Ltd.	7,009	344,773
Griffin Land & Nurseries Inc.	127	3,226
Lorillard Inc.	7,434	535,099
Philip Morris International Inc.	14,339	657,300
Reynolds American Inc.	8,172	425,925
Tejon Ranch Co.(a)	415	9,578
Universal Corp.	1,183	46,941
Vector Group Ltd.	704	11,841

		3,745,411
AIRLINES—0.28%
AirTran Holdings Inc.(a)	6,547	31,753
Alaska Air Group Inc.(a)	1,648	74,078

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

AMR Corp.(a)	10,936	74,146
Copa Holdings SA Class A	536	23,702
Hawaiian Holdings Inc.(a)	1,888	9,761
JetBlue Airways Corp.(a)(b)	11,918	65,430
Pinnacle Airlines Corp.(a)	873	4,749
Republic Airways Holdings Inc.(a)	1,641	10,027
SkyWest Inc.	2,742	33,507
Southwest Airlines Co.	31,384	348,676
UAL Corp.(a)(b)	2,047	42,086
US Airways Group Inc.(a)	7,876	67,812

		785,727
APPAREL—0.18%
American Apparel Inc.(a)	1,306	2,390
Columbia Sportswear Co.	561	26,182
Delta Apparel Inc.(a)	252	3,679
Iconix Brand Group Inc.(a)	3,531	50,740
Jones Apparel Group Inc.	4,255	67,442
K-Swiss Inc. Class A(a)	611	6,862
Perry Ellis International Inc.(a)	472	9,534
Quiksilver Inc.(a)	6,373	23,580
Timberland Co. Class A(a)	610	9,851
Unifi Inc.(a)	2,069	7,904
VF Corp.	4,283	304,864
Weyco Group Inc.	174	3,964

		516,992
AUTO MANUFACTURERS—0.01%
Force Protection Inc.(a)	3,378	13,850
Wabash National Corp.(a)	2,850	20,263

		34,113
AUTO PARTS & EQUIPMENT—0.16%
ATC Technology Corp.(a)	589	9,495
Autoliv Inc.(a)	2,747	131,444
BorgWarner Inc.(a)	443	16,542
Commercial Vehicle Group Inc.(a)	1,177	12,017
Dana Holding Corp.(a)	537	5,370
Douglas Dynamics Inc.(a)	545	6,267
Exide Technologies Inc.(a)	2,748	14,290
Federal-Mogul Corp. Class A(a)	752	9,791
Fuel Systems Solutions Inc.(a)	30	778
Johnson Controls Inc.	1,875	50,381
Lear Corp.(a)	1,590	105,258
Miller Industries Inc.	480	6,466
Modine Manufacturing Co.(a)	2,284	17,541
Spartan Motors Inc.	1,569	6,590
Standard Motor Products Inc.	712	5,746
Superior Industries International Inc.	918	12,338
Titan International Inc.	1,475	14,706
TRW Automotive Holdings Corp.(a)	1,243	34,269

		459,289
BANKS—9.62%
1st Source Corp.	745	12,605
1st United Bancorp Inc.(a)	1,045	7,691
Alliance Financial Corp.(b)	221	6,144
American National Bankshares Inc.	290	6,203
Ameris Bancorp(a)	1,178	11,379
Ames National Corp.	388	7,582
Arrow Financial Corp.	427	9,864

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

Associated Banc-Corp	8,435	103,413
BancFirst Corp.	349	12,735
Banco Latinoamericano de Comercio Exterior SA Class E	1,363	17,024
Bancorp Inc. (The)(a)	1,134	8,879
Bancorp Rhode Island Inc.	190	4,978
BancorpSouth Inc.	4,076	72,879
Bank Mutual Corp.	2,227	12,649
Bank of America Corp.	489,231	7,030,249
Bank of Hawaii Corp.	1,593	77,022
Bank of Marin Bancorp	250	7,982
Bank of New York Mellon Corp. (The)	59,193	1,461,475
Bank of the Ozarks Inc.	557	19,757
BB&T Corp.	33,852	890,646
BOK Financial Corp.	1,225	58,151
Boston Private Financial Holdings Inc.	3,342	21,489
Bridge Bancorp Inc.	197	4,783
Bryn Mawr Bank Corp.	405	6,796
Camden National Corp.	382	10,494
Capital City Bank Group Inc.(b)	600	7,428
CapitalSource Inc.	15,662	74,551
Cardinal Financial Corp.	1,379	12,742
Cathay General Bancorp	3,804	39,295
Center Financial Corp.(a)	1,698	8,745
CenterState Banks Inc.	1,060	10,695
Century Bancorp Inc. Class A	178	3,923
Chemical Financial Corp.(b)	1,201	26,158
Citizens & Northern Corp.	575	6,152
Citizens Republic Bancorp Inc.(a)	20,282	17,240
City Holding Co.	762	21,245
City National Corp.	2,210	113,218
CNB Financial Corp.(b)	413	4,535
CoBiz Financial Inc.	1,614	10,636
Columbia Banking System Inc.	1,902	34,731
Comerica Inc.	8,585	316,186
Commerce Bancshares Inc.	3,524	126,829
Community Bank System Inc.	1,604	35,336
Community Trust Bancorp Inc.	676	16,968
Cullen/Frost Bankers Inc.	2,556	131,378
CVB Financial Corp.	4,352	41,344
Eagle Bancorp Inc.(a)	824	9,707
East West Bancorp Inc.	7,215	110,029
Encore Bancshares Inc.(a)	375	3,709
Enterprise Financial Services Corp.(b)	706	6,806
F.N.B. Corp.	5,600	44,968
Fifth Third Bancorp	38,687	475,463
Financial Institutions Inc.	547	9,715
First Bancorp (North Carolina)	734	10,636
First BanCorp (Puerto Rico)(a)(b)	4,292	2,275
First Bancorp Inc. (Maine)	445	5,843
First Busey Corp.	2,507	11,357
First Citizens BancShares Inc. Class A	264	50,775
First Commonwealth Financial Corp.	4,250	22,312
First Community Bancshares Inc.	757	11,120
First Financial Bancorp	2,832	42,338
First Financial Bankshares Inc.	566	27,219
First Financial Corp.	551	14,221
First Horizon National Corp.(a)	11,120	127,324
First Interstate BancSystem Inc.	593	9,328
First Merchants Corp.	1,222	10,363
First Midwest Bancorp Inc.	3,625	44,080
First of Long Island Corp. (The)	275	7,070
First South Bancorp Inc.(b)	427	4,530
FirstMerit Corp.	5,258	90,070
Fulton Financial Corp.	9,681	93,422
German American Bancorp Inc.	529	8,094

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

Glacier Bancorp Inc.(b)	3,517	51,594
Great Southern Bancorp Inc.	485	9,850
Green Bancshares Inc.(a)	563	7,190
Hancock Holding Co.	1,414	47,171
Hanmi Financial Corp.(a)	2,372	2,989
Heartland Financial USA Inc.(b)	653	11,284
Heritage Financial Corp.(a)	498	7,455
Home Bancshares Inc.	1,061	24,201
Hudson Valley Holding Corp.	573	13,248
Huntington Bancshares Inc.	34,910	193,401
IBERIABANK Corp.	1,307	67,284
Independent Bank Corp. (Massachusetts)	1,042	25,717
International Bancshares Corp.(b)	2,597	43,344
K-Fed Bancorp(b)	200	1,816
KeyCorp	42,804	329,163
Lakeland Bancorp Inc.	1,032	8,793
Lakeland Financial Corp.	776	15,504
M&T Bank Corp.	3,582	304,291
MainSource Financial Group Inc.	1,020	7,313
Marshall & Ilsley Corp.	25,688	184,440
MB Financial Inc.	2,567	47,207
Merchants Bancshares Inc.	225	5,000
Metro Bancorp Inc.(a)	644	7,947
MidSouth Bancorp Inc.(b)	351	4,482
MidWestOne Financial Group Inc.	326	5,046
Nara Bancorp Inc.(a)	1,827	15,402
National Bankshares Inc.(b)	330	7,996
National Penn Bancshares Inc.	6,177	37,124
NBT Bancorp Inc.	1,668	34,061
Northern Trust Corp.	7,067	330,029
Northfield Bancorp Inc.	895	11,617
Old National Bancorp	4,267	44,206
OmniAmerican Bancorp Inc.(a)	564	6,368
Oriental Financial Group Inc.	1,600	20,256
Orrstown Financial Services Inc.	319	7,059
Pacific Continental Corp.	924	8,750
PacWest Bancorp	1,486	27,209
Park National Corp.	605	39,349
Peapack-Gladstone Financial Corp.	449	5,253
Penns Woods Bancorp Inc.	181	5,506
Peoples Bancorp Inc.	531	7,699
Pinnacle Financial Partners Inc.(a)	1,646	21,151
PNC Financial Services Group Inc. (The)(c)	25,677	1,450,750
Popular Inc.(a)	31,213	83,651
Porter Bancorp Inc.	139	1,754
PrivateBancorp Inc.	2,515	27,866
Prosperity Bancshares Inc.	2,276	79,091
Regions Financial Corp.	58,052	381,982
Renasant Corp.	1,046	15,010
Republic Bancorp Inc. Class A	469	10,506
S&T Bancorp Inc.	1,218	24,068
S.Y. Bancorp Inc.	484	11,122
Sandy Spring Bancorp Inc.	1,187	16,630
Santander BanCorp(a)	234	2,958
SCBT Financial Corp.	616	21,696
Sierra Bancorp(b)	449	5,163
Simmons First National Corp. Class A	840	22,058
Southside Bancshares Inc.	760	14,926
Southwest Bancorp Inc.	930	12,360
State Bancorp Inc.	791	7,514
State Street Corp.	24,542	830,010
Stellar One Corp.	1,134	14,481
Sterling Bancorp	1,303	11,727
Sterling Bancshares Inc.	4,518	21,280
Suffolk Bancorp	329	10,179

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

SunTrust Banks Inc.	24,329	566,866
Susquehanna Bancshares Inc.	6,340	52,812
SVB Financial Group(a)	2,027	83,573
Synovus Financial Corp.	38,033	96,604
Taylor Capital Group Inc.(a)	454	5,875
TCF Financial Corp.	6,933	115,157
Texas Capital Bancshares Inc.(a)	1,768	28,995
Tompkins Financial Corp.	380	14,345
Tower Bancorp Inc.	286	6,261
TowneBank(b)	1,132	16,437
TriCo Bancshares	695	11,766
TrustCo Bank Corp. NY	3,518	19,701
Trustmark Corp.	3,121	64,979
U.S. Bancorp	93,504	2,089,814
UMB Financial Corp.	1,551	55,154
Umpqua Holdings Corp.	5,589	64,162
Union First Market Bankshares Corp.	891	10,924
United Bankshares Inc.	1,900	45,486
United Community Banks Inc.(a)	4,544	17,949
Univest Corp. of Pennsylvania	807	13,977
Valley National Bancorp	7,851	106,931
Virginia Commerce Bancorp Inc.(a)	951	5,944
Washington Banking Co.(b)	755	9,656
Washington Trust Bancorp Inc.	680	11,587
Webster Financial Corp.	3,191	57,247
Wells Fargo & Co.	237,298	6,074,829
WesBanco Inc.	1,138	19,175
West Bancorporation Inc.(a)	799	5,441
West Coast Bancorp	4,500	11,475
Westamerica Bancorporation(b)	792	41,596
Western Alliance Bancorporation(a)	2,840	20,363
Whitney Holding Corp.	4,722	43,678
Wilmington Trust Corp.	4,462	49,484
Wilshire Bancorp Inc.	931	8,146
Wintrust Financial Corp.	1,518	50,610
Zions Bancorporation(b)	7,808	168,419

		27,391,943
BEVERAGES—1.52%
Brown-Forman Corp. Class B NVS	1,277	73,083
Coca-Cola Co. (The)	26,123	1,309,285
Coca-Cola Enterprises Inc.	5,995	155,031
Constellation Brands Inc. Class A(a)	8,944	139,705
Dr Pepper Snapple Group Inc.	8,302	310,412
Farmer Bros. Co.	299	4,512
Hansen Natural Corp.(a)	491	19,203
Molson Coors Brewing Co. Class B NVS	6,407	271,400
PepsiCo Inc.	33,435	2,037,863

		4,320,494
BIOTECHNOLOGY—1.29%
Abraxis BioScience Inc.(a)	212	15,730
Affymetrix Inc.(a)	3,064	18,078
Amgen Inc.(a)	46,724	2,457,682
Bio-Rad Laboratories Inc. Class A(a)	945	81,733
Biogen Idec Inc.(a)	13,086	620,931
Cambrex Corp.(a)	1,379	4,344
Celera Corp.(a)	3,645	23,875
Charles River Laboratories International Inc.(a)	2,449	83,780
CryoLife Inc.(a)	1,229	6,624
Cytokinetics Inc.(a)	115	272
Enzo Biochem Inc.(a)	239	973
Enzon Pharmaceuticals Inc.(a)	901	9,596

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

Exelixis Inc.(a)	2,407	8,352
Genzyme Corp.(a)	3,100	157,387
Inovio Pharmaceuticals Inc.(a)	1,413	1,441
Lexicon Pharmaceuticals Inc.(a)	6,240	7,987
Life Technologies Corp.(a)	2,591	122,425
Martek Biosciences Corp.(a)	1,614	38,268
Maxygen Inc.(a)	1,340	7,410
Nymox Pharmaceutical Corp.(a)	59	184
RTI Biologics Inc.(a)	2,457	7,199
SuperGen Inc.(a)	2,480	5,010
Transcept Pharmaceuticals Inc.(a)	48	400

		3,679,681
BUILDING MATERIALS—0.15%
American DG Energy Inc.(a)	184	572
Apogee Enterprises Inc.	1,352	14,642
Armstrong World Industries Inc.(a)	890	26,860
Broadwind Energy Inc.(a)	3,287	9,204
Builders FirstSource Inc.(a)(b)	1,794	4,306
Comfort Systems USA Inc.	1,848	17,852
Drew Industries Inc.(a)	574	11,595
Interline Brands Inc.(a)	1,477	25,537
LSI Industries Inc.	975	4,758
Masco Corp.	12,201	131,283
Owens Corning(a)	2,466	73,758
PGT Inc.(a)	591	1,519
Quanex Building Products Corp.	1,450	25,070
Simpson Manufacturing Co. Inc.	129	3,167
Texas Industries Inc.	1,021	30,160
Universal Forest Products Inc.	951	28,825
USG Corp.(a)	1,969	23,785

		432,893
CHEMICALS—1.51%
A. Schulman Inc.	1,444	27,378
Aceto Corp.	1,222	7,002
American Vanguard Corp.	968	7,676
Arch Chemicals Inc.	443	13,618
Ashland Inc.	3,484	161,727
Cabot Corp.	3,191	76,935
CF Industries Holdings Inc.	962	61,039
Cytec Industries Inc.	2,378	95,096
Dow Chemical Co. (The)	56,375	1,337,215
E.I. du Pont de Nemours and Co.	29,014	1,003,594
Eastman Chemical Co.	2,796	149,195
Ferro Corp.(a)	2,392	17,629
FMC Corp.	1,115	64,034
Georgia Gulf Corp.(a)	1,630	21,744
H.B. Fuller Co.	2,229	42,329
Hawkins Inc.(b)	65	1,565
Huntsman Corp.	9,157	79,391
Innophos Holdings Inc.	788	20,551
Intrepid Potash Inc.(a)	2,162	42,310
KMG Chemicals Inc.	32	460
Kraton Performance Polymers Inc.(a)	96	1,804
Landec Corp.(a)	1,046	6,161
Minerals Technologies Inc.	848	40,314
NL Industries Inc.	203	1,238
Olin Corp.	1,618	29,270
OM Group Inc.(a)	1,512	36,076
PolyOne Corp.(a)	1,390	11,704
PPG Industries Inc.	6,768	408,855
Quaker Chemical Corp.	156	4,226

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

Rockwood Holdings Inc.(a)	663	15,043
RPM International Inc.	3,144	56,089
Sensient Technologies Corp.	2,419	62,725
Sherwin-Williams Co. (The)	1,715	118,661
Sigma-Aldrich Corp.	451	22,473
Spartech Corp.(a)	834	8,549
Symyx Technologies Inc.(a)	1,578	7,906
TPC Group Inc.(a)	375	6,225
Valspar Corp. (The)	4,350	131,022
W.R. Grace & Co.(a)	2,970	62,489
Westlake Chemical Corp.	947	17,586
Zoltek Companies Inc.(a)(b)	1,346	11,401

		4,290,305
COAL—0.42%
Alpha Natural Resources Inc.(a)	5,102	172,805
Arch Coal Inc.	2,329	46,137
Cloud Peak Energy Inc.(a)	1,211	16,058
CONSOL Energy Inc.	5,936	200,399
Hallador Energy Co.(a)	5	45
International Coal Group Inc.(a)(b)	6,342	24,417
James River Coal Co.(a)	252	4,012
Massey Energy Co.	5,003	136,832
Patriot Coal Corp.(a)(b)	3,789	44,521
Peabody Energy Corp.	13,187	516,007
Walter Energy Inc.	556	33,832

		1,195,065
COMMERCIAL SERVICES—0.92%
Aaron’s Inc.	1,549	26,441
ABM Industries Inc.	1,834	38,422
Advance America Cash Advance Centers Inc.	2,316	9,565
Albany Molecular Research Inc.(a)	1,203	6,220
AMN Healthcare Services Inc.(a)	867	6,485
Barrett Business Services Inc.	141	1,748
Bowne & Co. Inc.	517	5,801
CBIZ Inc.(a)	948	6,029
CDI Corp.	545	8,464
Compass Diversified Holdings	1,464	19,632
Convergys Corp.(a)	4,821	47,294
CoreLogic Inc.	5,070	89,536
Cornell Companies Inc.(a)	565	15,182
Corrections Corp. of America(a)	4,579	87,367
CRA International Inc.(a)	436	8,210
Cross Country Healthcare Inc.(a)	1,490	13,395
Deluxe Corp.	169	3,169
DynCorp International Inc.(a)	728	12,755
Education Management Corp.(a)	901	13,740
Electro Rent Corp.	790	10,104
Equifax Inc.	6,154	172,681
Euronet Worldwide Inc.(a)	2,372	30,338
Exponent Inc.(a)	34	1,112
FTI Consulting Inc.(a)	437	19,049
GEO Group Inc. (The)(a)	746	15,479
Global Cash Access Inc.(a)	257	1,853
Great Lakes Dredge & Dock Corp.	1,823	10,938
H&E Equipment Services Inc.(a)	1,327	9,939
H&R Block Inc.	9,391	147,345
Hackett Group Inc. (The)(a)	622	1,748
HealthSpring Inc.(a)	2,809	43,568
Heidrick & Struggles International Inc.	790	18,028
Hertz Global Holdings Inc.(a)(b)	1,404	13,282
Hill International Inc.(a)	922	3,743

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

Huron Consulting Group Inc.(a)	727	14,111
ICF International Inc.(a)	540	12,922
Interactive Data Corp.	142	4,740
KAR Auction Services Inc.(a)	1,139	14,089
Kelly Services Inc. Class A(a)	1,138	16,922
Kendle International Inc.(a)	670	7,718
Korn/Ferry International(a)	2,130	29,607
LECG Corp.(a)	1,041	2,707
Live Nation Entertainment Inc.(a)	6,829	71,363
Mac-Gray Corp.	554	6,172
Manpower Inc.	3,989	172,245
McGrath RentCorp	699	15,923
McKesson Corp.	7,497	503,499
Michael Baker Corp.(a)	333	11,622
Monster Worldwide Inc.(a)	3,079	35,870
Multi-Color Corp.	463	4,741
Navigant Consulting Inc.(a)	1,878	19,494
On Assignment Inc.(a)	1,552	7,807
PDI Inc.(a)	65	538
PHH Corp.(a)	2,696	51,332
Prospect Medical Holdings Inc.(a)	224	1,355
Quanta Services Inc.(a)	10,243	211,518
R.R. Donnelley & Sons Co.	9,494	155,417
Rent-A-Center Inc.(a)	3,214	65,116
RSC Holdings Inc.(a)	2,369	14,617
Service Corp. International	12,433	92,004
SFN Group Inc.(a)	2,356	12,864
Stewart Enterprises Inc. Class A	3,929	21,256
Team Inc.(a)	842	10,988
TeleTech Holdings Inc.(a)	65	838
Towers Watson & Co. Class A	1,759	68,337
TrueBlue Inc.(a)	811	9,075
United Rentals Inc.(a)	2,968	27,662
Viad Corp.	859	15,161
Volt Information Sciences Inc.(a)	84	706

		2,628,998
COMPUTERS—0.51%
Agilysys Inc.	857	5,733
Brocade Communications Systems Inc.(a)	21,569	111,296
CACI International Inc. Class A(a)	1,361	57,815
CIBER Inc.(a)	3,140	8,698
Computer Sciences Corp.	7,509	339,782
Computer Task Group Inc.(a)	273	1,764
Cray Inc.(a)	958	5,346
Diebold Inc.	2,512	68,452
Electronics For Imaging Inc.(a)	2,185	21,304
Furmanite Corp.(a)	267	1,060
Hutchinson Technology Inc.(a)	1,100	4,763
Imation Corp.(a)	1,431	13,151
Insight Enterprises Inc.(a)	1,740	22,898
Integral Systems Inc.(a)	773	4,909
Lexmark International Inc. Class A(a)	3,827	126,406
Limelight Networks Inc.(a)	315	1,383
Mentor Graphics Corp.(a)	2,979	26,364
Mercury Computer Systems Inc.(a)	1,045	12,258
Quantum Corp.(a)	850	1,598
RadiSys Corp.(a)	299	2,846
Rimage Corp.(a)	479	7,583
Seagate Technology(a)	6,580	85,803
Sigma Designs Inc.(a)(b)	1,270	12,713
Silicon Graphics International Corp.(a)	1,429	10,117
SMART Modular Technologies (WWH) Inc.(a)	1,082	6,330
SRA International Inc. Class A(a)	1,911	37,589

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

Stream Global Services Inc.(a)	32	179
Sykes Enterprises Inc.(a)	1,768	25,159
Synopsys Inc.(a)	6,828	142,500
Tier Technologies Inc. Class B(a)	395	2,402
Unisys Corp.(a)	1,246	23,038
Virtusa Corp.(a)	284	2,650
Western Digital Corp.(a)	8,590	259,074

		1,452,963
COSMETICS & PERSONAL CARE—2.93%
Alberto-Culver Co.	3,229	87,474
Colgate-Palmolive Co.	3,887	306,140
Elizabeth Arden Inc.(a)	1,171	17,003
Procter & Gamble Co. (The)	132,005	7,917,660
Revlon Inc. Class A(a)	290	3,236

		8,331,513
DISTRIBUTION & WHOLESALE—0.26%
BMP Sunstone Corp.(a)(b)	1,063	5,475
Central European Distribution Corp.(a)	3,430	73,333
Chindex International Inc.(a)	372	4,661
Core-Mark Holding Co. Inc.(a)	445	12,193
Genuine Parts Co.	7,732	305,027
Ingram Micro Inc. Class A(a)	7,597	115,398
Owens & Minor Inc.	642	18,220
ScanSource Inc.(a)	1,300	32,409
Tech Data Corp.(a)	2,514	89,549
United Stationers Inc.(a)	440	23,967
WESCO International Inc.(a)	1,391	46,835

		727,067
DIVERSIFIED FINANCIAL SERVICES—7.19%
AmeriCredit Corp.(a)(b)	3,118	56,810
Ameriprise Financial Inc.	10,016	361,878
Artio Global Investors Inc. Class A	146	2,298
Asset Acceptance Capital Corp.(a)	696	2,881
Asta Funding Inc.	496	4,896
BlackRock Inc.(c)	1,113	159,604
Calamos Asset Management Inc. Class A	919	8,528
California First National Bancorp	99	1,222
Capital One Financial Corp.	22,321	899,536
CIT Group Inc.(a)	9,727	329,356
Citigroup Inc.(a)	1,031,702	3,879,200
CME Group Inc.	3,212	904,339
Cohen & Steers Inc.(b)	178	3,692
CompuCredit Holdings Corp.	615	2,435
Cowen Group Inc. Class A(a)	1,722	7,060
Diamond Hill Investment Group Inc.	13	737
Discover Financial Services	26,476	370,135
Doral Financial Corp.(a)(b)	857	2,091
E*TRADE Financial Corp.(a)	10,691	126,368
Encore Capital Group Inc.(a)	222	4,575
Epoch Holding Corp.	75	920
Evercore Partners Inc. Class A	52	1,214
FBR Capital Markets Corp.(a)	2,515	8,375
Federal Agricultural Mortgage Corp.	458	6,426
Federated Investors Inc. Class B	1,373	28,435
First Marblehead Corp. (The)(a)	2,813	6,611
GAMCO Investors Inc. Class A	140	5,208
GFI Group Inc.	1,318	7,354
Gleacher & Co. Inc.(a)	1,859	4,740
GLG Partners Inc.(a)	518	2,269

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

Goldman Sachs Group Inc. (The)	25,107	3,295,796
Interactive Brokers Group Inc. Class A(a)	1,265	20,999
International Assets Holding Corp.(a)	609	9,744
Invesco Ltd.(b)	14,809	249,236
Investment Technology Group Inc.(a)	2,110	33,887
Janus Capital Group Inc.	8,107	71,990
Jefferies Group Inc.(b)	5,664	119,397
JMP Group Inc.	643	3,980
JPMorgan Chase & Co.	194,011	7,102,743
KBW Inc.(a)	568	12,178
Knight Capital Group Inc. Class A(a)	4,586	63,241
LaBranche & Co. Inc.(a)	1,879	8,042
Legg Mason Inc.	7,965	223,259
Marlin Business Services Corp.(a)	404	4,884
MF Global Holdings Ltd.(a)(b)	4,180	23,868
Morgan Stanley	46,587	1,081,284
NASDAQ OMX Group Inc. (The)(a)	5,930	105,435
National Financial Partners Corp.(a)	2,092	20,439
Nelnet Inc. Class A	1,164	22,442
NewStar Financial Inc.(a)	1,235	7,855
NYSE Euronext Inc.	9,948	274,863
Ocwen Financial Corp.(a)	3,594	36,623
Oppenheimer Holdings Inc. Class A	482	11,544
Penson Worldwide Inc.(a)	967	5,454
Piper Jaffray Companies(a)	846	27,258
Raymond James Financial Inc.	4,838	119,450
Rodman & Renshaw Capital Group Inc.(a)	26	74
Sanders Morris Harris Group Inc.	1,062	5,894
SLM Corp.(a)	23,616	245,370
Stifel Financial Corp.(a)	84	3,645
Student Loan Corp. (The)	200	4,816
SWS Group Inc.	1,420	13,490
Teton Advisors Inc. Class B(d)	5	45
Thomas Weisel Partners Group Inc.(a)	553	3,257
TradeStation Group Inc.(a)	1,454	9,815
Virtus Investment Partners Inc.(a)	35	655
Westwood Holdings Group Inc.	29	1,019
World Acceptance Corp.(a)	409	15,669

		20,458,833
ELECTRIC—6.18%
AES Corp. (The)(a)	32,562	300,873
Allegheny Energy Inc.	8,242	170,445
ALLETE Inc.	1,508	51,634
Alliant Energy Corp.	5,397	171,301
Ameren Corp.	11,603	275,803
American Electric Power Co. Inc.	23,456	757,629
Avista Corp.	2,685	52,438
Black Hills Corp.	1,915	54,520
Calpine Corp.(a)	9,075	115,434
CenterPoint Energy Inc.	19,175	252,343
Central Vermont Public Service Corp.	597	11,785
CH Energy Group Inc.	776	30,450
Cleco Corp.	2,963	78,253
CMS Energy Corp.	11,203	164,124
Consolidated Edison Inc.	13,723	591,461
Constellation Energy Group Inc.	8,982	289,669
Dominion Resources Inc.	29,128	1,128,419
DPL Inc.	5,779	138,118
DTE Energy Co.	8,198	373,911
Duke Energy Corp.	64,207	1,027,312
Dynegy Inc.(a)	4,953	19,069
Edison International	15,858	503,016
El Paso Electric Co.(a)	2,143	41,467

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

Empire District Electric Co. (The)	1,968	36,939
Entergy Corp.	9,212	659,763
Exelon Corp.	32,262	1,224,988
FirstEnergy Corp.	14,837	522,707
FPL Group Inc.	20,271	988,414
Great Plains Energy Inc.	6,610	112,502
Hawaiian Electric Industries Inc.	4,545	103,535
IDACORP Inc.	2,348	78,118
Integrys Energy Group Inc.	3,742	163,675
ITC Holdings Corp.	292	15,450
MDU Resources Group Inc.	9,167	165,281
MGE Energy Inc.	1,132	40,797
Mirant Corp.(a)	7,101	74,987
Northeast Utilities	8,573	218,440
NorthWestern Corp.	1,761	46,138
NRG Energy Inc.(a)	12,433	263,704
NSTAR	5,204	182,140
NV Energy Inc.	11,415	134,811
OGE Energy Corp.	4,736	173,148
Ormat Technologies Inc.	459	12,985
Otter Tail Corp.	1,665	32,184
Pepco Holdings Inc.	10,876	170,536
PG&E Corp.	18,240	749,664
Pike Electric Corp.(a)	780	7,348
Pinnacle West Capital Corp.	5,283	192,090
PNM Resources Inc.	4,242	47,426
Portland General Electric Co.	3,677	67,399
PPL Corp.	18,411	459,354
Progress Energy Inc.	13,977	548,178
Public Service Enterprise Group Inc.	24,777	776,263
RRI Energy Inc.(a)	17,263	65,427
SCANA Corp.	5,500	196,680
Southern Co.	40,270	1,340,186
TECO Energy Inc.	10,425	157,105
UIL Holdings Corp.	1,452	36,344
UniSource Energy Corp.	1,764	53,238
Unitil Corp.(b)	520	10,873
Westar Energy Inc.	5,394	116,564
Wisconsin Energy Corp.	5,692	288,812
Xcel Energy Inc.	22,370	461,046

		17,594,713
ELECTRICAL COMPONENTS & EQUIPMENT—0.20%
Advanced Battery Technologies Inc.(a)	948	3,109
Advanced Energy Industries Inc.(a)	643	7,903
Coleman Cable Inc.(a)	22	124
Encore Wire Corp.	915	16,644
Energizer Holdings Inc.(a)	3,404	171,153
Energy Conversion Devices Inc.(a)	1,708	7,003
EnerSys Inc.(a)	1,689	36,094
Generac Holdings Inc.(a)	589	8,252
General Cable Corp.(a)	1,637	43,626
Greatbatch Inc.(a)	1,122	25,032
Hubbell Inc. Class B	1,752	69,537
Insteel Industries Inc.	834	9,691
Littelfuse Inc.(a)	161	5,089
Molex Inc.	6,468	117,976
Powell Industries Inc.(a)	424	11,592
SunPower Corp. Class A(a)	2,875	34,788

		567,613
ELECTRONICS—0.76%
Analogic Corp.	184	8,374

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

Arrow Electronics Inc.(a)	5,250	117,337
Avnet Inc.(a)	7,379	177,908
AVX Corp.	2,152	27,589
Bel Fuse Inc. Class B	497	8,205
Benchmark Electronics Inc.(a)	2,813	44,586
Brady Corp. Class A	2,387	59,484
Checkpoint Systems Inc.(a)	1,178	20,450
Cogent Inc.(a)	1,890	17,029
Coherent Inc.(a)	390	13,377
CTS Corp.	1,201	11,097
Cubic Corp.	433	15,753
Cymer Inc.(a)	1,117	33,555
Daktronics Inc.	1,306	9,795
Electro Scientific Industries Inc.(a)	1,245	16,633
FEI Co.(a)	1,339	26,392
Garmin Ltd.(b)	5,126	149,577
ICx Technologies Inc.(a)	490	3,577
Itron Inc.(a)	139	8,593
Jabil Circuit Inc.	2,586	34,394
L-1 Identity Solutions Inc.(a)	3,717	30,442
LaBarge Inc.(a)	87	993
Measurement Specialties Inc.(a)	725	9,932
Methode Electronics Inc.	792	7,714
Multi-Fineline Electronix Inc.(a)	57	1,423
OSI Systems Inc.(a)	196	5,443
OYO Geospace Corp.(a)	20	970
Park Electrochemical Corp.	384	9,373
PerkinElmer Inc.	3,137	64,842
Rofin-Sinar Technologies Inc.(a)	836	17,405
Rogers Corp.(a)	523	14,524
Spectrum Control Inc.(a)	406	5,676
Thermo Fisher Scientific Inc.(a)	20,061	983,992
Thomas & Betts Corp.(a)	2,117	73,460
TTM Technologies Inc.(a)	3,017	28,661
Viasystems Group Inc.(a)	48	709
Vishay Intertechnology Inc.(a)	8,360	64,706
Watts Water Technologies Inc. Class A	1,327	38,032
X-Rite Inc.(a)	1,577	5,819
Zygo Corp.(a)	755	6,123

		2,173,944
ENERGY - ALTERNATE SOURCES—0.04%
Covanta Holding Corp.(a)	5,951	98,727
Evergreen Solar Inc.(a)(b)	9,147	6,238
Green Plains Renewable Energy Inc.(a)	765	7,818
Headwaters Inc.(a)	2,883	8,188
Hoku Corp.(a)	709	2,368
MGP Ingredients Inc.(a)	431	2,858

		126,197
ENGINEERING & CONSTRUCTION—0.42%
AECOM Technology Corp.(a)	3,410	78,635
Argan Inc.(a)	293	3,056
Chicago Bridge & Iron Co. NV(a)	2,916	54,850
Dycom Industries Inc.(a)	1,880	16,074
EMCOR Group Inc.(a)	3,219	74,584
Fluor Corp.	8,169	347,182
Granite Construction Inc.(b)	1,690	39,850
Insituform Technologies Inc. Class A(a)	280	5,734
Jacobs Engineering Group Inc.(a)	2,404	87,602
KBR Inc.	7,372	149,946
Layne Christensen Co.(a)	963	23,372
McDermott International Inc.(a)	2,354	50,988

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

MYR Group Inc.(a)	817	13,636
Shaw Group Inc. (The)(a)	1,735	59,372
Sterling Construction Co. Inc.(a)	771	9,977
Tutor Perini Corp.(a)	1,314	21,655
URS Corp.(a)	4,025	158,384
VSE Corp.	93	2,959

		1,197,856
ENTERTAINMENT—0.14%
Ascent Media Corp. Class A(a)	689	17,404
Bluegreen Corp.(a)	652	1,962
Carmike Cinemas Inc.(a)	197	1,194
Churchill Downs Inc.	461	15,121
Cinemark Holdings Inc.	2,758	36,268
International Speedway Corp. Class A	957	24,652
Isle of Capri Casinos Inc.(a)	695	6,436
Lions Gate Entertainment Corp.(a)	922	6,435
Madison Square Garden Inc. Class A(a)	2,004	39,419
Penn National Gaming Inc.(a)	3,320	76,692
Pinnacle Entertainment Inc.(a)	2,753	26,043
Regal Entertainment Group Class A	3,001	39,133
Scientific Games Corp. Class A(a)	1,540	14,168
Speedway Motorsports Inc.	592	8,027
Steinway Musical Instruments Inc.(a)	292	5,195
Vail Resorts Inc.(a)	1,759	61,407
Warner Music Group Corp.(a)	1,560	7,582

		387,138
ENVIRONMENTAL CONTROL—0.41%
Darling International Inc.(a)	1,005	7,548
Energy Recovery Inc.(a)	178	712
EnergySolutions Inc.	4,274	21,755
Fuel Tech Inc.(a)	844	5,334
Met-Pro Corp.	646	6,951
Metalico Inc.(a)(b)	1,894	7,538
Mine Safety Appliances Co.	336	8,326
Republic Services Inc.	11,090	329,706
US Ecology Inc.	50	728
Waste Connections Inc.(a)	797	27,807
Waste Management Inc.	23,648	739,946
Waste Services Inc.(a)	1,302	15,181

		1,171,532
FOOD—2.46%
American Italian Pasta Co. Class A(a)	813	42,983
B&G Foods Inc. Class A	1,059	11,416
Cal-Maine Foods Inc.	61	1,948
Campbell Soup Co.	3,571	127,949
Chiquita Brands International Inc.(a)	2,170	26,366
ConAgra Foods Inc.	19,497	454,670
Corn Products International Inc.	3,669	111,171
Dean Foods Co.(a)	8,814	88,757
Del Monte Foods Co.	9,679	139,281
Dole Food Co. Inc.(a)(b)	1,732	18,065
Flowers Foods Inc.	2,309	56,409
Fresh Del Monte Produce Inc.(a)	1,943	39,326
General Mills Inc.	13,081	464,637
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	1,192	4,649
H.J. Heinz Co.	9,073	392,135
Hain Celestial Group Inc.(a)	1,984	40,017
Hershey Co. (The)	3,119	149,494
Hormel Foods Corp.	3,357	135,891

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

Imperial Sugar Co.(b)	577	5,828
Ingles Markets Inc. Class A	629	9,466
J&J Snack Foods Corp.	34	1,431
J.M. Smucker Co. (The)	5,799	349,216
John B. Sanfilippo & Son Inc.(a)	373	5,397
Kellogg Co.	1,326	66,698
Kraft Foods Inc. Class A	78,240	2,190,720
Kroger Co. (The)	29,822	587,195
M&F Worldwide Corp.(a)	499	13,523
McCormick & Co. Inc. NVS	3,225	122,421
Nash-Finch Co.	619	21,145
Pilgrim’s Pride Corp.(a)	1,305	8,574
Ralcorp Holdings Inc.(a)	2,675	146,590
Ruddick Corp.	1,026	31,796
Safeway Inc.	18,918	371,928
Sanderson Farms Inc.	117	5,937
Sara Lee Corp.	9,252	130,453
Seaboard Corp.	16	24,160
Seneca Foods Corp. Class A(a)	382	12,323
Smart Balance Inc.(a)	1,608	6,577
Smithfield Foods Inc.(a)	6,677	99,487
Spartan Stores Inc.	1,084	14,872
SUPERVALU Inc.	10,349	112,183
Tootsie Roll Industries Inc.	105	2,483
TreeHouse Foods Inc.(a)	1,697	77,485
Tyson Foods Inc. Class A	14,540	238,311
Village Super Market Inc. Class A	148	3,885
Weis Markets Inc.	530	17,442
Winn-Dixie Stores Inc.(a)	2,708	26,105

		7,008,795
FOREST PRODUCTS & PAPER—0.48%
Boise Inc.(a)	3,381	18,562
Buckeye Technologies Inc.(a)	1,894	18,845
Cellu Tissue Holdings Inc.(a)	124	964
Clearwater Paper Corp.(a)	150	8,214
Domtar Corp.	2,056	101,052
International Paper Co.	4,727	106,972
KapStone Paper and Packaging Corp.(a)	1,844	20,542
Louisiana-Pacific Corp.(a)	6,210	41,545
MeadWestvaco Corp.	8,323	184,771
Neenah Paper Inc.	378	6,917
P.H. Glatfelter Co.	2,254	24,456
Plum Creek Timber Co. Inc.(b)	4,566	157,664
Potlatch Corp.	938	33,515
Rayonier Inc.	2,739	120,571
Rock-Tenn Co. Class A	1,243	61,740
Temple-Inland Inc.	4,278	88,426
Wausau Paper Corp.(a)	2,043	13,831
Weyerhaeuser Co.	10,301	362,595
Xerium Technologies Inc.(a)	54	762

		1,371,944
GAS—0.79%
AGL Resources Inc.	3,795	135,937
Atmos Energy Corp.	4,541	122,789
Chesapeake Utilities Corp.	469	14,727
Energen Corp.	3,503	155,288
Laclede Group Inc. (The)	1,092	36,178
National Fuel Gas Co.	3,575	164,021
New Jersey Resources Corp.	2,004	70,541
Nicor Inc.	2,209	89,464
NiSource Inc.	13,501	195,764

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

Northwest Natural Gas Co.	1,298	56,554
Piedmont Natural Gas Co.	3,501	88,575
Sempra Energy	12,048	563,726
South Jersey Industries Inc.	1,204	51,724
Southern Union Co.	6,048	132,209
Southwest Gas Corp.	2,216	65,372
UGI Corp.	5,322	135,392
Vectren Corp.	3,962	93,741
WGL Holdings Inc.	2,472	84,122

		2,256,124
HAND & MACHINE TOOLS—0.20%
Baldor Electric Co.	142	5,123
Franklin Electric Co. Inc.	101	2,911
Kennametal Inc.	1,012	25,735
Regal Beloit Corp.	308	17,180
Snap-on Inc.	2,809	114,916
Stanley Black & Decker Inc.	7,808	394,460
Thermadyne Holdings Corp.(a)	377	4,076

		564,401
HEALTH CARE - PRODUCTS—3.29%
Alphatec Holdings Inc.(a)	517	2,399
AngioDynamics Inc.(a)	1,192	17,582
Baxter International Inc.	4,842	196,779
Beckman Coulter Inc.	3,408	205,468
Boston Scientific Corp.(a)	73,736	427,669
Cantel Medical Corp.	616	10,287
CardioNet Inc.(a)	855	4,685
CareFusion Corp.(a)	6,887	156,335
CONMED Corp.(a)	1,411	26,287
Cooper Companies Inc. (The)	1,795	71,423
Cutera Inc.(a)	597	5,498
Cynosure Inc. Class A(a)	487	5,245
Exactech Inc.(a)	118	2,015
Hanger Orthopedic Group Inc.(a)	640	11,494
HealthTronics Inc.(a)	437	2,111
Hill-Rom Holdings Inc.	491	14,941
Hologic Inc.(a)	12,592	175,407
ICU Medical Inc.(a)	429	13,801
Invacare Corp.	1,324	27,460
Inverness Medical Innovations Inc.(a)	2,889	77,021
Johnson & Johnson	114,319	6,751,680
Kinetic Concepts Inc.(a)	2,769	101,096
Medical Action Industries Inc.(a)	683	8,189
Medtronic Inc.	12,374	448,805
Merit Medical Systems Inc.(a)	119	1,912
NxStage Medical Inc.(a)	78	1,158
Palomar Medical Technologies Inc.(a)	366	4,096
Rochester Medical Corp.(a)	57	539
Solta Medical Inc.(a)	1,968	3,739
Steris Corp.	142	4,413
SurModics Inc.(a)	347	5,694
Symmetry Medical Inc.(a)	1,734	18,276
Syneron Medical Ltd.(a)	1,300	13,364
TomoTherapy Inc.(a)	1,503	4,780
Vital Images Inc.(a)	181	2,308
Wright Medical Group Inc.(a)	689	11,444
Young Innovations Inc.	172	4,842
Zimmer Holdings Inc.(a)	9,871	533,528

		9,373,770

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

HEALTH CARE - SERVICES—1.66%
Aetna Inc.	20,840	549,759
Allied Healthcare International Inc.(a)	1,977	4,587
American Dental Partners Inc.(a)	706	8,550
AMERIGROUP Corp.(a)	2,183	70,904
AmSurg Corp.(a)	1,520	27,086
Assisted Living Concepts Inc. Class A(a)	487	14,410
Brookdale Senior Living Inc.(a)	3,584	53,760
Capital Senior Living Corp.(a)	1,282	6,372
Centene Corp.(a)	2,380	51,170
Community Health Systems Inc.(a)	1,425	48,179
Continucare Corp.(a)	302	1,012
Coventry Health Care Inc.(a)	7,197	127,243
Ensign Group Inc. (The)	26	430
Five Star Quality Care Inc.(a)	1,481	4,473
Gentiva Health Services Inc.(a)	921	24,876
Health Net Inc.(a)	4,845	118,073
HealthSouth Corp.(a)	251	4,696
Healthways Inc.(a)	1,646	19,620
Humana Inc.(a)	8,276	377,965
Kindred Healthcare Inc.(a)	1,940	24,910
LifePoint Hospitals Inc.(a)	2,698	84,717
Magellan Health Services Inc.(a)	1,629	59,165
MedCath Corp.(a)	978	7,687
MEDNAX Inc.(a)	135	7,507
Molina Healthcare Inc.(a)	276	7,949
National Healthcare Corp.	432	14,887
Odyssey Healthcare Inc.(a)	102	2,725
Psychiatric Solutions Inc.(a)	754	24,671
Quest Diagnostics Inc.	976	48,575
RehabCare Group Inc.(a)	984	21,431
Res-Care Inc.(a)	1,211	11,698
Select Medical Holdings Corp.(a)	2,422	16,421
Skilled Healthcare Group Inc. Class A(a)	941	6,389
Sun Healthcare Group Inc.(a)	2,146	17,340
Tenet Healthcare Corp.(a)	6,611	28,692
Triple-S Management Corp. Class B(a)	1,000	18,550
U.S. Physical Therapy Inc.(a)	45	760
UnitedHealth Group Inc.	55,473	1,575,433
Universal Health Services Inc. Class B	4,084	155,805
WellCare Health Plans Inc.(a)	2,073	49,213
WellPoint Inc.(a)	20,875	1,021,414

		4,719,104
HOLDING COMPANIES - DIVERSIFIED—0.07%
Harbinger Group Inc.(a)	486	3,052
Leucadia National Corp.(a)	9,473	184,818
Primoris Services Corp.	845	5,324

		193,194
HOME BUILDERS—0.25%
Beazer Homes USA Inc.(a)(b)	3,593	13,043
Brookfield Homes Corp.(a)	503	3,390
Cavco Industries Inc.(a)	263	9,252
D.R. Horton Inc.	13,672	134,396
Hovnanian Enterprises Inc. Class A(a)(b)	2,534	9,325
KB Home	3,725	40,975
Lennar Corp. Class A	7,765	108,011
M.D.C. Holdings Inc.	1,831	49,345
M/I Homes Inc.(a)	886	8,541
Meritage Homes Corp.(a)	1,577	25,674
Pulte Homes Inc.(a)	16,379	135,618

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

Ryland Group Inc.	2,138	33,823
Skyline Corp.	348	6,268
Standard-Pacific Corp.(a)	5,160	17,183
Toll Brothers Inc.(a)	7,019	114,831

		709,675
HOME FURNISHINGS—0.11%
American Woodmark Corp.	423	7,233
Audiovox Corp. Class A(a)	881	6,475
Ethan Allen Interiors Inc.	807	11,290
Furniture Brands International Inc.(a)	2,080	10,858
Harman International Industries Inc.(a)	1,767	52,816
Hooker Furniture Corp.	510	5,437
Kimball International Inc. Class B	1,575	8,710
La-Z-Boy Inc.(a)	2,269	16,859
Sealy Corp.(a)(b)	1,541	4,114
Universal Electronics Inc.(a)	405	6,735
Whirlpool Corp.	2,093	183,807

		314,334
HOUSEHOLD PRODUCTS & WARES—0.35%
ACCO Brands Corp.(a)	2,721	13,578
American Greetings Corp. Class A	1,818	34,106
Avery Dennison Corp.	5,061	162,610
Blyth Inc.	208	7,087
Central Garden & Pet Co. Class A(a)	2,786	24,990
Clorox Co. (The)	401	24,926
CSS Industries Inc.	379	6,254
Ennis Inc.	1,017	15,265
Fortune Brands Inc.	6,520	255,454
Helen of Troy Ltd.(a)	1,484	32,737
Jarden Corp.	4,484	120,485
Kid Brands Inc.(a)	469	3,297
Kimberly-Clark Corp.	4,186	253,797
Oil-Dri Corp. of America	219	5,026
Prestige Brands Holdings Inc.(a)	2,012	14,245
Spectrum Brands Holdings Inc.(a)	879	22,291
WD-40 Co.	50	1,670

		997,818
HOUSEWARES—0.08%
Libbey Inc.(a)	774	10,046
Lifetime Brands Inc.(a)	439	6,418
Newell Rubbermaid Inc.	13,523	197,977

		214,441
INSURANCE—7.69%
ACE Ltd.	14,061	723,860
Aflac Inc.	1,252	53,423
Alleghany Corp.(a)	325	95,322
Allied World Assurance Holdings Ltd.	2,461	111,680
Allstate Corp. (The)	26,340	756,748
Alterra Capital Holdings Ltd.	4,677	87,834
Ambac Financial Group Inc.(a)(b)	14,416	9,659
American Equity Investment Life Holding Co.	2,829	29,195
American Financial Group Inc.	4,186	114,362
American International Group Inc.(a)(b)	5,876	202,369
American National Insurance Co.	343	27,773
American Physicians Capital Inc.	391	12,062
American Physicians Service Group Inc.	294	7,188
American Safety Insurance Holdings Ltd.(a)	493	7,750

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

Amerisafe Inc.(a)	908	15,935
AmTrust Financial Services Inc.	1,086	13,075
Aon Corp.	13,113	486,755
Arch Capital Group Ltd.(a)(b)	2,395	178,427
Argo Group International Holdings Ltd.	1,519	46,466
Arthur J. Gallagher & Co.	3,775	92,035
Aspen Insurance Holdings Ltd.	3,772	93,319
Assurant Inc.	5,448	189,046
Assured Guaranty Ltd.	8,956	118,846
Axis Capital Holdings Ltd.	4,423	131,452
Baldwin & Lyons Inc. Class B	412	8,656
Berkshire Hathaway Inc. Class B(a)	84,336	6,720,736
Brown & Brown Inc.	2,562	49,037
Chubb Corp.	15,998	800,060
CIGNA Corp.	13,454	417,881
Cincinnati Financial Corp.	7,120	184,194
Citizens Inc.(a)(b)	1,747	11,635
CNA Financial Corp.(a)	1,277	32,640
CNA Surety Corp.(a)	850	13,660
CNO Financial Group Inc.(a)	9,971	49,356
Delphi Financial Group Inc. Class A	2,324	56,729
Donegal Group Inc. Class A	566	6,956
EMC Insurance Group Inc.	226	4,956
Employers Holdings Inc.	2,097	30,889
Endurance Specialty Holdings Ltd.	1,984	74,460
Enstar Group Ltd.(a)	336	22,324
Erie Indemnity Co. Class A	392	17,836
Everest Re Group Ltd.	2,870	202,966
FBL Financial Group Inc. Class A	646	13,566
Fidelity National Financial Inc. Class A	11,161	144,981
First American Financial Corp.	4,773	60,522
First Mercury Financial Corp.	683	7,226
Flagstone Reinsurance Holdings SA	2,519	27,256
FPIC Insurance Group Inc.(a)	486	12,466
Genworth Financial Inc. Class A(a)	19,379	253,284
Gerova Financial Group Ltd.(a)	312	1,688
Greenlight Capital Re Ltd. Class A(a)	1,370	34,510
Hallmark Financial Services Inc.(a)	549	5,463
Hanover Insurance Group Inc. (The)	2,188	95,178
Harleysville Group Inc.	573	17,780
Hartford Financial Services Group Inc. (The)	19,801	438,196
HCC Insurance Holdings Inc.	5,606	138,805
Horace Mann Educators Corp.	1,901	29,085
Infinity Property and Casualty Corp.	649	29,971
Kansas City Life Insurance Co.	198	5,855
Life Partners Holdings Inc.	30	614
Lincoln National Corp.	14,709	357,282
Loews Corp.	15,318	510,243
Maiden Holdings Ltd.	2,457	16,142
Markel Corp.(a)	477	162,180
Marsh & McLennan Companies Inc.	2,066	46,588
MBIA Inc.(a)(b)	7,433	41,699
Meadowbrook Insurance Group Inc.	2,670	23,042
Mercury General Corp.	1,307	54,162
MetLife Inc.	19,809	747,988
MGIC Investment Corp.(a)	9,788	67,439
Montpelier Re Holdings Ltd.	3,477	51,912
National Interstate Corp.	311	6,164
National Western Life Insurance Co. Class A	108	16,498
Navigators Group Inc. (The)(a)	598	24,596
NYMAGIC Inc.	225	4,340
Old Republic International Corp.	11,748	142,503
OneBeacon Insurance Group Ltd.(b)	1,140	16,325
PartnerRe Ltd.	3,810	267,233
Phoenix Companies Inc. (The)(a)	5,570	11,753

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

Platinum Underwriters Holdings Ltd.	2,199	79,802
PMA Capital Corp. Class A(a)	1,612	10,559
PMI Group Inc. (The)(a)	7,037	20,337
Presidential Life Corp.	989	9,000
Primerica Inc.(a)	1,163	24,935
Primus Guaranty Ltd.(a)(b)	828	3,055
Principal Financial Group Inc.	15,547	364,422
ProAssurance Corp.(a)	1,586	90,021
Progressive Corp. (The)	32,862	615,177
Protective Life Corp.	4,178	89,367
Prudential Financial Inc.	22,663	1,216,097
Radian Group Inc.	6,503	47,082
Reinsurance Group of America Inc.	3,555	162,499
RenaissanceRe Holdings Ltd.	2,821	158,738
RLI Corp.	889	46,681
Safety Insurance Group Inc.	610	22,582
SeaBright Insurance Holdings Inc.	1,100	10,428
Selective Insurance Group Inc.	2,609	38,770
StanCorp Financial Group Inc.	2,310	93,647
State Auto Financial Corp.	699	10,841
Stewart Information Services Corp.(b)	840	7,577
Symetra Financial Corp.	1,687	20,244
Torchmark Corp.	4,020	199,030
Tower Group Inc.	1,078	23,209
Transatlantic Holdings Inc.	3,125	149,875
Travelers Companies Inc. (The)	21,405	1,054,196
United America Indemnity Ltd. Class A(a)	1,377	10,135
United Fire & Casualty Co.	1,123	22,258
Unitrin Inc.	2,470	63,232
Universal American Corp.(a)	1,545	22,248
Universal Insurance Holdings Inc.	801	3,348
Unum Group	16,203	351,605
Validus Holdings Ltd.	3,555	86,813
W.R. Berkley Corp.	6,162	163,047
Wesco Financial Corp.	66	21,331
White Mountains Insurance Group Ltd.	371	120,278
XL Group PLC	16,658	266,695

		21,893,248
INTERNET—0.90%
1-800-FLOWERS.COM Inc.(a)	1,122	2,311
AOL Inc.(a)	5,205	108,212
DealerTrack Holdings Inc.(a)	304	5,001
Digital River Inc.(a)	1,680	40,169
EarthLink Inc.	5,230	41,631
eBay Inc.(a)	34,703	680,526
ePlus Inc.(a)(b)	185	3,238
Expedia Inc.	5,858	110,013
Global Sources Ltd.(a)	113	886
IAC/InterActiveCorp(a)	2,665	58,550
InfoSpace Inc.(a)	1,499	11,273
Internap Network Services Corp.(a)	2,485	10,362
Internet Brands Inc. Class A(a)	1,058	10,929
Internet Capital Group Inc.(a)	1,625	12,350
j2 Global Communications Inc.(a)	667	14,567
Keynote Systems Inc.	521	4,699
Knot Inc. (The)(a)	656	5,104
Liberty Media Corp. - Liberty Interactive Group Series A(a)	29,084	305,382
ModusLink Global Solutions Inc.(a)	2,003	12,078
Online Resources Corp.(a)	829	3,440
PCTEL Inc.(a)	977	4,924
Perficient Inc.(a)	391	3,484
RealNetworks Inc.(a)	4,024	13,279
S1 Corp.(a)	2,492	14,977

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

Safeguard Scientifics Inc.(a)	884	9,335
SonicWALL Inc.(a)	300	3,525
Symantec Corp.(a)	35,199	488,562
TechTarget Inc.(a)	282	1,517
TeleCommunication Systems Inc.(a)	1,265	5,237
United Online Inc.	3,377	19,452
ValueClick Inc.(a)	860	9,193
Vasco Data Security International Inc.(a)	297	1,833
Yahoo! Inc.(a)	39,273	543,146

		2,559,185
INVESTMENT COMPANIES—0.19%
American Capital Ltd.(a)	16,578	79,906
Apollo Investment Corp.	9,413	87,823
Ares Capital Corp.	9,347	117,118
Arlington Asset Investment Corp. Class A	328	6,176
BlackRock Kelso Capital Corp.(c)	2,744	27,083
Capital Southwest Corp.	136	11,956
Fifth Street Finance Corp.	2,188	24,134
Gladstone Capital Corp.(b)	1,050	11,350
Gladstone Investment Corp.	1,124	6,553
Golub Capital BDC Inc.	349	5,033
Harris & Harris Group Inc.(a)	1,463	5,984
Hercules Technology Growth Capital Inc.	1,745	16,071
Kayne Anderson Energy Development Co.	517	7,843
Main Street Capital Corp.	592	8,839
MCG Capital Corp.	3,691	17,828
Medallion Financial Corp.	763	5,036
MVC Capital Inc.	1,096	14,160
NGP Capital Resources Co.	1,091	7,822
PennantPark Investment Corp.	1,565	14,946
PennyMac Mortgage Investment Trust(a)(c)	804	12,784
Prospect Capital Corp.	3,257	31,430
Solar Capital Ltd.(b)	271	5,219
THL Credit Inc.(a)	424	4,876
TICC Capital Corp.(b)	1,287	10,811
Triangle Capital Corp.	605	8,603

		549,384
IRON & STEEL—0.35%
AK Steel Holding Corp.	4,571	54,486
Gerdau Ameristeel Corp.(a)	5,998	65,378
Gibraltar Industries Inc.(a)	1,475	14,898
Metals USA Holdings Corp.(a)	254	3,797
Nucor Corp.	8,760	335,333
Olympic Steel Inc.	440	10,107
Reliance Steel & Aluminum Co.	3,208	115,969
Schnitzer Steel Industries Inc. Class A	846	33,163
Shiloh Industries Inc.(a)	111	939
Steel Dynamics Inc.	10,554	139,207
United States Steel Corp.	5,670	218,579
Universal Stainless & Alloy Products Inc.(a)	321	5,133

		996,989
LEISURE TIME—0.19%
Arctic Cat Inc.(a)	572	5,211
Callaway Golf Co.	3,107	18,766
Carnival Corp.	13,310	402,495
Johnson Outdoors Inc. Class A(a)	201	2,261
Life Time Fitness Inc.(a)	238	7,566
Multimedia Games Inc.(a)	1,142	5,139
Royal Caribbean Cruises Ltd.(a)	3,927	89,418

		530,856

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

LODGING—0.18%
Boyd Gaming Corp.(a)	2,638	22,396
Choice Hotels International Inc.	1,252	37,823
Gaylord Entertainment Co.(a)(b)	1,698	37,509
Hyatt Hotels Corp. Class A(a)	2,119	78,594
Marcus Corp.	974	9,214
MGM MIRAGE(a)	11,152	107,505
Monarch Casino & Resort Inc.(a)	298	3,019
Morgans Hotel Group Co.(a)	657	4,047
Orient-Express Hotels Ltd. Class A(a)	4,451	32,937
Red Lion Hotels Corp.(a)	634	3,785
Wyndham Worldwide Corp.	8,748	176,185

		513,014
MACHINERY—0.23%
AGCO Corp.(a)	4,535	122,309
Alamo Group Inc.	307	6,662
Albany International Corp. Class A	1,146	18,554
Astec Industries Inc.(a)	960	26,621
Briggs & Stratton Corp.	936	15,931
Cascade Corp.	441	15,704
CNH Global NV(a)	1,029	23,307
Cognex Corp.	416	7,313
Columbus McKinnon Corp.(a)	919	12,838
Deere & Co.	1,162	64,700
Flow International Corp.(a)	273	644
Flowserve Corp.	407	34,514
Gardner Denver Inc.	146	6,510
Gerber Scientific Inc.(a)	1,196	6,399
IDEX Corp.	697	19,913
Intermec Inc.(a)	947	9,707
Intevac Inc.(a)	690	7,362
Kadant Inc.(a)	459	7,996
NACCO Industries Inc. Class A	24	2,130
Robbins & Myers Inc.	1,300	28,262
Tecumseh Products Co. Class A(a)	920	10,230
Terex Corp.(a)	5,302	99,359
Twin Disc Inc.	376	4,271
Wabtec Corp.	1,966	78,424
Zebra Technologies Corp. Class A(a)	1,196	30,343

		660,003
MACHINERY - DIVERSIFIED—0.01%
Chart Industries Inc.(a)	1,385	21,578

		21,578
MANUFACTURING—3.35%
A.O. Smith Corp.	87	4,193
American Railcar Industries Inc.(a)	480	5,798
Ameron International Corp.	453	27,330
AptarGroup Inc.	3,310	125,184
AZZ Inc.	33	1,213
Barnes Group Inc.	319	5,228
Brink’s Co. (The)	358	6,813
Carlisle Companies Inc.	2,746	99,213
Ceradyne Inc.(a)	1,240	26,499
CLARCOR Inc.	165	5,861
Crane Co.	2,394	72,323

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

Danaher Corp.	1,921	71,308
Dover Corp.	3,340	139,579
Eaton Corp.	6,029	394,538
EnPro Industries Inc.(a)	590	16,609
ESCO Technologies Inc.	1,280	32,960
Federal Signal Corp.	3,076	18,579
FreightCar America Inc.	574	12,984
General Electric Co.	399,845	5,765,765
GP Strategies Corp.(a)	489	3,550
Griffon Corp.(a)	2,203	24,365
Harsco Corp.	3,616	84,976
Hexcel Corp.(a)	830	12,873
Ingersoll-Rand PLC	15,787	544,494
ITT Corp.	8,923	400,821
Leggett & Platt Inc.	2,939	58,956
Lydall Inc.(a)	809	6,181
Myers Industries Inc.	1,697	13,729
Parker Hannifin Corp.	5,622	311,796
Pentair Inc.	2,312	74,446
Smith & Wesson Holding Corp.(a)	128	524
SPX Corp.	1,961	103,560
Standex International Corp.	506	12,827
Teleflex Inc.	1,636	88,802
Textron Inc.	6,464	109,694
Tredegar Corp.	1,120	18,278
Trinity Industries Inc.	3,871	68,594
Tyco International Ltd.	21,367	752,759

		9,523,202
MEDIA—4.26%
A.H. Belo Corp. Class A(a)	851	5,651
Beasley Broadcast Group Inc. Class A(a)	30	146
Cablevision NY Group Class A	11,464	275,251
Cambium Learning Group Inc.(a)	78	281
CBS Corp. Class B NVS	29,163	377,078
Central European Media Enterprises Ltd. Class A(a)(b)	1,825	36,317
CKX Inc.(a)	2,207	11,013
Comcast Corp. Class A	137,216	2,383,442
Courier Corp.	519	6,337
Crown Media Holdings Inc. Class A(a)(b)	440	774
Cumulus Media Inc. Class A(a)	809	2,160
Dex One Corp.(a)	2,273	43,187
Discovery Communications Inc. Series A(a)	3,716	132,698
DISH Network Corp. Class A	9,752	176,999
Dolan Co. (The)(a)	820	9,118
E.W. Scripps Co. (The) Class A(a)	1,519	11,286
Entercom Communications Corp.(a)	176	1,552
Fisher Communications Inc.(a)	333	5,608
Gannett Co. Inc.	11,605	156,203
Gray Television Inc.(a)	2,300	5,543
John Wiley & Sons Inc. Class A	158	6,110
Journal Communications Inc. Class A(a)	1,836	7,289
Liberty Global Inc. Series A(a)	12,379	321,730
Liberty Media Corp. - Liberty Capital Group Series A(a)	3,902	163,533
Liberty Media Corp. - Liberty Starz Group Series A(a)	2,499	129,548
Lin TV Corp. Class A(a)	1,333	7,212
LodgeNet Interactive Corp.(a)	802	2,975
McGraw-Hill Companies Inc. (The)	4,568	128,544
Media General Inc. Class A(a)	832	8,120
Mediacom Communications Corp. Class A(a)	1,921	12,909
Meredith Corp.(b)	1,012	31,504
New York Times Co. (The) Class A(a)	6,576	56,882
News Corp. Class A NVS	88,357	1,056,750
Nexstar Broadcasting Group Inc.(a)	388	1,699

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

Outdoor Channel Holdings Inc.(a)	634	2,961
Playboy Enterprises Inc. Class B(a)	271	1,138
PRIMEDIA Inc.	657	1,925
Radio One Inc. Class D(a)	1,436	1,838
Scholastic Corp.	1,478	35,649
Sinclair Broadcast Group Inc. Class A(a)	2,014	11,742
Thomson Reuters Corp.	12,295	440,530
Time Warner Cable Inc.	17,343	903,223
Time Warner Inc.	44,194	1,277,649
Viacom Inc. Class B NVS	23,881	749,147
Walt Disney Co. (The)	95,522	3,008,943
Washington Post Co. (The) Class B	293	120,271
World Wrestling Entertainment Inc.	167	2,599

		12,133,064
METAL FABRICATE & HARDWARE—0.09%
A.M. Castle & Co.(a)	833	11,570
Ampco-Pittsburgh Corp.	368	7,665
CIRCOR International Inc.	793	20,285
Commercial Metals Co.	5,575	73,702
Dynamic Materials Corp.	361	5,790
Haynes International Inc.	524	16,155
L.B. Foster Co. Class A(a)	506	13,116
Ladish Co. Inc.(a)	772	17,540
Lawson Products Inc.	213	3,617
Mueller Industries Inc.	1,598	39,311
Mueller Water Products Inc. Class A	496	1,840
Northwest Pipe Co.(a)	464	8,816
Timken Co. (The)	1,116	29,005
Worthington Industries Inc.	1,161	14,930

		263,342
MINING—0.39%
Alcoa Inc.	42,452	427,067
Brush Engineered Materials Inc.(a)	923	18,441
Century Aluminum Co.(a)	3,085	27,241
Coeur d’Alene Mines Corp.(a)(b)	4,023	63,483
Hecla Mining Co.(a)(b)	11,826	61,732
Horsehead Holding Corp.(a)	2,038	15,407
Kaiser Aluminum Corp.	746	25,864
Royal Gold Inc.	1,950	93,600
RTI International Metals Inc.(a)	1,281	30,885
Thompson Creek Metals Co. Inc.(a)	6,063	52,627
U.S. Energy Corp.(a)	1,268	6,023
USEC Inc.(a)(b)	5,750	27,370
Vulcan Materials Co.(b)	6,218	272,535

		1,122,275
OFFICE & BUSINESS EQUIPMENT—0.21%
Pitney Bowes Inc.	2,890	63,464
Xerox Corp.	67,642	543,842

		607,306
OFFICE FURNISHINGS—0.01%
CompX International Inc.	12	118
Steelcase Inc. Class A	3,332	25,823

		25,941
OIL & GAS—8.11%
Abraxas Petroleum Corp.(a)	2,087	5,844

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

Alon USA Energy Inc.(b)	346	2,201
Anadarko Petroleum Corp.	24,208	873,667
Apache Corp.	16,466	1,386,272
Approach Resources Inc.(a)	611	4,204
Atlas Energy Inc.(a)	1,034	27,990
ATP Oil & Gas Corp.(a)(b)	2,149	22,758
Atwood Oceanics Inc.(a)	2,175	55,506
Berry Petroleum Co. Class A	2,497	64,223
Bill Barrett Corp.(a)	2,229	68,586
BPZ Resources Inc.(a)(b)	3,577	14,845
Cabot Oil & Gas Corp.	5,063	158,573
Cheniere Energy Inc.(a)(b)	2,115	5,964
Chesapeake Energy Corp.	31,877	667,823
Chevron Corp.	92,758	6,294,558
Clayton Williams Energy Inc.(a)	35	1,474
Cobalt International Energy Inc.(a)	3,551	26,455
Comstock Resources Inc.(a)	2,293	63,562
ConocoPhillips	44,792	2,198,839
Contango Oil & Gas Co.(a)	195	8,726
Continental Resources Inc.(a)	145	6,470
Crosstex Energy Inc.(a)	1,932	12,384
CVR Energy Inc.(a)	1,453	10,927
Delek US Holdings Inc.	700	5,110
Delta Petroleum Corp.(a)	8,824	7,589
Denbury Resources Inc.(a)	19,440	284,602
Devon Energy Corp.	21,823	1,329,457
Diamond Offshore Drilling Inc.	2,265	140,860
Energy Partners Ltd.(a)	1,394	17,021
EQT Corp.	480	17,347
Exxon Mobil Corp.	20,172	1,151,216
Forest Oil Corp.(a)	1,963	53,708
Frontier Oil Corp.	5,135	69,066
Gastar Exploration Ltd.(a)	2,082	7,516
GeoResources Inc.(a)	620	8,637
GMX Resources Inc.(a)(b)	1,474	9,566
Goodrich Petroleum Corp.(a)	1,211	14,532
Harvest Natural Resources Inc.(a)	1,597	11,770
Helmerich & Payne Inc.	4,573	167,006
Hess Corp.	14,189	714,274
Holly Corp.	694	18,446
Kodiak Oil & Gas Corp.(a)	249	794
Marathon Oil Corp.	25,461	791,582
Mariner Energy Inc.(a)	4,652	99,925
Miller Petroleum Inc.(a)	856	4,931
Murphy Oil Corp.	8,221	407,351
Nabors Industries Ltd.(a)	8,353	147,180
Newfield Exploration Co.(a)	6,495	317,346
Noble Energy Inc.	8,499	512,745
Occidental Petroleum Corp.	31,573	2,435,857
Parker Drilling Co.(a)	5,716	22,578
Patterson-UTI Energy Inc.	7,472	96,165
Penn Virginia Corp.	2,224	44,725
PetroCorp Inc. Escrow(d)	190	0
Petrohawk Energy Corp.(a)	4,254	72,190
Petroleum Development Corp.(a)	948	24,288
PetroQuest Energy Inc.(a)	2,109	14,257
Pioneer Drilling Co.(a)	2,605	14,770
Pioneer Natural Resources Co.	5,644	335,536
Plains Exploration & Production Co.(a)	6,808	140,313
Pride International Inc.(a)	5,153	115,118
Quicksilver Resources Inc.(a)	5,371	59,081
RAM Energy Resources Inc.(a)	146	302
Resolute Energy Corp.(a)	1,672	20,465
Rex Energy Corp.(a)	1,294	13,069
Rosetta Resources Inc.(a)	1,005	19,909

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

Rowan Companies Inc.(a)	4,858	106,584
SandRidge Energy Inc.(a)(b)	7,230	42,151
Seahawk Drilling Inc.(a)	507	4,928
SM Energy Co.	988	39,678
Stone Energy Corp.(a)	1,972	22,007
Sunoco Inc.	5,873	204,204
Swift Energy Co.(a)	1,849	49,757
Tesoro Corp.	6,857	80,021
Unit Corp.(a)	1,964	79,719
VAALCO Energy Inc.	2,220	12,432
Valero Energy Corp.	27,524	494,881
Vantage Drilling Co.(a)	5,939	8,018
Venoco Inc.(a)	729	12,007
W&T Offshore Inc.	1,580	14,947
Warren Resources Inc.(a)	2,839	8,233
Western Refining Inc.(a)(b)	2,465	12,399
Whiting Petroleum Corp.(a)	2,308	180,993

		23,093,010
OIL & GAS SERVICES—1.12%
Allis-Chalmers Energy Inc.(a)	1,880	3,873
Baker Hughes Inc.	15,159	630,160
Basic Energy Services Inc.(a)	1,109	8,539
Boots & Coots Inc.(a)	469	1,383
Cal Dive International Inc.(a)	4,555	26,647
Cameron International Corp.(a)	5,092	165,592
Complete Production Services Inc.(a)	3,770	53,911
Dawson Geophysical Co.(a)	373	7,934
Dresser-Rand Group Inc.(a)	384	12,115
Exterran Holdings Inc.(a)	2,749	70,952
Global Geophysical Services Inc.(a)	346	2,412
Global Industries Ltd.(a)	4,990	22,405
Gulf Island Fabrication Inc.	686	10,647
Helix Energy Solutions Group Inc.(a)	5,113	55,067
Hercules Offshore Inc.(a)	5,521	13,416
Hornbeck Offshore Services Inc.(a)	1,150	16,790
Key Energy Services Inc.(a)	5,777	53,033
Matrix Service Co.(a)	1,063	9,896
National Oilwell Varco Inc.	20,392	674,363
Natural Gas Services Group Inc.(a)	578	8,745
Newpark Resources Inc.(a)	4,075	24,654
Oceaneering International Inc.(a)	2,679	120,287
Oil States International Inc.(a)	2,291	90,678
SEACOR Holdings Inc.(a)	1,101	77,797
Smith International Inc.	12,085	455,000
Superior Energy Services Inc.(a)	3,563	66,521
Superior Well Services Inc.(a)	1,095	18,308
T-3 Energy Services Inc.(a)	630	17,577
Tesco Corp.(a)	1,456	17,880
Tetra Technologies Inc.(a)	3,263	29,628
Tidewater Inc.	2,530	97,962
Union Drilling Inc.(a)	691	3,807
Weatherford International Ltd.(a)	21,488	282,352
Willbros Group Inc.(a)	1,910	14,134
World Fuel Services Corp.	1,296	33,618

		3,198,083
PACKAGING & CONTAINERS—0.38%
AEP Industries Inc.(a)	114	2,722
Astronics Corp.(a)	48	785
Ball Corp.	3,545	187,282
Bemis Co. Inc.	5,315	143,505
Graham Packaging Co. Inc.(a)	757	9,061

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

Graphic Packaging Holding Co.(a)	5,408	17,035
Greif Inc. Class A	1,691	93,918
Owens-Illinois Inc.(a)	5,539	146,507
Packaging Corp. of America	5,011	110,342
Pactiv Corp.(a)	669	18,632
Sealed Air Corp.	7,772	153,264
Silgan Holdings Inc.	1,341	38,058
Sonoco Products Co.	4,893	149,139

		1,070,250
PHARMACEUTICALS—5.98%
Abbott Laboratories	7,355	344,067
Alkermes Inc.(a)	3,319	41,322
BioScrip Inc.(a)	480	2,515
Bristol-Myers Squibb Co.	83,884	2,092,067
Caraco Pharmaceutical Laboratories Ltd.(a)	345	1,628
Cardinal Health Inc.	11,563	388,632
Cephalon Inc.(a)	3,655	207,421
Cornerstone Therapeutics Inc.(a)	356	2,097
Cypress Bioscience Inc.(a)	1,572	3,616
Eli Lilly and Co.	38,241	1,281,074
Emergent BioSolutions Inc.(a)	48	784
Endo Pharmaceuticals Holdings Inc.(a)	5,669	123,698
Forest Laboratories Inc.(a)	14,721	403,797
Furiex Pharmaceuticals Inc.(a)	37	376
Hi-Tech Pharmacal Co. Inc.(a)	56	1,283
Impax Laboratories Inc.(a)	314	5,985
Infinity Pharmaceuticals Inc.(a)	254	1,501
Jazz Pharmaceuticals Inc.(a)	20	157
King Pharmaceuticals Inc.(a)	12,181	92,454
Lannett Co. Inc.(a)	320	1,462
Mead Johnson Nutrition Co. Class A	8,583	430,180
Medicines Co. (The)(a)	1,143	8,698
Medicis Pharmaceutical Corp. Class A	2,925	63,999
Merck & Co. Inc.	152,062	5,317,608
Mylan Inc.(a)	2,390	40,726
NBTY Inc.(a)	2,741	93,221
Nutraceutical International Corp.(a)	440	6,714
Omnicare Inc.	5,267	124,828
Par Pharmaceutical Companies Inc.(a)	1,716	44,547
Pfizer Inc.	393,341	5,609,043
PharMerica Corp.(a)	907	13,297
Progenics Pharmaceuticals Inc.(a)	361	1,978
Schiff Nutrition International Inc.	407	2,898
Sucampo Pharmaceuticals Inc.(a)	463	1,634
ViroPharma Inc.(a)	3,772	42,284
Watson Pharmaceuticals Inc.(a)	5,432	220,376

		17,017,967
PIPELINES—0.65%
El Paso Corp.	27,922	310,213
ONEOK Inc.	5,177	223,905
Questar Corp.	8,524	387,757
Spectra Energy Corp.	31,536	632,928
Williams Companies Inc. (The)	16,727	305,770

		1,860,573
REAL ESTATE—0.09%
Avatar Holdings Inc.(a)	424	8,132
Consolidated-Tomoka Land Co.	263	7,496
Forest City Enterprises Inc. Class A(a)(b)	6,185	70,014
Forestar Group Inc.(a)	1,762	31,646

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

Government Properties Income Trust	1,029	26,260
HFF Inc. Class A(a)	316	2,234
Hilltop Holdings Inc.(a)	1,958	19,600
Kennedy-Wilson Holdings Inc.(a)	48	485
Resource Capital Corp.	2,110	11,985
Retail Opportunity Investments Corp.	2,017	19,464
St. Joe Co. (The)(a)	453	10,491
Starwood Property Trust Inc.	2,305	39,070
Terreno Realty Corp.(a)	417	7,385
Thomas Properties Group Inc.	1,669	5,524
United Capital Corp.(a)	98	2,392

		262,178
REAL ESTATE INVESTMENT TRUSTS—3.80%
Acadia Realty Trust	1,546	26,004
Agree Realty Corp.	436	10,168
Alexander’s Inc.	35	10,602
Alexandria Real Estate Equities Inc.	2,153	136,436
AMB Property Corp.	7,432	176,213
American Campus Communities Inc.(b)	2,556	69,753
American Capital Agency Corp.(b)	1,588	41,955
Annaly Capital Management Inc.	27,243	467,217
Anworth Mortgage Asset Corp.	5,820	41,438
Apartment Investment and Management Co. Class A	2,896	56,096
Apollo Commercial Real Estate Finance Inc.	509	8,378
Ashford Hospitality Trust Inc.(a)(b)	2,012	14,748
Associated Estates Realty Corp.	711	9,207
AvalonBay Communities Inc.	4,035	376,748
BioMed Realty Trust Inc.	5,540	89,139
Boston Properties Inc.	6,766	482,686
Brandywine Realty Trust	6,417	68,983
BRE Properties Inc. Class A	3,110	114,852
Camden Property Trust(b)	3,210	131,128
CapLease Inc.	2,748	12,668
Capstead Mortgage Corp.	3,436	38,002
CBL & Associates Properties Inc.	6,738	83,821
Cedar Shopping Centers Inc.	2,628	15,821
Chatham Lodging Trust(a)	409	7,309
Chesapeake Lodging Trust(a)	359	5,679
Chimera Investment Corp.	37,445	135,176
Cogdell Spencer Inc.	2,068	13,980
Colonial Properties Trust(b)	3,398	49,373
Colony Financial Inc.	702	11,864
Corporate Office Properties Trust	2,874	108,522
Cousins Properties Inc.	4,332	29,198
CreXus Investment Corp.	645	8,017
Cypress Sharpridge Investments Inc.	760	9,622
DCT Industrial Trust Inc.	10,260	46,375
Developers Diversified Realty Corp.	9,721	96,238
DiamondRock Hospitality Co.(a)	7,488	61,551
Digital Realty Trust Inc.	203	11,709
Douglas Emmett Inc.	5,965	84,822
Duke Realty Corp.	10,937	124,135
DuPont Fabros Technology Inc.	1,247	30,626
Dynex Capital Inc.(b)	634	5,852
EastGroup Properties Inc.	721	25,653
Education Realty Trust Inc.	2,815	16,974
Entertainment Properties Trust	2,268	86,343
Equity Lifestyle Properties Inc.	438	21,125
Equity One Inc.	1,551	24,196
Equity Residential	12,890	536,740
Essex Property Trust Inc.	897	87,493
Excel Trust Inc.(a)	716	8,592
Extra Space Storage Inc.	4,262	59,242

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

Federal Realty Investment Trust	1,203	84,535
FelCor Lodging Trust Inc.(a)	1,826	9,112
First Industrial Realty Trust Inc.(a)	3,048	14,691
First Potomac Realty Trust	1,821	26,168
Franklin Street Properties Corp.	3,389	40,024
General Growth Properties Inc.	2,177	28,867
Getty Realty Corp.	553	12,393
Gladstone Commercial Corp.	405	6,618
Glimcher Realty Trust	3,327	19,895
Hatteras Financial Corp.	1,784	49,631
HCP Inc.	14,295	461,014
Health Care REIT Inc.(b)	6,034	254,152
Healthcare Realty Trust Inc.(b)	3,043	66,855
Hersha Hospitality Trust	5,417	24,485
Highwoods Properties Inc.	3,492	96,938
Home Properties Inc.	1,298	58,501
Hospitality Properties Trust	6,016	126,938
Host Hotels & Resorts Inc.	32,040	431,899
HRPT Properties Trust	12,614	78,333
Inland Real Estate Corp.	3,597	28,488
Invesco Mortgage Capital Inc.	1,254	25,093
Investors Real Estate Trust	3,632	32,071
iStar Financial Inc.(a)	4,520	20,159
Kilroy Realty Corp.(b)	2,637	78,398
Kimco Realty Corp.	19,752	265,467
Kite Realty Group Trust	2,601	10,872
LaSalle Hotel Properties	3,409	70,123
Lexington Realty Trust	4,753	28,566
Liberty Property Trust	5,516	159,137
LTC Properties Inc.	964	23,396
Macerich Co. (The)	6,318	235,788
Mack-Cali Realty Corp.	3,866	114,936
Medical Properties Trust Inc.	5,441	51,363
MFA Financial Inc.	13,668	101,143
Mid-America Apartment Communities Inc.	568	29,235
Mission West Properties Inc.(b)	907	6,186
Monmouth Real Estate Investment Corp. Class A	1,270	9,385
MPG Office Trust Inc.(a)	2,281	6,683
National Health Investors Inc.	686	26,452
National Retail Properties Inc.	4,045	86,725
Nationwide Health Properties Inc.	5,823	208,289
Newcastle Investment Corp.(a)	2,962	7,938
NorthStar Realty Finance Corp.	3,610	9,639
Omega Healthcare Investors Inc.	3,661	72,964
One Liberty Properties Inc.	400	5,964
Parkway Properties Inc.	1,068	15,561
Pebblebrook Hotel Trust(a)	910	17,154
Pennsylvania Real Estate Investment Trust	2,678	32,725
Piedmont Office Realty Trust Inc. Class A	2,535	47,481
Post Properties Inc.	2,376	54,006
ProLogis	21,774	220,571
PS Business Parks Inc.(b)	723	40,329
Public Storage	632	55,559
RAIT Financial Trust(a)	3,787	7,082
Ramco-Gershenson Properties Trust	1,874	18,927
Realty Income Corp.(b)	5,092	154,440
Redwood Trust Inc.	3,779	55,325
Regency Centers Corp.	3,987	137,153
Saul Centers Inc.	99	4,022
Senior Housing Properties Trust(b)	6,212	124,923
Simon Property Group Inc.	4,389	354,412
SL Green Realty Corp.	3,797	208,987
Sovran Self Storage Inc.	1,350	46,480
Strategic Hotels & Resorts Inc.(a)	5,205	22,850
Sun Communities Inc.	918	23,831

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

Sunstone Hotel Investors Inc.(a)	4,900	48,657
Tanger Factory Outlet Centers Inc.	845	34,966
Taubman Centers Inc.	2,662	100,171
Two Harbors Investment Corp.	1,249	10,304
U-Store-It Trust	4,546	33,913
UDR Inc.	7,383	141,237
UMH Properties Inc.	464	4,672
Universal Health Realty Income Trust	273	8,771
Urstadt Biddle Properties Inc. Class A	882	14,227
Ventas Inc.	5,561	261,089
Vornado Realty Trust	7,154	521,884
Walter Investment Management Corp.	1,241	20,290
Washington Real Estate Investment Trust	2,226	61,415
Weingarten Realty Investors	5,839	111,233
Winthrop Realty Trust	894	11,452

		10,820,077
RETAIL—2.37%
99 Cents Only Stores(a)	310	4,588
Abercrombie & Fitch Co. Class A	1,021	31,335
AFC Enterprises Inc.(a)	261	2,375
America’s Car-Mart Inc.(a)	233	5,273
American Eagle Outfitters Inc.	7,655	89,946
AutoNation Inc.(a)(b)	2,357	45,962
Barnes & Noble Inc.(b)	1,866	24,071
Bebe Stores Inc.	1,264	8,090
Big 5 Sporting Goods Corp.	51	670
Biglari Holdings Inc.(a)	63	18,075
BJ’s Wholesale Club Inc.(a)	2,397	88,713
Bob Evans Farms Inc.	1,494	36,782
Bon-Ton Stores Inc. (The)(a)	355	3,461
Books-A-Million Inc.(b)	325	1,957
Borders Group Inc.(a)	2,624	3,490
Brinker International Inc.	632	9,139
Brown Shoe Co. Inc.	687	10,429
Buckle Inc. (The)(b)	73	2,367
Build-A-Bear Workshop Inc.(a)	876	5,939
Cabela’s Inc.(a)(b)	1,949	27,559
Casey’s General Stores Inc.	1,524	53,188
Cash America International Inc.	975	33,413
Casual Male Retail Group Inc.(a)	180	616
Charming Shoppes Inc.(a)	5,591	20,966
Children’s Place Retail Stores Inc. (The)(a)	129	5,679
Christopher & Banks Corp.	808	5,002
Collective Brands Inc.(a)	1,013	16,005
Conn’s Inc.(a)(b)	444	2,611
Cracker Barrel Old Country Store Inc.	88	4,097
CVS Caremark Corp.	59,020	1,730,466
Dillard’s Inc. Class A(b)	2,246	48,289
Domino’s Pizza Inc.(a)	1,156	13,063
Dress Barn Inc.(a)	185	4,405
EZCORP Inc.(a)	155	2,875
Finish Line Inc. (The) Class A	1,724	24,015
Foot Locker Inc.	7,606	95,988
Fred’s Inc. Class A	1,898	20,992
GameStop Corp. Class A(a)	7,427	139,553
Gap Inc. (The)	2,471	48,086
Genesco Inc.(a)	1,062	27,941
Group 1 Automotive Inc.(a)	943	22,189
Haverty Furniture Companies Inc.	763	9,377
Hot Topic Inc.	1,225	6,223
J.C. Penney Co. Inc.	7,771	166,921
Jack in the Box Inc.(a)	187	3,637
Kenneth Cole Productions Inc. Class A(a)	279	3,072

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

Kohl’s Corp.(a)	3,879	184,253
Landry’s Restaurants Inc.(a)	360	8,806
Lithia Motors Inc. Class A	987	6,100
Lowe’s Companies Inc.	16,720	341,422
Macy’s Inc.	18,516	331,436
MarineMax Inc.(a)	1,051	7,294
McCormick & Schmick’s Seafood Restaurants Inc.(a)	469	3,499
Men’s Wearhouse Inc. (The)	2,552	46,855
Movado Group Inc.(a)	783	8,362
New York & Co. Inc.(a)	1,077	2,466
O’Charley’s Inc.(a)	918	4,865
Office Depot Inc.(a)	12,013	48,533
OfficeMax Inc.(a)	2,621	34,230
Pacific Sunwear of California Inc.(a)	3,182	10,182
Pantry Inc. (The)(a)	1,010	14,251
Papa John’s International Inc.(a)	231	5,341
PC Connection Inc.(a)	440	2,666
Penske Automotive Group Inc.(a)	1,325	15,052
Pep Boys - Manny, Moe & Jack (The)	2,534	22,451
RadioShack Corp.	6,092	118,855
Red Robin Gourmet Burgers Inc.(a)	750	12,870
Regis Corp.	2,811	43,767
REX American Resources Corp.(a)	369	5,904
Rite Aid Corp.(a)(b)	25,345	24,838
Ruby Tuesday Inc.(a)	3,170	26,945
Rush Enterprises Inc. Class A(a)	1,539	20,561
Saks Inc.(a)(b)	6,564	49,821
Sally Beauty Holdings Inc.(a)	468	3,838
School Specialty Inc.(a)	606	10,950
Sears Holdings Corp.(a)(b)	2,211	142,941
Select Comfort Corp.(a)	381	3,334
Shoe Carnival Inc.(a)	379	7,773
Signet Jewelers Ltd.(a)	4,170	114,675
Sonic Automotive Inc.(a)	1,612	13,799
Sport Supply Group Inc.	285	3,836
Stage Stores Inc.	1,908	20,378
Stein Mart Inc.(a)	754	4,697
Susser Holdings Corp.(a)	332	3,914
Systemax Inc.	106	1,597
Talbots Inc. (The)(a)	452	4,660
Titan Machinery Inc.(a)	422	5,541
Tuesday Morning Corp.(a)	1,500	5,985
Wal-Mart Stores Inc.	39,420	1,894,919
Walgreen Co.	4,230	112,941
Wendy’s/Arby’s Group Inc. Class A	9,821	39,284
West Marine Inc.(a)	691	7,518
Wet Seal Inc. Class A(a)	1,291	4,712

		6,737,807
SAVINGS & LOANS—0.58%
Abington Bancorp Inc.	1,048	9,139
Astoria Financial Corp.	4,221	58,081
BankFinancial Corp.	964	8,011
Beneficial Mutual Bancorp Inc.(a)	1,672	16,519
Berkshire Hills Bancorp Inc.	674	13,130
BofI Holding Inc.(a)	331	4,674
Brookline Bancorp Inc.	2,854	25,344
Capitol Federal Financial	900	29,844
Clifton Savings Bancorp Inc.	467	4,040
Danvers Bancorp Inc.	936	13,525
Dime Community Bancshares Inc.	1,285	15,844
ESB Financial Corp.(b)	426	5,559
ESSA Bancorp Inc.	713	8,777
First Financial Holdings Inc.	790	9,045

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

First Niagara Financial Group Inc.	10,191	127,693
Flagstar Bancorp Inc.(a)	2,239	7,030
Flushing Financial Corp.	1,539	18,822
Fox Chase Bancorp Inc.(a)	291	2,785
Heritage Financial Group	82	887
Home Bancorp Inc.(a)	391	5,048
Home Federal Bancorp Inc.	799	10,091
Hudson City Bancorp Inc.	21,035	257,468
Investors Bancorp Inc.(a)	2,038	26,739
Kearny Financial Corp.	768	7,035
Meridian Interstate Bancorp Inc.(a)	468	5,101
NASB Financial Inc.	188	2,848
New York Community Bancorp Inc.	21,202	323,755
NewAlliance Bancshares Inc.	5,180	58,068
Northwest Bancshares Inc.	5,371	61,605
OceanFirst Financial Corp.	730	8,811
Oritani Financial Corp.	1,857	18,570
People’s United Financial Inc.	18,095	244,282
Provident Financial Services Inc.	2,939	34,357
Provident New York Bancorp	1,873	16,576
Rockville Financial Inc.	420	5,002
Roma Financial Corp.	379	4,116
Territorial Bancorp Inc.	586	11,105
TFS Financial Corp.	3,872	48,052
United Financial Bancorp Inc.	801	10,934
ViewPoint Financial Group	304	4,210
Washington Federal Inc.	5,488	88,796
Waterstone Financial Inc.(a)	429	1,463
Westfield Financial Inc.	1,474	12,278
WSFS Financial Corp.	246	8,839

		1,653,898
SEMICONDUCTORS—1.42%
Actel Corp.(a)	474	6,077
Advanced Analogic Technologies Inc.(a)	1,613	5,145
Advanced Micro Devices Inc.(a)	18,008	131,819
Alpha & Omega Semiconductor Ltd.(a)	212	2,928
ANADIGICS Inc.(a)	803	3,501
Atmel Corp.(a)	2,411	11,573
ATMI Inc.(a)	1,432	20,965
Axcelis Technologies Inc.(a)	4,531	7,023
AXT Inc.(a)	848	3,824
Brooks Automation Inc.(a)	1,342	10,374
Cabot Microelectronics Corp.(a)	899	31,096
CEVA Inc.(a)	91	1,147
Cohu Inc.	949	11,511
DSP Group Inc.(a)	1,170	7,476
Emulex Corp.(a)	3,929	36,068
Entegris Inc.(a)	4,434	17,603
Exar Corp.(a)	1,602	11,102
Fairchild Semiconductor International Inc.(a)	6,137	51,612
FormFactor Inc.(a)	2,417	26,104
GSI Technology Inc.(a)	319	1,825
Ikanos Communications Inc.(a)	1,187	1,911
Integrated Device Technology Inc.(a)	3,090	15,296
Integrated Silicon Solution Inc.(a)	111	837
Intel Corp.	85,796	1,668,732
International Rectifier Corp.(a)	3,430	63,832
Intersil Corp. Class A	3,946	47,786
IXYS Corp.(a)	412	3,642
KLA-Tencor Corp.	7,824	218,133
Kopin Corp.(a)	1,973	6,688
LSI Corp.(a)	31,855	146,533
MEMC Electronic Materials Inc.(a)	6,434	63,568

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

Micron Technology Inc.(a)	41,607	353,243
Microsemi Corp.(a)	2,493	36,473
Microtune Inc.(a)	2,200	4,686
MKS Instruments Inc.(a)	1,435	26,863
National Semiconductor Corp.	1,042	14,025
Novellus Systems Inc.(a)	538	13,644
OmniVision Technologies Inc.(a)	611	13,100
Pericom Semiconductor Corp.(a)	1,120	10,752
Photronics Inc.(a)	2,562	11,580
PMC-Sierra Inc.(a)	10,602	79,727
Richardson Electronics Ltd.	487	4,383
Rudolph Technologies Inc.(a)	128	966
Silicon Image Inc.(a)	966	3,391
Standard Microsystems Corp.(a)	766	17,832
Tessera Technologies Inc.(a)	1,021	16,387
Texas Instruments Inc.	32,724	761,815
Ultratech Inc.(a)	215	3,498
Zoran Corp.(a)	2,229	21,265

		4,029,361
SOFTWARE—1.48%
Activision Blizzard Inc.	18,380	192,806
American Reprographics Co.(a)	1,517	13,243
Avid Technology Inc.(a)(b)	1,401	17,835
Broadridge Financial Solutions Inc.	604	11,506
CA Inc.	3,535	65,044
CDC Corp. Class A(a)	4,706	9,789
Compuware Corp.(a)	4,797	38,280
CSG Systems International Inc.(a)	874	16,020
Deltek Inc.(a)	96	801
Digi International Inc.(a)	995	8,229
DivX Inc.(a)	893	6,840
Double-Take Software Inc.(a)	1,014	10,637
DynaVox Inc.(a)	393	6,292
Electronic Arts Inc.(a)	951	13,694
Emdeon Inc. Class A(a)	139	1,742
Epicor Software Corp.(a)	949	7,583
EPIQ Systems Inc.(a)	1,468	18,981
Fair Isaac Corp.	2,234	48,679
FalconStor Software Inc.(a)	731	1,930
Fidelity National Information Services Inc.	16,134	432,714
Fiserv Inc.(a)	2,469	112,735
Global Defense Technology & Systems Inc.(a)	133	1,698
infoGROUP Inc.(a)	384	3,064
JDA Software Group Inc.(a)	1,649	36,245
ManTech International Corp. Class A(a)	98	4,172
Microsoft Corp.	123,654	2,845,279
MoneyGram International Inc.(a)	541	1,325
Novell Inc.(a)	16,918	96,094
Quest Software Inc.(a)	286	5,159
Schawk Inc.	93	1,390
SeaChange International Inc.(a)	746	6,140
Smith Micro Software Inc.(a)	164	1,560
SYNNEX Corp.(a)	1,085	27,798
Take-Two Interactive Software Inc.(a)	3,141	28,269
THQ Inc.(a)	1,179	5,093
Total System Services Inc.	7,997	108,759
Trident Microsystems Inc.(a)	3,345	4,750

		4,212,175
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)	1,760	28,653

		28,653

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

TELECOMMUNICATIONS—5.64%
ADC Telecommunications Inc.(a)	722	5,350
ADPT Corp.(a)	4,045	11,690
Amdocs Ltd.(a)	7,240	194,394
Anaren Inc.(a)	625	9,337
Anixter International Inc.(a)	689	29,351
Applied Signal Technology Inc.	333	6,543
ARRIS Group Inc.(a)	4,969	50,634
AT&T Inc.	288,140	6,970,107
Atlantic Tele-Network Inc.	32	1,322
Aviat Networks Inc.(a)	2,981	10,821
BigBand Networks Inc.(a)	1,245	3,760
Black Box Corp.	864	24,097
Calix Inc.(a)	31	318
CenturyLink Inc.	14,622	487,059
Cincinnati Bell Inc.(a)	7,106	21,389
Clearwire Corp. Class A(a)	1,714	12,478
CommScope Inc.(a)	4,606	109,485
Comtech Telecommunications Corp.(a)	874	26,159
Consolidated Communications Holdings Inc.	292	4,967
Corning Inc.	66,715	1,077,447
CPI International Inc.(a)	323	5,036
EchoStar Corp. Class A(a)	1,819	34,707
EMS Technologies Inc.(a)	695	10,439
Extreme Networks Inc.(a)	3,280	8,856
FiberTower Corp.(a)	2,188	10,327
Frontier Communications Corp.(b)	9,370	66,621
General Communication Inc. Class A(a)	2,290	17,381
Global Crossing Ltd.(a)	562	5,940
Globalstar Inc.(a)	3,295	5,074
Globecomm Systems Inc.(a)	963	7,945
Harmonic Inc.(a)	3,709	20,177
Hughes Communications Inc.(a)	157	3,820
ICO Global Communications (Holdings) Ltd.(a)	1,673	2,694
IDT Corp. Class B(a)	672	8,568
Infinera Corp.(a)	301	1,935
Iridium Communications Inc.(a)	1,641	16,476
Knology Inc.(a)	151	1,650
Leap Wireless International Inc.(a)	2,956	38,369
Level 3 Communications Inc.(a)	49,731	54,207
MasTec Inc.(a)	2,562	24,083
MetroPCS Communications Inc.(a)	6,367	52,146
Motorola Inc.(a)	113,743	741,604
Newport Corp.(a)	1,270	11,506
NII Holdings Inc.(a)	1,717	55,837
Novatel Wireless Inc.(a)	1,338	7,680
Oplink Communications Inc.(a)	614	8,799
Opnext Inc.(a)	2,016	3,326
PAETEC Holding Corp.(a)	1,895	6,462
Powerwave Technologies Inc.(a)	6,658	10,253
Preformed Line Products Co.	91	2,543
Premiere Global Services Inc.(a)	2,896	18,361
Qwest Communications International Inc.	84,431	443,263
Shenandoah Telecommunications Co.	54	958
Sonus Networks Inc.(a)	1,888	5,116
Sprint Nextel Corp.(a)	143,840	609,882
Sycamore Networks Inc.	956	15,889
Symmetricom Inc.(a)	2,190	11,147
Tekelec(a)	2,873	38,038
Telephone and Data Systems Inc.	4,118	125,146
Tellabs Inc.	18,787	120,049
TESSCO Technologies Inc.	92	1,536
United States Cellular Corp.(a)	759	31,233

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

USA Mobility Inc.	446	5,762
UTStarcom Inc.(a)(b)	5,607	10,317
Verizon Communications Inc.	137,856	3,862,725
ViaSat Inc.(a)	1,022	33,276
Virgin Media Inc.	16,139	269,360
Vonage Holdings Corp.(a)	2,934	6,748
Windstream Corp.	13,739	145,084

		16,055,059
TEXTILES—0.11%
Cintas Corp.	6,456	154,750
G&K Services Inc. Class A	896	18,502
Mohawk Industries Inc.(a)	2,404	110,007
UniFirst Corp.	682	30,022

		313,281
TOYS, GAMES & HOBBIES—0.07%
JAKKS Pacific Inc.(a)	1,378	19,816
LeapFrog Enterprises Inc.(a)	341	1,371
Mattel Inc.	7,445	157,536
RC2 Corp.(a)	976	15,723

		194,446
TRANSPORTATION—1.69%
Air Transport Services Group Inc.(a)	2,600	12,376
Alexander & Baldwin Inc.	2,009	59,828
American Commercial Lines Inc.(a)(b)	432	9,724
Arkansas Best Corp.	1,240	25,730
Atlas Air Worldwide Holdings Inc.(a)	1,253	59,518
Baltic Trading Ltd.(a)	781	8,880
Bristow Group Inc.(a)	1,758	51,685
CAI International Inc.(a)	329	3,915
Celadon Group Inc.(a)	370	5,232
Con-way Inc.	2,403	72,138
CSX Corp.	19,036	944,757
DHT Maritime Inc.	2,440	9,394
Dynamex Inc.(a)	260	3,172
Eagle Bulk Shipping Inc.(a)	3,005	12,681
Excel Maritime Carriers Ltd.(a)	1,905	9,754
FedEx Corp.	5,397	378,384
Frontline Ltd.(b)	452	12,900
Genco Shipping & Trading Ltd.(a)(b)	1,274	19,097
General Maritime Corp.	2,465	14,889
Golar LNG Ltd.	1,643	16,216
GulfMark Offshore Inc. Class A(a)	1,126	29,501
Horizon Lines Inc. Class A(b)	1,441	6,095
International Shipholding Corp.	286	6,329
Kansas City Southern Industries Inc.(a)	2,056	74,736
Kirby Corp.(a)	2,454	93,866
Knightsbridge Tankers Ltd.	829	14,582
Marten Transport Ltd.(a)	625	12,988
Nordic American Tanker Shipping Ltd.(b)	2,291	64,354
Norfolk Southern Corp.	18,088	959,568
Old Dominion Freight Line Inc.(a)	139	4,884
Overseas Shipholding Group Inc.	1,251	46,337
P.A.M. Transportation Services Inc.(a)	213	3,201
Patriot Transportation Holding Inc.(a)	64	5,178
PHI Inc.(a)	633	8,919
Quality Distribution Inc.(a)	277	1,432
RailAmerica Inc.(a)	1,108	10,991
Roadrunner Transportation Systems Inc.(a)	192	2,728
Ryder System Inc.	1,221	49,121

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

Saia Inc.(a)	761	11,415
Scorpio Tankers Inc.(a)	106	1,214
Ship Finance International Ltd.	2,166	38,728
Teekay Corp.	2,056	53,806
Teekay Tankers Ltd. Class A	1,301	14,480
Ultrapetrol (Bahamas) Ltd.(a)	1,137	4,946
Union Pacific Corp.	21,610	1,502,111
Universal Truckload Services Inc.(a)	305	4,249
USA Truck Inc.(a)	372	5,997
UTi Worldwide Inc.	788	9,755
Werner Enterprises Inc.	1,803	39,468

		4,811,249
TRUCKING & LEASING—0.04%
Aircastle Ltd.	2,457	19,287
AMERCO(a)	421	23,176
GATX Corp.	1,622	43,275
Greenbrier Companies Inc. (The)(a)	923	10,338
TAL International Group Inc.	622	13,976

		110,052
WATER—0.16%
American States Water Co.	912	30,224
American Water Works Co. Inc.	8,491	174,915
Aqua America Inc.	6,679	118,085
Artesian Resources Corp. Class A	298	5,501
California Water Service Group	954	34,058
Connecticut Water Service Inc.	428	8,997
Consolidated Water Co. Ltd.	694	7,898
Middlesex Water Co.	678	10,746
PICO Holdings Inc.(a)	1,094	32,787
SJW Corp.	642	15,048
Southwest Water Co.	811	8,499
York Water Co.	602	8,548

		455,306

TOTAL COMMON STOCKS
(Cost: $397,096,011)		284,060,142

SHORT-TERM INVESTMENTS—1.28%

MONEY MARKET FUNDS—1.28%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(e)(f)	2,219,307	2,219,307
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(e)(f)	533,463	533,463
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(e)	882,095	882,095

		3,634,865

Schedule of Investments (Unaudited) (Continued)

iShares® Russell 3000 Value Index Fund

June 30, 2010

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,634,865)	3,634,865

TOTAL INVESTMENTS IN SECURITIES—101.07%
(Cost: $400,730,876)	287,695,007
Other Assets, Less Liabilities—(1.07)%	(3,035,113)

NET ASSETS—100.00%	$284,659,894

NVS—Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Russell Microcap Index Fund

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.76%

ADVERTISING—0.19%
APAC Customer Services Inc.(a)	64,945	$370,187
Gaiam Inc. Class A	34,243	207,855
Marchex Inc. Class B	42,999	165,546
Valuevision Media Inc. Class A(a)	50,974	90,224

		833,812
AEROSPACE & DEFENSE—0.51%
CPI Aerostructures Inc.(a)	9,530	93,871
Ducommun Inc.	22,419	383,365
GenCorp Inc.(a)(b)	116,515	510,336
Herley Industries Inc.(a)	28,990	413,397
Innovative Solutions and Support Inc.(a)	31,353	137,953
Kratos Defense & Security Solutions Inc.(a)	32,481	341,050
LMI Aerospace Inc.(a)	17,988	283,671

		2,163,643
AGRICULTURE—0.14%
Alico Inc.	8,882	204,108
Cadiz Inc.(a)(b)	28,234	340,785
Griffin Land & Nurseries Inc.	2,832	71,933

		616,826
AIRLINES—0.29%
ExpressJet Holdings Inc.(a)	31,181	81,071
Hawaiian Holdings Inc.(a)	99,834	516,142
Pinnacle Airlines Corp.(a)	38,446	209,146
Republic Airways Holdings Inc.(a)(b)	69,087	422,121

		1,228,480
APPAREL—0.75%
American Apparel Inc.(a)(b)	64,704	118,408
Cherokee Inc.	18,216	311,494
Delta Apparel Inc.(a)	13,683	199,772
Heelys Inc.(a)(b)	41,949	101,936
Joe’s Jeans Inc.(a)	88,592	175,412
Lacrosse Footwear Inc.	10,351	174,311
Mossimo Inc.(c)	21,276	2
Oxford Industries Inc.	27,983	585,684
Perry Ellis International Inc.(a)	20,040	404,808
R.G. Barry Corp.	22,885	252,421
Rocky Brands Inc.(a)	16,069	102,681
Tandy Leather Factory Inc.	20,054	83,024
Unifi Inc.(a)	84,995	324,681
Weyco Group Inc.	15,604	355,459

		3,190,093
AUTO MANUFACTURERS—0.33%
Force Protection Inc.(a)	138,267	566,895
Wabash National Corp.(a)	117,512	835,510

		1,402,405

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

June 30, 2010

AUTO PARTS & EQUIPMENT—1.27%
Amerigon Inc. Class A(a)	44,973	331,901
ATC Technology Corp.(a)	40,201	648,040
Commercial Vehicle Group Inc.(a)	49,665	507,080
Dorman Products Inc.(a)	22,957	466,716
Douglas Dynamics Inc.(a)	23,799	273,688
Exide Technologies Inc.(a)	150,330	781,716
Fuel Systems Solutions Inc.(a)(b)	28,107	729,377
Miller Industries Inc.	21,270	286,507
Motorcar Parts of America Inc.(a)	24,969	159,302
Spartan Motors Inc.	66,102	277,628
Standard Motor Products Inc.	39,638	319,879
Superior Industries International Inc.	47,015	631,881

		5,413,715
BANKS—9.31%
1st United Bancorp Inc.(a)	49,246	362,451
Alliance Financial Corp.(b)	12,842	357,008
American National Bankshares Inc.	14,144	302,540
Ameris Bancorp(a)	50,091	483,879
AmeriServ Financial Inc.(a)	105,951	170,581
Ames National Corp.	19,102	373,253
Arrow Financial Corp.	22,848	527,789
Bancorp Inc. (The)(a)	48,042	376,169
Bancorp Rhode Island Inc.	9,127	239,127
BancTrust Financial Group Inc.(a)(b)	47,111	174,311
Bank Mutual Corp.	97,971	556,475
Bank of Commerce Holdings	42,046	199,298
Bank of Marin Bancorp	13,589	433,897
Banner Corp.(b)	51,451	101,873
Berkshire Bancorp Inc.(a)	8,963	44,815
Boston Private Financial Holdings Inc.	140,706	904,740
Bridge Bancorp Inc.(b)	15,520	376,826
Bridge Capital Holdings(a)	22,264	202,602
Bryn Mawr Bank Corp.	22,655	380,151
Camden National Corp.	17,752	487,647
Capital City Bank Group Inc.(b)	25,661	317,683
Capitol Bancorp Ltd.(a)(b)	48,653	61,789
Cardinal Financial Corp.	62,473	577,250
Center Bancorp Inc.(b)	35,346	267,923
Center Financial Corp.(a)(b)	73,639	379,241
CenterState Banks Inc.	46,634	470,537
Central Jersey Bancorp(a)	17,026	120,544
Central Pacific Financial Corp.(a)(b)	73,062	109,593
Century Bancorp Inc. Class A	7,690	169,488
Citizens & Northern Corp.	25,549	273,374
Citizens Holding Co.(b)	2,603	44,798
Citizens Republic Bancorp Inc.(a)	782,903	665,468
CNB Financial Corp.	24,470	268,681
CoBiz Financial Inc.	67,444	444,456
Eagle Bancorp Inc.(a)	35,872	422,572
Eastern Virginia Bankshares Inc.	1,533	9,980
Encore Bancshares Inc.(a)	21,460	212,239
Enterprise Financial Services Corp.	32,983	317,956
Farmers Capital Bank Corp.	19,384	97,889
Fidelity Southern Corp.(a)	16,601	108,903
Financial Institutions Inc.	23,827	423,167
First Bancorp (North Carolina)	33,430	484,401
First BanCorp (Puerto Rico)(a)	188,834	100,082
First Bancorp Inc. (Maine)	22,900	300,677
First Busey Corp.	106,038	480,352

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

June 30, 2010

First California Financial Group Inc.(a)	47,375	127,439
First Community Bancshares Inc.	32,873	482,904
First Merchants Corp.	53,857	456,707
First of Long Island Corp. (The)	15,197	390,715
First Security Group Inc.	47,456	91,116
First South Bancorp Inc.(b)	22,829	242,216
Firstbank Corp.	11,739	49,656
German American Bancorp Inc.	28,599	437,565
Great Southern Bancorp Inc.	23,157	470,319
Green Bancshares Inc.(a)(b)	24,492	312,763
Guaranty Bancorp(a)	122,098	129,424
Hampton Roads Bankshares Inc.(a)(b)	55,418	41,563
Hanmi Financial Corp.(a)(b)	118,506	149,318
Heartland Financial USA Inc.	28,617	494,502
Heritage Commerce Corp.(a)(b)	28,848	102,410
Heritage Financial Corp.(a)	15,989	239,355
Hudson Valley Holding Corp.	24,328	562,463
Intervest Bancshares Corp.(a)(b)	26,040	141,918
K-Fed Bancorp	12,589	114,308
Lakeland Bancorp Inc.	43,757	372,810
Lakeland Financial Corp.	35,844	716,163
LNB Bancorp Inc.	36,563	184,277
MainSource Financial Group Inc.	44,016	315,595
MBT Financial Corp.(a)	47,943	108,831
Mercantile Bank Corp.	22,157	118,983
Merchants Bancshares Inc.	8,832	196,247
Metro Bancorp Inc.(a)	28,501	351,702
MidSouth Bancorp Inc.	20,416	260,712
Nara Bancorp Inc.(a)	77,639	654,497
National Bankshares Inc.(b)	17,858	432,699
NewBridge Bancorp(a)	41,890	147,034
Northrim BanCorp Inc.	16,764	259,507
Old Second Bancorp Inc.(b)	34,148	68,296
OmniAmerican Bancorp Inc.(a)	30,702	346,626
Oriental Financial Group Inc.	65,334	827,128
Orrstown Financial Services Inc.	15,620	345,671
Pacific Capital Bancorp(a)(b)	113,833	81,960
Pacific Continental Corp.	41,724	395,126
Pacific Mercantile Bancorp(a)(b)	30,535	106,262
Peapack-Gladstone Financial Corp.	19,857	232,327
Peoples Bancorp Inc.	23,477	340,416
Peoples Financial Corp.(b)	4,544	48,166
Pinnacle Financial Partners Inc.(a)	68,678	882,512
Preferred Bank(a)(b)	40,608	84,871
QCR Holdings Inc.	6,612	65,260
Renasant Corp.	45,911	658,823
Riverview Bancorp Inc.(a)	35,487	86,943
S.Y. Bancorp Inc.	28,101	645,761
Sandy Spring Bancorp Inc.	48,989	686,336
SCBT Financial Corp.	26,696	940,233
Seacoast Banking Corp. of Florida(a)(b)	105,257	139,992
Shore Bancshares Inc.	20,892	248,824
Sierra Bancorp(b)	21,392	246,008
Smithtown Bancorp Inc.(b)	39,374	117,335
Southern Community Financial Corp.(a)	54,740	122,618
Southside Bancshares Inc.	37,643	739,308
Southwest Bancorp Inc.	39,657	527,042
State Bancorp Inc.	37,655	357,722
Stellar One Corp.	49,078	626,726
Sterling Bancorp	56,292	506,628
Suffolk Bancorp	22,240	688,106
Sun Bancorp Inc. (New Jersey)(a)	36,392	136,834
Superior Bancorp(a)(b)	36,168	69,804

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

June 30, 2010

Taylor Capital Group Inc.(a)(b)	20,773	268,803
Tower Bancorp Inc.	13,508	295,690
TriCo Bancshares	30,656	519,006
Union First Market Bankshares Corp.	37,548	460,338
United Security Bancshares(a)(b)	19,653	71,537
United Security Bancshares Inc.(b)	17,036	154,176
United Western Bancorp Inc.	91,171	72,937
Univest Corp. of Pennsylvania	34,821	603,100
Virginia Commerce Bancorp Inc.(a)(b)	44,569	278,556
Washington Banking Co.	33,493	428,375
Washington Trust Bancorp Inc.	32,298	550,358
West Bancorporation Inc.(a)	36,589	249,171
West Coast Bancorp(b)	191,751	488,965
Wilber Corp. (The)	17,241	102,584
Wilshire Bancorp Inc.	43,078	376,932
Yadkin Valley Financial Corp.(b)	40,571	137,130

		39,767,515
BEVERAGES—0.29%
Craft Brewers Alliance Inc.(a)	22,200	102,120
Farmer Bros. Co.	15,235	229,896
Peet’s Coffee & Tea Inc.(a)	23,446	920,725

		1,252,741
BIOTECHNOLOGY—3.46%
Aastrom Biosciences Inc.(a)	72,815	108,494
Antigenics Inc.(a)	168,664	136,787
Arena Pharmaceuticals Inc.(a)(b)	204,253	627,057
ARIAD Pharmaceuticals Inc.(a)	222,990	628,832
ArQule Inc.(a)	79,597	342,267
AspenBio Pharma Inc.(a)(b)	75,950	74,431
Athersys Inc.(a)	25,058	72,919
Avigen Inc. Escrow(c)	58,627	2,345
AVEO Pharmaceuticals Inc.(a)	20,362	143,959
BioCryst Pharmaceuticals Inc.(a)(b)	58,052	343,087
BioMimetic Therapeutics Inc.(a)	30,885	343,441
BioSante Pharmaceuticals Inc.(a)(b)	132,524	233,242
Biotime Inc.(a)	43,954	270,757
Cambrex Corp.(a)	64,556	203,351
Celldex Therapeutics Inc.(a)(b)	64,032	291,986
Celsion Corp.(a)	28,468	89,105
Cleveland Biolabs Inc.(a)(b)	49,675	183,798
CryoLife Inc.(a)	59,692	321,740
Curis Inc.(a)(b)	154,360	214,560
Cytokinetics Inc.(a)	95,181	225,579
Cytori Therapeutics Inc.(a)(b)	83,838	291,756
CytRx Corp.(a)	239,478	184,398
Enzo Biochem Inc.(a)	67,961	276,601
Exact Sciences Corp.(a)	74,361	327,188
GTx Inc.(a)(b)	39,661	120,966
Harvard Bioscience Inc.(a)(b)	54,198	192,945
Idera Pharmaceuticals Inc.(a)	46,401	167,044
Immunomedics Inc.(a)(b)	132,303	408,816
Inhibitex Inc.(a)	99,095	252,692
Inovio Pharmaceuticals Inc.(a)	169,659	173,052
Lexicon Pharmaceuticals Inc.(a)	379,060	485,197
Maxygen Inc.(a)	64,129	354,633
MDRNA Inc.(a)(b)	109,537	98,693
Micromet Inc.(a)(b)	161,733	1,009,214
Nanosphere Inc.(a)	33,718	147,010
Neuralstem Inc.(a)(b)	90,816	227,040
Novavax Inc.(a)(b)	167,863	364,263

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

June 30, 2010

Nymox Pharmaceutical Corp.(a)	43,565	135,923
Omeros Corp.(a)(b)	37,946	281,559
OncoGenex Pharmaceutical Inc.(a)(b)	13,491	181,454
Oncothyreon Inc.(a)(b)	57,717	191,620
Orchid Cellmark Inc.(a)	69,735	117,852
Orexigen Therapeutics Inc.(a)	62,067	260,681
Oxygen Biotherapeutics Inc.(a)	55,731	161,063
Peregrine Pharmaceuticals Inc.(a)	107,829	231,832
Repligen Corp.(a)	66,774	214,345
Rexahn Pharmaceuticals Inc.(a)(b)	102,050	145,932
RTI Biologics Inc.(a)	112,493	329,605
RXi Pharmaceuticals Corp.(a)	31,396	81,630
Sangamo BioSciences Inc.(a)(b)	92,292	342,403
Sequenom Inc.(a)(b)	124,913	738,236
StemCells Inc.(a)(b)	241,548	227,055
Strategic Diagnostics Inc.(a)	55,348	100,180
SuperGen Inc.(a)	115,168	232,639
Telik Inc.(a)	128,033	99,866
Transcept Pharmaceuticals Inc.(a)(b)	11,877	98,935
Vical Inc.(a)(b)	112,658	349,240
ZIOPHARM Oncology Inc.(a)(b)	100,203	318,646

		14,779,941
BUILDING MATERIALS—0.80%
AAON Inc.	24,699	575,734
American DG Energy Inc.(a)	44,047	136,986
Broadwind Energy Inc.(a)	184,782	517,390
Builders FirstSource Inc.(a)(b)	93,001	223,202
Comfort Systems USA Inc.	74,911	723,640
LSI Industries Inc.	41,059	200,368
NCI Building Systems Inc.(a)	34,567	289,326
PGT Inc.(a)	38,729	99,533
Trex Co. Inc.(a)(b)	31,729	637,436

		3,403,615
CHEMICALS—1.42%
Aceto Corp.	54,113	310,068
American Pacific Corp.(a)	18,485	92,795
American Vanguard Corp.	41,234	326,986
Chase Corp.(b)	16,318	186,515
Codexis Inc.(a)	12,145	106,390
Hawkins Inc.(b)	18,687	449,983
KMG Chemicals Inc.	13,038	187,226
Landec Corp.(a)	55,614	327,566
NL Industries Inc.	13,044	79,568
OMNOVA Solutions Inc.(a)	90,880	709,773
Penford Corp.(a)	25,769	166,983
Quaker Chemical Corp.	22,287	603,755
Spartech Corp.(a)	62,312	638,698
Symyx Technologies Inc.(a)	71,307	357,248
TPC Group Inc.(a)	15,982	265,301
Zep Inc.	43,864	764,988
Zoltek Companies Inc.(a)	55,677	471,584

		6,045,427
COAL—0.10%
L&L Energy Inc.(a)	33,992	292,331
Westmoreland Coal Co.(a)	18,520	150,383

		442,714

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

June 30, 2010

COMMERCIAL SERVICES—5.14%
Advance America Cash Advance Centers Inc.	110,379	455,865
Albany Molecular Research Inc.(a)	46,535	240,586
AMN Healthcare Services Inc.(a)	66,450	497,046
Arrowhead Research Corp.(a)	140,121	154,133
Barrett Business Services Inc.	17,409	215,872
Bowne & Co. Inc.	79,972	897,286
Carriage Services Inc.(a)	39,558	184,340
Cass Information Systems Inc.	16,955	580,709
CDI Corp.	25,276	392,536
China Direct Industries Inc.(a)	66,393	74,360
Collectors Universe Inc.	10,809	145,057
Consolidated Graphics Inc.(a)	18,223	787,963
Cornell Companies Inc.(a)	22,961	616,962
CorVel Corp.(a)	14,588	492,929
CPI Corp.(b)	10,831	242,831
CRA International Inc.(a)	22,507	423,807
Cross Country Healthcare Inc.(a)	63,522	571,063
Diamond Management & Technology Consultants Inc.	46,183	476,147
Document Security Systems Inc.(a)	36,736	115,718
Dollar Financial Corp.(a)	49,871	986,947
Edgewater Technology Inc.(a)	24,020	69,418
Electro Rent Corp.	33,322	426,188
ExlService Holdings Inc.(a)	30,707	527,239
Exponent Inc.(a)	28,102	919,497
Franklin Covey Co.(a)	29,277	190,301
Great Lakes Dredge & Dock Corp.	119,520	717,120
H&E Equipment Services Inc.(a)	56,146	420,534
Hackett Group Inc. (The)(a)	57,814	162,457
Hill International Inc.(a)	51,141	207,632
Hudson Highland Group Inc.(a)	65,241	287,060
Innovaro Inc.(a)	33,252	124,695
Integramed America Inc.(a)	15,609	126,745
Intersections Inc.(a)	24,818	102,995
Jackson Hewitt Tax Service Inc.(a)(b)	68,401	77,293
Kendle International Inc.(a)	30,433	350,588
Kenexa Corp.(a)	45,708	548,496
Learning Tree International Inc.(a)	13,787	149,589
LECG Corp.(a)	59,900	155,740
Mac-Gray Corp.	25,551	284,638
Medifast Inc.(a)(b)	26,946	698,171
MedQuist Inc.	22,819	180,498
Michael Baker Corp.(a)	16,317	569,463
Midas Inc.(a)	30,570	234,472
Multi-Color Corp.	24,269	248,515
Newtek Business Services Inc.	75,459	100,360
Odyssey Marine Exploration Inc.(a)	143,754	143,754
On Assignment Inc.(a)	75,716	380,852
PDI Inc.(a)	20,441	169,251
Pfsweb Inc.(a)	28,253	80,804
Premier Exhibitions Inc.(a)	99,162	126,927
PRGX Global Inc.(a)	40,704	168,922
Princeton Review Inc. (The)(a)	42,728	99,129
Prospect Medical Holdings Inc.(a)	20,987	126,971
Providence Service Corp. (The)(a)	26,682	373,548
Rewards Network Inc.	15,901	217,367
Rural/Metro Corp.(a)	38,553	313,821
Saba Software Inc.(a)(b)	58,854	303,098
Senomyx Inc.(a)	78,993	299,383
SFN Group Inc.(a)	103,593	565,618
Standard Parking Corp.(a)	33,274	526,727
StarTek Inc.(a)	26,175	102,083

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

June 30, 2010

Team Inc.(a)	38,722	505,322
Transcend Services Inc.(a)	19,191	259,079
Tree.com Inc.(a)	16,831	106,372
VirnetX Holding Corp.(b)	66,862	395,823
Volt Information Sciences Inc.(a)	30,060	252,504

		21,949,216
COMPUTERS—3.57%
3D Systems Corp.(a)(b)	37,142	466,132
Acorn Energy Inc.(a)	35,394	184,403
Agilysys Inc.	35,650	238,498
CIBER Inc.(a)	125,369	347,272
Compellent Technologies Inc.(a)	47,231	572,440
Computer Task Group Inc.(a)	31,362	202,599
Cray Inc.(a)	71,914	401,280
Datalink Corp.(a)	15,690	63,074
Digimarc Corp.(a)(b)	15,401	288,769
Dot Hill Systems Corp.(a)	121,653	144,767
Dynamics Research Corp.(a)	18,940	191,483
EasyLink Services International Corp. Class A(a)	53,884	128,783
Echelon Corp.(a)(b)	66,862	490,098
eLoyalty Corp.(a)(b)	17,038	101,035
Furmanite Corp.(a)	75,729	300,644
Hutchinson Technology Inc.(a)	48,377	209,472
iCAD Inc.(a)	80,812	154,351
iGO Inc.(a)	82,357	123,535
Immersion Corp.(a)	59,453	300,832
Innodata Isogen Inc.(a)	53,374	137,171
Integral Systems Inc.(a)	37,098	235,572
KEY Tronic Corp.(a)	22,942	118,151
LaserCard Corp.(a)(b)	30,466	135,878
LivePerson Inc.(a)	89,346	612,914
Magma Design Automation Inc.(a)(b)	105,203	298,777
Maxwell Technologies Inc.(a)(b)	53,442	609,239
Mercury Computer Systems Inc.(a)	48,057	563,709
NCI Inc. Class A(a)	13,544	305,824
NetList Inc.(a)	36,844	82,899
PAR Technology Corp.(a)(b)	20,669	106,239
Planar Systems Inc.(a)	49,028	83,838
Quantum Corp.(a)	427,776	804,219
Radiant Systems Inc.(a)	57,672	833,937
RadiSys Corp.(a)	50,413	479,932
Rimage Corp.(a)	20,355	322,220
Sigma Designs Inc.(a)	61,401	614,624
Silicon Graphics International Corp.(a)	61,902	438,266
SMART Modular Technologies (WWH) Inc.(a)	103,993	608,359
Stratasys Inc.(a)	41,230	1,012,609
Super Micro Computer Inc.(a)	49,243	664,780
TechTeam Global Inc.(a)	19,618	117,512
Tier Technologies Inc. Class B(a)	30,570	185,866
TransAct Technologies Inc.(a)	22,940	167,462
Virtusa Corp.(a)	28,971	270,299
Wave Systems Corp. Class A(a)(b)	162,948	527,952

		15,247,715
COSMETICS & PERSONAL CARE—0.29%
Elizabeth Arden Inc.(a)	47,966	696,466
Inter Parfums Inc.	27,229	387,469
Parlux Fragrances Inc.(a)	43,362	77,618
Physicians Formula Holdings Inc.(a)	26,438	87,245

		1,248,798

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

June 30, 2010

DISTRIBUTION & WHOLESALE—0.55%
BMP Sunstone Corp.(a)(b)	57,256	294,868
Chindex International Inc.(a)	28,548	357,707
Core-Mark Holding Co. Inc.(a)	22,000	602,800
Houston Wire & Cable Co.(b)	37,103	402,568
Navarre Corp.(a)	88,624	193,200
Rentrak Corp.(a)(b)	20,186	491,125

		2,342,268
DIVERSIFIED FINANCIAL SERVICES—2.12%
Ampal-American Israel Corp. Class A(a)(b)	48,537	75,718
Asset Acceptance Capital Corp.(a)	31,775	131,549
Asta Funding Inc.(b)	25,231	249,030
Cohen & Co. Inc.(a)	19,401	97,005
CompuCredit Holdings Corp.	30,789	121,924
Diamond Hill Investment Group Inc.	5,097	288,949
Doral Financial Corp.(a)(b)	37,211	90,795
Encore Capital Group Inc.(a)	28,302	583,304
Epoch Holding Corp.	28,482	349,474
FBR Capital Markets Corp.(a)	99,927	332,757
Federal Agricultural Mortgage Corp.(b)	19,219	269,643
First Marblehead Corp. (The)(a)	109,226	256,681
FirstCity Financial Corp.(a)	25,294	168,458
Gleacher & Co. Inc.(a)	148,321	378,219
International Assets Holding Corp.(a)	26,334	421,344
JMP Group Inc.	32,689	202,345
LaBranche & Co. Inc.(a)	71,689	306,829
Ladenburg Thalmann Financial Services Inc.(a)	182,150	227,687
MarketAxess Holdings Inc.	53,555	738,523
Marlin Business Services Corp.(a)(b)	18,171	219,687
NewStar Financial Inc.(a)	57,267	364,218
Oppenheimer Holdings Inc. Class A	19,864	475,743
Penson Worldwide Inc.(a)(b)	39,964	225,397
Rodman & Renshaw Capital Group Inc.(a)	40,375	115,473
Sanders Morris Harris Group Inc.	43,546	241,680
SWS Group Inc.	55,139	523,820
Thomas Weisel Partners Group Inc.(a)	45,062	265,415
TradeStation Group Inc.(a)	79,789	538,576
U.S. Global Investors Inc. Class A(b)	27,566	152,991
Virtus Investment Partners Inc.(a)	11,551	216,235
Westwood Holdings Group Inc.	12,162	427,494

		9,056,963
ELECTRIC—0.36%
Central Vermont Public Service Corp.	27,716	547,114
Pike Electric Corp.(a)	32,929	310,191
Synthesis Energy Systems Inc.(a)	101,028	111,131
Unitil Corp.	27,651	578,182

		1,546,618
ELECTRICAL COMPONENTS & EQUIPMENT—1.05%
Advanced Battery Technologies Inc.(a)	118,141	387,502
Capstone Turbine Corp.(a)	476,065	466,544
Coleman Cable Inc.(a)(b)	19,847	111,937
Energy Conversion Devices Inc.(a)	90,714	371,927
Graham Corp.	20,090	301,149
Insteel Industries Inc.	35,551	413,103
Magnetek Inc.(a)	74,472	68,514
Nexxus Lighting Inc.(a)(b)	36,490	81,738
Orion Energy Systems Inc.(a)(b)	38,290	120,613

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

June 30, 2010

Powell Industries Inc.(a)	17,629	481,977
PowerSecure International Inc.(a)	37,322	339,257
Research Frontiers Inc.(a)(b)	43,247	191,152
SatCon Technology Corp.(a)(b)	148,193	423,832
Superconductor Technologies Inc.(a)(b)	41,832	101,233
Ultralife Corp.(a)	28,267	121,548
Vicor Corp.(a)	38,883	485,649

		4,467,675
ELECTRONICS—2.86%
Applied Energetics Inc.(a)	157,160	161,875
Ballantyne Strong Inc.(a)	30,344	219,691
Bel Fuse Inc. Class B	21,155	349,269
Bell Microproducts Inc.(a)	66,071	461,176
BTU International Inc.(a)	18,447	107,177
CTS Corp.	67,577	624,411
Cyberoptics Corp.(a)	18,572	179,591
Daktronics Inc.	66,880	501,600
DDi Corp.	27,762	209,048
Digital Ally Inc.(a)	44,487	95,647
Electro Scientific Industries Inc.(a)	55,058	735,575
FARO Technologies Inc.(a)	31,505	589,458
Frequency Electronics Inc.(a)	24,852	115,562
ICx Technologies Inc.(a)	24,953	182,157
IEC Electronics Corp.(a)	24,018	109,762
Insignia Systems Inc.(a)	32,413	168,548
Iteris Inc.(a)	75,030	101,290
Keithley Instruments Inc.	23,823	210,357
LaBarge Inc.(a)	26,296	300,037
LeCroy Corp.(a)	30,143	144,385
LoJack Corp.(a)	44,406	163,858
LRAD Corp.(a)	66,524	83,155
Measurement Specialties Inc.(a)	29,280	401,136
MEMSIC Inc.(a)(b)	35,526	80,289
Methode Electronics Inc.	74,935	729,867
Nu Horizons Electronics Corp.(a)	41,120	125,827
NVE Corp.(a)	9,457	411,663
OSI Systems Inc.(a)	32,273	896,221
OYO Geospace Corp.(a)	8,327	403,693
Sonic Solutions Inc.(a)(b)	50,616	422,644
Sparton Corp.(a)	19,654	98,860
Spectrum Control Inc.(a)	26,495	370,400
SRS Labs Inc.(a)	25,162	230,232
Stoneridge Inc.(a)	31,772	241,149
Sypris Solutions Inc.(a)	25,352	101,661
Taser International Inc.(a)(b)	124,040	483,756
Technitrol Inc.	83,093	262,574
Technology Research Corp.	18,625	94,429
UQM Technologies Inc.(a)(b)	74,925	253,996
Viasystems Group Inc.(a)	8,515	125,767
X-Rite Inc.(a)	66,213	244,326
Zagg Inc.(a)	45,071	129,354
Zygo Corp.(a)	36,075	292,568

		12,214,041
ENERGY - ALTERNATE SOURCES—0.62%
Ascent Solar Technologies Inc.(a)(b)	38,077	103,950
Comverge Inc.(a)(b)	50,692	454,200
Ecotality Inc.(a)	17,342	92,780
Evergreen Solar Inc.(a)	381,218	259,991
FuelCell Energy Inc.(a)(b)	148,195	174,870
Green Plains Renewable Energy Inc.(a)	32,917	336,412

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

June 30, 2010

Headwaters Inc.(a)	121,934	346,292
Hoku Corp.(a)(b)	36,302	121,249
Lightbridge Corp.(a)	19,014	155,915
MGP Ingredients Inc.(a)	24,798	164,411
Ocean Power Technologies Inc.(a)(b)	23,178	120,062
Syntroleum Corp.(a)(b)	145,927	239,320
Verenium Corp.(a)	31,014	72,883

		2,642,335
ENGINEERING & CONSTRUCTION—0.53%
Argan Inc.(a)(b)	18,041	188,168
ENGlobal Corp.(a)	40,674	83,788
Lime Energy Co.(a)(b)	27,980	95,971
Mistras Group Inc.(a)(b)	30,672	328,804
MYR Group Inc.(a)	41,098	685,926
National Technical Systems Inc.(a)	20,191	146,183
Sterling Construction Co. Inc.(a)	33,505	433,555
VSE Corp.	8,880	282,561

		2,244,956
ENTERTAINMENT—0.60%
Bluegreen Corp.(a)	31,186	93,870
Carmike Cinemas Inc.(a)	21,886	132,629
Century Casinos Inc.(a)	43,346	93,627
Dover Downs Gaming & Entertainment Inc.	36,568	105,682
Dover Motorsports Inc.(a)	64,495	117,381
Empire Resorts Inc.(a)	52,331	85,300
Great Wolf Resorts Inc.(a)	70,544	146,731
Isle of Capri Casinos Inc.(a)	31,459	291,310
Lakes Entertainment Inc.(a)(b)	49,094	75,114
Reading International Inc. Class A(a)(b)	49,832	197,833
Rick’s Cabaret International Inc.(a)(b)	19,191	151,417
Shuffle Master Inc.(a)	107,158	858,336
Steinway Musical Instruments Inc.(a)	11,808	210,064

		2,559,294
ENVIRONMENTAL CONTROL—0.76%
ADA-ES Inc.(a)	15,484	82,220
Casella Waste Systems Inc. Class A(a)	55,679	212,694
CECO Environmental Corp.(a)	18,112	84,764
Energy Recovery Inc.(a)	80,492	321,968
Fuel Tech Inc.(a)(b)	35,474	224,196
Hudson Technologies Inc.(a)	35,057	71,516
Industrial Services of America Inc.(a)	8,665	96,441
Met-Pro Corp.	32,851	353,477
Metalico Inc.(a)(b)	76,161	303,121
Perma-Fix Environmental Services Inc.(a)(b)	117,723	189,534
Rentech Inc.(a)	444,671	440,224
Sharps Compliance Corp.(a)	20,608	94,797
TRC Companies Inc.(a)	25,081	77,500
US Ecology Inc.(b)	37,121	540,853
WCA Waste Corp.(a)	37,159	165,729

		3,259,034
FOOD—1.01%
B&G Foods Inc. Class A	96,416	1,039,364
Calavo Growers Inc.	23,523	422,473
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	65,376	254,966
HQ Sustainable Maritime Industries Inc.(a)	25,674	128,370
Imperial Sugar Co.	25,281	255,338
Inventure Foods Inc.(a)	33,902	103,740

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

June 30, 2010

John B. Sanfilippo & Son Inc.(a)	19,650	284,336
Lifeway Foods Inc.(a)(b)	12,808	124,750
Overhill Farms Inc.(a)	36,320	213,925
Rocky Mountain Chocolate Factory Inc.	17,582	163,513
Seneca Foods Corp. Class A(a)	16,343	527,225
Spartan Stores Inc.	46,896	643,413
Tasty Baking Co.	22,571	162,963

		4,324,376
FOREST PRODUCTS & PAPER—0.63%
Buckeye Technologies Inc.(a)	76,982	765,971
Cellu Tissue Holdings Inc.(a)	17,730	137,762
KapStone Paper and Packaging Corp.(a)	75,611	842,307
Neenah Paper Inc.	29,051	531,633
Orchids Paper Products Co.(a)(b)	12,938	168,194
Verso Paper Corp.(a)(b)	29,107	67,237
Xerium Technologies Inc.(a)	14,080	198,810

		2,711,914
GAS—0.17%
Chesapeake Utilities Corp.	20,678	649,289
Energy Inc.	7,974	86,598

		735,887
HAND & MACHINE TOOLS—0.08%
L.S. Starrett Co. (The) Class A	13,577	129,389
Thermadyne Holdings Corp.(a)	18,105	195,715

		325,104
HEALTH CARE - PRODUCTS—5.52%
ABIOMED Inc.(a)	64,083	620,323
Addus HomeCare Corp.(a)	12,905	77,301
Alpha ProTech Ltd.(a)(b)	46,318	85,688
Alphatec Holdings Inc.(a)	101,224	469,679
AngioDynamics Inc.(a)	50,208	740,568
AtriCure Inc.(a)	29,140	193,781
Atrion Corp.	2,542	343,297
ATS Medical Inc.(a)	104,876	416,358
BioClinca Inc.(a)	29,640	121,524
BIOLASE Technology Inc.(a)(b)	63,783	94,399
Bovie Medical Corp.(a)(b)	37,867	112,844
Caliper Life Sciences Inc.(a)	90,450	386,222
Cantel Medical Corp.	26,142	436,571
CardioNet Inc.(a)	49,863	273,249
Cardiovascular Systems Inc.(a)(b)	25,000	111,250
Cerus Corp.(a)(b)	81,933	258,908
Clinical Data Inc.(a)(b)	20,946	260,568
Columbia Laboratories Inc.(a)(b)	123,285	130,682
Cutera Inc.(a)	28,076	258,580
Cynosure Inc. Class A(a)	20,298	218,609
Digirad Corp.(a)	55,965	116,967
Endologix Inc.(a)	100,660	455,990
Exactech Inc.(a)	17,474	298,456
Female Health Co. (The)	39,127	203,069
Hansen Medical Inc.(a)(b)	85,665	182,466
HealthTronics Inc.(a)	91,941	444,075
Iridex Corp.(a)	22,443	82,590
IRIS International Inc.(a)	33,600	340,704
Kensey Nash Corp.(a)	17,010	403,307
LCA-Vision Inc.(a)	36,402	201,667
MAKO Surgical Corp.(a)(b)	52,144	649,193

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

June 30, 2010

Medical Action Industries Inc.(a)	30,261	362,829
MEDTOX Scientific Inc.(a)	16,054	197,464
MELA Sciences Inc.(a)(b)	47,242	351,481
Merge Healthcare Inc.(a)	101,105	296,238
Metabolix Inc.(a)(b)	53,701	768,461
Microvision Inc.(a)(b)	178,330	527,857
Micrus Endovascular Corp.(a)	33,305	692,411
Natus Medical Inc.(a)	57,155	931,055
OraSure Technologies Inc.(a)	93,298	431,970
Orthovita Inc.(a)	137,418	278,959
Osteotech Inc.(a)	38,425	121,807
Palomar Medical Technologies Inc.(a)	37,525	419,905
PURE Bioscience(a)(b)	75,988	181,611
Quidel Corp.(a)	43,046	546,254
Radient Pharmaceuticals Corp.(a)	59,432	57,946
Rochester Medical Corp.(a)	24,570	232,187
Rockwell Medical Technologies Inc.(a)(b)	41,268	222,435
SenoRx Inc.(a)(b)	34,420	377,932
SeraCare Life Sciences Inc.(a)	35,195	134,445
Solta Medical Inc.(a)(b)	119,917	227,842
Somanetics Corp.(a)	24,485	610,901
SonoSite Inc.(a)	29,336	795,299
Spectranetics Corp.(a)	68,979	357,311
Staar Surgical Co.(a)	72,460	414,471
Stereotaxis Inc.(a)(b)	61,114	202,287
SurModics Inc.(a)	34,916	572,972
Symmetry Medical Inc.(a)	72,198	760,967
Synergetics USA Inc.(a)	52,390	139,357
Syneron Medical Ltd.(a)	70,578	725,542
Synovis Life Technologies Inc.(a)	23,079	352,647
TomoTherapy Inc.(a)	99,087	315,097
TranS1 Inc.(a)	29,896	78,029
Unilife Corp.(a)	97,869	569,598
Uroplasty Inc.(a)	32,259	152,262
Vascular Solutions Inc.(a)	36,058	450,725
Vital Images Inc.(a)	29,743	379,223
Young Innovations Inc.	12,148	341,966

		23,568,628
HEALTH CARE - SERVICES—1.67%
Air Methods Corp.(a)	22,062	656,344
Alliance Healthcare Services Inc.(a)	53,399	215,732
Allied Healthcare International Inc.(a)	94,898	220,163
Almost Family Inc.(a)	16,056	560,836
America Service Group Inc.	19,335	332,562
American Dental Partners Inc.(a)	33,300	403,263
Assisted Living Concepts Inc. Class A(a)	19,650	581,443
Capital Senior Living Corp.(a)	55,202	274,354
Continucare Corp.(a)	58,810	197,014
Emergent Group Inc.	7,699	52,353
Ensign Group Inc. (The)	29,086	480,501
Five Star Quality Care Inc.(a)	69,749	210,642
MedCath Corp.(a)	40,285	316,640
Metropolitan Health Networks Inc.(a)(b)	79,886	297,975
Neostem Inc.(a)	54,459	99,660
NightHawk Radiology Holdings Inc.(a)	49,715	128,762
NovaMed Inc.(a)(b)	15,599	129,472
Psychemedics Corp.	19,357	157,566
RadNet Inc.(a)(b)	64,359	152,531
Res-Care Inc.(a)	49,370	476,914
Skilled Healthcare Group Inc. Class A(a)	41,603	282,484
Sunrise Senior Living Inc.(a)	107,727	299,481
U.S. Physical Therapy Inc.(a)	20,532	346,580

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

June 30, 2010

Virtual Radiologic Corp.(a)(b)	14,835	254,569

		7,127,841
HOLDING COMPANIES - DIVERSIFIED—0.15%
Harbinger Group Inc.(a)	19,347	121,499
Information Services Group Inc.(a)	63,425	126,850
Primoris Services Corp.(b)	42,323	266,635
Resource America Inc. Class A	32,254	124,178

		639,162
HOME BUILDERS—0.64%
AMREP Corp.(a)	2,849	35,840
Beazer Homes USA Inc.(a)(b)	149,629	543,153
Brookfield Homes Corp.(a)(b)	19,449	131,086
Cavco Industries Inc.(a)	13,995	492,344
Hovnanian Enterprises Inc. Class A(a)(b)	81,404	299,567
M/I Homes Inc.(a)	37,600	362,464
Skyline Corp.	15,749	283,640
Winnebago Industries Inc.(a)	57,549	572,037

		2,720,131
HOME FURNISHINGS—0.62%
American Woodmark Corp.	18,605	318,145
Audiovox Corp. Class A(a)	37,214	273,523
Bassett Furniture Industries Inc.(a)	27,069	115,855
Flexsteel Industries	5,680	62,480
Furniture Brands International Inc.(a)	85,810	447,928
Hooker Furniture Corp.	24,074	256,629
Kimball International Inc. Class B	65,392	361,618
Sealy Corp.(a)(b)	98,378	262,669
Stanley Furniture Co. Inc.(a)	22,928	93,088
Universal Electronics Inc.(a)	28,649	476,433

		2,668,368
HOUSEHOLD PRODUCTS & WARES—0.72%
ACCO Brands Corp.(a)	109,902	548,411
Acme United Corp.	11,581	123,222
CSS Industries Inc.	15,323	252,830
Ennis Inc.	51,469	772,550
Kid Brands Inc.(a)	26,279	184,741
Oil-Dri Corp. of America	13,494	309,687
Prestige Brands Holdings Inc.(a)	83,401	590,479
Standard Register Co. (The)	39,472	123,942
Summer Infant Inc.(a)(b)	24,355	159,525

		3,065,387
HOUSEWARES—0.17%
Libbey Inc.(a)	32,772	425,381
Lifetime Brands Inc.(a)(b)	19,710	288,160

		713,541
INSURANCE—2.40%
21st Century Holding Co.	39,494	150,472
American Independence Corp.(a)	2,818	14,372
American Physicians Capital Inc.	16,530	509,951
American Physicians Service Group Inc.	16,959	414,648
American Safety Insurance Holdings Ltd.(a)	22,797	358,369
Amerisafe Inc.(a)	38,717	679,483
Baldwin & Lyons Inc. Class B	17,866	375,365

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

June 30, 2010

Citizens Inc.(a)(b)	73,820	491,641
Crawford & Co. Class B(a)	53,908	170,349
Donegal Group Inc. Class A	23,780	292,256
Eastern Insurance Holdings Inc.(b)	22,114	234,851
eHealth Inc.(a)	48,779	554,617
EMC Insurance Group Inc.	10,608	232,633
First Acceptance Corp.(a)	47,902	81,912
First Mercury Financial Corp.	31,962	338,158
FPIC Insurance Group Inc.(a)	20,989	538,368
Hallmark Financial Services Inc.(a)	24,617	244,939
Independence Holding Co.	12,663	75,598
Kansas City Life Insurance Co.	8,588	253,947
Life Partners Holdings Inc.	16,445	336,465
Maiden Holdings Ltd.	102,823	675,547
Mercer Insurance Group Inc.	15,356	259,824
National Interstate Corp.	12,957	256,808
NYMAGIC Inc.	10,871	209,702
Penn Millers Holding Corp.(a)	13,479	177,923
Phoenix Companies Inc. (The)(a)	226,400	477,704
PMA Capital Corp. Class A(a)	66,266	434,042
Presidential Life Corp.	41,051	373,564
Primus Guaranty Ltd.(a)(b)	36,899	136,157
SeaBright Insurance Holdings Inc.	46,384	439,720
Stewart Information Services Corp.(b)	35,841	323,286
Universal Insurance Holdings Inc.	35,112	146,768

		10,259,439
INTERNET—4.45%
1-800-FLOWERS.COM Inc.(a)	57,136	117,700
A.D.A.M. Inc.(a)	30,475	97,215
ActivIdentity Corp.(a)	101,371	193,619
Alloy Inc.(a)	21,404	200,770
Answers Corp.(a)	21,078	154,291
Arbinet Corp.(a)	10,197	81,168
Autobytel Inc.(a)	104,278	118,877
Cinedigm Digital Cinema Corp. Class A(a)(b)	53,409	69,432
Dice Holdings Inc.(a)	31,366	217,053
Drugstore.com Inc.(a)	185,560	571,525
ePlus Inc.(a)	8,820	154,350
Global Sources Ltd.(a)	44,227	346,740
Globalscape Inc.(a)	27,814	71,760
Harris Interactive Inc.(a)	95,793	101,541
Health Grades Inc.(a)	52,394	314,364
HealthStream Inc.(a)	38,548	177,321
Hollywood Media Corp.(a)	72,340	85,361
InfoSpace Inc.(a)	71,431	537,161
interCLICK Inc.(a)	41,992	154,531
Internap Network Services Corp.(a)	104,459	435,594
Internet Brands Inc. Class A(a)	56,949	588,283
Internet Capital Group Inc.(a)	73,665	559,854
iPass Inc.(a)(b)	114,750	122,783
Keynote Systems Inc.	28,591	257,891
KIT Digital Inc.(a)	40,053	353,267
Knot Inc. (The)(a)	60,034	467,065
Lionbridge Technologies Inc.(a)	119,811	547,536
Liquidity Services Inc.(a)	29,966	388,359
Local.com Corp.(a)(b)	33,611	229,899
LoopNet Inc.(a)	38,190	470,883
ModusLink Global Solutions Inc.(a)	88,621	534,385
Move Inc.(a)	310,037	635,576
NaviSite Inc.(a)	52,925	139,193
Network Engines Inc.(a)	75,129	203,600
Online Resources Corp.(a)	53,559	222,270

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

June 30, 2010

Openwave Systems Inc.(a)	166,679	338,358
Overstock.com Inc.(a)(b)	28,999	524,012
PCTEL Inc.(a)	43,386	218,665
Perficient Inc.(a)	44,712	398,384
RightNow Technologies Inc.(a)	44,153	692,761
S1 Corp.(a)	103,993	624,998
Safeguard Scientifics Inc.(a)	42,083	444,396
SonicWALL Inc.(a)	107,754	1,266,109
Spark Networks Inc.(a)	33,101	115,191
SPS Commerce Inc.(a)	10,854	126,123
Stamps.com Inc.(a)	22,451	230,123
Support.com Inc.(a)	96,065	399,630
TechTarget Inc.(a)	29,140	156,773
TeleCommunication Systems Inc.(a)	90,466	374,529
Terremark Worldwide Inc.(a)	117,203	915,355
TheStreet.com Inc.	56,780	163,526
TigerLogic Corp.(a)	20,950	92,390
Towerstream Corp.(a)	66,412	106,259
Travelzoo Inc.(a)	11,043	136,712
US Auto Parts Network Inc.(a)	26,813	160,878
Vasco Data Security International Inc.(a)	53,488	330,021
Vitacost.com Inc.(a)	29,207	262,571
Vocus Inc.(a)	34,214	522,790
Web.com Group Inc.(a)	56,121	201,474
Zix Corp.(a)(b)	116,379	263,017

		18,986,262
INVESTMENT COMPANIES—2.07%
Capital Southwest Corp.	6,021	529,306
Fifth Street Finance Corp.	91,100	1,004,833
Gladstone Capital Corp.	41,460	448,183
Gladstone Investment Corp.	50,482	294,310
Golub Capital BDC Inc.	15,297	220,583
Harris & Harris Group Inc.(a)	66,004	269,956
Hercules Technology Growth Capital Inc.	73,663	678,436
Kayne Anderson Energy Development Co.	23,548	357,223
Kohlberg Capital Corp.(b)	46,903	234,984
Main Street Capital Corp.(b)	27,571	411,635
MCG Capital Corp.	152,188	735,068
Medallion Financial Corp.	42,216	278,626
MVC Capital Inc.	50,078	647,008
NGP Capital Resources Co.	45,695	327,633
PennantPark Investment Corp.	64,805	618,888
PennyMac Mortgage Investment Trust(a)(d)	34,935	555,466
THL Credit Inc.(a)	18,570	213,555
TICC Capital Corp.	55,978	470,215
Tortoise Capital Resources Corp.	23,977	130,675
Triangle Capital Corp.	27,761	394,761

		8,821,344
IRON & STEEL—0.35%
Friedman Industries Inc.	24,822	138,259
Gibraltar Industries Inc.(a)	59,952	605,515
Olympic Steel Inc.	18,425	423,222
Shiloh Industries Inc.(a)	10,094	85,395
Universal Stainless & Alloy Products Inc.(a)	14,469	231,360

		1,483,751
LEISURE TIME—0.31%
Ambassadors Group Inc.	39,168	442,207
Arctic Cat Inc.(a)	24,838	226,274

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

June 30, 2010

Escalade Inc.(a)	19,451	95,504
Marine Products Corp.(a)	20,547	116,296
Multimedia Games Inc.(a)	58,107	261,481
Nautilus Inc.(a)	44,569	67,745
Town Sports International Holdings Inc.(a)	45,216	103,997

		1,313,504
LODGING—0.25%
Marcus Corp.	41,806	395,485
Monarch Casino & Resort Inc.(a)	17,944	181,773
Morgans Hotel Group Co.(a)	42,740	263,278
MTR Gaming Group Inc.(a)	54,454	88,216
Red Lion Hotels Corp.(a)	26,689	159,333

		1,088,085
MACHINERY—1.35%
Adept Technology Inc.(a)	19,823	99,908
Alamo Group Inc.	13,629	295,749
Altra Holdings Inc.(a)	54,136	704,851
Bolt Technology Corp.(a)	20,233	177,039
Cascade Corp.	17,660	628,873
Columbus McKinnon Corp.(a)	38,644	539,857
DXP Enterprises Inc.(a)	16,766	262,388
Flow International Corp.(a)	94,177	222,258
Gerber Scientific Inc.(a)	50,483	270,084
Hardinge Inc.	24,627	209,822
Hurco Companies Inc.(a)(b)	13,653	202,747
Intevac Inc.(a)	45,105	481,270
Kadant Inc.(a)	24,699	430,256
Key Technology Inc.(a)	12,352	166,752
Park-Ohio Holdings Corp.(a)	16,634	239,363
Presstek Inc.(a)(b)	56,121	198,107
Tecumseh Products Co. Class A(a)	37,232	414,020
Twin Disc Inc.	17,881	203,128

		5,746,472
MANUFACTURING—1.16%
American Railcar Industries Inc.(a)	18,921	228,566
FreightCar America Inc.	24,108	545,323
GP Strategies Corp.(a)	32,957	239,268
LSB Industries Inc.(a)	34,097	453,831
Lydall Inc.(a)	35,294	269,646
Myers Industries Inc.	70,106	567,157
PMFG Inc.(a)(b)	29,569	447,970
Portec Rail Products Inc.	18,082	205,773
Reddy Ice Holdings Inc.(a)	52,157	168,467
Smith & Wesson Holding Corp.(a)(b)	123,162	503,733
Standex International Corp.	24,882	630,759
Sturm, Ruger & Co. Inc.	39,212	561,908
Synalloy Corp.	15,186	127,562

		4,949,963
MEDIA—1.62%
A.H. Belo Corp. Class A(a)	35,985	238,940
Acacia Research Corp.(a)	67,269	957,238
Beasley Broadcast Group Inc. Class A(a)	19,769	96,275
Cambium Learning Group Inc.(a)	34,808	125,309
Courier Corp.	22,763	277,936
Cumulus Media Inc. Class A(a)(b)	46,055	122,967
E.W. Scripps Co. (The) Class A(a)	62,726	466,054
Emmis Communications Corp.(a)	64,944	142,877

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

June 30, 2010

Entercom Communications Corp.(a)(b)	48,403	426,914
Entravision Communications Corp. Class A(a)	101,609	214,395
Fisher Communications Inc.(a)	14,185	238,875
Global Traffic Network Inc.(a)	33,487	180,160
Gray Television Inc.(a)	98,571	237,556
Journal Communications Inc. Class A(a)	84,386	335,012
Lee Enterprises Inc.(a)(b)	92,031	236,520
Lin TV Corp. Class A(a)	59,580	322,328
LodgeNet Interactive Corp.(a)	53,374	198,018
Martha Stewart Living Omnimedia Inc. Class A(a)	54,339	267,348
McClatchy Co. (The)(a)	119,403	434,627
Media General Inc. Class A(a)(b)	43,768	427,176
New Frontier Media Inc.(a)	67,682	108,968
Nexstar Broadcasting Group Inc.(a)	23,113	101,235
Outdoor Channel Holdings Inc.(a)	30,486	142,370
Playboy Enterprises Inc. Class B(a)	48,040	201,768
PRIMEDIA Inc.	38,610	113,127
Radio One Inc. Class D(a)	67,158	85,962
Spanish Broadcasting System Inc.(a)	96,292	109,773
Westwood One Inc.(a)	10,644	105,056

		6,914,784
METAL FABRICATE & HARDWARE—0.92%
A.M. Castle & Co.(a)	32,843	456,189
Ampco-Pittsburgh Corp.	17,339	361,172
Dynamic Materials Corp.	26,744	428,974
Eastern Co. (The)	11,055	162,066
Hawk Corp. Class A(a)	10,183	259,157
L.B. Foster Co. Class A(a)	20,999	544,294
Ladish Co. Inc.(a)	30,589	694,982
Lawson Products Inc.	9,339	158,576
NN Inc.(a)	34,580	172,900
Northwest Pipe Co.(a)	19,015	361,285
TriMas Corp.(a)	30,135	340,827

		3,940,422
MINING—0.91%
Capital Gold Corp.(a)	104,301	417,204
Charles & Colvard Ltd.(a)	44,478	124,094
General Moly Inc.(a)(b)	128,477	395,709
Golden Minerals Co.(a)	15,047	122,633
Horsehead Holding Corp.(a)	86,509	654,008
Mines Management Inc.(a)(b)	56,325	100,822
Solitario Exploration & Royalty Corp.(a)	47,439	101,520
Timberline Resources Corp.(a)	89,531	84,123
U.S. Energy Corp.(a)(b)	56,540	268,565
United States Lime & Minerals Inc.(a)	3,845	148,110
Uranerz Energy Corp.(a)(b)	103,259	107,389
Uranium Energy Corp.(a)(b)	123,959	292,543
US Gold Corp.(a)(b)	181,733	910,482
Vista Gold Corp.(a)	94,516	160,677

		3,887,879
OIL & GAS—2.66%
Abraxas Petroleum Corp.(a)(b)	122,471	342,919
Adams Resources & Energy Inc.	9,784	176,112
American Oil & Gas Inc.(a)	101,009	634,337
Approach Resources Inc.(a)	29,021	199,664
Arabian American Development Co.(a)	29,004	64,389
Bronco Drilling Co. Inc.(a)(b)	49,705	166,512
Callon Petroleum Co.(a)	56,468	355,748

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

June 30, 2010

Cano Petroleum Inc.(a)	113,509	86,834
Cheniere Energy Inc.(a)(b)	115,017	324,348
CREDO Petroleum Corp.(a)(b)	17,299	127,321
Crimson Exploration Inc.(a)	47,921	127,949
Crosstex Energy Inc.(a)	84,351	540,690
Delta Petroleum Corp.(a)	362,652	311,881
Double Eagle Petroleum Co.(a)	34,965	148,601
Endeavour International Corp.(a)(b)	278,691	295,412
Evolution Petroleum Corp.(a)	32,181	161,227
FX Energy Inc.(a)	93,361	337,967
Gastar Exploration Ltd.(a)	88,247	318,572
GeoResources Inc.(a)	26,592	370,427
GMX Resources Inc.(a)	61,429	398,674
Harvest Natural Resources Inc.(a)	66,099	487,150
Houston American Energy Corp.(b)	36,554	360,422
Hyperdynamics Corp.(a)	201,454	219,585
Kodiak Oil & Gas Corp.(a)	238,971	762,318
Magellan Petroleum Corp.(a)	91,067	166,653
Magnum Hunter Resources Corp.(a)	98,097	427,703
Miller Petroleum Inc.(a)	37,020	213,235
NGAS Resources Inc.(a)	80,143	84,150
Panhandle Oil and Gas Inc.	15,120	399,622
Pioneer Drilling Co.(a)	106,766	605,363
PostRock Energy Corp.(a)	16,846	80,861
RAM Energy Resources Inc.(a)	117,758	243,759
Seahawk Drilling Inc.(a)	21,367	207,687
Tri-Valley Corp.(a)	86,998	87,868
VAALCO Energy Inc.	100,464	562,598
Vantage Drilling Co.(a)	238,904	322,520
Warren Resources Inc.(a)	144,056	417,762
Zion Oil & Gas Inc.(a)(b)	43,144	216,583

		11,355,423
OIL & GAS SERVICES—1.32%
Allis-Chalmers Energy Inc.(a)(b)	68,913	141,961
Basic Energy Services Inc.(a)	45,659	351,574
Boots & Coots Inc.(a)	164,791	486,134
Dawson Geophysical Co.(a)	16,196	344,489
Flotek Industries Inc.(a)(b)	68,958	83,439
Geokinetics Inc.(a)	22,926	87,807
Global Geophysical Services Inc.(a)	14,186	98,876
Gulf Island Fabrication Inc.	28,536	442,879
Matrix Service Co.(a)	53,420	497,340
Mitcham Industries Inc.(a)	23,885	161,224
Natural Gas Services Group Inc.(a)	24,747	374,422
Omni Energy Services Corp.(a)	46,728	124,764
Superior Well Services Inc.(a)	44,218	739,325
T-3 Energy Services Inc.(a)	25,744	718,258
Tesco Corp.(a)	59,473	730,328
TGC Industries Inc.(a)(b)	33,180	100,535
Union Drilling Inc.(a)(b)	29,859	164,523

		5,647,878
PACKAGING & CONTAINERS—0.15%
AEP Industries Inc.(a)	9,494	226,717
Astronics Corp.(a)	19,798	323,895
UFP Technologies Inc.(a)	11,611	106,705

		657,317
PHARMACEUTICALS—5.49%
ACADIA Pharmaceuticals Inc.(a)	82,379	89,793

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

June 30, 2010

Accelrys Inc.(a)	59,021	380,685
Achillion Pharmaceuticals Inc.(a)	76,132	167,490
Adolor Corp.(a)	100,861	109,939
Akorn Inc.(a)	111,194	330,246
Alexza Pharmaceuticals Inc.(a)(b)	79,034	214,972
Alimera Sciences Inc.(a)	13,396	99,666
Amicus Therapeutics Inc.(a)(b)	36,597	81,977
Anadys Pharmaceuticals Inc.(a)	97,301	186,818
Anika Therapeutics Inc.(a)	26,649	156,963
Animal Health International Inc.(a)	39,106	96,983
Antares Pharma Inc.(a)	153,503	270,165
Anthera Pharmaceuticals Inc.(a)	16,116	86,382
Aoxing Pharmaceutical Co. Inc.(a)	51,009	166,289
Array BioPharma Inc.(a)	107,475	327,799
AVANIR Pharmaceuticals Inc. Class A(a)(b)	145,491	373,912
AVI BioPharma Inc.(a)(b)	222,105	357,589
Biodel Inc.(a)(b)	36,592	138,318
BioDelivery Sciences International Inc.(a)(b)	36,689	84,568
BioScrip Inc.(a)	77,309	405,099
BioSpecifics Technologies Corp.(a)(b)	9,436	187,588
BioSphere Medical Inc.(a)	36,674	158,432
Caraco Pharmaceutical Laboratories Ltd.(a)(b)	17,800	84,016
Chelsea Therapeutics International Ltd.(a)	65,001	190,453
Clarient Inc.(a)(b)	113,345	349,103
Combinatorx Inc.(a)	131,886	191,235
Corcept Therapeutics Inc.(a)	52,704	164,436
Cornerstone Therapeutics Inc.(a)(b)	18,530	109,142
Cumberland Pharmaceuticals Inc.(a)	26,103	167,581
Cyclacel Pharmaceuticals Inc.(a)	79,548	136,823
Cypress Bioscience Inc.(a)	77,893	179,154
Depomed Inc.(a)	109,272	305,962
DURECT Corp.(a)	175,510	426,489
Dusa Pharmaceuticals Inc.(a)	39,120	84,108
Dyax Corp.(a)	198,717	451,088
Dynavax Technologies Corp.(a)(b)	142,218	264,526
Emergent BioSolutions Inc.(a)	38,844	634,711
EpiCept Corp.(a)	102,927	104,986
Eurand NV(a)	36,599	354,644
Hi-Tech Pharmacal Co. Inc.(a)	20,115	460,835
Idenix Pharmaceuticals Inc.(a)(b)	71,803	359,015
Infinity Pharmaceuticals Inc.(a)(b)	30,132	178,080
Inspire Pharmaceuticals Inc.(a)	118,687	592,248
ISTA Pharmaceuticals Inc.(a)	53,838	117,905
Javelin Pharmaceuticals Inc.(a)	100,731	221,608
Jazz Pharmaceuticals Inc.(a)	30,460	238,502
K-V Pharmaceutical Co. Class A(a)(b)	83,792	70,385
Keryx Biopharmaceuticals Inc.(a)	100,638	368,335
Lannett Co. Inc.(a)(b)	22,720	103,830
Ligand Pharmaceuticals Inc. Class B(a)	241,305	352,305
Mannatech Inc.(a)	35,087	69,823
MAP Pharmaceuticals Inc.(a)	27,622	362,401
Matrixx Initiatives Inc.(a)(b)	25,257	116,182
MediciNova Inc.(a)	6,367	30,243
Myriad Pharmaceuticals Inc.(a)	54,460	204,770
Nabi Biopharmaceuticals(a)	93,019	506,023
National Dentex Corp.(a)	9,292	156,570
Nature’s Sunshine Products Inc.(a)	15,505	129,777
Neurocrine Biosciences Inc.(a)	98,115	549,444
NeurogesX Inc.(a)(b)	23,582	156,349
NPS Pharmaceuticals Inc.(a)	119,708	770,920
Nutraceutical International Corp.(a)	19,959	304,574
Obagi Medical Products Inc.(a)	35,994	425,449
Oculus Innovative Sciences Inc.(a)(b)	41,830	85,333

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

June 30, 2010

Omega Protein Corp.(a)	40,565	162,666
Opko Health Inc.(a)(b)	175,331	396,248
Osiris Therapeutics Inc.(a)	34,294	199,248
Pain Therapeutics Inc.(a)	75,388	419,157
Penwest Pharmaceuticals Co.(a)	42,702	140,917
PetMed Express Inc.	46,297	824,087
Pharmacyclics Inc.(a)	77,054	513,180
POZEN Inc.(a)(b)	52,036	364,772
Progenics Pharmaceuticals Inc.(a)	57,336	314,201
Raptor Pharmaceutical Corp.(a)	42,132	117,970
Reliv International Inc.	39,863	96,468
Rigel Pharmaceuticals Inc.(a)	104,380	751,536
Santarus Inc.(a)(b)	107,859	267,490
Schiff Nutrition International Inc.	26,303	187,277
SciClone Pharmaceuticals Inc.(a)(b)	76,109	202,450
SIGA Technologies Inc.(a)(b)	65,466	504,088
Somaxon Pharmaceuticals Inc.(a)	56,544	203,558
Spectrum Pharmaceuticals Inc.(a)(b)	100,493	393,933
Star Scientific Inc.(a)	194,489	318,962
Sucampo Pharmaceuticals Inc.(a)	29,466	104,015
Synta Pharmaceuticals Corp.(a)(b)	45,724	123,455
Theragenics Corp.(a)	90,875	104,506
Threshold Pharmaceuticals Inc.(a)	67,948	84,935
Trimeris Inc.(a)	41,593	89,841
Trubion Pharmaceuticals Inc.(a)(b)	19,712	61,304
Vanda Pharmaceuticals Inc.(a)	55,760	368,574
XenoPort Inc.(a)	54,794	537,529

		23,453,403
REAL ESTATE—0.73%
Avatar Holdings Inc.(a)	18,518	355,175
Consolidated-Tomoka Land Co.	11,653	332,110
Grubb & Ellis Co.(a)	93,498	91,628
HFF Inc. Class A(a)	40,738	288,018
Resource Capital Corp.	86,847	493,291
Retail Opportunity Investments Corp.	85,397	824,081
Terreno Realty Corp.(a)	21,529	381,279
Thomas Properties Group Inc.	74,480	246,529
ZipRealty Inc.(a)	38,274	99,895

		3,112,006
REAL ESTATE INVESTMENT TRUSTS—3.51%
Agree Realty Corp.	18,318	427,176
Apollo Commercial Real Estate Finance Inc.	24,206	398,431
Arbor Realty Trust Inc.(a)(b)	38,275	197,882
Associated Estates Realty Corp.(b)	64,094	830,017
BRT Realty Trust(a)	21,981	129,688
CapLease Inc.	116,460	536,881
Cedar Shopping Centers Inc.	106,242	639,577
Chatham Lodging Trust(a)	20,128	359,687
Chesapeake Lodging Trust(a)	19,969	315,910
Cogdell Spencer Inc.	87,330	590,351
Colony Financial Inc.	30,134	509,265
CreXus Investment Corp.	29,076	361,415
Cypress Sharpridge Investments Inc.	31,480	398,537
Dynex Capital Inc.	45,137	416,615
Education Realty Trust Inc.(b)	113,332	683,392
Excel Trust Inc.(a)	31,508	378,096
FelCor Lodging Trust Inc.(a)(b)	129,107	644,244
First Industrial Realty Trust Inc.(a)(b)	125,198	603,454
Gladstone Commercial Corp.	22,266	363,826
Glimcher Realty Trust	135,788	812,012

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

June 30, 2010

Gramercy Capital Corp.(a)(b)	78,786	99,270
Kite Realty Group Trust	104,732	437,780
Monmouth Real Estate Investment Corp. Class A	63,083	466,183
MPG Office Trust Inc.(a)(b)	96,500	282,745
New York Mortgage Trust Inc.(b)	33,222	218,601
Newcastle Investment Corp.(a)	121,019	324,331
NorthStar Realty Finance Corp.(b)	148,199	395,691
One Liberty Properties Inc.	16,433	245,016
PMC Commercial Trust	29,160	238,529
RAIT Financial Trust(a)(b)	151,133	282,619
Ramco-Gershenson Properties Trust(b)	72,540	732,654
Two Harbors Investment Corp.	53,486	441,259
UMH Properties Inc.	26,364	265,485
Urstadt Biddle Properties Inc. Class A	31,218	503,546
Winthrop Realty Trust(b)	36,919	472,932

		15,003,097
RETAIL—4.04%
A.C. Moore Arts & Crafts Inc.(a)	54,680	124,124
AFC Enterprises Inc.(a)	52,703	479,597
America’s Car-Mart Inc.(a)	20,520	464,368
Ark Restaurants Corp.	8,400	112,812
Benihana Inc. Class A(a)	29,064	172,059
Big 5 Sporting Goods Corp.	43,845	576,123
Biglari Holdings Inc.(a)	2,906	833,731
Bon-Ton Stores Inc. (The)(a)(b)	24,654	240,377
Books-A-Million Inc.	15,990	96,260
Borders Group Inc.(a)	99,089	131,788
Build-A-Bear Workshop Inc.(a)	34,599	234,581
Cache Inc.(a)	23,020	130,754
California Pizza Kitchen Inc.(a)	37,611	569,807
Caribou Coffee Co. Inc.(a)(b)	14,921	141,302
Carrols Restaurant Group Inc.(a)	29,407	134,390
Casual Male Retail Group Inc.(a)(b)	84,435	288,768
Christopher & Banks Corp.	70,830	438,438
Conn’s Inc.(a)(b)	20,646	121,398
Cost Plus Inc.(a)(b)	34,524	123,251
dELiA*s Inc.(a)	96,107	141,277
Denny’s Corp.(a)	198,725	516,685
Destination Maternity Corp.(a)	10,654	269,546
Duckwall-ALCO Stores Inc.(a)	838	12,277
Einstein Noah Restaurant Group Inc.(a)	11,886	128,250
Famous Dave’s of America Inc.(a)	19,444	161,774
Frisch’s Restaurants Inc.(b)	1,586	31,910
Hastings Entertainment Inc.(a)	12,004	91,951
Haverty Furniture Companies Inc.	36,329	446,483
HearUSA Inc.(a)	90,853	85,402
Hot Topic Inc.	88,368	448,909
Jamba Inc.(a)(b)	122,227	260,344
Kenneth Cole Productions Inc. Class A(a)	17,827	196,275
Kirkland’s Inc.(a)	33,512	565,515
Krispy Kreme Doughnuts Inc.(a)	116,714	393,326
Landry’s Restaurants Inc.(a)	14,635	357,972
Lithia Motors Inc. Class A	44,595	275,597
Luby’s Inc.(a)(b)	42,911	165,207
MarineMax Inc.(a)	44,028	305,554
McCormick & Schmick’s Seafood Restaurants Inc.(a)	31,354	233,901
Morton’s Restaurant Group Inc.(a)	20,765	107,563
Movado Group Inc.(a)	30,955	330,599
Nathan’s Famous Inc.(a)	11,361	176,550
New York & Co. Inc.(a)	46,748	107,053
O’Charley’s Inc.(a)	36,694	194,478
Pacific Sunwear of California Inc.(a)	129,538	414,522

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

June 30, 2010

Pantry Inc. (The)(a)	46,798	660,320
PC Connection Inc.(a)	21,157	128,211
PC Mall Inc.(a)	24,516	98,064
Red Robin Gourmet Burgers Inc.(a)	30,512	523,586
Retail Ventures Inc.(a)	45,734	357,640
REX American Resources Corp.(a)	15,436	246,976
Rubio’s Restaurants Inc.(a)	16,525	139,967
Ruth’s Hospitality Group Inc.(a)	59,872	250,265
Shoe Carnival Inc.(a)	18,333	376,010
Sport Supply Group Inc.	18,088	243,464
Stein Mart Inc.(a)	52,885	329,474
Susser Holdings Corp.(a)	18,875	222,536
Syms Corp.(a)(b)	15,447	108,901
Titan Machinery Inc.(a)	28,190	370,135
Tuesday Morning Corp.(a)	57,289	228,583
West Marine Inc.(a)	29,153	317,185
Wet Seal Inc. Class A(a)	204,616	746,848
Zale Corp.(a)(b)	49,769	78,635

		17,259,648
SAVINGS & LOANS—2.81%
Abington Bancorp Inc.	49,584	432,372
BankAtlantic Bancorp Inc. Class A(a)(b)	73,900	103,460
BankFinancial Corp.	48,169	400,284
Berkshire Hills Bancorp Inc.	30,778	599,555
BofI Holding Inc.(a)(b)	16,410	231,709
Brooklyn Federal Bancorp Inc.(b)	10,075	44,431
Cape Bancorp Inc.(a)(b)	32,546	232,704
CFS Bancorp Inc.	33,786	164,200
Chicopee Bancorp Inc.(a)	17,885	209,433
Clifton Savings Bancorp Inc.	23,465	202,972
Community Bankers Trust Corp.	76,382	171,096
Danvers Bancorp Inc.	41,866	604,964
ESB Financial Corp.	22,216	289,919
ESSA Bancorp Inc.	41,436	510,077
First Defiance Financial Corp.	20,101	179,703
First Financial Holdings Inc.	35,157	402,548
First Financial Northwest Inc.	47,059	186,354
First Place Financial Corp.	46,357	139,071
Flushing Financial Corp.	64,615	790,241
Fox Chase Bancorp Inc.(a)	18,012	172,375
Hampden Bancorp Inc.	9,392	89,224
Home Bancorp Inc.(a)	23,953	309,233
Home Federal Bancorp Inc.	37,413	472,526
HopFed Bancorp Inc.	17,486	157,899
Legacy Bancorp Inc.	30,208	266,435
Meridian Interstate Bancorp Inc.(a)(b)	22,802	248,542
NASB Financial Inc.	9,655	146,273
OceanFirst Financial Corp.	33,269	401,557
Provident Financial Holdings Inc.	25,321	121,541
Provident New York Bancorp	82,403	729,267
Pulaski Financial Corp.	13,795	88,978
PVF Capital Corp.(a)	59,367	111,610
Rockville Financial Inc.	21,820	259,876
Territorial Bancorp Inc.	26,674	505,472
United Community Financial Corp.(a)(b)	69,664	116,339
United Financial Bancorp Inc.	41,130	561,424
ViewPoint Financial Group	24,369	337,511
Westfield Financial Inc.	70,774	589,547
WSFS Financial Corp.	11,148	400,548

		11,981,270

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

June 30, 2010

SEMICONDUCTORS—3.79%
Actel Corp.(a)	41,601	533,325
Advanced Analogic Technologies Inc.(a)	87,549	279,281
Aetrium Inc.(a)	35,091	114,046
Alpha & Omega Semiconductor Ltd.(a)	9,715	134,164
Amtech Systems Inc.(a)	20,253	169,113
ANADIGICS Inc.(a)	129,290	563,704
AuthenTec Inc.(a)	60,607	152,124
Axcelis Technologies Inc.(a)	204,467	316,924
AXT Inc.(a)	63,681	287,201
Cascade Microtech Inc.(a)	18,775	83,924
CEVA Inc.(a)	43,029	542,165
Cohu Inc.	46,668	566,083
Conexant Systems Inc.(a)	161,222	361,137
DSP Group Inc.(a)	46,948	299,998
eMagin Corp.(a)	36,224	130,406
EMCORE Corp.(a)(b)	161,383	143,631
Entropic Communications Inc.(a)	111,895	709,414
Exar Corp.(a)	73,653	510,415
FSI International Inc.(a)	63,692	266,869
GSI Technology Inc.(a)	39,645	226,769
Ikanos Communications Inc.(a)	65,006	104,660
Integrated Silicon Solution Inc.(a)	51,645	389,403
inTEST Corp.(a)	20,205	68,697
IXYS Corp.(a)	47,070	416,099
Kopin Corp.(a)	133,563	452,779
Kulicke and Soffa Industries Inc.(a)	136,529	958,434
Mattson Technology Inc.(a)(b)	99,008	375,240
Microtune Inc.(a)	110,957	236,338
Mindspeed Technologies Inc.(a)(b)	61,705	462,170
MIPS Technologies Inc. Class A(a)	93,069	475,583
MoSys Inc.(a)	54,696	241,756
Nanometrics Inc.(a)	36,139	364,643
Pericom Semiconductor Corp.(a)	50,174	481,670
Photronics Inc.(a)	105,349	476,178
Pixelworks Inc.(a)	26,834	79,965
PLX Technology Inc.(a)	75,014	314,309
QuickLogic Corp.(a)	74,870	219,369
Ramtron International Corp.(a)	61,273	159,310
Richardson Electronics Ltd.	30,209	271,881
Rudolph Technologies Inc.(a)	63,241	477,470
Silicon Image Inc.(a)	152,407	534,949
Supertex Inc.(a)	18,782	463,164
Transwitch Corp.(a)	41,139	88,655
Ultra Clean Holdings Inc.(a)	43,759	372,827
Ultratech Inc.(a)	47,648	775,233
Virage Logic Corp.(a)	46,316	550,697

		16,202,172
SHIPBUILDING—0.05%
Todd Shipyards Corp.	13,920	205,877

		205,877
SOFTWARE—3.23%
Actuate Corp.(a)	90,929	404,634
American Software Inc. Class A	48,777	225,350
Bottomline Technologies Inc.(a)	54,638	711,933
Callidus Software Inc.(a)	59,374	196,528
CDC Corp. Class A(a)	194,599	404,766
Computer Programs and Systems Inc.	19,779	809,357
Concurrent Computer Corp.(a)	22,145	102,310

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

June 30, 2010

Convio Inc.(a)	14,643	107,480
DemandTec Inc.(a)	38,112	257,256
Digi International Inc.(a)	50,662	418,975
DivX Inc.(a)	66,212	507,184
Double-Take Software Inc.(a)	43,187	453,032
DynaVox Inc.(a)	19,875	318,199
Evolving Systems Inc.	19,278	138,802
FalconStor Software Inc.(a)	67,167	177,321
Geeknet Inc.(a)	104,236	129,253
Global Defense Technology & Systems Inc.(a)	10,627	135,707
Glu Mobile Inc.(a)	54,890	73,004
GSE Systems Inc.(a)	42,823	173,861
Guidance Software Inc.(a)	30,004	156,621
inContact Inc.(a)(b)	69,107	169,312
infoGROUP Inc.(a)	77,057	614,915
InnerWorkings Inc.(a)(b)	48,509	331,316
Interactive Intelligence Inc.(a)	26,289	431,928
Market Leader Inc.(a)	55,788	109,902
Medidata Solutions Inc.(a)	38,078	589,828
MoneyGram International Inc.(a)	168,951	413,930
Monotype Imaging Holdings Inc.(a)	44,987	405,333
Omnicell Inc.(a)	65,483	765,496
OPNET Technologies Inc.	26,680	391,929
PDF Solutions Inc.(a)	48,140	231,072
Peerless Systems Corp.(a)	38,353	103,553
Pervasive Software Inc.(a)	32,936	163,363
Phoenix Technologies Ltd.(a)	63,937	184,778
PROS Holdings Inc.(a)	39,231	255,001
QAD Inc.(a)	26,474	109,338
Renaissance Learning Inc.(b)	25,875	380,104
Salary.com Inc.(a)	27,428	69,667
Schawk Inc.	21,392	319,810
Scientific Learning Corp.(a)	32,017	168,409
SeaChange International Inc.(a)	54,806	451,053
Smith Micro Software Inc.(a)	60,480	575,165
SoundBite Communications Inc.(a)	16,080	46,632
Trident Microsystems Inc.(a)	132,902	188,721
Unica Corp.(a)	34,313	328,718
Versant Corp.(a)	9,344	104,092

		13,804,938
TELECOMMUNICATIONS—4.12%
8x8 Inc.(a)	141,739	177,174
ADPT Corp.(a)	162,522	469,689
Alaska Communications Systems Group Inc.	92,207	782,837
Alliance Fiber Optic Products Inc.	76,062	106,487
Anaren Inc.(a)	30,326	453,070
Applied Signal Technology Inc.	27,749	545,268
Aviat Networks Inc.(a)	118,570	430,409
Aware Inc.(a)	40,292	94,283
BigBand Networks Inc.(a)	101,394	306,210
CalAmp Corp.(a)	60,935	129,792
Clearfield Inc.(a)	38,323	98,490
Communications Systems Inc.	16,016	166,887
Consolidated Communications Holdings Inc.	51,490	875,845
CPI International Inc.(a)	15,594	243,110
Ditech Networks Inc.(a)	75,855	96,336
EMS Technologies Inc.(a)	31,042	466,251
EndWave Corp.(a)	32,275	106,508
Extreme Networks Inc.(a)	178,835	482,854
FiberTower Corp.(a)	93,592	441,754
General Communication Inc. Class A(a)	95,881	727,737
Globecomm Systems Inc.(a)	44,692	368,709

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

June 30, 2010

Hickory Tech Corp.(b)	34,214	230,945
Hypercom Corp.(a)	91,765	425,790
I.D. Systems Inc.(a)	24,126	63,934
ICO Global Communications (Holdings) Ltd.(a)	187,491	301,861
IDT Corp. Class B(a)(b)	28,768	366,792
Knology Inc.(a)	62,163	679,442
KVH Industries Inc.(a)	29,360	364,651
Meru Networks Inc.(a)	11,395	135,145
Network Equipment Technologies Inc.(a)	61,979	216,307
Newport Corp.(a)	73,732	668,012
Novatel Wireless Inc.(a)	62,306	357,636
Occam Networks Inc.(a)	29,216	162,441
Oplink Communications Inc.(a)	43,143	618,239
Opnext Inc.(a)	83,088	137,095
ORBCOMM Inc.(a)	75,660	137,701
ParkerVision Inc.(a)(b)	76,146	96,705
Powerwave Technologies Inc.(a)	267,556	412,036
RCN Corp.(a)	69,782	1,033,471
ShoreTel Inc.(a)	91,866	426,258
SureWest Communications(a)	31,948	202,550
Symmetricom Inc.(a)	89,440	455,250
TeleNav Inc.(a)	15,854	133,015
Telular Corp.(a)	40,663	122,396
TESSCO Technologies Inc.	11,082	185,069
Tollgrade Communications Inc.(a)	21,557	135,809
USA Mobility Inc.	47,201	609,837
UTStarcom Inc.(a)	228,629	420,677
Vonage Holdings Corp.(a)	208,458	479,453
Warwick Valley Telephone Co.	11,113	156,360
Westell Technologies Inc.(a)	121,466	189,487
Zhone Technologies Inc.(a)	57,345	85,444

		17,579,508
TEXTILES—0.09%
Culp Inc.(a)	18,921	207,374
Dixie Group Inc.(a)	26,876	98,904
Forward Industries Inc.(a)	22,042	68,550

		374,828
TOYS, GAMES & HOBBIES—0.25%
Dreams Inc.(a)	53,885	82,983
LeapFrog Enterprises Inc.(a)	67,371	270,832
RC2 Corp.(a)	43,403	699,222

		1,053,037
TRANSPORTATION—2.09%
Air T Inc.	10,297	107,707
Air Transport Services Group Inc.(a)	107,908	513,642
American Commercial Lines Inc.(a)	18,965	426,902
Baltic Trading Ltd.(a)	33,769	383,954
CAI International Inc.(a)	20,759	247,032
Celadon Group Inc.(a)	39,370	556,692
Covenant Transportation Group Class A(a)	19,226	129,776
DHT Maritime Inc.	98,920	380,842
Dynamex Inc.(a)	22,200	270,840
Eagle Bulk Shipping Inc.(a)	123,691	521,976
Echo Global Logistics Inc.(a)(b)	22,395	273,443
Express-1 Expedited Solutions Inc.(a)	93,493	117,801
Frozen Food Express Industries Inc.(a)	40,735	142,572
Horizon Lines Inc. Class A(b)	64,373	272,298
International Shipholding Corp.	12,758	282,335

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

June 30, 2010

Knightsbridge Tankers Ltd.	35,196	619,098
P.A.M. Transportation Services Inc.(a)	8,691	130,626
Pacer International Inc.(a)	69,474	485,623
PHI Inc.(a)	28,115	396,140
Quality Distribution Inc.(a)	21,926	113,357
Rand Logistics Inc.(a)	31,573	161,338
Roadrunner Transportation Systems Inc.(a)	21,234	301,735
Saia Inc.(a)	32,165	482,475
Scorpio Tankers Inc.(a)	27,169	311,085
Teekay Tankers Ltd. Class A	54,547	607,108
Ultrapetrol (Bahamas) Ltd.(a)	48,557	211,223
Universal Truckload Services Inc.(a)	13,157	183,277
USA Truck Inc.(a)	17,018	274,330

		8,905,227
TRUCKING & LEASING—0.12%
Greenbrier Companies Inc. (The)(a)	36,492	408,710
Willis Lease Finance Corp.(a)	13,440	123,917

		532,627
WATER—0.83%
Artesian Resources Corp. Class A	18,031	332,852
Connecticut Water Service Inc.	20,749	436,144
Consolidated Water Co. Ltd.	30,346	345,338
Middlesex Water Co.	30,919	490,066
Pennichuck Corp.	11,493	253,191
Pure Cycle Corp.(a)	38,823	110,646
SJW Corp.	25,151	589,539
Southwest Water Co.	55,648	583,191
York Water Co.	29,172	414,242

		3,555,209

TOTAL COMMON STOCKS (Cost: $550,026,682)		425,995,549

RIGHTS—0.00%

BANKS—0.00%
Hanmi Financial Corp.(b)(c)	123,680	7,421

		7,421

PHARMACEUTICALS—0.00%
Ligand Pharmaceuticals Inc.(c)	50,090	5

		5

SAVINGS & LOANS—0.00%
BankAtlantic Bancorp Inc. Class A(c)	27,673	3

		3

TOTAL RIGHTS (Cost: $0)		7,429

Security	Shares	Value

SHORT-TERM INVESTMENTS—9.13%

MONEY MARKET FUNDS—9.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(d)(e)(f)	30,938,553	30,938,553

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Microcap Index Fund

June 30, 2010

BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(d)(e)(f)	7,436,808	7,436,808
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	619,827	619,827

		38,995,188

TOTAL SHORT-TERM INVESTMENTS (Cost:$38,995,188)		38,995,188

TOTAL INVESTMENTS IN SECURITIES—108.89% (Cost: $589,021,870)		464,998,166
Other Assets, Less Liabilities—(8.89)%		(37,971,028)

NET ASSETS—100.00%		$427,027,138

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Russell Midcap Index Fund

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.82%

ADVERTISING—0.17%
Clear Channel Outdoor Holdings Inc. Class A(a)	64,912	$563,436
Interpublic Group of Companies Inc. (The)(a)(b)	777,358	5,542,563
Lamar Advertising Co. Class A(a)	91,498	2,243,531

		8,349,530
AEROSPACE & DEFENSE—1.08%
Alliant Techsystems Inc.(a)	52,537	3,260,446
BE Aerospace Inc.(a)	152,859	3,887,204
Goodrich Corp.	198,787	13,169,639
L-3 Communications Holdings Inc.	183,798	13,020,250
Rockwell Collins Inc.	249,945	13,279,578
Spirit AeroSystems Holdings Inc. Class A(a)	168,683	3,215,098
TransDigm Group Inc.	79,552	4,059,539

		53,891,754
AGRICULTURE—0.58%
Bunge Ltd.	230,255	11,326,243
Lorillard Inc.	242,719	17,470,914

		28,797,157
AIRLINES—0.88%
AMR Corp.(a)(b)	528,788	3,585,183
Continental Airlines Inc. Class B(a)	221,909	4,881,998
Copa Holdings SA Class A	48,750	2,155,725
Delta Air Lines Inc.(a)	1,254,195	14,736,791
Southwest Airlines Co.	1,182,197	13,134,209
UAL Corp.(a)	270,710	5,565,797

		44,059,703
APPAREL—0.91%
Coach Inc.	484,466	17,707,232
Guess? Inc.	104,753	3,272,484
Hanesbrands Inc.(a)	151,933	3,655,508
Phillips-Van Heusen Corp.	89,774	4,153,843
Polo Ralph Lauren Corp.	88,845	6,482,131
VF Corp.	139,894	9,957,655

		45,228,853
AUTO MANUFACTURERS—0.20%
Navistar International Corp.(a)	114,306	5,623,855
Oshkosh Corp.(a)	142,645	4,444,818

		10,068,673
AUTO PARTS & EQUIPMENT—0.59%
Autoliv Inc.(a)	135,665	6,491,570
BorgWarner Inc.(a)	186,999	6,982,543
Federal-Mogul Corp. Class A(a)	31,385	408,633
Goodyear Tire & Rubber Co. (The)(a)	386,028	3,837,118
Lear Corp.(a)	75,158	4,975,459
TRW Automotive Holdings Corp.(a)(b)	127,047	3,502,686

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Index Fund

June 30, 2010

WABCO Holdings Inc.(a)	102,329	3,221,317

		29,419,326
BANKS—2.98%
Associated Banc-Corp	274,874	3,369,955
BancorpSouth Inc.	132,772	2,373,964
Bank of Hawaii Corp.	76,364	3,692,200
BOK Financial Corp.	39,556	1,877,723
CapitalSource Inc.	526,349	2,505,421
City National Corp.	73,521	3,766,481
Comerica Inc.	280,034	10,313,652
Commerce Bancshares Inc.	117,168	4,216,876
Cullen/Frost Bankers Inc.	83,323	4,282,802
East West Bancorp Inc.	239,525	3,652,756
Fifth Third Bancorp	1,262,108	15,511,307
First Citizens BancShares Inc. Class A	8,620	1,657,885
First Horizon National Corp.(a)	362,878	4,154,953
Fulton Financial Corp.	315,426	3,043,861
Huntington Bancshares Inc.	1,138,364	6,306,537
KeyCorp	1,396,219	10,736,924
M&T Bank Corp.(b)	116,856	9,926,917
Marshall & Ilsley Corp.	837,645	6,014,291
Popular Inc.(a)	1,016,903	2,725,300
Regions Financial Corp.	1,893,698	12,460,533
SunTrust Banks Inc.	793,750	18,494,375
Synovus Financial Corp.	1,269,137	3,223,608
TCF Financial Corp.	225,967	3,753,312
Valley National Bancorp	255,868	3,484,922
Wilmington Trust Corp.	145,186	1,610,113
Zions Bancorporation(b)	254,615	5,492,046

		148,648,714
BEVERAGES—1.19%
Brown-Forman Corp. Class B NVS	169,622	9,707,467
Coca-Cola Enterprises Inc.	506,223	13,090,927
Constellation Brands Inc. Class A(a)	291,586	4,554,573
Dr Pepper Snapple Group Inc.	390,158	14,588,008
Green Mountain Coffee Roasters Inc.(a)(b)	178,117	4,577,607
Hansen Natural Corp.(a)	105,105	4,110,656
Molson Coors Brewing Co. Class B NVS	209,324	8,866,965

		59,496,203
BIOTECHNOLOGY—1.40%
Abraxis BioScience Inc.(a)	10,915	809,893
Alexion Pharmaceuticals Inc.(a)	142,305	7,284,593
Bio-Rad Laboratories Inc. Class A(a)	30,981	2,679,547
Charles River Laboratories International Inc.(a)	105,213	3,599,337
Human Genome Sciences Inc.(a)	300,485	6,808,990
Illumina Inc.(a)	193,453	8,421,009
Life Technologies Corp.(a)	289,980	13,701,555
Millipore Corp.(a)	89,317	9,525,658
Myriad Genetics Inc.(a)	155,518	2,324,994
Regeneron Pharmaceuticals Inc.(a)	101,947	2,275,457
Talecris Biotherapeutics Holdings Corp.(a)	80,101	1,690,131
Vertex Pharmaceuticals Inc.(a)	321,128	10,565,111

		69,686,275
BUILDING MATERIALS—0.50%
Armstrong World Industries Inc.(a)	32,024	966,484
Eagle Materials Inc.	69,759	1,808,851

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Index Fund

June 30, 2010

Lennox International Inc.	74,682	3,104,531
Martin Marietta Materials Inc.(b)	72,178	6,121,416
Masco Corp.	569,823	6,131,296
Owens Corning(a)	183,577	5,490,788
USG Corp.(a)(b)	105,554	1,275,092

		24,898,458
CHEMICALS—2.61%
Airgas Inc.	132,583	8,246,663
Albemarle Corp.	145,204	5,766,051
Ashland Inc.	124,711	5,789,085
Cabot Corp.	103,949	2,506,210
Celanese Corp. Series A	248,887	6,199,775
CF Industries Holdings Inc.	112,866	7,161,348
Cytec Industries Inc.	77,122	3,084,109
Eastman Chemical Co.	114,932	6,132,771
Ecolab Inc.	370,576	16,642,568
FMC Corp.	115,487	6,632,418
Huntsman Corp.	296,616	2,571,661
International Flavors & Fragrances Inc.	126,356	5,360,021
Intrepid Potash Inc.(a)(b)	69,692	1,363,872
Lubrizol Corp.	108,339	8,700,705
PPG Industries Inc.	264,114	15,955,127
RPM International Inc.	206,053	3,675,986
Sherwin-Williams Co. (The)	146,393	10,128,932
Sigma-Aldrich Corp.	192,787	9,606,576
Valspar Corp. (The)	157,736	4,751,008

		130,274,886
COAL—1.00%
Alpha Natural Resources Inc.(a)	192,316	6,513,743
Arch Coal Inc.	258,136	5,113,674
CONSOL Energy Inc.	358,437	12,100,833
Massey Energy Co.	163,603	4,474,542
Peabody Energy Corp.	428,384	16,762,666
Walter Energy Inc.	85,260	5,188,071

		50,153,529
COMMERCIAL SERVICES—3.34%
Aaron’s Inc.	115,499	1,971,568
Alliance Data Systems Corp.(a)(b)	84,764	5,045,153
Apollo Group Inc. Class A(a)	205,621	8,732,724
Career Education Corp.(a)	103,830	2,390,167
Convergys Corp.(a)	158,301	1,552,933
CoreLogic Inc.	165,188	2,917,220
Corrections Corp. of America(a)	180,781	3,449,302
DeVry Inc.	101,184	5,311,148
Education Management Corp.(a)(b)	65,993	1,006,393
Emergency Medical Services Corp. Class A(a)	46,659	2,287,691
Equifax Inc.	201,155	5,644,409
FTI Consulting Inc.(a)	74,672	3,254,953
Gartner Inc.(a)	114,997	2,673,680
Genpact Ltd.(a)	104,929	1,629,547
H&R Block Inc.	522,963	8,205,290
Hertz Global Holdings Inc.(a)(b)	304,568	2,881,213
Hewitt Associates Inc. Class A(a)	149,837	5,163,383
Hillenbrand Inc.	99,075	2,119,214
Interactive Data Corp.	59,038	1,970,688
Iron Mountain Inc.	290,337	6,520,969
ITT Educational Services Inc.(a)(b)	54,881	4,556,221
KAR Auction Services Inc.(a)	44,382	549,005

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Index Fund

June 30, 2010

Lender Processing Services Inc.	150,664	4,717,290
Manpower Inc.	130,083	5,616,984
Monster Worldwide Inc.(a)	200,583	2,336,792
Moody’s Corp.(b)	329,111	6,555,891
Morningstar Inc.(a)	34,450	1,464,814
Pharmaceutical Product Development Inc.	167,635	4,259,605
Quanta Services Inc.(a)	334,046	6,898,050
R.R. Donnelley & Sons Co.	327,768	5,365,562
Robert Half International Inc.	238,357	5,613,307
SAIC Inc.(a)	491,350	8,225,199
Service Corp. International	405,125	2,997,925
Strayer Education Inc.(b)	22,109	4,596,240
Towers Watson & Co. Class A	67,218	2,611,419
Verisk Analytics Inc. Class A(a)	166,365	4,974,314
VistaPrint NV(a)	68,920	3,273,011
Weight Watchers International Inc.	52,922	1,359,566
Western Union Co.	1,071,594	15,977,467

		166,676,307
COMPUTERS—2.26%
Brocade Communications Systems Inc.(a)	705,720	3,641,515
Cadence Design Systems Inc.(a)	429,843	2,488,791
Computer Sciences Corp.	244,951	11,084,033
Diebold Inc.	104,855	2,857,299
DST Systems Inc.	56,410	2,038,657
FactSet Research Systems Inc.(b)	75,089	5,030,212
IHS Inc. Class A(a)	76,974	4,496,821
Lexmark International Inc. Class A(a)(b)	124,750	4,120,492
MICROS Systems Inc.(a)	127,620	4,067,249
NCR Corp.(a)	254,844	3,088,709
NetApp Inc.(a)	547,231	20,417,189
SanDisk Corp.(a)	365,193	15,363,670
Seagate Technology(a)	774,129	10,094,642
Synopsys Inc.(a)	238,024	4,967,561
Teradata Corp.(a)	265,091	8,079,974
Western Digital Corp.(a)	363,954	10,976,853

		112,813,667
COSMETICS & PERSONAL CARE—0.63%
Alberto-Culver Co.	136,062	3,685,920
Avon Products Inc.	680,250	18,026,625
Estee Lauder Companies Inc. (The) Class A	175,122	9,759,549

		31,472,094
DISTRIBUTION & WHOLESALE—0.92%
Central European Distribution Corp.(a)	111,078	2,374,848
Fastenal Co.(b)	210,261	10,553,000
Genuine Parts Co.	252,196	9,949,132
Ingram Micro Inc. Class A(a)	262,847	3,992,646
LKQ Corp.(a)	226,994	4,376,444
Tech Data Corp.(a)	81,926	2,918,204
W.W. Grainger Inc.	98,291	9,775,040
WESCO International Inc.(a)	67,506	2,272,927

		46,212,241
DIVERSIFIED FINANCIAL SERVICES—3.16%
Affiliated Managers Group Inc.(a)	70,790	4,301,908
AmeriCredit Corp.(a)(b)	101,491	1,849,166
Ameriprise Financial Inc.	408,920	14,774,280
CIT Group Inc.(a)	319,654	10,823,484

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Index Fund

June 30, 2010

Discover Financial Services	863,650	12,073,827
E*TRADE Financial Corp.(a)	355,027	4,196,419
Eaton Vance Corp.	187,466	5,175,936
Federated Investors Inc. Class B	141,480	2,930,051
GLG Partners Inc.(a)(b)	207,389	908,364
Greenhill & Co. Inc.	46,350	2,833,375
Interactive Brokers Group Inc. Class A(a)	57,743	958,534
IntercontinentalExchange Inc.(a)	117,426	13,272,661
Invesco Ltd.(b)	692,842	11,660,531
Janus Capital Group Inc.	292,144	2,594,239
Jefferies Group Inc.(b)	185,266	3,905,407
Lazard Ltd. Class A(b)	148,683	3,971,323
Legg Mason Inc.	259,763	7,281,157
NASDAQ OMX Group Inc. (The)(a)	215,134	3,825,083
NYSE Euronext Inc.	414,497	11,452,552
Raymond James Financial Inc.	157,718	3,894,057
SLM Corp.(a)	771,520	8,016,093
T. Rowe Price Group Inc.	412,148	18,295,250
TD AMERITRADE Holding Corp.(a)	370,504	5,668,711
Waddell & Reed Financial Inc. Class A	137,376	3,005,787

		157,668,195
ELECTRIC—5.47%
AES Corp. (The)(a)	1,063,624	9,827,886
Allegheny Energy Inc.	269,429	5,571,792
Alliant Energy Corp.	175,996	5,586,113
Ameren Corp.	378,470	8,996,232
Calpine Corp.(a)	554,653	7,055,186
CenterPoint Energy Inc.	626,472	8,244,372
CMS Energy Corp.(b)	365,277	5,351,308
Consolidated Edison Inc.	447,733	19,297,292
Constellation Energy Group Inc.	293,407	9,462,376
DPL Inc.	189,010	4,517,339
DTE Energy Co.	267,450	12,198,395
Edison International	517,364	16,410,786
FirstEnergy Corp.	485,966	17,120,582
Great Plains Energy Inc.	215,446	3,666,891
Hawaiian Electric Industries Inc.	148,121	3,374,196
Integrys Energy Group Inc.	122,370	5,352,464
ITC Holdings Corp.	79,686	4,216,186
MDU Resources Group Inc.	298,912	5,389,383
Mirant Corp.(a)	231,309	2,442,623
Northeast Utilities	279,575	7,123,571
NRG Energy Inc.(a)	405,519	8,601,058
NSTAR	169,691	5,939,185
NV Energy Inc.	373,357	4,409,346
OGE Energy Corp.	154,440	5,646,326
Ormat Technologies Inc.(b)	31,248	884,006
Pepco Holdings Inc.	354,640	5,560,755
Pinnacle West Capital Corp.	172,289	6,264,428
PPL Corp.	601,207	15,000,115
Progress Energy Inc.	456,002	17,884,398
RRI Energy Inc.(a)	562,149	2,130,545
SCANA Corp.(b)	179,358	6,413,842
TECO Energy Inc.	339,897	5,122,248
Westar Energy Inc.	175,828	3,799,643
Wisconsin Energy Corp.	185,674	9,421,099
Xcel Energy Inc.	729,782	15,040,807

		273,322,774
ELECTRICAL COMPONENTS & EQUIPMENT—0.48%
AMETEK Inc.	168,946	6,783,182

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Index Fund

June 30, 2010

Energizer Holdings Inc.(a)	111,270	5,594,656
General Cable Corp.(a)	82,859	2,208,192
Hubbell Inc. Class B	95,377	3,785,513
Molex Inc.	211,579	3,859,201
SunPower Corp. Class A(a)(b)	155,041	1,875,996

		24,106,740
ELECTRONICS—2.00%
Agilent Technologies Inc.(a)	552,824	15,716,786
Amphenol Corp. Class A	275,624	10,826,511
Arrow Electronics Inc.(a)	192,952	4,312,477
Avnet Inc.(a)	241,197	5,815,260
AVX Corp.	76,777	984,281
Dolby Laboratories Inc. Class A(a)	85,071	5,333,101
FLIR Systems Inc.(a)	243,590	7,086,033
Garmin Ltd.	178,475	5,207,900
Gentex Corp.	221,657	3,985,393
Itron Inc.(a)	64,050	3,959,571
Jabil Circuit Inc.	286,117	3,805,356
Mettler-Toledo International Inc.(a)	53,452	5,966,847
National Instruments Corp.	91,953	2,922,266
PerkinElmer Inc.	187,237	3,870,189
Thomas & Betts Corp.(a)	83,935	2,912,545
Trimble Navigation Ltd.(a)	192,724	5,396,272
Vishay Intertechnology Inc.(a)	274,023	2,120,938
Waters Corp.(a)	147,616	9,550,755

		99,772,481
ENERGY — ALTERNATE SOURCES—0.27%
Covanta Holding Corp.(a)	205,856	3,415,151
First Solar Inc.(a)	88,629	10,088,639

		13,503,790
ENGINEERING & CONSTRUCTION—0.98%
AECOM Technology Corp.(a)	161,329	3,720,247
Chicago Bridge & Iron Co. NV(a)	163,972	3,084,313
Fluor Corp.	283,846	12,063,455
Jacobs Engineering Group Inc.(a)	198,583	7,236,365
KBR Inc.	255,153	5,189,812
McDermott International Inc.(a)	367,106	7,951,516
Shaw Group Inc. (The)(a)	133,995	4,585,309
URS Corp.(a)	131,581	5,177,712

		49,008,729
ENTERTAINMENT—0.42%
Bally Technologies Inc.(a)	86,950	2,816,310
DreamWorks Animation SKG Inc. Class A(a)	117,857	3,364,817
International Game Technology	473,501	7,433,966
International Speedway Corp. Class A	47,625	1,226,820
Madison Square Garden Inc. Class A(a)	95,988	1,888,084
Penn National Gaming Inc.(a)	108,157	2,498,427
Regal Entertainment Group Class A	128,178	1,671,441

		20,899,865
ENVIRONMENTAL CONTROL—0.65%
Nalco Holding Co.	205,909	4,212,898
Republic Services Inc.	515,990	15,340,383
Stericycle Inc.(a)	134,419	8,815,198

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Index Fund

June 30, 2010

Waste Connections Inc.(a)	123,373	4,304,484

		32,672,963
FOOD—3.06%
Campbell Soup Co.(b)	291,819	10,455,875
ConAgra Foods Inc.	707,508	16,499,087
Corn Products International Inc.	119,591	3,623,607
Dean Foods Co.(a)	288,609	2,906,293
Del Monte Foods Co.	315,538	4,540,592
Flowers Foods Inc.	120,915	2,953,953
H.J. Heinz Co.	502,125	21,701,842
Hershey Co. (The)	244,311	11,709,826
Hormel Foods Corp.	109,802	4,444,785
J.M. Smucker Co. (The)	189,183	11,392,600
McCormick & Co. Inc. NVS	210,441	7,988,340
Ralcorp Holdings Inc.(a)	87,228	4,780,094
Safeway Inc.	617,130	12,132,776
Sara Lee Corp.	1,050,076	14,806,072
Smithfield Foods Inc.(a)	218,559	3,256,529
SUPERVALU Inc.	337,328	3,656,636
Tyson Foods Inc. Class A	474,223	7,772,515
Whole Foods Market Inc.(a)(b)	224,000	8,068,480

		152,689,902
FOREST PRODUCTS & PAPER—1.10%
Domtar Corp.	66,441	3,265,575
International Paper Co.	693,274	15,688,790
MeadWestvaco Corp.	271,415	6,025,413
Plum Creek Timber Co. Inc.(b)	258,836	8,937,607
Rayonier Inc.	127,392	5,607,796
Temple-Inland Inc.	170,992	3,534,405
Weyerhaeuser Co.	336,040	11,828,608

		54,888,194
GAS—1.11%
AGL Resources Inc.	123,714	4,431,436
Atmos Energy Corp.	148,040	4,003,002
Energen Corp.	114,213	5,063,062
National Fuel Gas Co.	116,881	5,362,500
NiSource Inc.	440,250	6,383,625
Sempra Energy	393,063	18,391,418
Southern Union Co.	200,870	4,391,018
UGI Corp.	173,500	4,413,840
Vectren Corp.	129,097	3,054,435

		55,494,336
HAND & MACHINE TOOLS—0.54%
Kennametal Inc.	129,925	3,303,993
Lincoln Electric Holdings Inc.	67,695	3,451,768
Regal Beloit Corp.	60,688	3,385,176
Snap-on Inc.	91,890	3,759,220
Stanley Black & Decker Inc.	254,715	12,868,202

		26,768,359
HEALTH CARE — PRODUCTS—2.83%
Beckman Coulter Inc.	111,367	6,714,317
Boston Scientific Corp.(a)	2,419,125	14,030,925
C.R. Bard Inc.	151,025	11,708,968
CareFusion Corp.(a)	290,086	6,584,952

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Index Fund

June 30, 2010

Cooper Companies Inc. (The)	72,229	2,873,992
DENTSPLY International Inc.	232,484	6,953,597
Edwards Lifesciences Corp.(a)	179,972	10,082,032
Gen-Probe Inc.(a)	78,857	3,581,685
Henry Schein Inc.(a)	145,142	7,968,296
Hill-Rom Holdings Inc.	100,354	3,053,772
Hologic Inc.(a)	411,622	5,733,895
IDEXX Laboratories Inc.(a)	91,597	5,578,257
Intuitive Surgical Inc.(a)	62,189	19,628,092
Inverness Medical Innovations Inc.(a)	133,611	3,562,069
Kinetic Concepts Inc.(a)	99,363	3,627,743
Patterson Companies Inc.	162,295	4,630,276
ResMed Inc.(a)	120,446	7,324,321
TECHNE Corp.	59,272	3,405,176
Thoratec Corp.(a)	92,691	3,960,686
Varian Medical Systems Inc.(a)	196,206	10,257,650

		141,260,701
HEALTH CARE - SERVICES—1.83%
Brookdale Senior Living Inc.(a)	134,269	2,014,035
Community Health Systems Inc.(a)	150,758	5,097,128
Covance Inc.(a)	102,754	5,273,335
Coventry Health Care Inc.(a)	235,096	4,156,497
DaVita Inc.(a)	165,014	10,303,474
Health Management Associates Inc. Class A(a)	397,990	3,092,382
Health Net Inc.(a)	157,955	3,849,364
Humana Inc.(a)	270,282	12,343,779
Laboratory Corp. of America Holdings(a)	165,729	12,487,680
LifePoint Hospitals Inc.(a)	87,903	2,760,154
Lincare Holdings Inc.(a)	157,908	5,133,589
MEDNAX Inc.(a)	74,857	4,162,798
Quest Diagnostics Inc.	236,882	11,789,617
Tenet Healthcare Corp.(a)	769,651	3,340,286
Universal Health Services Inc. Class B	142,726	5,444,997

		91,249,115
HOLDING COMPANIES - DIVERSIFIED—0.12%
Leucadia National Corp.(a)	309,612	6,040,530

		6,040,530
HOME BUILDERS—0.54%
D.R. Horton Inc.	442,441	4,349,195
KB Home	122,375	1,346,125
Lennar Corp. Class A	253,083	3,520,385
M.D.C. Holdings Inc.	60,111	1,619,991
NVR Inc.(a)	9,797	6,417,329
Pulte Homes Inc.(a)	535,605	4,434,809
Thor Industries Inc.	53,375	1,267,656
Toll Brothers Inc.(a)	233,669	3,822,825

		26,778,315
HOME FURNISHINGS—0.35%
Harman International Industries Inc.(a)	110,514	3,303,263
Tempur-Pedic International Inc.(a)	114,136	3,509,682
Whirlpool Corp.	119,291	10,476,136

		17,289,081
HOUSEHOLD PRODUCTS & WARES—1.00%
Avery Dennison Corp.	175,464	5,637,658

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Index Fund

June 30, 2010

Church & Dwight Co. Inc.	112,597	7,060,958
Clorox Co. (The)	223,656	13,902,457
Fortune Brands Inc.	241,922	9,478,504
Fossil Inc.(a)	82,861	2,875,277
Jarden Corp.	146,183	3,927,937
Scotts Miracle-Gro Co. (The) Class A	73,038	3,243,617
Tupperware Brands Corp.	102,136	4,070,120

		50,196,528
HOUSEWARES—0.18%
Newell Rubbermaid Inc.(b)	441,932	6,469,885
Toro Co. (The)	53,470	2,626,446

		9,096,331
INSURANCE—5.73%
Alleghany Corp.(a)	10,525	3,086,983
Allied World Assurance Holdings Ltd.	80,217	3,640,247
American Financial Group Inc.	136,455	3,727,951
American International Group Inc.(a)(b)	192,033	6,613,617
American National Insurance Co.	11,166	904,111
Aon Corp.	427,820	15,880,678
Arch Capital Group Ltd.(a)(b)	83,996	6,257,702
Arthur J. Gallagher & Co.	164,932	4,021,042
Aspen Insurance Holdings Ltd.	122,925	3,041,165
Assurant Inc.	177,654	6,164,594
Assured Guaranty Ltd.	298,123	3,956,092
Axis Capital Holdings Ltd.	201,345	5,983,973
Brown & Brown Inc.	179,865	3,442,616
CIGNA Corp.	439,356	13,646,397
Cincinnati Financial Corp.	232,178	6,006,445
CNA Financial Corp.(a)	42,037	1,074,466
Endurance Specialty Holdings Ltd.(b)	72,856	2,734,286
Erie Indemnity Co. Class A	45,473	2,069,022
Everest Re Group Ltd.	93,603	6,619,604
Fidelity National Financial Inc. Class A	364,963	4,740,869
Genworth Financial Inc. Class A(a)	776,734	10,151,913
Hanover Insurance Group Inc. (The)	71,297	3,101,420
Hartford Financial Services Group Inc. (The)	705,199	15,606,054
HCC Insurance Holdings Inc.	182,748	4,524,840
Lincoln National Corp.	480,362	11,667,993
Markel Corp.(a)	15,581	5,297,540
Marsh & McLennan Companies Inc.	859,410	19,379,695
MBIA Inc.(a)(b)	239,121	1,341,469
Mercury General Corp.	42,552	1,763,355
Old Republic International Corp.	382,999	4,645,778
OneBeacon Insurance Group Ltd.	36,870	527,978
PartnerRe Ltd.	124,285	8,717,350
Principal Financial Group Inc.	507,748	11,901,613
Progressive Corp. (The)	1,064,529	19,927,983
Protective Life Corp.	136,111	2,911,414
Reinsurance Group of America Inc.	116,219	5,312,370
Renaissance Re Holdings Ltd.	92,004	5,177,065
StanCorp Financial Group Inc.	75,288	3,052,176
Symetra Financial Corp.	53,294	639,528
Torchmark Corp.	131,087	6,490,117
Transatlantic Holdings Inc.	103,581	4,967,745
Unitrin Inc.	79,860	2,044,416
Unum Group	528,559	11,469,730
Validus Holdings Ltd.	129,956	3,173,526
W.R. Berkley Corp.	201,443	5,330,182
Wesco Financial Corp.	2,149	694,557
White Mountains Insurance Group Ltd.	12,111	3,926,386

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Index Fund

June 30, 2010

XL Group PLC	543,324	8,698,617

		286,054,670
INTERNET—1.76%
Akamai Technologies Inc.(a)	273,340	11,089,404
AOL Inc.(a)	172,804	3,592,595
Equinix Inc.(a)	72,728	5,906,968
Expedia Inc.	329,361	6,185,400
F5 Networks Inc.(a)	127,296	8,728,687
IAC/InterActive Corp(a)	146,837	3,226,009
Liberty Media Corp. - Liberty Interactive Group Series A(a)	948,678	9,961,119
McAfee Inc.(a)	247,825	7,613,184
Netflix Inc.(a)(b)	63,425	6,891,126
Priceline.com Inc.(a)	75,340	13,300,524
VeriSign Inc.(a)	289,878	7,696,261
WebMD Health Corp.(a)	85,094	3,950,914

		88,142,191
INVESTMENT COMPANIES—0.08%
Ares Capital Corp.	310,037	3,884,764

		3,884,764
IRON & STEEL—0.86%
AK Steel Holding Corp.	174,811	2,083,747
Allegheny Technologies Inc.	156,527	6,916,928
Carpenter Technology Corp.	69,942	2,296,196
Cliffs Natural Resources Inc.	215,080	10,143,173
Gerdau Ameristeel Corp.(a)	220,552	2,404,017
Reliance Steel & Aluminum Co.	119,591	4,323,215
Schnitzer Steel Industries Inc. Class A	34,897	1,367,962
Steel Dynamics Inc.	344,082	4,538,442
United States Steel Corp.(b)	227,728	8,778,914

		42,852,594
LEISURE TIME—0.33%
Harley-Davidson Inc.	373,967	8,313,286
Royal Caribbean Cruises Ltd.(a)	209,347	4,766,831
WMS Industries Inc.(a)	93,711	3,678,157

		16,758,274
LODGING—0.97%
Choice Hotels International Inc.	44,296	1,338,182
Hyatt Hotels Corp. Class A(a)	69,408	2,574,343
Marriott International Inc. Class A	430,921	12,901,775
MGM MIRAGE(a)(b)	440,787	4,249,187
Starwood Hotels & Resorts Worldwide Inc.	300,926	12,467,364
Wyndham Worldwide Corp.	285,925	5,758,529
Wynn Resorts Ltd.	120,614	9,199,230

		48,488,610
MACHINERY—1.58%
AGCO Corp.(a)	147,847	3,987,434
Bucyrus International Inc.	119,421	5,666,526
CNH Global NV(a)	39,746	900,247
Cummins Inc.	318,481	20,742,668
Flowserve Corp.	89,052	7,551,610
Gardner Denver Inc.	83,299	3,714,302
Graco Inc.	96,366	2,716,558

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Index Fund

June 30, 2010

IDEX Corp.	129,096	3,688,273
Joy Global Inc.	163,496	8,189,515
Manitowoc Co. Inc. (The)	208,887	1,909,227
Rockwell Automation Inc.	226,459	11,116,872
Terex Corp.(a)	172,783	3,237,953
Wabtec Corp.	76,278	3,042,729
Zebra Technologies Corp. Class A(a)	91,825	2,329,600

		78,793,514
MANUFACTURING—2.93%
AptarGroup Inc.	107,891	4,080,438
Carlisle Companies Inc.	96,738	3,495,144
Cooper Industries PLC	267,539	11,771,716
Crane Co.	78,452	2,370,035
Donaldson Co. Inc.	122,505	5,224,838
Dover Corp.	296,584	12,394,245
Eaton Corp.	266,129	17,415,482
Harsco Corp.	128,000	3,008,000
Ingersoll-Rand PLC	512,963	17,692,094
ITT Corp.	291,403	13,089,823
Leggett & Platt Inc.	235,300	4,720,118
Pall Corp.	185,726	6,383,403
Parker Hannifin Corp.	255,723	14,182,397
Pentair Inc.	156,749	5,047,318
Roper Industries Inc.	149,252	8,352,142
SPX Corp.	79,287	4,187,146
Teleflex Inc.	63,444	3,443,740
Textron Inc.	434,134	7,367,254
Trinity Industries Inc.	126,076	2,234,067

		146,459,400
MEDIA—2.15%
Cablevision NY Group Class A	373,923	8,977,891
CBS Corp. Class B NVS	1,084,679	14,024,899
Central European Media Enterprises Ltd. Class A(a)(b)	58,594	1,166,021
Discovery Communications Inc. Series A(a)	453,293	16,187,093
DISH Network Corp. Class A	318,025	5,772,154
Gannett Co. Inc.	378,393	5,093,170
John Wiley & Sons Inc. Class A	70,649	2,731,997
Liberty Global Inc. Series A(a)(b)	403,802	10,494,814
Liberty Media Corp. - Liberty Capital Group Series A(a)	127,251	5,333,089
Liberty Media Corp. - Liberty Starz Group Series A(a)	82,728	4,288,619
McGraw-Hill Companies Inc. (The)	501,007	14,098,337
Meredith Corp.	56,869	1,770,332
New York Times Co. (The) Class A(a)	212,438	1,837,589
Scripps Networks Interactive Inc. Class A	142,293	5,740,100
Sirius XM Radio Inc.(a)	6,235,163	5,920,287
Washington Post Co. (The) Class B	9,577	3,931,167

		107,367,559
METAL FABRICATE & HARDWARE—0.17%
Commercial Metals Co.	181,581	2,400,501
Timken Co. (The)	137,423	3,571,624
Valmont Industries Inc.	35,014	2,544,117

		8,516,242
MINING—0.37%
Compass Minerals International Inc.	52,008	3,655,122
Royal Gold Inc.	77,006	3,696,288
Titanium Metals Corp.(a)	135,915	2,390,745

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Index Fund

June 30, 2010

Vulcan Materials Co.	202,812	8,889,250

		18,631,405
OFFICE & BUSINESS EQUIPMENT—0.50%
Pitney Bowes Inc.	329,660	7,239,334
Xerox Corp.	2,189,728	17,605,413

		24,844,747
OIL & GAS—4.60%
Atlas Energy Inc.(a)	123,479	3,342,577
Atwood Oceanics Inc.(a)	89,365	2,280,595
Cabot Oil & Gas Corp.	165,100	5,170,932
Cimarex Energy Co.	133,229	9,536,532
Cobalt International Energy Inc.(a)	117,879	878,199
Comstock Resources Inc.(a)	75,148	2,083,103
Concho Resources Inc.(a)	146,561	8,109,220
Continental Resources Inc.(a)(b)	48,936	2,183,524
Denbury Resources Inc.(a)	634,088	9,283,048
Diamond Offshore Drilling Inc.	109,542	6,812,417
EQT Corp.	235,943	8,526,980
EXCO Resources Inc.	231,807	3,386,700
Forest Oil Corp.(a)	178,669	4,888,384
Frontier Oil Corp.	168,278	2,263,339
Helmerich & Payne Inc.	149,500	5,459,740
Holly Corp.	70,854	1,883,299
Mariner Energy Inc.(a)	164,057	3,523,944
Murphy Oil Corp.	304,064	15,066,371
Nabors Industries Ltd.(a)(b)	453,004	7,981,931
Newfield Exploration Co.(a)	211,858	10,351,382
Noble Energy Inc.	277,291	16,728,966
Patterson-UTI Energy Inc.	244,580	3,147,745
Petrohawk Energy Corp.(a)	479,900	8,143,903
Pioneer Natural Resources Co.	184,107	10,945,161
Plains Exploration & Production Co.(a)	222,622	4,588,239
Pride International Inc.(a)	278,991	6,232,659
Quicksilver Resources Inc.(a)	187,714	2,064,854
Range Resources Corp.	253,186	10,165,418
Rowan Companies Inc.(a)	181,851	3,989,811
SandRidge Energy Inc.(a)(b)	267,951	1,562,154
SM Energy Co.	99,940	4,013,590
Sunoco Inc.	191,524	6,659,290
Tesoro Corp.(b)	224,590	2,620,965
Ultra Petroleum Corp.(a)	243,176	10,760,538
Unit Corp.(a)	63,977	2,596,826
Valero Energy Corp.	901,555	16,209,959
Whiting Petroleum Corp.(a)	81,005	6,352,412

		229,794,707
OIL & GAS SERVICES—1.61%
Cameron International Corp.(a)	387,799	12,611,223
Core Laboratories NV	35,926	5,303,037
Dresser-Rand Group Inc.(a)	131,161	4,138,129
Exterran Holdings Inc.(a)	100,403	2,591,401
FMC Technologies Inc.(a)	193,113	10,169,331
Oceaneering International Inc.(a)	87,641	3,935,081
Oil States International Inc.(a)	79,659	3,152,903
SEACOR Holdings Inc.(a)	35,870	2,534,574
Smith International Inc.	394,641	14,858,234
Superior Energy Services Inc.(a)	124,980	2,333,377
Tidewater Inc.	82,440	3,192,077

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Index Fund

June 30, 2010

Weatherford International Ltd.(a)	1,180,241	15,508,367

		80,327,734
PACKAGING & CONTAINERS—0.97%
Ball Corp.	146,659	7,747,995
Bemis Co. Inc.	173,303	4,679,181
Crown Holdings Inc.(a)	257,368	6,444,495
Greif Inc. Class A	56,303	3,127,069
Owens-Illinois Inc.(a)	262,038	6,930,905
Packaging Corp. of America	163,979	3,610,817
Pactiv Corp.(a)	211,125	5,879,831
Sealed Air Corp.	253,386	4,996,772
Sonoco Products Co.	159,523	4,862,261

		48,279,326
PHARMACEUTICALS—2.82%
AmerisourceBergen Corp.	448,645	14,244,479
Amylin Pharmaceuticals Inc.(a)(b)	228,259	4,291,269
BioMarin Pharmaceutical Inc.(a)	161,571	3,063,386
Cephalon Inc.(a)	119,445	6,778,504
Dendreon Corp.(a)	214,829	6,945,422
Endo Pharmaceuticals Holdings Inc.(a)	184,783	4,031,965
Forest Laboratories Inc.(a)(b)	480,221	13,172,462
Herbalife Ltd.	95,271	4,387,230
Hospira Inc.(a)	263,423	15,133,651
King Pharmaceuticals Inc.(a)	396,880	3,012,319
Mead Johnson Nutrition Co. Class A	324,761	16,277,021
Mylan Inc.(a)(b)	490,553	8,359,023
NBTY Inc.(a)	89,168	3,032,604
Omnicare Inc.	191,002	4,526,747
Perrigo Co.	128,321	7,579,922
SXC Health Solutions Corp.(a)	49,592	3,632,614
United Therapeutics Corp.(a)	78,737	3,843,153
Valeant Pharmaceuticals International(a)(b)	90,456	4,729,944
VCA Antech Inc.(a)	136,644	3,383,305
Warner Chilcott PLC Class A(a)	141,847	3,241,204
Watson Pharmaceuticals Inc.(a)	177,324	7,194,035

		140,860,259
PIPELINES—1.06%
El Paso Corp.	1,117,565	12,416,147
ONEOK Inc.	168,848	7,302,676
Questar Corp.	278,059	12,648,904
Spectra Energy Corp.	1,028,894	20,649,903

		53,017,630
REAL ESTATE—0.33%
CB Richard Ellis Group Inc. Class A(a)	457,510	6,226,711
Forest City Enterprises Inc. Class A(a)(b)	200,171	2,265,936
Jones Lang LaSalle Inc.	66,797	4,384,555
St. Joe Co. (The)(a)(b)	147,342	3,412,441

		16,289,643
REAL ESTATE INVESTMENT TRUSTS—5.54%
Alexandria Real Estate Equities Inc.	70,391	4,460,678
AMB Property Corp.	267,154	6,334,221
Annaly Capital Management Inc.(b)	888,757	15,242,182
Apartment Investment and Management Co. Class A	185,702	3,597,048
AvalonBay Communities Inc.	131,785	12,304,765

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Index Fund

June 30, 2010

Boston Properties Inc.	220,751	15,748,376
Brandywine Realty Trust	208,987	2,246,610
BRE Properties Inc. Class A	101,377	3,743,853
Camden Property Trust	104,642	4,274,626
Chimera Investment Corp.	1,220,672	4,406,626
Corporate Office Properties Trust	93,673	3,537,092
Developers Diversified Realty Corp.	314,057	3,109,164
Digital Realty Trust Inc.(b)	124,217	7,164,837
Douglas Emmett Inc.	194,351	2,763,671
Duke Realty Corp.	356,501	4,046,286
Equity Residential	449,272	18,707,686
Essex Property Trust Inc.	47,834	4,665,728
Federal Realty Investment Trust	97,463	6,848,725
General Growth Properties Inc.	397,603	5,272,216
HCP Inc.	466,804	15,054,429
Health Care REIT Inc.	197,138	8,303,453
Hospitality Properties Trust	196,096	4,137,626
Host Hotels & Resorts Inc.(b)	1,045,209	14,089,417
HRPT Properties Trust	410,903	2,551,708
Kimco Realty Corp.	644,238	8,658,559
Liberty Property Trust	179,867	5,189,163
Macerich Co. (The)	206,074	7,690,682
Mack-Cali Realty Corp.	126,023	3,746,664
Nationwide Health Properties Inc.	190,307	6,807,281
Piedmont Office Realty Trust Inc. Class A	83,260	1,559,460
ProLogis	756,988	7,668,288
Realty Income Corp.(b)	166,009	5,035,053
Regency Centers Corp.	129,977	4,471,209
Senior Housing Properties Trust	202,480	4,071,873
SL Green Realty Corp.	123,845	6,816,429
Taubman Centers Inc.	86,768	3,265,080
UDR Inc.	257,687	4,929,552
Ventas Inc.	249,101	11,695,292
Vornado Realty Trust(b)	256,502	18,711,821
Weingarten Realty Investors	194,375	3,702,844

		276,630,273
RETAIL—4.63%
Abercrombie & Fitch Co. Class A	140,157	4,301,418
Advance Auto Parts Inc.	139,559	7,003,071
Aeropostale Inc.(a)	148,538	4,254,128
American Eagle Outfitters Inc.	338,443	3,976,705
AutoNation Inc.(a)(b)	114,856	2,239,692
AutoZone Inc.(a)	44,198	8,539,938
Bed Bath & Beyond Inc.(a)	418,035	15,500,738
Big Lots Inc.(a)	128,871	4,135,470
BJ’s Wholesale Club Inc.(a)	85,578	3,167,242
Brinker International Inc.	163,151	2,359,163
Burger King Holdings Inc.	145,881	2,456,636
CarMax Inc.(a)	355,251	7,069,495
Chico’s FAS Inc.	284,137	2,807,274
Chipotle Mexican Grill Inc.(a)	49,977	6,837,353
Copart Inc.(a)	116,696	4,178,884
Darden Restaurants Inc.	223,305	8,675,399
Dick’s Sporting Goods Inc.(a)	142,233	3,540,179
Dollar General Corp.(a)(b)	110,007	3,030,693
Dollar Tree Inc.(a)(b)	205,390	8,550,386
Family Dollar Stores Inc.	214,547	8,086,276
Foot Locker Inc.	248,942	3,141,648
GameStop Corp. Class A(a)(b)	242,903	4,564,147
J. Crew Group Inc.(a)	86,891	3,198,458
J.C. Penney Co. Inc.	378,359	8,127,151
Limited Brands Inc.	424,289	9,364,058

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Index Fund

June 30, 2010

Macy’s Inc.	670,313	11,998,603
MSC Industrial Direct Co. Inc. Class A	69,415	3,516,564
Nordstrom Inc.	265,591	8,549,374
O’Reilly Automotive Inc.(a)	219,360	10,432,762
Office Depot Inc.(a)	438,329	1,770,849
Panera Bread Co. Class A(a)	49,521	3,728,436
PetSmart Inc.	187,999	5,671,930
RadioShack Corp.	199,266	3,887,680
Ross Stores Inc.	194,349	10,356,858
Sears Holdings Corp.(a)(b)	72,090	4,660,619
Signet Jewelers Ltd.(a)	135,918	3,737,745
Tiffany & Co.	200,739	7,610,016
Tractor Supply Co.	57,282	3,492,484
Urban Outfitters Inc.(a)(b)	193,729	6,662,340
Wendy’s/Arby’s Group Inc. Class A	523,514	2,094,056
Williams-Sonoma Inc.	153,014	3,797,807

		231,073,725
SAVINGS & LOANS—0.75%
Capitol Federal Financial	31,853	1,056,245
First Niagara Financial Group Inc.	332,189	4,162,328
Hudson City Bancorp Inc.	750,219	9,182,681
New York Community Bancorp Inc.	691,573	10,560,320
People’s United Financial Inc.	590,167	7,967,254
TFS Financial Corp.	127,138	1,577,783
Washington Federal Inc.	178,830	2,893,469

		37,400,080
SEMICONDUCTORS—3.91%
Advanced Micro Devices Inc.(a)	962,777	7,047,528
Altera Corp.	479,056	11,885,379
Analog Devices Inc.	473,199	13,183,324
Atmel Corp.(a)	732,273	3,514,910
Avago Technologies Ltd.(a)	167,335	3,524,075
Cree Inc.(a)	170,704	10,247,361
Cypress Semiconductor Corp.(a)	260,683	2,617,257
Fairchild Semiconductor International Inc.(a)	199,917	1,681,302
International Rectifier Corp.(a)	112,423	2,092,192
Intersil Corp. Class A	196,731	2,382,413
KLA-Tencor Corp.	270,016	7,528,046
Lam Research Corp.(a)	200,988	7,649,603
Linear Technology Corp.	355,978	9,899,748
LSI Corp.(a)	1,038,534	4,777,256
Marvell Technology Group Ltd.(a)	859,678	13,548,525
Maxim Integrated Products Inc.	480,244	8,034,482
MEMC Electronic Materials Inc.(a)(b)	361,445	3,571,077
Microchip Technology Inc.(b)	292,633	8,117,640
Micron Technology Inc.(a)(b)	1,358,802	11,536,229
National Semiconductor Corp.	378,249	5,091,232
Novellus Systems Inc.(a)	152,650	3,871,204
NVIDIA Corp.(a)	909,048	9,281,380
ON Semiconductor Corp.(a)	682,845	4,356,551
PMC-Sierra Inc.(a)	364,640	2,742,093
QLogic Corp.(a)	177,316	2,946,992
Rambus Inc.(a)(b)	166,864	2,923,457
Rovi Corp.(a)	162,141	6,146,765
Silicon Laboratories Inc.(a)	73,143	2,966,680
Skyworks Solutions Inc.(a)	284,834	4,782,363
Teradyne Inc.(a)	286,528	2,793,648
Varian Semiconductor Equipment Associates Inc.(a)	118,563	3,398,016

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Index Fund

June 30, 2010

Xilinx Inc.	439,353	11,098,057

		195,236,785
SOFTWARE—4.01%
Allscripts-Misys Healthcare Solutions Inc.(a)	103,549	1,667,139
ANSYS Inc.(a)	143,792	5,833,641
Autodesk Inc.(a)	364,127	8,870,134
BMC Software Inc.(a)	288,292	9,983,552
Broadridge Financial Solutions Inc.	216,437	4,123,125
CA Inc.	617,871	11,368,826
Cerner Corp.(a)	109,293	8,294,246
Citrix Systems Inc.(a)	294,976	12,456,836
Compuware Corp.(a)	357,789	2,855,156
Dun & Bradstreet Corp. (The)	80,059	5,373,560
Electronic Arts Inc.(a)	523,667	7,540,805
Emdeon Inc. Class A(a)	45,898	575,102
Fidelity National Information Services Inc.	526,858	14,130,331
Fiserv Inc.(a)	242,365	11,066,386
Global Payments Inc.	129,671	4,738,178
Informatica Corp.(a)	144,778	3,457,299
Intuit Inc.(a)	445,427	15,487,497
MSCI Inc. Class A(a)	177,399	4,860,733
Novell Inc.(a)	553,787	3,145,510
Nuance Communications Inc.(a)	361,347	5,402,138
Paychex Inc.	512,530	13,310,404
Red Hat Inc.(a)	299,621	8,671,032
Salesforce.com Inc.(a)	182,669	15,676,654
SEI Investments Co.	240,991	4,906,577
Solera Holdings Inc.	113,060	4,092,772
Sybase Inc.(a)	137,964	8,920,752
Total System Services Inc.	261,680	3,558,848

		200,367,233
TELECOMMUNICATIONS—2.85%
Amdocs Ltd.(a)	330,424	8,871,884
Atheros Communications Inc.(a)	110,146	3,033,421
CenturyLink Inc.	477,026	15,889,736
Ciena Corp.(a)(b)	147,289	1,867,625
Clearwire Corp. Class A(a)(b)	235,269	1,712,758
CommScope Inc.(a)	150,124	3,568,448
Crown Castle International Corp.(a)	461,188	17,183,865
EchoStar Corp. Class A(a)	59,118	1,127,971
Frontier Communications Corp.(b)	498,131	3,541,711
Harris Corp.	206,211	8,588,688
JDS Uniphase Corp.(a)	343,003	3,375,150
Leap Wireless International Inc.(a)	95,001	1,233,113
Level 3 Communications Inc.(a)	2,633,518	2,870,535
MetroPCS Communications Inc.(a)	399,737	3,273,846
NeuStar Inc. Class A(a)	119,197	2,457,842
NII Holdings Inc.(a)	265,694	8,640,369
Polycom Inc.(a)	137,703	4,102,172
Qwest Communications International Inc.	2,770,272	14,543,928
SBA Communications Corp. Class A(a)	185,882	6,321,847
Telephone and Data Systems Inc.	134,231	4,079,280
Tellabs Inc.	612,317	3,912,706
tw telecom inc.(a)	241,100	4,021,548
United States Cellular Corp.(a)	24,674	1,015,335
Virgin Media Inc.	531,275	8,866,980
Windstream Corp.	767,622	8,106,088

		142,206,846

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Index Fund

June 30, 2010

TEXTILES—0.18%
Cintas Corp.	211,076	5,059,492
Mohawk Industries Inc.(a)	89,031	4,074,058

		9,133,550
TOYS, GAMES & HOBBIES—0.42%
Hasbro Inc.	207,234	8,517,317
Mattel Inc.	579,231	12,256,528

		20,773,845
TRANSPORTATION—1.15%
Alexander & Baldwin Inc.	65,419	1,948,178
C.H. Robinson Worldwide Inc.	263,430	14,662,514
Con-way Inc.	85,588	2,569,352
Expeditors International of Washington Inc.	338,086	11,667,348
Frontline Ltd.(b)	81,962	2,339,195
J.B. Hunt Transport Services Inc.	144,868	4,732,838
Kansas City Southern Industries Inc.(a)	162,811	5,918,180
Kirby Corp.(a)(b)	85,897	3,285,560
Landstar System Inc.	79,734	3,108,829
Ryder System Inc.	84,232	3,388,653
Teekay Corp.	67,455	1,765,297
UTi Worldwide Inc.	161,587	2,000,447

		57,386,391
TRUCKING & LEASING—0.04%
GATX Corp.	73,671	1,965,542

		1,965,542
WATER—0.19%
American Water Works Co. Inc.	280,835	5,785,201
Aqua America Inc.	217,690	3,848,759

		9,633,960

TOTAL COMMON STOCKS
(Cost: $5,528,426,161)		4,984,025,798

SHORT-TERM INVESTMENTS—5.51%

MONEY MARKET FUNDS—5.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	212,418,079	212,418,079
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(d)(e)	51,059,678	51,059,678

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Index Fund

June 30, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	11,378,691	11,378,691

		274,856,448

TOTAL SHORT-TERM INVESTMENTS
(Cost: $274,856,448)		274,856,448

TOTAL INVESTMENTS IN SECURITIES—105.33%
(Cost: $5,803,282,609)		5,258,882,246
Other Assets, Less Liabilities—(5.33)%		(265,897,516)

NET ASSETS—100.00%		$4,992,984,730

NVS—Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Russell Midcap Growth Index Fund

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.87%

ADVERTISING—0.26%
Interpublic Group of Companies Inc. (The)(a)	903,467	$6,441,720
Lamar Advertising Co. Class A(a)	21,868	536,203

		6,977,923
AEROSPACE & DEFENSE—0.78%
Alliant Techsystems Inc.(a)	56,882	3,530,097
Goodrich Corp.	65,260	4,323,475
Rockwell Collins Inc.	153,366	8,148,336
Spirit AeroSystems Holdings Inc. Class A(a)	30,328	578,052
TransDigm Group Inc.	90,847	4,635,922

		21,215,882
AIRLINES—1.21%
AMR Corp.(a)(b)	200,604	1,360,095
Continental Airlines Inc. Class B(a)	258,916	5,696,152
Copa Holdings SA Class A	36,467	1,612,571
Delta Air Lines Inc.(a)	1,459,771	17,152,309
Southwest Airlines Co.	184,326	2,047,862
UAL Corp.(a)	232,546	4,781,146

		32,650,135
APPAREL—1.51%
Coach Inc.	564,641	20,637,628
Guess? Inc.	119,065	3,719,591
Hanesbrands Inc.(a)	177,355	4,267,161
Phillips-Van Heusen Corp.	104,241	4,823,231
Polo Ralph Lauren Corp.	103,281	7,535,382

		40,982,993
AUTO MANUFACTURERS—0.43%
Navistar International Corp.(a)	131,319	6,460,895
Oshkosh Corp.(a)	165,656	5,161,841

		11,622,736
AUTO PARTS & EQUIPMENT—0.84%
Autoliv Inc.(a)	53,457	2,557,917
BorgWarner Inc.(a)	201,099	7,509,037
Federal-Mogul Corp. Class A(a)	9,295	121,021
Goodyear Tire & Rubber Co. (The)(a)	450,490	4,477,871
Lear Corp.(a)	25,644	1,697,633
TRW Automotive Holdings Corp.(a)(b)	97,890	2,698,827
WABCO Holdings Inc.(a)	118,696	3,736,550

		22,798,856
BANKS—0.05%
Bank of Hawaii Corp.	28,270	1,366,855

		1,366,855
BEVERAGES—1.19%
Brown-Forman Corp. Class B NVS	147,293	8,429,579

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Growth Index Fund

June 30, 2010

Coca-Cola Enterprises Inc.	361,939	9,359,743
Dr Pepper Snapple Group Inc.	138,721	5,186,778
Green Mountain Coffee Roasters Inc.(a)(b)	203,949	5,241,489
Hansen Natural Corp.(a)	103,830	4,060,791

		32,278,380
BIOTECHNOLOGY—2.57%
Abraxis BioScience Inc.(a)	5,311	394,076
Alexion Pharmaceuticals Inc.(a)	165,457	8,469,744
Charles River Laboratories International Inc.(a)	29,542	1,010,632
Human Genome Sciences Inc.(a)	345,994	7,840,224
Illumina Inc.(a)(b)	225,577	9,819,367
Life Technologies Corp.(a)	239,396	11,311,461
Millipore Corp.(a)	104,138	11,106,318
Myriad Genetics Inc.(a)	180,378	2,696,651
Regeneron Pharmaceuticals Inc.(a)	119,494	2,667,106
Talecris Biotherapeutics Holdings Corp.(a)	94,151	1,986,586
Vertex Pharmaceuticals Inc.(a)	373,620	12,292,098

		69,594,263
BUILDING MATERIALS—0.71%
Armstrong World Industries Inc.(a)	3,531	106,566
Eagle Materials Inc.	80,530	2,088,143
Lennox International Inc.	87,210	3,625,320
Martin Marietta Materials Inc.(b)	83,891	7,114,796
Masco Corp.	200,229	2,154,464
Owens Corning(a)	117,061	3,501,294
USG Corp.(a)	50,177	606,138

		19,196,721
CHEMICALS—3.55%
Airgas Inc.	154,184	9,590,245
Albemarle Corp.	168,738	6,700,586
Ashland Inc.	12,685	588,838
Celanese Corp. Series A	290,293	7,231,198
CF Industries Holdings Inc.	94,963	6,025,402
Eastman Chemical Co.	27,491	1,466,920
Ecolab Inc.	431,924	19,397,707
FMC Corp.	92,204	5,295,276
International Flavors & Fragrances Inc.	146,818	6,228,019
Lubrizol Corp.	126,013	10,120,104
PPG Industries Inc.	50,256	3,035,965
RPM International Inc.	120,655	2,152,485
Sherwin-Williams Co. (The)	105,384	7,291,519
Sigma-Aldrich Corp.	207,490	10,339,227
Valspar Corp. (The)	18,150	546,678

		96,010,169
COAL—0.61%
Alpha Natural Resources Inc.(a)	30,162	1,021,587
Arch Coal Inc.	211,898	4,197,699
CONSOL Energy Inc.	191,988	6,481,515
Walter Energy Inc.	78,219	4,759,626

		16,460,427
COMMERCIAL SERVICES—5.23%
Aaron’s Inc.	75,798	1,293,872
Alliance Data Systems Corp.(a)(b)	98,886	5,885,695
Apollo Group Inc. Class A(a)	239,175	10,157,762

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Growth Index Fund

June 30, 2010

Career Education Corp.(a)(b)	120,288	2,769,030
Corrections Corp. of America(a)	36,220	691,078
DeVry Inc.	117,571	6,171,302
Education Management Corp.(a)(b)	43,353	661,133
Emergency Medical Services Corp. Class A(a)	54,686	2,681,255
FTI Consulting Inc.(a)	70,423	3,069,739
Gartner Inc.(a)	134,705	3,131,891
Genpact Ltd.(a)	121,077	1,880,326
H&R Block Inc.	252,422	3,960,501
Hertz Global Holdings Inc.(a)	304,421	2,879,823
Hewitt Associates Inc. Class A(a)	171,779	5,919,504
Hillenbrand Inc.	114,587	2,451,016
Interactive Data Corp.	63,175	2,108,781
Iron Mountain Inc.	337,419	7,578,431
ITT Educational Services Inc.(a)(b)	64,032	5,315,937
KAR Auction Services Inc.(a)	8,630	106,753
Lender Processing Services Inc.	175,801	5,504,329
Monster Worldwide Inc.(a)	116,812	1,360,860
Moody’s Corp.(b)	379,005	7,549,780
Morningstar Inc.(a)	40,548	1,724,101
Pharmaceutical Product Development Inc.	195,637	4,971,136
R.R. Donnelley & Sons Co.	21,037	344,376
Robert Half International Inc.	278,039	6,547,818
SAIC Inc.(a)	571,419	9,565,554
Strayer Education Inc.(b)	25,793	5,362,107
Towers Watson & Co. Class A	11,725	455,516
Verisk Analytics Inc. Class A(a)	190,667	5,700,943
VistaPrint NV(a)	80,650	3,830,068
Weight Watchers International Inc.	60,979	1,566,550
Western Union Co.	1,242,340	18,523,289

		141,720,256
COMPUTERS—3.26%
Cadence Design Systems Inc.(a)	497,907	2,882,882
Diebold Inc.	26,726	728,283
DST Systems Inc.	65,253	2,358,243
FactSet Research Systems Inc.(b)	86,094	5,767,437
IHS Inc. Class A(a)	89,829	5,247,810
MICROS Systems Inc.(a)	148,939	4,746,686
NCR Corp.(a)	297,247	3,602,634
NetApp Inc.(a)	637,104	23,770,350
SanDisk Corp.(a)	425,082	17,883,200
Seagate Technology(a)	651,920	8,501,037
Synopsys Inc.(a)	17,828	372,070
Teradata Corp.(a)	308,313	9,397,380
Western Digital Corp.(a)	97,510	2,940,902

		88,198,914
COSMETICS & PERSONAL CARE—1.23%
Alberto-Culver Co.	35,823	970,445
Avon Products Inc.	792,835	21,010,128
Estee Lauder Companies Inc. (The) Class A	204,176	11,378,728

		33,359,301
DISTRIBUTION & WHOLESALE—1.10%
Fastenal Co.(b)	245,128	12,302,974
Ingram Micro Inc. Class A(a)	16,980	257,926
LKQ Corp.(a)	263,923	5,088,436
W.W. Grainger Inc.	114,599	11,396,871
WESCO International Inc.(a)	25,827	869,595

		29,915,802

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Growth Index Fund

June 30, 2010

DIVERSIFIED FINANCIAL SERVICES—2.98%
Affiliated Managers Group Inc.(a)	82,607	5,020,027
Ameriprise Financial Inc.	95,410	3,447,163
Eaton Vance Corp.	217,730	6,011,525
Federated Investors Inc. Class B	112,744	2,334,928
GLG Partners Inc.(a)(b)	222,446	974,314
Greenhill & Co. Inc.	54,282	3,318,259
Interactive Brokers Group Inc. Class A(a)	18,767	311,532
IntercontinentalExchange Inc.(a)	136,882	15,471,773
Invesco Ltd.	243,814	4,103,390
Janus Capital Group Inc.	32,411	287,810
Lazard Ltd. Class A(b)	169,678	4,532,099
NASDAQ OMX Group Inc. (The)(a)	25,304	449,905
NYSE Euronext Inc.	104,765	2,894,657
T. Rowe Price Group Inc.	479,746	21,295,925
TD AMERITRADE Holding Corp.(a)	432,184	6,612,415
Waddell & Reed Financial Inc. Class A	160,420	3,509,990

		80,575,712
ELECTRIC—0.32%
Calpine Corp.(a)	301,372	3,833,452
ITC Holdings Corp.	81,778	4,326,874
Ormat Technologies Inc.(b)	19,040	538,641

		8,698,967
ELECTRICAL COMPONENTS & EQUIPMENT—0.42%
AMETEK Inc.	197,039	7,911,116
General Cable Corp.(a)	34,077	908,152
Hubbell Inc. Class B	44,327	1,759,338
SunPower Corp. Class A(a)(b)	71,527	865,477

		11,444,083
ELECTRONICS—3.28%
Agilent Technologies Inc.(a)	644,347	18,318,785
Amphenol Corp. Class A	321,326	12,621,685
Arrow Electronics Inc.(a)	25,289	565,209
AVX Corp.	7,809	100,111
Dolby Laboratories Inc. Class A(a)	99,235	6,221,042
FLIR Systems Inc.(a)	283,185	8,237,852
Garmin Ltd.(b)	13,114	382,667
Gentex Corp.	257,205	4,624,546
Itron Inc.(a)	69,178	4,276,584
Jabil Circuit Inc.	234,575	3,119,848
Mettler-Toledo International Inc.(a)	62,351	6,960,242
National Instruments Corp.	106,681	3,390,322
PerkinElmer Inc.	98,576	2,037,566
Thomas & Betts Corp.(a)	17,369	602,704
Trimble Navigation Ltd.(a)	224,703	6,291,684
Waters Corp.(a)	172,105	11,135,194

		88,886,041
ENERGY — ALTERNATE SOURCES—0.44%
Covanta Holding Corp.(a)	13,188	218,789
First Solar Inc.(a)	102,430	11,659,607

		11,878,396
ENGINEERING & CONSTRUCTION—0.72%
AECOM Technology Corp.(a)	58,413	1,347,004

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Growth Index Fund

June 30, 2010

Chicago Bridge & Iron Co. NV(a)	75,080	1,412,255
Fluor Corp.	20,156	856,630
Jacobs Engineering Group Inc.(a)	140,016	5,102,183
KBR Inc.	16,679	339,251
McDermott International Inc.(a)	338,315	7,327,903
Shaw Group Inc. (The)(a)	90,233	3,087,773

		19,472,999
ENTERTAINMENT—0.65%
Bally Technologies Inc.(a)	101,790	3,296,978
DreamWorks Animation SKG Inc. Class A(a)	136,694	3,902,614
International Game Technology	550,611	8,644,593
International Speedway Corp. Class A	18,823	484,880
Madison Square Garden Inc. Class A(a)	35,320	694,744
Regal Entertainment Group Class A	35,397	461,577

		17,485,386
ENVIRONMENTAL CONTROL—0.90%
Nalco Holding Co.	240,283	4,916,190
Republic Services Inc.	180,154	5,355,978
Stericycle Inc.(a)	156,734	10,278,616
Waste Connections Inc.(a)	113,227	3,950,490

		24,501,274
FOOD—2.04%
Campbell Soup Co.	204,286	7,319,567
ConAgra Foods Inc.	82,730	1,929,263
Flowers Foods Inc.	53,182	1,299,236
H.J. Heinz Co.	240,110	10,377,554
Hershey Co. (The)	166,447	7,977,805
McCormick & Co. Inc. NVS	122,631	4,655,073
Sara Lee Corp.	871,187	12,283,737
Whole Foods Market Inc.(a)	258,431	9,308,685

		55,150,920
FOREST PRODUCTS & PAPER—0.79%
International Paper Co.	627,705	14,204,964
Plum Creek Timber Co. Inc.(b)	127,757	4,411,449
Rayonier Inc.	44,354	1,952,463
Temple-Inland Inc.	36,252	749,329

		21,318,205
HAND & MACHINE TOOLS—0.38%
Kennametal Inc.	112,620	2,863,927
Lincoln Electric Holdings Inc.	78,536	4,004,551
Regal Beloit Corp.	59,461	3,316,734

		10,185,212
HEALTH CARE - PRODUCTS—4.34%
C.R. Bard Inc.	176,059	13,649,854
CareFusion Corp.(a)	72,357	1,642,504
Cooper Companies Inc. (The)	15,744	626,454
DENTSPLY International Inc.	271,130	8,109,498
Edwards Lifesciences Corp.(a)	209,835	11,754,957
Gen-Probe Inc.(a)	91,945	4,176,142
Henry Schein Inc.(a)	168,745	9,264,100
Hill-Rom Holdings Inc.	98,011	2,982,475
IDEXX Laboratories Inc.(a)	106,854	6,507,408

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Growth Index Fund

June 30, 2010

Intuitive Surgical Inc.(a)	72,401	22,851,204
Inverness Medical Innovations Inc.(a)	45,911	1,223,987
Kinetic Concepts Inc.(a)	10,531	384,487
Patterson Companies Inc.	189,006	5,392,341
ResMed Inc.(a)	140,465	8,541,677
TECHNE Corp.	69,202	3,975,655
Thoratec Corp.(a)	105,752	4,518,783
Varian Medical Systems Inc.(a)	228,753	11,959,207

		117,560,733
HEALTH CARE - SERVICES—2.45%
Brookdale Senior Living Inc.(a)	20,917	313,755
Community Health Systems Inc.(a)	121,247	4,099,361
Covance Inc.(a)	119,877	6,152,088
DaVita Inc.(a)	192,386	12,012,582
Health Management Associates Inc. Class A(a)	462,217	3,591,426
Laboratory Corp. of America Holdings(a)	193,192	14,557,017
Lincare Holdings Inc.(a)(b)	183,428	5,963,244
MEDNAX Inc.(a)	81,945	4,556,962
Quest Diagnostics Inc.	238,907	11,890,401
Tenet Healthcare Corp.(a)	643,951	2,794,747
Universal Health Services Inc. Class B	11,481	438,000

		66,369,583
HOME BUILDERS—0.33%
NVR Inc.(a)	11,388	7,459,482
Thor Industries Inc.	61,459	1,459,651

		8,919,133
HOME FURNISHINGS—0.41%
Harman International Industries Inc.(a)	61,634	1,842,240
Tempur-Pedic International Inc.(a)	133,511	4,105,463
Whirlpool Corp.	59,329	5,210,273

		11,157,976
HOUSEHOLD PRODUCTS & WARES—1.37%
Avery Dennison Corp.	12,060	387,488
Church & Dwight Co. Inc.	131,312	8,234,575
Clorox Co. (The)	245,187	15,240,824
Fortune Brands Inc.	33,803	1,324,402
Fossil Inc.(a)	96,996	3,365,761
Scotts Miracle-Gro Co. (The) Class A	84,693	3,761,216
Tupperware Brands Corp.	116,531	4,643,760

		36,958,026
HOUSEWARES—0.11%
Toro Co. (The)	61,918	3,041,412

		3,041,412
INSURANCE—1.21%
Arch Capital Group Ltd.(a)	5,453	406,249
Arthur J. Gallagher & Co.	48,726	1,187,940
Axis Capital Holdings Ltd.	67,027	1,992,042
Brown & Brown Inc.	112,257	2,148,599
Endurance Specialty Holdings Ltd.	9,516	357,136
Erie Indemnity Co. Class A	37,851	1,722,221
Genworth Financial Inc. Class A(a)	168,349	2,200,321
Hartford Financial Services Group Inc. (The)	68,485	1,515,573

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Growth Index Fund

June 30, 2010

Marsh & McLennan Companies Inc.	922,404	20,800,210
Validus Holdings Ltd.	17,055	416,483

		32,746,774
INTERNET—2.97%
Akamai Technologies Inc.(a)	318,649	12,927,590
Equinix Inc.(a)	83,571	6,787,637
Expedia Inc.	156,991	2,948,291
F5 Networks Inc.(a)	148,061	10,152,543
IAC/InterActiveCorp(a)	66,388	1,458,544
McAfee Inc.(a)	289,001	8,878,111
Netflix Inc.(a)(b)	73,967	8,036,514
Priceline.com Inc.(a)	87,820	15,503,743
VeriSign Inc.(a)	338,029	8,974,670
WebMD Health Corp.(a)	99,323	4,611,567

		80,279,210
IRON & STEEL—0.96%
AK Steel Holding Corp.	29,401	350,460
Allegheny Technologies Inc.	182,004	8,042,757
Carpenter Technology Corp.	80,999	2,659,197
Cliffs Natural Resources Inc.	250,255	11,802,026
Gerdau Ameristeel Corp.(a)	30,071	327,774
Reliance Steel & Aluminum Co.	15,213	549,950
Schnitzer Steel Industries Inc. Class A	8,558	335,473
United States Steel Corp.	49,568	1,910,846

		25,978,483
LEISURE TIME—0.59%
Harley-Davidson Inc.	434,955	9,669,049
Royal Caribbean Cruises Ltd.(a)	94,340	2,148,122
WMS Industries Inc.(a)(b)	106,908	4,196,139

		16,013,310
LODGING—1.52%
Choice Hotels International Inc.	4,091	123,589
Marriott International Inc. Class A	501,505	15,015,060
MGM MIRAGE(a)	82,725	797,469
Starwood Hotels & Resorts Worldwide Inc.	350,199	14,508,744
Wynn Resorts Ltd.	139,429	10,634,250

		41,079,112
MACHINERY—2.81%
Bucyrus International Inc.	138,786	6,585,396
CNH Global NV(a)	7,654	173,363
Cummins Inc.	370,798	24,150,074
Flowserve Corp.	88,293	7,487,246
Gardner Denver Inc.	91,345	4,073,074
Graco Inc.	111,679	3,148,231
IDEX Corp.	123,688	3,533,766
Joy Global Inc.	190,161	9,525,165
Manitowoc Co. Inc. (The)	241,607	2,208,288
Rockwell Automation Inc.	263,489	12,934,675
Wabtec Corp.	14,188	565,959
Zebra Technologies Corp. Class A(a)	61,611	1,563,071

		75,948,308

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Growth Index Fund

June 30, 2010

MANUFACTURING—2.54%
Carlisle Companies Inc.	8,360	302,047
Cooper Industries PLC	309,579	13,621,476
Donaldson Co. Inc.	142,924	6,095,708
Dover Corp.	218,625	9,136,339
Eaton Corp.	80,729	5,282,906
Harsco Corp.	11,738	275,843
Leggett & Platt Inc.	162,531	3,260,372
Pall Corp.	216,619	7,445,195
Parker Hannifin Corp.	84,073	4,662,688
Pentair Inc.	94,507	3,043,125
Roper Industries Inc.	173,584	9,713,761
SPX Corp.	17,683	933,839
Teleflex Inc.	11,768	638,767
Textron Inc.	259,679	4,406,753

		68,818,819
MEDIA—1.64%
CBS Corp. Class B NVS	148,776	1,923,674
Discovery Communications Inc. Series A(a)	384,048	13,714,354
John Wiley & Sons Inc. Class A	77,282	2,988,495
McGraw-Hill Companies Inc. (The)	410,090	11,539,932
Meredith Corp.	27,943	869,865
Scripps Networks Interactive Inc. Class A	165,367	6,670,905
Sirius XM Radio Inc.(a)	7,175,135	6,812,791

		44,520,016
METAL FABRICATE & HARDWARE—0.22%
Timken Co. (The)	117,420	3,051,746
Valmont Industries Inc.	40,833	2,966,926

		6,018,672
MINING—0.28%
Compass Minerals International Inc.	60,363	4,242,312
Royal Gold Inc.	14,020	672,960
Titanium Metals Corp.(a)	157,443	2,769,422

		7,684,694
OFFICE & BUSINESS EQUIPMENT—0.22%
Pitney Bowes Inc.	273,889	6,014,602

		6,014,602
OIL & GAS—3.39%
Atlas Energy Inc.(a)	105,482	2,855,398
Atwood Oceanics Inc.(a)	21,537	549,624
Cimarex Energy Co.	154,974	11,093,039
Concho Resources Inc.(a)	169,105	9,356,580
Continental Resources Inc.(a)	51,354	2,291,415
Diamond Offshore Drilling Inc.	41,553	2,584,181
EQT Corp.	256,705	9,277,319
EXCO Resources Inc.	270,724	3,955,278
Forest Oil Corp.(a)	133,302	3,647,143
Holly Corp.	56,260	1,495,391
Mariner Energy Inc.(a)	14,378	308,839
Murphy Oil Corp.	41,556	2,059,100
Nabors Industries Ltd.(a)	209,847	3,697,504
Petrohawk Energy Corp.(a)	397,500	6,745,575
Pride International Inc.(a)	129,255	2,887,557

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Growth Index Fund

June 30, 2010

Quicksilver Resources Inc.(a)	14,720	161,920
Range Resources Corp.	294,567	11,826,865
Rowan Companies Inc.(a)	27,278	598,479
SandRidge Energy Inc.(a)	39,278	228,991
SM Energy Co.	78,697	3,160,471
Ultra Petroleum Corp.(a)	281,222	12,444,073
Whiting Petroleum Corp.(a)	6,552	513,808

		91,738,550
OIL & GAS SERVICES—1.43%
Cameron International Corp.(a)	258,298	8,399,851
Core Laboratories NV	41,213	6,083,451
Dresser-Rand Group Inc.(a)	138,268	4,362,355
Exterran Holdings Inc.(a)	12,569	324,406
FMC Technologies Inc.(a)	225,144	11,856,083
Oil States International Inc.(a)	5,543	219,392
Superior Energy Services Inc.(a)	9,818	183,302
Weatherford International Ltd.(a)	550,908	7,238,931

		38,667,771
PACKAGING & CONTAINERS—0.67%
Ball Corp.	36,123	1,908,378
Crown Holdings Inc.(a)	299,056	7,488,362
Owens-Illinois Inc.(a)	94,782	2,506,984
Pactiv Corp.(a)	220,286	6,134,965

		18,038,689
PHARMACEUTICALS—3.62%
AmerisourceBergen Corp.	522,134	16,577,754
Amylin Pharmaceuticals Inc.(a)(b)	264,857	4,979,312
BioMarin Pharmaceutical Inc.(a)	187,435	3,553,768
Dendreon Corp.(a)	250,165	8,087,834
Herbalife Ltd.	111,176	5,119,655
Hospira Inc.(a)	306,591	17,613,653
Mead Johnson Nutrition Co. Class A	52,092	2,610,851
Mylan Inc.(a)(b)	480,273	8,183,852
Omnicare Inc.	22,367	530,098
Perrigo Co.	149,595	8,836,577
SXC Health Solutions Corp.(a)	56,460	4,135,695
United Therapeutics Corp.(a)	91,899	4,485,590
Valeant Pharmaceuticals International(a)(b)	105,549	5,519,157
VCA Antech Inc.(a)	158,627	3,927,604
Warner Chilcott PLC Class A(a)	166,002	3,793,146

		97,954,546
PIPELINES—0.10%
El Paso Corp.	240,680	2,673,955

		2,673,955
REAL ESTATE—0.58%
CB Richard Ellis Group Inc. Class A(a)	526,443	7,164,889
Jones Lang LaSalle Inc.	77,566	5,091,432
St. Joe Co. (The)(a)(b)	154,565	3,579,726

		15,836,047
REAL ESTATE INVESTMENT TRUSTS—1.12%
AMB Property Corp.	28,437	674,241
Apartment Investment and Management Co. Class A	105,939	2,052,039

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Growth Index Fund

June 30, 2010

Digital Realty Trust Inc.(b)	137,056	7,905,390
Equity Residential	33,209	1,382,823
Essex Property Trust Inc.	21,539	2,100,914
Federal Realty Investment Trust	67,687	4,756,366
General Growth Properties Inc.	373,124	4,947,624
ProLogis	53,511	542,066
UDR Inc.	19,162	366,569
Ventas Inc.	78,653	3,692,758
Vornado Realty Trust	26,728	1,949,808

		30,370,598
RETAIL—7.88%
Abercrombie & Fitch Co. Class A	124,248	3,813,171
Advance Auto Parts Inc.	162,760	8,167,297
Aeropostale Inc.(a)	173,348	4,964,687
American Eagle Outfitters Inc.	96,797	1,137,365
AutoNation Inc.(a)(b)	45,065	878,768
AutoZone Inc.(a)	51,534	9,957,399
Bed Bath & Beyond Inc.(a)	487,255	18,067,415
Big Lots Inc.(a)	149,597	4,800,568
BJ’s Wholesale Club Inc.(a)	8,642	319,840
Brinker International Inc.	166,209	2,403,382
Burger King Holdings Inc.	170,455	2,870,462
CarMax Inc.(a)	413,065	8,219,994
Chico’s FAS Inc.	329,397	3,254,442
Chipotle Mexican Grill Inc.(a)	58,285	7,973,971
Copart Inc.(a)	133,261	4,772,076
Darden Restaurants Inc.	259,760	10,091,676
Dick’s Sporting Goods Inc.(a)	165,035	4,107,721
Dollar General Corp.(a)(b)	128,805	3,548,578
Dollar Tree Inc.(a)	241,192	10,040,823
Family Dollar Stores Inc.	250,175	9,429,096
J. Crew Group Inc.(a)	101,686	3,743,062
J.C. Penney Co. Inc.	141,516	3,039,764
Limited Brands Inc.	493,553	10,892,715
Macy’s Inc.	76,644	1,371,928
MSC Industrial Direct Co. Inc. Class A	80,528	4,079,548
Nordstrom Inc.	309,672	9,968,342
O’Reilly Automotive Inc.(a)	255,741	12,163,042
Office Depot Inc.(a)	54,498	220,172
Panera Bread Co. Class A(a)	56,446	4,249,819
PetSmart Inc.	219,308	6,616,522
Ross Stores Inc.	226,580	12,074,448
Tiffany & Co.	233,442	8,849,786
Tractor Supply Co.	67,021	4,086,270
Urban Outfitters Inc.(a)(b)	225,952	7,770,489
Wendy’s/Arby’s Group Inc. Class A	237,045	948,180
Williams-Sonoma Inc.	177,585	4,407,660

		213,300,478
SAVINGS & LOANS—0.04%
Capitol Federal Financial	2,966	98,352
Hudson City Bancorp Inc.	74,495	911,819

		1,010,171
SEMICONDUCTORS—6.71%
Advanced Micro Devices Inc.(a)	427,199	3,127,097
Altera Corp.	557,433	13,829,913
Analog Devices Inc.	550,699	15,342,474
Atmel Corp.(a)	760,203	3,648,974
Avago Technologies Ltd.(a)	195,751	4,122,516

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Growth Index Fund

June 30, 2010

Cree Inc.(a)	198,607	11,922,378
Cypress Semiconductor Corp.(a)	302,080	3,032,883
Intersil Corp. Class A	79,354	960,977
KLA-Tencor Corp.	16,885	470,754
Lam Research Corp.(a)	234,375	8,920,313
Linear Technology Corp.	415,028	11,541,929
Marvell Technology Group Ltd.(a)	1,000,576	15,769,078
Maxim Integrated Products Inc.	558,495	9,343,621
MEMC Electronic Materials Inc.(a)(b)	176,719	1,745,984
Microchip Technology Inc.(b)	340,318	9,440,421
National Semiconductor Corp.	401,229	5,400,542
Novellus Systems Inc.(a)	157,120	3,984,563
NVIDIA Corp.(a)	1,057,187	10,793,879
ON Semiconductor Corp.(a)	792,922	5,058,842
PMC-Sierra Inc.(a)	20,916	157,288
QLogic Corp.(a)	207,080	3,441,670
Rambus Inc.(a)(b)	194,879	3,414,280
Rovi Corp.(a)	188,427	7,143,268
Silicon Laboratories Inc.(a)	84,811	3,439,934
Skyworks Solutions Inc.(a)	326,271	5,478,090
Teradyne Inc.(a)	332,230	3,239,243
Varian Semiconductor Equipment Associates Inc.(a)	137,813	3,949,721
Xilinx Inc.	512,198	12,938,121

		181,658,753
SOFTWARE—7.37%
Allscripts-Misys Healthcare Solutions Inc.(a)	119,544	1,924,658
ANSYS Inc.(a)	167,112	6,779,734
Autodesk Inc.(a)	423,563	10,317,995
BMC Software Inc.(a)	336,110	11,639,489
Broadridge Financial Solutions Inc.	228,832	4,359,250
CA Inc.	585,098	10,765,803
Cerner Corp.(a)(b)	127,159	9,650,097
Citrix Systems Inc.(a)	343,265	14,496,081
Compuware Corp.(a)	233,677	1,864,743
Dun & Bradstreet Corp. (The)	93,394	6,268,605
Electronic Arts Inc.(a)	574,087	8,266,853
Emdeon Inc. Class A(a)	47,294	592,594
Fiserv Inc.(a)	188,562	8,609,741
Global Payments Inc.	150,928	5,514,909
Informatica Corp.(a)	169,372	4,044,603
Intuit Inc.(a)	519,179	18,051,854
MSCI Inc. Class A(a)	203,296	5,570,310
Nuance Communications Inc.(a)	419,918	6,277,774
Paychex Inc.	597,443	15,515,595
Red Hat Inc.(a)	349,351	10,110,218
Salesforce.com Inc.(a)(b)	211,712	18,169,124
SEI Investments Co.	276,125	5,621,905
Solera Holdings Inc.	129,116	4,673,999
Sybase Inc.(a)	160,849	10,400,496

		199,486,430
TELECOMMUNICATIONS—2.96%
Amdocs Ltd.(a)	106,452	2,858,236
Atheros Communications Inc.(a)	128,916	3,550,347
Ciena Corp.(a)(b)	170,342	2,159,936
Clearwire Corp. Class A(a)	212,752	1,548,835
Crown Castle International Corp.(a)	536,846	20,002,882
Frontier Communications Corp.(b)	224,428	1,595,683
Harris Corp.	239,863	9,990,294
JDS Uniphase Corp.(a)	398,023	3,916,546
Level 3 Communications Inc.(a)	1,172,030	1,277,513

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Growth Index Fund

June 30, 2010

MetroPCS Communications Inc.(a)	223,950	1,834,150
NeuStar Inc. Class A(a)	139,664	2,879,872
NII Holdings Inc.(a)	244,083	7,937,579
Polycom Inc.(a)	157,197	4,682,899
SBA Communications Corp. Class A(a)	216,812	7,373,776
tw telecom inc.(a)	280,027	4,670,850
Windstream Corp.	372,198	3,930,411

		80,209,809
TEXTILES—0.02%
Mohawk Industries Inc.(a)	12,188	557,723

		557,723
TOYS, GAMES & HOBBIES—0.67%
Hasbro Inc.	241,019	9,905,881
Mattel Inc.	391,888	8,292,350

		18,198,231
TRANSPORTATION—1.87%
C.H. Robinson Worldwide Inc.	307,057	17,090,793
Con-way Inc.	8,418	252,708
Expeditors International of Washington Inc.	394,121	13,601,116
Frontline Ltd.	78,084	2,228,517
J.B. Hunt Transport Services Inc.	168,250	5,496,727
Kansas City Southern Industries Inc.(a)	111,322	4,046,555
Kirby Corp.(a)(b)	6,843	261,745
Landstar System Inc.	93,107	3,630,242
Ryder System Inc.	51,557	2,074,138
UTi Worldwide Inc.	158,478	1,961,958

		50,644,499
TRUCKING & LEASING—0.02%
GATX Corp.	24,241	646,750

		646,750

TOTAL COMMON STOCKS (Cost: $2,841,322,686)		2,704,048,671

SHORT-TERM INVESTMENTS—5.44%

MONEY MARKET FUNDS—5.44%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	117,113,488	117,113,488
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(d)(e)	28,150,979	28,150,979

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Growth Index Fund

June 30, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	2,135,540	2,135,540

		147,400,007

TOTAL SHORT-TERM INVESTMENTS (Cost: $147,400,007)		147,400,007

TOTAL INVESTMENTS IN SECURITIES—105.31% (Cost: $2,988,722,693)		2,851,448,678
Other Assets, Less Liabilities—(5.31)%		(143,843,193)

NET ASSETS—100.00%		$2,707,605,485

NVS—Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® Russell Midcap Value Index Fund

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.80%

ADVERTISING—0.09%
Clear Channel Outdoor Holdings Inc. Class A(a)	61,301	$532,093
Lamar Advertising Co. Class A(a)	67,635	1,658,410

		2,190,503
AEROSPACE & DEFENSE—1.34%
Alliant Techsystems Inc.(a)	3,381	209,825
BE Aerospace Inc.(a)	143,456	3,648,086
Goodrich Corp.	133,517	8,845,501
L-3 Communications Holdings Inc.	171,705	12,163,582
Rockwell Collins Inc.	110,885	5,891,320
Spirit AeroSystems Holdings Inc. Class A(a)	132,488	2,525,222

		33,283,536
AGRICULTURE—1.08%
Bunge Ltd.(b)	214,004	10,526,857
Lorillard Inc.	226,531	16,305,701

		26,832,558
AIRLINES—0.60%
AMR Corp.(a)	331,123	2,245,014
Copa Holdings SA Class A	16,108	712,296
Southwest Airlines Co.	956,793	10,629,970
UAL Corp.(a)	61,821	1,271,040

		14,858,320
APPAREL—0.37%
VF Corp.	130,634	9,298,528

		9,298,528
AUTO PARTS & EQUIPMENT—0.36%
Autoliv Inc.(a)	83,551	3,997,915
BorgWarner Inc.(a)	13,631	508,981
Federal-Mogul Corp. Class A(a)	21,392	278,524
Lear Corp.(a)	48,188	3,190,046
TRW Automotive Holdings Corp.(a)(b)	37,879	1,044,324

		9,019,790
BANKS—5.53%
Associated Banc-Corp	256,514	3,144,862
BancorpSouth Inc.	124,037	2,217,782
Bank of Hawaii Corp.	48,449	2,342,509
BOK Financial Corp.	37,050	1,758,763
CapitalSource Inc.	474,139	2,256,902
City National Corp.	67,409	3,453,363
Comerica Inc.	261,897	9,645,666
Commerce Bancshares Inc.	108,182	3,893,470
Cullen/Frost Bankers Inc.	77,714	3,994,500
East West Bancorp Inc.	220,880	3,368,420
Fifth Third Bancorp	1,179,013	14,490,070
First Citizens BancShares Inc. Class A	8,063	1,550,757
First Horizon National Corp.(a)	337,741	3,867,134

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Value Index Fund

June 30, 2010

Fulton Financial Corp.	294,442	2,841,365
Huntington Bancshares Inc.	1,060,990	5,877,885
KeyCorp	1,300,558	10,001,291
M&T Bank Corp.(b)	108,858	9,247,487
Marshall & Ilsley Corp.	780,746	5,605,756
Popular Inc.(a)	949,406	2,544,408
Regions Financial Corp.	1,770,839	11,652,121
SunTrust Banks Inc.	741,049	17,266,442
Synovus Financial Corp.	1,169,794	2,971,277
TCF Financial Corp.(b)	210,805	3,501,471
Valley National Bancorp(b)	238,769	3,252,034
Wilmington Trust Corp.	135,891	1,507,031
Zions Bancorporation(b)	236,922	5,110,407

		137,363,173
BEVERAGES—1.19%
Brown-Forman Corp. Class B NVS	38,656	2,212,283
Coca-Cola Enterprises Inc.	183,693	4,750,301
Constellation Brands Inc. Class A(a)	271,902	4,247,109
Dr Pepper Snapple Group Inc.	252,285	9,432,936
Hansen Natural Corp.(a)	14,716	575,543
Molson Coors Brewing Co. Class B NVS	195,555	8,283,710

		29,501,882
BIOTECHNOLOGY—0.37%
Abraxis BioScience Inc.(a)	6,279	465,902
Bio-Rad Laboratories Inc. Class A(a)	28,638	2,476,901
Charles River Laboratories International Inc.(a)	74,168	2,537,287
Life Technologies Corp.(a)	79,510	3,756,847

		9,236,937
BUILDING MATERIALS—0.31%
Armstrong World Industries Inc.(a)	26,783	808,311
Masco Corp.	374,049	4,024,767
Owens Corning(a)	75,340	2,253,420
USG Corp.(a)	60,101	726,020

		7,812,518
CHEMICALS—1.80%
Ashland Inc.	105,911	4,916,389
Cabot Corp.	97,084	2,340,695
CF Industries Holdings Inc.	29,103	1,846,585
Cytec Industries Inc.	72,421	2,896,116
Eastman Chemical Co.	85,005	4,535,867
FMC Corp.	33,722	1,936,654
Huntsman Corp.	277,236	2,403,636
Intrepid Potash Inc.(a)(b)	65,275	1,277,432
PPG Industries Inc.	206,289	12,461,919
RPM International Inc.	95,060	1,695,870
Sherwin-Williams Co. (The)	52,668	3,644,099
Sigma-Aldrich Corp.	13,559	675,645
Valspar Corp. (The)	132,276	3,984,153

		44,615,060
COAL—1.35%
Alpha Natural Resources Inc.(a)	156,039	5,285,041
Arch Coal Inc.	70,929	1,405,103
CONSOL Energy Inc.	181,398	6,123,996
Massey Energy Co.	153,276	4,192,099

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Value Index Fund

June 30, 2010

Peabody Energy Corp.	398,358	15,587,749
Walter Energy Inc.	16,791	1,021,732

		33,615,720
COMMERCIAL SERVICES—1.68%
Aaron’s Inc.	46,644	796,213
Convergys Corp.(a)	145,638	1,428,709
CoreLogic Inc.	154,244	2,723,949
Corrections Corp. of America(a)	139,279	2,657,443
Education Management Corp.(a)(b)	26,878	409,890
Equifax Inc.	188,340	5,284,820
FTI Consulting Inc.(a)	13,091	570,637
H&R Block Inc.	287,864	4,516,586
Hertz Global Holdings Inc.(a)(b)	43,024	407,007
Interactive Data Corp.	4,451	148,574
KAR Auction Services Inc.(a)	33,939	419,825
Manpower Inc.	121,038	5,226,421
Monster Worldwide Inc.(a)	92,907	1,082,367
Quanta Services Inc.(a)	311,285	6,428,035
R.R. Donnelley & Sons Co.	290,769	4,759,889
Service Corp. International	378,125	2,798,125
Towers Watson & Co. Class A	53,234	2,068,141

		41,726,631
COMPUTERS—1.39%
Brocade Communications Systems Inc.(a)	662,857	3,420,342
Computer Sciences Corp.	228,995	10,362,024
Diebold Inc.	76,021	2,071,572
Lexmark International Inc. Class A(a)(b)	116,364	3,843,503
Seagate Technology(a)	199,283	2,598,650
Synopsys Inc.(a)	209,273	4,367,528
Western Digital Corp.(a)	262,208	7,908,193

		34,571,812
COSMETICS & PERSONAL CARE—0.11%
Alberto-Culver Co.	97,790	2,649,131

		2,649,131
DISTRIBUTION & WHOLESALE—0.77%
Central European Distribution Corp.(a)	103,843	2,220,163
Genuine Parts Co.	234,930	9,267,989
Ingram Micro Inc. Class A(a)	230,996	3,508,829
Tech Data Corp.(a)	76,219	2,714,921
WESCO International Inc.(a)	42,026	1,415,015

		19,126,917
DIVERSIFIED FINANCIAL SERVICES—3.32%
AmeriCredit Corp.(a)(b)	94,895	1,728,987
Ameriprise Financial Inc.	304,360	10,996,527
CIT Group Inc.(a)	296,582	10,042,267
Discover Financial Services	804,409	11,245,638
E*TRADE Financial Corp.(a)	327,900	3,875,778
Federated Investors Inc. Class B	41,344	856,234
GLG Partners Inc.(a)	13,937	61,044
Interactive Brokers Group Inc. Class A(a)	38,696	642,354
Invesco Ltd.	450,028	7,573,971
Janus Capital Group Inc.	245,405	2,179,196
Jefferies Group Inc.(b)	173,830	3,664,336
Legg Mason Inc.	241,749	6,776,224

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Value Index Fund

June 30, 2010

NASDAQ OMX Group Inc. (The)(a)	182,304	3,241,365
NYSE Euronext Inc.	302,448	8,356,638
Raymond James Financial Inc.	147,111	3,632,171
SLM Corp.(a)	720,846	7,489,590

		82,362,320
ELECTRIC—9.99%
AES Corp. (The)(a)	993,172	9,176,909
Allegheny Energy Inc.	252,286	5,217,274
Alliant Energy Corp.	164,086	5,208,090
Ameren Corp.	352,598	8,381,254
Calpine Corp.(a)	278,710	3,545,191
CenterPoint Energy Inc.	585,445	7,704,456
CMS Energy Corp.	340,529	4,988,750
Consolidated Edison Inc.	418,036	18,017,352
Constellation Energy Group Inc.	274,024	8,837,274
DPL Inc.	177,245	4,236,156
DTE Energy Co.	249,101	11,361,497
Edison International	483,299	15,330,244
FirstEnergy Corp.	451,755	15,915,329
Great Plains Energy Inc.	200,994	3,420,918
Hawaiian Electric Industries Inc.	138,250	3,149,335
Integrys Energy Group Inc.	114,618	5,013,391
ITC Holdings Corp.	8,738	462,328
MDU Resources Group Inc.	278,649	5,024,041
Mirant Corp.(a)	216,014	2,281,108
Northeast Utilities	260,547	6,638,738
NRG Energy Inc.(a)	377,834	8,013,859
NSTAR	158,183	5,536,405
NV Energy Inc.	350,137	4,135,118
OGE Energy Corp.	143,961	5,263,214
Ormat Technologies Inc.	13,665	386,583
Pepco Holdings Inc.	330,591	5,183,667
Pinnacle West Capital Corp.	160,306	5,828,726
PPL Corp.	561,070	13,998,696
Progress Energy Inc.	425,873	16,702,739
RRI Energy Inc.(a)	525,254	1,990,713
SCANA Corp.(b)	167,155	5,977,463
TECO Energy Inc.	316,884	4,775,442
Westar Energy Inc.	164,048	3,545,077
Wisconsin Energy Corp.	173,734	8,815,263
Xcel Energy Inc.	682,004	14,056,102

		248,118,702
ELECTRICAL COMPONENTS & EQUIPMENT—0.54%
Energizer Holdings Inc.(a)	104,187	5,238,522
General Cable Corp.(a)(b)	49,535	1,320,108
Hubbell Inc. Class B	53,336	2,116,906
Molex Inc.	198,584	3,622,172
SunPower Corp. Class A(a)	86,717	1,049,276

		13,346,984
ELECTRONICS—0.88%
Arrow Electronics Inc.(a)	161,187	3,602,530
Avnet Inc.(a)	225,739	5,442,567
AVX Corp.	64,766	830,300
Garmin Ltd.(b)	156,993	4,581,056
Itron Inc.(a)	4,090	252,844
Jabil Circuit Inc.	78,824	1,048,359
PerkinElmer Inc.	95,469	1,973,344
Thomas & Betts Corp.(a)	64,089	2,223,888

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Value Index Fund

June 30, 2010

Vishay Intertechnology Inc.(a)	252,955	1,957,872

		21,912,760
ENERGY — ALTERNATE SOURCES—0.12%
Covanta Holding Corp.(a)	180,986	3,002,558

		3,002,558
ENGINEERING & CONSTRUCTION—1.21%
AECOM Technology Corp.(a)	103,233	2,380,553
Chicago Bridge & Iron Co. NV(a)	88,178	1,658,628
Fluor Corp.	249,058	10,584,965
Jacobs Engineering Group Inc.(a)	72,838	2,654,217
KBR Inc.	224,084	4,557,869
McDermott International Inc.(a)	71,152	1,541,152
Shaw Group Inc. (The)(a)	52,443	1,794,599
URS Corp.(a)	123,257	4,850,163

		30,022,146
ENTERTAINMENT—0.22%
International Speedway Corp. Class A	29,261	753,764
Madison Square Garden Inc. Class A(a)	61,060	1,201,050
Penn National Gaming Inc.(a)	101,012	2,333,377
Regal Entertainment Group Class A	90,579	1,181,150

		5,469,341
ENVIRONMENTAL CONTROL—0.44%
Republic Services Inc.	336,992	10,018,772
Waste Connections Inc.(a)	24,335	849,048

		10,867,820
FOOD—3.96%
Campbell Soup Co.	109,623	3,927,792
ConAgra Foods Inc.	594,429	13,862,084
Corn Products International Inc.	111,566	3,380,450
Dean Foods Co.(a)	266,943	2,688,116
Del Monte Foods Co.	294,255	4,234,329
Flowers Foods Inc.	69,813	1,705,532
H.J. Heinz Co.	276,509	11,950,719
Hershey Co. (The)	94,801	4,543,812
Hormel Foods Corp.	102,959	4,167,780
J.M. Smucker Co. (The)	176,225	10,612,270
McCormick & Co. Inc. NVS	98,997	3,757,926
Ralcorp Holdings Inc.(a)	81,327	4,456,720
Safeway Inc.	576,812	11,340,124
Sara Lee Corp.	281,261	3,965,780
Smithfield Foods Inc.(a)	203,968	3,039,123
SUPERVALU Inc.	314,668	3,411,001
Tyson Foods Inc. Class A	441,858	7,242,053

		98,285,611
FOREST PRODUCTS & PAPER—1.37%
Domtar Corp.	62,021	3,048,332
International Paper Co.	143,730	3,252,610
MeadWestvaco Corp.	252,976	5,616,067
Plum Creek Timber Co. Inc.(b)	138,809	4,793,075
Rayonier Inc.	84,078	3,701,114
Temple-Inland Inc.	130,117	2,689,518

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Value Index Fund

June 30, 2010

Weyerhaeuser Co.	314,039	11,054,173

		34,154,889
GAS—2.08%
AGL Resources Inc.	115,366	4,132,410
Atmos Energy Corp.	138,105	3,734,359
Energen Corp.	106,492	4,720,790
National Fuel Gas Co.	108,753	4,989,588
NiSource Inc.	410,335	5,949,857
Sempra Energy	367,039	17,173,755
Southern Union Co.	185,524	4,055,555
UGI Corp.	161,799	4,116,167
Vectren Corp.	120,103	2,841,637

		51,714,118
HAND & MACHINE TOOLS—0.68%
Kennametal Inc.	30,902	785,838
Regal Beloit Corp.	8,979	500,849
Snap-on Inc.	86,299	3,530,492
Stanley Black & Decker Inc.	238,180	12,032,853

		16,850,032
HEALTH CARE - PRODUCTS—1.51%
Beckman Coulter Inc.	104,196	6,281,977
Boston Scientific Corp.(a)	2,247,141	13,033,418
CareFusion Corp.(a)	210,398	4,776,035
Cooper Companies Inc. (The)(b)	54,622	2,173,409
Hill-Rom Holdings Inc.	14,736	448,417
Hologic Inc.(a)	385,365	5,368,134
Inverness Medical Innovations Inc.(a)	87,470	2,331,950
Kinetic Concepts Inc.(a)	85,138	3,108,388

		37,521,728
HEALTH CARE - SERVICES—1.29%
Brookdale Senior Living Inc.(a)	108,327	1,624,905
Community Health Systems Inc.(a)	43,415	1,467,861
Coventry Health Care Inc.(a)	218,606	3,864,954
Health Net Inc.(a)	147,335	3,590,554
Humana Inc.(a)	252,237	11,519,664
LifePoint Hospitals Inc.(a)	82,090	2,577,626
MEDNAX Inc.(a)	4,017	223,385
Quest Diagnostics Inc.	29,485	1,467,469
Tenet Healthcare Corp.(a)	201,662	875,213
Universal Health Services Inc. Class B	124,161	4,736,742

		31,948,373
HOLDING COMPANIES - DIVERSIFIED—0.23%
Leucadia National Corp.(a)	289,677	5,651,598

		5,651,598
HOME BUILDERS—0.71%
D.R. Horton Inc.	412,581	4,055,671
KB Home	112,747	1,240,217
Lennar Corp. Class A	236,146	3,284,791
M.D.C. Holdings Inc.	55,316	1,490,766
Pulte Homes Inc.(a)	502,099	4,157,380
Toll Brothers Inc.(a)	214,226	3,504,737

		17,733,562

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Value Index Fund

June 30, 2010

HOME FURNISHINGS—0.29%
Harman International Industries Inc.(a)	53,450	1,597,620
Whirlpool Corp.	63,502	5,576,746

		7,174,366
HOUSEHOLD PRODUCTS & WARES—0.69%
Avery Dennison Corp.	154,921	4,977,612
Clorox Co. (The)	12,269	762,641
Fortune Brands Inc.	198,151	7,763,556
Jarden Corp.	136,345	3,663,590

		17,167,399
HOUSEWARES—0.24%
Newell Rubbermaid Inc.	413,347	6,051,400

		6,051,400
INSURANCE—9.68%
Alleghany Corp.(a)	9,843	2,886,952
Allied World Assurance Holdings Ltd.	74,844	3,396,421
American Financial Group Inc.	127,318	3,478,328
American International Group Inc.(a)(b)	179,595	6,185,252
American National Insurance Co.	10,479	848,485
Aon Corp.	399,681	14,836,159
Arch Capital Group Ltd.(a)(b)	72,958	5,435,371
Arthur J. Gallagher & Co.	114,347	2,787,780
Aspen Insurance Holdings Ltd.	114,755	2,839,039
Assurant Inc.	165,568	5,745,210
Assured Guaranty Ltd.	275,048	3,649,887
Axis Capital Holdings Ltd.	134,484	3,996,864
Brown & Brown Inc.	77,415	1,481,723
CIGNA Corp.	410,137	12,738,855
Cincinnati Financial Corp.	216,406	5,598,423
CNA Financial Corp.(a)	38,490	983,804
Endurance Specialty Holdings Ltd.(b)	60,056	2,253,902
Erie Indemnity Co. Class A	12,015	546,682
Everest Re Group Ltd.	87,100	6,159,712
Fidelity National Financial Inc. Class A	342,050	4,443,229
Genworth Financial Inc. Class A(a)	591,539	7,731,415
Hanover Insurance Group Inc. (The)	66,174	2,878,569
Hartford Financial Services Group Inc. (The)	603,642	13,358,597
HCC Insurance Holdings Inc.	170,428	4,219,797
Lincoln National Corp.	448,268	10,888,430
Markel Corp.(a)	14,514	4,934,760
Marsh & McLennan Companies Inc.	62,506	1,409,510
MBIA Inc.(a)(b)	224,419	1,258,991
Mercury General Corp.	39,576	1,640,029
Old Republic International Corp.	357,145	4,332,169
OneBeacon Insurance Group Ltd.(b)	34,887	499,582
PartnerRe Ltd.	115,656	8,112,112
Principal Financial Group Inc.	473,833	11,106,645
Progressive Corp. (The)	993,560	18,599,443
Protective Life Corp.	127,098	2,718,626
Reinsurance Group of America Inc.	108,821	4,974,208
RenaissanceRe Holdings Ltd.	85,603	4,816,881
StanCorp Financial Group Inc.	70,058	2,840,151
Symetra Financial Corp.	50,589	607,068
Torchmark Corp.	122,165	6,048,389
Transatlantic Holdings Inc.	95,754	4,592,362
Unitrin Inc.	74,741	1,913,370
Unum Group	494,061	10,721,124

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Value Index Fund

June 30, 2010

Validus Holdings Ltd.	108,151	2,641,047
W.R. Berkley Corp.	188,633	4,991,229
Wesco Financial Corp.	2,049	662,237
White Mountains Insurance Group Ltd.	11,308	3,666,054
XL Group PLC	506,182	8,103,974

		240,558,847
INTERNET—0.71%
AOL Inc.(a)	159,340	3,312,679
Expedia Inc.	180,033	3,381,020
IAC/InterActiveCorp(a)	80,588	1,770,518
Liberty Media Corp. - Liberty Interactive Group Series A(a)	883,684	9,278,682

		17,742,899
INVESTMENT COMPANIES—0.14%
Ares Capital Corp.	286,047	3,584,169

		3,584,169
IRON & STEEL—0.77%
AK Steel Holding Corp.	139,144	1,658,597
Gerdau Ameristeel Corp.(a)	181,450	1,977,805
Reliance Steel & Aluminum Co.	97,542	3,526,143
Schnitzer Steel Industries Inc. Class A	25,494	999,365
Steel Dynamics Inc.	320,846	4,231,959
United States Steel Corp.(b)	172,313	6,642,666

		19,036,535
LEISURE TIME—0.11%
Royal Caribbean Cruises Ltd.(a)	119,428	2,719,376

		2,719,376
LODGING—0.49%
Choice Hotels International Inc.	37,768	1,140,971
Hyatt Hotels Corp. Class A(a)	64,142	2,379,027
MGM MIRAGE(a)(b)	342,290	3,299,676
Wyndham Worldwide Corp.	267,575	5,388,960

		12,208,634
MACHINERY—0.51%
AGCO Corp.(a)	137,913	3,719,514
CNH Global NV(a)	30,939	700,768
Flowserve Corp.	12,283	1,041,598
Gardner Denver Inc.	4,330	193,075
IDEX Corp.	20,996	599,856
Terex Corp.(a)	161,249	3,021,806
Wabtec Corp.	59,505	2,373,654
Zebra Technologies Corp. Class A(a)	36,032	914,132

		12,564,403
MANUFACTURING—3.28%
AptarGroup Inc.	100,633	3,805,940
Carlisle Companies Inc.	83,204	3,006,161
Crane Co.	72,486	2,189,802
Dover Corp.	102,374	4,278,210
Eaton Corp.	183,887	12,033,565
Harsco Corp.	109,534	2,574,049
Ingersoll-Rand PLC	477,058	16,453,730
ITT Corp.	271,932	12,215,186

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Value Index Fund

June 30, 2010

Leggett & Platt Inc.	89,959	1,804,578
Parker Hannifin Corp.	171,503	9,511,556
Pentair Inc.	70,345	2,265,109
SPX Corp.	59,461	3,140,135
Teleflex Inc.	49,558	2,690,008
Textron Inc.	196,558	3,335,589
Trinity Industries Inc.	117,799	2,087,398

		81,391,016
MEDIA—2.59%
Cablevision NY Group Class A	348,363	8,364,196
CBS Corp. Class B NVS	889,520	11,501,494
Central European Media Enterprises Ltd. Class A(a)(b)	55,252	1,099,515
Discovery Communications Inc. Series A(a)	113,950	4,069,154
DISH Network Corp. Class A	296,397	5,379,605
Gannett Co. Inc.	352,763	4,748,190
John Wiley & Sons Inc. Class A	4,603	177,998
Liberty Global Inc. Series A(a)(b)	376,157	9,776,320
Liberty Media Corp. - Liberty Capital Group Series A(a)	118,633	4,971,909
Liberty Media Corp. - Liberty Starz Group Series A(a)	76,431	3,962,183
McGraw-Hill Companies Inc. (The)	140,140	3,943,540
Meredith Corp.	30,587	952,173
New York Times Co. (The) Class A(a)	198,881	1,720,321
Washington Post Co. (The) Class B	8,917	3,660,250

		64,326,848
METAL FABRICATE & HARDWARE—0.13%
Commercial Metals Co.	169,582	2,241,874
Timken Co. (The)	34,059	885,193

		3,127,067
MINING—0.45%
Royal Gold Inc.	59,087	2,836,176
Vulcan Materials Co.(b)	188,937	8,281,109

		11,117,285
OFFICE & BUSINESS EQUIPMENT—0.74%
Pitney Bowes Inc.	87,950	1,931,382
Xerox Corp.	2,043,693	16,431,292

		18,362,674
OIL & GAS—5.66%
Atlas Energy Inc.(a)	30,674	830,345
Atwood Oceanics Inc.(a)	65,750	1,677,940
Cabot Oil & Gas Corp.	153,617	4,811,284
Cobalt International Energy Inc.(a)	106,799	795,653
Comstock Resources Inc.(a)	69,381	1,923,241
Continental Resources Inc.(a)	4,507	201,102
Denbury Resources Inc.(a)	590,695	8,647,775
Diamond Offshore Drilling Inc.	69,466	4,320,091
EQT Corp.	14,348	518,537
Forest Oil Corp.(a)	59,756	1,634,924
Frontier Oil Corp.	155,417	2,090,359
Helmerich & Payne Inc.	139,960	5,111,339
Holly Corp.	20,795	552,731
Mariner Energy Inc.(a)(b)	140,956	3,027,735
Murphy Oil Corp.	250,727	12,423,523
Nabors Industries Ltd.(a)	253,944	4,474,493
Newfield Exploration Co.(a)	197,342	9,642,130

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Value Index Fund

June 30, 2010

Noble Energy Inc.	258,854	15,616,662
Patterson-UTI Energy Inc.	226,379	2,913,498
Petrohawk Energy Corp.(a)	128,775	2,185,312
Pioneer Natural Resources Co.(b)	171,483	10,194,664
Plains Exploration & Production Co.(a)	208,665	4,300,586
Pride International Inc.(a)	158,305	3,536,534
Quicksilver Resources Inc.(a)	162,467	1,787,137
Rowan Companies Inc.(a)	148,320	3,254,141
SandRidge Energy Inc.(a)(b)	222,479	1,297,053
SM Energy Co.	29,896	1,200,623
Sunoco Inc.	178,214	6,196,501
Tesoro Corp.	207,636	2,423,112
Unit Corp.(a)	59,505	2,415,308
Valero Energy Corp.	838,024	15,067,671
Whiting Petroleum Corp.(a)	70,046	5,493,007

		140,565,011
OIL & GAS SERVICES—1.77%
Cameron International Corp.(a)	155,817	5,067,169
Dresser-Rand Group Inc.(a)	11,445	361,090
Exterran Holdings Inc.(a)	83,184	2,146,979
Oceaneering International Inc.(a)	82,243	3,692,711
Oil States International Inc.(a)	69,694	2,758,489
SEACOR Holdings Inc.(a)	33,488	2,366,262
Smith International Inc.	368,311	13,866,909
Superior Energy Services Inc.(a)	108,412	2,024,052
Tidewater Inc.	76,710	2,970,211
Weatherford International Ltd.(a)	655,460	8,612,744

		43,866,616
PACKAGING & CONTAINERS—1.23%
Ball Corp.	108,439	5,728,832
Bemis Co. Inc.	161,267	4,354,209
Greif Inc. Class A	51,249	2,846,370
Owens-Illinois Inc.(a)	169,701	4,488,591
Packaging Corp. of America	154,063	3,392,467
Pactiv Corp.(a)	20,476	570,257
Sealed Air Corp.	236,261	4,659,067
Sonoco Products Co.	148,751	4,533,931

		30,573,724
PHARMACEUTICALS—2.13%
Cephalon Inc.(a)	111,722	6,340,223
Endo Pharmaceuticals Holdings Inc.(a)	172,344	3,760,546
Forest Laboratories Inc.(a)	449,048	12,317,387
King Pharmaceuticals Inc.(a)	370,472	2,811,882
Mead Johnson Nutrition Co. Class A	261,571	13,109,938
Mylan Inc.(a)	72,839	1,241,177
NBTY Inc.(a)	83,009	2,823,136
Omnicare Inc.	161,694	3,832,148
Watson Pharmaceuticals Inc.(a)	165,173	6,701,069

		52,937,506
PIPELINES—1.91%
El Paso Corp.	851,551	9,460,732
ONEOK Inc.	157,325	6,804,306
Questar Corp.	260,016	11,828,128
Spectra Energy Corp.	960,399	19,275,209

		47,368,375

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Value Index Fund

June 30, 2010

REAL ESTATE—0.10%
Forest City Enterprises Inc. Class A(a)(b)	187,232	2,119,466
St. Joe Co. (The)(a)	13,388	310,066

		2,429,532
REAL ESTATE INVESTMENT TRUSTS—9.40%
Alexandria Real Estate Equities Inc.	65,990	4,181,786
AMB Property Corp.	225,881	5,355,639
Annaly Capital Management Inc.	830,489	14,242,886
Apartment Investment and Management Co. Class A	88,140	1,707,272
AvalonBay Communities Inc.(b)	123,147	11,498,235
Boston Properties Inc.	206,094	14,702,746
Brandywine Realty Trust	195,272	2,099,174
BRE Properties Inc. Class A	94,592	3,493,283
Camden Property Trust(b)	97,578	3,986,061
Chimera Investment Corp.	1,138,360	4,109,480
Corporate Office Properties Trust	87,412	3,300,677
Developers Diversified Realty Corp.	293,263	2,903,304
Digital Realty Trust Inc.	6,034	348,041
Douglas Emmett Inc.	181,465	2,580,432
Duke Realty Corp.	332,547	3,774,408
Equity Residential	392,702	16,352,111
Essex Property Trust Inc.	27,206	2,653,673
Federal Realty Investment Trust	36,475	2,563,098
General Growth Properties Inc.	65,565	869,392
HCP Inc.	435,634	14,049,196
Health Care REIT Inc.	184,235	7,759,978
Hospitality Properties Trust	182,917	3,859,549
Host Hotels & Resorts Inc.(b)	976,843	13,167,844
HRPT Properties Trust	383,709	2,382,833
Kimco Realty Corp.	600,199	8,066,675
Liberty Property Trust	167,693	4,837,943
Macerich Co. (The)(b)	192,019	7,166,149
Mack-Cali Realty Corp.	117,581	3,495,683
Nationwide Health Properties Inc.	177,990	6,366,702
Piedmont Office Realty Trust Inc. Class A	76,585	1,434,437
ProLogis	661,709	6,703,112
Realty Income Corp.(b)	154,773	4,694,265
Regency Centers Corp.	120,933	4,160,095
Senior Housing Properties Trust(b)	188,862	3,798,015
SL Green Realty Corp.	115,232	6,342,369
Taubman Centers Inc.	80,990	3,047,654
UDR Inc.(b)	224,466	4,294,035
Ventas Inc.	168,990	7,934,081
Vornado Realty Trust	217,861	15,892,960
Weingarten Realty Investors(b)	179,336	3,416,351

		233,591,624
RETAIL—1.79%
Abercrombie & Fitch Co. Class A	31,149	955,963
American Eagle Outfitters Inc.	231,859	2,724,343
AutoNation Inc.(a)(b)	71,317	1,390,681
BJ’s Wholesale Club Inc.(a)	72,602	2,687,000
Brinker International Inc.	18,662	269,852
Foot Locker Inc.	230,432	2,908,052
GameStop Corp. Class A(a)	227,816	4,280,663
J.C. Penney Co. Inc.	236,237	5,074,371
Macy’s Inc.	562,604	10,070,612
Office Depot Inc.(a)	363,168	1,467,199
RadioShack Corp.	186,964	3,647,668

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Value Index Fund

June 30, 2010

Sears Holdings Corp.(a)(b)	67,089	4,337,304
Signet Jewelers Ltd.(a)	126,791	3,486,752
Wendy’s/Arby’s Group Inc. Class A	302,538	1,210,152

		44,510,612
SAVINGS & LOANS—1.37%
Capitol Federal Financial	27,097	898,537
First Niagara Financial Group Inc.	309,862	3,882,571
Hudson City Bancorp Inc.	642,163	7,860,075
New York Community Bancorp Inc.	644,209	9,837,071
People’s United Financial Inc.	549,890	7,423,515
TFS Financial Corp.	116,964	1,451,523
Washington Federal Inc.	166,929	2,700,911

		34,054,203
SEMICONDUCTORS—1.46%
Advanced Micro Devices Inc.(a)	552,076	4,041,196
Atmel Corp.(a)	74,020	355,296
Fairchild Semiconductor International Inc.(a)	187,045	1,573,049
International Rectifier Corp.(a)	103,787	1,931,476
Intersil Corp. Class A	119,225	1,443,815
KLA-Tencor Corp.	237,772	6,629,083
LSI Corp.(a)	968,320	4,454,272
MEMC Electronic Materials Inc.(a)	194,680	1,923,438
Micron Technology Inc.(a)(b)	1,268,107	10,766,229
National Semiconductor Corp.	31,085	418,404
Novellus Systems Inc.(a)	16,146	409,463
PMC-Sierra Inc.(a)	322,527	2,425,403

		36,371,124
SOFTWARE—1.08%
Broadridge Financial Solutions Inc.	18,559	353,549
CA Inc.	107,588	1,979,619
Compuware Corp.(a)	146,200	1,166,676
Electronic Arts Inc.(a)	28,364	408,442
Emdeon Inc. Class A(a)	4,566	57,212
Fidelity National Information Services Inc.	491,672	13,186,643
Fiserv Inc.(a)	75,852	3,463,402
Novell Inc.(a)	512,539	2,911,221
Total System Services Inc.	245,831	3,343,302

		26,870,066
TELECOMMUNICATIONS—2.74%
Amdocs Ltd.(a)	220,047	5,908,262
CenturyLink Inc.	445,397	14,836,174
Clearwire Corp. Class A(a)(b)	52,576	382,753
CommScope Inc.(a)	140,058	3,329,179
EchoStar Corp. Class A(a)	55,450	1,057,986
Frontier Communications Corp.(b)	283,547	2,016,019
Leap Wireless International Inc.(a)	89,223	1,158,115
Level 3 Communications Inc.(a)	1,513,874	1,650,123
MetroPCS Communications Inc.(a)	192,466	1,576,296
NII Holdings Inc.(a)	52,279	1,700,113
Qwest Communications International Inc.	2,573,030	13,508,407
Telephone and Data Systems Inc.	124,884	3,795,225
Tellabs Inc.	571,244	3,650,249
United States Cellular Corp.(a)	23,166	953,281
Virgin Media Inc.	492,585	8,221,244
Windstream Corp.	418,857	4,423,130

		68,166,556

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Value Index Fund

June 30, 2010

TEXTILES—0.33%
Cintas Corp.	197,741	4,739,852
Mohawk Industries Inc.(a)	72,890	3,335,446

		8,075,298
TOYS, GAMES & HOBBIES—0.19%
Mattel Inc.	228,013	4,824,755

		4,824,755
TRANSPORTATION—0.52%
Alexander & Baldwin Inc.	61,148	1,820,987
Con-way Inc.	72,754	2,184,075
Frontline Ltd.	13,879	396,107
Kansas City Southern Industries Inc.(a)	62,305	2,264,787
Kirby Corp.(a)(b)	74,315	2,842,549
Ryder System Inc.	36,954	1,486,659
Teekay Corp.	62,155	1,626,596
UTi Worldwide Inc.	23,342	288,974

		12,910,734
TRUCKING & LEASING—0.05%
GATX Corp.	48,982	1,306,840

		1,306,840
WATER—0.36%
American Water Works Co. Inc.	259,850	5,352,910
Aqua America Inc.	203,105	3,590,896

		8,943,806

TOTAL COMMON STOCKS
(Cost: $3,029,469,420)		2,479,164,858

SHORT-TERM INVESTMENTS—5.55%

MONEY MARKET FUNDS—5.55%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	103,740,071	103,740,071
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(d)(e)	24,936,364	24,936,364
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	9,119,979	9,119,979

		137,796,414

TOTAL SHORT-TERM INVESTMENTS
(Cost: $137,796,414)		137,796,414

TOTAL INVESTMENTS IN SECURITIES—105.35%
(Cost: $3,167,265,834)		2,616,961,272
Other Assets, Less Liabilities—(5.35)%		(132,912,902)

NET ASSETS—100.00%		$2,484,048,370

NVS—Non-Voting Shares

Schedule of Investments (Unaudited) (Continued)

iShares® Russell Midcap Value Index Fund

June 30, 2010

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P 100 Index Fund

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.83%

AEROSPACE & DEFENSE—2.93%
Boeing Co. (The)	264,850	$16,619,338
General Dynamics Corp.	135,099	7,911,397
Lockheed Martin Corp.	109,146	8,131,377
Raytheon Co.	133,228	6,446,903
United Technologies Corp.	325,565	21,132,424

		60,241,439
AGRICULTURE—2.58%
Altria Group Inc.	726,693	14,562,928
Monsanto Co.	190,089	8,785,914
Philip Morris International Inc.	646,128	29,618,507

		52,967,349
APPAREL—0.44%
Nike Inc. Class B	135,416	9,147,351

		9,147,351
AUTO MANUFACTURERS—0.58%
Ford Motor Co.(a)(b)	1,188,715	11,982,247

		11,982,247
BANKS—6.09%
Bank of America Corp.	3,503,671	50,347,752
Bank of New York Mellon Corp. (The)	422,963	10,442,956
Regions Financial Corp.	417,876	2,749,624
U.S. Bancorp	668,873	14,949,312
Wells Fargo & Co.	1,819,645	46,582,912

		125,072,556
BEVERAGES—3.63%
Coca-Cola Co. (The)	804,918	40,342,490
PepsiCo Inc.	562,679	34,295,285

		74,637,775
BIOTECHNOLOGY—0.86%
Amgen Inc.(a)	334,246	17,581,339

		17,581,339
CHEMICALS—1.00%
Dow Chemical Co. (The)	402,644	9,550,715
E.I. du Pont de Nemours and Co.	316,032	10,931,547

		20,482,262
COMMERCIAL SERVICES—0.33%
MasterCard Inc. Class A	33,863	6,756,684

		6,756,684

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 100 Index Fund

June 30, 2010

COMPUTERS—9.29%
Apple Inc.(a)	317,652	79,899,008
Dell Inc.(a)	603,492	7,278,113
EMC Corp.(a)	717,293	13,126,462
Hewlett-Packard Co.	814,503	35,251,690
International Business Machines Corp.	447,800	55,294,344

		190,849,617
COSMETICS & PERSONAL CARE—3.78%
Avon Products Inc.	150,226	3,980,989
Colgate-Palmolive Co.	171,140	13,478,986
Procter & Gamble Co. (The)	1,005,611	60,316,548

		77,776,523
DIVERSIFIED FINANCIAL SERVICES—6.86%
American Express Co.	419,153	16,640,374
Capital One Financial Corp.	159,619	6,432,646
Citigroup Inc.(a)	7,886,734	29,654,120
Goldman Sachs Group Inc. (The)	179,616	23,578,192
JPMorgan Chase & Co.	1,389,404	50,866,081
Morgan Stanley	487,643	11,318,194
NYSE Euronext Inc.	91,475	2,527,454

		141,017,061
ELECTRIC—1.38%
American Electric Power Co. Inc.	167,162	5,399,332
Entergy Corp.	66,419	4,756,929
Exelon Corp.	230,106	8,737,125
Southern Co.	287,324	9,562,143

		28,455,529
FOOD—1.34%
Campbell Soup Co.	65,917	2,361,806
H.J. Heinz Co.	110,985	4,796,772
Kraft Foods Inc. Class A	608,351	17,033,828
Sara Lee Corp.	232,069	3,272,173

		27,464,579
FOREST PRODUCTS & PAPER—0.13%
Weyerhaeuser Co.	74,300	2,615,360

		2,615,360
HEALTH CARE - PRODUCTS—3.86%
Baxter International Inc.	208,861	8,488,111
Johnson & Johnson	963,119	56,881,808
Medtronic Inc.	384,368	13,941,027

		79,310,946
HEALTH CARE - SERVICES—0.55%
UnitedHealth Group Inc.	396,509	11,260,856

		11,260,856
INSURANCE—3.03%
Allstate Corp. (The)	187,761	5,394,373
Berkshire Hathaway Inc. Class B(a)	577,553	46,025,199

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 100 Index Fund

June 30, 2010

MetLife Inc.	286,041	10,800,908

		62,220,480
INTERNET—2.47%
Amazon.com Inc.(a)	119,747	13,083,557
Google Inc. Class A(a)	84,449	37,575,583

		50,659,140
MACHINERY—0.64%
Caterpillar Inc.	219,046	13,158,093

		13,158,093
MANUFACTURING—4.08%
3M Co.	248,805	19,653,107
General Electric Co.	3,728,303	53,762,129
Honeywell International Inc.	267,188	10,428,348

		83,843,584
MEDIA—2.90%
Comcast Corp. Class A	984,541	17,101,477
News Corp. Class A NVS	785,756	9,397,642
Time Warner Inc.	397,658	11,496,293
Walt Disney Co. (The)	683,370	21,526,155

		59,521,567
MINING—0.65%
Alcoa Inc.	355,232	3,573,634
Freeport-McMoRan Copper & Gold Inc.	164,474	9,725,347

		13,298,981
OFFICE & BUSINESS EQUIPMENT—0.19%
Xerox Corp.	479,919	3,858,549

		3,858,549
OIL & GAS—10.04%
Chevron Corp.	701,521	47,605,215
ConocoPhillips	519,287	25,491,799
Devon Energy Corp.	155,783	9,490,300
Exxon Mobil Corp.	1,784,132	101,820,413
Occidental Petroleum Corp.	283,378	21,862,613

		206,270,340
OIL & GAS SERVICES—2.04%
Baker Hughes Inc.	149,481	6,213,925
Halliburton Co.	316,907	7,780,067
National Oilwell Varco Inc.	145,688	4,817,902
Schlumberger Ltd.	416,190	23,031,955

		41,843,849
PHARMACEUTICALS—6.28%
Abbott Laboratories	538,564	25,194,024
Bristol-Myers Squibb Co.	600,057	14,965,422
Gilead Sciences Inc.(a)	310,347	10,638,695
Merck & Co. Inc.	1,087,950	38,045,611

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 100 Index Fund

June 30, 2010

Pfizer Inc.	2,814,237	40,131,020

		128,974,772
PIPELINES—0.18%
Williams Companies Inc. (The)	205,060	3,748,497

		3,748,497
RETAIL—6.34%
Costco Wholesale Corp.	154,433	8,467,561
CVS Caremark Corp.	474,861	13,922,925
Home Depot Inc. (The)	586,323	16,458,087
Lowe’s Companies Inc.	498,339	10,176,082
McDonald’s Corp.	375,355	24,724,634
Target Corp.	256,989	12,636,149
Wal-Mart Stores Inc.	724,801	34,841,184
Walgreen Co.	340,950	9,103,365

		130,329,987
SEMICONDUCTORS—2.32%
Intel Corp.	1,941,262	37,757,546
Texas Instruments Inc.	426,111	9,919,864

		47,677,410
SOFTWARE—4.41%
Microsoft Corp.	2,662,175	61,256,647
Oracle Corp.	1,365,918	29,312,600

		90,569,247
TELECOMMUNICATIONS—6.97%
AT&T Inc.	2,063,630	49,919,210
Cisco Systems Inc.(a)	1,992,584	42,461,965
QUALCOMM Inc.	572,362	18,796,368
Sprint Nextel Corp.(a)	1,038,598	4,403,656
Verizon Communications Inc.	986,265	27,635,145

		143,216,344
TRANSPORTATION—1.66%
FedEx Corp.	109,651	7,687,632
Norfolk Southern Corp.	129,331	6,861,010
United Parcel Service Inc. Class B	345,595	19,660,899

		34,209,541

TOTAL COMMON STOCKS
(Cost: $2,925,241,250)		2,051,019,854

SHORT-TERM INVESTMENTS—0.63%

MONEY MARKET FUNDS—0.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	8,805,186	8,805,186
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(d)(e)	2,116,533	2,116,533

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 100 Index Fund

June 30, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	1,992,282	1,992,282

		12,914,001

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,914,001)		12,914,001

TOTAL INVESTMENTS IN SECURITIES—100.46%
(Cost: $2,938,155,251)		2,063,933,855
Other Assets, Less Liabilities—(0.46)%		(9,361,701)

NET ASSETS—100.00%		$2,054,572,154

NVS—Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P 1500 Index Fund

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.83%

ADVERTISING—0.16%
Harte-Hanks Inc.	793	$8,287
Interpublic Group of Companies Inc. (The)(a)	12,293	87,649
inVentiv Health Inc.(a)	967	24,755
Lamar Advertising Co. Class A(a)(b)	1,332	32,661
Omnicom Group Inc.	7,928	271,930

		425,282
AEROSPACE & DEFENSE—2.15%
AAR Corp.(a)	974	16,305
AeroVironment Inc.(a)(b)	408	8,866
Alliant Techsystems Inc.(a)	854	52,999
BE Aerospace Inc.(a)	2,580	65,609
Boeing Co. (The)	19,520	1,224,880
Curtiss-Wright Corp.	1,190	34,558
Esterline Technologies Corp.(a)	814	38,624
GenCorp Inc.(a)	1,554	6,807
General Dynamics Corp.	9,978	584,312
Goodrich Corp.	3,245	214,981
Kaman Corp.	700	15,484
L-3 Communications Holdings Inc.	2,986	211,528
Lockheed Martin Corp.	8,059	600,396
Moog Inc. Class A(a)	1,109	35,743
Northrop Grumman Corp.	7,709	419,678
Orbital Sciences Corp.(a)	1,363	21,495
Raytheon Co.	9,772	472,867
Rockwell Collins Inc.	4,071	216,292
Teledyne Technologies Inc.(a)	930	35,879
Triumph Group Inc.	452	30,117
United Technologies Corp.	24,028	1,559,657

		5,867,077
AGRICULTURE—1.79%
Alliance One International Inc.(a)	2,305	8,206
Altria Group Inc.	53,600	1,074,144
Andersons Inc. (The)	488	15,904
Archer-Daniels-Midland Co.	16,613	428,948
Lorillard Inc.	3,887	279,786
Monsanto Co.	14,097	651,563
Philip Morris International Inc.	47,696	2,186,385
Reynolds American Inc.	4,394	229,015
Universal Corp.	603	23,927

		4,897,878
AIRLINES—0.12%
AirTran Holdings Inc.(a)	3,913	18,978
Alaska Air Group Inc.(a)	869	39,062
Allegiant Travel Co.(a)	403	17,204
JetBlue Airways Corp.(a)	5,794	31,809
SkyWest Inc.	1,390	16,986
Southwest Airlines Co.	19,146	212,712

		336,751

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

June 30, 2010

APPAREL—0.66%
Carter’s Inc.(a)	1,486	39,008
Coach Inc.	7,888	288,306
Crocs Inc.(a)	2,212	23,403
Deckers Outdoor Corp.(a)	348	49,719
Guess? Inc.	1,476	46,110
Gymboree Corp.(a)(b)	821	35,065
Hanesbrands Inc.(a)	2,567	61,762
Iconix Brand Group Inc.(a)	1,866	26,814
K-Swiss Inc. Class A(a)	731	8,209
Liz Claiborne Inc.(a)	2,245	9,474
Maidenform Brands Inc.(a)	556	11,320
Nike Inc. Class B	9,976	673,879
Oxford Industries Inc.	438	9,167
Perry Ellis International Inc.(a)	332	6,706
Phillips-Van Heusen Corp.	1,461	67,601
Polo Ralph Lauren Corp.	1,695	123,667
Quiksilver Inc.(a)	3,247	12,014
SKECHERS U.S.A. Inc. Class A(a)	802	29,289
Timberland Co. Class A(a)	1,029	16,618
True Religion Apparel Inc.(a)(b)	634	13,992
VF Corp.	2,298	163,572
Volcom Inc.(a)	333	6,184
Warnaco Group Inc. (The)(a)	1,154	41,706
Wolverine World Wide Inc.	1,284	32,383

		1,795,968
AUTO MANUFACTURERS—0.49%
Ford Motor Co.(a)	87,463	881,627
Oshkosh Corp.(a)	2,307	71,886
PACCAR Inc.	9,458	377,091

		1,330,604
AUTO PARTS & EQUIPMENT—0.24%
ATC Technology Corp.(a)	472	7,609
BorgWarner Inc.(a)	3,000	112,020
Goodyear Tire & Rubber Co. (The)(a)	6,282	62,443
Johnson Controls Inc.	17,330	465,657
Spartan Motors Inc.	922	3,872
Standard Motor Products Inc.	324	2,615
Superior Industries International Inc.	698	9,381

		663,597
BANKS—5.18%
Associated Banc-Corp	4,190	51,369
BancorpSouth Inc.	1,911	34,169
Bank Mutual Corp.	1,469	8,344
Bank of America Corp.	258,410	3,713,352
Bank of Hawaii Corp.	1,285	62,130
Bank of New York Mellon Corp. (The)	31,151	769,118
Bank of the Ozarks Inc.	327	11,599
BB&T Corp.	17,784	467,897
Boston Private Financial Holdings Inc.	1,716	11,034
Cathay General Bancorp	1,922	19,854
City Holding Co.	418	11,654
City National Corp.	1,094	56,046
Columbia Banking System Inc.	1,161	21,200
Comerica Inc.	4,498	165,661
Commerce Bancshares Inc.	1,889	67,985
Community Bank System Inc.	846	18,637
Cullen/Frost Bankers Inc.	1,525	78,385

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

June 30, 2010

East West Bancorp Inc.	3,815	58,179
Fifth Third Bancorp	20,540	252,437
First BanCorp (Puerto Rico)(a)(b)	1,824	967
First Commonwealth Financial Corp.	1,880	9,870
First Financial Bancorp	1,220	18,239
First Financial Bankshares Inc.	576	27,700
First Horizon National Corp.(a)	5,840	66,868
First Midwest Bancorp Inc.	1,824	22,180
FirstMerit Corp.	2,613	44,761
Fulton Financial Corp.	5,335	51,483
Glacier Bancorp Inc.	1,699	24,924
Hancock Holding Co.	785	26,188
Hanmi Financial Corp.(a)(b)	1,091	1,375
Home Bancshares Inc.	645	14,712
Huntington Bancshares Inc.	18,617	103,138
Independent Bank Corp. (Massachusetts)	642	15,845
International Bancshares Corp.(b)	1,344	22,431
KeyCorp	22,856	175,763
M&T Bank Corp.	2,148	182,473
Marshall & Ilsley Corp.	13,828	99,285
Nara Bancorp Inc.(a)	618	5,210
National Penn Bancshares Inc.	3,046	18,306
NBT Bancorp Inc.	874	17,847
Northern Trust Corp.	6,278	293,183
Old National Bancorp	2,319	24,025
PacWest Bancorp	717	13,128
Pinnacle Financial Partners Inc.(a)	993	12,760
PNC Financial Services Group Inc. (The)(c)	13,606	768,739
PrivateBancorp Inc.	1,507	16,697
Prosperity Bancshares Inc.	1,155	40,136
Regions Financial Corp.	30,642	201,624
S&T Bancorp Inc.	624	12,330
Signature Bank(a)	1,006	38,238
Simmons First National Corp. Class A	327	8,587
South Financial Group Inc. (The)	5,720	1,559
State Street Corp.	12,996	439,525
Sterling Bancorp	490	4,410
Sterling Bancshares Inc.	2,824	13,301
SunTrust Banks Inc.	12,961	301,991
Susquehanna Bancshares Inc.	3,196	26,623
SVB Financial Group(a)	1,061	43,745
Synovus Financial Corp.	19,219	48,816
TCF Financial Corp.	3,005	49,913
Tompkins Financial Corp.	193	7,286
TrustCo Bank Corp. NY	2,109	11,810
Trustmark Corp.	1,541	32,084
U.S. Bancorp	49,445	1,105,096
UMB Financial Corp.	819	29,124
Umpqua Holdings Corp.	2,854	32,764
United Bankshares Inc.(b)	1,031	24,682
United Community Banks Inc.(a)(b)	1,943	7,675
Valley National Bancorp	3,962	53,962
Webster Financial Corp.	1,804	32,364
Wells Fargo & Co.	134,193	3,435,341
Westamerica Bancorporation(b)	743	39,022
Whitney Holding Corp.	2,442	22,588
Wilmington Trust Corp.	2,280	25,285
Wilshire Bancorp Inc.	367	3,211
Wintrust Financial Corp.	831	27,705
Zions Bancorporation(b)	4,009	86,474

		14,164,418
BEVERAGES—2.40%
Boston Beer Co. Inc. Class A(a)	260	17,537

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

June 30, 2010

Brown-Forman Corp. Class B NVS	2,811	160,874
Coca-Cola Co. (The)	59,420	2,978,131
Coca-Cola Enterprises Inc.	8,340	215,673
Constellation Brands Inc. Class A(a)	4,829	75,429
Dr Pepper Snapple Group Inc.	6,323	236,417
Green Mountain Coffee Roasters Inc.(a)(b)	2,696	69,287
Hansen Natural Corp.(a)	1,884	73,683
Molson Coors Brewing Co. Class B NVS	4,112	174,184
Peet’s Coffee & Tea Inc.(a)	405	15,904
PepsiCo Inc.	41,537	2,531,680

		6,548,799
BIOTECHNOLOGY—1.22%
Affymetrix Inc.(a)	1,871	11,039
Amgen Inc.(a)	24,637	1,295,906
ArQule Inc.(a)	930	3,999
Bio-Rad Laboratories Inc. Class A(a)	499	43,159
Biogen Idec Inc.(a)	6,817	323,467
Cambrex Corp.(a)	721	2,271
Celgene Corp.(a)	11,884	603,945
Charles River Laboratories International Inc.(a)	1,649	56,412
CryoLife Inc.(a)	614	3,309
Enzo Biochem Inc.(a)	726	2,955
Genzyme Corp.(a)	6,911	350,871
Integra LifeSciences Holdings Corp.(a)	495	18,315
Life Technologies Corp.(a)	4,655	219,949
Martek Biosciences Corp.(a)(b)	910	21,576
Millipore Corp.(a)	1,434	152,936
Regeneron Pharmaceuticals Inc.(a)	1,677	37,431
Savient Pharmaceuticals Inc.(a)	1,882	23,713
Vertex Pharmaceuticals Inc.(a)	5,215	171,574

		3,342,827
BUILDING MATERIALS—0.15%
AAON Inc.	340	7,925
Apogee Enterprises Inc.	844	9,141
Comfort Systems USA Inc.	1,004	9,699
Drew Industries Inc.(a)	442	8,928
Eagle Materials Inc.	1,140	29,560
Lennox International Inc.	1,306	54,291
Martin Marietta Materials Inc.(b)	1,183	100,330
Masco Corp.	9,442	101,596
NCI Building Systems Inc.(a)	671	5,616
Quanex Building Products Corp.	1,059	18,310
Simpson Manufacturing Co. Inc.	973	23,887
Texas Industries Inc.	735	21,712
Universal Forest Products Inc.	488	14,791

		405,786
CHEMICALS—1.72%
A. Schulman Inc.	955	18,107
Air Products and Chemicals Inc.	5,465	354,187
Airgas Inc.	2,137	132,921
Albemarle Corp.	2,353	93,438
American Vanguard Corp.	529	4,195
Arch Chemicals Inc.	700	21,518
Ashland Inc.	2,055	95,393
Balchem Corp.	730	18,250
Cabot Corp.	1,677	40,432
CF Industries Holdings Inc.	1,789	113,512
Cytec Industries Inc.	1,296	51,827
Dow Chemical Co. (The)	29,870	708,516

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

June 30, 2010

E.I. du Pont de Nemours and Co.	23,371	808,403
Eastman Chemical Co.	1,890	100,850
Ecolab Inc.	5,945	266,990
FMC Corp.	1,901	109,174
H.B. Fuller Co.	1,294	24,573
International Flavors & Fragrances Inc.	2,067	87,682
Intrepid Potash Inc.(a)	1,079	21,116
Lubrizol Corp.	1,782	143,112
Minerals Technologies Inc.	454	21,583
NewMarket Corp.	291	25,410
Olin Corp.	1,947	35,221
OM Group Inc.(a)	822	19,613
Penford Corp.(a)	326	2,113
PolyOne Corp.(a)	2,596	21,858
PPG Industries Inc.	4,226	255,293
Praxair Inc.	7,841	595,838
Quaker Chemical Corp.	326	8,831
RPM International Inc.	3,281	58,533
Sensient Technologies Corp.	1,307	33,891
Sherwin-Williams Co. (The)	2,366	163,704
Sigma-Aldrich Corp.	3,103	154,623
Stepan Co.	202	13,823
Valspar Corp. (The)	2,533	76,294
Zep Inc.	604	10,534

		4,711,358
COAL—0.24%
Arch Coal Inc.	4,259	84,371
CONSOL Energy Inc.	5,861	197,867
Massey Energy Co.	2,699	73,818
Patriot Coal Corp.(a)(b)	2,041	23,982
Peabody Energy Corp.	6,974	272,892

		652,930
COMMERCIAL SERVICES—1.82%
Aaron’s Inc.	2,217	37,844
ABM Industries Inc.	1,083	22,689
Administaff Inc.	613	14,810
Alliance Data Systems Corp.(a)(b)	1,367	81,364
American Public Education Inc.(a)	419	18,310
AMN Healthcare Services Inc.(a)	851	6,365
Apollo Group Inc. Class A(a)	3,188	135,394
Arbitron Inc.	676	17,326
Bowne & Co. Inc.	885	9,930
Capella Education Co.(a)	370	30,099
Career Education Corp.(a)	1,678	38,628
CDI Corp.	366	5,684
Chemed Corp.	562	30,708
Coinstar Inc.(a)	848	36,439
Consolidated Graphics Inc.(a)	330	14,269
Convergys Corp.(a)	3,272	32,098
CoreLogic Inc.	2,624	46,340
Corinthian Colleges Inc.(a)(b)	2,390	23,541
Corporate Executive Board Co. (The)	860	22,592
Corrections Corp. of America(a)	3,062	58,423
CorVel Corp.(a)	215	7,265
Cross Country Healthcare Inc.(a)	615	5,529
Deluxe Corp.	1,361	25,519
DeVry Inc.	1,578	82,829
Equifax Inc.	3,205	89,932
Exponent Inc.(a)	358	11,714
Forrester Research Inc.(a)	407	12,316
FTI Consulting Inc.(a)	1,167	50,870

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

June 30, 2010

Gartner Inc.(a)	1,655	38,479
GEO Group Inc. (The)(a)	1,335	27,701
H&R Block Inc.	8,650	135,718
Healthcare Services Group Inc.	1,089	20,637
HealthSpring Inc.(a)	1,140	17,681
Heartland Payment Systems Inc.	998	14,810
Heidrick & Struggles International Inc.	520	11,866
Hewitt Associates Inc. Class A(a)	2,128	73,331
Hillenbrand Inc.	1,658	35,465
HMS Holdings Corp.(a)	641	34,755
Iron Mountain Inc.	4,771	107,157
ITT Educational Services Inc.(a)(b)	783	65,005
Kelly Services Inc. Class A(a)	572	8,506
Kendle International Inc.(a)	334	3,848
Korn/Ferry International(a)	1,323	18,390
Landauer Inc.	263	16,011
Lender Processing Services Inc.	2,506	78,463
Live Nation Entertainment Inc.(a)	3,749	39,177
Manpower Inc.	2,142	92,492
MasterCard Inc. Class A	2,485	495,832
MAXIMUS Inc.	481	27,835
McKesson Corp.	7,020	471,463
Medifast Inc.(a)	345	8,939
Midas Inc.(a)	327	2,508
Monro Muffler Brake Inc.	514	20,318
Monster Worldwide Inc.(a)	3,407	39,692
Moody’s Corp.	5,124	102,070
Navigant Consulting Inc.(a)	1,350	14,013
On Assignment Inc.(a)	844	4,245
PAREXEL International Corp.(a)	1,410	30,569
Pharmaceutical Product Development Inc.	3,129	79,508
Pre-Paid Legal Services Inc.(a)(b)	228	10,372
Quanta Services Inc.(a)	5,464	112,832
R.R. Donnelley & Sons Co.	5,310	86,925
Rent-A-Center Inc.(a)	1,662	33,672
Rewards Network Inc.(b)	247	3,376
Robert Half International Inc.	3,912	92,128
Rollins Inc.	1,205	24,931
SAIC Inc.(a)	7,526	125,985
Service Corp. International	6,322	46,783
SFN Group Inc.(a)	1,614	8,812
Sotheby’s	1,833	41,921
StarTek Inc.(a)	333	1,299
Strayer Education Inc.	369	76,711
TeleTech Holdings Inc.(a)	752	9,693
Towers Watson & Co. Class A	1,151	44,716
TrueBlue Inc.(a)	971	10,865
United Rentals Inc.(a)	1,480	13,794
Universal Technical Institute Inc.(a)	617	14,586
Viad Corp.	614	10,837
Visa Inc. Class A	11,614	821,690
Volt Information Sciences Inc.(a)	367	3,083
Western Union Co.	17,112	255,140
Wright Express Corp.(a)	931	27,651

		4,983,113
COMPUTERS—5.97%
Agilysys Inc.	408	2,729
Apple Inc.(a)	23,437	5,895,109
CACI International Inc. Class A(a)	747	31,733
Cadence Design Systems Inc.(a)	6,807	39,412
CIBER Inc.(a)	1,753	4,856
Cognizant Technology Solutions Corp. Class A(a)	7,762	388,566
Compellent Technologies Inc.(a)	650	7,878

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

June 30, 2010

Computer Sciences Corp.	3,918	177,289
Dell Inc.(a)	44,529	537,020
Diebold Inc.	1,681	45,807
DST Systems Inc.	879	31,767
EMC Corp.(a)	52,767	965,636
FactSet Research Systems Inc.(b)	1,079	72,282
Hewlett-Packard Co.	60,127	2,602,296
Hutchinson Technology Inc.(a)	726	3,144
Insight Enterprises Inc.(a)	1,017	13,384
Integral Systems Inc.(a)	452	2,870
International Business Machines Corp.	33,029	4,078,421
Jack Henry & Associates Inc.	2,142	51,151
Lexmark International Inc. Class A(a)	2,045	67,546
Manhattan Associates Inc.(a)	686	18,899
Mentor Graphics Corp.(a)	2,752	24,355
Mercury Computer Systems Inc.(a)	623	7,308
MICROS Systems Inc.(a)	2,133	67,979
MTS Systems Corp.	500	14,500
NCI Inc. Class A(a)	174	3,929
NCR Corp.(a)	4,056	49,159
NetApp Inc.(a)	8,948	333,850
NetScout Systems Inc.(a)	887	12,613
Palm Inc.(a)	4,167	23,710
Radiant Systems Inc.(a)	620	8,965
RadiSys Corp.(a)	494	4,703
SanDisk Corp.(a)	5,907	248,507
Sigma Designs Inc.(a)(b)	703	7,037
SRA International Inc. Class A(a)	1,074	21,126
Stratasys Inc.(a)	576	14,147
Sykes Enterprises Inc.(a)	1,011	14,386
Synaptics Inc.(a)(b)	970	26,675
Synopsys Inc.(a)	3,769	78,659
Teradata Corp.(a)	4,252	129,601
Tyler Technologies Inc.(a)	642	9,964
Western Digital Corp.(a)	5,860	176,738

		16,315,706
COSMETICS & PERSONAL CARE—2.18%
Alberto-Culver Co.	2,172	58,839
Avon Products Inc.	11,119	294,654
Colgate-Palmolive Co.	12,631	994,818
Estee Lauder Companies Inc. (The) Class A	3,095	172,484
Procter & Gamble Co. (The)	74,176	4,449,076

		5,969,871
DISTRIBUTION & WHOLESALE—0.32%
Brightpoint Inc.(a)	2,064	14,448
Fastenal Co.(b)	3,413	171,298
Genuine Parts Co.	4,082	161,035
Ingram Micro Inc. Class A(a)	4,161	63,206
LKQ Corp.(a)	3,593	69,273
MWI Veterinary Supply Inc.(a)	326	16,385
Owens & Minor Inc.	1,640	46,543
Pool Corp.	1,368	29,987
ScanSource Inc.(a)	688	17,152
Tech Data Corp.(a)	1,278	45,522
United Stationers Inc.(a)	661	36,005
W.W. Grainger Inc.	1,560	155,142
Watsco Inc.	793	45,930

		871,926

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

June 30, 2010

DIVERSIFIED FINANCIAL SERVICES—5.02%
Affiliated Managers Group Inc.(a)	1,097	66,665
American Express Co.	30,924	1,227,683
AmeriCredit Corp.(a)(b)	2,397	43,673
Ameriprise Financial Inc.	6,636	239,759
Capital One Financial Corp.	11,767	474,210
Charles Schwab Corp. (The)	25,289	358,598
Citigroup Inc.(a)	582,180	2,188,997
CME Group Inc.	1,692	476,383
Discover Financial Services	14,162	197,985
E*TRADE Financial Corp.(a)	4,948	58,485
Eaton Vance Corp.	3,054	84,321
Federated Investors Inc. Class B	2,370	49,083
Franklin Resources Inc.	3,811	328,470
Goldman Sachs Group Inc. (The)	13,257	1,740,246
Greenhill & Co. Inc.	525	32,093
IntercontinentalExchange Inc.(a)	1,877	212,157
Invesco Ltd.	11,863	199,654
Investment Technology Group Inc.(a)	1,178	18,919
Janus Capital Group Inc.	4,730	42,002
Jefferies Group Inc.(b)	3,090	65,137
JPMorgan Chase & Co.	102,476	3,751,646
LaBranche & Co. Inc.(a)	1,666	7,131
Legg Mason Inc.	4,269	119,660
Morgan Stanley	35,862	832,357
NASDAQ OMX Group Inc. (The)(a)	3,809	67,724
National Financial Partners Corp.(a)	1,074	10,493
NYSE Euronext Inc.	6,648	183,684
optionsXpress Holdings Inc.(a)	1,206	18,983
Piper Jaffray Companies(a)	454	14,628
Portfolio Recovery Associates Inc.(a)(b)	450	30,051
Raymond James Financial Inc.	2,470	60,984
SLM Corp.(a)	12,320	128,005
Stifel Financial Corp.(a)	811	35,189
SWS Group Inc.	694	6,593
T. Rowe Price Group Inc.	6,687	296,836
TradeStation Group Inc.(a)	608	4,104
Waddell & Reed Financial Inc. Class A	2,247	49,164
World Acceptance Corp.(a)(b)	367	14,060

		13,735,812
ELECTRIC—3.34%
AES Corp. (The)(a)	17,151	158,475
Allegheny Energy Inc.	4,472	92,481
ALLETE Inc.	745	25,509
Alliant Energy Corp.	2,937	93,220
Ameren Corp.	6,110	145,235
American Electric Power Co. Inc.	12,352	398,970
Avista Corp.	1,387	27,088
Black Hills Corp.	981	27,929
CenterPoint Energy Inc.	10,775	141,799
Central Vermont Public Service Corp.	333	6,573
CH Energy Group Inc.	383	15,029
Cleco Corp.	1,517	40,064
CMS Energy Corp.	5,904	86,494
Consolidated Edison Inc.	7,304	314,802
Constellation Energy Group Inc.	5,148	166,023
Dominion Resources Inc.	15,423	597,487
DPL Inc.	3,137	74,974
DTE Energy Co.	4,300	196,123
Duke Energy Corp.	33,742	539,872
Dynegy Inc.(a)	2,713	10,445
Edison International	8,377	265,718

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

June 30, 2010

El Paso Electric Co.(a)	1,079	20,879
Entergy Corp.	4,886	349,935
Exelon Corp.	17,051	647,427
FirstEnergy Corp.	7,925	279,198
FPL Group Inc.	10,693	521,391
Great Plains Energy Inc.	3,450	58,719
Hawaiian Electric Industries Inc.	2,426	55,264
IDACORP Inc.	1,180	39,259
Integrys Energy Group Inc.	2,029	88,748
MDU Resources Group Inc.	4,923	88,762
Northeast Utilities	4,607	117,386
NorthWestern Corp.	928	24,314
NRG Energy Inc.(a)	6,437	136,529
NSTAR	2,754	96,390
NV Energy Inc.	6,024	71,143
OGE Energy Corp.	2,489	90,998
Pepco Holdings Inc.	5,751	90,176
PG&E Corp.	9,573	393,450
Pinnacle West Capital Corp.	2,852	103,699
PNM Resources Inc.	2,064	23,076
PPL Corp.	12,068	301,097
Progress Energy Inc.	7,471	293,013
Public Service Enterprise Group Inc.	13,086	409,984
SCANA Corp.	2,856	102,131
Southern Co.	21,223	706,301
TECO Energy Inc.	5,634	84,904
UIL Holdings Corp.	807	20,199
UniSource Energy Corp.	1,005	30,331
Westar Energy Inc.	2,753	59,492
Wisconsin Energy Corp.	3,043	154,402
Xcel Energy Inc.	11,845	244,125

		9,127,032
ELECTRICAL COMPONENTS & EQUIPMENT—0.46%
Advanced Energy Industries Inc.(a)	846	10,397
AMETEK Inc.	2,675	107,401
Belden Inc.	1,186	26,092
Emerson Electric Co.	19,453	849,902
Encore Wire Corp.	500	9,095
Energizer Holdings Inc.(a)	1,808	90,906
Greatbatch Inc.(a)	579	12,918
Hubbell Inc. Class B	1,538	61,043
Littelfuse Inc.(a)	615	19,440
Molex Inc.	3,536	64,497
Powell Industries Inc.(a)	225	6,152
Vicor Corp.(a)	578	7,219

		1,265,062
ELECTRONICS—0.88%
Agilent Technologies Inc.(a)	8,959	254,704
American Science and Engineering Inc.	234	17,833
Amphenol Corp. Class A	4,389	172,400
Analogic Corp.	368	16,748
Arrow Electronics Inc.(a)	3,077	68,771
Avnet Inc.(a)	3,918	94,463
Badger Meter Inc.	397	15,360
Bel Fuse Inc. Class B	326	5,382
Benchmark Electronics Inc.(a)	1,597	25,312
Brady Corp. Class A	1,429	35,611
Checkpoint Systems Inc.(a)	1,090	18,922
Cogent Inc.(a)	1,200	10,812
CTS Corp.	970	8,963
Cubic Corp.	365	13,279

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

June 30, 2010

Cymer Inc.(a)	724	21,749
Daktronics Inc.	825	6,188
Dionex Corp.(a)	448	33,358
Electro Scientific Industries Inc.(a)	805	10,755
FARO Technologies Inc.(a)	462	8,644
FEI Co.(a)	961	18,941
FLIR Systems Inc.(a)	3,858	112,229
Gentex Corp.	3,494	62,822
II-VI Inc.(a)	683	20,237
Itron Inc.(a)	1,053	65,097
Jabil Circuit Inc.	4,983	66,274
Keithley Instruments Inc.	460	4,062
LoJack Corp.(a)	492	1,816
Methode Electronics Inc.	969	9,438
Mettler-Toledo International Inc.(a)	889	99,239
National Instruments Corp.	1,539	48,909
OSI Systems Inc.(a)	459	12,746
Park Electrochemical Corp.	562	13,718
PerkinElmer Inc.	3,121	64,511
Plexus Corp.(a)	970	25,938
Rogers Corp.(a)	477	13,246
Sonic Solutions Inc.(a)(b)	618	5,160
Technitrol Inc.	1,097	3,467
Thermo Fisher Scientific Inc.(a)	10,531	516,546
Thomas & Betts Corp.(a)	1,300	45,110
Trimble Navigation Ltd.(a)	3,169	88,732
TTM Technologies Inc.(a)	951	9,035
Vishay Intertechnology Inc.(a)	4,939	38,228
Waters Corp.(a)	2,352	152,174
Watts Water Technologies Inc. Class A	723	20,721
Woodward Governor Co.	1,391	35,512

		2,393,162
ENERGY — ALTERNATE SOURCES—0.05%
First Solar Inc.(a)(b)	1,271	144,678
Headwaters Inc.(a)	1,811	5,143

		149,821
ENGINEERING & CONSTRUCTION—0.27%
AECOM Technology Corp.(a)	2,865	66,067
Dycom Industries Inc.(a)	1,170	10,004
EMCOR Group Inc.(a)	1,753	40,617
Fluor Corp.	4,617	196,222
Granite Construction Inc.	860	20,279
Insituform Technologies Inc. Class A(a)	1,047	21,443
Jacobs Engineering Group Inc.(a)	3,271	119,195
KBR Inc.	4,181	85,042
Shaw Group Inc. (The)(a)	2,129	72,854
Stanley Inc.(a)	356	13,307
URS Corp.(a)	2,141	84,248

		729,278
ENTERTAINMENT—0.10%
Bally Technologies Inc.(a)	1,418	45,929
DreamWorks Animation SKG Inc. Class A(a)	1,970	56,244
International Game Technology	7,737	121,471
International Speedway Corp. Class A	730	18,805
Pinnacle Entertainment Inc.(a)	1,535	14,521
Scientific Games Corp. Class A(a)	1,792	16,486
Shuffle Master Inc.(a)	1,647	13,192

		286,648

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

June 30, 2010

ENVIRONMENTAL CONTROL—0.36%
Calgon Carbon Corp.(a)	1,527	20,217
Clean Harbors Inc.(a)	615	40,842
Darling International Inc.(a)	2,235	16,785
Mine Safety Appliances Co.	808	20,022
Republic Services Inc.	8,340	247,948
Stericycle Inc.(a)	2,150	140,997
Tetra Tech Inc.(a)	1,555	30,494
Waste Connections Inc.(a)	1,973	68,838
Waste Management Inc.	12,423	388,716

		974,859
FOOD—2.07%
Cal-Maine Foods Inc.	333	10,633
Calavo Growers Inc.	308	5,532
Campbell Soup Co.	4,740	169,834
ConAgra Foods Inc.	11,549	269,323
Corn Products International Inc.	1,997	60,509
Dean Foods Co.(a)	4,689	47,218
Diamond Foods Inc.	550	22,605
Flowers Foods Inc.	1,934	47,248
General Mills Inc.	17,164	609,665
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	628	2,449
H.J. Heinz Co.	8,180	353,540
Hain Celestial Group Inc.(a)	1,048	21,138
Hershey Co. (The)	4,205	201,546
Hormel Foods Corp.	1,800	72,864
J&J Snack Foods Corp.	362	15,240
J.M. Smucker Co. (The)	3,054	183,912
Kellogg Co.	6,568	330,370
Kraft Foods Inc. Class A	44,859	1,256,052
Kroger Co. (The)	16,751	329,827
Lance Inc.	825	13,604
McCormick & Co. Inc. NVS	3,341	126,824
Nash-Finch Co.	337	11,512
Ralcorp Holdings Inc.(a)	1,440	78,912
Ruddick Corp.	1,102	34,151
Safeway Inc.	10,057	197,721
Sanderson Farms Inc.	442	22,427
Sara Lee Corp.	17,094	241,025
Smithfield Foods Inc.(a)	3,713	55,324
Spartan Stores Inc.	587	8,054
SUPERVALU Inc.	5,374	58,254
Sysco Corp.	15,306	437,292
Tootsie Roll Industries Inc.(b)	623	14,734
TreeHouse Foods Inc.(a)	846	38,628
Tyson Foods Inc. Class A	8,037	131,727
United Natural Foods Inc.(a)	1,097	32,778
Whole Foods Market Inc.(a)	4,403	158,596

		5,671,068
FOREST PRODUCTS & PAPER—0.37%
Buckeye Technologies Inc.(a)	1,050	10,448
Clearwater Paper Corp.(a)	302	16,538
Deltic Timber Corp.	234	9,781
International Paper Co.	11,283	255,334
Louisiana-Pacific Corp.(a)	3,450	23,080
MeadWestvaco Corp.	4,332	96,170
Neenah Paper Inc.	450	8,235
Plum Creek Timber Co. Inc.(b)	4,217	145,613
Potlatch Corp.(b)	1,067	38,124
Rayonier Inc.	2,064	90,857

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

June 30, 2010

Rock-Tenn Co. Class A	970	48,180
Schweitzer-Mauduit International Inc.	445	22,450
Temple-Inland Inc.	2,701	55,830
Wausau Paper Corp.(a)	1,431	9,688
Weyerhaeuser Co.	5,439	191,453

		1,021,781
GAS—0.44%
AGL Resources Inc.	1,949	69,813
Atmos Energy Corp.	2,350	63,544
Energen Corp.	1,843	81,700
Laclede Group Inc. (The)	614	20,342
National Fuel Gas Co.	2,133	97,862
New Jersey Resources Corp.	1,030	36,256
Nicor Inc.	1,180	47,790
NiSource Inc.	7,100	102,950
Northwest Natural Gas Co.	726	31,632
Piedmont Natural Gas Co.	1,812	45,844
Sempra Energy	6,344	296,836
South Jersey Industries Inc.	812	34,884
Southern Union Co.	3,198	69,908
Southwest Gas Corp.	1,102	32,509
UGI Corp.	2,825	71,868
Vectren Corp.	2,117	50,088
WGL Holdings Inc.	1,249	42,503

		1,196,329
HAND & MACHINE TOOLS—0.17%
Baldor Electric Co.	1,016	36,657
Kennametal Inc.	2,111	53,683
Lincoln Electric Holdings Inc.	1,073	54,712
Regal Beloit Corp.	1,048	58,457
Snap-on Inc.	1,506	61,611
Stanley Black & Decker Inc.	4,171	210,719

		475,839
HEALTH CARE - PRODUCTS—3.62%
Abaxis Inc.(a)	600	12,858
Align Technology Inc.(a)	1,754	26,082
American Medical Systems Holdings Inc.(a)	1,945	43,023
Baxter International Inc.	15,359	624,190
Beckman Coulter Inc.	1,812	109,246
Becton, Dickinson and Co.	6,032	407,884
Boston Scientific Corp.(a)	38,877	225,487
C.R. Bard Inc.	2,428	188,243
Cantel Medical Corp.	337	5,628
CareFusion Corp.(a)	4,500	102,150
CONMED Corp.(a)	843	15,705
Cooper Companies Inc. (The)	1,187	47,231
Cyberonics Inc.(a)	621	14,705
DENTSPLY International Inc.	3,770	112,761
Edwards Lifesciences Corp.(a)	2,924	163,803
Gen-Probe Inc.(a)	1,240	56,321
Haemonetics Corp.(a)	716	38,320
Hanger Orthopedic Group Inc.(a)	827	14,853
Henry Schein Inc.(a)	2,368	130,003
Hill-Rom Holdings Inc.	1,658	50,453
Hologic Inc.(a)	6,699	93,317
ICU Medical Inc.(a)	366	11,774
IDEXX Laboratories Inc.(a)	1,437	87,513
Immucor Inc.(a)	1,929	36,748
Intuitive Surgical Inc.(a)	1,018	321,301

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

June 30, 2010

Invacare Corp.	910	18,873
Johnson & Johnson	71,038	4,195,504
Kensey Nash Corp.(a)	327	7,753
Kinetic Concepts Inc.(a)	1,641	59,913
LCA-Vision Inc.(a)	574	3,180
Masimo Corp.	1,259	29,977
Medtronic Inc.	28,271	1,025,389
Meridian Bioscience Inc.	1,154	19,618
Merit Medical Systems Inc.(a)	705	11,329
Natus Medical Inc.(a)	725	11,810
Osteotech Inc.(a)	562	1,782
Palomar Medical Technologies Inc.(a)	460	5,147
Patterson Companies Inc.	2,348	66,988
PSS World Medical Inc.(a)	1,493	31,577
ResMed Inc.(a)	1,937	117,789
St. Jude Medical Inc.(a)	8,379	302,398
Steris Corp.	1,489	46,278
Stryker Corp.	7,321	366,489
SurModics Inc.(a)(b)	444	7,286
Symmetry Medical Inc.(a)	952	10,034
TECHNE Corp.	971	55,784
Thoratec Corp.(a)	1,489	63,625
Varian Medical Systems Inc.(a)	3,111	162,643
West Pharmaceutical Services Inc.	908	33,133
Zimmer Holdings Inc.(a)	5,243	283,384
Zoll Medical Corp.(a)	585	15,854

		9,893,136
HEALTH CARE - SERVICES—1.27%
Aetna Inc.	10,824	285,537
Air Methods Corp.(a)	321	9,550
Almost Family Inc.(a)	174	6,078
Amedisys Inc.(a)	694	30,515
AMERIGROUP Corp.(a)	1,406	45,667
AmSurg Corp.(a)	825	14,701
Bio-Reference Laboratories Inc.(a)	602	13,346
Centene Corp.(a)	1,176	25,284
Community Health Systems Inc.(a)	2,397	81,043
Covance Inc.(a)	1,642	84,267
Coventry Health Care Inc.(a)	3,843	67,944
DaVita Inc.(a)	2,631	164,280
Genoptix Inc.(a)	412	7,086
Gentiva Health Services Inc.(a)	689	18,610
Health Management Associates Inc. Class A(a)	6,425	49,922
Health Net Inc.(a)	2,637	64,264
Healthways Inc.(a)	932	11,109
Humana Inc.(a)	4,435	202,546
IPC The Hospitalist Co. Inc.(a)	373	9,362
Kindred Healthcare Inc.(a)	1,132	14,535
Laboratory Corp. of America Holdings(a)	2,668	201,034
LHC Group Inc.(a)(b)	435	12,071
LifePoint Hospitals Inc.(a)	1,459	45,813
Lincare Holdings Inc.(a)	2,464	80,105
Magellan Health Services Inc.(a)	944	34,286
MedCath Corp.(a)	342	2,688
MEDNAX Inc.(a)	1,182	65,731
Molina Healthcare Inc.(a)	368	10,598
Odyssey Healthcare Inc.(a)	741	19,800
Psychiatric Solutions Inc.(a)	1,426	46,659
Quest Diagnostics Inc.	3,869	192,560
RehabCare Group Inc.(a)	623	13,569
Res-Care Inc.(a)	563	5,439
Tenet Healthcare Corp.(a)	11,526	50,023
UnitedHealth Group Inc.	29,152	827,917

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

June 30, 2010

Universal Health Services Inc. Class B	2,577	98,313
WellCare Health Plans Inc.(a)	1,148	27,253
WellPoint Inc.(a)	11,043	540,334

		3,479,839
HOLDING COMPANIES — DIVERSIFIED—0.04%
Leucadia National Corp.(a)	4,968	96,926

		96,926
HOME BUILDERS—0.17%
D.R. Horton Inc.	7,071	69,508
KB Home	1,843	20,273
Lennar Corp. Class A	4,101	57,045
M.D.C. Holdings Inc.	926	24,956
M/I Homes Inc.(a)	354	3,412
Meritage Homes Corp.(a)	732	11,917
NVR Inc.(a)	158	103,495
Pulte Homes Inc.(a)	8,337	69,030
Ryland Group Inc.	1,036	16,389
Skyline Corp.	214	3,854
Standard-Pacific Corp.(a)(b)	2,424	8,072
Thor Industries Inc.	936	22,230
Toll Brothers Inc.(a)	3,616	59,158
Winnebago Industries Inc.(a)(b)	856	8,509

		477,848
HOME FURNISHINGS—0.10%
Audiovox Corp. Class A(a)	494	3,631
DTS Inc.(a)	462	15,186
Ethan Allen Interiors Inc.	572	8,002
Harman International Industries Inc.(a)	1,823	54,490
La-Z-Boy Inc.(a)	1,501	11,152
Universal Electronics Inc.(a)	380	6,319
Whirlpool Corp.	1,929	169,405

		268,185
HOUSEHOLD PRODUCTS & WARES—0.54%
American Greetings Corp. Class A	945	17,728
Avery Dennison Corp.	2,854	91,699
Blyth Inc.	174	5,928
Central Garden & Pet Co. Class A(a)	1,945	17,447
Church & Dwight Co. Inc.	1,851	116,076
Clorox Co. (The)	3,655	227,195
Fortune Brands Inc.	3,863	151,352
Fossil Inc.(a)	1,270	44,069
Helen of Troy Ltd.(a)	804	17,736
Kid Brands Inc.(a)	325	2,285
Kimberly-Clark Corp.	10,614	643,527
Scotts Miracle-Gro Co. (The) Class A	1,210	53,736
Standard Register Co. (The)	376	1,181
Tupperware Brands Corp.	1,617	64,438
WD-40 Co.	458	15,297

		1,469,694
HOUSEWARES—0.06%
National Presto Industries Inc.	121	11,236
Newell Rubbermaid Inc.	7,050	103,212
Toro Co. (The)	847	41,605

		156,053

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

June 30, 2010

INSURANCE—4.05%
Aflac Inc.	12,148	518,355
Allstate Corp. (The)	13,872	398,543
American Financial Group Inc.	1,835	50,132
American International Group Inc.(a)	3,501	120,574
American Physicians Capital Inc.	287	8,854
Amerisafe Inc.(a)	505	8,863
Aon Corp.	6,873	255,126
Arthur J. Gallagher & Co.	2,547	62,096
Assurant Inc.	2,969	103,024
Berkshire Hathaway Inc. Class B(a)	42,636	3,397,663
Brown & Brown Inc.	3,054	58,454
Chubb Corp.	8,355	417,834
CIGNA Corp.	7,128	221,396
Cincinnati Financial Corp.	4,269	110,439
Delphi Financial Group Inc. Class A	1,193	29,121
eHealth Inc.(a)	664	7,550
Employers Holdings Inc.	613	9,029
Everest Re Group Ltd.	1,479	104,595
Fidelity National Financial Inc. Class A	5,790	75,212
First American Financial Corp.	2,624	33,272
Genworth Financial Inc. Class A(a)	12,601	164,695
Hanover Insurance Group Inc. (The)	1,114	48,459
Hartford Financial Services Group Inc. (The)	11,433	253,012
HCC Insurance Holdings Inc.	2,837	70,244
Horace Mann Educators Corp.	1,183	18,100
Infinity Property and Casualty Corp.	381	17,595
Lincoln National Corp.	7,808	189,656
Loews Corp.	9,138	304,387
Marsh & McLennan Companies Inc.	14,001	315,723
Mercury General Corp.	968	40,114
MetLife Inc.	21,175	799,568
Navigators Group Inc. (The)(a)	365	15,012
Old Republic International Corp.	6,225	75,509
Presidential Life Corp.	577	5,251
Principal Financial Group Inc.	8,201	192,231
ProAssurance Corp.(a)	856	48,587
Progressive Corp. (The)	17,176	321,535
Protective Life Corp.	2,345	50,160
Prudential Financial Inc.	11,984	643,061
Reinsurance Group of America Inc.	1,892	86,483
RLI Corp.	454	23,840
Safety Insurance Group Inc.	451	16,696
Selective Insurance Group Inc.	1,494	22,201
StanCorp Financial Group Inc.	1,138	46,134
Stewart Information Services Corp.(b)	562	5,069
Torchmark Corp.	2,171	107,486
Tower Group Inc.	1,101	23,705
Transatlantic Holdings Inc.	1,665	79,853
Travelers Companies Inc. (The)	12,805	630,646
United Fire & Casualty Co.	560	11,099
Unitrin Inc.	1,386	35,482
Unum Group	8,486	184,146
W.R. Berkley Corp.	3,434	90,864
XL Group PLC	8,826	141,304

		11,068,039
INTERNET—2.37%
Akamai Technologies Inc.(a)	4,386	177,940
Amazon.com Inc.(a)	8,849	966,842
AOL Inc.(a)	2,846	59,168
Blue Coat Systems Inc.(a)	1,110	22,677
Blue Nile Inc.(a)	368	17,325

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

June 30, 2010

comScore Inc.(a)	758	12,484
CyberSource Corp.(a)	1,760	44,933
DealerTrack Holdings Inc.(a)	929	15,282
Digital River Inc.(a)	1,022	24,436
eBay Inc.(a)	29,435	577,220
Equinix Inc.(a)	1,160	94,215
eResearchTechnology Inc.(a)	1,150	9,062
Expedia Inc.	5,453	102,407
F5 Networks Inc.(a)	2,046	140,294
Google Inc. Class A(a)	6,235	2,774,263
InfoSpace Inc.(a)	742	5,580
j2 Global Communications Inc.(a)	1,113	24,308
Knot Inc. (The)(a)	738	5,742
McAfee Inc.(a)	4,084	125,461
Netflix Inc.(a)(b)	1,033	112,236
NutriSystem Inc.	740	16,976
PCTEL Inc.(a)	614	3,095
Perficient Inc.(a)	813	7,244
Priceline.com Inc.(a)	1,226	216,438
Stamps.com Inc.(a)	276	2,829
Symantec Corp.(a)	20,349	282,444
TIBCO Software Inc.(a)	4,297	51,822
United Online Inc.	2,353	13,553
ValueClick Inc.(a)	2,158	23,069
VeriSign Inc.(a)	4,663	123,803
Websense Inc.(a)	1,058	19,996
Yahoo! Inc.(a)	30,225	418,012

		6,491,156
INVESTMENT COMPANIES—0.02%
Apollo Investment Corp.	5,116	47,732

		47,732
IRON & STEEL—0.35%
AK Steel Holding Corp.	2,926	34,878
Allegheny Technologies Inc.	2,496	110,298
Carpenter Technology Corp.	1,066	34,997
Cliffs Natural Resources Inc.	3,507	165,390
Gibraltar Industries Inc.(a)	814	8,221
Nucor Corp.	8,186	313,360
Olympic Steel Inc.	243	5,582
Reliance Steel & Aluminum Co.	1,635	59,105
Steel Dynamics Inc.	5,608	73,970
United States Steel Corp.(b)	3,744	144,331

		950,132
LEISURE TIME—0.24%
Arctic Cat Inc.(a)	336	3,061
Brunswick Corp.	2,163	26,886
Callaway Golf Co.	1,878	11,343
Carnival Corp.	11,040	333,849
Harley-Davidson Inc.	6,113	135,892
Interval Leisure Group Inc.(a)	1,046	13,023
Life Time Fitness Inc.(a)(b)	1,049	33,348
Multimedia Games Inc.(a)	742	3,339
Nautilus Inc.(a)	913	1,388
Polaris Industries Inc.(b)	801	43,751
WMS Industries Inc.(a)	1,392	54,636

		660,516

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

June 30, 2010

LODGING—0.24%
Boyd Gaming Corp.(a)	1,646	13,975
Marcus Corp.	614	5,808
Marriott International Inc. Class A	6,581	197,035
Monarch Casino & Resort Inc.(a)	270	2,735
Starwood Hotels & Resorts Worldwide Inc.(b)	4,857	201,225
Wyndham Worldwide Corp.	4,568	92,000
Wynn Resorts Ltd.	1,762	134,388

		647,166
MACHINERY—1.10%
AGCO Corp.(a)	2,331	62,867
Albany International Corp. Class A	604	9,779
Applied Industrial Technologies Inc.	973	24,636
Astec Industries Inc.(a)	480	13,310
Briggs & Stratton Corp.	1,427	24,288
Bucyrus International Inc.	2,079	98,649
Cascade Corp.	271	9,650
Caterpillar Inc.	16,122	968,448
Cognex Corp.	935	16,437
Cummins Inc.	5,213	339,523
Deere & Co.	10,938	609,028
Flowserve Corp.	1,461	123,893
Gardner Denver Inc.	1,322	58,948
Gerber Scientific Inc.(a)	700	3,745
Graco Inc.	1,624	45,781
IDEX Corp.	2,131	60,883
Intermec Inc.(a)	1,290	13,222
Intevac Inc.(a)	575	6,135
Joy Global Inc.	2,640	132,238
Lindsay Corp.(b)	332	10,521
Nordson Corp.	848	47,556
Robbins & Myers Inc.	858	18,653
Rockwell Automation Inc.	3,714	182,320
Terex Corp.(a)	2,795	52,378
Wabtec Corp.	1,195	47,669
Zebra Technologies Corp. Class A(a)	1,478	37,497

		3,018,054
MANUFACTURING—3.43%
3M Co.	18,397	1,453,179
A.O. Smith Corp.	580	27,950
Actuant Corp. Class A	1,855	34,930
Acuity Brands Inc.	1,068	38,854
AptarGroup Inc.	1,723	65,164
AZZ Inc.	335	12,318
Barnes Group Inc.	1,002	16,423
Brink’s Co. (The)	1,250	23,787
Carlisle Companies Inc.	1,647	59,506
Ceradyne Inc.(a)	702	15,002
CLARCOR Inc.	1,260	44,755
Crane Co.	1,197	36,161
Danaher Corp.	13,458	499,561
Donaldson Co. Inc.	2,051	87,475
Dover Corp.	4,797	200,467
Eastman Kodak Co.(a)(b)	6,599	28,640
Eaton Corp.	4,291	280,803
EnPro Industries Inc.(a)(b)	577	16,242
ESCO Technologies Inc.	700	18,025
Federal Signal Corp.	1,380	8,335
General Electric Co.	274,987	3,965,312
Griffon Corp.(a)	956	10,573

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

June 30, 2010

Harsco Corp.	2,058	48,363
Honeywell International Inc.	19,732	770,140
Illinois Tool Works Inc.	9,977	411,851
ITT Corp.	4,768	214,179
Lancaster Colony Corp.	467	24,919
Leggett & Platt Inc.	3,696	74,142
LSB Industries Inc.(a)	455	6,056
Lydall Inc.(a)	376	2,873
Matthews International Corp. Class A	788	23,073
Myers Industries Inc.	844	6,828
Pall Corp.	3,038	104,416
Parker Hannifin Corp.	4,167	231,102
Pentair Inc.	2,517	81,047
Roper Industries Inc.	2,366	132,401
SPX Corp.	1,291	68,178
Standex International Corp.	335	8,492
Sturm, Ruger & Co. Inc.	352	5,044
Teleflex Inc.	1,062	57,645
Textron Inc.(b)	7,046	119,571
Tredegar Corp.	593	9,678
Trinity Industries Inc.	2,138	37,885

		9,381,345
MEDIA—2.66%
CBS Corp. Class B NVS	17,660	228,344
Comcast Corp. Class A	72,667	1,262,226
DG FastChannel Inc.(a)	625	20,363
DIRECTV Class A(a)	23,498	797,052
Discovery Communications Inc. Series A(a)	7,323	261,504
Dolan Co. (The)(a)	672	7,473
E.W. Scripps Co. (The) Class A(a)	826	6,137
Gannett Co. Inc.	6,024	81,083
John Wiley & Sons Inc. Class A	1,073	41,493
McGraw-Hill Companies Inc. (The)	8,219	231,283
Meredith Corp.(b)	889	27,675
New York Times Co. (The) Class A(a)	3,188	27,576
News Corp. Class A NVS	58,271	696,921
Scholastic Corp.	618	14,906
Scripps Networks Interactive Inc. Class A	2,290	92,379
Time Warner Cable Inc.	9,155	476,792
Time Warner Inc.	29,242	845,386
Viacom Inc. Class B NVS	15,733	493,544
Walt Disney Co. (The)	50,442	1,588,923
Washington Post Co. (The) Class B	148	60,751

		7,261,811
METAL FABRICATE & HARDWARE—0.22%
A.M. Castle & Co.(a)	335	4,653
CIRCOR International Inc.	452	11,562
Commercial Metals Co.	2,967	39,224
Kaydon Corp.	849	27,898
Lawson Products Inc.	130	2,207
Mueller Industries Inc.	1,051	25,854
Precision Castparts Corp.	3,640	374,629
Timken Co. (The)	1,993	51,798
Valmont Industries Inc.	536	38,946
Worthington Industries Inc.	1,595	20,512

		597,283
MINING—0.73%
Alcoa Inc.	26,391	265,493
AMCOL International Corp.	600	14,100

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

June 30, 2010

Brush Engineered Materials Inc.(a)	562	11,229
Century Aluminum Co.(a)	1,449	12,795
Freeport-McMoRan Copper & Gold Inc.	12,128	717,129
Newmont Mining Corp.	12,679	782,801
RTI International Metals Inc.(a)	810	19,529
Titanium Metals Corp.(a)	2,036	35,813
Vulcan Materials Co.(b)	3,297	144,508

		2,003,397
MISCELLANEOUS - MANUFACTURING—0.00%
John Bean Technologies Corp.	726	11,071

		11,071
OFFICE & BUSINESS EQUIPMENT—0.15%
Pitney Bowes Inc.	5,326	116,959
Xerox Corp.	35,123	282,389

		399,348
OFFICE FURNISHINGS—0.03%
Herman Miller Inc.	1,497	28,248
HNI Corp.	1,117	30,818
Interface Inc. Class A	1,427	15,326

		74,392
OIL & GAS—7.99%
Anadarko Petroleum Corp.	12,710	458,704
Apache Corp.	8,696	732,116
Atwood Oceanics Inc.(a)	1,480	37,770
Bill Barrett Corp.(a)	1,036	31,878
Cabot Oil & Gas Corp.	2,680	83,938
Chesapeake Energy Corp.	16,689	349,634
Chevron Corp.	51,735	3,510,737
Cimarex Energy Co.	2,157	154,398
Comstock Resources Inc.(a)	1,213	33,624
ConocoPhillips	38,332	1,881,718
Denbury Resources Inc.(a)	10,170	148,889
Devon Energy Corp.	11,488	699,849
Diamond Offshore Drilling Inc.	1,806	112,315
EOG Resources Inc.	6,518	641,176
EQT Corp.	3,705	133,899
Exxon Mobil Corp.	131,661	7,513,893
Forest Oil Corp.(a)	2,890	79,070
Frontier Oil Corp.	2,697	36,275
Helmerich & Payne Inc.	2,710	98,969
Hess Corp.	7,590	382,081
Holly Corp.	1,083	28,786
Marathon Oil Corp.	18,309	569,227
Mariner Energy Inc.(a)	2,693	57,846
Murphy Oil Corp.	4,982	246,858
Nabors Industries Ltd.(a)	7,311	128,820
Newfield Exploration Co.(a)	3,447	168,420
Noble Energy Inc.	4,468	269,554
Occidental Petroleum Corp.	20,907	1,612,975
Patterson-UTI Energy Inc.	3,889	50,051
Penn Virginia Corp.	1,098	22,081
Petroleum Development Corp.(a)	459	11,760
PetroQuest Energy Inc.(a)	1,193	8,065
Pioneer Drilling Co.(a)	1,385	7,853
Pioneer Natural Resources Co.	3,029	180,074
Plains Exploration & Production Co.(a)	3,614	74,484
Pride International Inc.(a)	4,529	101,178

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

June 30, 2010

Quicksilver Resources Inc.(a)	3,044	33,484
Range Resources Corp.	4,057	162,889
Rowan Companies Inc.(a)	2,999	65,798
Seahawk Drilling Inc.(a)	300	2,916
SM Energy Co.	1,653	66,384
Southwestern Energy Co.(a)	8,928	344,978
Stone Energy Corp.(a)(b)	1,190	13,280
Sunoco Inc.	3,074	106,883
Swift Energy Co.(a)	1,035	27,852
Tesoro Corp.	3,779	44,101
Unit Corp.(a)	1,017	41,280
Valero Energy Corp.	14,709	264,468

		21,833,278
OIL & GAS SERVICES—1.54%
Baker Hughes Inc.	11,039	458,891
Basic Energy Services Inc.(a)	610	4,697
Cameron International Corp.(a)	6,375	207,315
CARBO Ceramics Inc.	465	33,568
Dril-Quip Inc.(a)	792	34,864
Exterran Holdings Inc.(a)	1,575	40,651
FMC Technologies Inc.(a)	3,183	167,617
Gulf Island Fabrication Inc.	320	4,966
Halliburton Co.	23,327	572,678
Helix Energy Solutions Group Inc.(a)	2,258	24,319
Hornbeck Offshore Services Inc.(a)	687	10,030
ION Geophysical Corp.(a)	2,889	10,054
Lufkin Industries Inc.	728	28,385
Matrix Service Co.(a)	623	5,800
National Oilwell Varco Inc.	10,818	357,751
Oceaneering International Inc.(a)	1,440	64,656
Oil States International Inc.(a)	1,300	51,454
Schlumberger Ltd.	30,716	1,699,823
SEACOR Holdings Inc.(a)	603	42,608
Smith International Inc.	6,386	240,433
Superior Energy Services Inc.(a)	2,013	37,583
Superior Well Services Inc.(a)	448	7,491
Tetra Technologies Inc.(a)	1,902	17,270
Tidewater Inc.	1,344	52,040
World Fuel Services Corp.	1,475	38,261

		4,213,205
PACKAGING & CONTAINERS—0.26%
Ball Corp.	2,344	123,833
Bemis Co. Inc.	2,740	73,980
Greif Inc. Class A	860	47,764
Owens-Illinois Inc.(a)	4,193	110,905
Packaging Corp. of America	2,624	57,780
Pactiv Corp.(a)	3,408	94,913
Sealed Air Corp.	4,075	80,359
Silgan Holdings Inc.	1,394	39,562
Sonoco Products Co.	2,514	76,627

		705,723
PHARMACEUTICALS—5.35%
Abbott Laboratories	39,755	1,859,739
Allergan Inc.	7,953	463,342
AmerisourceBergen Corp.	7,242	229,933
Bristol-Myers Squibb Co.	44,268	1,104,044
Cardinal Health Inc.	9,219	309,851
Catalyst Health Solutions Inc.(a)	937	32,326
Cephalon Inc.(a)	1,953	110,833

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

June 30, 2010

Cubist Pharmaceuticals Inc.(a)	1,559	32,115
Eli Lilly and Co.	26,148	875,958
Emergent BioSolutions Inc.(a)	432	7,059
Endo Pharmaceuticals Holdings Inc.(a)	3,040	66,333
Express Scripts Inc.(a)	14,114	663,640
Forest Laboratories Inc.(a)	7,741	212,336
Gilead Sciences Inc.(a)	23,013	788,886
Hi-Tech Pharmacal Co. Inc.(a)	243	5,567
Hospira Inc.(a)	4,237	243,416
King Pharmaceuticals Inc.(a)	6,585	49,980
Mannatech Inc.(a)	447	890
Mead Johnson Nutrition Co. Class A	5,320	266,638
Medco Health Solutions Inc.(a)	11,813	650,660
Medicis Pharmaceutical Corp. Class A	1,514	33,126
Merck & Co. Inc.	80,313	2,808,546
Mylan Inc.(a)	7,919	134,940
NBTY Inc.(a)	1,645	55,946
Neogen Corp.(a)	598	15,578
Omnicare Inc.	3,099	73,446
Par Pharmaceutical Companies Inc.(a)	967	25,103
Perrigo Co.	2,128	125,701
PetMed Express Inc.	621	11,054
Pfizer Inc.	207,750	2,962,515
PharMerica Corp.(a)	736	10,790
Salix Pharmaceuticals Ltd.(a)	1,486	57,999
United Therapeutics Corp.(a)	1,206	58,865
Valeant Pharmaceuticals International(a)(b)	1,543	80,683
VCA Antech Inc.(a)	2,238	55,413
ViroPharma Inc.(a)	1,711	19,180
Watson Pharmaceuticals Inc.(a)	2,735	110,959

		14,613,390
PIPELINES—0.42%
El Paso Corp.	18,354	203,913
ONEOK Inc.	2,769	119,759
Questar Corp.	4,526	205,888
Spectra Energy Corp.	16,722	335,611
Williams Companies Inc. (The)	15,173	277,362

		1,142,533
REAL ESTATE—0.07%
CB Richard Ellis Group Inc. Class A(a)	7,050	95,951
Forestar Group Inc.(a)	967	17,367
Jones Lang LaSalle Inc.	1,110	72,860

		186,178
REAL ESTATE INVESTMENT TRUSTS—2.01%
Acadia Realty Trust	909	15,289
Alexandria Real Estate Equities Inc.(b)	1,135	71,925
AMB Property Corp.	4,459	105,723
Apartment Investment and Management Co. Class A	2,895	56,076
AvalonBay Communities Inc.	2,136	199,438
BioMed Realty Trust Inc.	3,016	48,527
Boston Properties Inc.	3,615	257,894
BRE Properties Inc. Class A	1,602	59,162
Camden Property Trust	1,648	67,321
Cedar Shopping Centers Inc.	1,184	7,128
Colonial Properties Trust	1,685	24,483
Corporate Office Properties Trust	1,516	57,244
Cousins Properties Inc.	2,785	18,771
DiamondRock Hospitality Co.(a)	4,140	34,031
Duke Realty Corp.	6,370	72,299

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

June 30, 2010

EastGroup Properties Inc.	684	24,337
Entertainment Properties Trust	1,230	46,826
Equity One Inc.	959	14,960
Equity Residential	7,327	305,096
Essex Property Trust Inc.	777	75,789
Extra Space Storage Inc.	2,255	31,345
Federal Realty Investment Trust	1,584	111,308
Franklin Street Properties Corp.	1,578	18,636
HCP Inc.	7,628	246,003
Health Care REIT Inc.	3,139	132,215
Healthcare Realty Trust Inc.	1,578	34,669
Highwoods Properties Inc.	1,885	52,328
Home Properties Inc.	968	43,628
Hospitality Properties Trust	3,220	67,942
Host Hotels & Resorts Inc.	16,983	228,931
Inland Real Estate Corp.	1,688	13,369
Kilroy Realty Corp.	1,319	39,214
Kimco Realty Corp.	10,568	142,034
Kite Realty Group Trust	1,948	8,143
LaSalle Hotel Properties	1,890	38,877
Lexington Realty Trust	2,590	15,566
Liberty Property Trust	2,948	85,050
LTC Properties Inc.	573	13,907
Macerich Co. (The)	3,303	123,268
Mack-Cali Realty Corp.	2,046	60,828
Medical Properties Trust Inc.	2,746	25,922
Mid-America Apartment Communities Inc.	790	40,661
National Retail Properties Inc.	2,129	45,646
Nationwide Health Properties Inc.	3,161	113,069
Omega Healthcare Investors Inc.	2,554	50,901
Parkway Properties Inc.	655	9,543
Pennsylvania Real Estate Investment Trust	1,481	18,098
Post Properties Inc.	1,166	26,503
ProLogis	12,419	125,804
PS Business Parks Inc.	450	25,101
Public Storage	3,496	307,333
Realty Income Corp.(b)	2,765	83,862
Regency Centers Corp.	2,091	71,930
Senior Housing Properties Trust	3,355	67,469
Simon Property Group Inc.	7,502	605,786
SL Green Realty Corp.	1,976	108,759
Sovran Self Storage Inc.	771	26,546
Tanger Factory Outlet Centers Inc.	1,062	43,946
UDR Inc.	4,197	80,289
Urstadt Biddle Properties Inc. Class A(b)	570	9,194
Ventas Inc.	4,038	189,584
Vornado Realty Trust	4,091	298,438
Weingarten Realty Investors	2,721	51,835

		5,495,799
RETAIL—6.21%
99 Cents Only Stores(a)	1,053	15,584
Abercrombie & Fitch Co. Class A	2,252	69,114
Advance Auto Parts Inc.	2,258	113,306
Aeropostale Inc.(a)	2,353	67,390
American Eagle Outfitters Inc.	5,283	62,075
AnnTaylor Stores Corp.(a)	1,620	26,357
AutoNation Inc.(a)(b)	2,376	46,332
AutoZone Inc.(a)	769	148,586
Barnes & Noble Inc.	1,119	14,435
Bed Bath & Beyond Inc.(a)	6,774	251,180
Best Buy Co. Inc.	8,892	301,083
Big 5 Sporting Goods Corp.	609	8,002
Big Lots Inc.(a)	1,985	63,699

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

June 30, 2010

Biglari Holdings Inc.(a)	39	11,189
BJ’s Restaurants Inc.(a)	554	13,074
BJ’s Wholesale Club Inc.(a)	1,304	48,261
Bob Evans Farms Inc.	759	18,687
Brinker International Inc.	2,711	39,201
Brown Shoe Co. Inc.	1,152	17,487
Buckle Inc. (The)(b)	717	23,245
Buffalo Wild Wings Inc.(a)	442	16,168
Burger King Holdings Inc.	2,397	40,365
Cabela’s Inc.(a)(b)	1,075	15,201
California Pizza Kitchen Inc.(a)	758	11,484
CarMax Inc.(a)	5,740	114,226
Casey’s General Stores Inc.	1,253	43,730
Cash America International Inc.	822	28,170
Cato Corp. (The) Class A	850	18,717
CEC Entertainment Inc.(a)	525	18,512
Cheesecake Factory Inc. (The)(a)	1,503	33,457
Chico’s FAS Inc.	4,489	44,351
Children’s Place Retail Stores Inc. (The)(a)	768	33,807
Chipotle Mexican Grill Inc.(a)	807	110,406
Christopher & Banks Corp.	971	6,011
CKE Restaurants Inc.	1,242	15,562
Coldwater Creek Inc.(a)	1,602	5,383
Collective Brands Inc.(a)	1,592	25,154
Copart Inc.(a)	1,799	64,422
Costco Wholesale Corp.	11,378	623,856
Cracker Barrel Old Country Store Inc.	639	29,752
CVS Caremark Corp.	34,952	1,024,793
Darden Restaurants Inc.	3,613	140,365
Dick’s Sporting Goods Inc.(a)	2,329	57,969
DineEquity Inc.(a)(b)	344	9,604
Dollar Tree Inc.(a)	3,187	132,675
Dress Barn Inc.(a)	1,529	36,406
EZCORP Inc.(a)	1,277	23,688
Family Dollar Stores Inc.	3,395	127,958
Finish Line Inc. (The) Class A	1,417	19,739
First Cash Financial Services Inc.(a)	730	15,914
Foot Locker Inc.	4,228	53,357
Fred’s Inc. Class A	1,091	12,066
GameStop Corp. Class A(a)(b)	3,754	70,538
Gap Inc. (The)	11,604	225,814
Genesco Inc.(a)	569	14,970
Group 1 Automotive Inc.(a)	607	14,283
Haverty Furniture Companies Inc.	355	4,363
Hibbett Sports Inc.(a)	661	15,838
Home Depot Inc. (The)	43,213	1,212,989
Hot Topic Inc.(a)	1,275	6,477
HSN Inc.(a)	1,046	25,104
J. Crew Group Inc.(a)	1,418	52,197
J.C. Penney Co. Inc.	6,038	129,696
Jack in the Box Inc.(a)	1,441	28,027
Jo-Ann Stores Inc.(a)	642	24,081
Jos. A. Bank Clothiers Inc.(a)	440	23,756
Kohl’s Corp.(a)	7,902	375,345
Landry’s Restaurants Inc.(a)	276	6,751
Limited Brands Inc.	6,893	152,129
Lithia Motors Inc. Class A(a)	390	2,410
Lowe’s Companies Inc.	36,953	754,580
Lumber Liquidators Holdings Inc.(a)	408	9,519
Macy’s Inc.	10,987	196,667
MarineMax Inc.(a)	450	3,123
McDonald’s Corp.	27,707	1,825,060
Men’s Wearhouse Inc. (The)	1,437	26,383
Movado Group Inc.(a)	566	6,045
MSC Industrial Direct Co. Inc. Class A	1,164	58,968

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

June 30, 2010

Nordstrom Inc.	4,356	140,220
O’Charley’s Inc.(a)	578	3,063
O’Reilly Automotive Inc.(a)	3,598	171,121
Office Depot Inc.(a)	7,469	30,175
OfficeMax Inc.(a)	1,991	26,002
P.F. Chang’s China Bistro Inc.(a)(b)	558	22,125
Panera Bread Co. Class A(a)	846	63,695
Papa John’s International Inc.(a)	611	14,126
Pep Boys - Manny, Moe & Jack (The)	1,416	12,546
PetSmart Inc.	2,965	89,454
RadioShack Corp.	3,260	63,603
Red Robin Gourmet Burgers Inc.(a)	451	7,739
Regis Corp.	1,559	24,274
Ross Stores Inc.	3,213	171,221
Ruby Tuesday Inc.(a)	1,548	13,158
Ruth’s Hospitality Group Inc.(a)	390	1,630
Saks Inc.(a)(b)	4,295	32,599
School Specialty Inc.(a)	348	6,288
Sears Holdings Corp.(a)(b)	1,277	82,558
Sonic Automotive Inc.(a)	849	7,267
Sonic Corp.(a)	1,671	12,950
Stage Stores Inc.	1,149	12,271
Staples Inc.	18,832	358,750
Starbucks Corp.(a)	19,304	469,087
Stein Mart Inc.(a)	722	4,498
Target Corp.	18,902	929,411
Texas Roadhouse Inc.(a)	1,440	18,173
Tiffany & Co.	3,210	121,691
TJX Companies Inc. (The)	10,549	442,531
Tractor Supply Co.	925	56,397
Tuesday Morning Corp.(a)	726	2,897
Under Armour Inc. Class A(a)(b)	974	32,269
Urban Outfitters Inc.(a)	3,379	116,204
Wal-Mart Stores Inc.	53,505	2,571,985
Walgreen Co.	25,116	670,597
Wendy’s/Arby’s Group Inc. Class A	9,066	36,264
Williams-Sonoma Inc.	2,729	67,734
Yum! Brands Inc.	12,099	472,345
Zale Corp.(a)(b)	951	1,503
Zumiez Inc.(a)	488	7,862

		16,964,951
SAVINGS & LOANS—0.24%
Astoria Financial Corp.	2,013	27,699
Brookline Bancorp Inc.	1,669	14,821
Dime Community Bancshares Inc.	731	9,013
First Niagara Financial Group Inc.	5,252	65,808
Hudson City Bancorp Inc.	12,293	150,466
New York Community Bancorp Inc.	11,209	171,161
NewAlliance Bancshares Inc.	2,864	32,105
People’s United Financial Inc.	9,891	133,529
Washington Federal Inc.	2,798	45,272

		649,874
SEMICONDUCTORS—2.65%
Actel Corp.(a)	699	8,961
Advanced Micro Devices Inc.(a)	14,352	105,057
Altera Corp.	7,637	189,474
Analog Devices Inc.	7,591	211,485
Applied Materials Inc.	34,414	413,656
Atmel Corp.(a)	11,406	54,749
ATMI Inc.(a)	795	11,639
Broadcom Corp. Class A	11,142	367,352

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

June 30, 2010

Brooks Automation Inc.(a)	1,921	14,849
Cabot Microelectronics Corp.(a)	551	19,059
Cohu Inc.	579	7,023
Cree Inc.(a)	2,817	169,105
Cypress Semiconductor Corp.(a)	3,976	39,919
Diodes Inc.(a)	800	12,696
DSP Group Inc.(a)	744	4,754
Exar Corp.(a)	1,391	9,640
Fairchild Semiconductor International Inc.(a)	3,270	27,501
Hittite Microwave Corp.(a)	501	22,415
Integrated Device Technology Inc.(a)	4,489	22,221
Intel Corp.	143,305	2,787,282
International Rectifier Corp.(a)	1,946	36,215
Intersil Corp. Class A	3,282	39,745
KLA-Tencor Corp.	4,483	124,986
Kopin Corp.(a)	1,799	6,099
Kulicke and Soffa Industries Inc.(a)	2,142	15,037
Lam Research Corp.(a)	3,275	124,647
Linear Technology Corp.	5,804	161,409
LSI Corp.(a)	16,810	77,326
MEMC Electronic Materials Inc.(a)	5,846	57,758
Micrel Inc.	953	9,702
Microchip Technology Inc.	4,758	131,987
Micron Technology Inc.(a)	22,132	187,901
Microsemi Corp.(a)	2,000	29,260
MKS Instruments Inc.(a)	1,194	22,352
National Semiconductor Corp.	6,095	82,039
Novellus Systems Inc.(a)	2,477	62,817
NVIDIA Corp.(a)	14,966	152,803
Pericom Semiconductor Corp.(a)	844	8,102
QLogic Corp.(a)	2,982	49,561
Rovi Corp.(a)	2,643	100,196
Rudolph Technologies Inc.(a)	612	4,621
Semtech Corp.(a)	1,497	24,506
Silicon Laboratories Inc.(a)	1,227	49,767
Skyworks Solutions Inc.(a)	4,447	74,665
Standard Microsystems Corp.(a)	562	13,083
Supertex Inc.(a)	362	8,927
Teradyne Inc.(a)	4,699	45,815
Tessera Technologies Inc.(a)	1,288	20,672
Texas Instruments Inc.	31,605	735,764
TriQuint Semiconductor Inc.(a)	3,827	23,383
Ultratech Inc.(a)	620	10,087
Varian Semiconductor Equipment Associates Inc.(a)	1,905	54,597
Veeco Instruments Inc.(a)(b)	1,016	34,828
Xilinx Inc.	6,905	174,420

		7,253,914
SOFTWARE—4.13%
ACI Worldwide Inc.(a)	961	18,711
Acxiom Corp.(a)	2,117	31,099
Adobe Systems Inc.(a)	13,527	357,519
Advent Software Inc.(a)	372	17,469
ANSYS Inc.(a)	2,296	93,149
Autodesk Inc.(a)	5,988	145,868
Automatic Data Processing Inc.	12,869	518,106
Avid Technology Inc.(a)(b)	728	9,267
Blackbaud Inc.	1,195	26,015
BMC Software Inc.(a)	4,582	158,675
Broadridge Financial Solutions Inc.	3,548	67,589
CA Inc.	10,034	184,626
Cerner Corp.(a)	1,765	133,946
Citrix Systems Inc.(a)	4,743	200,297
CommVault Systems Inc.(a)	1,110	24,975

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

June 30, 2010

Computer Programs and Systems Inc.	253	10,353
Compuware Corp.(a)	5,680	45,326
Concur Technologies Inc.(a)	1,064	45,412
CSG Systems International Inc.(a)	804	14,737
Digi International Inc.(a)	614	5,078
Dun & Bradstreet Corp. (The)	1,264	84,840
Ebix Inc.(a)(b)	711	11,148
Eclipsys Corp.(a)	1,438	25,654
Electronic Arts Inc.(a)	8,522	122,717
Epicor Software Corp.(a)	1,408	11,250
EPIQ Systems Inc.(a)	722	9,335
Fair Isaac Corp.	1,185	25,821
Fidelity National Information Services Inc.	8,396	225,181
Fiserv Inc.(a)	3,885	177,389
Global Payments Inc.	2,115	77,282
Informatica Corp.(a)	2,365	56,476
Interactive Intelligence Inc.(a)	329	5,405
Intuit Inc.(a)	8,038	279,481
JDA Software Group Inc.(a)	970	21,321
ManTech International Corp. Class A(a)	591	25,159
Microsoft Corp.	196,381	4,518,727
MicroStrategy Inc. Class A(a)	237	17,796
MSCI Inc. Class A(a)	2,966	81,268
Novell Inc.(a)	9,286	52,744
Omnicell Inc.(a)	940	10,989
Oracle Corp.	100,829	2,163,790
Parametric Technology Corp.(a)	3,061	47,966
Paychex Inc.	8,170	212,175
Phase Forward Inc.(a)	1,166	19,449
Phoenix Technologies Ltd.(a)	743	2,147
Progress Software Corp.(a)	980	29,429
Quality Systems Inc.(b)	446	25,864
Quest Software Inc.(a)	1,625	29,315
Red Hat Inc.(a)	4,845	140,214
Salesforce.com Inc.(a)	2,947	252,912
SEI Investments Co.	3,415	69,529
Smith Micro Software Inc.(a)	607	5,773
Solera Holdings Inc.	1,824	66,029
Sybase Inc.(a)	2,226	143,933
SYNNEX Corp.(a)	460	11,785
Take-Two Interactive Software Inc.(a)	1,949	17,541
Taleo Corp. Class A(a)	1,049	25,480
THQ Inc.(a)	1,791	7,737
Total System Services Inc.	5,177	70,407

		11,289,675
STORAGE & WAREHOUSING—0.01%
Mobile Mini Inc.(a)	862	14,033

		14,033
TELECOMMUNICATIONS—5.17%
ADC Telecommunications Inc.(a)	2,454	18,184
ADPT Corp.(a)	3,127	9,037
ADTRAN Inc.	1,284	35,015
American Tower Corp. Class A(a)	10,350	460,575
Anixter International Inc.(a)	804	34,250
Applied Signal Technology Inc.	327	6,426
ARRIS Group Inc.(a)	3,121	31,803
AT&T Inc.	152,193	3,681,549
Black Box Corp.	489	13,638
Cbeyond Inc.(a)	677	8,463
CenturyLink Inc.	7,753	258,252
Ciena Corp.(a)(b)	2,460	31,193

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

June 30, 2010

Cincinnati Bell Inc.(a)	5,339	16,070
Cisco Systems Inc.(a)	147,096	3,134,616
CommScope Inc.(a)	2,469	58,688
Comtech Telecommunications Corp.(a)	695	20,801
Corning Inc.	40,205	649,311
EMS Technologies Inc.(a)	416	6,248
Frontier Communications Corp.(b)	7,896	56,141
General Communication Inc. Class A(a)	1,274	9,670
Harmonic Inc.(a)	2,818	15,330
Harris Corp.	3,296	137,278
JDS Uniphase Corp.(a)	6,035	59,384
Juniper Networks Inc.(a)	13,649	311,470
MetroPCS Communications Inc.(a)	6,712	54,971
Motorola Inc.(a)	59,715	389,342
NETGEAR Inc.(a)	932	16,627
Network Equipment Technologies Inc.(a)	743	2,593
NeuStar Inc. Class A(a)	2,046	42,189
Neutral Tandem Inc.(a)	834	9,383
Newport Corp.(a)	1,071	9,703
Novatel Wireless Inc.(a)	818	4,695
NTELOS Holdings Corp.	808	13,898
Plantronics Inc.	1,212	34,663
Polycom Inc.(a)	2,265	67,474
QUALCOMM Inc.	42,205	1,386,012
Qwest Communications International Inc.	38,667	203,002
RF Micro Devices Inc.(a)	6,642	25,970
Sprint Nextel Corp.(a)	76,572	324,665
Symmetricom Inc.(a)	1,391	7,080
Syniverse Holdings Inc.(a)	1,752	35,828
Tekelec(a)	1,758	23,276
Telephone and Data Systems Inc.	2,423	73,635
Tellabs Inc.	9,682	61,868
Tollgrade Communications Inc.(a)	333	2,098
tw telecom inc.(a)	4,075	67,971
USA Mobility Inc.(a)	594	7,675
Verizon Communications Inc.	72,803	2,039,940
ViaSat Inc.(a)	1,004	32,690
Windstream Corp.	12,453	131,504

		14,132,144
TEXTILES—0.06%
Cintas Corp.	3,430	82,217
G&K Services Inc. Class A	438	9,045
Mohawk Industries Inc.(a)	1,450	66,352
UniFirst Corp.	372	16,375

		173,989
TOYS, GAMES & HOBBIES—0.13%
Hasbro Inc.	3,352	137,767
JAKKS Pacific Inc.(a)	721	10,368
Mattel Inc.	9,456	200,089
RC2 Corp.(a)	559	9,006

		357,230
TRANSPORTATION—1.82%
Alexander & Baldwin Inc.	1,063	31,656
Arkansas Best Corp.	704	14,608
Bristow Group Inc.(a)	943	27,724
C.H. Robinson Worldwide Inc.	4,300	239,338
Con-way Inc.	1,490	44,730
CSX Corp.	9,983	495,456
Expeditors International of Washington Inc.	5,451	188,114

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

June 30, 2010

FedEx Corp.	8,083	566,699
Forward Air Corp.	843	22,972
Heartland Express Inc.	1,276	18,528
Hub Group Inc. Class A(a)	1,073	32,201
J.B. Hunt Transport Services Inc.	2,273	74,259
Kansas City Southern Industries Inc.(a)	2,623	95,346
Kirby Corp.(a)	1,419	54,277
Knight Transportation Inc.	1,627	32,930
Landstar System Inc.	1,293	50,414
Norfolk Southern Corp.	9,545	506,362
Old Dominion Freight Line Inc.(a)	672	23,614
Overseas Shipholding Group Inc.	679	25,150
Ryder System Inc.	1,421	57,167
Union Pacific Corp.	13,044	906,688
United Parcel Service Inc. Class B	25,562	1,454,222
Werner Enterprises Inc.	1,039	22,744

		4,985,199
TRUCKING & LEASING—0.01%
GATX Corp.	1,227	32,736

		32,736
WATER—0.03%
American States Water Co.	460	15,245
Aqua America Inc.	3,537	62,534

		77,779

TOTAL COMMON STOCKS
(Cost: $ 327,895,152)		272,885,335

RIGHTS—0.00%

BANKS—0.00%
Hanmi Financial Corp.(a)(b)(d)	1,091	66

		66

TOTAL RIGHTS
(Cost: $ 0)		66

SHORT-TERM INVESTMENTS—0.84%

MONEY MARKET FUNDS—0.84%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(e)(f)	1,729,496	1,729,496
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(e)(f)	415,725	415,725

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 1500 Index Fund

June 30, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(e)	164,088	164,088

		2,309,309

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 2,309,309)		2,309,309

TOTAL INVESTMENTS IN SECURITIES—100.67%
(Cost: $330,204,461)		275,194,710
Other Assets, Less Liabilities—(0.67)%		(1,830,897)

NET ASSETS—100.00%		$273,363,813

NVS—Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P 500 Index Fund

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.88%

ADVERTISING—0.15%
Interpublic Group of Companies Inc. (The)(a)(b)	1,074,991	$7,664,686
Omnicom Group Inc.	675,228	23,160,320

		30,825,006
AEROSPACE & DEFENSE—2.29%
Boeing Co. (The)	1,669,606	104,767,776
General Dynamics Corp.	848,505	49,688,453
Goodrich Corp.	275,380	18,243,925
L-3 Communications Holdings Inc.	254,594	18,035,439
Lockheed Martin Corp.	685,498	51,069,601
Northrop Grumman Corp.	662,529	36,068,079
Raytheon Co.	838,258	40,563,304
Rockwell Collins Inc.	346,236	18,395,519
United Technologies Corp.	2,052,325	133,216,416

		470,048,512
AGRICULTURE—2.02%
Altria Group Inc.	4,581,737	91,818,009
Archer-Daniels-Midland Co.	1,414,416	36,520,221
Lorillard Inc.	336,206	24,200,108
Monsanto Co.	1,199,981	55,463,122
Philip Morris International Inc.	4,073,108	186,711,271
Reynolds American Inc.	371,815	19,378,998

		414,091,729
AIRLINES—0.09%
Southwest Airlines Co.	1,637,516	18,192,803

		18,192,803
APPAREL—0.52%
Coach Inc.	671,169	24,531,227
Nike Inc. Class B	854,644	57,731,202
Polo Ralph Lauren Corp.	144,791	10,563,951
VF Corp.	193,749	13,791,054

		106,617,434
AUTO MANUFACTURERS—0.52%
Ford Motor Co.(a)(b)	7,490,958	75,508,856
PACCAR Inc.	802,641	32,001,297

		107,510,153
AUTO PARTS & EQUIPMENT—0.22%
Goodyear Tire & Rubber Co. (The)(a)	532,627	5,294,312
Johnson Controls Inc.	1,479,701	39,759,566

		45,053,878
BANKS—5.25%
Bank of America Corp.	22,066,807	317,100,017
Bank of New York Mellon Corp. (The)	2,667,491	65,860,353
BB&T Corp.	1,522,269	40,050,897

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Index Fund

June 30, 2010

Comerica Inc.	387,838	14,284,074
Fifth Third Bancorp	1,748,287	21,486,447
First Horizon National Corp.(a)	504,670	5,778,472
Huntington Bancshares Inc.	1,573,754	8,718,597
KeyCorp	1,933,897	14,871,668
M&T Bank Corp.(b)	183,031	15,548,483
Marshall & Ilsley Corp.	1,159,879	8,327,931
Northern Trust Corp.	531,989	24,843,886
PNC Financial Services Group Inc. (The)(c)	1,156,811	65,359,822
Regions Financial Corp.	2,623,043	17,259,623
State Street Corp.	1,103,566	37,322,602
SunTrust Banks Inc.	1,099,544	25,619,375
U.S. Bancorp	4,216,981	94,249,525
Wells Fargo & Co.	11,459,376	293,360,026
Zions Bancorporation(b)	352,968	7,613,520

		1,077,655,318
BEVERAGES—2.65%
Brown-Forman Corp. Class B NVS	239,120	13,684,838
Coca-Cola Co. (The)	5,074,187	254,318,252
Coca-Cola Enterprises Inc.	715,520	18,503,347
Constellation Brands Inc. Class A(a)	420,761	6,572,287
Dr Pepper Snapple Group Inc.	540,450	20,207,426
Molson Coors Brewing Co. Class B NVS	347,098	14,703,071
PepsiCo Inc.	3,547,059	216,193,246

		544,182,467
BIOTECHNOLOGY—1.23%
Amgen Inc.(a)	2,107,102	110,833,565
Biogen Idec Inc.(a)	587,299	27,867,338
Celgene Corp.(a)	1,013,727	51,517,606
Genzyme Corp.(a)	587,015	29,802,752
Life Technologies Corp.(a)	401,693	18,979,994
Millipore Corp.(a)	123,251	13,144,719

		252,145,974
BUILDING MATERIALS—0.04%
Masco Corp.	790,967	8,510,805

		8,510,805
CHEMICALS—1.61%
Air Products and Chemicals Inc.	467,076	30,271,196
Airgas Inc.	183,614	11,420,791
CF Industries Holdings Inc.	156,223	9,912,349
Dow Chemical Co. (The)	2,539,994	60,248,658
E.I. du Pont de Nemours and Co.	1,992,494	68,920,367
Eastman Chemical Co.	159,148	8,492,137
Ecolab Inc.	513,379	23,055,851
FMC Corp.	159,878	9,181,794
International Flavors & Fragrances Inc.	174,609	7,406,914
PPG Industries Inc.	365,902	22,104,140
Praxair Inc.	672,972	51,139,142
Sherwin-Williams Co. (The)	202,765	14,029,310
Sigma-Aldrich Corp.	267,039	13,306,553

		329,489,202
COAL—0.22%
CONSOL Energy Inc.	496,498	16,761,772
Massey Energy Co.	225,894	6,178,201

Peabody Energy Corp.	591,231	23,134,869

46,074,842

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Index Fund

June 30, 2010

COMMERCIAL SERVICES—1.31%
Apollo Group Inc. Class A(a)	276,764	11,754,167
DeVry Inc.	136,714	7,176,118
Equifax Inc.	278,283	7,808,621
H&R Block Inc.	724,182	11,362,415
Iron Mountain Inc.	398,047	8,940,135
MasterCard Inc. Class A	212,898	42,479,538
McKesson Corp.	596,979	40,093,110
Monster Worldwide Inc.(a)	278,027	3,239,014
Moody’s Corp.(b)	431,612	8,597,711
Quanta Services Inc.(a)	463,989	9,581,373
R.R. Donnelley & Sons Co.	454,426	7,438,954
Robert Half International Inc.	329,474	7,759,113
SAIC Inc.(a)	643,639	10,774,517
Visa Inc. Class A(b)	995,251	70,414,008
Western Union Co.	1,478,446	22,043,630

		269,462,424
COMPUTERS—6.49%
Apple Inc.(a)	2,001,377	503,406,357
Cognizant Technology Solutions Corp. Class A(a)	658,597	32,969,366
Computer Sciences Corp.	339,249	15,351,017
Dell Inc.(a)	3,790,633	45,715,034
EMC Corp.(a)	4,520,043	82,716,787
Hewlett-Packard Co.	5,134,564	222,223,930
International Business Machines Corp.	2,820,425	348,266,079
Lexmark International Inc. Class A(a)(b)	172,920	5,711,548
NetApp Inc.(a)	758,093	28,284,450
SanDisk Corp.(a)	505,845	21,280,899
Teradata Corp.(a)	367,109	11,189,482
Western Digital Corp.(a)	504,120	15,204,259

		1,332,319,208
COSMETICS & PERSONAL CARE—2.46%
Avon Products Inc.	942,312	24,971,268
Colgate-Palmolive Co.	1,078,456	84,939,195
Estee Lauder Companies Inc. (The) Class A	263,239	14,670,309
Procter & Gamble Co. (The)	6,334,181	379,924,176

		504,504,948
DISTRIBUTION & WHOLESALE—0.20%
Fastenal Co.(b)	288,613	14,485,486
Genuine Parts Co.	349,295	13,779,688
W.W. Grainger Inc.	136,326	13,557,621

		41,822,795
DIVERSIFIED FINANCIAL SERVICES—5.48%
American Express Co.	2,642,359	104,901,652
Ameriprise Financial Inc.	562,555	20,325,112
Capital One Financial Corp.	1,004,182	40,468,535
Charles Schwab Corp. (The)	2,152,617	30,524,109
Citigroup Inc.(a)	49,716,697	186,934,781
CME Group Inc.	144,527	40,691,577
Discover Financial Services	1,196,212	16,723,044
E*TRADE Financial Corp.(a)	434,376	5,134,324
Federated Investors Inc. Class B	195,083	4,040,169

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Index Fund

June 30, 2010

Franklin Resources Inc.	325,033	28,014,594
Goldman Sachs Group Inc. (The)	1,132,267	148,632,689
IntercontinentalExchange Inc.(a)	162,649	18,384,216
Invesco Ltd.(b)	1,027,636	17,295,114
Janus Capital Group Inc.	401,502	3,565,338
JPMorgan Chase & Co.	8,750,898	320,370,376
Legg Mason Inc.	362,243	10,153,671
Morgan Stanley	3,073,810	71,343,130
NASDAQ OMX Group Inc. (The)(a)	319,409	5,679,092
NYSE Euronext Inc.	574,094	15,862,217
SLM Corp.(a)	1,068,568	11,102,422
T. Rowe Price Group Inc.	570,936	25,343,849

		1,125,490,011
ELECTRIC—3.37%
AES Corp. (The)(a)	1,469,682	13,579,862
Allegheny Energy Inc.	372,885	7,711,262
Ameren Corp.	524,176	12,459,664
American Electric Power Co. Inc.	1,053,245	34,019,814
CenterPoint Energy Inc.	915,988	12,054,402
CMS Energy Corp.	504,777	7,394,983
Consolidated Edison Inc.	620,243	26,732,473
Constellation Energy Group Inc.	443,620	14,306,745
Dominion Resources Inc.	1,311,119	50,792,750
DTE Energy Co.	370,473	16,897,274
Duke Energy Corp.	2,888,369	46,213,904
Edison International	716,634	22,731,630
Entergy Corp.	416,382	29,821,279
Exelon Corp.	1,452,993	55,170,144
FirstEnergy Corp.	670,526	23,622,631
FPL Group Inc.	912,134	44,475,654
Integrys Energy Group Inc.	169,114	7,397,046
Northeast Utilities	386,907	9,858,390
NRG Energy Inc.(a)	561,589	11,911,303
Pepco Holdings Inc.	490,235	7,686,885
PG&E Corp.	819,022	33,661,804
Pinnacle West Capital Corp.	238,245	8,662,588
PPL Corp.	1,029,702	25,691,065
Progress Energy Inc.	631,683	24,774,607
Public Service Enterprise Group Inc.	1,112,784	34,863,523
SCANA Corp.	249,182	8,910,748
Southern Co.	1,813,501	60,353,313
TECO Energy Inc.	469,908	7,081,514
Wisconsin Energy Corp.	257,138	13,047,182
Xcel Energy Inc.	1,010,868	20,833,989

		692,718,428
ELECTRICAL COMPONENTS & EQUIPMENT—0.38%
Emerson Electric Co.	1,656,226	72,360,514
Molex Inc.	297,582	5,427,896

		77,788,410
ELECTRONICS—0.56%
Agilent Technologies Inc.(a)	765,675	21,768,140
Amphenol Corp. Class A	381,779	14,996,279
FLIR Systems Inc.(a)	337,023	9,803,999
Jabil Circuit Inc.	426,753	5,675,815
PerkinElmer Inc.	258,423	5,341,603
Thermo Fisher Scientific Inc.(a)	902,769	44,280,820
Waters Corp.(a)	204,426	13,226,362

		115,093,018

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Index Fund

June 30, 2010

ENERGY — ALTERNATE SOURCES—0.06%
First Solar Inc.(a)(b)	106,894	12,167,744

		12,167,744
ENGINEERING & CONSTRUCTION—0.13%
Fluor Corp.	393,172	16,709,810
Jacobs Engineering Group Inc.(a)	275,024	10,021,875

		26,731,685
ENTERTAINMENT—0.05%
International Game Technology	655,764	10,295,495

		10,295,495
ENVIRONMENTAL CONTROL—0.33%
Republic Services Inc.	713,909	21,224,515
Stericycle Inc.(a)	186,156	12,208,110
Waste Management Inc.	1,062,418	33,243,059

		66,675,684
FOOD—2.15%
Campbell Soup Co.(b)	411,649	14,749,384
ConAgra Foods Inc.	980,064	22,855,092
Dean Foods Co.(a)	399,529	4,023,257
General Mills Inc.	1,459,558	51,843,500
H.J. Heinz Co.	695,635	30,065,345
Hershey Co. (The)	364,878	17,488,602
Hormel Foods Corp.	152,127	6,158,101
J.M. Smucker Co. (The)	262,032	15,779,567
Kellogg Co.	561,028	28,219,708
Kraft Foods Inc. Class A	3,835,077	107,382,156
Kroger Co. (The)	1,421,461	27,988,567
McCormick & Co. Inc. NVS	292,031	11,085,497
Safeway Inc.	854,818	16,805,722
Sara Lee Corp.(b)	1,454,533	20,508,915
SUPERVALU Inc.	465,989	5,051,321
Sysco Corp.	1,301,282	37,177,627
Tyson Foods Inc. Class A	671,698	11,009,130
Whole Foods Market Inc.(a)(b)	377,135	13,584,403

		441,775,894
FOREST PRODUCTS & PAPER—0.29%
International Paper Co.	960,345	21,732,608
MeadWestvaco Corp.	376,786	8,364,649
Plum Creek Timber Co. Inc.(b)	358,506	12,379,212
Weyerhaeuser Co.	465,481	16,384,931

		58,861,400
GAS—0.19%
Nicor Inc.	99,984	4,049,352
NiSource Inc.	608,797	8,827,557
Sempra Energy	544,498	25,477,061

		38,353,970
HAND & MACHINE TOOLS—0.11%
Snap-on Inc.	126,648	5,181,170
Stanley Black & Decker Inc.	352,805	17,823,708

		23,004,878

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Index Fund

June 30, 2010

HEALTH CARE - PRODUCTS—3.49%
Baxter International Inc.	1,311,942	53,317,323
Becton, Dickinson and Co.	513,267	34,707,115
Boston Scientific Corp.(a)	3,335,358	19,345,076
C.R. Bard Inc.	209,166	16,216,640
CareFusion Corp.(a)	391,658	8,890,637
DENTSPLY International Inc.	321,962	9,629,884
Intuitive Surgical Inc.(a)	86,136	27,186,244
Johnson & Johnson	6,066,176	358,268,355
Medtronic Inc.	2,423,431	87,897,842
Patterson Companies Inc.	204,338	5,829,763
St. Jude Medical Inc.(a)	718,768	25,940,337
Stryker Corp.	619,567	31,015,524
Varian Medical Systems Inc.(a)	271,750	14,207,090
Zimmer Holdings Inc.(a)	446,147	24,114,245

		716,566,075
HEALTH CARE - SERVICES—1.06%
Aetna Inc.	934,581	24,654,247
Coventry Health Care Inc.(a)	325,428	5,753,567
DaVita Inc.(a)	228,526	14,269,164
Humana Inc.(a)	374,402	17,098,939
Laboratory Corp. of America Holdings(a)	228,745	17,235,936
Quest Diagnostics Inc.	332,445	16,545,788
Tenet Healthcare Corp.(a)	958,794	4,161,166
UnitedHealth Group Inc.	2,499,651	70,990,088
WellPoint Inc.(a)	939,683	45,978,689

		216,687,584
HOLDING COMPANIES - DIVERSIFIED—0.04%
Leucadia National Corp.(a)	417,413	8,143,728

		8,143,728
HOME BUILDERS—0.08%
D.R. Horton Inc.	606,596	5,962,839
Lennar Corp. Class A	357,368	4,970,989
Pulte Homes Inc.(a)	698,247	5,781,485

		16,715,313
HOME FURNISHINGS—0.09%
Harman International Industries Inc.(a)	153,704	4,594,212
Whirlpool Corp.	165,207	14,508,479

		19,102,691
HOUSEHOLD PRODUCTS & WARES—0.46%
Avery Dennison Corp.	242,581	7,794,127
Clorox Co. (The)	309,801	19,257,230
Fortune Brands Inc.	335,099	13,129,179
Kimberly-Clark Corp.	910,563	55,207,435

		95,387,971
HOUSEWARES—0.04%
Newell Rubbermaid Inc.(b)	611,083	8,946,255

		8,946,255

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Index Fund

June 30, 2010

INSURANCE—4.07%
Aflac Inc.	1,032,848	44,071,624
Allstate Corp. (The)	1,183,165	33,992,330
American International Group Inc.(a)(b)	296,476	10,210,633
Aon Corp.	592,646	21,999,020
Assurant Inc.	245,725	8,526,658
Berkshire Hathaway Inc. Class B(a)	3,640,865	290,140,532
Chubb Corp.	718,765	35,945,438
CIGNA Corp.	608,611	18,903,458
Cincinnati Financial Corp.	358,099	9,264,021
Genworth Financial Inc. Class A(a)	1,075,829	14,061,085
Hartford Financial Services Group Inc. (The)	976,872	21,618,177
Lincoln National Corp.	665,338	16,161,060
Loews Corp.	773,237	25,756,525
Marsh & McLennan Companies Inc.	1,190,491	26,845,572
MetLife Inc.	1,803,533	68,101,406
Principal Financial Group Inc.	703,312	16,485,633
Progressive Corp. (The)	1,474,592	27,604,362
Prudential Financial Inc.	1,025,004	55,001,715
Torchmark Corp.	181,220	8,972,202
Travelers Companies Inc. (The)	1,089,560	53,660,830
Unum Group	732,069	15,885,897
XL Group PLC	752,477	12,047,157

		835,255,335
INTERNET—2.40%
Akamai Technologies Inc.(a)	378,635	15,361,222
Amazon.com Inc.(a)	754,574	82,444,755
eBay Inc.(a)	2,501,261	49,049,728
Expedia Inc.	455,643	8,556,976
Google Inc. Class A(a)	532,385	236,884,706
McAfee Inc.(a)	343,148	10,541,507
Priceline.com Inc.(a)	104,372	18,425,833
Symantec Corp.(a)	1,757,293	24,391,227
VeriSign Inc.(a)	401,466	10,658,922
Yahoo! Inc.(a)	2,589,621	35,814,458

		492,129,334
IRON & STEEL—0.32%
AK Steel Holding Corp.	242,132	2,886,213
Allegheny Technologies Inc.	216,748	9,578,094
Cliffs Natural Resources Inc.	297,907	14,049,294
Nucor Corp.	693,113	26,532,366
United States Steel Corp.(b)	315,374	12,157,668

		65,203,635
LEISURE TIME—0.20%
Carnival Corp.	952,256	28,796,221
Harley-Davidson Inc.	517,899	11,512,895

		40,309,116
LODGING—0.26%
Marriott International Inc. Class A	564,329	16,896,010
Starwood Hotels & Resorts Worldwide Inc.	416,838	17,269,599
Wyndham Worldwide Corp.	395,509	7,965,551
Wynn Resorts Ltd.(b)	151,911	11,586,252

		53,717,412

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Index Fund

June 30, 2010

MACHINERY—0.92%
Caterpillar Inc.	1,380,316	82,915,582
Cummins Inc.	441,217	28,736,463
Deere & Co.	934,517	52,033,907
Flowserve Corp.	123,330	10,458,384
Rockwell Automation Inc.	313,503	15,389,862

		189,534,198
MANUFACTURING—3.53%
3M Co.	1,568,444	123,891,392
Danaher Corp.	1,156,885	42,943,571
Dover Corp.	410,778	17,166,413
Eastman Kodak Co.(a)(b)	592,135	2,569,866
Eaton Corp.	368,655	24,124,783
General Electric Co.	23,482,283	338,614,521
Honeywell International Inc.	1,684,911	65,762,076
Illinois Tool Works Inc.	850,976	35,128,289
ITT Corp.	403,618	18,130,521
Leggett & Platt Inc.	325,291	6,525,337
Pall Corp.	257,172	8,839,002
Parker Hannifin Corp.	354,244	19,646,372
Roper Industries Inc.	206,525	11,557,139
Textron Inc.(b)	601,195	10,202,279

		725,101,561
MEDIA—2.98%
CBS Corp. Class B NVS	1,495,678	19,339,117
Comcast Corp. Class A	6,206,523	107,807,304
DIRECTV Class A(a)	1,998,531	67,790,172
Discovery Communications Inc. Series A(a)	625,335	22,330,713
Gannett Co. Inc.	523,173	7,041,909
McGraw-Hill Companies Inc. (The)	693,988	19,528,822
Meredith Corp.	80,660	2,510,946
New York Times Co. (The) Class A(a)	253,905	2,196,278
News Corp. Class A NVS	4,956,863	59,284,081
Scripps Networks Interactive Inc. Class A	197,936	7,984,738
Time Warner Cable Inc.	778,669	40,553,082
Time Warner Inc.	2,506,225	72,454,965
Viacom Inc. Class B NVS	1,336,117	41,913,990
Walt Disney Co. (The)	4,307,764	135,694,566
Washington Post Co. (The) Class B	13,377	5,490,991

		611,921,674
METAL FABRICATE & HARDWARE—0.16%
Precision Castparts Corp.	312,778	32,191,112

		32,191,112
MINING—0.81%
Alcoa Inc.	2,245,899	22,593,744
Freeport-McMoRan Copper & Gold Inc.	1,037,359	61,339,038
Newmont Mining Corp.	1,080,508	66,710,564
Titanium Metals Corp.(a)	186,127	3,273,974
Vulcan Materials Co.(b)	280,875	12,310,751

		166,228,071
OFFICE & BUSINESS EQUIPMENT—0.17%
Pitney Bowes Inc.	455,838	10,010,202
Xerox Corp.	3,033,448	24,388,922

		34,399,124

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Index Fund

June 30, 2010

OIL & GAS—8.63%
Anadarko Petroleum Corp.	1,088,358	39,278,840
Apache Corp.	741,735	62,446,670
Cabot Oil & Gas Corp.	228,143	7,145,439
Chesapeake Energy Corp.	1,431,735	29,994,848
Chevron Corp.	4,417,901	299,798,762
ConocoPhillips	3,273,448	160,693,562
Denbury Resources Inc.(a)	878,242	12,857,463
Devon Energy Corp.	982,879	59,876,989
Diamond Offshore Drilling Inc.(b)	153,078	9,519,921
EOG Resources Inc.	556,836	54,775,957
EQT Corp.	316,464	11,437,009
Exxon Mobil Corp.	11,243,803	641,683,837
Helmerich & Payne Inc.	232,871	8,504,449
Hess Corp.	642,794	32,358,250
Marathon Oil Corp.	1,560,706	48,522,349
Murphy Oil Corp.	421,207	20,870,807
Nabors Industries Ltd.(a)(b)	627,397	11,054,735
Noble Energy Inc.	384,095	23,172,451
Occidental Petroleum Corp.	1,786,354	137,817,211
Pioneer Natural Resources Co.(b)	255,031	15,161,593
Range Resources Corp.	350,703	14,080,725
Rowan Companies Inc.(a)	250,847	5,503,583
Southwestern Energy Co.(a)	761,497	29,424,244
Sunoco Inc.	264,884	9,210,017
Tesoro Corp.(b)	309,665	3,613,791
Valero Energy Corp.	1,243,813	22,363,758

		1,771,167,260
OIL & GAS SERVICES—1.54%
Baker Hughes Inc.	943,707	39,229,900
Cameron International Corp.(a)	537,183	17,469,191
FMC Technologies Inc.(a)	267,497	14,086,392
Halliburton Co.	1,991,330	48,887,152
National Oilwell Varco Inc.	921,702	30,480,685
Schlumberger Ltd.	2,623,540	145,186,704
Smith International Inc.	546,636	20,580,845

		315,920,869
PACKAGING & CONTAINERS—0.20%
Ball Corp.	203,087	10,729,086
Bemis Co. Inc.	239,396	6,463,692
Owens-Illinois Inc.(a)	362,859	9,597,621
Pactiv Corp.(a)	292,523	8,146,766
Sealed Air Corp.	350,003	6,902,059

		41,839,224
PHARMACEUTICALS—5.76%
Abbott Laboratories	3,394,932	158,814,919
Allergan Inc.	676,388	39,406,365
AmerisourceBergen Corp.	621,419	19,730,053
Bristol-Myers Squibb Co.	3,783,164	94,352,110
Cardinal Health Inc.	796,381	26,766,365
Cephalon Inc.(a)	165,266	9,378,845
Eli Lilly and Co.	2,231,468	74,754,178
Express Scripts Inc.(a)	1,205,540	56,684,491
Forest Laboratories Inc.(a)	665,142	18,244,845

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Index Fund

June 30, 2010

Gilead Sciences Inc.(a)	1,957,069	67,088,325
Hospira Inc.(a)	364,882	20,962,471
King Pharmaceuticals Inc.(a)	549,333	4,169,437
Mead Johnson Nutrition Co. Class A	449,892	22,548,587
Medco Health Solutions Inc.(a)	1,004,898	55,349,782
Merck & Co. Inc.	6,858,414	239,838,738
Mylan Inc.(a)(b)	679,396	11,576,908
Pfizer Inc.	17,740,914	252,985,434
Watson Pharmaceuticals Inc.(a)	235,538	9,555,777

		1,182,207,630
PIPELINES—0.47%
El Paso Corp.	1,548,001	17,198,291
ONEOK Inc.	233,757	10,109,990
Questar Corp.	385,159	17,520,883
Spectra Energy Corp.	1,425,348	28,606,734
Williams Companies Inc. (The)	1,285,167	23,492,853

		96,928,751
REAL ESTATE—0.04%
CB Richard Ellis Group Inc. Class A(a)	593,440	8,076,718

		8,076,718
REAL ESTATE INVESTMENT TRUSTS—1.29%
Apartment Investment and Management Co. Class A	256,508	4,968,560
AvalonBay Communities Inc.	182,537	17,043,480
Boston Properties Inc.	305,787	21,814,845
Equity Residential	622,355	25,914,862
HCP Inc.	646,613	20,853,269
Health Care REIT Inc.(b)	273,003	11,498,886
Host Hotels & Resorts Inc.(b)	1,447,815	19,516,546
Kimco Realty Corp.	892,247	11,991,800
ProLogis	1,048,373	10,620,019
Public Storage	298,879	26,274,453
Simon Property Group Inc.	643,199	51,938,319
Ventas Inc.(b)	345,040	16,199,628
Vornado Realty Trust(b)	348,097	25,393,676

		264,028,343
RETAIL—6.10%
Abercrombie & Fitch Co. Class A	193,527	5,939,344
AutoNation Inc.(a)(b)	196,184	3,825,588
AutoZone Inc.(a)(b)	64,366	12,436,799
Bed Bath & Beyond Inc.(a)	579,077	21,472,175
Best Buy Co. Inc.	760,982	25,766,851
Big Lots Inc.(a)	176,237	5,655,445
CarMax Inc.(a)	491,879	9,788,392
Costco Wholesale Corp.	969,974	53,183,674
CVS Caremark Corp.	2,994,023	87,784,754
Darden Restaurants Inc.	309,264	12,014,906
Family Dollar Stores Inc.	297,118	11,198,377
GameStop Corp. Class A(a)(b)	336,428	6,321,482
Gap Inc. (The)	987,436	19,215,505
Home Depot Inc. (The)	3,696,266	103,754,187
J.C. Penney Co. Inc.	519,644	11,161,953
Kohl’s Corp.(a)	677,263	32,169,992
Limited Brands Inc.	593,695	13,102,849
Lowe’s Companies Inc.	3,143,156	64,183,245
Macy’s Inc.	928,491	16,619,989
McDonald’s Corp.	2,366,162	155,859,091

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Index Fund

June 30, 2010

Nordstrom Inc.	366,301	11,791,229
O’Reilly Automotive Inc.(a)	303,800	14,448,728
Office Depot Inc.(a)	606,617	2,450,733
RadioShack Corp.	274,894	5,363,182
Ross Stores Inc.	269,522	14,362,827
Sears Holdings Corp.(a)(b)	106,115	6,860,335
Staples Inc.	1,605,513	30,585,023
Starbucks Corp.	1,639,077	39,829,571
Target Corp.	1,619,480	79,629,832
Tiffany & Co.	279,677	10,602,555
TJX Companies Inc. (The)	897,433	37,647,314
Urban Outfitters Inc.(a)(b)	286,375	9,848,436
Wal-Mart Stores Inc.	4,569,143	219,638,704
Walgreen Co.	2,152,081	57,460,563
Yum! Brands Inc.	1,028,188	40,140,460

		1,252,114,090
SAVINGS & LOANS—0.12%
Hudson City Bancorp Inc.	1,042,508	12,760,298
People’s United Financial Inc.	824,348	11,128,698

		23,888,996
SEMICONDUCTORS—2.55%
Advanced Micro Devices Inc.(a)	1,244,227	9,107,742
Altera Corp.	663,562	16,462,973
Analog Devices Inc.	655,470	18,261,394
Applied Materials Inc.	2,954,612	35,514,436
Broadcom Corp. Class A	950,017	31,322,060
Intel Corp.	12,237,645	238,022,195
KLA-Tencor Corp.	373,965	10,426,144
Linear Technology Corp.	493,058	13,711,943
LSI Corp.(a)	1,435,584	6,603,686
MEMC Electronic Materials Inc.(a)(b)	498,286	4,923,066
Microchip Technology Inc.(b)	408,136	11,321,693
Micron Technology Inc.(a)(b)	1,879,119	15,953,720
National Semiconductor Corp.	523,349	7,044,278
Novellus Systems Inc.(a)	210,562	5,339,852
NVIDIA Corp.(a)	1,258,689	12,851,215
QLogic Corp.(a)	246,587	4,098,276
Teradyne Inc.(a)	398,786	3,888,164
Texas Instruments Inc.	2,687,977	62,576,105
Xilinx Inc.	602,400	15,216,624

		522,645,566
SOFTWARE—4.18%
Adobe Systems Inc.(a)	1,157,892	30,603,085
Autodesk Inc.(a)	504,503	12,289,693
Automatic Data Processing Inc.	1,106,354	44,541,812
BMC Software Inc.(a)	399,273	13,826,824
CA Inc.	859,019	15,805,950
Cerner Corp.(a)	150,084	11,389,875
Citrix Systems Inc.(a)	408,576	17,254,164
Compuware Corp.(a)	495,109	3,950,970
Dun & Bradstreet Corp. (The)	110,627	7,425,284
Electronic Arts Inc.(a)	721,081	10,383,566
Fidelity National Information Services Inc.	728,947	19,550,358
Fiserv Inc.(a)	335,670	15,326,692
Intuit Inc.(a)	690,966	24,024,888
Microsoft Corp.	16,769,687	385,870,498
Novell Inc.(a)	765,882	4,350,210
Oracle Corp.	8,610,530	184,781,974

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Index Fund

June 30, 2010

Paychex Inc.	707,571	18,375,619
Red Hat Inc.(a)	414,940	12,008,364
Salesforce.com Inc.(a)(b)	248,874	21,358,367
Total System Services Inc.	433,332	5,893,315

		859,011,508
TELECOMMUNICATIONS—5.55%
American Tower Corp. Class A(a)	887,344	39,486,808
AT&T Inc.	12,996,473	314,384,682
CenturyLink Inc.	660,749	22,009,549
Cisco Systems Inc.(a)	12,561,338	267,682,113
Corning Inc.	3,432,951	55,442,159
Frontier Communications Corp.(b)	685,153	4,871,438
Harris Corp.	285,596	11,895,073
JDS Uniphase Corp.(a)	492,501	4,846,210
Juniper Networks Inc.(a)	1,157,302	26,409,631
MetroPCS Communications Inc.(a)	575,496	4,713,312
Motorola Inc.(a)	5,112,138	33,331,140
QUALCOMM Inc.	3,608,150	118,491,646
Qwest Communications International Inc.	3,284,440	17,243,310
Sprint Nextel Corp.(a)	6,557,799	27,805,068
Tellabs Inc.	847,866	5,417,864
Verizon Communications Inc.	6,217,188	174,205,608
Windstream Corp.	1,061,377	11,208,141

		1,139,443,752
TEXTILES—0.03%
Cintas Corp.	289,078	6,929,200

		6,929,200
TOYS, GAMES & HOBBIES—0.14%
Hasbro Inc.	287,547	11,818,182
Mattel Inc.	802,321	16,977,112

		28,795,294
TRANSPORTATION—1.83%
C.H. Robinson Worldwide Inc.	364,892	20,309,889
CSX Corp.	856,185	42,492,462
Expeditors International of Washington Inc.	468,293	16,160,791
FedEx Corp.	688,926	48,300,602
Norfolk Southern Corp.	814,038	43,184,716
Ryder System Inc.	116,612	4,691,301
Union Pacific Corp.	1,112,893	77,357,192
United Parcel Service Inc. Class B	2,178,606	123,940,895

		376,437,848

TOTAL COMMON STOCKS
(Cost: $ 26,612,136,614)		20,504,439,353

SHORT-TERM INVESTMENTS—1.94%

MONEY MARKET FUNDS—1.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	309,313,119	309,313,119
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(d)(e)	74,350,678	74,350,678

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Index Fund

June 30, 2010

BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	15,624,674	15,624,674

		399,288,471

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 399,288,471)		399,288,471

TOTAL INVESTMENTS IN SECURITIES—101.82%
(Cost: $27,011,425,085)		20,903,727,824

SHORT POSITIONS(f)—(0.03)%

COMMON STOCKS—(0.03)%
Questar Corp.	(392,240)	(6,334,676)

TOTAL SHORT POSITIONS
(Proceeds: $6,333,588)		(6,334,676)
Other Assets, Less Liabilities—(1.79)%		(367,624,848)

NET ASSETS—100.00%		$20,529,768,300

NVS—Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f)	In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P 500 Growth Index Fund

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.91%

ADVERTISING—0.14%
Omnicom Group Inc.	192,895	$6,616,299

		6,616,299
AEROSPACE & DEFENSE—2.34%
Boeing Co. (The)	294,839	18,501,147
General Dynamics Corp.	210,777	12,343,101
Goodrich Corp.	124,465	8,245,806
Rockwell Collins Inc.	156,408	8,309,957
United Technologies Corp.	928,927	60,296,652

		107,696,663
AGRICULTURE—1.72%
Altria Group Inc.	642,281	12,871,311
Lorillard Inc.	60,696	4,368,898
Monsanto Co.	543,078	25,101,065
Philip Morris International Inc.	811,160	37,183,575

		79,524,849
APPAREL—0.73%
Coach Inc.	303,049	11,076,441
Nike Inc. Class B	224,620	15,173,081
Polo Ralph Lauren Corp.	65,358	4,768,520
VF Corp.	38,248	2,722,492

		33,740,534
AUTO MANUFACTURERS—0.23%
Ford Motor Co.(a)(b)	1,048,691	10,570,805

		10,570,805
BANKS—0.15%
Northern Trust Corp.	151,195	7,060,806

		7,060,806
BEVERAGES—4.88%
Brown-Forman Corp. Class B NVS	57,708	3,302,629
Coca-Cola Co. (The)	2,296,852	115,118,222
Coca-Cola Enterprises Inc.	162,175	4,193,846
Dr Pepper Snapple Group Inc.	124,946	4,671,731
PepsiCo Inc.	1,605,579	97,860,040

		225,146,468
BIOTECHNOLOGY—1.81%
Amgen Inc.(a)	495,868	26,082,657
Biogen Idec Inc.(a)	266,235	12,632,850
Celgene Corp.(a)	458,778	23,315,098
Genzyme Corp.(a)	133,235	6,764,341
Life Technologies Corp.(a)	182,111	8,604,745
Millipore Corp.(a)	55,577	5,927,287

		83,326,978

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Growth Index Fund

June 30, 2010

CHEMICALS—1.92%
Air Products and Chemicals Inc.	118,177	7,659,051
Airgas Inc.	48,851	3,038,532
CF Industries Holdings Inc.	70,851	4,495,496
E.I. du Pont de Nemours and Co.	487,460	16,861,242
Ecolab Inc.	232,738	10,452,264
FMC Corp.	71,945	4,131,801
International Flavors & Fragrances Inc.	79,304	3,364,076
PPG Industries Inc.	109,618	6,622,023
Praxair Inc.	304,600	23,146,554
Sherwin-Williams Co. (The)	37,760	2,612,614
Sigma-Aldrich Corp.	120,901	6,024,497
		88,408,150
COAL—0.45%
CONSOL Energy Inc.	225,125	7,600,220
Massey Energy Co.	102,757	2,810,404
Peabody Energy Corp.	267,556	10,469,466
		20,880,090
COMMERCIAL SERVICES—1.73%
Apollo Group Inc. Class A(a)	125,466	5,328,541
DeVry Inc.	61,821	3,244,984
Equifax Inc.	62,252	1,746,791
H&R Block Inc.	110,868	1,739,519
Iron Mountain Inc.	99,524	2,235,309
MasterCard Inc. Class A	96,401	19,234,892
Monster Worldwide Inc.(a)	62,485	727,950
Moody’s Corp.	96,350	1,919,292
Robert Half International Inc.	77,490	1,824,890
Visa Inc. Class A	450,545	31,876,059
Western Union Co.	670,229	9,993,114
		79,871,341
COMPUTERS—11.75%
Apple Inc.(a)	905,933	227,869,328
Cognizant Technology Solutions Corp. Class A(a)	298,430	14,939,406
Computer Sciences Corp.	92,338	4,178,295
EMC Corp.(a)	2,046,373	37,448,626
Hewlett-Packard Co.	1,603,648	69,405,885
International Business Machines Corp.	1,276,693	157,646,052
NetApp Inc.(a)	343,069	12,799,904
SanDisk Corp.(a)	127,968	5,383,614
Teradata Corp.(a)	166,728	5,081,869
Western Digital Corp.(a)	227,308	6,855,609
		541,608,588
COSMETICS & PERSONAL CARE—2.72%
Avon Products Inc.	426,360	11,298,540
Colgate-Palmolive Co.	488,249	38,454,491
Estee Lauder Companies Inc. (The) Class A	119,361	6,651,989
Procter & Gamble Co. (The)	1,146,840	68,787,463
		125,192,483
DISTRIBUTION & WHOLESALE—0.28%
Fastenal Co.(b)	130,248	6,537,147
W.W. Grainger Inc.	61,783	6,144,319

		12,681,466

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Growth Index Fund

June 30, 2010

DIVERSIFIED FINANCIAL SERVICES—3.21%
American Express Co.	1,195,894	47,476,992
Ameriprise Financial Inc.	142,215	5,138,228
Charles Schwab Corp. (The)	456,850	6,478,133
CME Group Inc.	65,435	18,423,224
Federated Investors Inc. Class B	88,940	1,841,947
Franklin Resources Inc.	79,652	6,865,206
Goldman Sachs Group Inc. (The)	199,858	26,235,360
IntercontinentalExchange Inc.(a)	73,743	8,335,171
Invesco Ltd.(b)	465,966	7,842,208
Janus Capital Group Inc.	183,788	1,632,038
Legg Mason Inc.	50,148	1,405,648
NYSE Euronext Inc.	178,717	4,937,951
T. Rowe Price Group Inc.	258,165	11,459,944

		148,072,050
ELECTRIC—0.36%
AES Corp. (The)(a)	407,197	3,762,500
Exelon Corp.	249,355	9,468,010
NRG Energy Inc.(a)	157,844	3,347,871

		16,578,381
ELECTRICAL COMPONENTS & EQUIPMENT—0.29%
Emerson Electric Co.	307,474	13,433,539

		13,433,539
ELECTRONICS—0.76%
Agilent Technologies Inc.(a)	173,169	4,923,195
Amphenol Corp. Class A	172,082	6,759,381
FLIR Systems Inc.(a)	153,127	4,454,464
Thermo Fisher Scientific Inc.(a)	265,035	12,999,967
Waters Corp.(a)	92,288	5,971,033

		35,108,040
ENERGY — ALTERNATE SOURCES—0.12%
First Solar Inc.(a)(b)	48,550	5,526,447

		5,526,447
ENTERTAINMENT—0.06%
International Game Technology	166,875	2,619,938

		2,619,938
ENVIRONMENTAL CONTROL—0.21%
Republic Services Inc.	138,935	4,130,537
Stericycle Inc.(a)	83,982	5,507,540

		9,638,077
FOOD—1.01%
Campbell Soup Co.	85,229	3,053,755
ConAgra Foods Inc.	221,636	5,168,552
General Mills Inc.	344,088	12,222,006
H.J. Heinz Co.	157,283	6,797,771
Hershey Co. (The)	69,757	3,343,453
Kellogg Co.	149,514	7,520,554

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Growth Index Fund

June 30, 2010

McCormick & Co. Inc. NVS	62,132	2,358,531
Whole Foods Market Inc.(a)	170,960	6,157,979

		46,622,601
FOREST PRODUCTS & PAPER—0.28%
International Paper Co.	222,030	5,024,539
MeadWestvaco Corp.	169,523	3,763,410
Plum Creek Timber Co. Inc.(b)	66,922	2,310,817
Weyerhaeuser Co.	57,109	2,010,237

		13,109,003
HAND & MACHINE TOOLS—0.11%
Stanley Black & Decker Inc.	103,961	5,252,110

		5,252,110
HEALTH CARE - PRODUCTS—4.56%
Baxter International Inc.	297,393	12,086,052
Becton, Dickinson and Co.	121,010	8,182,696
C.R. Bard Inc.	54,025	4,188,558
DENTSPLY International Inc.	94,176	2,816,804
Intuitive Surgical Inc.(a)	38,910	12,280,774
Johnson & Johnson	1,455,296	85,949,782
Medtronic Inc.	1,096,587	39,773,211
Patterson Companies Inc.	55,240	1,575,997
St. Jude Medical Inc.(a)	325,859	11,760,251
Stryker Corp.	280,835	14,058,600
Varian Medical Systems Inc.(a)(b)	123,035	6,432,270
Zimmer Holdings Inc.(a)	202,258	10,932,045

		210,037,040
HEALTH CARE - SERVICES—0.80%
DaVita Inc.(a)	103,606	6,469,159
Laboratory Corp. of America Holdings(a)	103,324	7,785,463
Quest Diagnostics Inc.	87,411	4,350,446
UnitedHealth Group Inc.	645,390	18,329,076

		36,934,144
HOLDING COMPANIES — DIVERSIFIED—0.03%
Leucadia National Corp.(a)	72,479	1,414,065

		1,414,065
HOME FURNISHINGS—0.04%
Harman International Industries Inc.(a)	69,382	2,073,828

		2,073,828
HOUSEHOLD PRODUCTS & WARES—0.40%
Clorox Co. (The)	66,063	4,106,476
Kimberly-Clark Corp.	235,249	14,263,147

		18,369,623
INSURANCE—2.44%
Aflac Inc.	177,306	7,565,647
Berkshire Hathaway Inc. Class B(a)	906,416	72,232,291
CIGNA Corp.	275,967	8,571,535
Principal Financial Group Inc.	185,439	4,346,690
Prudential Financial Inc.	269,400	14,456,004
XL Group PLC	339,515	5,435,635

		112,607,802

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Growth Index Fund

June 30, 2010

INTERNET—4.53%
Akamai Technologies Inc.(a)	170,752	6,927,409
Amazon.com Inc.(a)	341,628	37,326,275
eBay Inc.(a)	1,132,100	22,200,481
Expedia Inc.	206,759	3,882,934
Google Inc. Class A(a)	240,980	107,224,051
McAfee Inc.(a)	155,572	4,779,172
Priceline.com Inc.(a)	47,303	8,350,871
Symantec Corp.(a)	533,864	7,410,032
VeriSign Inc.(a)	71,876	1,908,308
Yahoo! Inc.(a)	622,284	8,606,188

		208,615,721
IRON & STEEL—0.37%
AK Steel Holding Corp.	67,646	806,340
Allegheny Technologies Inc.	55,284	2,443,000
Cliffs Natural Resources Inc.	134,490	6,342,549
Nucor Corp.	190,864	7,306,274

		16,898,163
LEISURE TIME—0.07%
Harley-Davidson Inc.	155,279	3,451,852

		3,451,852
LODGING—0.48%
Marriott International Inc. Class A	176,510	5,284,709
Starwood Hotels & Resorts Worldwide Inc.	189,014	7,830,850
Wyndham Worldwide Corp.	178,574	3,596,480
Wynn Resorts Ltd.	68,435	5,219,538

		21,931,577
MACHINERY—1.44%
Caterpillar Inc.	624,927	37,539,365
Cummins Inc.	125,427	8,169,060
Deere & Co.	232,147	12,925,945
Flowserve Corp.	55,957	4,745,154
Rockwell Automation Inc.	57,950	2,844,765

		66,224,289
MANUFACTURING—2.33%
3M Co.	383,315	30,278,052
Danaher Corp.	523,805	19,443,642
Dover Corp.	98,859	4,131,318
Honeywell International Inc.	762,720	29,768,961
Illinois Tool Works Inc.	254,182	10,492,633
ITT Corp.	182,094	8,179,662
Pall Corp.	52,818	1,815,355
Roper Industries Inc.	58,175	3,255,473

		107,365,096
MEDIA—1.76%
CBS Corp. Class B NVS	311,998	4,034,134
DIRECTV Class A(a)	904,698	30,687,356
Discovery Communications Inc. Series A(a)	224,019	7,999,718
Gannett Co. Inc.	74,226	999,082

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Growth Index Fund

June 30, 2010

McGraw-Hill Companies Inc. (The)	159,917	4,500,064
News Corp. Class A NVS	1,011,209	12,094,060
Scripps Networks Interactive Inc. Class A	46,362	1,870,243
Viacom Inc. Class B NVS	604,915	18,976,184

		81,160,841
METAL FABRICATE & HARDWARE—0.32%
Precision Castparts Corp.	141,735	14,587,366

		14,587,366
MINING—1.26%
Freeport-McMoRan Copper & Gold Inc.	469,596	27,767,211
Newmont Mining Corp.	489,081	30,195,861

		57,963,072
OIL & GAS—7.93%
Anadarko Petroleum Corp.	492,871	17,787,714
Apache Corp.	335,742	28,266,119
Cabot Oil & Gas Corp.	61,015	1,910,990
Denbury Resources Inc.(a)	398,260	5,830,526
Devon Energy Corp.	177,915	10,838,582
Diamond Offshore Drilling Inc.	68,887	4,284,083
EOG Resources Inc.	252,005	24,789,732
EQT Corp.	68,753	2,484,733
Exxon Mobil Corp.	2,697,469	153,944,556
Helmerich & Payne Inc.	104,639	3,821,416
Murphy Oil Corp.	112,809	5,589,686
Nabors Industries Ltd.(a)	180,205	3,175,212
Noble Energy Inc.	173,662	10,477,028
Occidental Petroleum Corp.	808,557	62,380,173
Pioneer Natural Resources Co.	115,352	6,857,676
QEP Resources Inc.	29,654	914,233
Range Resources Corp.	159,180	6,391,077
Rowan Companies Inc.(a)	113,950	2,500,063
Southwestern Energy Co.(a)	344,868	13,325,700

		365,569,299
OIL & GAS SERVICES—2.66%
Baker Hughes Inc.	427,441	17,768,722
Cameron International Corp.(a)	243,137	7,906,815
FMC Technologies Inc.(a)	121,355	6,390,554
Halliburton Co.	451,396	11,081,772
National Oilwell Varco Inc.	417,721	13,814,034
Schlumberger Ltd.	1,187,507	65,716,638

		122,678,535
PACKAGING & CONTAINERS—0.16%
Ball Corp.	58,923	3,112,902
Owens-Illinois Inc.(a)	85,536	2,262,427
Pactiv Corp.(a)	67,231	1,872,384

		7,247,713
PHARMACEUTICALS—5.65%
Abbott Laboratories	814,413	38,098,240
Allergan Inc.	306,358	17,848,417
Bristol-Myers Squibb Co.	753,716	18,797,677
Cephalon Inc.(a)	33,683	1,911,510
Eli Lilly and Co.	525,736	17,612,156

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Growth Index Fund

June 30, 2010

Express Scripts Inc.(a)	545,607	25,654,441
Forest Laboratories Inc.(a)(b)	195,395	5,359,685
Gilead Sciences Inc.(a)	885,896	30,368,515
Hospira Inc.(a)	165,398	9,502,115
Mead Johnson Nutrition Co. Class A	84,990	4,259,699
Medco Health Solutions Inc.(a)	454,784	25,049,503
Merck & Co. Inc.	1,614,263	56,450,777
Mylan Inc.(a)(b)	307,965	5,247,724
Watson Pharmaceuticals Inc.(a)	106,820	4,333,687

		260,494,146
PIPELINES—0.17%
El Paso Corp.	371,921	4,132,042
Questar Corp.	81,922	3,726,632

		7,858,674
REAL ESTATE—0.08%
CB Richard Ellis Group Inc. Class A(a)	269,865	3,672,863

		3,672,863
REAL ESTATE INVESTMENT TRUSTS—1.50%
Apartment Investment and Management Co. Class A	37,131	719,228
AvalonBay Communities Inc.	38,065	3,554,129
Boston Properties Inc.	51,375	3,665,093
Equity Residential(b)	107,213	4,464,349
HCP Inc.(b)	292,321	9,427,352
Health Care REIT Inc.(b)	47,270	1,991,012
ProLogis	476,041	4,822,295
Public Storage	66,497	5,845,751
Simon Property Group Inc.	291,370	23,528,128
Ventas Inc.(b)	155,593	7,305,091
Vornado Realty Trust(b)	55,281	4,032,749

		69,355,177
RETAIL—4.43%
Abercrombie & Fitch Co. Class A	86,958	2,668,741
AutoZone Inc.(a)	29,174	5,637,000
Bed Bath & Beyond Inc.(a)	262,571	9,736,133
Best Buy Co. Inc.	343,621	11,635,007
CarMax Inc.(a)	222,007	4,417,939
Darden Restaurants Inc.	89,472	3,475,987
GameStop Corp. Class A(a)(b)	91,357	1,716,598
Gap Inc. (The)	250,673	4,878,097
Kohl’s Corp.(a)	306,934	14,579,365
Limited Brands Inc.	125,925	2,779,165
McDonald’s Corp.	567,610	37,388,471
Nordstrom Inc.	166,035	5,344,667
O’Reilly Automotive Inc.(a)	137,738	6,550,819
Ross Stores Inc.	121,733	6,487,152
Staples Inc.	456,860	8,703,183
Starbucks Corp.(a)	742,147	18,034,172
Tiffany & Co.	126,792	4,806,685
TJX Companies Inc. (The)	406,500	17,052,675
Urban Outfitters Inc.(a)(b)	129,778	4,463,065
Walgreen Co.	585,114	15,622,544
Yum! Brands Inc.	465,638	18,178,507

		204,155,972

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Growth Index Fund

June 30, 2010

SAVINGS & LOANS—0.13%
Hudson City Bancorp Inc.	470,946	5,764,379

		5,764,379
SEMICONDUCTORS—2.91%
Advanced Micro Devices Inc.(a)	287,019	2,100,979
Altera Corp.	300,818	7,463,295
Analog Devices Inc.	166,840	4,648,162
Applied Materials Inc.	439,793	5,286,312
Broadcom Corp. Class A	430,526	14,194,442
Intel Corp.	2,437,214	47,403,812
KLA-Tencor Corp.	74,689	2,082,329
Linear Technology Corp.	222,198	6,179,326
LSI Corp.(a)	316,268	1,454,833
Microchip Technology Inc.(b)	102,925	2,855,140
Micron Technology Inc.(a)(b)	399,575	3,392,392
National Semiconductor Corp.	107,110	1,441,701
Novellus Systems Inc.(a)	44,361	1,124,995
NVIDIA Corp.(a)	570,919	5,829,083
QLogic Corp.(a)	109,522	1,820,256
Teradyne Inc.(a)	177,544	1,731,054
Texas Instruments Inc.	779,244	18,140,800
Xilinx Inc.	273,109	6,898,733

		134,047,644
SOFTWARE—7.63%
Adobe Systems Inc.(a)	524,694	13,867,662
Autodesk Inc.(a)	228,315	5,561,753
Automatic Data Processing Inc.	219,690	8,844,719
BMC Software Inc.(a)	180,117	6,237,452
CA Inc.	228,408	4,202,707
Cerner Corp.(a)	68,169	5,173,345
Citrix Systems Inc.(a)	185,243	7,822,812
Compuware Corp.(a)	104,220	831,676
Dun & Bradstreet Corp. (The)	49,753	3,339,421
Electronic Arts Inc.(a)	121,153	1,744,603
Fiserv Inc.(a)	90,547	4,134,376
Intuit Inc.(a)	312,524	10,866,460
Microsoft Corp.	7,590,939	174,667,506
Oracle Corp.	3,897,539	83,641,187
Paychex Inc.	178,580	4,637,723
Red Hat Inc.(a)	187,173	5,416,787
Salesforce.com Inc.(a)(b)	112,851	9,684,873
Total System Services Inc.	95,241	1,295,278

		351,970,340
TELECOMMUNICATIONS—6.70%
American Tower Corp. Class A(a)	401,959	17,887,175
AT&T Inc.	2,941,375	71,151,861
Cisco Systems Inc.(a)	5,685,920	121,166,955
Corning Inc.	1,553,671	25,091,787
Harris Corp.	81,522	3,395,391
JDS Uniphase Corp.(a)	144,011	1,417,068
Juniper Networks Inc.(a)	523,919	11,955,832
QUALCOMM Inc.	1,633,058	53,629,625
Tellabs Inc.	135,186	863,839
Windstream Corp.	206,635	2,182,066

		308,741,599

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Growth Index Fund

June 30, 2010

TOYS, GAMES & HOBBIES—0.21%
Hasbro Inc.	130,128	5,348,261
Mattel Inc.	214,782	4,544,787

		9,893,048
TRANSPORTATION—1.66%
C.H. Robinson Worldwide Inc.	105,826	5,890,275
CSX Corp.	243,624	12,091,059
Expeditors International of Washington Inc.	110,429	3,810,905
Norfolk Southern Corp.	158,042	8,384,128
Union Pacific Corp.	292,341	20,320,623
United Parcel Service Inc. Class B	453,551	25,802,516

		76,299,506

TOTAL COMMON STOCKS
(Cost: $ 4,982,210,700)		4,605,669,080

SHORT-TERM INVESTMENTS—1.66%

MONEY MARKET FUNDS—1.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	53,363,196	53,363,196
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(d)(e)	12,827,098	12,827,098
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	10,471,384	10,471,384

		76,661,678

TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 76,661,678)		76,661,678

TOTAL INVESTMENTS IN SECURITIES—101.57%
(Cost: $5,058,872,378)		4,682,330,758

SHORT POSITIONS(f)—(0.03)%

COMMON STOCKS—(0.03)%
Questar Corp.	(81,922)	(1,323,040)

TOTAL SHORT POSITIONS
(Proceeds: $1,322,813)		(1,323,040)

Other Assets, Less Liabilities—(1.54)%		(70,933,248)

NET ASSETS—100.00%		$4,610,074,470

NVS—Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Growth Index Fund

June 30, 2010

(f)	In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P 500 Value Index Fund

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.83%

ADVERTISING—0.16%
Interpublic Group of Companies Inc. (The)(a)	376,243	$2,682,612
Omnicom Group Inc.	87,509	3,001,559

		5,684,171
AEROSPACE & DEFENSE—2.24%
Boeing Co. (The)	355,802	22,326,575
General Dynamics Corp.	133,769	7,833,513
L-3 Communications Holdings Inc.	89,007	6,305,256
Lockheed Martin Corp.	239,480	17,841,260
Northrop Grumman Corp.	231,430	12,599,049
Raytheon Co.	292,835	14,170,286

		81,075,939
AGRICULTURE—2.30%
Altria Group Inc.	1,104,242	22,129,010
Archer-Daniels-Midland Co.	494,038	12,756,061
Lorillard Inc.	70,496	5,074,302
Philip Morris International Inc.	796,911	36,530,400
Reynolds American Inc.	129,900	6,770,388

		83,260,161
AIRLINES—0.18%
Southwest Airlines Co.	573,640	6,373,140

		6,373,140
APPAREL—0.31%
Nike Inc. Class B	125,202	8,457,395
VF Corp.	37,774	2,688,753

		11,146,148
AUTO MANUFACTURERS—0.81%
Ford Motor Co.(a)(b)	1,806,284	18,207,343
PACCAR Inc.	280,252	11,173,647

		29,380,990
AUTO PARTS & EQUIPMENT—0.44%
Goodyear Tire & Rubber Co. (The)(a)	187,905	1,867,776
Johnson Controls Inc.	516,950	13,890,446

		15,758,222
BANKS—10.26%
Bank of America Corp.	7,713,208	110,838,799
Bank of New York Mellon Corp. (The)	932,083	23,013,129
BB&T Corp.	531,856	13,993,131
Comerica Inc.	135,528	4,991,496
Fifth Third Bancorp	611,688	7,517,646
First Horizon National Corp.(a)	177,651	2,034,104
Huntington Bancshares Inc.	554,128	3,069,869
KeyCorp	673,840	5,181,830
M&T Bank Corp.(b)	63,789	5,418,876

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Value Index Fund

June 30, 2010

Marshall & Ilsley Corp.	405,961	2,914,800
Northern Trust Corp.	68,997	3,222,160
PNC Financial Services Group Inc. (The)(c)	404,243	22,839,729
Regions Financial Corp.	915,683	6,025,194
State Street Corp.	385,495	13,037,441
SunTrust Banks Inc.	383,615	8,938,229
U.S. Bancorp	1,473,021	32,922,019
Wells Fargo & Co.	4,005,501	102,540,826
Zions Bancorporation(b)	123,773	2,669,784

		371,169,062
BEVERAGES—0.45%
Brown-Forman Corp. Class B NVS	38,972	2,230,368
Coca-Cola Enterprises Inc.	124,455	3,218,406
Constellation Brands Inc. Class A(a)	148,546	2,320,289
Dr Pepper Snapple Group Inc.	92,166	3,446,087
Molson Coors Brewing Co. Class B NVS	121,515	5,147,375

		16,362,525
BIOTECHNOLOGY—0.66%
Amgen Inc.(a)	353,344	18,585,895
Genzyme Corp.(a)	102,612	5,209,611

		23,795,506
BUILDING MATERIALS—0.08%
Masco Corp.	274,397	2,952,512

		2,952,512
CHEMICALS—1.30%
Air Products and Chemicals Inc.	71,952	4,663,209
Airgas Inc.	26,250	1,632,750
Dow Chemical Co. (The)	887,484	21,051,121
E.I. du Pont de Nemours and Co.	320,087	11,071,809
Eastman Chemical Co.	55,479	2,960,360
PPG Industries Inc.	43,196	2,609,470
Sherwin-Williams Co. (The)	41,586	2,877,335

		46,866,054
COMMERCIAL SERVICES—0.90%
Equifax Inc.	48,822	1,369,945
H&R Block Inc.	168,286	2,640,407
Iron Mountain Inc.	63,284	1,421,359
McKesson Corp.	208,545	14,005,882
Monster Worldwide Inc.(a)	49,786	580,007
Moody’s Corp.	77,555	1,544,896
Quanta Services Inc.(a)	162,426	3,354,097
R.R. Donnelley & Sons Co.	158,230	2,590,225
Robert Half International Inc.	55,029	1,295,933
SAIC Inc.(a)	224,344	3,755,518

		32,558,269
COMPUTERS—1.31%
Computer Sciences Corp.	47,479	2,148,425
Dell Inc.(a)	1,324,157	15,969,333
Hewlett-Packard Co.	556,121	24,068,917
Lexmark International Inc. Class A(a)	60,679	2,004,227
SanDisk Corp.(a)	77,598	3,264,548

		47,455,450

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Value Index Fund

June 30, 2010

COSMETICS & PERSONAL CARE—2.20%
Procter & Gamble Co. (The)	1,328,468	79,681,511

		79,681,511
DISTRIBUTION & WHOLESALE—0.13%
Genuine Parts Co.	121,778	4,804,142

		4,804,142
DIVERSIFIED FINANCIAL SERVICES—7.71%
Ameriprise Financial Inc.	86,809	3,136,409
Capital One Financial Corp.	350,831	14,138,489
Charles Schwab Corp. (The)	397,702	5,639,414
Citigroup Inc.(a)	17,380,592	65,351,026
Discover Financial Services	416,874	5,827,899
E*TRADE Financial Corp.(a)	153,459	1,813,886
Franklin Resources Inc.	52,330	4,510,323
Goldman Sachs Group Inc. (The)	241,308	31,676,501
JPMorgan Chase & Co.	3,058,772	111,981,643
Legg Mason Inc.	86,926	2,436,536
Morgan Stanley	1,074,149	24,930,998
NASDAQ OMX Group Inc. (The)(a)	112,312	1,996,907
NYSE Euronext Inc.	62,160	1,717,481
SLM Corp.(a)	374,690	3,893,029

		279,050,541
ELECTRIC—6.34%
AES Corp. (The)(a)	200,408	1,851,770
Allegheny Energy Inc.	130,750	2,703,910
Ameren Corp.	183,239	4,355,591
American Electric Power Co. Inc.	367,787	11,879,520
CenterPoint Energy Inc.	320,480	4,217,517
CMS Energy Corp.	175,561	2,571,969
Consolidated Edison Inc.	216,362	9,325,202
Constellation Energy Group Inc.	155,361	5,010,392
Dominion Resources Inc.	458,043	17,744,586
DTE Energy Co.	129,593	5,910,737
Duke Energy Corp.	1,009,094	16,145,504
Edison International	250,728	7,953,092
Entergy Corp.	145,328	10,408,391
Exelon Corp.	314,573	11,944,337
FirstEnergy Corp.	234,656	8,266,931
FPL Group Inc.	318,661	15,537,910
Integrys Energy Group Inc.	59,271	2,592,513
Northeast Utilities	135,485	3,452,158
NRG Energy Inc.(a)	74,685	1,584,069
Pepco Holdings Inc.	172,108	2,698,653
PG&E Corp.	285,960	11,752,956
Pinnacle West Capital Corp.	82,880	3,013,517
PPL Corp.	360,936	9,005,353
Progress Energy Inc.	221,286	8,678,837
Public Service Enterprise Group Inc.	388,614	12,175,277
SCANA Corp.	86,739	3,101,787
Southern Co.	633,617	21,086,774
TECO Energy Inc.	165,887	2,499,917
Wisconsin Energy Corp.	89,616	4,547,116
Xcel Energy Inc.	354,028	7,296,517

		229,312,803

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Value Index Fund

June 30, 2010

ELECTRICAL COMPONENTS & EQUIPMENT—0.46%
Emerson Electric Co.	341,483	14,919,392
Molex Inc.	104,934	1,913,996

		16,833,388
ELECTRONICS—0.36%
Agilent Technologies Inc.(a)	133,558	3,797,054
Jabil Circuit Inc.	149,124	1,983,349
PerkinElmer Inc.	91,381	1,888,845
Thermo Fisher Scientific Inc.(a)	110,519	5,420,957

		13,090,205
ENGINEERING & CONSTRUCTION—0.26%
Fluor Corp.	137,375	5,838,438
Jacobs Engineering Group Inc.(a)	96,410	3,513,180

		9,351,618
ENTERTAINMENT—0.04%
International Game Technology	100,972	1,585,260

		1,585,260
ENVIRONMENTAL CONTROL—0.44%
Republic Services Inc.	141,618	4,210,303
Waste Management Inc.	370,980	11,607,964

		15,818,267
FOOD—3.27%
Campbell Soup Co.	77,865	2,789,903
ConAgra Foods Inc.	171,291	3,994,506
Dean Foods Co.(a)	140,466	1,414,493
General Mills Inc.	244,372	8,680,094
H.J. Heinz Co.	121,160	5,236,535
Hershey Co. (The)	74,216	3,557,173
Hormel Foods Corp.	53,253	2,155,681
J.M. Smucker Co. (The)	91,916	5,535,182
Kellogg Co.	80,221	4,035,116
Kraft Foods Inc. Class A	1,339,761	37,513,308
Kroger Co. (The)	495,986	9,765,964
McCormick & Co. Inc. NVS	53,839	2,043,728
Safeway Inc.	299,103	5,880,365
Sara Lee Corp.	508,843	7,174,686
SUPERVALU Inc.	164,363	1,781,695
Sysco Corp.	454,550	12,986,494
Tyson Foods Inc. Class A	233,716	3,830,605

		118,375,528
FOREST PRODUCTS & PAPER—0.29%
International Paper Co.	164,192	3,715,665
Plum Creek Timber Co. Inc.(b)	73,893	2,551,525
Weyerhaeuser Co.	119,202	4,195,911

		10,463,101
GAS—0.37%
Nicor Inc.	34,474	1,396,197
NiSource Inc.	214,005	3,103,073
Sempra Energy	190,751	8,925,239

		13,424,509

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Value Index Fund

June 30, 2010

HAND & MACHINE TOOLS—0.11%
Snap-on Inc.	44,657	1,826,918
Stanley Black & Decker Inc.	43,477	2,196,458

		4,023,376
HEALTH CARE - PRODUCTS—2.44%
Baxter International Inc.	228,836	9,299,895
Becton, Dickinson and Co.	86,178	5,827,356
Boston Scientific Corp.(a)	1,167,851	6,773,536
C.R. Bard Inc.	31,419	2,435,915
CareFusion Corp.(a)	137,271	3,116,052
DENTSPLY International Inc.	38,832	1,161,465
Johnson & Johnson	996,791	58,870,477
Patterson Companies Inc.	29,738	848,425

		88,333,121
HEALTH CARE - SERVICES—1.30%
Aetna Inc.	326,032	8,600,724
Coventry Health Care Inc.(a)	114,243	2,019,816
Humana Inc.(a)	131,147	5,989,484
Quest Diagnostics Inc.	48,976	2,437,536
Tenet Healthcare Corp.(a)	334,359	1,451,118
UnitedHealth Group Inc.	375,311	10,658,832
WellPoint Inc.(a)	328,276	16,062,545

		47,220,055
HOLDING COMPANIES - DIVERSIFIED—0.05%
Leucadia National Corp.(a)	91,356	1,782,356

		1,782,356
HOME BUILDERS—0.16%
D.R. Horton Inc.	211,615	2,080,175
Lennar Corp. Class A	125,158	1,740,948
Pulte Homes Inc.(a)	245,664	2,034,098

		5,855,221
HOME FURNISHINGS—0.14%
Whirlpool Corp.	57,824	5,078,104

		5,078,104
HOUSEHOLD PRODUCTS & WARES—0.53%
Avery Dennison Corp.	84,352	2,710,230
Clorox Co. (The)	57,628	3,582,157
Fortune Brands Inc.	117,373	4,598,674
Kimberly-Clark Corp.	137,183	8,317,405

		19,208,466
HOUSEWARES—0.09%
Newell Rubbermaid Inc.	213,903	3,131,540

		3,131,540
INSURANCE—5.67%
Aflac Inc.	224,163	9,565,035

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Value Index Fund

June 30, 2010

Allstate Corp. (The)	413,182	11,870,719
American International Group Inc.(a)(b)	104,327	3,593,022
Aon Corp.	207,638	7,707,523
Assurant Inc.	85,513	2,967,301
Berkshire Hathaway Inc. Class B(a)	572,925	45,656,393
Chubb Corp.	251,033	12,554,160
Cincinnati Financial Corp.	125,546	3,247,875
Genworth Financial Inc. Class A(a)	374,996	4,901,198
Hartford Financial Services Group Inc. (The)	341,448	7,556,244
Lincoln National Corp.	233,080	5,661,513
Loews Corp.	270,898	9,023,612
Marsh & McLennan Companies Inc.	415,324	9,365,556
MetLife Inc.	630,244	23,798,014
Principal Financial Group Inc.	103,864	2,434,572
Progressive Corp. (The)	514,547	9,632,320
Prudential Financial Inc.	150,850	8,094,611
Torchmark Corp.	63,294	3,133,686
Travelers Companies Inc. (The)	380,646	18,746,816
Unum Group	256,457	5,565,117

		205,075,287
INTERNET—0.30%
Symantec Corp.(a)	201,479	2,796,528
VeriSign Inc.(a)	84,069	2,232,032
Yahoo! Inc.(a)	425,901	5,890,211

		10,918,771
IRON & STEEL—0.27%
AK Steel Holding Corp.	33,187	395,589
Allegheny Technologies Inc.	33,580	1,483,900
Nucor Corp.	94,676	3,624,197
United States Steel Corp.(b)	109,950	4,238,573

		9,742,259
LEISURE TIME—0.32%
Carnival Corp.	332,387	10,051,383
Harley-Davidson Inc.	62,200	1,382,706

		11,434,089
LODGING—0.05%
Marriott International Inc. Class A	61,177	1,831,639

		1,831,639
MACHINERY—0.42%
Cummins Inc.	57,089	3,718,207
Deere & Co.	147,362	8,205,116
Rockwell Automation Inc.	64,694	3,175,828

		15,099,151
MANUFACTURING—4.71%
3M Co.	252,062	19,910,377
Dover Corp.	67,396	2,816,479
Eastman Kodak Co.(a)(b)	209,404	908,813
Eaton Corp.	128,584	8,414,537
General Electric Co.	8,207,979	118,359,057
Illinois Tool Works Inc.	101,433	4,187,154
Leggett & Platt Inc.	113,410	2,275,005
Pall Corp.	48,115	1,653,713

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Value Index Fund

June 30, 2010

Parker Hannifin Corp.	124,089	6,881,976
Roper Industries Inc.	27,674	1,548,637
Textron Inc.(b)	210,843	3,578,006

		170,533,754
MEDIA—4.18%
CBS Corp. Class B NVS	282,473	3,652,376
Comcast Corp. Class A	2,168,240	37,662,329
Discovery Communications Inc. Series A(a)	46,014	1,643,160
Gannett Co. Inc.	125,189	1,685,044
McGraw-Hill Companies Inc. (The)	118,490	3,334,309
Meredith Corp.(b)	28,494	887,018
New York Times Co. (The) Class A(a)	91,290	789,659
News Corp. Class A NVS	952,227	11,388,635
Scripps Networks Interactive Inc. Class A	33,550	1,353,407
Time Warner Cable Inc.	272,037	14,167,687
Time Warner Inc.	875,810	25,319,667
Walt Disney Co. (The)	1,506,265	47,447,347
Washington Post Co. (The) Class B	4,642	1,905,448

		151,236,086
MINING—0.37%
Alcoa Inc.	783,266	7,879,656
Titanium Metals Corp.(a)	66,091	1,162,541
Vulcan Materials Co.(b)	98,070	4,298,408

		13,340,605
OFFICE & BUSINESS EQUIPMENT—0.33%
Pitney Bowes Inc.	158,760	3,486,370
Xerox Corp.	1,058,213	8,508,032

		11,994,402
OIL & GAS—9.33%
Cabot Oil & Gas Corp.	32,587	1,020,625
Chesapeake Energy Corp.	499,875	10,472,381
Chevron Corp.	1,544,220	104,790,769
ConocoPhillips	1,144,475	56,182,278
Devon Energy Corp.	206,017	12,550,556
EQT Corp.	57,608	2,081,953
Exxon Mobil Corp.	1,847,161	105,417,478
Hess Corp.	224,453	11,298,964
Marathon Oil Corp.	545,222	16,950,952
Murphy Oil Corp.	60,588	3,002,135
Nabors Industries Ltd.(a)	78,677	1,386,289
Sunoco Inc.	92,209	3,206,107
Tesoro Corp.	109,657	1,279,697
Valero Energy Corp.	435,795	7,835,594

		337,475,778
OIL & GAS SERVICES—0.44%
Halliburton Co.	348,870	8,564,759
Smith International Inc.	191,559	7,212,196

		15,776,955
PACKAGING & CONTAINERS—0.25%
Ball Corp.	25,356	1,339,558
Bemis Co. Inc.	83,432	2,252,664
Owens-Illinois Inc.(a)	61,323	1,621,993

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Value Index Fund

June 30, 2010

Pactiv Corp.(a)	50,553	1,407,901
Sealed Air Corp.	121,865	2,403,178

		9,025,294
PHARMACEUTICALS—5.86%
Abbott Laboratories	557,490	26,079,382
AmerisourceBergen Corp.	217,322	6,899,974
Bristol-Myers Squibb Co.	740,037	18,456,523
Cardinal Health Inc.	277,847	9,338,438
Cephalon Inc.(a)	31,588	1,792,619
Eli Lilly and Co.	374,181	12,535,063
Forest Laboratories Inc.(a)	80,993	2,221,638
King Pharmaceuticals Inc.(a)	193,051	1,465,257
Mead Johnson Nutrition Co. Class A	91,512	4,586,581
Merck & Co. Inc.	1,151,298	40,260,891
Pfizer Inc.	6,201,142	88,428,285

		212,064,651
PIPELINES—0.77%
El Paso Corp.	255,801	2,841,949
ONEOK Inc.	81,441	3,522,323
Questar Corp.	71,139	3,236,113
Spectra Energy Corp.	497,420	9,983,220
Williams Companies Inc. (The)	448,237	8,193,772

		27,777,377
REAL ESTATE INVESTMENT TRUSTS—1.07%
Apartment Investment and Management Co. Class A	61,105	1,183,604
AvalonBay Communities Inc.	34,303	3,202,871
Boston Properties Inc.	67,600	4,822,584
Equity Residential	135,065	5,624,107
Health Care REIT Inc.	59,219	2,494,304
Host Hotels & Resorts Inc.(b)	507,146	6,836,328
Kimco Realty Corp.	310,650	4,175,136
Public Storage	53,509	4,703,976
Vornado Realty Trust(b)	79,180	5,776,181

		38,819,091
RETAIL—7.74%
AutoNation Inc.(a)(b)	68,405	1,333,898
Big Lots Inc.(a)	62,271	1,998,277
Costco Wholesale Corp.	338,869	18,580,187
CVS Caremark Corp.	1,045,760	30,661,683
Darden Restaurants Inc.	38,852	1,509,400
Family Dollar Stores Inc.	103,583	3,904,043
GameStop Corp. Class A(a)(b)	47,289	888,560
Gap Inc. (The)	151,013	2,938,713
Home Depot Inc. (The)	1,291,249	36,245,360
J.C. Penney Co. Inc.	182,613	3,922,527
Limited Brands Inc.	109,796	2,423,198
Lowe’s Companies Inc.	1,098,267	22,426,612
Macy’s Inc.	325,257	5,822,100
McDonald’s Corp.	388,546	25,593,525
Office Depot Inc.(a)	209,869	847,871
RadioShack Corp.	97,098	1,894,382
Sears Holdings Corp.(a)(b)	37,010	2,392,697
Staples Inc.	208,426	3,970,515
Target Corp.	565,937	27,827,122
Wal-Mart Stores Inc.	1,597,158	76,775,385
Walgreen Co.	301,667	8,054,509
		280,010,564

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Value Index Fund

June 30, 2010

SAVINGS & LOANS—0.11%
People’s United Financial Inc.	287,900	3,886,650
		3,886,650
SEMICONDUCTORS—2.19%
Advanced Micro Devices Inc.(a)	213,618	1,563,684
Analog Devices Inc.	101,163	2,818,401
Applied Materials Inc.	690,456	8,299,281
Intel Corp.	2,396,344	46,608,891
KLA-Tencor Corp.	73,347	2,044,914
LSI Corp.(a)	258,231	1,187,863
MEMC Electronic Materials Inc.(a)(b)	175,634	1,735,264
Microchip Technology Inc.	63,292	1,755,720
Micron Technology Inc.(a)(b)	348,264	2,956,761
National Semiconductor Corp.	100,660	1,354,883
Novellus Systems Inc.(a)	39,294	996,496
Texas Instruments Inc.	339,110	7,894,481
		79,216,639
SOFTWARE—0.79%
Automatic Data Processing Inc.	217,064	8,738,997
CA Inc.	123,108	2,265,187
Compuware Corp.(a)	91,313	728,678
Electronic Arts Inc.(a)	160,185	2,306,664
Fidelity National Information Services Inc.	255,203	6,844,544
Fiserv Inc.(a)	47,258	2,157,800
Novell Inc.(a)	270,729	1,537,741
Paychex Inc.	108,110	2,807,617
Total System Services Inc.	78,479	1,067,314
		28,454,542
TELECOMMUNICATIONS—4.42%
AT&T Inc.	2,271,973	54,959,027
CenturyLink Inc.	231,506	7,711,465
Frontier Communications Corp.(b)	241,204	1,714,960
Harris Corp.	36,814	1,533,303
JDS Uniphase Corp.(a)	61,736	607,482
MetroPCS Communications Inc.(a)(b)	201,538	1,650,596
Motorola Inc.(a)	1,785,409	11,640,867
Qwest Communications International Inc.	1,149,014	6,032,324
Sprint Nextel Corp.(a)	2,288,249	9,702,176
Tellabs Inc.	193,763	1,238,146
Verizon Communications Inc.	2,173,551	60,902,899
Windstream Corp.	213,131	2,250,663
		159,943,908
TEXTILES—0.07%
Cintas Corp.	101,599	2,435,328
		2,435,328
TOYS, GAMES & HOBBIES—0.07%
Mattel Inc.	114,244	2,417,403
		2,417,403

Schedule of Investments (Unaudited) (Continued)

iShares® S&P 500 Value Index Fund

June 30, 2010

TRANSPORTATION—2.01%
C.H. Robinson Worldwide Inc.	45,846	2,551,788
CSX Corp.	110,971	5,507,491
Expeditors International of Washington Inc.	78,112	2,695,645
FedEx Corp.	240,673	16,873,584
Norfolk Southern Corp.	161,841	8,585,665
Ryder System Inc.	40,646	1,635,188
Union Pacific Corp.	163,262	11,348,342
United Parcel Service Inc. Class B	411,010	23,382,359
		72,580,062
TOTAL COMMON STOCKS
(Cost: $ 4,326,850,035)		3,611,351,546

SHORT-TERM INVESTMENTS—1.37%

MONEY MARKET FUNDS—1.37%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	37,812,306	37,812,306
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(d)(e)	9,089,076	9,089,076
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	2,610,963	2,610,963
		49,512,345
TOTAL SHORT-TERM INVESTMENTS
(Cost: $ 49,512,345)		49,512,345

TOTAL INVESTMENTS IN SECURITIES—101.20%
(Cost: $4,376,362,380)		3,660,863,891

SHORT POSITIONS(f)—(0.05)%

COMMON STOCKS—(0.05)%
QEP Resources Inc.	(22,679)	(699,193)
Questar Corp.	(71,139)	(1,148,895)
		(1,848,088)
TOTAL SHORT POSITIONS
(Proceeds: $1,847,823)		(1,848,088)

Other Assets, Less Liabilities—(1.15)%		(41,536,481)
NET ASSETS—100.00%		$3,617,479,322

NVS—Non-Voting Shares

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(f)	In order to track the performance of its benchmark index, the Fund sold non-index securities that it subsequently received in corporate actions occurring on the opening of market trading on the following business day.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P ASIA 50 INDEX FUND

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.55%

CHINA—23.49%
China Construction Bank Corp. Class H	5,624,000	$4,578,846
China Life Insurance Co. Ltd. Class H	1,254,000	5,579,846
China Mobile Ltd.	874,000	8,776,870
CNOOC Ltd.	2,698,000	4,635,745
Industrial and Commercial Bank of China Ltd. Class H	7,790,000	5,722,093
PetroChina Co. Ltd. Class H	3,572,000	4,022,838

		33,316,238
HONG KONG—17.32%
BOC Hong Kong (Holdings) Ltd.	627,000	1,438,038
Cheung Kong (Holdings) Ltd.	242,000	2,809,346
CLP Holdings Ltd.	323,000	2,341,466
Esprit Holdings Ltd.	216,640	1,180,967
Hang Seng Bank Ltd.	125,400	1,684,421
Hong Kong and China Gas Co. Ltd. (The)	722,400	1,794,137
Hong Kong Exchanges and Clearing Ltd.	171,000	2,692,204
Hongkong Electric Holdings Ltd.	228,000	1,360,010
Hutchison Whampoa Ltd.	355,000	2,201,897
Li & Fung Ltd.(a)	456,000	2,058,314
Sun Hung Kai Properties Ltd.	266,000	3,668,659
Swire Pacific Ltd. Class A	117,000	1,337,203

		24,566,662
SINGAPORE—10.26%
DBS Group Holdings Ltd.	274,500	2,689,750
Keppel Corp. Ltd.	228,000	1,389,786
Oversea-Chinese Banking Corp. Ltd.(a)	456,000	2,897,156
Singapore Airlines Ltd.	85,000	888,905
Singapore Telecommunications Ltd.	1,254,000	2,730,578
United Overseas Bank Ltd.	192,000	2,698,259
Wilmar International Ltd.(a)	304,000	1,258,592

		14,553,026
SOUTH KOREA—27.64%
Hyundai Heavy Industries Co. Ltd.(a)	11,400	2,192,371
Hyundai Mobis Co. Ltd.	12,540	2,124,267
Hyundai Motor Co. Ltd.(a)	29,640	3,504,994
KB Financial Group Inc.	66,126	2,570,438
Korea Electric Power Corp.(b)	43,700	1,130,082
KT&G Corp.(a)	23,565	1,160,928
LG Electronics Inc.(a)	15,960	1,227,728
POSCO	12,160	4,642,228
Samsung C&T Corp.(a)	23,180	988,308
Samsung Electronics Co. Ltd.(a)	24,700	15,645,129
Shinhan Financial Group Co. Ltd.	80,948	3,024,044
SK Energy Co. Ltd.	11,025	992,459

		39,202,976
TAIWAN—20.84%
ASUSTeK Computer Inc.	114,535	853,715
AU Optronics Corp.	1,292,273	1,158,286
Cathay Financial Holding Co. Ltd.(b)	1,102,750	1,649,071
China Steel Corp.	1,710,130	1,586,041
Chunghwa Telecom Co. Ltd.	802,689	1,596,310
Formosa Chemicals & Fibre Corp.	570,490	1,315,634

Formosa Plastics Corp.	836,030	1,769,293
Hon Hai Precision Industry Co. Ltd.	1,254,685	4,451,522
HTC Corp.	130,215	1,742,603
MediaTek Inc.	190,731	2,686,018
Nan Ya Plastics Corp.	950,010	1,528,578
Taiwan Semiconductor Manufacturing Co. Ltd.	4,370,343	8,242,466
United Microelectronics Corp.(b)	2,166,430	967,532

		29,547,069

TOTAL COMMON STOCKS
(Cost: $133,058,079)		141,185,971

SHORT-TERM INVESTMENTS—4.66%

MONEY MARKET FUNDS—4.66%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	5,200,083	5,200,083
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(d)(e)	1,249,962	1,249,962
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	162,744	162,744

		6,612,789

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,612,789)		6,612,789

TOTAL INVESTMENTS IN SECURITIES—104.21%
(Cost: $139,670,868)		147,798,760
Other Assets, Less Liabilities—(4.21)%		(5,966,110)

NET ASSETS—100.00%		$141,832,650

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P DEVELOPED EX-U.S. PROPERTY INDEX FUND

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.33%

AUSTRALIA—15.69%
Abacus Property Group	352,188	$121,964
Ardent Leisure Group	88,056	73,633
Aspen Group Ltd.	176,220	66,980
Astro Japan Property Trust	168,912	46,368
Australand Property Group	62,676	128,113
BGP Holdings PLC(a)	1,986,852	243
Bunnings Warehouse Property Trust(b)	85,860	136,703
Centro Retail Group	327,276	44,229
CFS Retail Property Trust(b)	530,964	847,625
Challenger Diversified Property Group	144,000	63,247
Charter Hall Group	234,324	118,753
Charter Hall Office REIT(b)	1,092,672	230,731
Charter Hall Retail REIT(b)	358,704	166,639
Commonwealth Property Office Fund	516,888	406,028
Cromwell Group	181,332	106,448
Dexus Property Group(b)	1,225,620	797,119
FKP Property Group	186,660	107,210
Goodman Group	1,620,288	869,046
GPT Group	444,888	1,055,927
ING Industrial Fund	635,040	201,145
ING Office Fund	749,160	367,011
Lend Lease Group	132,588	820,890
Mirvac Group	859,932	955,139
Peet Ltd.	31,068	55,370
Stockland Corp. Ltd.	619,524	1,946,605
Sunland Group Ltd.(c)	61,596	35,378
Valad Property Group(c)	624,996	48,039
Westfield Group	549,936	5,657,654

		15,474,237
AUSTRIA—1.58%
Atrium European Real Estate Ltd.	98,568	428,975
CA Immobilien Anlagen AG(c)	9,324	97,786
conwert Immobilien Invest SE	19,512	205,255
IMMOEAST AG(a)(c)	100,152	123
IMMOFINANZ AG(c)	274,428	716,329
IMMOFINANZ AG New(a)(c)	112,716	138
Sparkassen Immobilien AG(c)	17,676	105,485

		1,554,091
BELGIUM—0.78%
Befimmo SCA	3,708	254,848
Cofinimmo SA	3,710	419,992
Intervest Offices NV	972	25,491
Warehouses De Pauw SCA	1,836	72,618

		772,949
CANADA—4.09%
Allied Properties Real Estate Investment Trust	3,420	63,112
Artis Real Estate Investment Trust	5,544	56,606
Boardwalk Real Estate Investment Trust	7,056	265,999
Brookfield Properties Corp.	64,440	906,581
Calloway Real Estate Investment Trust	11,556	227,499
Canadian Apartment Properties Real Estate Investment Trust	10,476	147,678
Canadian Real Estate Investment Trust	8,820	230,574

Chartwell Seniors Housing Real Estate Investment Trust	17,892	120,722
Cominar Real Estate Investment Trust	8,424	147,052
Dundee Real Estate Investment Trust	4,428	101,882
Extendicare Real Estate Investment Trust	11,448	92,002
First Capital Realty Inc.	16,308	208,866
H&R Real Estate Investment Trust	19,044	304,661
InnVest Real Estate Investment Trust	8,712	48,452
Killam Properties Inc.	8,136	64,390
Melcor Developments Ltd.	4,068	50,149
MI Developments Inc. Class A	13,608	165,578
Morguard Real Estate Investment Trust	5,040	62,606
Northern Property Real Estate Investment Trust	2,160	47,117
Primaris Retail Real Estate Investment Trust	9,900	162,663
RioCan Real Estate Investment Trust	31,248	559,885

		4,034,074
DENMARK—0.03%
TK Development A/S(c)	8,604	30,419

		30,419
FINLAND—0.32%
Citycon OYJ	33,156	98,283
Sponda OYJ	50,292	152,775
Technopolis OYJ	16,704	64,861

		315,919
FRANCE—7.14%
CeGeReal	252	7,763
Fonciere des Regions	7,452	620,610
Gecina SA	6,084	554,376
Icade	5,112	434,123
Klepierre	22,968	640,459
Mercialys	11,736	334,947
ProLogis European Properties(c)	37,224	190,362
Societe de la Tour Eiffel	1,512	91,602
Societe Immobiliere de Location pour l’Industrie et le Commerce	2,628	260,742
Unibail-Rodamco SE	23,652	3,903,887

		7,038,871
GERMANY—0.90%
Alstria Office REIT AG	6,156	58,816
Colonia Real Estate AG(c)	6,444	32,283
Deutsche EuroShop AG	8,640	235,263
Deutsche Wohnen AG Bearer(c)	16,452	128,913
DIC Asset AG	5,681	43,352
GAGFAH SA	24,084	175,321
IVG Immobilien AG(c)	21,744	130,241
PATRIZIA Immobilien AG(c)	7,380	26,703
TAG Immobilien AG(c)	9,468	53,696

		884,588
HONG KONG—23.68%
Champion REIT(b)	468,000	218,159
Cheung Kong (Holdings) Ltd.	396,000	4,597,112
Chinese Estates Holdings Ltd.	180,000	319,449
Far East Consortium International Ltd.	252,000	70,547
Great Eagle Holdings Ltd.	72,000	184,550
GZI Real Estate Investment Trust	144,000	60,839
Hang Lung Group Ltd.	216,000	1,173,318
Hang Lung Properties Ltd.	504,000	1,951,369
Henderson Land Development Co. Ltd.	252,929	1,494,094
HKR International Ltd.	172,800	65,240
Hongkong Land Holdings Ltd.	288,000	1,434,240
Hopewell Holdings Ltd.	180,000	510,842
Hopson Development Holdings Ltd.	144,000	179,188
Hysan Development Co. Ltd.	144,000	410,522
K. Wah International Holdings Ltd.	288,000	89,871

Kerry Properties Ltd.	180,000	787,066
Kowloon Development Co. Ltd.	72,000	71,194
Lai Fung Holdings Ltd.	900,000	28,316
Link REIT (The)	576,000	1,434,979
Neo-China Land Group (Holdings) Ltd.(c)	69,000	27,025
New World China Land Ltd.	432,000	134,807
Pacific Century Premium Developments Ltd.	180,000	32,823
Prosperity REIT	180,000	32,361
Regal Real Estate Investment Trust	288,000	67,681
Shui On Land Ltd.	522,000	227,244
Silver Grant International Industries Ltd.	288,000	82,105
Sino Land Co. Ltd.	648,000	1,168,325
Sinolink Worldwide Holdings Ltd.	432,000	62,133
SRE Group Ltd.	576,000	56,955
Sun Hung Kai Properties Ltd.	396,000	5,461,613
Sunlight Real Estate Investment Trust	288,000	73,228
Tian An China Investments Co. Ltd.	252,200	161,933
Tomson Group Ltd.	192,953	73,096
Wheelock and Co. Ltd.	216,000	615,784

		23,358,008
ITALY—0.25%
Beni Stabili SpA	192,536	147,125
Immobiliare Grande Distribuzione SpA	43,488	58,595
Pirelli & C. Real Estate SpA(c)	91,008	37,010

		242,730
JAPAN—21.39%
Advance Residence Investment Corp.(b)(c)	252	327,495
AEON Mall Co. Ltd.	18,000	361,261
DA Office Investment Corp.	72	160,777
Daibiru Corp.	10,800	82,138
Daito Trust Construction Co. Ltd.	21,600	1,227,800
Daiwa House Industry Co. Ltd.	144,000	1,309,979
Frontier Real Estate Investment Corp.	36	248,164
Fukuoka REIT Corp.	36	208,702
Global One Real Estate Investment Corp. Ltd.	36	248,977
Hankyu REIT Inc.	36	139,948
Heiwa Real Estate Co. Ltd.	36,000	82,586
Hulic Co. Ltd.	14,400	109,355
Iida Home Max Co. Ltd.	3,600	28,803
Japan Excellent Inc.	36	171,274
Japan Logistics Fund Inc.	36	281,116
Japan Office Investment Corp.	36	33,360
Japan Prime Realty Investment Corp.	144	305,445
Japan Real Estate Investment Corp.	108	884,846
Japan Retail Fund Investment Corp.	360	440,999
Kenedix Realty Investment Corp.	72	201,867
Leopalace21 Corp.(c)	28,800	91,129
MID REIT Inc.	36	70,177
Mitsubishi Estate Co. Ltd.	324,000	4,565,804
Mitsui Fudosan Co. Ltd.	216,000	3,053,633
Mori Hills REIT Investment Corp.	36	73,839
MORI TRUST Sogo REIT Inc.	36	269,319
Nippon Accommodations Fund Inc.	36	189,581
Nippon Building Fund Inc.	144	1,145,621
Nippon Commercial Investment Corp.	72	69,404
Nomura Real Estate Holdings Inc.	14,400	182,583
Nomura Real Estate Office Fund Inc.	72	360,447
Nomura Real Estate Residential Fund Inc.	36	134,252
NTT Urban Development Corp.	252	202,477
ORIX JREIT Inc.	72	301,458
Premier Investment Corp.	36	137,914
Sankei Building Co. Ltd. (The)	3,600	18,673
Shoei Co. Ltd.	7,200	48,412
Sumitomo Realty & Development Co. Ltd.	112,000	1,932,693
TOC Co. Ltd.	14,400	58,095
Tokyo Tatemono Co. Ltd.	108,000	338,072
Tokyo Theatres Co. Inc.	36,000	50,446
Tokyu Land Corp.	108,000	383,230

TOKYU REIT Inc.	36	188,157
Top REIT Inc.	36	159,069
United Urban Investment Corp.	36	216,024

		21,095,401
NETHERLANDS—2.36%
Corio NV	23,112	1,130,839
Eurocommercial Properties NV	9,180	295,170
Nieuwe Steen Investments NV	8,951	147,083
Plaza Centers NV(c)	22,680	33,932
VastNed Offices/Industrial NV	5,652	69,404
VastNed Retail NV	4,824	244,097
Wereldhave NV	5,436	406,172

		2,326,697
NEW ZEALAND—0.40%
AMP NZ Office Trust	211,752	103,384
Goodman Property Trust	194,364	121,626
ING Property Trust	76,968	35,990
Kiwi Income Property Trust	217,692	134,726

		395,726
NORWAY—0.14%
Norwegian Property ASA(c)	102,060	134,968

		134,968
SINGAPORE—9.41%
Allgreen Properties Ltd.	216,000	159,358
Ascendas India Trust	180,000	121,195
Ascendas Real Estate Investment Trust	396,935	517,457
Ascott Residence Trust	108,000	87,415
Bukit Sembawang Estates Ltd.(b)	36,000	122,742
Cambridge Industrial Trust	288,000	102,113
CapitaCommercial Trust	540,000	471,886
CapitaLand Ltd.	828,000	2,135,091
CapitaMall Trust Management Ltd.	684,000	901,483
CapitaMalls Asia Ltd.	216,000	326,452
CapitaRetail China Trust	108,000	95,924
CDL Hospitality Trusts(b)	144,000	180,503
China New Town Development Co. Ltd.	396,000	31,201
City Developments Ltd.(b)	144,000	1,144,904
Fortune REIT(b)	180,000	82,058
Frasers Centrepoint Trust(b)	108,000	100,566
Frasers Commercial Trust	720,000	72,201
GuocoLand Ltd.	72,000	110,880
Ho Bee Investment Ltd.	72,000	78,906
Hong Fok Corp. Ltd.(c)	108,400	42,705
Indiabulls Properties Investment Trust(c)	180,000	31,588
Keppel Land Ltd.	180,000	502,829
K-REIT Asia	36,000	29,396
Lippo-Mapletree Indonesia Retail Trust	108,000	36,745
Mapletree Logistics Trust	324,000	193,783
Parkway Life REIT	36,000	35,069
Saizen REIT(c)	72,000	8,252
Singapore Land Ltd.(b)	36,000	164,515
Starhill Global REIT	432,000	171,736
Suntec REIT	468,000	442,490
United Industrial Corp. Ltd.	116,000	174,486
UOL Group Ltd.	144,000	391,949
Wheelock Properties (Singapore) Ltd.(b)	72,000	95,409
Wing Tai Holdings Ltd.	108,000	122,226

		9,285,513
SPAIN—0.10%
Inmobiliaria Colonial SA(b)(c)	368,064	56,355
Realia Business SA(c)	23,688	42,508

		98,863
SWEDEN—1.53%
Castellum AB	45,936	419,693

Fabege AB	35,568	212,256
Hufvudstaden AB Class A	28,836	221,031
Klovern AB	22,248	69,186
Kungsleden AB	36,936	225,451
Wallenstam AB Class B	10,476	177,023
Wihlborgs Fastigheter AB	9,612	183,421

		1,508,061
SWITZERLAND—1.89%
Allreal Holding AG Registered	2,727	299,670
Intershop Holdings AG	142	38,583
Mobimo Holding AG Registered(c)	1,368	238,498
PSP Swiss Property AG Registered(c)	8,917	534,598
Swiss Prime Site AG Registered(c)	12,168	737,967
Zueblin Immobilien Holding AG Registered(c)	5,724	19,215

		1,868,531
UNITED KINGDOM—7.65%
Big Yellow Group PLC	29,988	132,801
British Land Co. PLC	225,972	1,472,662
Capital & Counties Properties PLC(c)	113,832	184,780
Capital Shopping Centres Group PLC	112,212	523,115
CLS Holdings PLC(c)	6,336	43,415
Daejan Holdings PLC	1,044	36,705
Derwent London PLC	23,148	432,897
Development Securities PLC	22,428	84,222
Grainger PLC	108,344	190,946
Great Portland Estates PLC	81,432	354,405
Hammerson PLC	182,592	938,906
Helical Bar PLC	24,264	100,519
Land Securities Group PLC	197,532	1,650,522
Primary Health Properties PLC	11,556	50,484
SEGRO PLC	192,276	730,092
Shaftesbury PLC	59,328	319,538
St. Modwen Properties PLC	41,292	115,461
UNITE Group PLC(c)	42,372	110,303
Workspace Group PLC	241,200	77,585

		7,549,358

TOTAL COMMON STOCKS
(Cost: $133,919,590)		97,969,004

WARRANTS—0.01%

HONG KONG—0.01%
Henderson Land Development Co. Ltd. (Expires 6/1/11)(c)	49,185	8,337

		8,337

TOTAL WARRANTS
(Cost: $0)		8,337

SHORT-TERM INVESTMENTS—3.75%

MONEY MARKET FUNDS—3.75%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(d)(e)(f)	2,979,569	2,979,569
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(d)(e)(f)	716,209	716,209
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	5,502	5,502

		3,701,280

TOTAL SHORT-TERM INVESTMENTS

(Cost: $3,701,280)	3,701,280

TOTAL INVESTMENTS IN SECURITIES—103.09%
(Cost: $137,620,870)	101,678,621
Other Assets, Less Liabilities—(3.09)%	(3,043,898)

NET ASSETS—100.00%	$98,634,723

(a) Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(b) All or a portion of this security represents a security on loan. See Note 3.
(c) Non-income earning security.
(d) Affiliated issuer. See Note 2.
(e) The rate quoted is the annualized seven-day yield of the fund at period end.
(f) All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P EMERGING MARKETS INFRASTRUCTURE INDEX FUND

June 30, 2010

Security	Shares	Value

COMMON STOCKS—82.61%

BRAZIL—21.60%
Centrais Eletricas Brasileiras SA SP ADR	122,150	$1,631,924
CPFL Energia SA SP ADR	41,195	2,758,005
Ultrapar Participacoes SA SP ADR	133,637	6,319,693

		10,709,622
CHILE—5.09%
Empresa Nacional de Electricidad SA SP ADR	26,670	1,231,621
Enersis SA SP ADR	64,960	1,293,354

		2,524,975
CHINA—29.07%
Beijing Capital International Airport Co. Ltd. Class H	2,244,000	1,331,332
China Merchants Holdings (International) Co. Ltd.	1,054,000	3,512,363
China Oilfield Services Ltd. Class H(a)	1,960,000	2,318,127
China Resources Power Holdings Co. Ltd.	632,000	1,441,390
COSCO Pacific Ltd.	1,190,000	1,422,716
Datang International Power Generation Co. Ltd. Class H	1,190,000	485,954
Huaneng Power International Inc. SP ADR	28,805	677,782
Jiangsu Expressway Co. Ltd. Class H	1,682,000	1,531,418
Zhejiang Expressway Co. Ltd. Class H	1,820,000	1,687,447

		14,408,529
CZECH REPUBLIC—6.20%
CEZ AS	74,818	3,071,352

		3,071,352
INDONESIA—4.31%
PT Perusahaan Gas Negara Tbk	4,993,500	2,134,563

		2,134,563
MEXICO—5.49%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	47,223	1,371,828
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	29,612	1,348,530

		2,720,358
RUSSIA—4.45%
Integra Group Holdings SP GDR(b)(c)	371,525	835,931
OAO TMK SP GDR(b)(c)	91,496	1,372,440

		2,208,371
SOUTH KOREA—4.51%
Korea Electric Power Corp. SP ADR(b)	173,565	2,235,517

		2,235,517
TURKEY—1.89%
TAV Havalimanlari Holding AS(a)(b)	262,675	937,384

		937,384
TOTAL COMMON STOCKS

(Cost: $42,081,663)		40,950,671

PREFERRED STOCKS—7.44%

BRAZIL—7.44%
Companhia Energetica de Minas Gerais SP ADR(a)	251,370	3,687,598

		3,687,598

TOTAL PREFERRED STOCKS
(Cost: $3,776,484)		3,687,598

EXCHANGE-TRADED FUNDS—8.14%
iShares MSCI Chile Investable Market Index Fund(d)	14,000	793,660
iShares MSCI Malaysia Index Fund(d)	159,654	1,826,442
iShares MSCI South Korea Index Fund(d)	31,650	1,415,071

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $3,916,455)		4,035,173

SHORT-TERM INVESTMENTS—3.15%

MONEY MARKET FUNDS—3.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(d)(e)(f)	1,077,824	1,077,824
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(d)(e)(f)	259,081	259,081
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	225,853	225,853

		1,562,758

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,562,758)		1,562,758

TOTAL INVESTMENTS IN SECURITIES—101.34%
(Cost: $51,337,360)		50,236,200
Other Assets, Less Liabilities—(1.34)%		(664,620)

NET ASSETS—100.00%		$49,571,580

SP ADR—Sponsored American Depositary Receipts

SP GDR—Sponsored Global Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P EUROPE 350 INDEX FUND

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.18%

AUSTRIA—0.35%
Erste Group Bank AG	47,180	$1,523,076
OMV AG	28,982	878,271
Telekom Austria AG	62,008	693,836
voestalpine AG	22,242	615,992

		3,711,175
BELGIUM—1.60%
Ageas	460,342	1,043,729
Anheuser-Busch InBev NV	146,932	7,152,286
Belgacom SA	31,013	982,555
Colruyt SA	3,370	796,274
Delhaize Group SA	19,883	1,454,705
Dexia SA(a)	219,387	776,353
Groupe Bruxelles Lambert SA	16,176	1,132,171
KBC Groep NV(a)	40,777	1,590,087
Solvay SA	11,795	1,013,795
UCB SA	17,861	565,217
Umicore	23,256	679,540

		17,186,712
DENMARK—1.39%
A.P. Moller—Maersk A/S Class B	208	1,657,474
Carlsberg A/S Class B	20,220	1,552,405
Danske Bank A/S(a)	106,155	2,061,533
Novo Nordisk A/S Class B	85,935	6,982,082
Novozymes A/S Class B	9,436	1,013,990
Vestas Wind Systems A/S(a)	40,440	1,697,704

		14,965,188
FINLAND—1.41%
Fortum OYJ	85,261	1,888,207
Kone OYJ Class B	37,070	1,487,535
Metso OYJ	25,949	842,936
Nokia OYJ	733,649	6,029,919
Sampo OYJ Class A	94,023	2,000,482
Stora Enso OYJ Class R	112,558	823,787
UPM-Kymmene OYJ	102,448	1,370,335
Wartsila OYJ Class B	16,176	742,430

		15,185,631
FRANCE—15.36%
Accor SA	28,982	1,357,877
Air France-KLM(a)	29,319	352,808
Alcatel-Lucent(a)	457,646	1,189,531
ALSTOM	40,440	1,856,570
AXA	384,854	6,008,091
BNP Paribas	169,848	9,314,256
Bouygues SA	46,169	1,805,436
Cap Gemini SA	29,998	1,333,643
Carrefour SA	116,602	4,676,116
Casino Guichard-Perrachon SA	11,121	849,747
Christian Dior SA	10,784	1,044,329
Compagnie de Saint-Gobain	79,195	2,996,999
Compagnie Generale des Etablissements Michelin Class B	28,645	2,025,588
Credit Agricole SA	205,233	2,170,752
Danone SA	127,049	6,878,507
Dassault Systemes SA	11,462	701,639

Electricite de France	54,594	2,101,793
Essilor International SA	41,788	2,507,096
European Aeronautic Defence and Space Co.	79,869	1,650,418
France Telecom SA	380,810	6,663,298
GDF Suez	285,102	8,206,704
Hermes International	15,502	2,068,786
Lafarge SA	37,070	2,046,722
Lagardere SCA	25,275	795,965
L’Air Liquide SA	55,357	5,659,155
L’Oreal SA	48,528	4,813,014
LVMH Moet Hennessy Louis Vuitton SA	50,550	5,560,918
Pernod Ricard SA	44,147	3,459,761
PPR SA	14,828	1,862,597
PSA Peugeot Citroen SA(a)	32,015	826,068
Publicis Groupe SA	23,253	936,508
Renault SA(a)	40,103	1,512,226
Safran SA	41,451	1,166,010
Sanofi-Aventis	208,940	12,676,243
Schneider Electric SA	51,561	5,282,457
SES SA FDR	66,389	1,391,790
Societe Generale	144,910	6,088,259
Societe Television Francaise 1	23,590	311,348
Sodexo	19,546	1,095,342
STMicroelectronics NV	131,767	1,062,667
Suez Environnement SA	54,257	902,851
Technip SA	21,231	1,237,879
Thales SA	17,861	580,641
Total SA	460,342	20,843,562
Unibail-Rodamco SE	17,861	2,948,052
Valeo SA(a)	15,502	427,334
Vallourec SA	11,458	2,003,483
Veolia Environnement	96,719	2,293,008
Vinci SA	106,155	4,465,205
Vivendi SA	240,618	4,955,935

		164,964,984
GERMANY—11.41%
Adidas AG	41,451	2,024,587
Allianz SE Registered	88,968	8,919,760
BASF SE	180,295	9,962,243
Bayer AG	162,097	9,133,420
Bayerische Motoren Werke AG	63,019	3,092,696
Beiersdorf AG	19,546	1,081,336
Commerzbank AG(a)(b)	134,126	948,780
Daimler AG Registered	174,903	8,980,886
Deutsche Bank AG Registered	121,657	6,959,125
Deutsche Boerse AG	38,081	2,336,002
Deutsche Lufthansa AG Registered	45,495	634,729
Deutsche Post AG Registered	163,445	2,404,447
Deutsche Telekom AG Registered	584,021	6,941,209
E.ON AG	373,733	10,153,684
Fresenius Medical Care AG & Co. KGaA	37,070	2,012,667
Hochtief AG	8,762	527,935
Infineon Technologies AG(a)	214,332	1,264,895
K+S AG	28,171	1,307,112
Linde AG	33,026	3,499,636
MAN SE	19,475	1,620,942
Merck KGaA	12,806	941,007
METRO AG	25,612	1,315,120
Muenchener Rueckversicherungs-Gesellschaft AG Registered	38,755	4,906,128
Puma AG	674	180,307
QIAGEN NV(a)	46,843	918,048
RWE AG	80,206	5,277,685
Salzgitter AG	7,414	444,898
SAP AG	172,544	7,752,287
Siemens AG Registered	160,075	14,513,536
ThyssenKrupp AG	64,367	1,604,458
TUI AG(a)	32,015	284,271
Volkswagen AG	7,414	635,335

		122,579,171

GREECE—0.25%
Alpha Bank AE(a)	90,990	450,273
EFG Eurobank Ergasias SA(a)	66,389	299,257
Hellenic Telecommunications Organization SA SP ADR	102,111	381,895
National Bank of Greece SA SP ADR	496,401	1,077,190
OPAP SA	37,070	463,606

		2,672,221
IRELAND—0.45%
Anglo Irish Bank Corp. Ltd.(c)	211,770	26
CRH PLC	139,518	2,929,151
Elan Corp. PLC(a)	97,056	444,626
Kerry Group PLC Class A	27,297	758,999
Ryanair Holdings PLC SP ADR(a)	23,927	648,182

		4,780,984
ITALY—4.68%
Assicurazioni Generali SpA	258,816	4,574,652
Atlantia SpA	57,290	1,023,846
Banca Monte dei Paschi di Siena SpA	700,286	802,025
Banca Popolare di Milano Scrl	79,869	332,872
Banco Popolare SpA	124,690	694,934
Enel SpA	1,247,574	5,333,255
Eni SpA	546,951	10,176,697
Fiat SpA	147,606	1,539,534
Finmeccanica SpA	77,520	810,909
Intesa Sanpaolo SpA	1,909,779	5,111,345
Luxottica Group SpA	30,058	734,152
Mediaset SpA	145,247	834,412
Mediobanca SpA(a)	92,357	696,869
Mediolanum SpA	42,125	166,535
Pirelli & C. SpA	487,976	272,262
Saipem SpA	49,743	1,537,269
Snam Rete Gas SpA	349,806	1,404,335
Telecom Italia SpA	1,871,361	2,085,929
Tenaris SA	90,990	1,594,902
Terna SpA	256,120	926,262
UniCredit SpA	3,792,261	8,542,413
Unione di Banche Italiane ScpA	124,690	1,084,403

		50,279,812
NETHERLANDS—4.44%
AEGON NV(a)	225,790	1,225,206
Akzo Nobel NV	45,495	2,396,532
ArcelorMittal	181,306	4,964,637
ASML Holding NV	84,924	2,378,495
Heineken NV	55,942	2,389,409
ING Groep NV CVA(a)	750,836	5,680,061
Koninklijke Ahold NV	233,204	2,903,648
Koninklijke DSM NV	35,048	1,410,260
Koninklijke KPN NV	317,117	4,068,874
Koninklijke Philips Electronics NV	192,764	5,836,803
Randstad Holding NV(a)	13,817	548,944
Reed Elsevier NV	142,214	1,588,859
TNT NV	73,466	1,869,961
Unilever NV CVA	336,326	9,285,707
Wolters Kluwer NV	58,638	1,133,050

		47,680,446
NORWAY—1.03%
DnB NOR ASA	174,229	1,691,882
Norsk Hydro ASA	139,496	638,153
Orkla ASA	155,020	999,752
Renewable Energy Corp. ASA(a)(b)	89,979	215,983
Statoil ASA	233,204	4,532,724
Telenor ASA	150,302	1,910,222
Yara International ASA	36,396	1,035,384

		11,024,100

PORTUGAL—0.54%
Banco Comercial Portugues SA Registered	710,446	539,540
Banco Espirito Santo SA Registered	137,496	547,361
BRISA - Auto-estradas de Portugal SA	48,191	293,670
CIMPOR - Cimentos de Portugal SGPS SA	41,114	232,766
Energias de Portugal SA	538,188	1,608,513
Galp Energia SGPS SA Class B	54,594	822,528
Portugal Telecom SGPS SA Registered	177,262	1,776,109

		5,820,487
SPAIN—5.49%
Abertis Infraestructuras SA	62,968	913,213
Acciona SA	5,729	440,626
Acerinox SA	26,623	418,393
Actividades de Construcciones y Servicios SA	40,103	1,482,998
Banco Bilbao Vizcaya Argentaria SA(b)	734,660	7,749,810
Banco de Sabadell SA(b)	206,581	941,313
Banco Popular Espanol SA	197,819	1,019,392
Banco Santander SA	1,617,263	17,313,813
Bankinter SA(b)	55,605	342,869
Enagas SA	38,081	577,937
Ferrovial SA	78,858	516,773
Gamesa Corporacion Tecnologica SA	39,429	342,809
Gas Natural SDG SA	56,616	825,252
Iberdrola Renovables SA	169,511	534,035
Iberdrola SA	777,459	4,411,098
Industria de Diseno Textil SA	42,125	2,429,535
Red Electrica Corporacion SA	20,940	755,119
Repsol YPF SA	157,042	3,205,692
Sacyr Vallehermoso SA(a)(b)	20,894	105,008
Telefonica SA	784,536	14,659,722

		58,985,407
SWEDEN—4.42%
Alfa Laval AB	68,411	898,433
Assa Abloy AB Class B	63,356	1,279,821
Atlas Copco AB Class A	136,148	2,011,953
Boliden AB	54,257	608,317
Electrolux AB Class B	52,909	1,223,121
Hennes & Mauritz AB Class B	187,035	5,181,797
Holmen AB Class B	8,088	193,210
Investor AB Class B	88,294	1,440,933
Nordea Bank AB	633,897	5,286,548
Sandvik AB	204,559	2,526,101
Scania AB Class B	59,312	914,603
Securitas AB Class B	56,953	520,349
Skandinaviska Enskilda Banken AB Class A	330,260	1,773,949
Skanska AB Class B	78,184	1,141,314
SKF AB Class B	81,554	1,479,751
SSAB AB Class A	38,418	522,311
Svenska Cellulosa AB Class B	118,287	1,402,967
Svenska Handelsbanken AB Class A	91,664	2,263,919
Swedbank AB Class A(a)	189,057	1,762,540
Swedish Match AB	49,539	1,090,469
Tele2 AB Class B	62,345	938,940
Telefonaktiebolaget LM Ericsson Class B	591,435	6,631,034
TeliaSonera AB	432,708	2,799,646
Volvo AB Class A	104,133	1,113,990
Volvo AB Class B	224,442	2,519,276

		47,525,292
SWITZERLAND—13.03%
ABB Ltd. Registered(a)	455,961	8,021,125
Actelion Ltd. Registered(a)	21,905	822,694
Adecco SA Registered	28,982	1,390,846
Baloise Holding AG Registered	9,976	698,926
Clariant AG Registered(a)	46,169	589,127
Compagnie Financiere Richemont SA Class A Bearer Units	62,682	2,205,946
Credit Suisse Group AG Registered	203,885	7,736,796
GAM Holding Ltd.	40,103	436,973

Geberit AG Registered	8,088	1,263,809
Givaudan SA Registered	1,613	1,378,383
Holcim Ltd. Registered	51,561	3,483,302
Julius Baer Group Ltd.	40,777	1,170,729
Kuehne & Nagel International AG Registered	10,447	1,083,113
Lonza Group AG Registered	10,110	677,375
Nestle SA Registered	715,788	34,649,357
Nobel Biocare Holding AG Registered	23,930	414,978
Novartis AG Registered	516,958	25,216,294
Roche Holding AG Bearer	5,392	786,036
Roche Holding AG Genusschein	137,496	19,011,131
SGS SA Registered	1,011	1,370,689
Swatch Group AG (The) Bearer	6,066	1,724,142
Swiss Life Holding AG Registered(a)	6,318	609,331
Swiss Reinsurance Co. Registered	72,792	3,018,065
Swisscom AG Registered	4,446	1,512,716
Syngenta AG Registered	18,535	4,307,387
UBS AG Registered(a)	750,836	10,068,242
Zurich Financial Services AG Registered	28,645	6,362,014

		140,009,526
UNITED KINGDOM—33.33%
3i Group PLC	193,775	771,442
Aegis Group PLC	139,280	222,755
AMEC PLC	66,052	816,256
Anglo American PLC(a)	258,816	9,101,480
ARM Holdings PLC	247,358	1,026,951
Associated British Foods PLC	64,704	943,352
AstraZeneca PLC	283,080	13,421,222
Aviva PLC	548,299	2,576,594
BAE Systems PLC	678,044	3,180,212
Barclays PLC	2,361,359	9,558,069
BG Group PLC	663,890	9,992,053
BHP Billiton PLC	433,382	11,375,876
BP PLC	3,686,106	17,586,644
British Airways PLC(a)(b)	118,624	347,848
British American Tobacco PLC	391,931	12,527,752
British Land Co. PLC	172,207	1,122,275
British Sky Broadcasting Group PLC	207,929	2,179,133
BT Group PLC	1,513,804	2,946,508
Bunzl PLC	62,669	631,468
Cable & Wireless Communications PLC	527,408	455,679
Cable & Wireless Worldwide PLC	497,412	644,458
Cairn Energy PLC(a)	269,263	1,671,401
Capita Group PLC	120,983	1,341,230
Carnival PLC	32,689	1,067,618
Centrica PLC	1,014,370	4,502,716
Cobham PLC	234,896	749,596
Compass Group PLC	370,700	2,839,574
Cookson Group PLC(a)	54,257	314,711
Daily Mail & General Trust PLC Class A NVS	56,616	371,847
Diageo PLC	492,357	7,808,122
Drax Group PLC	71,447	402,234
DSG International PLC(a)	742,197	275,490
Experian PLC	199,841	1,752,035
FirstGroup PLC	92,675	506,908
G4S PLC	276,677	1,106,452
GKN PLC(a)	317,385	552,239
GlaxoSmithKline PLC	1,018,751	17,421,073
Hammerson PLC	140,866	724,346
Hays PLC	253,761	348,141
Home Retail Group PLC	170,185	546,147
HSBC Holdings PLC	3,433,356	31,600,633
IMI PLC	60,660	623,930
Imperial Tobacco Group PLC	200,178	5,627,348
InterContinental Hotels Group PLC	51,898	825,362
International Power PLC	300,267	1,349,036
Invensys PLC	153,335	554,241
ITV PLC(a)	730,953	550,617
J Sainsbury PLC	276,003	1,327,564
Johnson Matthey PLC	41,451	926,502

Kingfisher PLC	462,701	1,462,026
Ladbrokes PLC	180,295	343,108
Land Securities Group PLC	149,965	1,253,065
Legal & General Group PLC	1,141,756	1,343,485
Lloyds Banking Group PLC(a)	7,733,139	6,212,848
Logica PLC	314,422	513,684
London Stock Exchange Group PLC	42,462	357,977
Lonmin PLC(a)	29,993	633,151
Man Group PLC	332,282	1,110,085
Marks & Spencer Group PLC	309,366	1,535,711
Misys PLC(a)	71,781	251,296
Mitchells & Butlers PLC(a)	53,583	219,654
National Grid PLC	677,033	4,973,384
Next PLC	36,733	1,104,071
Old Mutual PLC	1,078,063	1,669,341
Pearson PLC	158,390	2,104,269
Persimmon PLC(a)	60,323	315,872
Provident Financial PLC	27,937	351,091
Prudential PLC	498,760	3,794,401
Reckitt Benckiser Group PLC	120,309	5,637,421
Reed Elsevier PLC	241,966	1,806,407
Rentokil Initial PLC(a)	361,909	584,227
Resolution Ltd.	568,519	538,405
Rexam PLC	161,086	730,232
Rio Tinto PLC	298,245	13,245,576
Rolls-Royce Group PLC(a)	367,802	3,095,261
Royal Bank of Scotland Group PLC(a)	3,368,989	2,088,215
Royal Dutch Shell PLC Class A	695,905	17,709,850
Royal Dutch Shell PLC Class B	529,090	12,910,532
RSA Insurance Group PLC	679,055	1,215,057
SABMiller PLC	181,643	5,133,473
Sage Group PLC (The)	253,087	876,938

Schroders PLC	24,938	452,567
Scottish & Southern Energy PLC	182,317	3,052,234
SEGRO PLC	149,628	568,153
Serco Group PLC	95,708	841,950
Severn Trent PLC	47,200	869,282
Shire PLC	111,547	2,293,006
Smith & Nephew PLC	176,925	1,682,153
Smiths Group PLC	76,046	1,219,640
Standard Chartered PLC	324,868	7,975,835
Standard Life PLC	449,571	1,173,693
Tate & Lyle PLC	86,272	580,435
Tesco PLC	1,574,801	8,954,205
Tomkins PLC	169,213	574,166
Tullow Oil PLC	174,566	2,619,517
Unilever PLC	252,413	6,801,208
United Business Media Ltd.	44,484	330,766
United Utilities Group PLC	127,386	1,001,509
Vodafone Group PLC	10,333,768	21,513,077
Whitbread PLC	35,048	738,814
William Hill PLC	140,866	361,014
Wm Morrison Supermarkets PLC	422,935	1,683,756
Wolseley PLC(a)	55,605	1,113,923
WPP PLC	249,380	2,371,034
Xstrata PLC	379,125	5,030,009

		358,037,199

TOTAL COMMON STOCKS
(Cost: $1,437,134,102)		1,065,408,335

PREFERRED STOCKS—0.23%

GERMANY—0.23%
Henkel AG & Co. KGaA	35,385	1,738,058
Porsche Automobil Holding SE	17,187	743,043

		2,481,101

TOTAL PREFERRED STOCKS
(Cost: $3,187,370)		2,481,101

RIGHTS—0.00%

NORWAY—0.00%
Norsk Hydro ASA(a)	42,455	21,935

		21,935

TOTAL RIGHTS
(Cost: $0)		21,935

SHORT-TERM INVESTMENTS—0.58%

MONEY MARKET FUNDS—0.58%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(d)(e)(f)	4,658,867	4,658,867
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(d)(e)(f)	1,119,868	1,119,868
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	401,421	401,421

		6,180,156

TOTAL SHORT-TERM INVESTMENTS

(Cost: $6,180,156)	6,180,156

TOTAL INVESTMENTS IN SECURITIES—99.99%
(Cost: $1,446,501,628)	1,074,091,527
Other Assets, Less Liabilities—0.01%	134,775

NET ASSETS—100.00%	$1,074,226,302

FDR—Fiduciary Depositary Receipts

NVS—Non-Voting Shares

SP ADR—Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL 100 INDEX FUND

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.62%

AUSTRALIA—1.72%
BHP Billiton Ltd.	381,432	$12,129,947

		12,129,947
FINLAND—0.49%
Nokia OYJ	90,041	740,054
Nokia OYJ SP ADR	336,496	2,742,442

		3,482,496
FRANCE—8.15%
Alcatel-Lucent(a)	262,476	682,238
AXA	223,008	3,481,456
BNP Paribas	98,256	5,388,238
Carrefour SA	67,068	2,689,643
Compagnie de Saint-Gobain	46,092	1,744,273
France Telecom SA	220,248	3,853,833
GDF Suez	164,772	4,742,987
L’Oreal SA	27,876	2,764,746
LVMH Moet Hennessy Louis Vuitton SA	29,256	3,218,402
Sanofi-Aventis	120,888	7,334,190
Schneider Electric SA	29,808	3,053,849
Societe Generale	84,456	3,548,340
Total SA	267,996	12,134,438
Vivendi SA	139,932	2,882,137

		57,518,770
GERMANY—6.69%
Allianz SE Registered	51,612	5,174,519
BASF SE	104,604	5,779,919
Bayer AG	93,840	5,287,452
Daimler AG Registered	101,292	5,201,122
Deutsche Bank AG Registered	70,932	4,057,511
Deutsche Telekom AG Registered	336,720	4,001,986
E.ON AG	216,108	5,871,283
RWE AG	46,644	3,069,251
Siemens AG Registered	92,460	8,383,080
Volkswagen AG	4,140	354,773

		47,180,896
ITALY—0.38%
Assicurazioni Generali SpA	151,248	2,673,355

		2,673,355
JAPAN—4.94%
Bridgestone Corp.	82,800	1,323,078
Canon Inc.	138,050	5,195,011
FUJIFILM Holdings Corp.	55,400	1,620,242
Honda Motor Co. Ltd.	165,600	4,860,020
Nissan Motor Co. Ltd.(a)	248,400	1,757,243
Panasonic Corp.	220,800	2,799,611
Seven & I Holdings Co. Ltd.	82,820	1,915,838
Sony Corp.	116,800	3,145,377
Toshiba Corp.(a)	333,000	1,674,596
Toyota Motor Corp.	303,600	10,567,160

		34,858,176
NETHERLANDS—1.78%
AEGON NV(a)	131,928	715,882
ING Groep NV CVA(a)	435,528	3,294,762

Koninklijke Philips Electronics NV	8,570	259,496
Koninklijke Philips Electronics NV NYS(b)	100,747	3,006,290
Unilever NV CVA	24,633	680,099
Unilever NV NYS	167,481	4,575,581

		12,532,110
SOUTH KOREA—1.51%
Samsung Electronics Co. Ltd. SP GDR(b)(c)	33,672	10,665,606

		10,665,606
SPAIN—3.52%
Banco Bilbao Vizcaya Argentaria SA(b)	426,696	4,501,147
Banco Santander SA	936,192	10,022,521
Repsol YPF SA	91,356	1,864,846
Telefonica SA	453,744	8,478,592

		24,867,106
SWEDEN—0.54%
Telefonaktiebolaget LM Ericsson Class B	149,827	1,679,826
Telefonaktiebolaget LM Ericsson Class B SP ADR	194,037	2,138,288

		3,818,114
SWITZERLAND—7.27%
ABB Ltd. Registered(a)	264,132	4,646,529
Credit Suisse Group AG Registered	118,404	4,493,060
Nestle SA Registered	413,724	20,027,257
Novartis AG Registered	299,184	14,593,665
Swiss Reinsurance Co. Registered	41,952	1,739,392
UBS AG Registered(a)	434,976	5,832,756

		51,332,659
UNITED KINGDOM—15.76%
Anglo American PLC(a)	149,868	5,270,233
AstraZeneca PLC	163,392	7,746,645
Aviva PLC	318,228	1,495,433
Barclays PLC	1,369,512	5,543,372
BP PLC	2,142,312	10,221,105
Diageo PLC	283,452	4,495,169
GlaxoSmithKline PLC	589,260	10,076,595
HSBC Holdings PLC	1,988,304	18,300,364
National Grid PLC	406,386	2,985,251
Rio Tinto PLC	173,604	7,710,054
Royal Dutch Shell PLC Class A	22,743	578,779
Royal Dutch Shell PLC Class A SP ADR	186,964	9,389,332
Royal Dutch Shell PLC Class B	307,188	7,495,814
Standard Chartered PLC	187,680	4,607,732
Vodafone Group PLC	5,971,812	12,432,256
Xstrata PLC	218,868	2,903,813

		111,251,947
UNITED STATES—46.87%
3M Co.	81,144	6,409,565
Bristol-Myers Squibb Co.	195,960	4,887,242
Caterpillar Inc.	71,760	4,310,623
Chevron Corp.	229,080	15,545,369
Citigroup Inc.(a)	2,568,732	9,658,432
Coca-Cola Co. (The)	262,200	13,141,464
Colgate-Palmolive Co.	55,752	4,391,028
Dell Inc.(a)	194,580	2,346,635
Dow Chemical Co. (The)	131,928	3,129,332
E.I. du Pont de Nemours and Co.	103,500	3,580,065
EMC Corp.(a)	232,392	4,252,774
Exxon Mobil Corp.	574,908	32,810,000
Ford Motor Co.(a)(b)	385,848	3,889,348
General Electric Co.	1,214,124	17,507,668
Hewlett-Packard Co.	265,236	11,479,414
Intel Corp.	632,316	12,298,546
International Business Machines Corp.	145,728	17,994,493
Johnson & Johnson	313,536	18,517,436
JPMorgan Chase & Co.	452,364	16,561,046

Kimberly-Clark Corp.	47,472	2,878,227
McDonald’s Corp.	122,268	8,053,793
Merck & Co. Inc.	354,660	12,402,460
Microsoft Corp.	865,812	19,922,334
Morgan Stanley	158,700	3,683,427
News Corp. Class A NVS	256,680	3,069,893
Nike Inc. Class B	44,160	2,983,008
PepsiCo Inc.	183,264	11,169,941
Pfizer Inc.	918,252	13,094,274
Philip Morris International Inc.	210,588	9,653,354
Procter & Gamble Co. (The)	327,336	19,633,613
Texas Instruments Inc.	138,552	3,225,491
United Technologies Corp.	106,260	6,897,337
Wal-Mart Stores Inc.	236,256	11,356,826

		330,734,458

TOTAL COMMON STOCKS
(Cost: $988,117,199)		703,045,640

SHORT-TERM INVESTMENTS—1.92%

MONEY MARKET FUNDS—1.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(d)(e)(f)	10,704,394	10,704,394
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(d)(e)(f)	2,573,053	2,573,053
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	242,627	242,627

		13,520,074

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,520,074)		13,520,074

TOTAL INVESTMENTS IN SECURITIES—101.54%
(Cost: $1,001,637,273)		716,565,714
Other Assets, Less Liabilities—(1.54)%		(10,834,409)

NET ASSETS—100.00%		$705,731,305

NVS—Non-Voting Shares

NYS—New York Registered Shares

SP ADR—Sponsored American Depositary Receipts

SP GDR—Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CLEAN ENERGY INDEX FUND

June 30, 2010

Security	Shares	Value

COMMON STOCKS—86.72%

AUSTRALIA—2.18%
Infigen Energy	1,754,148	$1,059,373

		1,059,373
AUSTRIA—4.86%
Verbund AG	76,593	2,360,011

		2,360,011
CANADA—0.72%
Canadian Solar Inc.(a)(b)	35,805	350,173

		350,173
CHILE—6.26%
Empresa Nacional de Electricidad SA SP ADR	65,736	3,035,688

		3,035,688
CHINA—19.80%
China Longyuan Power Group Corp. Ltd. Class H(a)(b)	2,607,000	2,420,476
JA Solar Holdings Co. Ltd. SP ADR(a)(b)	233,805	1,087,193
LDK Solar Co. Ltd. SP ADR(a)(b)	65,406	338,149
Solarfun Power Holdings Co. Ltd. SP ADR(a)(b)	77,979	527,918
Suntech Power Holdings Co. Ltd. SP ADR(a)(b)	208,527	1,912,193
Trina Solar Ltd. SP ADR(a)(b)	93,126	1,609,217
Yingli Green Energy Holding Co. Ltd. SP ADR(a)(b)	168,069	1,710,942

		9,606,088
DENMARK—4.50%
Vestas Wind Systems A/S(a)	51,942	2,180,567

		2,180,567
FRANCE—2.57%
EDF Energies Nouvelles SA(b)	36,630	1,248,230

		1,248,230
GERMANY—7.05%
Nordex AG(a)	104,577	959,954
Q-Cells SE(a)(b)	117,480	759,655
SolarWorld AG(b)	151,569	1,700,617

		3,420,226
JAPAN—0.31%
Japan Wind Development Co. Ltd.(b)	204	151,922

		151,922
NORWAY—3.22%
Renewable Energy Corp. ASA(a)(b)	649,935	1,560,088

		1,560,088
PORTUGAL—4.71%
EDP Renovaveis SA(a)	386,430	2,287,170

		2,287,170
SPAIN—8.67%
Gamesa Corporacion Tecnologica SA	218,790	1,902,235
Iberdrola Renovables SA	730,587	2,301,673

		4,203,908

UNITED STATES—21.87%
Covanta Holding Corp.(a)	124,080	2,058,487
Energy Conversion Devices Inc.(a)(b)	93,390	382,899
First Solar Inc.(a)(b)	25,014	2,847,344
GT Solar International Inc.(a)	56,826	318,226
MEMC Electronic Materials Inc.(a)(b)	192,687	1,903,748
Ormat Technologies Inc.	37,686	1,066,137
SunPower Corp. Class A(a)(b)	168,003	2,032,836

		10,609,677

TOTAL COMMON STOCKS
(Cost: $60,415,165)		42,073,121

PREFERRED STOCKS—12.61%

BRAZIL—12.61%
Companhia Energetica de Minas Gerais SP ADR	201,630	2,957,912
Companhia Paranaense de Energia Class B SP ADR	153,120	3,161,928

		6,119,840

TOTAL PREFERRED STOCKS
(Cost: $5,028,110)		6,119,840

SHORT-TERM INVESTMENTS—38.85%

MONEY MARKET FUNDS—38.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	15,168,750	15,168,750
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(d)(e)	3,646,165	3,646,165
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	35,757	35,757

		18,850,672

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,850,672)		18,850,672

TOTAL INVESTMENTS IN SECURITIES—138.18%
(Cost: $84,293,947)		67,043,633
Other Assets, Less Liabilities—(38.18)%		(18,523,903)

NET ASSETS—100.00%		$48,519,730

SP ADR—Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.50%

AUSTRALIA—0.70%
Crown Ltd.	39,646	$260,194
Tabcorp Holdings Ltd.	67,510	360,951

		621,145
CANADA—2.57%
Canadian Tire Corp. Ltd. Class A	4,128	206,468
Gildan Activewear Inc.(a)	6,536	188,087
Magna International Inc. Class A	6,622	437,021
Shaw Communications Inc. Class B	18,533	334,332
Thomson Reuters Corp.	17,890	641,424
Tim Hortons Inc.	9,933	318,559
Yellow Pages Income Fund	29,455	165,202

		2,291,093
FRANCE—7.54%
Accor SA	7,740	362,638
Christian Dior SA	2,795	270,669
Compagnie Generale des Etablissements Michelin Class B	7,912	559,485
Hermes International	3,741	499,247
Lagardere SCA	6,063	190,937
LVMH Moet Hennessy Louis Vuitton SA	13,029	1,433,298
PPR SA	3,827	480,723
PSA Peugeot Citroen SA(a)	9,718	250,749
Publicis Groupe SA	5,074	204,354
Renault SA(a)	10,879	410,231
SES SA FDR	16,039	336,244
Societe Television Francaise 1	5,504	72,643
Sodexo	5,160	289,162
Valeo SA(a)	4,816	132,760
Vivendi SA	60,071	1,237,264

		6,730,404
GERMANY—4.67%
Adidas AG	11,782	575,467
Bayerische Motoren Werke AG	17,071	837,770
Daimler AG Registered	46,698	2,397,840
Puma AG	344	92,026
TUI AG(a)	11,008	97,743
Volkswagen AG	1,935	165,818

		4,166,664
HONG KONG—1.37%
Esprit Holdings Ltd.	81,771	445,757
Li & Fung Ltd.	172,000	776,382

		1,222,139
ITALY—1.11%
Fiat SpA	42,312	441,315
Luxottica Group SpA	8,428	205,850
Mediaset SpA	39,001	224,052
Pirelli & C. SpA	221,493	123,580

		994,797

JAPAN—16.63%
Bridgestone Corp.	34,400	549,685
Denso Corp.	25,800	721,899
Dentsu Inc.	8,600	231,109
Fast Retailing Co. Ltd.	2,400	366,686
Honda Motor Co. Ltd.	81,700	2,397,727
Marui Group Co. Ltd.	12,900	87,905
Nikon Corp.	16,500	289,202
Nippon Television Network Corp.	860	118,859
Nissan Motor Co. Ltd.(a)	111,800	790,901
NOK Corp.	8,600	138,490
Oriental Land Co. Ltd.	2,300	192,598
Panasonic Corp.	94,600	1,199,471
SANYO Electric Co. Ltd.(a)	129,000	167,646
Sekisui House Ltd.	25,000	215,844
Sharp Corp.	43,000	459,690
Sony Corp.	51,600	1,389,567
Suzuki Motor Corp.	17,200	341,512
Toyota Industries Corp.	8,600	220,710
Toyota Motor Corp.	133,300	4,639,666
Yamada Denki Co. Ltd.	4,730	311,627

		14,830,794
MEXICO—0.51%
Grupo Televisa SA CPO	129,000	452,447

		452,447
NETHERLANDS—0.79%
Reed Elsevier NV	37,152	415,074
Wolters Kluwer NV	15,136	292,470

		707,544
SOUTH KOREA—0.50%
Hyundai Motor Co. Ltd. Class A SP GDR(b)(c)	7,549	445,995

		445,995
SPAIN—0.70%
Industria de Diseno Textil SA	10,793	622,480

		622,480
SWEDEN—2.03%
Electrolux AB Class B	18,404	425,454
Hennes & Mauritz AB Class B	49,880	1,381,923

		1,807,377
SWITZERLAND—1.03%
Compagnie Financiere Richemont SA Class A Bearer Units	14,663	516,030
Swatch Group AG (The) Bearer	1,419	403,323

		919,353
UNITED KINGDOM—6.33%
Aegis Group PLC	40,549	64,851
British Sky Broadcasting Group PLC	50,267	526,807
Carnival PLC	8,299	271,044
Compass Group PLC	97,610	747,696
Daily Mail & General Trust PLC Class A NVS	13,424	88,167
DSG International PLC(a)	182,191	67,626
GKN PLC(a)	91,547	159,289
Home Retail Group PLC	42,183	135,371
InterContinental Hotels Group PLC	14,663	233,194
ITV PLC(a)	193,672	145,890

Kingfisher PLC	117,347	370,789
Ladbrokes PLC	54,137	103,025
Marks & Spencer Group PLC	80,539	399,800
Mitchells & Butlers PLC(a)	16,985	69,627
Next PLC	9,804	294,675
Pearson PLC	37,668	500,433
Persimmon PLC(a)	16,942	88,714
Reed Elsevier PLC	58,480	436,585
United Business Media Ltd.	9,245	68,742
Whitbread PLC	9,159	193,072
William Hill PLC	40,506	103,810
WPP PLC	60,501	575,226

		5,644,433
UNITED STATES—53.02%
Abercrombie & Fitch Co. Class A	4,652	142,770
Amazon.com Inc.(a)	16,856	1,841,687
Apollo Group Inc. Class A(a)	6,579	279,410
AutoNation Inc.(a)(d)	4,730	92,235
AutoZone Inc.(a)	1,634	315,721
Bed Bath & Beyond Inc.(a)	13,330	494,276
Best Buy Co. Inc.	17,157	580,936
Big Lots Inc.(a)	4,214	135,227
CarMax Inc.(a)	11,137	221,626
Carnival Corp.	21,973	664,464
CBS Corp. Class B NVS	34,830	450,352
Coach Inc.	15,824	578,367
Comcast Corp. Class A	142,459	2,474,513
D.R. Horton Inc.	14,620	143,715
Darden Restaurants Inc.	7,654	297,358
DeVry Inc.	3,268	171,537
DIRECTV Class A(a)	46,827	1,588,372
Discovery Communications Inc. Series A(a)(d)	14,104	503,654
Eastman Kodak Co.(a)(d)	14,405	62,518
Expedia Inc.	10,191	191,387
Family Dollar Stores Inc.	6,923	260,928
Ford Motor Co.(a)(d)	169,549	1,709,054
Fortune Brands Inc.	7,740	303,253
GameStop Corp. Class A(a)	7,697	144,627
Gannett Co. Inc.	12,599	169,583
Gap Inc. (The)	21,844	425,084
Genuine Parts Co.	7,224	284,987
Goodyear Tire & Rubber Co. (The)(a)	13,975	138,911
H&R Block Inc.	16,340	256,375
Harley-Davidson Inc.	12,513	278,164
Harman International Industries Inc.(a)	3,655	109,248
Hasbro Inc.	7,009	288,070
Home Depot Inc. (The)	83,936	2,356,084
International Game Technology	15,308	240,336
Interpublic Group of Companies Inc. (The)(a)	26,059	185,801
J.C. Penney Co. Inc.	11,868	254,925
Johnson Controls Inc.	34,314	922,017
Kohl’s Corp.(a)	15,050	714,875
Leggett & Platt Inc.	8,170	163,890
Lennar Corp. Class A	7,740	107,663
Limited Brands Inc.	13,201	291,346
Lowe’s Companies Inc.	70,821	1,446,165
Macy’s Inc.	21,371	382,541
Marriott International Inc. Class A	13,373	400,388
Mattel Inc.	19,178	405,806
McDonald’s Corp.	53,793	3,543,345
McGraw-Hill Companies Inc. (The)	15,867	446,497
Meredith Corp.	989	30,788
New York Times Co. (The) Class A(a)	4,994	43,198

Newell Rubbermaid Inc.	15,007	219,702
News Corp. Class A NVS	113,520	1,357,699
Nike Inc. Class B	19,651	1,327,425
Nordstrom Inc.	8,170	262,992
Office Depot Inc.(a)	14,664	59,243
Omnicom Group Inc.	14,964	513,265
O’Reilly Automotive Inc.(a)	7,138	339,483
Polo Ralph Lauren Corp.	3,268	238,433
Priceline.com Inc.(a)	2,150	379,561
Pulte Homes Inc.(a)	15,351	127,106
RadioShack Corp.	6,837	133,390
Ross Stores Inc.	6,106	325,389
Scripps Networks Interactive Inc. Class A	4,644	187,339
Sears Holdings Corp.(a)(d)	2,365	152,897
Stanley Black & Decker Inc.	7,826	395,370
Staples Inc.	35,604	678,256
Starbucks Corp.	37,668	915,332
Starwood Hotels & Resorts Worldwide Inc.	9,976	413,306
Target Corp.	36,765	1,807,735
Tiffany & Co.	5,805	220,068
Time Warner Cable Inc.	17,630	918,170
Time Warner Inc.	55,470	1,603,638
TJX Companies Inc. (The)	20,382	855,025
Urban Outfitters Inc.(a)	6,493	223,294
VF Corp.	4,515	321,378
Viacom Inc. Class B NVS	30,014	941,539
Walt Disney Co. (The)	94,041	2,962,291
Washington Post Co. (The) Class B	258	105,904
Whirlpool Corp.	3,999	351,192
Wyndham Worldwide Corp.	9,804	197,453
Wynn Resorts Ltd.	3,698	282,046
Yum! Brands Inc.	23,951	935,047

		47,285,042

TOTAL COMMON STOCKS
(Cost: $83,911,295)		88,741,707

PREFERRED STOCKS—0.26%

GERMANY—0.26%
Porsche Automobil Holding SE	5,375	232,376

		232,376

TOTAL PREFERRED STOCKS
(Cost: $339,878)		232,376

SHORT-TERM INVESTMENTS—0.88%

MONEY MARKET FUNDS—0.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(e)(f)(g)	592,961	592,961
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(e)(f)(g)	142,532	142,532
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(e)(f)	47,948	47,948

		783,441

TOTAL SHORT-TERM INVESTMENTS
(Cost: $783,441)	783,441

TOTAL INVESTMENTS IN SECURITIES—100.64%
(Cost: $85,034,614)	89,757,524
Other Assets, Less Liabilities—(0.64)%	(569,234)

NET ASSETS—100.00%	$89,188,290

FDR—Fiduciary Depositary Receipts

NVS—Non-Voting Shares

SP GDR—Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	All or a portion of this security represents a security on loan. See Note 3.
(e)	Affiliated issuer. See Note 2.
(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

June 30, 2010

Security	Shares	Value

COMMON STOCKS—98.27%

AUSTRALIA—3.47%
Coca-Cola Amatil Ltd.	76,300	$770,784
Foster’s Group Ltd.	279,804	1,335,301
Wesfarmers Ltd.	163,936	3,967,124
Woolworths Ltd.	175,817	4,012,573

		10,085,782
BELGIUM—2.35%
Anheuser-Busch InBev NV	105,730	5,146,675
Colruyt SA	2,725	643,872
Delhaize Group SA	14,388	1,052,673

		6,843,220
CANADA—1.10%
George Weston Ltd.	6,758	463,041
Loblaw Companies Ltd.	15,042	546,531
Metro Inc. Class A	15,587	613,271
Saputo Inc.	20,383	583,111
Shoppers Drug Mart Corp.	32,155	996,135

		3,202,089
DENMARK—0.40%
Carlsberg A/S Class B	15,042	1,154,860

		1,154,860
FRANCE—5.10%
Carrefour SA	83,712	3,357,121
Casino Guichard-Perrachon SA	7,957	607,989
Danone SA	91,451	4,951,210
L’Oreal SA	34,553	3,426,972
Pernod Ricard SA	31,937	2,502,874

		14,846,166
GERMANY—0.58%
Beiersdorf AG	13,843	765,831
METRO AG	17,985	923,490

		1,689,321
IRELAND—0.18%
Kerry Group PLC Class A	18,966	527,354

		527,354
JAPAN—4.62%
AEON Co. Ltd.	98,117	1,047,808
Ajinomoto Co. Inc.	109,000	994,045
Asahi Breweries Ltd.	54,598	929,813
Japan Tobacco Inc.	654	2,052,388
Kao Corp.	73,600	1,740,816
Kirin Holdings Co. Ltd.	113,596	1,440,329
Nippon Meat Packers Inc.	9,000	112,284
Nissin Foods Holdings Co. Ltd.	10,900	402,175
Seven & I Holdings Co. Ltd.	109,037	2,522,305
Shiseido Co. Ltd.	43,600	970,641
Unicharm Corp.	5,400	612,069
Yakult Honsha Co. Ltd.	21,820	597,960

		13,422,633

MEXICO—1.42%
Fomento Economico Mexicano SAB de CV BD Units	327,009	1,421,547
Grupo Modelo SAB de CV Series C	98,637	489,036
Kimberly-Clark de Mexico SAB de CV Series A	76,317	442,641
Wal-Mart de Mexico SAB de CV Series V	795,710	1,768,738

		4,121,962
NETHERLANDS—3.62%
Heineken NV	40,893	1,746,633
Koninklijke Ahold NV	168,732	2,100,900
Unilever NV CVA	241,980	6,680,885

		10,528,418
SINGAPORE—0.31%
Wilmar International Ltd.	218,000	902,543

		902,543
SOUTH KOREA—0.24%
KT&G Corp. Class A SP GDR(a)(b)	28,532	702,315

		702,315
SWEDEN—0.29%
Swedish Match AB	37,932	834,972

		834,972
SWITZERLAND—8.53%
Nestle SA Registered	512,736	24,820,160

		24,820,160
UNITED KINGDOM—14.07%
Associated British Foods PLC	50,031	729,427
British American Tobacco PLC	281,111	8,985,482
Diageo PLC	352,724	5,593,730
Imperial Tobacco Group PLC	143,880	4,044,714
J Sainsbury PLC	196,854	946,860
Reckitt Benckiser Group PLC	85,892	4,024,715
SABMiller PLC	129,819	3,668,857
Tate & Lyle PLC	66,708	448,809
Tesco PLC	1,128,695	6,417,679
Unilever PLC	180,613	4,866,574
Wm Morrison Supermarkets PLC	304,437	1,212,001

		40,938,848
UNITED STATES—51.99%
Altria Group Inc.	292,447	5,860,638
Archer-Daniels-Midland Co.	91,233	2,355,636
Avon Products Inc.	60,495	1,603,118
Brown-Forman Corp. Class B NVS	15,369	879,568
Campbell Soup Co.	26,051	933,407
Clorox Co. (The)	19,620	1,219,579
Coca-Cola Co. (The)	324,493	16,263,589
Coca-Cola Enterprises Inc.	45,889	1,186,690
Colgate-Palmolive Co.	68,779	5,417,034
ConAgra Foods Inc.	62,893	1,466,665
Constellation Brands Inc. Class A(c)	27,577	430,753
Costco Wholesale Corp.	62,239	3,412,564
CVS Caremark Corp.	191,513	5,615,161
Dean Foods Co.(c)	27,032	272,212
Dr Pepper Snapple Group Inc.	34,662	1,296,012
Estee Lauder Companies Inc. (The) Class A	16,786	935,484
General Mills Inc.	93,304	3,314,158
H.J. Heinz Co.	44,472	1,922,080
Hershey Co. (The)	23,326	1,118,015
Hormel Foods Corp.	9,701	392,697
J.M. Smucker Co. (The)	16,677	1,004,289
Kellogg Co.	35,752	1,798,326
Kimberly-Clark Corp.	58,097	3,522,421
Kraft Foods Inc. Class A	245,250	6,867,000
Kroger Co. (The)	91,451	1,800,670
Lorillard Inc.	21,582	1,553,472
McCormick & Co. Inc. NVS	18,639	707,536

Mead Johnson Nutrition Co. Class A	28,558	1,431,327
Molson Coors Brewing Co. Class B NVS	22,563	955,769
PepsiCo Inc.	226,720	13,818,584
Philip Morris International Inc.	260,510	11,941,778
Procter & Gamble Co. (The)	404,717	24,274,926
Reynolds American Inc.	23,653	1,232,794
Safeway Inc.	55,372	1,088,614
Sara Lee Corp.	93,413	1,317,123
SUPERVALU Inc.	31,174	337,926
Sysco Corp.	83,167	2,376,081
Tyson Foods Inc. Class A	43,055	705,671
Walgreen Co.	138,103	3,687,350
Wal-Mart Stores Inc.	291,902	14,031,729
Whole Foods Market Inc.(c)(d)	24,307	875,538

		151,223,984

TOTAL COMMON STOCKS
(Cost: $310,940,443)		285,844,627

PREFERRED STOCKS—1.19%

BRAZIL—0.77%
Companhia de Bebidas das Americas SP ADR	22,127	2,235,048

		2,235,048
GERMANY—0.42%
Henkel AG & Co. KGaA	24,961	1,226,047

		1,226,047

TOTAL PREFERRED STOCKS
(Cost: $2,823,298)		3,461,095

SHORT-TERM INVESTMENTS—0.12%

MONEY MARKET FUNDS—0.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(e)(f)(g)	182,606	182,606
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(e)(f)(g)	43,894	43,894
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(e)(f)	131,318	131,318

		357,818

TOTAL SHORT-TERM INVESTMENTS
(Cost: $357,818)		357,818

TOTAL INVESTMENTS IN SECURITIES—99.58%
(Cost: $314,121,559)		289,663,540
Other Assets, Less Liabilities—0.42%		1,220,462

NET ASSETS—100.00%		$290,884,002

NVS—Non-Voting Shares

SP ADR—Sponsored American Depositary Receipts

SP GDR—Sponsored Global Depositary Receipts

(a)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Non-income earning security.
(d)	All or a portion of this security represents a security on loan. See Note 3.
(e)	Affiliated issuer. See Note 2.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.
(g)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

June 30, 2010

Security	Shares	Value

COMMON STOCKS—97.42%

AUSTRALIA—2.45%
Oil Search Ltd.	515,844	$2,409,463
Origin Energy Ltd.	422,694	5,334,006
Santos Ltd.	395,991	4,214,370
Woodside Petroleum Ltd.	240,948	8,515,140
WorleyParsons Ltd.	99,360	1,863,962

		22,336,941
AUSTRIA—0.24%
OMV AG	71,001	2,151,616

		2,151,616
CANADA—12.35%
ARC Energy Trust	113,850	2,113,829
Cameco Corp.	185,058	3,942,703
Canadian Natural Resources Ltd.	503,631	16,744,256
Canadian Oil Sands Trust	223,974	5,688,663
Cenovus Energy Inc.	354,728	9,146,518
Enbridge Inc.	172,638	8,054,761
EnCana Corp.	338,238	10,261,886
Enerplus Resources Fund	77,418	1,667,622
Husky Energy Inc.	114,264	2,713,992
Imperial Oil Ltd.	113,229	4,132,142
Nexen Inc.	246,537	4,858,123
Penn West Energy Trust	206,379	3,942,496
Suncor Energy Inc.	728,640	21,482,418
Talisman Energy Inc.	472,581	7,159,981
TransCanada Corp.	315,882	10,585,384

		112,494,774
CHINA—2.58%
CNOOC Ltd.	7,452,000	12,804,140
PetroChina Co. Ltd. Class H	414,000	466,253
PetroChina Co. Ltd. SP ADR	92,855	10,188,979

		23,459,372
FRANCE—5.75%
Technip SA	51,543	3,005,227
Total SA	1,089,441	49,328,176

		52,333,403
ITALY—3.48%
Eni SpA	1,303,686	24,256,683
Saipem SpA	118,404	3,659,184
Tenaris SA	216,108	3,788,010

		31,703,877
JAPAN—0.98%
INPEX Corp.	414	2,325,212
JX Holdings Inc.	972,920	4,804,679
TonenGeneral Sekiyu K.K.	207,000	1,801,220

		8,931,111
NORWAY—1.17%
Statoil ASA	77,103	1,498,630
Statoil ASA SP ADR	479,966	9,191,349

		10,689,979

PORTUGAL—0.21%
Galp Energia SGPS SA Class B	129,996	1,958,555

		1,958,555
SPAIN—0.85%
Repsol YPF SA	263,511	5,379,039
Repsol YPF SA SP ADR	116,928	2,350,253

		7,729,292
UNITED KINGDOM—16.37%
AMEC PLC	147,591	1,823,898
BG Group PLC	1,566,990	23,584,400
BP PLC	8,709,111	41,551,716
Cairn Energy PLC(a)	644,598	4,001,225
Royal Dutch Shell PLC Class A	1,635,093	41,610,927
Royal Dutch Shell PLC Class B	1,243,242	30,336,834
Tullow Oil PLC	409,860	6,150,311

		149,059,311
UNITED STATES—50.99%
Anadarko Petroleum Corp.	229,149	8,269,987
Apache Corp.	154,836	13,035,643
Baker Hughes Inc.	198,720	8,260,790
Cabot Oil & Gas Corp.	48,645	1,523,561
Cameron International Corp.(a)	114,057	3,709,134
Chesapeake Energy Corp.	305,325	6,396,559
Chevron Corp.	926,118	62,846,368
ConocoPhillips	687,861	33,767,097
CONSOL Energy Inc.	108,468	3,661,880
Denbury Resources Inc.(a)	186,921	2,736,523
Devon Energy Corp.	204,723	12,471,725
Diamond Offshore Drilling Inc.	32,706	2,033,986
El Paso Corp.	343,413	3,815,318
EOG Resources Inc.	115,920	11,403,050
Exxon Mobil Corp.	2,365,875	135,020,486
FMC Technologies Inc.(a)	56,304	2,964,969
Halliburton Co.	419,175	10,290,746
Helmerich & Payne Inc.	50,094	1,829,433
Hess Corp.	136,413	6,867,030
Marathon Oil Corp.	329,958	10,258,394
Massey Energy Co.	53,613	1,466,316
Murphy Oil Corp.	88,182	4,369,418
Nabors Industries Ltd.(a)(b)	136,206	2,399,950
National Oilwell Varco Inc.	196,029	6,482,679
Noble Energy Inc.	79,281	4,783,023
Occidental Petroleum Corp.	374,670	28,905,791
Peabody Energy Corp.	128,754	5,038,144
Pioneer Natural Resources Co.	54,648	3,248,824
QEP Resources Inc.	82,800	2,552,724
Range Resources Corp.	73,485	2,950,423
Rowan Companies Inc.(a)	56,097	1,230,768
Schlumberger Ltd.	549,378	30,402,579
Smith International Inc.	116,334	4,379,975
Southwestern Energy Co.(a)	159,804	6,174,827
Spectra Energy Corp.	298,080	5,982,466
Sunoco Inc.	57,546	2,000,874
Tesoro Corp.(b)	75,141	876,896
Valero Energy Corp.	270,135	4,857,027
Williams Companies Inc. (The)	277,794	5,078,074

		464,343,457

TOTAL COMMON STOCKS
(Cost: $1,080,829,541)		887,191,688

PREFERRED STOCKS—2.41%

BRAZIL—2.41%
Petroleo Brasileiro SA SP ADR	735,885	21,929,373

		21,929,373

TOTAL PREFERRED STOCKS
(Cost: $23,119,893)		21,929,373

SHORT-TERM INVESTMENTS—0.07%

MONEY MARKET FUNDS—0.07%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	180,765	180,765
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(d)(e)	43,451	43,451
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	420,564	420,564

		644,780

TOTAL SHORT-TERM INVESTMENTS
(Cost: $644,780)		644,780

TOTAL INVESTMENTS IN SECURITIES—99.90%
(Cost: $1,104,594,214)		909,765,841
Other Assets, Less Liabilities—0.10%		895,987

NET ASSETS—100.00%		$910,661,828

SP ADR—Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

June 30, 2010

Security	Shares	Value

COMMON STOCKS—98.59%

AUSTRALIA—7.57%
AMP Ltd.	124,920	$549,726
ASX Ltd.	10,680	263,048
Australia and New Zealand Banking Group Ltd.	149,400	2,726,981
AXA Asia Pacific Holdings Ltd.	58,080	268,343
BGP Holdings PLC(a)	608,993	75
CFS Retail Property Trust(b)	100,680	160,724
Commonwealth Bank of Australia	91,440	3,756,700
GPT Group	98,880	234,688
Insurance Australia Group Ltd.	126,600	364,641
Lend Lease Group	28,080	173,851
Macquarie Group Ltd.	20,160	632,085
National Australia Bank Ltd.	124,680	2,451,639
QBE Insurance Group Ltd.	60,840	935,271
Stockland Corp. Ltd.	138,720	435,872
Suncorp-Metway Ltd.	74,520	506,064
Westfield Group	123,240	1,267,873
Westpac Banking Corp.	175,800	3,152,431

		17,880,012
AUSTRIA—0.20%
Erste Group Bank AG	14,760	476,486

		476,486
BELGIUM—0.59%
Ageas	142,680	323,497
Dexia SA(c)	69,240	245,022
Groupe Bruxelles Lambert SA	4,680	327,557
KBC Groep NV(c)	12,600	491,333

		1,387,409
BRAZIL—0.99%
Itau Unibanco Holding SA SP ADR(b)	129,360	2,329,774

		2,329,774
CANADA—7.37%
Bank of Montreal	33,120	1,799,604
Bank of Nova Scotia	61,320	2,830,420
Brookfield Asset Management Inc. Class A	28,800	652,347
Canadian Imperial Bank of Commerce	22,920	1,426,555
Manulife Financial Corp.	104,880	1,524,863
National Bank of Canada	9,360	479,605
Power Corp. of Canada	20,160	483,961
Royal Bank of Canada	84,120	4,013,442
Sun Life Financial Inc.	33,600	884,069
Toronto-Dominion Bank (The)	51,240	3,326,152

		17,421,018
CHILE—0.20%
Banco de Chile SP ADR	4,080	243,576
Banco Santander Chile SA SP ADR	3,600	241,524

		485,100
CHINA—2.35%
China Construction Bank Corp. Class H	1,800,000	1,465,491
China Life Insurance Co. Ltd. Class H	504,000	2,242,618
Industrial and Commercial Bank of China Ltd. Class H	2,520,000	1,851,050

		5,559,159

DENMARK—0.26%
Danske Bank A/S(c)	32,160	624,548

		624,548
FINLAND—0.26%
Sampo OYJ Class A	29,040	617,870

		617,870
FRANCE—3.41%
AXA	117,240	1,830,275
BNP Paribas	51,360	2,816,519
Credit Agricole SA	60,600	640,967
Societe Generale	44,040	1,850,300
Unibail-Rodamco SE	5,520	911,105

		8,049,166
GERMANY—3.08%
Allianz SE Registered	26,760	2,682,906
Commerzbank AG(b)(c)	42,600	301,344
Deutsche Bank AG Registered	36,600	2,093,624
Deutsche Boerse AG	11,760	721,394
Muenchener Rueckversicherungs-Gesellschaft AG Registered	11,640	1,473,547

		7,272,815
GREECE—0.15%
National Bank of Greece SA SP ADR	164,880	357,790

		357,790
HONG KONG—2.06%
BOC Hong Kong (Holdings) Ltd.	180,000	412,834
Cheung Kong (Holdings) Ltd.	120,000	1,393,064
Hang Seng Bank Ltd.	24,000	322,377
Hong Kong Exchanges and Clearing Ltd.	69,000	1,086,328
Sun Hung Kai Properties Ltd.	120,000	1,655,034

		4,869,637
IRELAND—0.00%
Anglo Irish Bank Corp. Ltd.(a)	47,975	6

		6
ITALY—2.81%
Assicurazioni Generali SpA	78,960	1,395,642
Banca Monte dei Paschi di Siena SpA	216,360	247,793
Banca Popolare di Milano Scrl	24,720	103,026
Banco Popolare SpA	38,520	214,683
Intesa Sanpaolo SpA	565,563	1,513,676
Mediobanca SpA(c)	28,920	218,213
Mediolanum SpA	13,800	54,556
UniCredit SpA	1,140,960	2,570,116
Unione di Banche Italiane ScpA	38,280	332,913

		6,650,618
JAPAN—6.64%
Credit Saison Co. Ltd.	12,000	127,336
Dai-ichi Life Insurance Co. Ltd. (The)	600	831,280
Daiwa House Industry Co. Ltd.	28,000	254,718
Daiwa Securities Group Inc.	120,000	512,600
Mitsubishi Estate Co. Ltd.	69,000	972,347
Mitsubishi UFJ Financial Group Inc.	792,000	3,624,816
Mitsui Fudosan Co. Ltd.	43,000	607,899
Mizuho Financial Group Inc.	876,000	1,455,215
MS&AD Insurance Group Holdings Inc.	24,000	520,466
NKSJ Holdings Inc.	52,400	313,251
Nomura Holdings Inc.	216,000	1,193,626
ORIX Corp.	6,000	440,728
Promise Co. Ltd.	6,000	40,886
Shinsei Bank Ltd.(b)	120,000	103,063
Sumitomo Mitsui Financial Group Inc.	84,000	2,409,221
Sumitomo Realty & Development Co. Ltd.	22,000	379,636

Sumitomo Trust and Banking Co. Ltd. (The)	120,000	619,731
Tokio Marine Holdings Inc.	48,000	1,275,805

		15,682,624
NETHERLANDS—0.89%
AEGON NV(c)	69,720	378,322
ING Groep NV CVA(c)	227,040	1,717,554

		2,095,876
NORWAY—0.22%
DnB NOR ASA	54,360	527,873

		527,873
PORTUGAL—0.16%
Banco Comercial Portugues SA Registered	260,280	197,667
Banco Espirito Santo SA Registered	46,200	183,919

		381,586
SINGAPORE—1.53%
DBS Group Holdings Ltd.	120,000	1,175,847
Oversea-Chinese Banking Corp. Ltd.	120,000	762,410
United Overseas Bank Ltd.	120,000	1,686,412

		3,624,669
SOUTH KOREA—0.80%
KB Financial Group Inc. SP ADR	21,960	832,064
Shinhan Financial Group Co. Ltd. SP ADR	14,402	1,051,634

		1,883,698
SPAIN—3.54%
Banco Bilbao Vizcaya Argentaria SA	223,200	2,354,501
Banco de Sabadell SA(b)	69,720	317,688
Banco Popular Espanol SA	63,720	328,359
Banco Santander SA	488,040	5,224,774
Bankinter SA(b)	21,197	130,704

		8,356,026
SWEDEN—1.62%
Investor AB Class B	26,640	434,757
Nordea Bank AB	193,680	1,615,244
Skandinaviska Enskilda Banken AB Class A	103,680	556,904
Svenska Handelsbanken AB Class A	28,560	705,376
Swedbank AB Class A(c)	55,560	517,975

		3,830,256
SWITZERLAND—3.88%
Baloise Holding AG Registered	2,880	201,775
Credit Suisse Group AG Registered	61,680	2,340,563
GAM Holding Ltd.	12,298	134,002
Julius Baer Group Ltd.	12,960	372,089
Swiss Life Holding AG Registered(c)	2,040	196,745
Swiss Reinsurance Co. Registered	22,320	925,420
UBS AG Registered(c)	227,520	3,050,901
Zurich Financial Services AG Registered	8,760	1,945,584

		9,167,079
UNITED KINGDOM—9.72%
3i Group PLC	54,120	215,458
Aviva PLC	164,400	772,557
Barclays PLC	712,680	2,884,714
British Land Co. PLC	50,160	326,893
Hammerson PLC	41,160	211,649
HSBC Holdings PLC	1,035,360	9,529,461
Land Securities Group PLC	44,640	372,999
Legal & General Group PLC	347,400	408,780
Lloyds Banking Group PLC(c)	2,337,240	1,877,752
London Stock Exchange Group PLC	13,200	111,283
Man Group PLC	104,280	348,378
Old Mutual PLC	323,040	500,216
Provident Financial PLC	6,480	81,436
Prudential PLC	150,600	1,145,715

Resolution Ltd.	161,196	152,658
Royal Bank of Scotland Group PLC(c)	1,012,320	627,471
RSA Insurance Group PLC	190,440	340,761
Schroders PLC	7,080	128,486
SEGRO PLC	42,000	159,478
Standard Chartered PLC	98,040	2,406,980
Standard Life PLC	138,360	361,216

		22,964,341
UNITED STATES—38.29%
Aflac Inc.	27,960	1,193,051
Allstate Corp. (The)	31,920	917,062
American Express Co.	71,160	2,825,052
American International Group Inc.(b)(c)	8,160	281,030
Ameriprise Financial Inc.	15,240	550,621
Aon Corp.	16,200	601,344
Apartment Investment and Management Co. Class A	7,762	150,350
Assurant Inc.	6,600	229,020
AvalonBay Communities Inc.	4,920	459,380
Bank of America Corp.	593,400	8,527,158
Bank of New York Mellon Corp. (The)	71,880	1,774,717
BB&T Corp.	41,280	1,086,077
Berkshire Hathaway Inc. Class B(c)	98,040	7,812,808
Boston Properties Inc.	7,870	561,446
Capital One Financial Corp.	26,880	1,083,264
CB Richard Ellis Group Inc. Class A(c)	16,320	222,115
Charles Schwab Corp. (The)	57,120	809,962
Chubb Corp.	19,200	960,192
Cincinnati Financial Corp.	9,960	257,665
Citigroup Inc.(c)	1,336,920	5,026,819
CME Group Inc.	4,080	1,148,724
Comerica Inc.	10,080	371,246
Credicorp Ltd.	3,840	349,018
Discover Financial Services	32,520	454,630
E*TRADE Financial Corp.(c)	11,520	136,167
Equity Residential(b)	16,800	699,552
Federated Investors Inc. Class B	5,160	106,864
Fifth Third Bancorp	47,520	584,021
First Horizon National Corp.(c)	15,747	180,303
Franklin Resources Inc.	8,760	755,024
Genworth Financial Inc. Class A(c)	29,520	385,826
Goldman Sachs Group Inc. (The)	30,360	3,985,357
Hartford Financial Services Group Inc. (The)	26,160	578,921
HCP Inc.	17,280	557,280
Health Care REIT Inc.	7,262	305,875
Host Hotels & Resorts Inc.(b)	37,800	509,544
Hudson City Bancorp Inc.	27,720	339,293
Huntington Bancshares Inc.	42,720	236,669
IntercontinentalExchange Inc.(c)	4,560	515,417
Invesco Ltd.(b)	26,929	453,215
Janus Capital Group Inc.	11,520	102,298
JPMorgan Chase & Co.	235,200	8,610,672
KeyCorp	53,040	407,878
Kimco Realty Corp.	23,160	311,270
Legg Mason Inc.	10,080	282,542
Leucadia National Corp.(c)	11,160	217,732
Lincoln National Corp.	17,760	431,390
Loews Corp.	20,880	695,513
M&T Bank Corp.	5,040	428,148
Marsh & McLennan Companies Inc.	32,280	727,914
Marshall & Ilsley Corp.	32,040	230,047
MetLife Inc.	48,600	1,835,136
Moody’s Corp.	11,760	234,259
Morgan Stanley	82,680	1,919,003
NASDAQ OMX Group Inc. (The)(c)	8,880	157,886
Northern Trust Corp.	14,520	678,084
NYSE Euronext Inc.	15,840	437,659
People’s United Financial Inc.	21,480	289,980
Plum Creek Timber Co. Inc.(b)	9,600	331,488
PNC Financial Services Group Inc. (The)(d)	30,720	1,735,680

Principal Financial Group Inc.	19,080	447,235
Progressive Corp. (The)	41,040	768,269
ProLogis	27,960	283,235
Prudential Financial Inc.	27,600	1,481,016
Public Storage	7,920	696,247
Regions Financial Corp.	71,640	471,391
Simon Property Group Inc.	17,401	1,405,131
SLM Corp.(c)	29,280	304,219
State Street Corp.	29,880	1,010,542
SunTrust Banks Inc.	29,760	693,408
T. Rowe Price Group Inc.	15,480	687,157
Torchmark Corp.	4,920	243,589
Travelers Companies Inc. (The)	29,040	1,430,220
U.S. Bancorp	113,760	2,542,536
Unum Group	20,040	434,868
Ventas Inc.	9,360	439,452
Vornado Realty Trust	9,240	674,058
Wells Fargo & Co.	308,280	7,891,968
XL Capital Ltd. Class A	20,400	326,604
Zions Bancorporation(b)	9,720	209,660

		90,487,463

TOTAL COMMON STOCKS
(Cost: $343,374,217)		232,982,899

PREFERRED STOCKS—0.79%

BRAZIL—0.79%
Banco Bradesco SA SP ADR	118,080	1,872,749

		1,872,749

TOTAL PREFERRED STOCKS
(Cost: $1,711,006)		1,872,749

SHORT-TERM INVESTMENTS—1.29%

MONEY MARKET FUNDS—1.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(d)(e)(f)	2,232,092	2,232,092
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(d)(e)(f)	536,536	536,536
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	288,718	288,718

		3,057,346

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,057,346)		3,057,346

TOTAL INVESTMENTS IN SECURITIES—100.67%
(Cost: $348,142,569)		237,912,994
Other Assets, Less Liabilities—(0.67)%		(1,589,560)

NET ASSETS—100.00%		$236,323,434

SP ADR—Sponsored American Depositary Receipts

(a)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Non-income earning security.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.53%

AUSTRALIA—1.04%
CSL Ltd.	142,683	$3,926,450
Sonic Healthcare Ltd.	96,316	848,515

		4,774,965
BELGIUM—0.16%
UCB SA	23,681	749,392

		749,392
CANADA—0.16%
Biovail Corp.	39,004	752,809

		752,809
DENMARK—1.93%
Novo Nordisk A/S Class B	108,654	8,827,964

		8,827,964
FRANCE—4.21%
Essilor International SA	53,133	3,187,746
Sanofi-Aventis	265,068	16,081,489

		19,269,235
GERMANY—3.59%
Bayer AG	205,567	11,582,755
Fresenius Medical Care AG & Co. KGaA	47,163	2,560,653
Merck KGaA	16,119	1,184,452
QIAGEN NV(a)	57,710	1,131,024

		16,458,884
IRELAND—0.12%
Elan Corp. PLC(a)	118,803	544,252

		544,252
JAPAN—4.62%
Astellas Pharma Inc.	99,535	3,363,201
Daiichi Sankyo Co. Ltd.	159,293	2,862,198
Eisai Co. Ltd.	59,700	1,993,598
Ono Pharmaceutical Co. Ltd.	19,900	809,583
Shionogi & Co. Ltd.	79,600	1,657,846
Taisho Pharmaceutical Co. Ltd.	41,000	811,753
Takeda Pharmaceutical Co. Ltd.	179,100	7,731,518
Terumo Corp.	39,800	1,925,009

		21,154,706
SWITZERLAND—12.98%
Actelion Ltd. Registered(a)	27,064	1,016,453
Lonza Group AG Registered	12,736	853,318
Nobel Biocare Holding AG Registered	30,646	531,442
Novartis AG Registered	655,506	31,974,420
Roche Holding AG Bearer	6,567	957,326
Roche Holding AG Genusschein	174,523	24,130,736

		59,463,695
UNITED KINGDOM—9.61%
AstraZeneca PLC	358,399	16,992,202
GlaxoSmithKline PLC	1,291,112	22,078,561
Shire PLC	139,698	2,871,690

Smith & Nephew PLC	221,686	2,107,727

		44,050,180
UNITED STATES—61.11%
Abbott Laboratories	383,672	17,948,176
Aetna Inc.	105,669	2,787,548
Allergan Inc.	76,416	4,451,996
AmerisourceBergen Corp.	70,048	2,224,024
Amgen Inc.(a)	238,004	12,519,010
Baxter International Inc.	148,255	6,025,083
Becton, Dickinson and Co.	57,909	3,915,807
Biogen Idec Inc.(a)	66,267	3,144,369
Boston Scientific Corp.(a)	377,304	2,188,363
Bristol-Myers Squibb Co.	427,452	10,660,653
C.R. Bard Inc.	23,681	1,835,988
Cardinal Health Inc.	89,948	3,023,152
CareFusion Corp.(a)	44,178	1,002,841
Celgene Corp.(a)	114,425	5,815,079
Cephalon Inc.(a)	18,706	1,061,566
Cerner Corp.(a)	16,915	1,283,679
CIGNA Corp.	68,854	2,138,605
Coventry Health Care Inc.(a)	37,014	654,408
DaVita Inc.(a)	25,870	1,615,323
DENTSPLY International Inc.	36,417	1,089,232
Eli Lilly and Co.	252,133	8,446,456
Express Scripts Inc.(a)	136,116	6,400,174
Forest Laboratories Inc.(a)	75,222	2,063,339
Genzyme Corp.(a)(b)	66,267	3,364,376
Gilead Sciences Inc.(a)	221,288	7,585,753
Hospira Inc.(a)	40,994	2,355,105
Humana Inc.(a)	42,188	1,926,726
Intuitive Surgical Inc.(a)	9,751	3,077,611
Johnson & Johnson	685,555	40,488,878
King Pharmaceuticals Inc.(a)	62,287	472,758
Laboratory Corp. of America Holdings(a)	25,870	1,949,305
Life Technologies Corp.(a)	45,372	2,143,827
McKesson Corp.	67,461	4,530,681
Medco Health Solutions Inc.(a)	113,430	6,247,724
Medtronic Inc.	273,625	9,924,379
Merck & Co. Inc.	775,105	27,105,422
Millipore Corp.(a)	13,930	1,485,635
Mylan Inc.(a)(b)	76,615	1,305,520
Patterson Companies Inc.	23,283	664,264
PerkinElmer Inc.	29,452	608,773
Pfizer Inc.	2,004,925	28,590,231
Quest Diagnostics Inc.	37,611	1,871,899
St. Jude Medical Inc.(a)	81,192	2,930,219
Stryker Corp.	70,048	3,506,603
Tenet Healthcare Corp.(a)	109,251	474,149
Thermo Fisher Scientific Inc.(a)	101,888	4,997,606
UnitedHealth Group Inc.	282,580	8,025,272
Varian Medical Systems Inc.(a)	30,646	1,602,173
Waters Corp.(a)	23,084	1,493,535
Watson Pharmaceuticals Inc.(a)	26,467	1,073,766
WellPoint Inc.(a)	106,266	5,199,595
Zimmer Holdings Inc.(a)	50,347	2,721,255

		280,017,911

TOTAL COMMON STOCKS
(Cost: $570,675,325)		456,063,993

SHORT-TERM INVESTMENTS—0.34%

MONEY MARKET FUNDS—0.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	1,176,247	1,176,247

BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(d)(e)	282,739	282,739
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	105,972	105,972

		1,564,958

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,564,958)		1,564,958

TOTAL INVESTMENTS IN SECURITIES—99.87%
(Cost: $572,240,283)		457,628,951
Other Assets, Less Liabilities—0.13%		575,269

NET ASSETS—100.00%		$458,204,220

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.67%

AUSTRALIA—1.72%
Asciano Group(a)	299,381	$409,653
Brambles Ltd.	142,428	656,848
Leighton Holdings Ltd.	16,849	412,002
MAp Group	143,453	325,941
Qantas Airways Ltd.(a)	211,484	392,986
Toll Holdings Ltd.	70,716	327,322
Transurban Group	136,120	487,489

		3,012,241
BRAZIL—0.20%
Empresa Brasileira de Aeronautica SA SP ADR	17,015	356,464

		356,464
CANADA—2.41%
Bombardier Inc. Class B	136,950	623,759
Canadian National Railway Co.	39,840	2,287,337
Canadian Pacific Railway Ltd.	14,276	766,563
SNC-Lavalin Group Inc.	13,612	545,812

		4,223,471
CHILE—0.32%
LAN Airlines SA SP ADR(a)(b)	30,106	557,262

		557,262
DENMARK—0.86%
A.P. Moller - Maersk A/S Class B	88	701,239
Vestas Wind Systems A/S(a)	19,339	811,867

		1,513,106
FINLAND—0.75%
Kone OYJ Class B	14,857	596,178
Metso OYJ	11,786	382,860
Wartsila OYJ Class B	7,138	327,613

		1,306,651
FRANCE—5.67%
Air France-KLM(a)	11,205	134,834
ALSTOM	19,007	872,597
Bouygues SA	20,833	814,673
Compagnie de Saint-Gobain	36,520	1,382,037
European Aeronautic Defence and Space Co.	37,184	768,372
Safran SA	18,509	520,655
Schneider Electric SA	22,742	2,329,932
Thales SA	7,221	234,746
Vallourec SA	5,146	899,801
Vinci SA	47,310	1,990,004

		9,947,651
GERMANY—5.13%
Deutsche Lufthansa AG Registered	17,845	248,966
Deutsche Post AG Registered	75,696	1,113,568
Hochtief AG	4,482	270,053
MAN SE	9,462	787,541
Siemens AG Registered	72,542	6,577,173

		8,997,301
HONG KONG—0.64%
Hutchison Whampoa Ltd.	182,000	1,128,860

		1,128,860

IRELAND—0.16%
Ryanair Holdings PLC SP ADR(a)	10,334	279,948

		279,948
ITALY—0.48%
Atlantia SpA	25,211	450,553
Finmeccanica SpA	37,848	395,915

		846,468
JAPAN—16.46%
All Nippon Airways Co. Ltd.(a)	166,000	530,885
Asahi Glass Co. Ltd.	83,000	790,699
Central Japan Railway Co.	166	1,376,924
Dai Nippon Printing Co. Ltd.	29,000	338,535
Daikin Industries Ltd.	24,900	770,158
East Japan Railway Co.	27,900	1,869,669
Fanuc Ltd.	16,600	1,902,181
Fujikura Ltd.	83,000	366,742
Furukawa Electric Co. Ltd.	83,000	367,680
ITOCHU Corp.	124,500	991,892
JS Group Corp.	24,900	480,047
Kajima Corp.	83,000	190,406
Kawasaki Heavy Industries Ltd.	166,000	407,074
Kintetsu Corp.	83,000	254,187
Komatsu Ltd.	74,700	1,365,856
Kubota Corp.	83,000	645,316
Marubeni Corp.	166,000	864,798
Mitsubishi Corp.	124,500	2,622,534
Mitsubishi Electric Corp.	166,000	1,313,143
Mitsubishi Heavy Industries Ltd.	332,000	1,159,317
Mitsui & Co. Ltd.	149,400	1,779,496
Mitsui O.S.K. Lines Ltd.	88,000	590,711
NGK Insulators Ltd.	12,000	189,174
Nippon Express Co. Ltd.	83,000	377,997
Nippon Yusen K.K.	115,000	424,963
NSK Ltd.	21,000	148,322
Obayashi Corp.	83,000	332,976
Odakyu Electric Railway Co. Ltd.	83,000	715,663
Panasonic Electric Works Co. Ltd.	4,000	39,824
Secom Co. Ltd.	16,600	741,926
Shimizu Corp.	83,000	287,016
SMC Corp.	8,300	1,122,737
Sumitomo Corp.	99,600	1,009,619
Sumitomo Electric Industries Ltd.	66,400	785,635
Taisei Corp.	83,000	167,895
Tokyu Corp.	83,000	339,541
Toppan Printing Co. Ltd.	12,000	96,146
TOTO Ltd.	7,000	47,067
West Japan Railway Co.	166	609,673
Yamato Holdings Co. Ltd.	33,200	443,842

		28,858,266
MEXICO—0.28%
Alfa SAB de CV Series A	33,200	249,379
Grupo Carso SAB de CV Series A1	74,700	238,402

		487,781
NETHERLANDS—2.10%
Koninklijke Philips Electronics NV	86,071	2,606,189
Randstad Holding NV(a)	5,893	234,127
TNT NV	32,951	838,716

		3,679,032
NORWAY—0.30%
Orkla ASA	81,672	526,718

		526,718
PORTUGAL—0.10%
BRISA - Auto-estradas de Portugal SA	28,264	172,237

		172,237

SINGAPORE—0.91%
Keppel Corp. Ltd.(a)(b)	118,000	719,275
Singapore Airlines Ltd.	83,667	874,965

		1,594,240
SPAIN—0.95%
Abertis Infraestructuras SA	28,788	417,507
Actividades de Construcciones y Servicios SA	18,509	684,458
Ferrovial SA	38,014	249,114
Gamesa Corporacion Tecnologica SA	25,730	223,705
Sacyr Vallehermoso SA(a)(b)	17,264	86,765

		1,661,549
SWEDEN—3.94%
Alfa Laval AB	33,615	441,461
Assa Abloy AB Class B	27,224	549,937
Atlas Copco AB Class A	63,578	939,536
Sandvik AB	96,695	1,194,088
Scania AB Class B	32,785	505,551
Securitas AB Class B	30,378	277,548
Skanska AB Class B	35,441	517,360
SKF AB Class B	37,765	685,225
Volvo AB Class A	51,128	546,955
Volvo AB Class B	111,967	1,256,787

		6,914,448
SWITZERLAND—3.21%
ABB Ltd. Registered(a)	204,844	3,603,552
Adecco SA Registered	11,534	553,517
Geberit AG Registered	3,225	503,930
Kuehne & Nagel International AG Registered	3,984	413,049
SGS SA Registered	415	562,647

		5,636,695
UNITED KINGDOM—4.72%
BAE Systems PLC	313,657	1,471,137
British Airways PLC(a)	47,061	138,000
Bunzl PLC	33,117	333,695
Capita Group PLC	47,476	526,324
Cobham PLC	97,027	309,631
Cookson Group PLC(a)	26,975	156,465
Experian PLC	85,739	751,686
FirstGroup PLC	43,907	240,160
G4S PLC	104,746	418,887
Hays PLC	107,817	147,917
IMI PLC	27,971	287,701
Invensys PLC	72,210	261,009
Rentokil Initial PLC(a)	142,179	229,518
Rolls-Royce Group PLC(a)	153,799	1,294,305
Serco Group PLC	37,682	331,491
Smiths Group PLC	35,109	563,085
Tomkins PLC	84,743	287,546
Wolseley PLC(a)	26,726	535,396

		8,283,953
UNITED STATES—48.36%
3M Co.	62,582	4,943,352
Avery Dennison Corp.	10,209	328,015
Boeing Co. (The)	66,815	4,192,641
C.H. Robinson Worldwide Inc.	14,276	794,602
Caterpillar Inc.	55,693	3,345,479
Cintas Corp.	11,620	278,531
CSX Corp.	33,781	1,676,551
Cummins Inc.	17,845	1,162,245
Danaher Corp.	46,563	1,728,419
Deere & Co.	37,682	2,098,134
Dover Corp.	17,181	717,994
Dun & Bradstreet Corp. (The)	4,482	300,832
Eaton Corp.	15,189	993,968
Emerson Electric Co.	66,317	2,897,390
Equifax Inc.	10,790	302,767
Expeditors International of Washington Inc.	18,011	621,560

Fastenal Co.(a)(b)	11,703	587,374
FedEx Corp.	27,307	1,914,494
Flowserve Corp.	5,312	450,458
Fluor Corp.	16,683	709,027
General Dynamics Corp.	33,947	1,987,936
General Electric Co.	939,394	13,546,061
Goodrich Corp.	10,541	698,341
Honeywell International Inc.	66,566	2,598,071
Illinois Tool Works Inc.	34,196	1,411,611
Iron Mountain Inc.	16,434	369,108
ITT Corp.	16,102	723,302
Jacobs Engineering Group Inc.(a)(b)	12,284	447,629
L-3 Communications Holdings Inc.	10,560	748,070
Lockheed Martin Corp.	27,722	2,065,289
Masco Corp.	33,532	360,804
Norfolk Southern Corp.	32,038	1,699,616
Northrop Grumman Corp.	26,726	1,454,963
PACCAR Inc.	32,702	1,303,829
Pall Corp.	11,039	379,410
Parker Hannifin Corp.	14,857	823,969
Pitney Bowes Inc.	18,841	413,748
Precision Castparts Corp.	12,450	1,281,354
Quanta Services Inc.(a)	20,169	416,490
R.R. Donnelley & Sons Co.	20,086	328,808
Raytheon Co.	33,615	1,626,630
Republic Services Inc.	27,722	824,175
Robert Half International Inc.	13,529	318,608
Rockwell Automation Inc.	12,782	627,468
Rockwell Collins Inc.	13,197	701,157
Roper Industries Inc.	9,130	510,915
Ryder System Inc.	5,063	203,684
Snap-on Inc.	5,976	244,478
Southwest Airlines Co.	57,436	638,114
Stericycle Inc.(a)	7,304	478,996
Textron Inc.	25,647	435,230
Union Pacific Corp.	43,741	3,040,437
United Parcel Service Inc. Class B	86,071	4,896,579
United Technologies Corp.	81,091	5,263,617
W.W. Grainger Inc.	5,810	577,804
Waste Management Inc.	42,247	1,321,909

		84,812,043

TOTAL COMMON STOCKS
(Cost: $205,057,796)		174,796,385

SHORT-TERM INVESTMENTS—0.68%

MONEY MARKET FUNDS—0.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	920,117	920,117
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(d)(e)	221,172	221,172
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	53,002	53,002

		1,194,291

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,194,291)		1,194,291

TOTAL INVESTMENTS IN SECURITIES—100.35%
(Cost: $206,252,087)		175,990,676
Other Assets, Less Liabilities—(0.35)%		(619,979)

NET ASSETS—100.00%		$175,370,697

SP ADR—Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

June 30, 2010

Security	Shares	Value

COMMON STOCKS—98.95%

AUSTRALIA—8.26%
Australian Infrastructure Fund	1,522,112	$2,185,608
ConnectEast Group	9,729,168	3,122,742
Intoll Group	6,211,664	5,456,549
MAp Group	4,032,128	9,161,432
Transurban Group	3,695,664	13,235,341

		33,161,672
BRAZIL—1.53%
Centrais Eletricas Brasileiras SA SP ADR	68,136	910,297
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	17,408	719,647
CPFL Energia SA SP ADR(a)	15,912	1,065,308
Ultrapar Participacoes SA SP ADR(a)	72,488	3,427,958

		6,123,210
CANADA—9.68%
AltaGas Income Trust	41,344	718,603
Enbridge Inc.	385,424	17,982,705
Pembina Pipeline Income Fund	84,864	1,426,313
TransCanada Corp.	558,280	18,708,277

		38,835,898
CHILE—0.88%
Empresa Nacional de Electricidad SA SP ADR	37,400	1,727,132
Enersis SA SP ADR	91,256	1,816,907

		3,544,039
CHINA—5.68%
China Merchants Holdings (International) Co. Ltd.	2,992,000	9,970,580
China Resources Power Holdings Co. Ltd.(a)	545,600	1,244,339
COSCO Pacific Ltd.	2,992,000	3,577,114
Datang International Power Generation Co. Ltd. Class H(a)	1,088,000	444,301
Huaneng Power International Inc. SP ADR	23,936	563,214
Jiangsu Expressway Co. Ltd. Class H	3,536,000	3,219,437
Zhejiang Expressway Co. Ltd. Class H	4,080,000	3,782,847

		22,801,832
FRANCE—7.77%
Aeroports de Paris	110,704	7,173,310
Electricite de France	86,904	3,345,683
GDF Suez	467,160	13,447,271
Groupe Eurotunnel SA	1,055,496	7,205,204

		31,171,468
GERMANY—8.19%
E.ON AG	621,656	16,889,326
Fraport AG	123,896	5,305,537
Hamburger Hafen und Logistik AG(a)	62,424	2,010,981
RWE AG	131,512	8,653,704

		32,859,548

ITALY—6.75%
Ansaldo STS SpA	163,608	2,651,337
Atlantia SpA(a)	817,088	14,602,417
Enel SpA	2,017,424	8,624,288
Gemina SpA(b)	2,007,768	1,229,658

		27,107,700
JAPAN—7.27%
Japan Airport Terminal Co. Ltd.	149,600	2,226,503
Kamigumi Co. Ltd.	680,000	5,256,187
Kansai Electric Power Co. Inc. (The)	244,800	5,978,221
Mitsubishi Logistics Corp.	272,000	3,070,720
Sumitomo Warehouse Co. Ltd. (The)	408,000	1,913,437
Tokyo Electric Power Co. Inc. (The)	394,400	10,745,829

		29,190,897
MEXICO—0.77%
Grupo Aeroportuario del Pacifico SAB de CV SP ADR	106,488	3,093,476

		3,093,476
NETHERLANDS—1.57%
Royal Vopak NV	170,816	6,316,730

		6,316,730
NEW ZEALAND—0.87%
Auckland International Airport Ltd.	2,715,240	3,491,542

		3,491,542
NORWAY—0.63%
Frontline Ltd.	58,752	1,718,341
Ship Finance International Ltd.(a)	45,016	804,886

		2,523,227
PORTUGAL—1.33%
BRISA—Auto-estradas de Portugal SA(a)	872,576	5,317,371

		5,317,371
SINGAPORE—1.43%
Singapore Airport Terminal Services Ltd.	2,992,000	5,743,543

		5,743,543
SPAIN—4.86%
Abertis Infraestructuras SA	856,392	12,420,096
Iberdrola SA	1,247,664	7,078,917

		19,499,013
SWITZERLAND—0.72%
Flughafen Zurich AG Registered	9,792	2,905,773

		2,905,773
UNITED KINGDOM—5.99%
BBA Aviation PLC	1,035,368	2,839,343
Centrica PLC	1,626,832	7,221,391
Forth Ports PLC	99,960	1,763,196
National Grid PLC	956,509	7,026,373
Scottish & Southern Energy PLC	310,896	5,204,821

		24,055,124

UNITED STATES—24.77%
American Electric Power Co. Inc.	152,728	4,933,114
Dominion Resources Inc.	183,328	7,102,127
Duke Energy Corp.	422,144	6,754,304
El Paso Corp.	753,848	8,375,251
Entergy Corp.	58,616	4,198,078
Exelon Corp.	212,432	8,066,043
FirstEnergy Corp.	94,248	3,320,357
General Maritime Corp.(a)	64,328	388,541
NextEra Energy Inc.	131,240	6,399,262
Nordic American Tanker Shipping Ltd.(a)	45,152	1,268,320
Overseas Shipholding Group Inc.	27,880	1,032,675
PG&E Corp.	117,232	4,818,235
Public Service Enterprise Group Inc.	161,568	5,061,925
Southern Co.	248,336	8,264,622
Southern Union Co.	130,424	2,851,069
Spectra Energy Corp.	703,392	14,117,077
Teekay Corp.	49,776	1,302,638
Williams Companies Inc. (The)	611,184	11,172,444

		99,426,082

TOTAL COMMON STOCKS
(Cost: $428,123,763)		397,168,145

PREFERRED STOCKS—0.44%

BRAZIL—0.44%
Companhia Energetica de Minas Gerais SP ADR	121,176	1,777,652

		1,777,652

TOTAL PREFERRED STOCKS
(Cost: $1,618,405)		1,777,652

SHORT-TERM INVESTMENTS—3.65%

MONEY MARKET FUNDS—3.65%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	11,471,141	11,471,141
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(d)(e)	2,757,358	2,757,358
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	408,871	408,871

		14,637,370

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,637,370)		14,637,370

TOTAL INVESTMENTS IN SECURITIES—103.04%
(Cost: $444,379,538)		413,583,167
Other Assets, Less Liabilities—(3.04)%		(12,187,572)

NET ASSETS—100.00%		$401,395,595

SP ADR—Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

June 30, 2010

Security	Shares	Value

COMMON STOCKS—95.94%

AUSTRALIA—12.49%
Amcor Ltd.	616,017	$3,319,634
BHP Billiton Ltd.	1,652,400	52,548,093
BlueScope Steel Ltd.(a)	710,640	1,260,508
Fortescue Metals Group Ltd.(a)	511,110	1,778,641
Incitec Pivot Ltd.	839,160	1,935,014
Lihir Gold Ltd.	1,109,970	4,040,781
Newcrest Mining Ltd.	234,630	6,956,126
OneSteel Ltd.	505,440	1,272,221
Orica Ltd.	196,830	4,189,562
Rio Tinto Ltd.	214,650	12,085,733

		89,386,313
AUSTRIA—0.19%
voestalpine AG	48,060	1,331,021

		1,331,021
BELGIUM—0.63%
Solvay SA	30,210	2,596,587
Umicore	64,941	1,897,575

		4,494,162
BRAZIL—0.91%
Companhia Siderurgica Nacional SA SP ADR(b)	391,770	5,755,101
Fibria Celulose SA SP ADR(a)	53,460	791,208

		6,546,309
CANADA—12.05%
Agnico-Eagle Mines Ltd.	78,840	4,791,312
Agrium Inc.	82,080	4,016,525
Barrick Gold Corp.	477,900	21,730,700
Eldorado Gold Corp.	259,200	4,653,965
First Quantum Minerals Ltd.	35,910	1,809,609
Goldcorp Inc.	368,010	16,141,670
IAMGOLD Corp.	160,110	2,828,085
Inmet Mining Corp.	23,760	942,440
Kinross Gold Corp.	348,300	5,965,332
Potash Corp. of Saskatchewan Inc.	148,230	12,789,920
Teck Resources Ltd. Class B	236,250	6,998,682
Yamana Gold Inc.	350,730	3,604,170

		86,272,410
CHILE—0.41%
Sociedad Quimica y Minera de Chile SA Series B SP ADR(b)	89,640	2,923,160

		2,923,160
DENMARK—0.36%
Novozymes A/S Class B	24,030	2,582,256

		2,582,256

FINLAND—0.76%
Stora Enso OYJ Class R	302,940	2,217,150
UPM-Kymmene OYJ	243,810	3,261,180

		5,478,330
FRANCE—2.76%
Lafarge SA	85,050	4,695,812
L’Air Liquide SA	147,167	15,044,905

		19,740,717
GERMANY—5.91%
BASF SE	461,700	25,511,344
K+S AG	78,030	3,620,530
Linde AG	79,920	8,468,811
Salzgitter AG	14,850	891,117
ThyssenKrupp AG	154,170	3,842,952

		42,334,754
IRELAND—1.03%
CRH PLC	352,080	7,391,844

		7,391,844
JAPAN—8.66%
Asahi Kasei Corp.	540,000	2,849,813
JFE Holdings Inc.	216,000	6,785,851
JSR Corp.	108,000	1,838,038
Kobe Steel Ltd.	810,000	1,565,262
Kuraray Co. Ltd.	135,000	1,604,927
Mitsubishi Chemical Holdings Corp.	675,000	3,119,844
Mitsubishi Materials Corp. (a)	540,000	1,458,470
Mitsui Chemicals Inc.	540,000	1,531,698
Mitsui Mining & Smelting Co. Ltd.	270,000	723,133
Nippon Paper Group Inc.	54,000	1,503,017
Nippon Steel Corp.	2,700,000	9,031,529
Nitto Denko Corp.	81,000	2,690,236
Oji Paper Co. Ltd.	540,000	2,666,742
Shin-Etsu Chemical Co. Ltd.	189,000	8,917,109
Sumitomo Chemical Co. Ltd.	810,000	3,176,291
Sumitomo Metal Industries Ltd.	1,620,000	3,716,352
Sumitomo Metal Mining Co. Ltd.	270,000	3,417,335
Teijin Ltd.	540,000	1,623,234
Toray Industries Inc.	540,000	2,611,821
Toyo Seikan Kaisha Ltd.	81,000	1,198,203

		62,028,905
MEXICO—0.68%
Cemex SAB de CV CPO(a)(b)	4,942,081	4,836,829

		4,836,829
NETHERLANDS—3.10%
Akzo Nobel NV	126,630	6,670,466
ArcelorMittal	424,980	11,637,074
Koninklijke DSM NV	96,660	3,889,402

		22,196,942
NORWAY—0.61%
Norsk Hydro ASA	337,844	1,545,537
Yara International ASA	98,550	2,803,526

		4,349,063
PERU—0.64%
Compania de Minas Buenaventura SA SP ADR	119,340	4,587,430

		4,587,430

PORTUGAL—0.16%
CIMPOR - Cimentos de Portugal SGPS SA	203,614	1,152,758

		1,152,758
SOUTH KOREA—1.95%
POSCO SP ADR(b)	147,960	13,955,587

		13,955,587
SPAIN—0.13%
Acerinox SA	57,510	903,796

		903,796
SWEDEN—0.98%
Boliden AB	157,680	1,767,872
Holmen AB Class B	15,660	374,093
SSAB AB Class A	86,940	1,181,991
Svenska Cellulosa AB Class B	311,580	3,695,558

		7,019,514
SWITZERLAND—3.60%
Clariant AG Registered(a)	140,130	1,788,092
Givaudan SA Registered	4,303	3,677,113
Holcim Ltd. Registered	127,083	8,585,336
Syngenta AG Registered	50,490	11,733,476

		25,784,017
TAIWAN—1.44%
China Steel Corp. SP GDR	556,800	10,300,800

		10,300,800
UNITED KINGDOM—14.35%
Anglo American PLC(a)	654,210	23,005,838
BHP Billiton PLC	1,096,200	28,774,235
Johnson Matthey PLC	122,850	2,745,911
Lonmin PLC(a)	72,090	1,521,818
Rexam PLC	486,246	2,204,242
Rio Tinto PLC	721,710	32,052,389
Xstrata PLC	939,060	12,458,899

		102,763,332
UNITED STATES—22.14%
Air Products and Chemicals Inc.	114,750	7,436,947
Airgas Inc.	32,670	2,032,074
AK Steel Holding Corp.	37,530	447,358
Alcoa Inc.	511,650	5,147,199
Allegheny Technologies Inc.	46,710	2,064,115
Ball Corp.	49,950	2,638,858
Bemis Co. Inc.	37,530	1,013,310
CF Industries Holdings Inc.	27,810	1,764,544
Cliffs Natural Resources Inc.	49,680	2,342,909
Dow Chemical Co. (The)	555,120	13,167,446
E.I. du Pont de Nemours and Co.	469,530	16,241,043
Eastman Chemical Co.	42,660	2,276,338
Ecolab Inc.	111,780	5,020,040
FMC Corp.	24,030	1,380,043
Freeport-McMoRan Copper & Gold Inc.	210,600	12,452,778
International Flavors & Fragrances Inc.	37,530	1,592,023
International Paper Co.	215,190	4,869,750
MeadWestvaco Corp.	82,890	1,840,158
Monsanto Co.	275,130	12,716,509
Newmont Mining Corp.	246,510	15,219,527
Nucor Corp.	154,710	5,922,299
Owens-Illinois Inc.(a)	81,270	2,149,592

Pactiv Corp.(a)	71,010	1,977,629
PPG Industries Inc.	89,910	5,431,463
Praxair Inc.	163,890	12,454,001
Sealed Air Corp.	75,330	1,485,508
Sherwin-Williams Co. (The)	36,450	2,521,976
Sigma-Aldrich Corp.	65,070	3,242,438
Southern Copper Corp.	74,250	1,970,595
Titanium Metals Corp.(a)	49,950	878,621
United States Steel Corp.(b)	65,340	2,518,857
Vulcan Materials Co.(b)	58,320	2,556,166
Weyerhaeuser Co.	105,300	3,706,560

		158,478,674

TOTAL COMMON STOCKS
(Cost: $786,358,065)		686,838,923

PREFERRED STOCKS—3.74%

BRAZIL—3.74%
Gerdau SA SP ADR	342,090	4,508,746
Vale SA Class A SP ADR	1,058,940	22,258,919

		26,767,665

TOTAL PREFERRED STOCKS
(Cost: $28,022,570)		26,767,665

RIGHTS—0.01%

NORWAY—0.01%
Norsk Hydro ASA(a)	102,822	53,125

		53,125

TOTAL RIGHTS
(Cost: $0)		53,125

SHORT-TERM INVESTMENTS—1.18%

MONEY MARKET FUNDS—1.18%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	6,701,298	6,701,298
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(d)(e)	1,610,814	1,610,814
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	143,069	143,069

		8,455,181

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,455,181)		8,455,181

TOTAL INVESTMENTS IN SECURITIES—100.87%
(Cost: $822,835,816)		722,114,894
Other Assets, Less Liabilities—(0.87)%		(6,222,433)

NET ASSETS—100.00%		$715,892,461

CPO—Certificates of Participation (Ordinary)

SP ADR—Sponsored American Depositary Receipts

SP GDR—Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL NUCLEAR ENERGY INDEX FUND

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.37%

AUSTRALIA—6.32%
Energy Resources of Australia Ltd.	27,566	$309,672
Paladin Energy Ltd.(a)	213,796	648,292

		957,964
CANADA—10.59%
Cameco Corp.	51,766	1,102,886
Uranium One Inc.(a)	144,892	353,146
Uranium Participation Corp.(a)	27,984	148,788

		1,604,820
FINLAND—2.67%
Fortum OYJ	18,282	404,877

		404,877
FRANCE—7.26%
AREVA SA(b)	1,694	709,643
Electricite de France	10,142	390,453

		1,100,096
GERMANY—6.66%
E.ON AG	37,136	1,008,921

		1,008,921
JAPAN—18.79%
JGC Corp.	66,000	1,017,335
Kansai Electric Power Co. Inc. (The)	30,800	752,162
Tokyo Electric Power Co. Inc. (The)	39,600	1,078,942

		2,848,439
SOUTH KOREA—1.81%
Korea Electric Power Corp. SP ADR (a)	21,340	274,859

		274,859
SPAIN—5.65%
Iberdrola SA	151,052	857,029

		857,029
UNITED KINGDOM—7.58%
AMEC PLC	92,972	1,148,928

		1,148,928
UNITED STATES—32.04%
Constellation Energy Group Inc.	8,118	261,806
EnergySolutions Inc.	21,230	108,061
Entergy Corp.	8,030	575,109
Exelon Corp.	19,536	741,782
FirstEnergy Corp.	13,376	471,237
McDermott International Inc.(a)	50,534	1,094,567
NextEra Energy Inc.	15,290	745,540
Shaw Group Inc. (The)(a)	20,438	699,388
USEC Inc.(a)(b)	33,583	159,855

		4,857,345

TOTAL COMMON STOCKS
(Cost: $15,772,892)		15,063,278

SHORT-TERM INVESTMENTS—2.71%

MONEY MARKET FUNDS—2.71%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	323,149	323,149
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(d)(e)	77,676	77,676
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	10,491	10,491

		411,316

TOTAL SHORT-TERM INVESTMENTS
(Cost: $411,316)		411,316

TOTAL INVESTMENTS IN SECURITIES—102.08%
(Cost: $16,184,208)		15,474,594
Other Assets, Less Liabilities—(2.08)%		(315,533)

NET ASSETS—100.00%		$15,159,061

SP ADR—Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.80%

AUSTRALIA—0.18%
Computershare Ltd.	95,604	$856,778

		856,778
CANADA—1.06%
Research In Motion Ltd.(a)	100,440	4,946,149

		4,946,149
FINLAND—1.32%
Nokia OYJ	749,766	6,162,386

		6,162,386
FRANCE—0.85%
Alcatel-Lucent(a)	486,576	1,264,727
Cap Gemini SA	30,876	1,372,678
Dassault Systemes SA	10,788	660,381
STMicroelectronics NV	79,800	643,566

		3,941,352
GERMANY—1.99%
Infineon Technologies AG(a)	228,788	1,350,208
SAP AG	176,142	7,913,942

		9,264,150
ITALY—0.09%
STMicroelectronics NV	54,126	436,579

		436,579
JAPAN—9.58%
Advantest Corp.	37,200	792,008
Canon Inc.	204,600	7,699,378
FUJIFILM Holdings Corp.	74,400	2,175,920
Fujitsu Ltd.	372,000	2,358,368
Hirose Electric Co. Ltd.	4,200	387,773
Hitachi Ltd.(a)	744,000	2,724,104
Hoya Corp.	74,400	1,602,513
Keyence Corp.	4,400	1,027,777
Konica Minolta Holdings Inc.	93,000	906,984
Kyocera Corp.	37,200	3,052,006
Murata Manufacturing Co. Ltd.	37,200	1,797,152
NEC Corp.	372,000	979,500
Nintendo Co. Ltd.	20,400	6,074,585
NTT Data Corp.	251	936,038
Ricoh Co. Ltd.	186,000	2,398,305
Rohm Co. Ltd.	18,600	1,128,737
TDK Corp.	22,800	1,266,380
Tokyo Electron Ltd.	37,200	2,040,976
Toshiba Corp.(a)	744,000	3,741,440
Yahoo! Japan Corp.	3,720	1,498,678

		44,588,622

NETHERLANDS—0.52%
ASML Holding NV	86,042	2,409,807

		2,409,807
NORWAY—0.05%
Renewable Energy Corp. ASA(a)	89,838	215,645

		215,645
SOUTH KOREA—3.99%
Samsung Electronics Co. Ltd. SP GDR(b)(c)	58,590	18,558,383

		18,558,383
SWEDEN—1.45%
Telefonaktiebolaget LM Ericsson Class B	601,896	6,748,320

		6,748,320
TAIWAN—4.63%
AU Optronics Corp. SP ADR	259,939	2,308,258
Hon Hai Precision Industry Co. Ltd. SP GDR(c)	793,848	5,810,967
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	1,136,460	11,091,850
United Microelectronics Corp. SP ADR(a)(b)	803,334	2,337,702

		21,548,777
UNITED KINGDOM—0.66%
ARM Holdings PLC	310,620	1,289,594
Logica PLC	312,294	510,208
Misys PLC(a)	105,834	370,511
Sage Group PLC (The)	255,750	886,165

		3,056,478
UNITED STATES—73.43%
Adobe Systems Inc.(a)	107,322	2,836,520
Advanced Micro Devices Inc.(a)	117,552	860,481
Agilent Technologies Inc.(a)	70,866	2,014,720
Akamai Technologies Inc.(a)	34,038	1,380,922
Altera Corp.	64,542	1,601,287
Amphenol Corp. Class A	30,318	1,190,891
Analog Devices Inc.	57,288	1,596,044
Apple Inc.(a)	177,444	44,632,489
Applied Materials Inc.	264,120	3,174,722
Autodesk Inc.(a)	46,314	1,128,209
Automatic Data Processing Inc.	101,184	4,073,668
BMC Software Inc.(a)	38,874	1,346,207
Broadcom Corp. Class A	83,142	2,741,192
CA Inc.	76,446	1,406,606
Cisco Systems Inc.(a)	1,117,674	23,817,633
Citrix Systems Inc.(a)	38,874	1,641,649
Cognizant Technology Solutions Corp. Class A(a)	55,800	2,793,348
Computer Sciences Corp.	31,248	1,413,972
Compuware Corp.(a)	55,614	443,800
Corning Inc.	306,156	4,944,419
Dell Inc.(a)	338,148	4,078,065
eBay Inc.(a)	222,828	4,369,657
Electronic Arts Inc.(a)	63,612	916,013
EMC Corp.(a)	392,460	7,182,018
Fidelity National Information Services Inc.	58,218	1,561,407
First Solar Inc.(a)	9,486	1,079,791
Fiserv Inc.(a)	28,644	1,307,885
FLIR Systems Inc.(a)	30,318	881,951
Google Inc. Class A(a)	47,058	20,938,457
Harris Corp.	23,808	991,603
Hewlett-Packard Co.	456,072	19,738,796

Intel Corp.	1,080,102	21,007,984
International Business Machines Corp.	250,542	30,936,926
Intuit Inc.(a)	65,100	2,263,527
Jabil Circuit Inc.	36,456	484,865
JDS Uniphase Corp.(a)	51,336	505,146
Juniper Networks Inc.(a)	105,090	2,398,154
KLA-Tencor Corp.	32,550	907,494
Lexmark International Inc. Class A(a)(b)	13,578	448,481
Linear Technology Corp.	43,338	1,205,230
LSI Corp.(a)	135,408	622,877
MasterCard Inc. Class A	18,972	3,785,483
McAfee Inc.(a)	29,388	902,799
MEMC Electronic Materials Inc.(a)(b)	47,244	466,771
Microchip Technology Inc.(b)	38,874	1,078,365
Micron Technology Inc.(a)	154,938	1,315,424
Microsoft Corp.	1,490,790	34,303,078
Molex Inc.	26,226	478,362
Monster Worldwide Inc.(a)	13,206	153,850
Motorola Inc.(a)	430,404	2,806,234
National Semiconductor Corp.	45,384	610,869
NetApp Inc.(a)	66,402	2,477,459
Novell Inc.(a)	79,794	453,230
Novellus Systems Inc.(a)	23,436	594,337
NVIDIA Corp.(a)	111,786	1,141,335
Oracle Corp.	770,412	16,533,042
Paychex Inc.	65,286	1,695,477
QLogic Corp.(a)	26,412	438,967
QUALCOMM Inc.	324,756	10,664,987
Red Hat Inc.(a)	33,294	963,528
SAIC Inc.(a)	59,148	990,138
Salesforce.com Inc.(a)	20,832	1,787,802
SanDisk Corp.(a)	43,152	1,815,405
Symantec Corp.(a)	158,286	2,197,010
Tellabs Inc.	66,588	425,497
Teradata Corp.(a)	34,038	1,037,478
Teradyne Inc.(a)	34,224	333,684
Texas Instruments Inc.	239,382	5,572,813
Total System Services Inc.	35,154	478,094
VeriSign Inc.(a)	41,850	1,111,118
Visa Inc. Class A	86,304	6,106,008
Western Digital Corp.(a)	42,780	1,290,245
Western Union Co.	135,036	2,013,387
Xerox Corp.	264,120	2,123,525
Xilinx Inc.	57,102	1,442,397
Yahoo! Inc.(a)	240,684	3,328,660

		341,781,964

TOTAL COMMON STOCKS
(Cost: $549,597,024)		464,515,390

SHORT-TERM INVESTMENTS—1.48%

MONEY MARKET FUNDS—1.48%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(d)(e)(f)	5,287,545	5,287,545
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(d)(e)(f)	1,270,986	1,270,986
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	339,105	339,105

		6,897,636

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,897,636)	6,897,636

TOTAL INVESTMENTS IN SECURITIES—101.28%
(Cost: $556,494,660)	471,413,026
Other Assets, Less Liabilities—(1.28)%	(5,973,234)

NET ASSETS—100.00%	$465,439,792

SP ADR—Sponsored American Depositary Receipts
SP GDR—Sponsored Global Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

June 30, 2010

Security	Shares	Value

COMMON STOCKS—98.83%

AUSTRALIA—3.29%
Telstra Corp. Ltd.	3,181,310	$8,733,054

		8,733,054
AUSTRIA—0.38%
Telekom Austria AG	90,970	1,017,905

		1,017,905
BELGIUM—0.54%
Belgacom SA	45,540	1,442,800

		1,442,800
CANADA—5.37%
BCE Inc.	216,590	6,330,669
Rogers Communications Inc. Class B	137,170	4,489,505
TELUS Corp.	90,200	3,409,715

		14,229,889
CHINA—5.00%
China Mobile Ltd.	1,320,000	13,255,684

		13,255,684
FRANCE—3.65%
France Telecom SA	552,640	9,669,927

		9,669,927
GERMANY—3.81%
Deutsche Telekom AG Registered	851,070	10,115,141

		10,115,141
GREECE—0.21%
Hellenic Telecommunications Organization SA SP ADR	148,610	555,801

		555,801
ITALY—1.14%
Telecom Italia SpA	2,710,730	3,021,540

		3,021,540

JAPAN—8.26%
Nippon Telegraph and Telephone Corp.	220,000	9,049,610
NTT DoCoMo Inc.	4,180	6,353,373
SoftBank Corp.	242,000	6,484,145

		21,887,128
MEXICO—4.84%
America Movil SAB de CV Series L	2,079,000	4,968,210
America Movil SAB de CV Series L SP ADR	144,210	6,849,975
Telefonos de Mexico SAB de CV Series L	187,000	132,945
Telefonos de Mexico SAB de CV Series L SP ADR	63,362	894,038

		12,845,168
NETHERLANDS—2.21%
Koninklijke KPN NV	456,830	5,861,507

		5,861,507
NEW ZEALAND—0.27%
Telecom Corp. of New Zealand Ltd.	545,380	704,802

		704,802
NORWAY—1.05%
Telenor ASA	218,240	2,773,661

		2,773,661
PORTUGAL—0.96%
Portugal Telecom SGPS SA Registered	36,850	369,225
Portugal Telecom SGPS SA SP ADR	219,451	2,176,954

		2,546,179
SINGAPORE—1.90%
Singapore Telecommunications Ltd.	2,310,550	5,031,210

		5,031,210
SPAIN—7.98%
Telefonica SA	1,132,560	21,162,846

		21,162,846
SWEDEN—2.03%
Tele2 AB Class B	89,870	1,353,478
TeliaSonera AB	624,580	4,041,070

		5,394,548
SWITZERLAND—0.91%
Swisscom AG Registered	3,630	1,235,079
Swisscom AG SP ADR	35,090	1,180,779

		2,415,858
TAIWAN—1.13%
Chunghwa Telecom Co. Ltd. SP ADR	151,690	2,986,776

		2,986,776
UNITED KINGDOM—13.97%
BT Group PLC	2,188,340	4,259,442
Cable & Wireless Communications PLC	763,290	659,481
Cable & Wireless Worldwide PLC	776,930	1,006,608
Vodafone Group PLC	14,947,350	31,117,739

		37,043,270
UNITED STATES—29.93%
American Tower Corp. Class A(a)	114,840	5,110,380
AT&T Inc.	1,674,750	40,512,203
CenturyTel Inc.	85,910	2,861,662
Frontier Communications Corp.(b)	88,220	627,244
MetroPCS Communications Inc.(a)	73,150	599,099
Qwest Communications International Inc.	418,660	2,197,965
Sprint Nextel Corp.(a)	840,840	3,565,162
Verizon Communications Inc.	801,020	22,444,580
Windstream Corp.	134,530	1,420,637

		79,338,932

TOTAL COMMON STOCKS
(Cost: $363,958,633)		262,033,626

PREFERRED STOCKS—0.43%

BRAZIL—0.43%
Tele Norte Leste Participacoes SA SP ADR	76,230	1,140,401

		1,140,401

TOTAL PREFERRED STOCKS
(Cost: $1,443,279)		1,140,401

SHORT-TERM INVESTMENTS—0.38%

MONEY MARKET FUNDS—0.38%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	523,039	523,039
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(d)(e)	125,725	125,725
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	347,707	347,707

		996,471

TOTAL SHORT-TERM INVESTMENTS
(Cost: $996,471)		996,471

TOTAL INVESTMENTS IN SECURITIES—99.64%
(Cost: $366,398,383)		264,170,498
Other Assets, Less Liabilities—0.36%		951,235

NET ASSETS—100.00%		$265,121,733

SP ADR—Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL TIMBER & FORESTRY INDEX FUND

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.70%

AUSTRALIA—1.81%
Gunns Ltd.	1,844,045	$950,119

		950,119
BRAZIL—4.66%
Fibria Celulose SA SP ADR(a)	165,299	2,446,425

		2,446,425
CANADA—12.40%
Canfor Corp.(a)	155,617	1,244,760
Sino-Forest Corp. Class A(a)	249,758	3,556,052
West Fraser Timber Co. Ltd.	54,802	1,713,707

		6,514,519
FINLAND—9.79%
Stora Enso OYJ Class R	337,930	2,473,235
UPM-Kymmene OYJ	199,797	2,672,466

		5,145,701
JAPAN—11.17%
Nippon Paper Group Inc.	89,300	2,485,545
Oji Paper Co. Ltd.	517,000	2,553,159
Sumitomo Forestry Co. Ltd.	103,400	831,967

		5,870,671
SOUTH AFRICA—2.89%
Sappi Ltd.(a)	389,630	1,519,729

		1,519,729
SWEDEN—6.04%
Holmen AB Class B	41,830	999,254
Svenska Cellulosa AB Class B	183,206	2,172,952

		3,172,206
UNITED STATES—50.94%
Greif Inc. Class A	30,550	1,696,747
International Paper Co.	90,992	2,059,149
MeadWestvaco Corp.	96,726	2,147,317
Packaging Corp. of America	95,128	2,094,719
Plum Creek Timber Co. Inc.(b)	118,675	4,097,848
Potlatch Corp.	68,291	2,440,037
Rayonier Inc.	101,990	4,489,600
Sonoco Products Co.	75,106	2,289,231
Temple-Inland Inc.	89,018	1,840,002
Weyerhaeuser Co.	102,460	3,606,592

		26,761,242

TOTAL COMMON STOCKS
(Cost: $49,169,550)		52,380,612

SHORT-TERM INVESTMENTS—7.08%

MONEY MARKET FUNDS—7.08%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	2,906,947	2,906,947
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(d)(e)	698,753	698,753
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	117,219	117,219

		3,722,919

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,722,919)		3,722,919

TOTAL INVESTMENTS IN SECURITIES—106.78%
(Cost: $52,892,469)		56,103,531
Other Assets, Less Liabilities—(6.78)%		(3,563,695)

NET ASSETS—100.00%		$52,539,836

SP ADR—Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

June 30, 2010

Security	Shares	Value

COMMON STOCKS—98.38%

AUSTRALIA—0.66%
AGL Energy Ltd.	98,487	$1,222,850

		1,222,850
BRAZIL—0.38%
Centrais Eletricas Brasileiras SA SP ADR	52,731	704,486

		704,486
CANADA—1.01%
Fortis Inc.	38,130	975,273
TransAlta Corp.	48,546	900,887

		1,876,160
CHILE—1.20%
Empresa Nacional de Electricidad SA SP ADR	24,114	1,113,585
Enersis SA SP ADR	56,214	1,119,221

		2,232,806
FINLAND—1.15%
Fortum OYJ	96,999	2,148,158

		2,148,158
FRANCE—8.20%
Electricite de France	62,403	2,402,429
GDF Suez	323,268	9,305,318
Suez Environnement SA	59,613	991,976
Veolia Environnement	109,647	2,599,504

		15,299,227
GERMANY—9.38%
E.ON AG	423,708	11,511,418
RWE AG	91,140	5,997,160

		17,508,578
HONG KONG—3.88%
CLP Holdings Ltd.	418,500	3,033,758
Hong Kong and China Gas Co. Ltd. (The)	1,025,805	2,547,667
Hongkong Electric Holdings Ltd.	279,000	1,664,222

		7,245,647
ITALY—4.65%
Enel SpA	1,417,692	6,060,493
Snam Rete Gas SpA	395,529	1,587,895
Terna SpA	282,999	1,023,471

		8,671,859
JAPAN—10.93%
Chubu Electric Power Co. Inc.	139,500	3,471,341
Kansai Electric Power Co. Inc. (The)	167,400	4,088,048
Kyushu Electric Power Co. Inc.	93,000	2,091,423
Osaka Gas Co. Ltd.	372,000	1,345,237
Tokyo Electric Power Co. Inc. (The)	251,100	6,841,475
Tokyo Gas Co. Ltd.	558,000	2,553,848

		20,391,372

PORTUGAL—0.99%
Energias de Portugal SA	616,869	1,843,671

		1,843,671
SOUTH KOREA—0.79%
Korea Electric Power Corp. SP ADR(a)	114,565	1,475,597

		1,475,597
SPAIN—4.56%
Acciona SA	6,324	486,388
Enagas SA	42,036	637,960
Gas Natural SDG SA	64,914	946,207
Iberdrola Renovables SA	186,465	587,447
Iberdrola SA	880,245	4,994,278
Red Electrica Corporacion SA	23,808	858,542

		8,510,822
UNITED KINGDOM—9.82%
Centrica PLC	1,144,179	5,078,929
Drax Group PLC	81,468	458,650
International Power PLC	338,799	1,522,152
National Grid PLC	770,786	5,662,079
Scottish & Southern Energy PLC	205,437	3,439,295
Severn Trent PLC	52,731	971,146
United Utilities Group PLC	151,590	1,191,801

		18,324,052
UNITED STATES—40.78%
AES Corp. (The)(a)	148,521	1,372,334
Allegheny Energy Inc.	37,758	780,835
Ameren Corp.	53,103	1,262,258
American Electric Power Co. Inc.	106,485	3,439,465
CenterPoint Energy Inc.	92,535	1,217,761
CMS Energy Corp.	51,057	747,985
Consolidated Edison Inc.	62,682	2,701,594
Constellation Energy Group Inc.	44,826	1,445,639
Dominion Resources Inc.	132,525	5,134,019
DTE Energy Co.	37,386	1,705,175
Duke Energy Corp.	292,113	4,673,808
Edison International	72,540	2,300,969
Entergy Corp.	42,129	3,017,279
EQT Corp.	31,899	1,152,830
Exelon Corp.	146,940	5,579,312
FirstEnergy Corp.	67,890	2,391,765
Integrys Energy Group Inc.	17,019	744,411
NextEra Energy Inc.	92,256	4,498,403
Nicor Inc.	9,858	399,249
NiSource Inc.	61,566	892,707
Northeast Utilities	39,060	995,249
NRG Energy Inc.(a)	56,730	1,203,243
ONEOK Inc.	23,529	1,017,629
Pepco Holdings Inc.	49,569	777,242
PG&E Corp.	82,770	3,401,847
Pinnacle West Capital Corp.	24,087	875,803
PPL Corp.	104,346	2,603,433
Progress Energy Inc.	63,891	2,505,805
Public Service Enterprise Group Inc.	112,530	3,525,565
SCANA Corp.	25,203	901,259
Sempra Energy	55,056	2,576,070

Southern Co.	183,396	6,103,419
TECO Energy Inc.	47,430	714,770
Wisconsin Energy Corp.	25,947	1,316,551
Xcel Energy Inc.	102,114	2,104,570

		76,080,253

TOTAL COMMON STOCKS
(Cost: $258,200,817)		183,535,538
PREFERRED STOCKS—0.93%

BRAZIL—0.93%
Companhia Energetica de Minas Gerais SP ADR(b)	85,095	1,248,344
Companhia Paranaense de Energia Class B SP ADR	23,250	480,112

		1,728,456

TOTAL PREFERRED STOCKS
(Cost: $1,725,884)		1,728,456

SHORT-TERM INVESTMENTS—0.76%

MONEY MARKET FUNDS—0.76%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	831,705	831,705
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(d)(e)	199,920	199,920
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	389,625	389,625

		1,421,250

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,421,250)		1,421,250

TOTAL INVESTMENTS IN SECURITIES—100.07%
(Cost: $261,347,951)		186,685,244
Other Assets, Less Liabilities—(0.07)%		(128,959)

NET ASSETS—100.00%		$186,556,285

SP ADR—Sponsored American Depositary Receipts

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P INDIA NIFTY 50 INDEX FUND

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.37%

AGRICULTURE—5.19%
ITC Ltd.	544,999	$3,572,316

		3,572,316
AUTO MANUFACTURERS—4.57%
Mahindra & Mahindra Ltd.	88,563	1,192,275
Maruti Suzuki (India) Ltd.	27,560	842,029
Tata Motors Ltd.	66,674	1,113,856

		3,148,160
BANKS—17.59%
Axis Bank Ltd.	53,636	1,429,986
HDFC Bank Ltd.	74,094	3,051,210
ICICI Bank Ltd.	233,200	4,312,198
Kotak Mahindra Bank Ltd.	36,350	601,374
Punjab National Bank Ltd.	200	4,502
State Bank of India	54,855	2,709,790

		12,109,060
BUILDING MATERIALS—1.24%
ACC Ltd.	22,260	419,453
Ambuja Cements Ltd.	175,695	433,205

		852,658
COMPUTERS—12.46%
Infosys Technologies Ltd.	100,117	5,996,278
Tata Consultancy Services Ltd.	105,735	1,704,013
Wipro Ltd.	106,742	880,736

		8,581,027
DIVERSIFIED FINANCIAL SERVICES—4.94%
Housing Development Finance Corp. Ltd.	53,848	3,402,131

		3,402,131
ELECTRIC—4.99%
NTPC Ltd.	271,413	1,162,533
Power Grid Corp. of India Ltd.	127,624	285,100
Reliance Infrastructure Ltd.	29,044	748,537
Reliance Power Ltd.(a)	75,843	278,959
Tata Power Co. Ltd.	34,185	959,784

		3,434,913
ELECTRICAL COMPONENTS & EQUIPMENT—4.11%
ABB Ltd.	20,829	385,694
Bharat Heavy Electricals Ltd.	33,231	1,754,041
Siemens (India) Ltd.	32,383	511,943
Suzlon Energy Ltd.(a)	143,895	178,788

		2,830,466

ENGINEERING & CONSTRUCTION—7.14%
Jaiprakash Associates Ltd.	236,592	652,659
Larsen & Toubro Ltd.	109,763	4,260,854

		4,913,513
GAS—1.39%
GAIL (India) Ltd.	95,718	959,850

		959,850
HOUSEHOLD PRODUCTS & WARES—1.83%
Hindustan Unilever Ltd.	219,685	1,261,303

		1,261,303
INSURANCE—0.56%
Reliance Capital Ltd.	23,479	384,305

		384,305
INVESTMENT COMPANIES—1.20%
Infrastructure Development Finance Co. Ltd.	215,551	828,900

		828,900
IRON & STEEL—4.19%
Jindal Steel & Power Ltd.	79,712	1,068,243
Steel Authority of India Ltd.	121,476	502,327
Tata Steel Ltd.	126,140	1,314,590

		2,885,160
LEISURE TIME—1.22%
Hero Honda Motors Ltd.	19,080	838,763

		838,763
MINING—2.98%
Hindalco Industries Ltd.	267,014	827,973
Sterlite Industries (India) Ltd.	334,748	1,220,465

		2,048,438
OIL & GAS—16.21%
Bharat Petroleum Corp. Ltd.	27,666	393,469
Cairn (India) Ltd.(a)	88,616	577,620
Oil & Natural Gas Corp. Ltd.	70,119	1,987,407
Reliance Industries Ltd.	350,542	8,198,244

		11,156,740
PHARMACEUTICALS—2.49%
Cipla Ltd.	107,484	780,758
Ranbaxy Laboratories Ltd.(a)	32,595	322,033
Sun Pharmaceuticals Industries Ltd.	15,900	609,079

		1,711,870
REAL ESTATE—1.32%
DLF Ltd.	74,942	464,206
Unitech Ltd.	278,038	443,608

		907,814
SOFTWARE—0.51%
HCL Technologies Ltd.	45,315	354,109

		354,109
TELECOMMUNICATIONS—3.24%
Bharti Airtel Ltd.	253,976	1,432,294
Idea Cellular Ltd.(a)	165,042	210,198
Reliance Communications Ltd.	137,800	586,389

		2,228,881

TOTAL COMMON STOCKS
(Cost: $67,000,084)		68,410,377

RIGHTS—0.00%

ELECTRICAL COMPONENTS & EQUIPMENT—0.00%
Suzlon Energy Ltd.(a)(b)	18,867	122

		122

TOTAL RIGHTS
(Cost: $0)		122

SHORT-TERM INVESTMENTS—0.04%

MONEY MARKET FUNDS—0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	23,128	23,128

		23,128

TOTAL SHORT-TERM INVESTMENTS
(Cost: $23,128)		23,128

TOTAL INVESTMENTS IN SECURITIES—99.41%
(Cost: $67,023,212)		68,433,627
Other Assets, Less Liabilities—0.59%		408,346

NET ASSETS—100.00%		$68,841,973

(a)	Non-income earning security.
(b)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

June 30, 2010

Security	Shares	Value

COMMON STOCKS—67.07%

BRAZIL—25.73%
Centrais Eletricas Brasileiras SA SP ADR	1,694,628	$22,640,230
Companhia Siderurgica Nacional SA SP ADR(a)	5,004,936	73,522,510
Empresa Brasileira de Aeronautica SA SP ADR(a)	1,074,430	22,509,309
Fibria Celulose SA SP ADR(b)	1,149,132	17,007,154
Itau Unibanco Holding SA SP ADR(a)	12,252,852	220,673,865
Petroleo Brasileiro SA SP ADR	5,492,904	188,516,465

		544,869,533
CHILE—11.15%
Banco de Chile SP ADR(a)	393,516	23,492,905
Banco Santander Chile SA SP ADR	1,037,748	69,622,513
Empresa Nacional de Electricidad SA SP ADR	940,236	43,420,098
Enersis SA SP ADR	1,872,720	37,285,855
LAN Airlines SA SP ADR(a)	1,876,392	34,732,016
Sociedad Quimica y Minera de Chile SA Series B SP ADR	846,936	27,618,583

		236,171,970
MEXICO—24.66%
Alfa SAB de CV Series A(a)	2,080,900	15,630,491
America Movil SAB de CV Series L	96,614,500	230,880,790
Cemex SAB de CV CPO(a)(b)	56,385,624	55,184,775
Fomento Economico Mexicano SAB de CV BD Units	12,423,600	54,006,848
Grupo Carso SAB de CV Series A1	4,794,000	15,299,842
Grupo Modelo SAB de CV Series C	2,835,600	14,058,717
Grupo Televisa SA CPO	9,751,200	34,200,795
Kimberly-Clark de Mexico SAB de CV Series A	2,040,000	11,832,076
Telefonos de Mexico SAB de CV Series L(a)	24,072,000	17,113,682
Wal-Mart de Mexico SAB de CV Series V	33,374,400	74,186,056

		522,394,072
PERU—5.53%
Compania de Minas Buenaventura SA SP ADR	1,197,684	46,038,973
Credicorp Ltd.(a)	460,020	41,811,218
Southern Copper Corp.	1,106,700	29,371,818

		117,222,009

TOTAL COMMON STOCKS
(Cost: $1,710,625,369)		1,420,657,584

PREFERRED STOCKS—32.12%

BRAZIL—32.12%
Banco Bradesco SA SP ADR(a)	6,313,800	100,136,868
Companhia de Bebidas das Americas SP ADR(a)	1,028,976	103,936,866
Companhia Energetica de Minas Gerais SP ADR(a)	2,888,707	42,377,332
Companhia Paranaense de Energia Class B SP ADR	875,364	18,076,266
Gerdau SA SP ADR	4,638,144	61,130,738

Petroleo Brasileiro SA SP ADR	2,439,840	72,707,232
Tele Norte Leste Participacoes SA SP ADR	1,886,184	28,217,313
Vale SA Class A SP ADR	12,069,252	253,695,677

		680,278,292

TOTAL PREFERRED STOCKS
(Cost: $840,131,822)		680,278,292

SHORT-TERM INVESTMENTS—5.21%

MONEY MARKET FUNDS—5.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	86,112,323	86,112,323
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(d)(e)	20,699,121	20,699,121
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	3,418,908	3,418,908

		110,230,352

TOTAL SHORT-TERM INVESTMENTS
(Cost: $110,230,352)		110,230,352

TOTAL INVESTMENTS IN SECURITIES—104.40%
(Cost: $2,660,987,543)		2,211,166,228
Other Assets, Less Liabilities—(4.40)%		(93,092,036)

NET ASSETS—100.00%		$2,118,074,192

CPO—Certificates of Participation (Ordinary)

SP ADR—Sponsored American Depositary Receipts

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Non-income earning security.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P MidCap 400 Index Fund

June 30, 2010

Security	Shares	Value

COMMON STOCKS—100.04%

ADVERTISING—0.19%
Harte-Hanks Inc.	299,865	$3,133,589
Lamar Advertising Co. Class A(a)(b)	417,602	10,239,601

		13,373,190
AEROSPACE & DEFENSE—0.53%
Alliant Techsystems Inc.(a)	258,139	16,020,106
BE Aerospace Inc.(a)	797,637	20,283,909

		36,304,015
AGRICULTURE—0.11%
Universal Corp.	189,210	7,507,853

		7,507,853
AIRLINES—0.39%
AirTran Holdings Inc.(a)(b)	1,056,102	5,122,095
Alaska Air Group Inc.(a)	279,002	12,541,140
JetBlue Airways Corp.(a)(b)	1,625,674	8,924,950

		26,588,185
APPAREL—1.03%
Guess? Inc.	456,659	14,266,027
Hanesbrands Inc.(a)	745,991	17,948,544
Phillips-Van Heusen Corp.	442,342	20,467,164
Timberland Co. Class A(a)	335,727	5,421,991
Warnaco Group Inc. (The)(a)	346,431	12,520,016

		70,623,742
AUTO MANUFACTURERS—0.32%
Oshkosh Corp.(a)	700,531	21,828,546

		21,828,546
AUTO PARTS & EQUIPMENT—0.50%
BorgWarner Inc.(a)	918,660	34,302,764

		34,302,764
BANKS—3.88%
Associated Banc-Corp	1,350,621	16,558,613
BancorpSouth Inc.	573,261	10,249,907
Bank of Hawaii Corp.	374,700	18,116,745
Cathay General Bancorp(b)	613,146	6,333,798
City National Corp.	340,351	17,436,182
Commerce Bancshares Inc.	573,185	20,628,928
Cullen/Frost Bankers Inc.	472,470	24,284,958
FirstMerit Corp.	840,693	14,401,071
Fulton Financial Corp.	1,547,152	14,930,017
International Bancshares Corp.(b)	404,637	6,753,392
PacWest Bancorp	243,192	4,452,845
Prosperity Bancshares Inc.	363,952	12,647,332
SVB Financial Group(a)(b)	325,570	13,423,251
Synovus Financial Corp.	6,110,738	15,521,274

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Index Fund

June 30, 2010

TCF Financial Corp.(b)	964,460	16,019,681
Trustmark Corp.	443,120	9,225,758
Valley National Bancorp(b)	1,257,238	17,123,582
Webster Financial Corp.	521,194	9,350,220
Westamerica Bancorporation(b)	228,648	12,008,593
Wilmington Trust Corp.	713,897	7,917,118

		267,383,265
BEVERAGES—0.62%
Green Mountain Coffee Roasters Inc.(a)(b)	821,436	21,110,905
Hansen Natural Corp.(a)	554,182	21,674,058

		42,784,963
BIOTECHNOLOGY—1.25%
Affymetrix Inc.(a)	555,980	3,280,282
Bio-Rad Laboratories Inc. Class A(a)	150,991	13,059,212
Charles River Laboratories International Inc.(a)	516,549	17,671,141
Vertex Pharmaceuticals Inc.(a)	1,577,899	51,912,877

		85,923,512
BUILDING MATERIALS—0.67%
Lennox International Inc.	378,783	15,746,009
Martin Marietta Materials Inc.(b)	354,553	30,069,640

		45,815,649
CHEMICALS—3.06%
Albemarle Corp.	713,227	28,322,244
Ashland Inc.	612,613	28,437,495
Cabot Corp.	510,579	12,310,060
Cytec Industries Inc.	382,680	15,303,373
Intrepid Potash Inc.(a)(b)	321,282	6,287,489
Lubrizol Corp.	532,298	42,748,852
Minerals Technologies Inc.	146,900	6,983,626
NewMarket Corp.	90,133	7,870,414
Olin Corp.	616,430	11,151,219
RPM International Inc.	1,010,586	18,028,854
Sensient Technologies Corp.	385,747	10,002,420
Valspar Corp. (The)	774,657	23,332,669

		210,778,715
COAL—0.47%
Arch Coal Inc.	1,267,921	25,117,515
Patriot Coal Corp.(a)(b)	588,989	6,920,621

		32,038,136
COMMERCIAL SERVICES—5.01%
Aaron’s Inc.	636,434	10,863,928
Alliance Data Systems Corp.(a)(b)	416,338	24,780,438
Career Education Corp.(a)(b)	516,981	11,900,903
Convergys Corp.(a)	964,148	9,458,292
CoreLogic Inc.	812,930	14,356,344
Corinthian Colleges Inc.(a)(b)	686,779	6,764,773
Corporate Executive Board Co. (The)	267,928	7,038,469
Corrections Corp. of America(a)	888,192	16,946,703
Deluxe Corp.	399,451	7,489,706
FTI Consulting Inc.(a)	366,559	15,978,307
Gartner Inc.(a)	472,300	10,980,975
Hewitt Associates Inc. Class A(a)	646,364	22,273,703

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Index Fund

June 30, 2010

ITT Educational Services Inc.(a)(b)	226,602	18,812,498
Korn/Ferry International(a)	358,316	4,980,592
Lender Processing Services Inc.	739,939	23,167,490
Manpower Inc.	638,928	27,588,911
Navigant Consulting Inc.(a)	397,013	4,120,995
Pharmaceutical Product Development Inc.	924,918	23,502,166
Rent-A-Center Inc.(a)	513,476	10,403,024
Rollins Inc.	342,158	7,079,249
Service Corp. International	1,986,129	14,697,355
Sotheby’s	523,244	11,966,590
Strayer Education Inc.(b)	108,582	22,573,112
Towers Watson & Co. Class A	327,999	12,742,761
United Rentals Inc.(a)	472,439	4,403,132

		344,870,416
COMPUTERS—2.25%
Cadence Design Systems Inc.(a)	2,108,310	12,207,115
Diebold Inc.	514,613	14,023,204
DST Systems Inc.	287,677	10,396,647
FactSet Research Systems Inc.(b)	323,968	21,702,616
Jack Henry & Associates Inc.	665,904	15,901,787
Mentor Graphics Corp.(a)	836,262	7,400,919
MICROS Systems Inc.(a)	626,672	19,972,037
NCR Corp.(a)	1,250,878	15,160,641
Palm Inc.(a)	1,312,208	7,466,464
SRA International Inc. Class A(a)	338,022	6,648,893
Synopsys Inc.(a)	1,154,713	24,098,860

		154,979,183
COSMETICS & PERSONAL CARE—0.26%
Alberto-Culver Co.	669,359	18,132,935

		18,132,935
DISTRIBUTION & WHOLESALE—1.01%
Ingram Micro Inc. Class A(a)	1,291,827	19,622,852
LKQ Corp.(a)	1,114,681	21,491,050
Owens & Minor Inc.	492,363	13,973,262
Tech Data Corp.(a)	395,787	14,097,933

		69,185,097
DIVERSIFIED FINANCIAL SERVICES—1.81%
Affiliated Managers Group Inc.(a)(b)	347,652	21,126,812
AmeriCredit Corp.(a)(b)	755,969	13,773,755
Eaton Vance Corp.	925,218	25,545,269
Greenhill & Co. Inc.(b)	166,635	10,186,398
Jefferies Group Inc.(b)	951,287	20,053,130
Raymond James Financial Inc.	776,009	19,159,662
Waddell & Reed Financial Inc. Class A	674,360	14,754,997

		124,600,023
ELECTRIC—3.66%
Alliant Energy Corp.	864,425	27,436,850
Black Hills Corp.	304,971	8,682,524
Cleco Corp.	474,092	12,520,770
DPL Inc.(b)	928,199	22,183,956
Dynegy Inc.(a)	792,978	3,052,965
Great Plains Energy Inc.	1,058,672	18,018,597
Hawaiian Electric Industries Inc.	727,133	16,564,090
IDACORP Inc.	375,127	12,480,475

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Index Fund

June 30, 2010

MDU Resources Group Inc.	1,468,122	26,470,240
NSTAR	833,496	29,172,360
NV Energy Inc.	1,833,417	21,652,655
OGE Energy Corp.	758,559	27,732,917
PNM Resources Inc.	675,728	7,554,639
Westar Energy Inc.	863,280	18,655,481

		252,178,519
ELECTRICAL COMPONENTS & EQUIPMENT—1.15%
AMETEK Inc.	829,941	33,322,131
Energizer Holdings Inc.(a)	546,540	27,480,031
Hubbell Inc. Class B	468,691	18,602,346

		79,404,508
ELECTRONICS—2.84%
Arrow Electronics Inc.(a)	939,836	21,005,335
Avnet Inc.(a)	1,184,795	28,565,407
Gentex Corp.	1,089,361	19,586,711
Itron Inc.(a)	314,782	19,459,823
Mettler-Toledo International Inc.(a)	262,556	29,309,126
National Instruments Corp.	441,528	14,031,760
Thomas & Betts Corp.(a)	411,383	14,274,990
Trimble Navigation Ltd.(a)	946,599	26,504,772
Vishay Intertechnology Inc.(a)	1,457,888	11,284,053
Woodward Governor Co.	442,718	11,302,591

		195,324,568
ENGINEERING & CONSTRUCTION—1.46%
AECOM Technology Corp.(a)	895,045	20,639,738
Granite Construction Inc.	262,511	6,190,009
KBR Inc.	1,253,217	25,490,434
Shaw Group Inc. (The)(a)	658,055	22,518,642
URS Corp.(a)	646,266	25,430,567

		100,269,390
ENTERTAINMENT—0.61%
Bally Technologies Inc.(a)	431,351	13,971,459
DreamWorks Animation SKG Inc. Class A(a)	592,879	16,926,695
International Speedway Corp. Class A	236,814	6,100,329
Scientific Games Corp. Class A(a)	515,731	4,744,725

		41,743,208
ENVIRONMENTAL CONTROL—0.56%
Clean Harbors Inc.(a)	178,161	11,831,672
Mine Safety Appliances Co.	236,969	5,872,092
Waste Connections Inc.(a)	605,826	21,137,269

		38,841,033
FOOD—1.28%
Corn Products International Inc.	587,188	17,791,797
Flowers Foods Inc.	601,952	14,705,687
Ralcorp Holdings Inc.(a)	428,380	23,475,224
Ruddick Corp.	320,060	9,918,659
Smithfield Foods Inc.(a)	1,151,812	17,161,999
Tootsie Roll Industries Inc.(b)	210,515	4,978,680

		88,032,046

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Index Fund

June 30, 2010

FOREST PRODUCTS & PAPER—1.13%
Louisiana-Pacific Corp.(a)	989,346	6,618,725
Potlatch Corp.(b)	311,924	11,145,045
Rayonier Inc.	625,724	27,544,370
Rock-Tenn Co. Class A	303,917	15,095,557
Temple-Inland Inc.	840,253	17,368,030

		77,771,727
GAS—2.75%
AGL Resources Inc.	607,518	21,761,295
Atmos Energy Corp.	727,536	19,672,573
Energen Corp.	560,949	24,866,869
National Fuel Gas Co.	639,286	29,330,442
Questar Corp.	1,366,223	22,064,502
Southern Union Co.	971,372	21,234,192
UGI Corp.	852,011	21,675,160
Vectren Corp.	634,184	15,004,793
WGL Holdings Inc.	395,081	13,444,606

		189,054,432
HAND & MACHINE TOOLS—0.73%
Kennametal Inc.	637,848	16,220,475
Lincoln Electric Holdings Inc.	332,346	16,946,322
Regal Beloit Corp.	300,452	16,759,213

		49,926,010
HEALTH CARE - PRODUCTS—4.85%
Beckman Coulter Inc.	547,060	32,982,247
Edwards Lifesciences Corp.(a)	884,245	49,535,405
Gen-Probe Inc.(a)	387,152	17,584,444
Henry Schein Inc.(a)	713,062	39,147,104
Hill-Rom Holdings Inc.	493,265	15,010,054
Hologic Inc.(a)	2,021,847	28,164,329
IDEXX Laboratories Inc.(a)(b)	449,900	27,398,910
Immucor Inc.(a)	546,369	10,408,329
Kinetic Concepts Inc.(a)	486,751	17,771,279
Masimo Corp.	412,045	9,810,791
ResMed Inc.(a)	591,702	35,981,399
Steris Corp.	462,409	14,371,672
TECHNE Corp.	290,978	16,716,686
Thoratec Corp.(a)	447,750	19,132,357

		334,015,006
HEALTH CARE - SERVICES—2.90%
Community Health Systems Inc.(a)	740,419	25,033,566
Covance Inc.(a)(b)	504,683	25,900,332
Health Management Associates Inc. Class A(a)	1,953,613	15,179,573
Health Net Inc.(a)	776,284	18,918,041
Kindred Healthcare Inc.(a)	309,926	3,979,450
LifePoint Hospitals Inc.(a)	431,254	13,541,376
Lincare Holdings Inc.(a)(b)	775,536	25,212,675
MEDNAX Inc.(a)	367,584	20,441,346
Psychiatric Solutions Inc.(a)	446,030	14,594,102
Universal Health Services Inc. Class B	757,871	28,912,779
WellCare Health Plans Inc.(a)	331,664	7,873,703

		199,586,943

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Index Fund

June 30, 2010

HOME BUILDERS—1.11%
KB Home	576,203	6,338,233
M.D.C. Holdings Inc.	294,797	7,944,779
NVR Inc.(a)	48,126	31,523,974
Ryland Group Inc.	344,028	5,442,523
Thor Industries Inc.	304,330	7,227,838
Toll Brothers Inc.(a)(b)	1,097,434	17,954,020

		76,431,367
HOUSEHOLD PRODUCTS & WARES—1.29%
American Greetings Corp. Class A	309,757	5,811,041
Church & Dwight Co. Inc.	553,137	34,687,221
Fossil Inc.(a)	378,480	13,133,256
Scotts Miracle-Gro Co. (The) Class A	354,870	15,759,777
Tupperware Brands Corp.	493,457	19,664,262

		89,055,557
INSURANCE—4.46%
American Financial Group Inc.	590,147	16,122,816
Arthur J. Gallagher & Co.	808,478	19,710,694
Brown & Brown Inc.	921,549	17,638,448
Everest Re Group Ltd.	459,807	32,517,551
Fidelity National Financial Inc. Class A	1,792,364	23,282,808
First American Financial Corp.	806,163	10,222,147
Hanover Insurance Group Inc. (The)	350,281	15,237,224
HCC Insurance Holdings Inc.	897,437	22,220,540
Mercury General Corp.	277,875	11,515,140
Old Republic International Corp.	1,880,936	22,815,754
Protective Life Corp.	668,635	14,302,103
Reinsurance Group of America Inc.	570,803	26,091,405
StanCorp Financial Group Inc.	369,415	14,976,084
Transatlantic Holdings Inc.	501,867	24,069,541
Unitrin Inc.	389,174	9,962,854
W.R. Berkley Corp.	1,002,528	26,526,891

		307,212,000
INTERNET—2.23%
AOL Inc.(a)	832,220	17,301,854
Digital River Inc.(a)	310,170	7,416,165
Equinix Inc.(a)	354,070	28,757,565
F5 Networks Inc.(a)	625,434	42,886,009
Netflix Inc.(a)(b)	322,188	35,005,726
TIBCO Software Inc.(a)	1,297,710	15,650,383
ValueClick Inc.(a)	636,802	6,807,413

		153,825,115
INVESTMENT COMPANIES—0.21%
Apollo Investment Corp.	1,512,350	14,110,226

		14,110,226
IRON & STEEL—0.75%
Carpenter Technology Corp.	342,460	11,242,962
Reliance Steel & Aluminum Co.	503,765	18,211,104
Steel Dynamics Inc.	1,689,794	22,288,383

		51,742,449

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Index Fund

June 30, 2010

LEISURE TIME—0.38%
Life Time Fitness Inc.(a)(b)	325,411	10,344,816
WMS Industries Inc.(a)(b)	407,064	15,977,262

		26,322,078
LODGING—0.05%
Boyd Gaming Corp.(a)(b)	432,774	3,674,251

		3,674,251
MACHINERY—2.86%
AGCO Corp.(a)	725,977	19,579,600
Bucyrus International Inc.	632,113	29,993,762
Gardner Denver Inc.	408,721	18,224,869
Graco Inc.	472,790	13,327,950
IDEX Corp.	633,727	18,105,580
Joy Global Inc.	805,143	40,329,613
Nordson Corp.	266,289	14,933,487
Terex Corp.(a)	848,291	15,896,973
Wabtec Corp.	374,421	14,935,654
Zebra Technologies Corp. Class A(a)	450,113	11,419,367

		196,746,855
MANUFACTURING—2.85%
Acuity Brands Inc.	339,139	12,337,877
AptarGroup Inc.	530,234	20,053,450
Brink’s Co. (The)	372,717	7,092,805
Carlisle Companies Inc.	474,946	17,159,799
Crane Co.	368,449	11,130,844
Donaldson Co. Inc.	601,995	25,675,087
Harsco Corp.	627,879	14,755,157
Lancaster Colony Corp.(b)	152,475	8,136,066
Matthews International Corp. Class A	235,997	6,909,992
Pentair Inc.	769,847	24,789,073
SPX Corp.	389,357	20,561,943
Teleflex Inc.	311,916	16,930,800
Trinity Industries Inc.	619,063	10,969,796

		196,502,689
MEDIA—0.26%
John Wiley & Sons Inc. Class A	337,859	13,065,008
Scholastic Corp.	200,345	4,832,321

		17,897,329
METAL FABRICATE & HARDWARE—0.66%
Commercial Metals Co.	890,499	11,772,397
Timken Co. (The)	620,125	16,117,049
Valmont Industries Inc.	156,238	11,352,253
Worthington Industries Inc.	474,595	6,103,291

		45,344,990
OFFICE FURNISHINGS—0.26%
Herman Miller Inc.	443,299	8,365,052
HNI Corp.(b)	353,196	9,744,678

		18,109,730

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Index Fund

June 30, 2010

OIL & GAS—3.96%
Atwood Oceanics Inc.(a)	443,322	11,313,577
Bill Barrett Corp.(a)	304,037	9,355,219
Cimarex Energy Co.	654,594	46,855,839
Comstock Resources Inc.(a)	368,120	10,204,286
Forest Oil Corp.(a)	877,517	24,008,865
Frontier Oil Corp.	824,485	11,089,323
Mariner Energy Inc.(a)(b)	805,458	17,301,238
Newfield Exploration Co.(a)	1,040,985	50,862,527
Patterson-UTI Energy Inc.	1,200,684	15,452,803
Plains Exploration & Production Co.(a)	1,093,313	22,533,181
Pride International Inc.(a)	1,370,451	30,615,875
Quicksilver Resources Inc.(a)	929,009	10,219,099
Unit Corp.(a)	317,196	12,874,986

		272,686,818
OIL & GAS SERVICES—0.97%
Exterran Holdings Inc.(a)	492,412	12,709,154
Helix Energy Solutions Group Inc.(a)	719,580	7,749,877
Oceaneering International Inc.(a)	430,321	19,321,413
Superior Energy Services Inc.(a)	613,174	11,447,958
Tidewater Inc.	404,593	15,665,841

		66,894,243
PACKAGING & CONTAINERS—0.99%
Greif Inc. Class A	268,513	14,913,212
Packaging Corp. of America	805,778	17,743,231
Silgan Holdings Inc.	419,544	11,906,659
Sonoco Products Co.	783,427	23,878,855

		68,441,957
PHARMACEUTICALS—2.42%
Endo Pharmaceuticals Holdings Inc.(a)	907,322	19,797,766
Medicis Pharmaceutical Corp. Class A	453,803	9,929,210
NBTY Inc.(a)	495,275	16,844,303
Omnicare Inc.	938,008	22,230,790
Perrigo Co.	627,805	37,084,441
United Therapeutics Corp.(a)	383,572	18,722,149
Valeant Pharmaceuticals International(a)(b)	490,284	25,636,950
VCA Antech Inc.(a)	670,835	16,609,875

		166,855,484
REAL ESTATE—0.31%
Jones Lang LaSalle Inc.	328,033	21,532,086

		21,532,086
REAL ESTATE INVESTMENT TRUSTS—7.30%
Alexandria Real Estate Equities Inc.(b)	345,693	21,906,565
AMB Property Corp.	1,312,341	31,115,605
BRE Properties Inc. Class A	485,716	17,937,492
Camden Property Trust	513,873	20,991,712
Corporate Office Properties Trust	459,877	17,364,956
Cousins Properties Inc.(b)	794,826	5,357,127
Duke Realty Corp.	1,930,028	21,905,818
Equity One Inc.(b)	274,115	4,276,194
Essex Property Trust Inc.	234,917	22,913,804
Federal Realty Investment Trust	478,777	33,643,660
Highwoods Properties Inc.	545,968	15,156,072

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Index Fund

June 30, 2010

Hospitality Properties Trust(b)	962,915	20,317,506
Liberty Property Trust	883,758	25,496,418
Macerich Co. (The)(b)	1,012,425	37,783,701
Mack-Cali Realty Corp.	618,778	18,396,270
Nationwide Health Properties Inc.	934,853	33,439,692
Omega Healthcare Investors Inc.(b)	725,312	14,455,468
Realty Income Corp.(b)	815,312	24,728,413
Regency Centers Corp.	638,311	21,957,898
Senior Housing Properties Trust	994,233	19,994,026
SL Green Realty Corp.	608,396	33,486,116
UDR Inc.	1,265,543	24,209,838
Weingarten Realty Investors(b)	816,817	15,560,364

		502,394,715
RETAIL—6.73%
99 Cents Only Stores(a)	357,016	5,283,837
Advance Auto Parts Inc.	682,178	34,231,692
Aeropostale Inc.(a)	729,844	20,902,732
American Eagle Outfitters Inc.	1,631,353	19,168,398
AnnTaylor Stores Corp.(a)	457,456	7,442,809
Barnes & Noble Inc.(b)	311,016	4,012,106
BJ’s Wholesale Club Inc.(a)(b)	420,273	15,554,304
Bob Evans Farms Inc.	238,274	5,866,306
Brinker International Inc.	800,681	11,577,847
Burger King Holdings Inc.	718,695	12,102,824
Cheesecake Factory Inc. (The)(a)	472,316	10,513,754
Chico’s FAS Inc.	1,396,709	13,799,485
Chipotle Mexican Grill Inc.(a)	245,519	33,589,454
Coldwater Creek Inc.(a)	455,193	1,529,448
Collective Brands Inc.(a)	504,807	7,975,951
Copart Inc.(a)	526,679	18,860,375
Dick’s Sporting Goods Inc.(a)	704,655	17,538,863
Dollar Tree Inc.(a)	992,885	41,333,803
Dress Barn Inc.(a)	468,262	11,149,318
Foot Locker Inc.	1,223,174	15,436,456
J. Crew Group Inc.(a)	438,683	16,147,921
MSC Industrial Direct Co. Inc. Class A	345,879	17,522,230
Panera Bread Co. Class A(a)(b)	250,019	18,823,931
PetSmart Inc.	923,420	27,859,581
Regis Corp.	448,228	6,978,910
Saks Inc.(a)(b)	1,253,942	9,517,420
Tractor Supply Co.	283,611	17,291,763
Under Armour Inc. Class A(a)(b)	296,170	9,812,112
Wendy’s/Arby’s Group Inc. Class A	2,615,062	10,460,248
Williams-Sonoma Inc.	838,537	20,812,488

		463,096,366
SAVINGS & LOANS—1.52%
Astoria Financial Corp.	642,972	8,847,295
First Niagara Financial Group Inc.	1,631,187	20,438,773
New York Community Bancorp Inc.	3,398,074	51,888,590
NewAlliance Bancshares Inc.	827,562	9,276,970
Washington Federal Inc.	876,921	14,188,582

		104,640,210
SEMICONDUCTORS—2.82%
Atmel Corp.(a)	3,595,243	17,257,166
Cree Inc.(a)(b)	838,772	50,351,483
Fairchild Semiconductor International Inc.(a)	977,697	8,222,432
Integrated Device Technology Inc.(a)(b)	1,271,796	6,295,390
International Rectifier Corp.(a)	550,831	10,250,965

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Index Fund

June 30, 2010

Intersil Corp. Class A	965,041	11,686,647
Lam Research Corp.(a)	987,421	37,581,243
Rovi Corp.(a)(b)	796,412	30,191,979
Semtech Corp.(a)	480,800	7,870,696
Silicon Laboratories Inc.(a)	359,039	14,562,622

		194,270,623
SOFTWARE—3.72%
ACI Worldwide Inc.(a)	264,380	5,147,479
Acxiom Corp.(a)	620,441	9,114,278
Advent Software Inc.(a)(b)	122,923	5,772,464
ANSYS Inc.(a)	706,304	28,654,753
Broadridge Financial Solutions Inc.	1,062,774	20,245,845
Fair Isaac Corp.	355,234	7,740,549
Global Payments Inc.	636,834	23,269,914
Informatica Corp.(a)	716,665	17,113,960
ManTech International Corp. Class A(a)	174,520	7,429,316
MSCI Inc. Class A(a)	907,709	24,871,227
Parametric Technology Corp.(a)	905,859	14,194,811
Quest Software Inc.(a)	480,602	8,670,060
SEI Investments Co.	1,007,543	20,513,576
Solera Holdings Inc.	546,117	19,769,435
Sybase Inc.(a)	677,827	43,828,294

		256,335,961
TELECOMMUNICATIONS—2.21%
ADC Telecommunications Inc.(a)	758,579	5,621,070
ADTRAN Inc.	431,317	11,762,015
Ciena Corp.(a)(b)	723,954	9,179,737
Cincinnati Bell Inc.(a)	1,572,441	4,733,047
CommScope Inc.(a)	736,544	17,507,651
NeuStar Inc. Class A(a)	570,157	11,756,637
Plantronics Inc.	380,940	10,894,884
Polycom Inc.(a)	665,507	19,825,454
RF Micro Devices Inc.(a)	2,109,571	8,248,423
Syniverse Holdings Inc.(a)	543,328	11,111,058
Telephone and Data Systems Inc.	716,809	21,783,825
tw telecom inc.(a)	1,183,884	19,747,185

		152,170,986
TEXTILES—0.29%
Mohawk Industries Inc.(a)	438,808	20,079,854

		20,079,854
TRANSPORTATION—1.74%
Alexander & Baldwin Inc.	320,120	9,533,174
Con-way Inc.	419,396	12,590,268
J.B. Hunt Transport Services Inc.	685,617	22,399,107
Kansas City Southern Industries Inc.(a)	793,736	28,852,304
Kirby Corp.(a)(b)	422,058	16,143,718
Landstar System Inc.	391,386	15,260,140
Overseas Shipholding Group Inc.	207,146	7,672,688
Werner Enterprises Inc.	343,641	7,522,301

		119,973,700
TRUCKING & LEASING—0.14%
GATX Corp.	361,493	9,644,633

		9,644,633

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Index Fund

June 30, 2010

WATER—0.27%
Aqua America Inc.(b)	1,068,781	18,896,048

		18,896,048

TOTAL COMMON STOCKS
(Cost: $7,343,975,497)		6,888,055,899

SHORT-TERM INVESTMENTS—7.74%

MONEY MARKET FUNDS—7.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	425,083,716	425,083,716
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(d)(e)	102,178,861	102,178,861
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	5,767,656	5,767,656

		533,030,233

TOTAL SHORT-TERM INVESTMENTS
(Cost: $533,030,233)		533,030,233

TOTAL INVESTMENTS IN SECURITIES—107.78%
(Cost: $7,877,005,730)		7,421,086,132
Other Assets, Less Liabilities—(7.78)%		(535,778,308)

NET ASSETS—100.00%		$6,885,307,824

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P MidCap 400 Growth Index Fund

June 30, 2010

Security	Shares	Value

COMMON STOCKS—100.06%

ADVERTISING—0.30%
Lamar Advertising Co. Class A(a)(b)	258,436	$6,336,851

		6,336,851
AEROSPACE & DEFENSE—0.86%
Alliant Techsystems Inc.(a)	89,320	5,543,199
BE Aerospace Inc.(a)	494,055	12,563,819

		18,107,018
APPAREL—1.41%
Guess? Inc.	282,885	8,837,327
Hanesbrands Inc.(a)	185,373	4,460,074
Phillips-Van Heusen Corp.	186,280	8,619,176
Warnaco Group Inc. (The)(a)	214,562	7,754,271

		29,670,848
AUTO MANUFACTURERS—0.64%
Oshkosh Corp.(a)	433,899	13,520,293

		13,520,293
BANKS—0.99%
Bank of Hawaii Corp.	95,495	4,617,183
Commerce Bancshares Inc.	135,311	4,869,843
PacWest Bancorp	55,442	1,015,143
Prosperity Bancshares Inc.	115,273	4,005,737
SVB Financial Group(a)	86,531	3,567,673
Westamerica Bancorporation	50,913	2,673,951

		20,749,530
BEVERAGES—1.26%
Green Mountain Coffee Roasters Inc.(a)(b)	508,793	13,075,980
Hansen Natural Corp.(a)	343,255	13,424,703

		26,500,683
BIOTECHNOLOGY—1.25%
Affymetrix Inc.(a)	135,871	801,639
Bio-Rad Laboratories Inc. Class A(a)	57,784	4,997,738
Charles River Laboratories International Inc.(a)	141,195	4,830,281
Vertex Pharmaceuticals Inc.(a)	478,891	15,755,514

		26,385,172
BUILDING MATERIALS—0.53%
Lennox International Inc.	91,286	3,794,759
Martin Marietta Materials Inc.(b)	87,800	7,446,318

		11,241,077
CHEMICALS—2.39%
Albemarle Corp.	278,333	11,052,603
Intrepid Potash Inc.(a)	119,603	2,340,631
Lubrizol Corp.	329,666	26,475,477
NewMarket Corp.	56,148	4,902,843
RPM International Inc.	312,827	5,580,834

		50,352,388

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Growth Index Fund

June 30, 2010

COMMERCIAL SERVICES—5.78%
Alliance Data Systems Corp.(a)(b)	257,869	15,348,363
Career Education Corp.(a)(b)	111,758	2,572,669
Corinthian Colleges Inc.(a)(b)	169,644	1,670,993
Corporate Executive Board Co. (The)	166,104	4,363,552
Corrections Corp. of America(a)	301,937	5,760,958
FTI Consulting Inc.(a)	227,061	9,897,589
Gartner Inc.(a)	292,680	6,804,810
Hewitt Associates Inc. Class A(a)	400,348	13,795,992
ITT Educational Services Inc.(a)(b)	140,237	11,642,476
Lender Processing Services Inc.	458,305	14,349,530
Pharmaceutical Product Development Inc.	234,585	5,960,805
Rollins Inc.	106,000	2,193,140
Service Corp. International	700,820	5,186,068
Sotheby’s	323,812	7,405,580
Strayer Education Inc.(b)	67,254	13,981,434
United Rentals Inc.(a)	84,658	789,013

		121,722,972
COMPUTERS—2.31%
Cadence Design Systems Inc.(a)	625,540	3,621,876
DST Systems Inc.	80,065	2,893,549
FactSet Research Systems Inc.(b)	200,662	13,442,347
Jack Henry & Associates Inc.	238,885	5,704,574
MICROS Systems Inc.(a)	388,162	12,370,723
Palm Inc.(a)	419,881	2,389,123
Synopsys Inc.(a)	393,302	8,208,213

		48,630,405
COSMETICS & PERSONAL CARE—0.17%
Alberto-Culver Co.	128,815	3,489,598

		3,489,598
DISTRIBUTION & WHOLESALE—0.63%
LKQ Corp.(a)	690,426	13,311,413

		13,311,413
DIVERSIFIED FINANCIAL SERVICES—2.64%
Affiliated Managers Group Inc.(a)	215,333	13,085,786
AmeriCredit Corp.(a)(b)	468,259	8,531,679
Eaton Vance Corp.	573,051	15,821,938
Greenhill & Co. Inc.	58,789	3,593,772
Jefferies Group Inc.(b)	252,929	5,331,743
Waddell & Reed Financial Inc. Class A	417,745	9,140,261

		55,505,179
ELECTRIC—0.40%
DPL Inc.	350,642	8,380,344

		8,380,344
ELECTRICAL COMPONENTS & EQUIPMENT—1.69%
AMETEK Inc.	514,017	20,637,783
Energizer Holdings Inc.(a)	145,487	7,315,086
Hubbell Inc. Class B	194,261	7,710,219

		35,663,088

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Growth Index Fund

June 30, 2010

ELECTRONICS—3.64%
Gentex Corp.	674,171	12,121,595
Itron Inc.(a)	194,811	12,043,216
Mettler-Toledo International Inc.(a)	162,615	18,152,713
National Instruments Corp.	273,525	8,692,625
Thomas & Betts Corp.(a)	255,192	8,855,162
Trimble Navigation Ltd.(a)	345,966	9,687,048
Vishay Intertechnology Inc.(a)	307,799	2,382,364
Woodward Governor Co.	187,359	4,783,275

		76,717,998
ENTERTAINMENT—0.96%
Bally Technologies Inc.(a)	266,931	8,645,895
DreamWorks Animation SKG Inc. Class A(a)	367,244	10,484,817
Scientific Games Corp. Class A(a)	121,901	1,121,489

		20,252,201
ENVIRONMENTAL CONTROL—0.35%
Waste Connections Inc.(a)	210,014	7,327,388

		7,327,388
FOOD—0.23%
Flowers Foods Inc.	153,202	3,742,725
Tootsie Roll Industries Inc.	47,965	1,134,372

		4,877,097
FOREST PRODUCTS & PAPER—0.99%
Potlatch Corp.	71,447	2,552,801
Rayonier Inc.	154,916	6,819,402
Rock-Tenn Co. Class A	107,100	5,319,657
Temple-Inland Inc.	301,244	6,226,714

		20,918,574
GAS—1.46%
Energen Corp.	225,864	10,012,551
National Fuel Gas Co.	158,296	7,262,621
Questar Corp.	399,123	6,445,836
Southern Union Co.	324,691	7,097,745

		30,818,753
HAND & MACHINE TOOLS—0.56%
Lincoln Electric Holdings Inc.	113,058	5,764,827
Regal Beloit Corp.	109,661	6,116,891

		11,881,718
HEALTH CARE - PRODUCTS—7.29%
Beckman Coulter Inc.	199,929	12,053,719
Edwards Lifesciences Corp.(a)	547,628	30,678,121
Gen-Probe Inc.(a)	136,533	6,201,329
Henry Schein Inc.(a)	229,676	12,609,212
Hill-Rom Holdings Inc.	91,840	2,794,691
Hologic Inc.(a)	525,636	7,322,110
IDEXX Laboratories Inc.(a)(b)	278,651	16,969,846
Immucor Inc.(a)	182,980	3,485,769

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Growth Index Fund

June 30, 2010

Kinetic Concepts Inc.(a)	301,501	11,007,802
Masimo Corp.	255,393	6,080,907
ResMed Inc.(a)	366,463	22,284,615
Steris Corp.	140,782	4,375,505
TECHNE Corp.	100,792	5,790,500
Thoratec Corp.(a)(b)	277,110	11,840,910

		153,495,036
HEALTH CARE - SERVICES—4.10%
Community Health Systems Inc.(a)	458,597	15,505,165
Covance Inc.(a)(b)	312,585	16,041,862
Health Management Associates Inc. Class A(a)	797,733	6,198,385
Lincare Holdings Inc.(a)(b)	480,345	15,616,016
MEDNAX Inc.(a)	227,680	12,661,285
Psychiatric Solutions Inc.(a)	171,067	5,597,312
Universal Health Services Inc. Class B	258,210	9,850,712
WellCare Health Plans Inc.(a)	205,502	4,878,617

		86,349,354
HOME BUILDERS—0.05%
KB Home	92,678	1,019,458

		1,019,458
HOUSEHOLD PRODUCTS & WARES—1.69%
American Greetings Corp. Class A	76,078	1,427,223
Church & Dwight Co. Inc.	154,194	9,669,506
Fossil Inc.(a)	234,424	8,134,513
Scotts Miracle-Gro Co. (The) Class A	96,495	4,285,343
Tupperware Brands Corp.	305,381	12,169,433

		35,686,018
INSURANCE—0.82%
Arthur J. Gallagher & Co.	175,855	4,287,345
Brown & Brown Inc.	205,935	3,941,596
First American Financial Corp.	275,996	3,499,629
Transatlantic Holdings Inc.	114,835	5,507,487

		17,236,057
INTERNET—4.21%
AOL Inc.(a)	272,978	5,675,213
Digital River Inc.(a)	131,793	3,151,171
Equinix Inc.(a)	219,297	17,811,302
F5 Networks Inc.(a)	387,346	26,560,315
Netflix Inc.(a)(b)	199,543	21,680,347
TIBCO Software Inc.(a)	803,141	9,685,881
ValueClick Inc.(a)	394,347	4,215,569

		88,779,798
INVESTMENT COMPANIES—0.14%
Apollo Investment Corp.	308,395	2,877,325

		2,877,325
IRON & STEEL—1.19%
Reliance Steel & Aluminum Co.	312,039	11,280,210
Steel Dynamics Inc.	1,046,636	13,805,129

		25,085,339

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Growth Index Fund

June 30, 2010

LEISURE TIME—0.77%
Life Time Fitness Inc.(a)(b)	201,619	6,409,468
WMS Industries Inc.(a)	252,150	9,896,888

		16,306,356
MACHINERY—3.99%
Bucyrus International Inc.	391,503	18,576,817
Gardner Denver Inc.	253,340	11,296,431
Graco Inc.	167,470	4,720,979
IDEX Corp.	211,751	6,049,726
Joy Global Inc.	498,649	24,977,329
Nordson Corp.	164,950	9,250,396
Wabtec Corp.	123,275	4,917,440
Zebra Technologies Corp. Class A(a)	164,257	4,167,200

		83,956,318
MANUFACTURING—1.69%
AptarGroup Inc.	190,205	7,193,553
Carlisle Companies Inc.	155,684	5,624,863
Crane Co.	148,930	4,499,175
Donaldson Co. Inc.	182,642	7,789,681
Lancaster Colony Corp.	48,087	2,565,922
SPX Corp.	151,892	8,021,417

		35,694,611
MEDIA—0.22%
John Wiley & Sons Inc. Class A	121,802	4,710,083

		4,710,083
METAL FABRICATE & HARDWARE—0.33%
Valmont Industries Inc.	96,634	7,021,426

		7,021,426
OFFICE FURNISHINGS—0.16%
HNI Corp.	117,993	3,255,427

		3,255,427
OIL & GAS—4.97%
Atwood Oceanics Inc.(a)	273,817	6,987,810
Bill Barrett Corp.(a)	188,449	5,798,576
Cimarex Energy Co.	186,514	13,350,672
Comstock Resources Inc.(a)	121,403	3,365,291
Forest Oil Corp.(a)	244,371	6,685,990
Mariner Energy Inc.(a)(b)	230,166	4,943,966
Newfield Exploration Co.(a)	644,695	31,499,798
Plains Exploration & Production Co.(a)	677,188	13,956,844
Pride International Inc.(a)	526,317	11,757,922
Quicksilver Resources Inc.(a)	575,525	6,330,775

		104,677,644
OIL & GAS SERVICES—1.32%
Helix Energy Solutions Group Inc.(a)	231,358	2,491,726
Oceaneering International Inc.(a)	266,545	11,967,871
Superior Energy Services Inc.(a)	379,545	7,086,105
Tidewater Inc.	160,249	6,204,841

		27,750,543

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Growth Index Fund

June 30, 2010

PACKAGING & CONTAINERS—0.87%
Greif Inc. Class A	166,177	9,229,471
Packaging Corp. of America	248,903	5,480,844
Silgan Holdings Inc.	130,100	3,692,238

		18,402,553
PHARMACEUTICALS—3.50%
Endo Pharmaceuticals Holdings Inc.(a)	353,919	7,722,513
Medicis Pharmaceutical Corp. Class A	281,249	6,153,728
NBTY Inc.(a)	306,519	10,424,711
Perrigo Co.	388,820	22,967,597
United Therapeutics Corp.(a)	237,589	11,596,719
Valeant Pharmaceuticals International(a)(b)	163,971	8,574,044
VCA Antech Inc.(a)	257,345	6,371,862

		73,811,174
REAL ESTATE—0.63%
Jones Lang LaSalle Inc.	203,180	13,336,735

		13,336,735
REAL ESTATE INVESTMENT TRUSTS—6.07%
Alexandria Real Estate Equities Inc.(b)	94,092	5,962,610
BRE Properties Inc. Class A	117,090	4,324,134
Camden Property Trust	133,466	5,452,086
Corporate Office Properties Trust	150,743	5,692,056
Essex Property Trust Inc.	58,122	5,669,220
Federal Realty Investment Trust	136,430	9,586,936
Highwoods Properties Inc.	137,661	3,821,469
Liberty Property Trust	218,722	6,310,130
Macerich Co. (The)(b)	438,951	16,381,651
Mack-Cali Realty Corp.	172,139	5,117,693
Nationwide Health Properties Inc.	330,072	11,806,675
Omega Healthcare Investors Inc.	255,683	5,095,762
Realty Income Corp.(b)	262,527	7,962,444
Regency Centers Corp.	138,788	4,774,307
Senior Housing Properties Trust	222,362	4,471,700
SL Green Realty Corp.	376,807	20,739,457
UDR Inc.	243,747	4,662,880

		127,831,210
RETAIL—9.24%
Advance Auto Parts Inc.	223,960	11,238,313
Aeropostale Inc.(a)	452,062	12,947,056
American Eagle Outfitters Inc.	697,000	8,189,750
AnnTaylor Stores Corp.(a)	162,732	2,647,650
Burger King Holdings Inc.	170,195	2,866,084
Cheesecake Factory Inc. (The)(a)	291,687	6,492,953
Chico’s FAS Inc.	863,690	8,533,257
Chipotle Mexican Grill Inc.(a)	152,061	20,803,465
Collective Brands Inc.(a)	314,546	4,969,827
Copart Inc.(a)	325,945	11,672,090
Dick’s Sporting Goods Inc.(a)	274,753	6,838,602
Dollar Tree Inc.(a)	612,786	25,510,281
Dress Barn Inc.(a)	289,857	6,901,495
J. Crew Group Inc.(a)	271,502	9,993,989
MSC Industrial Direct Co. Inc. Class A	111,132	5,629,947
Panera Bread Co. Class A(a)	154,740	11,650,375
PetSmart Inc.	388,951	11,734,652
Tractor Supply Co.	115,859	7,063,923
Under Armour Inc. Class A(a)(b)	183,558	6,081,276
Williams-Sonoma Inc.	519,388	12,891,210

		194,656,195

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Growth Index Fund

June 30, 2010

SEMICONDUCTORS—4.20%
Atmel Corp.(a)	893,628	4,289,414
Cree Inc.(a)(b)	519,462	31,183,304
Fairchild Semiconductor International Inc.(a)	381,556	3,208,886
Integrated Device Technology Inc.(a)	344,676	1,706,146
International Rectifier Corp.(a)	102,958	1,916,048
Intersil Corp. Class A	292,242	3,539,051
Lam Research Corp.(a)	263,018	10,010,465
Rovi Corp.(a)	493,260	18,699,487
Semtech Corp.(a)	299,473	4,902,373
Silicon Laboratories Inc.(a)	222,394	9,020,301

		88,475,475
SOFTWARE—6.51%
ACI Worldwide Inc.(a)	65,406	1,273,454
Advent Software Inc.(a)(b)	75,916	3,565,015
ANSYS Inc.(a)	437,455	17,747,549
Broadridge Financial Solutions Inc.	658,281	12,540,253
Global Payments Inc.	394,442	14,412,911
Informatica Corp.(a)	443,920	10,600,810
ManTech International Corp. Class A(a)	63,099	2,686,125
MSCI Inc. Class A(a)	562,211	15,404,581
Parametric Technology Corp.(a)	223,876	3,508,137
Quest Software Inc.(a)	178,582	3,221,619
SEI Investments Co.	624,068	12,706,025
Solera Holdings Inc.	338,312	12,246,894
Sybase Inc.(a)	422,502	27,318,979

		137,232,352
TELECOMMUNICATIONS—3.16%
ADC Telecommunications Inc.(a)	163,509	1,211,602
ADTRAN Inc.	146,719	4,001,027
Ciena Corp.(a)(b)	305,190	3,869,809
Cincinnati Bell Inc.(a)	642,454	1,933,787
CommScope Inc.(a)	456,575	10,852,788
NeuStar Inc. Class A(a)	351,020	7,238,032
Plantronics Inc.	110,722	3,166,649
Polycom Inc.(a)	411,860	12,269,309
RF Micro Devices Inc.(a)	718,422	2,809,030
Syniverse Holdings Inc.(a)	336,711	6,885,740
tw telecom inc.(a)	733,303	12,231,494

		66,469,267
TRANSPORTATION—1.31%
J.B. Hunt Transport Services Inc.	424,661	13,873,675
Kirby Corp.(a)(b)	261,207	9,991,168
Landstar System Inc.	96,742	3,771,970

		27,636,813

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Growth Index Fund

June 30, 2010

WATER—0.19%
Aqua America Inc.	231,187	4,087,386

		4,087,386

TOTAL COMMON STOCKS
(Cost: $2,224,366,738)		2,108,200,541

SHORT-TERM INVESTMENTS—7.77%

MONEY MARKET FUNDS—7.77%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	131,982,056	131,982,056
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(d)(e)	31,724,989	31,724,989

		163,707,045

TOTAL SHORT-TERM INVESTMENTS
(Cost: $163,707,045)		163,707,045

TOTAL INVESTMENTS IN SECURITIES—107.83%
(Cost: $2,388,073,783)		2,271,907,586
Other Assets, Less Liabilities—(7.83)%		(164,898,161)

NET ASSETS—100.00%		$2,107,009,425

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P MidCap 400 Value Index Fund

June 30, 2010

Security	Shares	Value

COMMON STOCKS—100.03%

ADVERTISING—0.09%
Harte-Hanks Inc.	159,064	$1,662,219

		1,662,219
AEROSPACE & DEFENSE—0.20%
Alliant Techsystems Inc.(a)	60,576	3,759,347

		3,759,347
AGRICULTURE—0.22%
Universal Corp.	100,751	3,997,800

		3,997,800
AIRLINES—0.76%
AirTran Holdings Inc.(a)	559,654	2,714,322
Alaska Air Group Inc.(a)	148,673	6,682,851
JetBlue Airways Corp.(a)(b)	863,602	4,741,175

		14,138,348
APPAREL—0.65%
Hanesbrands Inc.(a)	238,793	5,745,360
Phillips-Van Heusen Corp.	75,205	3,479,735
Timberland Co. Class A(a)	178,527	2,883,211

		12,108,306
AUTO PARTS & EQUIPMENT—0.98%
BorgWarner Inc.(a)	489,615	18,282,224

		18,282,224
BANKS—6.71%
Associated Banc-Corp	720,016	8,827,396
BancorpSouth Inc.	305,424	5,460,981
Bank of Hawaii Corp.	117,972	5,703,946
Cathay General Bancorp(b)	326,860	3,376,464
City National Corp.	181,600	9,303,368
Commerce Bancshares Inc.	189,619	6,824,388
Cullen/Frost Bankers Inc.	251,798	12,942,417
FirstMerit Corp.	448,720	7,686,574
Fulton Financial Corp.	826,100	7,971,865
International Bancshares Corp.(b)	214,481	3,579,688
PacWest Bancorp	80,771	1,478,917
Prosperity Bancshares Inc.	94,911	3,298,157
SVB Financial Group(a)	98,645	4,067,133
Synovus Financial Corp.	3,260,736	8,282,270
TCF Financial Corp.(b)	515,002	8,554,183
Trustmark Corp.	235,778	4,908,898
Valley National Bancorp(b)	670,233	9,128,574
Webster Financial Corp.	277,169	4,972,412
Westamerica Bancorporation	77,939	4,093,356
Wilmington Trust Corp.	378,412	4,196,589

		124,657,576

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Value Index Fund

June 30, 2010

BIOTECHNOLOGY—1.24%
Affymetrix Inc.(a)	178,878	1,055,380
Bio-Rad Laboratories Inc. Class A(a)	30,431	2,631,977
Charles River Laboratories International Inc.(a)	154,316	5,279,150
Vertex Pharmaceuticals Inc.(a)	428,886	14,110,350

		23,076,857
BUILDING MATERIALS—0.79%
Lennox International Inc.	123,052	5,115,272
Martin Marietta Materials Inc.(b)	113,218	9,602,018

		14,717,290
CHEMICALS—3.72%
Albemarle Corp.	140,753	5,589,302
Ashland Inc.	326,495	15,155,898
Cabot Corp.	272,183	6,562,332
Cytec Industries Inc.	203,874	8,152,921
Intrepid Potash Inc.(a)	68,415	1,338,882
Minerals Technologies Inc.	78,054	3,710,687
Olin Corp.	327,538	5,925,162
RPM International Inc.	269,376	4,805,668
Sensient Technologies Corp.	205,882	5,338,520
Valspar Corp. (The)	412,840	12,434,741

		69,014,113
COAL—0.92%
Arch Coal Inc.	675,725	13,386,112
Patriot Coal Corp.(a)(b)	313,220	3,680,335

		17,066,447
COMMERCIAL SERVICES—4.26%
Aaron’s Inc.	339,297	5,791,800
Career Education Corp.(a)(b)	178,735	4,114,480
Convergys Corp.(a)	513,549	5,037,916
CoreLogic Inc.	433,363	7,653,191
Corinthian Colleges Inc.(a)(b)	218,652	2,153,722
Corrections Corp. of America(a)	212,246	4,049,654
Deluxe Corp.	213,009	3,993,919
Korn/Ferry International(a)	191,892	2,667,299
Manpower Inc.	340,517	14,703,524
Navigant Consulting Inc.(a)	211,081	2,191,021
Pharmaceutical Product Development Inc.	291,174	7,398,731
Rent-A-Center Inc.(a)	273,956	5,550,348
Rollins Inc.	91,026	1,883,328
Service Corp. International	455,310	3,369,294
Towers Watson & Co. Class A	175,064	6,801,236
United Rentals Inc.(a)	178,273	1,661,504

		79,020,967
COMPUTERS—2.19%
Cadence Design Systems Inc.(a)	585,830	3,391,956
Diebold Inc.	274,594	7,482,686
DST Systems Inc.	84,517	3,054,444
Jack Henry & Associates Inc.	149,341	3,566,263
Mentor Graphics Corp.(a)	442,788	3,918,674
NCR Corp.(a)	667,476	8,089,809
Palm Inc.(a)	335,708	1,910,179
SRA International Inc. Class A(a)	179,994	3,540,482
Synopsys Inc.(a)	277,086	5,782,785

		40,737,278

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Value Index Fund

June 30, 2010

COSMETICS & PERSONAL CARE—0.36%
Alberto-Culver Co.	246,218	6,670,046

		6,670,046
DISTRIBUTION & WHOLESALE—1.37%
Ingram Micro Inc. Class A(a)	687,838	10,448,259
Owens & Minor Inc.	262,730	7,456,278
Tech Data Corp.(a)	211,202	7,523,015

		25,427,552
DIVERSIFIED FINANCIAL SERVICES—1.00%
Greenhill & Co. Inc.	38,198	2,335,044
Jefferies Group Inc.(b)	289,321	6,098,887
Raymond James Financial Inc.(b)	413,545	10,210,426

		18,644,357
ELECTRIC—6.85%
Alliant Energy Corp.	460,694	14,622,427
Black Hills Corp.	162,645	4,630,503
Cleco Corp.	252,356	6,664,722
DPL Inc.	192,593	4,602,973
Dynegy Inc.(a)	421,856	1,624,146
Great Plains Energy Inc.	562,933	9,581,120
Hawaiian Electric Industries Inc.	387,973	8,838,025
IDACORP Inc.	200,010	6,654,333
MDU Resources Group Inc.	782,427	14,107,159
NSTAR	444,215	15,547,525
NV Energy Inc.	977,074	11,539,244
OGE Energy Corp.	404,274	14,780,257
PNM Resources Inc.	359,383	4,017,902
Westar Energy Inc.	460,048	9,941,637

		127,151,973
ELECTRICAL COMPONENTS & EQUIPMENT—0.63%
Energizer Holdings Inc.(a)	166,226	8,357,843
Hubbell Inc. Class B	82,059	3,256,922

		11,614,765
ELECTRONICS—2.05%
Arrow Electronics Inc.(a)	500,861	11,194,243
Avnet Inc.(a)	631,440	15,224,018
Trimble Navigation Ltd.(a)	207,085	5,798,380
Vishay Intertechnology Inc.(a)	511,506	3,959,057
Woodward Governor Co.	75,121	1,917,839

		38,093,537
ENGINEERING & CONSTRUCTION—2.88%
AECOM Technology Corp.(a)	476,985	10,999,274
Granite Construction Inc.	139,922	3,299,361
KBR Inc.	667,892	13,584,923
Shaw Group Inc. (The)(a)	350,696	12,000,817
URS Corp.(a)	344,423	13,553,045

		53,437,420

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Value Index Fund

June 30, 2010

ENTERTAINMENT—0.26%
International Speedway Corp. Class A	127,090	3,273,838
Scientific Games Corp. Class A(a)	168,650	1,551,580

		4,825,418
ENVIRONMENTAL CONTROL—0.78%
Clean Harbors Inc.(a)	95,203	6,322,431
Mine Safety Appliances Co.	126,005	3,122,404
Waste Connections Inc.(a)	141,901	4,950,926

		14,395,761
FOOD—2.30%
Corn Products International Inc.	312,916	9,481,355
Flowers Foods Inc.	188,729	4,610,649
Ralcorp Holdings Inc.(a)	228,299	12,510,785
Ruddick Corp.	170,334	5,278,651
Smithfield Foods Inc.(a)	614,570	9,157,093
Tootsie Roll Industries Inc.(b)	70,823	1,674,964

		42,713,497
FOREST PRODUCTS & PAPER—1.26%
Louisiana-Pacific Corp.(a)	525,866	3,518,043
Potlatch Corp.(b)	104,704	3,741,074
Rayonier Inc.	200,325	8,818,306
Rock-Tenn Co. Class A	69,540	3,454,052
Temple-Inland Inc.	187,677	3,879,284

		23,410,759
GAS—4.00%
AGL Resources Inc.	323,762	11,597,155
Atmos Energy Corp.	387,378	10,474,701
Energen Corp.	104,866	4,648,710
National Fuel Gas Co.	204,669	9,390,214
Questar Corp.	385,998	6,233,867
Southern Union Co.	238,223	5,207,555
UGI Corp.	454,059	11,551,261
Vectren Corp.	338,077	7,998,902
WGL Holdings Inc.	210,886	7,176,450

		74,278,815
HAND & MACHINE TOOLS—0.88%
Kennametal Inc.	340,334	8,654,694
Lincoln Electric Holdings Inc.	79,612	4,059,416
Regal Beloit Corp.	65,820	3,671,439

		16,385,549
HEALTH CARE - PRODUCTS—2.47%
Beckman Coulter Inc.	119,650	7,213,699
Gen-Probe Inc.(a)	88,417	4,015,900
Henry Schein Inc.(a)	182,405	10,014,034
Hill-Rom Holdings Inc.	183,929	5,596,959
Hologic Inc.(a)	625,716	8,716,224
Immucor Inc.(a)	133,090	2,535,365
Steris Corp.	126,032	3,917,075
TECHNE Corp.	68,140	3,914,643

		45,923,899

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Value Index Fund

June 30, 2010

HEALTH CARE - SERVICES—1.73%
Health Management Associates Inc. Class A(a)	354,560	2,754,931
Health Net Inc.(a)	412,841	10,060,935
Kindred Healthcare Inc.(a)	164,163	2,107,853
LifePoint Hospitals Inc.(a)	230,185	7,227,809
Psychiatric Solutions Inc.(a)	90,369	2,956,874
Universal Health Services Inc. Class B	181,974	6,942,308

		32,050,710
HOME BUILDERS—2.15%
KB Home	227,314	2,500,454
M.D.C. Holdings Inc.	156,540	4,218,753
NVR Inc.(a)	25,649	16,800,864
Ryland Group Inc.	183,835	2,908,270
Thor Industries Inc.	162,451	3,858,211
Toll Brothers Inc.(a)	584,052	9,555,091

		39,841,643
HOUSEHOLD PRODUCTS & WARES—0.90%
American Greetings Corp. Class A	99,136	1,859,791
Church & Dwight Co. Inc.	162,130	10,167,172
Scotts Miracle-Gro Co. (The) Class A	105,718	4,694,937

		16,721,900
INSURANCE—8.03%
American Financial Group Inc.	314,881	8,602,549
Arthur J. Gallagher & Co.	280,399	6,836,128
Brown & Brown Inc.	314,375	6,017,137
Everest Re Group Ltd.	245,060	17,330,643
Fidelity National Financial Inc. Class A	955,207	12,408,139
First American Financial Corp.	193,520	2,453,834
Hanover Insurance Group Inc. (The)	186,730	8,122,755
HCC Insurance Holdings Inc.	478,267	11,841,891
Mercury General Corp.	148,267	6,144,184
Old Republic International Corp.	1,002,410	12,159,233
Protective Life Corp.	356,439	7,624,230
Reinsurance Group of America Inc.	304,207	13,905,302
StanCorp Financial Group Inc.	197,190	7,994,083
Transatlantic Holdings Inc.	168,706	8,091,140
Unitrin Inc.	207,755	5,318,528
W.R. Berkley Corp.	534,292	14,137,366

		148,987,142
INTERNET—0.30%
AOL Inc.(a)	209,134	4,347,896
Digital River Inc.(a)	50,509	1,207,670

		5,555,566
INVESTMENT COMPANIES—0.27%
Apollo Investment Corp.	539,755	5,035,914

		5,035,914
IRON & STEEL—0.32%
Carpenter Technology Corp.	183,121	6,011,862

		6,011,862

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Value Index Fund

June 30, 2010

LODGING—0.10%
Boyd Gaming Corp.(a)(b)	228,158	1,937,061

		1,937,061
MACHINERY—1.76%
AGCO Corp.(a)	386,883	10,434,235
Graco Inc.	108,491	3,058,361
IDEX Corp.	154,925	4,426,207
Terex Corp.(a)	452,618	8,482,061
Wabtec Corp.	94,029	3,750,817
Zebra Technologies Corp. Class A(a)	98,353	2,495,216

		32,646,897
MANUFACTURING—3.99%
Acuity Brands Inc.	181,110	6,588,782
AptarGroup Inc.	118,856	4,495,134
Brink’s Co. (The)	198,578	3,778,939
Carlisle Companies Inc.	118,684	4,288,053
Crane Co.	68,657	2,074,128
Donaldson Co. Inc.	163,818	6,986,838
Harsco Corp.	335,250	7,878,375
Lancaster Colony Corp.	39,455	2,105,319
Matthews International Corp. Class A	125,935	3,687,377
Pentair Inc.	410,282	13,211,080
SPX Corp.	76,943	4,063,360
Teleflex Inc.	166,195	9,021,064
Trinity Industries Inc.	330,069	5,848,823

		74,027,272
MEDIA—0.30%
John Wiley & Sons Inc. Class A	75,696	2,927,165
Scholastic Corp.	106,102	2,559,180

		5,486,345
METAL FABRICATE & HARDWARE—0.98%
Commercial Metals Co.	475,478	6,285,819
Timken Co. (The)	330,594	8,592,138
Worthington Industries Inc.	253,761	3,263,367

		18,141,324
OFFICE FURNISHINGS—0.37%
Herman Miller Inc.	236,402	4,460,906
HNI Corp.(b)	86,824	2,395,474

		6,856,380
OIL & GAS—2.98%
Cimarex Energy Co.	188,389	13,484,885
Comstock Resources Inc.(a)	92,679	2,569,062
Forest Oil Corp.(a)	257,523	7,045,829
Frontier Oil Corp.	440,348	5,922,681
Mariner Energy Inc.(a)	231,601	4,974,789
Patterson-UTI Energy Inc.	640,640	8,245,037
Pride International Inc.(a)	277,875	6,207,727
Unit Corp.(a)	169,058	6,862,064

		55,312,074

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Value Index Fund

June 30, 2010

OIL & GAS SERVICES—0.63%
Exterran Holdings Inc.(a)(b)	262,889	6,785,165
Helix Energy Solutions Group Inc.(a)	184,298	1,984,889
Tidewater Inc.	77,390	2,996,541

		11,766,595
PACKAGING & CONTAINERS—1.11%
Packaging Corp. of America	214,073	4,713,887
Silgan Holdings Inc.	111,739	3,171,153
Sonoco Products Co.	417,517	12,725,918

		20,610,958
PHARMACEUTICALS—1.37%
Endo Pharmaceuticals Holdings Inc.(a)	179,353	3,913,483
Omnicare Inc.	499,890	11,847,393
Valeant Pharmaceuticals International(a)(b)	120,177	6,284,055
VCA Antech Inc.(a)	136,118	3,370,282

		25,415,213
REAL ESTATE INVESTMENT TRUSTS—8.51%
Alexandria Real Estate Equities Inc.(b)	103,295	6,545,804
AMB Property Corp.(b)	699,425	16,583,367
BRE Properties Inc. Class A	157,937	5,832,613
Camden Property Trust	159,030	6,496,376
Corporate Office Properties Trust	114,899	4,338,586
Cousins Properties Inc.	423,890	2,857,019
Duke Realty Corp.	1,028,561	11,674,167
Equity One Inc.	146,258	2,281,625
Essex Property Trust Inc.	75,208	7,335,788
Federal Realty Investment Trust	137,782	9,681,941
Highwoods Properties Inc.	175,631	4,875,517
Hospitality Properties Trust	513,154	10,827,549
Liberty Property Trust	282,933	8,162,617
Macerich Co. (The)	162,065	6,048,266
Mack-Cali Realty Corp.	181,509	5,396,263
Nationwide Health Properties Inc.	214,495	7,672,486
Omega Healthcare Investors Inc.	166,471	3,317,767
Realty Income Corp.(b)	208,816	6,333,389
Regency Centers Corp.	221,382	7,615,541
Senior Housing Properties Trust(b)	339,517	6,827,687
UDR Inc.	465,934	8,913,317
Weingarten Realty Investors	435,445	8,295,227

		157,912,912
RETAIL—4.27%
99 Cents Only Stores(a)	191,039	2,827,377
Advance Auto Parts Inc.	171,082	8,584,895
American Eagle Outfitters Inc.	270,373	3,176,883
AnnTaylor Stores Corp.(a)	105,743	1,720,439
Barnes & Noble Inc.(b)	164,107	2,116,980
BJ’s Wholesale Club Inc.(a)	224,152	8,295,865
Bob Evans Farms Inc.	126,815	3,122,185
Brinker International Inc.	427,134	6,176,358
Burger King Holdings Inc.	237,909	4,006,387
Coldwater Creek Inc.(a)	244,021	819,911
Dick’s Sporting Goods Inc.(a)	138,438	3,445,722
Foot Locker Inc.	652,070	8,229,123
MSC Industrial Direct Co. Inc. Class A	88,354	4,476,014
PetSmart Inc.	157,270	4,744,836

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Value Index Fund

June 30, 2010

Regis Corp.	238,058	3,706,563
Saks Inc.(a)(b)	669,126	5,078,666
Tractor Supply Co.	51,445	3,136,602
Wendy’s/Arby’s Group Inc. Class A	1,395,080	5,580,320

		79,245,126
SAVINGS & LOANS—3.00%
Astoria Financial Corp.	341,674	4,701,434
First Niagara Financial Group Inc.	869,291	10,892,216
New York Community Bancorp Inc.	1,811,138	27,656,078
NewAlliance Bancshares Inc.	440,815	4,941,536
Washington Federal Inc.	468,337	7,577,693

		55,768,957
SEMICONDUCTORS—1.48%
Atmel Corp.(a)	1,149,401	5,517,125
Fairchild Semiconductor International Inc.(a)	192,222	1,616,587
Integrated Device Technology Inc.(a)(b)	376,954	1,865,922
International Rectifier Corp.(a)	205,063	3,816,223
Intersil Corp. Class A	261,215	3,163,314
Lam Research Corp.(a)	299,955	11,416,287

		27,395,458
SOFTWARE—1.01%
ACI Worldwide Inc.(a)	84,831	1,651,659
Acxiom Corp.(a)	331,473	4,869,338
Fair Isaac Corp.(b)	189,391	4,126,830
ManTech International Corp. Class A(a)	39,424	1,678,280
Parametric Technology Corp.(a)	289,204	4,531,827
Quest Software Inc.(a)	102,244	1,844,482

		18,702,416
TELECOMMUNICATIONS—1.28%
ADC Telecommunications Inc.(a)	261,520	1,937,863
ADTRAN Inc.	103,532	2,823,317
Ciena Corp.(a)	122,954	1,559,057
Cincinnati Bell Inc.(a)	284,866	857,447
Plantronics Inc.	107,860	3,084,796
RF Micro Devices Inc.(a)	506,302	1,979,641
Telephone and Data Systems Inc.	382,005	11,609,132

		23,851,253
TEXTILES—0.58%
Mohawk Industries Inc.(a)	233,849	10,700,930

		10,700,930
TRANSPORTATION—2.16%
Alexander & Baldwin Inc.	170,796	5,086,305
Con-way Inc.	224,094	6,727,302
Kansas City Southern Industries Inc.(a)	423,025	15,376,959
Landstar System Inc.	125,165	4,880,183
Overseas Shipholding Group Inc.	109,945	4,072,363
Werner Enterprises Inc.	183,103	4,008,124

		40,151,236

Schedule of Investments (Unaudited) (Continued)

iShares® S&P MidCap 400 Value Index Fund

June 30, 2010

TRUCKING & LEASING—0.28%
GATX Corp.	192,729	5,142,010

		5,142,010
WATER—0.35%
Aqua America Inc.(b)	370,675	6,553,534

		6,553,534

TOTAL COMMON STOCKS
(Cost: $2,089,239,712)		1,857,040,808

SHORT-TERM INVESTMENTS—4.60%

MONEY MARKET FUNDS—4.60%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	68,438,838	68,438,838
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(d)(e)	16,450,883	16,450,883
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	445,964	445,964

		85,335,685

TOTAL SHORT-TERM INVESTMENTS
(Cost: $85,335,685)		85,335,685

TOTAL INVESTMENTS IN SECURITIES—104.63%
(Cost: $2,174,575,397)		1,942,376,493
Other Assets, Less Liabilities—(4.63)%		(85,852,888)

NET ASSETS—100.00%		$1,856,523,605

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P SmallCap 600 Index Fund

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.89%

ADVERTISING–0.22%
inVentiv Health Inc.(a)	472,221	$12,088,858

		12,088,858
AEROSPACE & DEFENSE—2.40%
AAR Corp.(a)	543,810	9,103,379
AeroVironment Inc.(a)(b)	206,916	4,496,285
Curtiss-Wright Corp.	638,907	18,553,859
Esterline Technologies Corp.(a)	417,769	19,823,139
GenCorp Inc.(a)(b)	712,294	3,119,848
Kaman Corp.	361,302	7,992,000
Moog Inc. Class A(a)	631,267	20,345,736
Orbital Sciences Corp.(a)	802,795	12,660,077
Teledyne Technologies Inc.(a)	504,039	19,445,825
Triumph Group Inc.	232,467	15,489,276

		131,029,424
AGRICULTURE—0.23%
Alliance One International Inc.(a)(b)	1,242,175	4,422,143
Andersons Inc. (The)	256,417	8,356,630

		12,778,773
AIRLINES—0.34%
Allegiant Travel Co.(a)(b)	210,953	9,005,584
SkyWest Inc.	779,443	9,524,793

		18,530,377
APPAREL—3.09%
Carter’s Inc.(a)	826,623	21,698,854
Crocs Inc.(a)	1,195,362	12,646,930
Deckers Outdoor Corp.(a)	179,467	25,640,450
Gymboree Corp.(a)(b)	411,834	17,589,430
Iconix Brand Group Inc.(a)	1,005,697	14,451,866
K-Swiss Inc. Class A(a)	377,522	4,239,572
Liz Claiborne Inc.(a)(b)	1,317,278	5,558,913
Maidenform Brands Inc.(a)	310,345	6,318,624
Oxford Industries Inc.	191,963	4,017,786
Perry Ellis International Inc.(a)	143,744	2,903,629
Quiksilver Inc.(a)	1,796,139	6,645,714
SKECHERS U.S.A. Inc. Class A(a)	475,453	17,363,544
True Religion Apparel Inc.(a)(b)	354,103	7,815,053
Volcom Inc.(a)	231,378	4,296,689
Wolverine World Wide Inc.	690,881	17,424,019

		168,611,073
AUTO PARTS & EQUIPMENT—0.24%
ATC Technology Corp.(a)	277,960	4,480,715
Spartan Motors Inc.	456,426	1,916,989
Standard Motor Products Inc.	261,003	2,106,294
Superior Industries International Inc.	323,737	4,351,026

		12,855,024

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Index Fund

June 30, 2010

BANKS—6.63%
Bank Mutual Corp.	637,458	3,620,761
Bank of the Ozarks Inc.	181,664	6,443,622
Boston Private Financial Holdings Inc.	1,022,260	6,573,132
City Holding Co.	220,050	6,134,994
Columbia Banking System Inc.	547,607	9,999,304
Community Bank System Inc.	461,602	10,169,092
East West Bancorp Inc.	2,058,791	31,396,563
First BanCorp (Puerto Rico)(a)(b)	1,053,646	558,432
First Commonwealth Financial Corp.	1,070,391	5,619,553
First Financial Bancorp	693,248	10,364,058
First Financial Bankshares Inc.	290,467	13,968,558
First Midwest Bancorp Inc.	1,031,729	12,545,825
Glacier Bancorp Inc.	1,001,906	14,697,961
Hancock Holding Co.	395,614	13,197,683
Hanmi Financial Corp.(a)(b)	698,827	880,522
Home Bancshares Inc.	299,521	6,832,074
Independent Bank Corp. (Massachusetts)	295,203	7,285,610
Nara Bancorp Inc.(a)	462,207	3,896,405
National Penn Bancshares Inc.	1,755,957	10,553,302
NBT Bancorp Inc.	480,191	9,805,500
Old National Bancorp	1,214,433	12,581,526
Pinnacle Financial Partners Inc.(a)(b)	462,009	5,936,816
PrivateBancorp Inc.	816,336	9,045,003
S&T Bancorp Inc.(b)	335,431	6,628,116
Signature Bank(a)	569,058	21,629,895
Simmons First National Corp. Class A	215,840	5,667,958
South Financial Group Inc. (The)(b)	3,008,532	819,825
Sterling Bancorp	371,286	3,341,574
Sterling Bancshares Inc.	1,419,853	6,687,508
Susquehanna Bancshares Inc.	1,806,213	15,045,754
Tompkins Financial Corp.	107,460	4,056,615
TrustCo Bank Corp. NY	1,073,235	6,010,116
UMB Financial Corp.	417,187	14,835,170
Umpqua Holdings Corp.	1,595,267	18,313,665
United Bankshares Inc.(b)	533,563	12,773,498
United Community Banks Inc.(a)(b)	1,156,074	4,566,492
Whitney Holding Corp.	1,344,033	12,432,305
Wilshire Bancorp Inc.	269,818	2,360,907
Wintrust Financial Corp.	432,958	14,434,820

		361,710,514
BEVERAGES—0.30%
Boston Beer Co. Inc. Class A(a)	138,602	9,348,705
Peet’s Coffee & Tea Inc.(a)	185,506	7,284,821

		16,633,526
BIOTECHNOLOGY—1.11%
ArQule Inc.(a)	390,352	1,678,514
Cambrex Corp.(a)	409,462	1,289,805
CryoLife Inc.(a)	394,577	2,126,770
Enzo Biochem Inc.(a)	462,965	1,884,268
Integra LifeSciences Holdings Corp.(a)	290,971	10,765,927
Martek Biosciences Corp.(a)(b)	464,133	11,004,593
Regeneron Pharmaceuticals Inc.(a)(b)	900,456	20,098,178
Savient Pharmaceuticals Inc.(a)(b)	940,609	11,851,673

		60,699,728

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Index Fund

June 30, 2010

BUILDING MATERIALS—1.44%
AAON Inc.	172,894	4,030,159
Apogee Enterprises Inc.	389,951	4,223,169
Comfort Systems USA Inc.	529,989	5,119,694
Drew Industries Inc.(a)	262,220	5,296,844
Eagle Materials Inc.	611,349	15,852,280
NCI Building Systems Inc.(a)(b)	250,731	2,098,619
Quanex Building Products Corp.	527,536	9,121,097
Simpson Manufacturing Co. Inc.(b)	536,755	13,177,335
Texas Industries Inc.	386,936	11,430,089
Universal Forest Products Inc.	269,821	8,178,275

		78,527,561
CHEMICALS—1.52%
A. Schulman Inc.	438,829	8,320,198
American Vanguard Corp.	287,126	2,276,909
Arch Chemicals Inc.	349,945	10,757,309
Balchem Corp.	392,842	9,821,050
H.B. Fuller Co.	681,742	12,946,281
OM Group Inc.(a)	430,085	10,261,828
Penford Corp.(a)	159,052	1,030,657
PolyOne Corp.(a)	1,292,330	10,881,419
Quaker Chemical Corp.	155,502	4,212,549
Stepan Co.	107,403	7,349,587
Zep Inc.	302,437	5,274,501

		83,132,288
COMMERCIAL SERVICES—6.66%
ABM Industries Inc.	652,532	13,670,545
Administaff Inc.	317,206	7,663,697
American Public Education Inc.(a)	256,090	11,191,133
AMN Healthcare Services Inc.(a)	458,814	3,431,929
Arbitron Inc.	370,902	9,506,218
Bowne & Co. Inc.	555,829	6,236,401
Capella Education Co.(a)(b)	203,265	16,535,608
CDI Corp.	176,609	2,742,738
Chemed Corp.	318,130	17,382,623
Coinstar Inc.(a)(b)	441,338	18,964,294
Consolidated Graphics Inc.(a)	156,511	6,767,536
CorVel Corp.(a)	98,667	3,333,958
Cross Country Healthcare Inc.(a)	425,416	3,824,490
Exponent Inc.(a)	192,787	6,307,991
Forrester Research Inc.(a)	206,223	6,240,308
GEO Group Inc. (The)(a)	685,448	14,223,046
Healthcare Services Group Inc.	609,975	11,559,026
HealthSpring Inc.(a)	686,266	10,643,986
Heartland Payment Systems Inc.	527,241	7,824,256
Heidrick & Struggles International Inc.	243,815	5,563,858
Hillenbrand Inc.	867,484	18,555,483
HMS Holdings Corp.(a)	377,820	20,485,400
Kelly Services Inc. Class A(a)	371,237	5,520,294
Kendle International Inc.(a)	205,282	2,364,849
Landauer Inc.	130,852	7,966,270
Live Nation Entertainment Inc.(a)	1,996,306	20,861,398
MAXIMUS Inc.	243,332	14,081,623
Medifast Inc.(a)	185,939	4,817,679
Midas Inc.(a)	195,516	1,499,608
Monro Muffler Brake Inc.(b)	276,573	10,932,931
On Assignment Inc.(a)	500,107	2,515,538
PAREXEL International Corp.(a)	813,099	17,627,986
Pre-Paid Legal Services Inc.(a)(b)	93,195	4,239,440
Rewards Network Inc.	119,721	1,636,586
SFN Group Inc.(a)	724,455	3,955,524
StarTek Inc.(a)	162,612	634,187

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Index Fund

June 30, 2010

TeleTech Holdings Inc.(a)	446,264	5,752,343
TrueBlue Inc.(a)	614,674	6,878,202
Universal Technical Institute Inc.(a)	285,725	6,754,539
Viad Corp.	286,388	5,054,748
Volt Information Sciences Inc.(a)	166,000	1,394,400
Wright Express Corp.(a)	540,414	16,050,296

		363,192,965
COMPUTERS—2.06%
Agilysys Inc.	278,925	1,866,008
CACI International Inc. Class A(a)	421,231	17,893,893
CIBER Inc.(a)	965,470	2,674,352
Compellent Technologies Inc.(a)	316,596	3,837,144
Hutchinson Technology Inc.(a)(b)	318,362	1,378,507
Insight Enterprises Inc.(a)	644,177	8,477,369
Integral Systems Inc.(a)	240,330	1,526,095
Manhattan Associates Inc.(a)	316,422	8,717,426
Mercury Computer Systems Inc.(a)	326,934	3,834,936
MTS Systems Corp.	227,821	6,606,809
NCI Inc. Class A(a)	96,090	2,169,712
NetScout Systems Inc.(a)	489,795	6,964,885
Radiant Systems Inc.(a)	393,423	5,688,897
RadiSys Corp.(a)	333,001	3,170,170
Sigma Designs Inc.(a)(b)	374,685	3,750,597
Stratasys Inc.(a)(b)	285,886	7,021,360
Sykes Enterprises Inc.(a)	561,359	7,988,139
Synaptics Inc.(a)(b)	471,967	12,979,092
Tyler Technologies Inc.(a)	385,719	5,986,359

		112,531,750
DISTRIBUTION & WHOLESALE—1.55%
Brightpoint Inc.(a)	981,803	6,872,621
MWI Veterinary Supply Inc.(a)	171,218	8,605,417
Pool Corp.	689,252	15,108,404
ScanSource Inc.(a)	374,150	9,327,559
United Stationers Inc.(a)	337,164	18,365,323
Watsco Inc.	450,872	26,114,506

		84,393,830
DIVERSIFIED FINANCIAL SERVICES—1.61%
Investment Technology Group Inc.(a)	607,217	9,751,905
LaBranche & Co. Inc.(a)	593,279	2,539,234
National Financial Partners Corp.(a)(b)	595,084	5,813,971
optionsXpress Holdings Inc.(a)	591,842	9,315,593
Piper Jaffray Companies(a)	241,092	7,767,984
Portfolio Recovery Associates Inc.(a)(b)	236,410	15,787,460
Stifel Financial Corp.(a)	494,412	21,452,536
SWS Group Inc.	393,928	3,742,316
TradeStation Group Inc.(a)	451,837	3,049,900
World Acceptance Corp.(a)(b)	219,700	8,416,707

		87,637,606
ELECTRIC—1.68%
ALLETE Inc.	419,836	14,375,185
Avista Corp.	764,918	14,938,848
Central Vermont Public Service Corp.	165,736	3,271,629
CH Energy Group Inc.	220,375	8,647,515
El Paso Electric Co.(a)	609,767	11,798,991
NorthWestern Corp.	504,074	13,206,739
UIL Holdings Corp.	417,803	10,457,609
UniSource Energy Corp.	502,618	15,169,011

		91,865,527

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Index Fund

June 30, 2010

ELECTRICAL COMPONENTS & EQUIPMENT—0.89%
Advanced Energy Industries Inc.(a)	463,981	5,702,326
Belden Inc.	651,382	14,330,404
Encore Wire Corp.(b)	264,863	4,817,858
Greatbatch Inc.(a)	323,706	7,221,881
Littelfuse Inc.(a)	305,416	9,654,200
Powell Industries Inc.(a)	122,758	3,356,204
Vicor Corp.(a)	272,145	3,399,091

		48,481,964
ELECTRONICS—4.01%
American Science and Engineering Inc.	125,395	9,556,353
Analogic Corp.	179,704	8,178,329
Badger Meter Inc.	208,810	8,078,859
Bel Fuse Inc. Class B	160,206	2,645,001
Benchmark Electronics Inc.(a)	878,307	13,921,166
Brady Corp. Class A	731,441	18,227,510
Checkpoint Systems Inc.(a)	550,153	9,550,656
Cogent Inc.(a)	646,615	5,826,001
CTS Corp.	471,771	4,359,164
Cubic Corp.	216,114	7,862,227
Cymer Inc.(a)	419,199	12,592,738
Daktronics Inc.	478,521	3,588,907
Dionex Corp.(a)	245,485	18,278,813
Electro Scientific Industries Inc.(a)	384,642	5,138,817
FARO Technologies Inc.(a)	223,825	4,187,766
FEI Co.(a)	529,413	10,434,730
II-VI Inc.(a)	360,248	10,674,148
Keithley Instruments Inc.	189,862	1,676,481
LoJack Corp.(a)	250,231	923,352
Methode Electronics Inc.	519,132	5,056,346
OSI Systems Inc.(a)(b)	254,315	7,062,328
Park Electrochemical Corp.	286,990	7,005,426
Plexus Corp.(a)	562,271	15,035,127
Rogers Corp.(a)	220,073	6,111,427
Sonic Solutions Inc.(a)(b)	423,142	3,533,236
Technitrol Inc.	572,537	1,809,217
TTM Technologies Inc.(a)	602,474	5,723,503
Watts Water Technologies Inc. Class A	409,919	11,748,279

		218,785,907
ENERGY — ALTERNATE SOURCES—0.04%
Headwaters Inc.(a)	836,237	2,374,913

		2,374,913
ENGINEERING & CONSTRUCTION—0.84%
Dycom Industries Inc.(a)	540,193	4,618,650
EMCOR Group Inc.(a)	922,707	21,379,121
Insituform Technologies Inc. Class A(a)	546,728	11,196,989
Stanley Inc.(a)	224,412	8,388,521

		45,583,281
ENTERTAINMENT—0.26%
Pinnacle Entertainment Inc.(a)	843,642	7,980,853
Shuffle Master Inc.(a)	746,878	5,982,493

		13,963,346

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Index Fund

June 30, 2010

ENVIRONMENTAL CONTROL—0.66%
Calgon Carbon Corp.(a)(b)	776,261	10,277,696
Darling International Inc.(a)	1,148,930	8,628,464
Tetra Tech Inc.(a)	859,781	16,860,305

		35,766,465
FOOD—2.09%
Cal-Maine Foods Inc.(b)	176,029	5,620,606
Calavo Growers Inc.	165,564	2,973,529
Diamond Foods Inc.(b)	303,897	12,490,167
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	383,840	1,496,976
Hain Celestial Group Inc.(a)	570,577	11,508,538
J&J Snack Foods Corp.	197,604	8,319,128
Lance Inc.	448,797	7,400,663
Nash-Finch Co.	175,336	5,989,478
Sanderson Farms Inc.	272,248	13,813,863
Spartan Stores Inc.	314,005	4,308,149
TreeHouse Foods Inc.(a)	483,815	22,090,993
United Natural Foods Inc.(a)	601,691	17,978,527

		113,990,617
FOREST PRODUCTS & PAPER—0.77%
Buckeye Technologies Inc.(a)	547,005	5,442,700
Clearwater Paper Corp.(a)	159,952	8,758,972
Deltic Timber Corp.	149,831	6,262,936
Neenah Paper Inc.	205,487	3,760,412
Schweitzer-Mauduit International Inc.	255,838	12,907,027
Wausau Paper Corp.(a)	678,498	4,593,431

		41,725,478
GAS—1.99%
Laclede Group Inc. (The)	310,481	10,286,236
New Jersey Resources Corp.	574,632	20,227,046
Northwest Natural Gas Co.	370,088	16,124,734
Piedmont Natural Gas Co.	998,300	25,256,990
South Jersey Industries Inc.	416,176	17,878,921
Southwest Gas Corp.	632,074	18,646,183

		108,420,110
HAND & MACHINE TOOLS—0.39%
Baldor Electric Co.	586,352	21,155,580

		21,155,580
HEALTH CARE - PRODUCTS—3.86%
Abaxis Inc.(a)	307,883	6,597,933
Align Technology Inc.(a)(b)	906,793	13,484,012
American Medical Systems Holdings Inc.(a)	1,048,886	23,201,358
Cantel Medical Corp.	180,360	3,012,012
CONMED Corp.(a)	406,695	7,576,728
Cooper Companies Inc. (The)(b)	648,095	25,787,700
Cyberonics Inc.(a)	332,990	7,885,203
Haemonetics Corp.(a)	355,638	19,033,746
Hanger Orthopedic Group Inc.(a)	445,678	8,004,377
ICU Medical Inc.(a)	162,014	5,211,990
Invacare Corp.	451,290	9,359,755
Kensey Nash Corp.(a)	134,725	3,194,330
LCA-Vision Inc.(a)(b)	254,756	1,411,348
Meridian Bioscience Inc.	566,188	9,625,196

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Index Fund

June 30, 2010

Merit Medical Systems Inc.(a)	390,838	6,280,767
Natus Medical Inc.(a)	395,013	6,434,762
Osteotech Inc.(a)	244,191	774,085
Palomar Medical Technologies Inc.(a)	256,133	2,866,128
PSS World Medical Inc.(a)	796,440	16,844,706
SurModics Inc.(a)(b)	240,866	3,952,611
Symmetry Medical Inc.(a)	501,231	5,282,975
West Pharmaceutical Services Inc.	463,340	16,907,276
Zoll Medical Corp.(a)	298,726	8,095,475

		210,824,473
HEALTH CARE - SERVICES—2.91%
Air Methods Corp.(a)	151,977	4,521,316
Almost Family Inc.(a)(b)	111,718	3,902,310
Amedisys Inc.(a)(b)	397,887	17,495,091
AMERIGROUP Corp.(a)	719,475	23,368,548
AmSurg Corp.(a)	430,952	7,679,565
Bio-Reference Laboratories Inc.(a)	333,139	7,385,692
Centene Corp.(a)	683,553	14,696,390
Genoptix Inc.(a)	244,307	4,202,080
Gentiva Health Services Inc.(a)	414,686	11,200,669
Healthways Inc.(a)	475,447	5,667,328
IPC The Hospitalist Co. Inc.(a)	190,453	4,780,370
LHC Group Inc.(a)(b)	214,892	5,963,253
Magellan Health Services Inc.(a)	464,435	16,868,279
MedCath Corp.(a)	258,847	2,034,537
Molina Healthcare Inc.(a)	185,332	5,337,562
Odyssey Healthcare Inc.(a)	467,652	12,495,661
RehabCare Group Inc.(a)	345,995	7,535,771
Res-Care Inc.(a)	356,813	3,446,814

		158,581,236
HOME BUILDERS—0.37%
M/I Homes Inc.(a)	256,226	2,470,019
Meritage Homes Corp.(a)	447,125	7,279,195
Skyline Corp.	94,863	1,708,483
Standard-Pacific Corp.(a)	1,381,173	4,599,306
Winnebago Industries Inc.(a)(b)	402,242	3,998,285

		20,055,288
HOME FURNISHINGS—0.43%
Audiovox Corp. Class A(a)	254,114	1,867,738
DTS Inc.(a)	242,343	7,965,814
Ethan Allen Interiors Inc.(b)	365,264	5,110,043
La-Z-Boy Inc.(a)(b)	719,125	5,343,099
Universal Electronics Inc.(a)	188,742	3,138,780

		23,425,474
HOUSEHOLD PRODUCTS & WARES—0.56%
Blyth Inc.	82,992	2,827,538
Central Garden & Pet Co. Class A(a)	897,916	8,054,307
Helen of Troy Ltd.(a)	427,131	9,422,510
Kid Brands Inc.(a)	298,702	2,099,875
Standard Register Co. (The)	174,560	548,118
WD-40 Co.	231,153	7,720,510

		30,672,858
HOUSEWARES—0.52%
National Presto Industries Inc.	66,954	6,217,348
Toro Co. (The)	452,104	22,207,349

		28,424,697

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Index Fund

June 30, 2010

INSURANCE—2.57%
American Physicians Capital Inc.	113,332	3,496,292
Amerisafe Inc.(a)	262,571	4,608,121
Delphi Financial Group Inc. Class A	663,707	16,201,088
eHealth Inc.(a)	325,316	3,698,843
Employers Holdings Inc.	424,707	6,255,934
Horace Mann Educators Corp.	546,615	8,363,209
Infinity Property and Casualty Corp.	184,316	8,511,713
Navigators Group Inc. (The)(a)	180,297	7,415,616
Presidential Life Corp.	290,791	2,646,198
ProAssurance Corp.(a)	452,306	25,672,889
RLI Corp.	241,050	12,657,535
Safety Insurance Group Inc.	211,435	7,827,324
Selective Insurance Group Inc.	742,009	11,026,254
Stewart Information Services Corp.(b)	252,943	2,281,546
Tower Group Inc.	626,478	13,488,071
United Fire & Casualty Co.	308,886	6,122,120

		140,272,753
INTERNET—2.24%
Blue Coat Systems Inc.(a)	593,903	12,133,438
Blue Nile Inc.(a)(b)	202,122	9,515,904
comScore Inc.(a)	345,984	5,698,356
CyberSource Corp.(a)	981,852	25,066,682
DealerTrack Holdings Inc.(a)	561,640	9,238,978
eResearchTechnology Inc.(a)	589,471	4,645,031
InfoSpace Inc.(a)	501,202	3,769,039
j2 Global Communications Inc.(a)(b)	629,427	13,746,686
Knot Inc. (The)(a)	415,987	3,236,379
NutriSystem Inc.(b)	437,243	10,030,354
PCTEL Inc.(a)	256,245	1,291,475
Perficient Inc.(a)	427,714	3,810,932
Stamps.com Inc.(a)	145,016	1,486,414
United Online Inc.	1,214,445	6,995,203
Websense Inc.(a)	601,951	11,376,874

		122,041,745
IRON & STEEL—0.13%
Gibraltar Industries Inc.(a)	418,400	4,225,840
Olympic Steel Inc.	124,781	2,866,220

		7,092,060
LEISURE TIME—1.04%
Arctic Cat Inc.(a)	172,187	1,568,624
Brunswick Corp.	1,233,320	15,330,168
Callaway Golf Co.(b)	892,800	5,392,512
Interval Leisure Group Inc.(a)	554,901	6,908,517
Multimedia Games Inc.(a)	378,641	1,703,884
Nautilus Inc.(a)	288,113	437,932
Polaris Industries Inc.(b)	460,850	25,171,627

		56,513,264
LODGING—0.08%
Marcus Corp.	289,295	2,736,731
Monarch Casino & Resort Inc.(a)	155,037	1,570,525

		4,307,256

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Index Fund

June 30, 2010

MACHINERY—1.48%
Albany International Corp. Class A	384,855	6,230,803
Applied Industrial Technologies Inc.	519,103	13,143,688
Astec Industries Inc.(a)	277,185	7,686,340
Briggs & Stratton Corp.	697,491	11,871,297
Cascade Corp.	127,984	4,557,510
Cognex Corp.	552,811	9,718,417
Gerber Scientific Inc.(a)	346,566	1,854,128
Intermec Inc.(a)	688,818	7,060,385
Intevac Inc.(a)	310,990	3,318,263
Lindsay Corp.(b)	174,054	5,515,771
Robbins & Myers Inc.	458,955	9,977,682

		80,934,284
MANUFACTURING—2.43%
A.O. Smith Corp.	319,192	15,381,862
Actuant Corp. Class A	946,255	17,817,982
AZZ Inc.	173,145	6,366,542
Barnes Group Inc.	605,716	9,927,685
Ceradyne Inc.(a)	354,493	7,575,515
CLARCOR Inc.	701,806	24,928,149
EnPro Industries Inc.(a)(b)	286,524	8,065,651
ESCO Technologies Inc.	368,529	9,489,622
Federal Signal Corp.	862,472	5,209,331
Griffon Corp.(a)	615,875	6,811,578
LSB Industries Inc.(a)	240,456	3,200,469
Lydall Inc.(a)	235,040	1,795,706
Myers Industries Inc.	391,058	3,163,659
Standex International Corp.	172,607	4,375,587
Sturm, Ruger & Co. Inc.(b)	264,550	3,791,002
Tredegar Corp.	291,985	4,765,195

		132,665,535
MEDIA—0.35%
DG FastChannel Inc.(a)	344,280	11,216,642
Dolan Co. (The)(a)	422,569	4,698,967
E.W. Scripps Co. (The) Class A(a)	416,948	3,097,924

		19,013,533
METAL FABRICATE & HARDWARE—0.70%
A.M. Castle & Co.(a)	231,701	3,218,327
CIRCOR International Inc.	237,888	6,085,175
Kaydon Corp.	465,963	15,311,544
Lawson Products Inc.	54,125	919,042
Mueller Industries Inc.	525,101	12,917,485

		38,451,573
MINING—0.57%
AMCOL International Corp.	349,412	8,211,182
Brush Engineered Materials Inc.(a)	282,658	5,647,507
Century Aluminum Co.(a)	800,642	7,069,669
RTI International Metals Inc.(a)	419,088	10,104,211

		31,032,569
MISCELLANEOUS — MANUFACTURING—0.11%
John Bean Technologies Corp.	390,282	5,951,801

		5,951,801

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Index Fund

June 30, 2010

OFFICE FURNISHINGS—0.15%
Interface Inc. Class A	786,983	8,452,197

		8,452,197
OIL & GAS—1.88%
Holly Corp.	607,715	16,153,065
Penn Virginia Corp.	633,283	12,735,321
Petroleum Development Corp.(a)	268,407	6,876,587
PetroQuest Energy Inc.(a)	734,571	4,965,700
Pioneer Drilling Co.(a)	756,282	4,288,119
Seahawk Drilling Inc.(a)	162,784	1,582,261
SM Energy Co.	875,136	35,145,462
Stone Energy Corp.(a)(b)	587,621	6,557,850
Swift Energy Co.(a)	526,910	14,179,148

		102,483,513
OIL & GAS SERVICES—2.91%
Basic Energy Services Inc.(a)	322,913	2,486,430
CARBO Ceramics Inc.	267,394	19,303,173
Dril-Quip Inc.(a)	421,526	18,555,575
Gulf Island Fabrication Inc.	197,465	3,064,657
Hornbeck Offshore Services Inc.(a)	323,760	4,726,896
ION Geophysical Corp.(a)	1,761,535	6,130,142
Lufkin Industries Inc.	416,960	16,257,270
Matrix Service Co.(a)	363,576	3,384,893
Oil States International Inc.(a)	697,292	27,598,817
SEACOR Holdings Inc.(a)	313,842	22,176,076
Superior Well Services Inc.(a)	257,981	4,313,442
Tetra Technologies Inc.(a)	1,054,537	9,575,196
World Fuel Services Corp.	826,595	21,441,874

		159,014,441
PHARMACEUTICALS—2.18%
Catalyst Health Solutions Inc.(a)	542,015	18,699,517
Cubist Pharmaceuticals Inc.(a)	813,609	16,760,345
Emergent BioSolutions Inc.(a)	233,126	3,809,279
Hi-Tech Pharmacal Co. Inc.(a)(b)	133,437	3,057,042
Mannatech Inc.(a)(b)	212,806	423,484
Neogen Corp.(a)	314,364	8,189,182
Par Pharmaceutical Companies Inc.(a)	488,523	12,682,057
PetMed Express Inc.(b)	320,906	5,712,127
PharMerica Corp.(a)	425,203	6,233,476
Salix Pharmaceuticals Ltd.(a)	792,369	30,926,162
ViroPharma Inc.(a)	1,084,270	12,154,667

		118,647,338
REAL ESTATE—0.17%
Forestar Group Inc.(a)	507,479	9,114,323

		9,114,323
REAL ESTATE INVESTMENT TRUSTS—7.22%
Acadia Realty Trust	559,073	9,403,608
BioMed Realty Trust Inc.	1,579,851	25,419,803
Cedar Shopping Centers Inc.	762,052	4,587,553
Colonial Properties Trust(b)	976,440	14,187,673
DiamondRock Hospitality Co.(a)	2,149,598	17,669,696
EastGroup Properties Inc.	375,352	13,355,024
Entertainment Properties Trust	646,852	24,625,656

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Index Fund

June 30, 2010

Extra Space Storage Inc.	1,214,895	16,887,041
Franklin Street Properties Corp.	943,729	11,145,439
Healthcare Realty Trust Inc.(b)	867,831	19,066,247
Home Properties Inc.(b)	505,624	22,788,474
Inland Real Estate Corp.	1,000,640	7,925,069
Kilroy Realty Corp.	727,662	21,633,391
Kite Realty Group Trust	883,200	3,691,776
LaSalle Hotel Properties(b)	971,320	19,980,052
Lexington Realty Trust(b)	1,565,654	9,409,581
LTC Properties Inc.(b)	331,594	8,047,786
Medical Properties Trust Inc.	1,549,503	14,627,308
Mid-America Apartment Communities Inc.(b)	418,626	21,546,680
National Retail Properties Inc.	1,159,298	24,855,349
Parkway Properties Inc.	298,892	4,354,856
Pennsylvania Real Estate Investment Trust(b)	685,910	8,381,820
Post Properties Inc.(b)	677,159	15,391,824
PS Business Parks Inc.(b)	252,523	14,085,733
Sovran Self Storage Inc.	384,266	13,230,278
Tanger Factory Outlet Centers Inc.	563,149	23,303,106
Urstadt Biddle Properties Inc. Class A(b)	276,512	4,460,139

		394,060,962
RETAIL—7.67%
Big 5 Sporting Goods Corp.	304,224	3,997,503
Biglari Holdings Inc.(a)	17,024	4,884,186
BJ’s Restaurants Inc.(a)	297,444	7,019,678
Brown Shoe Co. Inc.	604,816	9,181,107
Buckle Inc. (The)(b)	357,569	11,592,387
Buffalo Wild Wings Inc.(a)(b)	252,996	9,254,594
Cabela’s Inc.(a)(b)	565,978	8,002,929
California Pizza Kitchen Inc.(a)	342,966	5,195,935
Casey’s General Stores Inc.	708,513	24,727,104
Cash America International Inc.	411,607	14,105,772
Cato Corp. (The) Class A	412,338	9,079,683
CEC Entertainment Inc.(a)	306,172	10,795,625
Children’s Place Retail Stores Inc. (The)(a)(b)	386,336	17,006,511
Christopher & Banks Corp.	498,516	3,085,814
CKE Restaurants Inc.	769,684	9,644,140
Cracker Barrel Old Country Store Inc.	328,251	15,283,366
DineEquity Inc.(a)(b)	214,822	5,997,830
EZCORP Inc.(a)	684,991	12,706,583
Finish Line Inc. (The) Class A	757,471	10,551,571
First Cash Financial Services Inc.(a)	373,656	8,145,701
Fred’s Inc. Class A	548,077	6,061,732
Genesco Inc.(a)	334,906	8,811,377
Group 1 Automotive Inc.(a)(b)	341,951	8,046,107
Haverty Furniture Companies Inc.	262,808	3,229,910
Hibbett Sports Inc.(a)	402,182	9,636,281
Hot Topic Inc.(a)	620,849	3,153,913
HSN Inc.(a)	559,435	13,426,440
Jack in the Box Inc.(a)	766,790	14,914,065
Jo-Ann Stores Inc.(a)	380,500	14,272,555
Jos. A. Bank Clothiers Inc.(a)(b)	255,676	13,803,947
Landry’s Restaurants Inc.(a)(b)	113,482	2,775,770
Lithia Motors Inc. Class A(a)(b)	299,830	1,852,949
Lumber Liquidators Holdings Inc.(a)(b)	217,295	5,069,492
MarineMax Inc.(a)(b)	305,519	2,120,302
Men’s Wearhouse Inc. (The)	729,998	13,402,763
Movado Group Inc.(a)	248,060	2,649,281
O’Charley’s Inc.(a)	264,172	1,400,112
OfficeMax Inc.(a)	1,181,649	15,432,336
P.F. Chang’s China Bistro Inc.(a)(b)	322,639	12,792,636
Papa John’s International Inc.(a)	294,076	6,799,037

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Index Fund

June 30, 2010

Pep Boys - Manny, Moe & Jack (The)	647,849	5,739,942
Red Robin Gourmet Burgers Inc.(a)	218,146	3,743,385
Ruby Tuesday Inc.(a)	898,805	7,639,842
Ruth’s Hospitality Group Inc.(a)	396,685	1,658,143
School Specialty Inc.(a)	223,526	4,039,115
Sonic Automotive Inc.(a)	558,186	4,778,072
Sonic Corp.(a)	852,537	6,607,162
Stage Stores Inc.	534,894	5,712,668
Stein Mart Inc.(a)	369,501	2,301,991
Texas Roadhouse Inc.(a)	726,459	9,167,913
Tuesday Morning Corp.(a)	440,344	1,756,973
Zale Corp.(a)(b)	322,596	509,702
Zumiez Inc.(a)(b)	294,400	4,742,784

		418,306,716
SAVINGS & LOANS—0.21%
Brookline Bancorp Inc.	822,820	7,306,641
Dime Community Bancshares Inc.	356,742	4,398,629

		11,705,270
SEMICONDUCTORS—4.92%
Actel Corp.(a)	363,415	4,658,980
ATMI Inc.(a)	438,921	6,425,803
Brooks Automation Inc.(a)	905,854	7,002,251
Cabot Microelectronics Corp.(a)	329,307	11,390,729
Cohu Inc.	325,873	3,952,840
Cypress Semiconductor Corp.(a)	2,281,341	22,904,664
Diodes Inc.(a)	488,993	7,760,319
DSP Group Inc.(a)	318,194	2,033,260
Exar Corp.(a)	603,261	4,180,599
Hittite Microwave Corp.(a)	301,279	13,479,222
Kopin Corp.(a)	918,535	3,113,834
Kulicke and Soffa Industries Inc.(a)	977,462	6,861,783
Micrel Inc.	600,815	6,116,297
Microsemi Corp.(a)	1,156,449	16,918,849
MKS Instruments Inc.(a)	697,982	13,066,223
Pericom Semiconductor Corp.(a)	354,515	3,403,344
Rudolph Technologies Inc.(a)	436,258	3,293,748
Skyworks Solutions Inc.(a)	2,460,244	41,307,497
Standard Microsystems Corp.(a)	312,426	7,273,277
Supertex Inc.(a)	180,374	4,448,023
Tessera Technologies Inc.(a)	699,605	11,228,660
TriQuint Semiconductor Inc.(a)	2,162,420	13,212,386
Ultratech Inc.(a)	333,756	5,430,210
Varian Semiconductor Equipment Associates Inc.(a)	1,037,979	29,748,478
Veeco Instruments Inc.(a)(b)	564,138	19,338,651

		268,549,927
SOFTWARE—4.04%
Avid Technology Inc.(a)	402,760	5,127,135
Blackbaud Inc.	624,351	13,592,121
CommVault Systems Inc.(a)	601,448	13,532,580
Computer Programs and Systems Inc.	136,160	5,571,667
Concur Technologies Inc.(a)(b)	603,830	25,771,464
CSG Systems International Inc.(a)	474,567	8,698,813
Digi International Inc.(a)	346,898	2,868,847
Ebix Inc.(a)(b)	434,719	6,816,394
Eclipsys Corp.(a)	800,435	14,279,760
Epicor Software Corp.(a)	660,761	5,279,480
EPIQ Systems Inc.(a)	459,508	5,941,438
Interactive Intelligence Inc.(a)	179,257	2,945,193

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Index Fund

June 30, 2010

JDA Software Group Inc.(a)	511,057	11,233,033
MicroStrategy Inc. Class A(a)	126,420	9,492,878
Omnicell Inc.(a)	453,788	5,304,782
Phase Forward Inc.(a)	609,584	10,167,861
Phoenix Technologies Ltd.(a)	491,361	1,420,033
Progress Software Corp.(a)	587,520	17,643,226
Quality Systems Inc.(b)	265,600	15,402,144
Smith Micro Software Inc.(a)	421,704	4,010,405
SYNNEX Corp.(a)	294,897	7,555,261
Take-Two Interactive Software Inc.(a)	1,178,143	10,603,287
Taleo Corp. Class A(a)	540,314	13,124,227
THQ Inc.(a)	935,121	4,039,723

		220,421,752
STORAGE & WAREHOUSING—0.15%
Mobile Mini Inc.(a)	506,966	8,253,406

		8,253,406
TELECOMMUNICATIONS—2.76%
ADPT Corp.(a)	1,678,830	4,851,819
Anixter International Inc.(a)	394,093	16,788,362
Applied Signal Technology Inc.	184,348	3,622,438
ARRIS Group Inc.(a)	1,766,666	18,002,327
Black Box Corp.	244,599	6,821,866
Cbeyond Inc.(a)	378,857	4,735,713
Comtech Telecommunications Corp.(a)	394,460	11,806,188
EMS Technologies Inc.(a)	211,701	3,179,749
General Communication Inc. Class A(a)	621,406	4,716,472
Harmonic Inc.(a)	1,351,562	7,352,497
NETGEAR Inc.(a)	490,574	8,751,840
Network Equipment Technologies Inc.(a)(b)	412,938	1,441,154
Neutral Tandem Inc.(a)	461,427	5,191,054
Newport Corp.(a)	511,400	4,633,284
Novatel Wireless Inc.(a)(b)	436,241	2,504,023
NTELOS Holdings Corp.	417,352	7,178,454
Symmetricom Inc.(a)	602,849	3,068,501
Tekelec(a)	951,893	12,603,063
Tollgrade Communications Inc.(a)	175,261	1,104,144
USA Mobility Inc.(a)	306,319	3,957,641
ViaSat Inc.(a)(b)	555,717	18,094,146

		150,404,735
TEXTILES—0.26%
G&K Services Inc. Class A	258,944	5,347,194
UniFirst Corp.	200,303	8,817,338

		14,164,532
TOYS, GAMES & HOBBIES—0.19%
JAKKS Pacific Inc.(a)	389,636	5,602,966
RC2 Corp.(a)	299,919	4,831,695

		10,434,661
TRANSPORTATION—1.65%
Arkansas Best Corp.	352,699	7,318,504
Bristow Group Inc.(a)	500,722	14,721,227
Forward Air Corp.	403,797	11,003,468
Heartland Express Inc.	732,938	10,642,260
Hub Group Inc. Class A(a)	529,365	15,886,244
Knight Transportation Inc.	814,227	16,479,955
Old Dominion Freight Line Inc.(a)	389,617	13,691,141

		89,742,799

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Index Fund

June 30, 2010

WATER—0.16%
American States Water Co.	258,776	8,575,837

		8,575,837

TOTAL COMMON STOCKS
(Cost: $6,643,509,831)		5,449,059,293

RIGHTS—0.00%

BANKS—0.00%
Hanmi Financial Corp.(a)(b)(c)	720,702	43,242

		43,242

TOTAL RIGHTS
(Cost: $0)		43,242

SHORT-TERM INVESTMENTS—7.88%

MONEY MARKET FUNDS—7.88%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(d)(e)(f)	342,237,446	342,237,446
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(d)(e)(f)	82,264,813	82,264,813
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	5,419,847	5,419,847

		429,922,106

TOTAL SHORT-TERM INVESTMENTS
(Cost: $429,922,106)		429,922,106

TOTAL INVESTMENTS IN SECURITIES—107.77%
(Cost: $7,073,431,937)		5,879,024,641
Other Assets, Less Liabilities—(7.77)%		(423,655,912)

NET ASSETS—100.00%		$5,455,368,729

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P SmallCap 600 Growth Index Fund

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.93%

ADVERTISING—0.20%
inVentiv Health Inc.(a)	117,986	$3,020,442

		3,020,442
AEROSPACE & DEFENSE—1.43%
AeroVironment Inc.(a)(b)	113,057	2,456,729
Curtiss-Wright Corp.	159,659	4,636,497
GenCorp Inc.(a)(b)	385,187	1,687,119
Orbital Sciences Corp.(a)	178,782	2,819,392
Teledyne Technologies Inc.(a)	123,361	4,759,268
Triumph Group Inc.	73,243	4,880,181

		21,239,186
AGRICULTURE—0.31%
Andersons Inc. (The)	139,251	4,538,190

		4,538,190
AIRLINES—0.33%
Allegiant Travel Co.(a)	114,562	4,890,652

		4,890,652
APPAREL—4.55%
Carter’s Inc.(a)	260,753	6,844,766
Crocs Inc.(a)	649,284	6,869,425
Deckers Outdoor Corp.(a)	97,603	13,944,541
Gymboree Corp.(a)(b)	223,715	9,554,868
Iconix Brand Group Inc.(a)	546,291	7,850,202
Maidenform Brands Inc.(a)	104,513	2,127,885
Oxford Industries Inc.	57,578	1,205,107
SKECHERS U.S.A. Inc. Class A(a)	173,051	6,319,822
True Religion Apparel Inc.(a)(b)	192,296	4,243,973
Volcom Inc.(a)	125,437	2,329,365
Wolverine World Wide Inc.	243,952	6,152,469

		67,442,423
AUTO PARTS & EQUIPMENT—0.12%
ATC Technology Corp.(a)	73,438	1,183,821
Spartan Motors Inc.	128,205	538,461

		1,722,282
BANKS—2.41%
Bank of the Ozarks Inc.	58,196	2,064,212
City Holding Co.	46,866	1,306,624
First Financial Bancorp	165,670	2,476,767
First Financial Bankshares Inc.	86,778	4,173,154
Hancock Holding Co.	116,041	3,871,128
Home Bancshares Inc.	65,429	1,492,435
NBT Bancorp Inc.	106,928	2,183,470
Signature Bank(a)	309,489	11,763,677
Tompkins Financial Corp.	27,161	1,025,328
TrustCo Bank Corp. NY	210,665	1,179,724
UMB Financial Corp.	120,108	4,271,040

		35,807,559

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Growth Index Fund

June 30, 2010

BEVERAGES—0.61%
Boston Beer Co. Inc. Class A(a)	75,275	5,077,299
Peet’s Coffee & Tea Inc.(a)	100,731	3,955,706

		9,033,005
BIOTECHNOLOGY—1.70%
ArQule Inc.(a)	99,273	426,874
CryoLife Inc.(a)	90,625	488,469
Enzo Biochem Inc.(a)	254,493	1,035,786
Integra LifeSciences Holdings Corp.(a)	158,036	5,847,332
Regeneron Pharmaceuticals Inc.(a)	489,728	10,930,729
Savient Pharmaceuticals Inc.(a)	510,890	6,437,214

		25,166,404
BUILDING MATERIALS—0.53%
AAON Inc.	94,646	2,206,198
Eagle Materials Inc.	142,800	3,702,804
Quanex Building Products Corp.	111,739	1,931,968

		7,840,970
CHEMICALS—0.94%
Balchem Corp.	213,349	5,333,725
H.B. Fuller Co.	133,390	2,533,076
PolyOne Corp.(a)	336,935	2,836,993
Stepan Co.	32,661	2,234,992
Zep Inc.	60,438	1,054,039

		13,992,825
COMMERCIAL SERVICES—7.37%
Administaff Inc.	89,678	2,166,620
American Public Education Inc.(a)	66,766	2,917,674
Arbitron Inc.	201,437	5,162,830
Capella Education Co.(a)	110,416	8,982,342
Chemed Corp.	101,961	5,571,149
Coinstar Inc.(a)(b)	240,031	10,314,132
Consolidated Graphics Inc.(a)	48,480	2,096,275
CorVel Corp.(a)	53,981	1,824,018
Exponent Inc.(a)	104,886	3,431,870
Forrester Research Inc.(a)	112,591	3,407,004
Healthcare Services Group Inc.	195,471	3,704,175
Heidrick & Struggles International Inc.	132,200	3,016,804
Hillenbrand Inc.	212,060	4,535,963
HMS Holdings Corp.(a)	205,484	11,141,343
Landauer Inc.	37,661	2,292,802
MAXIMUS Inc.	132,174	7,648,909
Medifast Inc.(a)	101,387	2,626,937
Midas Inc.(a)	41,370	317,308
Monro Muffler Brake Inc.	150,209	5,937,762
On Assignment Inc.(a)	142,008	714,300
PAREXEL International Corp.(a)	287,107	6,224,480
Pre-Paid Legal Services Inc.(a)(b)	31,334	1,425,384
StarTek Inc.(a)	49,084	191,428
TeleTech Holdings Inc.(a)	241,988	3,119,225
Universal Technical Institute Inc.(a)	77,643	1,835,481
Wright Express Corp.(a)	293,560	8,718,732

		109,324,947

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Growth Index Fund

June 30, 2010

COMPUTERS—2.65%
Compellent Technologies Inc.(a)	172,971	2,096,408
Integral Systems Inc.(a)	62,129	394,519
Manhattan Associates Inc.(a)	171,839	4,734,164
Mercury Computer Systems Inc.(a)	179,185	2,101,840
MTS Systems Corp.	49,482	1,434,978
NCI Inc. Class A(a)	23,506	530,765
NetScout Systems Inc.(a)	265,908	3,781,212
Radiant Systems Inc.(a)	213,358	3,085,157
RadiSys Corp.(a)	78,351	745,902
Sigma Designs Inc.(a)(b)	204,056	2,042,601
Stratasys Inc.(a)	155,228	3,812,400
Sykes Enterprises Inc.(a)	304,838	4,337,845
Synaptics Inc.(a)(b)	256,357	7,049,817
Tyler Technologies Inc.(a)	209,311	3,248,507

		39,396,115
DISTRIBUTION & WHOLESALE—0.58%
MWI Veterinary Supply Inc.(a)	56,678	2,848,636
Watsco Inc.	100,536	5,823,045

		8,671,681
DIVERSIFIED FINANCIAL SERVICES—2.44%
Investment Technology Group Inc.(a)	211,063	3,389,672
optionsXpress Holdings Inc.(a)	321,419	5,059,135
Piper Jaffray Companies(a)	40,836	1,315,736
Portfolio Recovery Associates Inc.(a)(b)	128,420	8,575,888
Stifel Financial Corp.(a)	268,849	11,665,358
TradeStation Group Inc.(a)	248,136	1,674,918
World Acceptance Corp.(a)(b)	119,310	4,570,766

		36,251,473
ELECTRIC—0.33%
El Paso Electric Co.(a)	155,662	3,012,060
NorthWestern Corp.	73,560	1,927,272

		4,939,332
ELECTRICAL COMPONENTS & EQUIPMENT—0.91%
Advanced Energy Industries Inc.(a)	93,500	1,149,115
Belden Inc.	169,845	3,736,590
Greatbatch Inc.(a)	114,251	2,548,940
Littelfuse Inc.(a)	112,796	3,565,481
Powell Industries Inc.(a)	51,517	1,408,475
Vicor Corp.(a)	87,116	1,088,079

		13,496,680
ELECTRONICS—4.22%
American Science and Engineering Inc.	36,773	2,802,470
Analogic Corp.	40,038	1,822,129
Badger Meter Inc.	64,635	2,500,728
Brady Corp. Class A	198,675	4,950,981
Cogent Inc.(a)	109,277	984,586
Cubic Corp.	58,680	2,134,779
Cymer Inc.(a)	227,697	6,840,018
Daktronics Inc.	160,229	1,201,718
Dionex Corp.(a)	133,354	9,929,539
FARO Technologies Inc.(a)	122,113	2,284,734
FEI Co.(a)	184,021	3,627,054

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Growth Index Fund

June 30, 2010

II-VI Inc.(a)	195,665	5,797,554
Keithley Instruments Inc.	46,846	413,650
Methode Electronics Inc.	95,488	930,053
OSI Systems Inc.(a)	71,894	1,996,496
Park Electrochemical Corp.	65,479	1,598,342
Plexus Corp.(a)	186,316	4,982,090
Sonic Solutions Inc.(a)(b)	136,049	1,136,009
TTM Technologies Inc.(a)	327,080	3,107,260
Watts Water Technologies Inc. Class A	124,685	3,573,472

		62,613,662
ENGINEERING & CONSTRUCTION—0.31%
Stanley Inc.(a)	121,328	4,535,241

		4,535,241
ENTERTAINMENT—0.33%
Pinnacle Entertainment Inc.(a)	174,104	1,647,024
Shuffle Master Inc.(a)	405,512	3,248,151

		4,895,175
ENVIRONMENTAL CONTROL—1.15%
Calgon Carbon Corp.(a)	244,529	3,237,564
Darling International Inc.(a)	623,936	4,685,759
Tetra Tech Inc.(a)	467,054	9,158,929

		17,082,252
FOOD—2.15%
Cal-Maine Foods Inc.(b)	95,564	3,051,359
Calavo Growers Inc.	89,318	1,604,151
Diamond Foods Inc.	77,579	3,188,497
J&J Snack Foods Corp.	54,773	2,305,943
Lance Inc.	131,785	2,173,135
Sanderson Farms Inc.	147,878	7,503,330
TreeHouse Foods Inc.(a)	263,128	12,014,424

		31,840,839
FOREST PRODUCTS & PAPER—0.66%
Buckeye Technologies Inc.(a)	151,468	1,507,107
Deltic Timber Corp.	31,015	1,296,427
Schweitzer-Mauduit International Inc.	138,963	7,010,683

		9,814,217
GAS—0.22%
Northwest Natural Gas Co.	76,395	3,328,530

		3,328,530
HAND & MACHINE TOOLS—0.78%
Baldor Electric Co.	318,896	11,505,768

		11,505,768
HEALTH CARE - PRODUCTS—5.28%
Abaxis Inc.(a)	167,111	3,581,189
Align Technology Inc.(a)	492,538	7,324,040
American Medical Systems Holdings Inc.(a)	570,445	12,618,243
Cantel Medical Corp.	98,537	1,645,568
Cooper Companies Inc. (The)(b)	352,467	14,024,662
Cyberonics Inc.(a)	180,826	4,281,960

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Growth Index Fund

June 30, 2010

Haemonetics Corp.(a)	115,917	6,203,878
ICU Medical Inc.(a)	46,754	1,504,076
Kensey Nash Corp.(a)	73,930	1,752,880
Meridian Bioscience Inc.	172,196	2,927,332
Merit Medical Systems Inc.(a)	125,862	2,022,602
Natus Medical Inc.(a)	215,554	3,511,375
PSS World Medical Inc.(a)	220,650	4,666,748
SurModics Inc.(a)(b)	131,789	2,162,657
West Pharmaceutical Services Inc.	158,568	5,786,146
Zoll Medical Corp.(a)	162,221	4,396,189

		78,409,545
HEALTH CARE - SERVICES—2.85%
Air Methods Corp.(a)	83,010	2,469,547
Almost Family Inc.(a)	61,162	2,136,389
Amedisys Inc.(a)(b)	216,140	9,503,676
AmSurg Corp.(a)	119,352	2,126,853
Bio-Reference Laboratories Inc.(a)	180,898	4,010,509
Genoptix Inc.(a)	132,573	2,280,255
Healthways Inc.(a)	258,125	3,076,850
IPC The Hospitalist Co. Inc.(a)	103,159	2,589,291
LHC Group Inc.(a)	116,589	3,235,345
Odyssey Healthcare Inc.(a)	254,003	6,786,960
RehabCare Group Inc.(a)	187,898	4,092,418

		42,308,093
HOME BUILDERS—0.07%
Winnebago Industries Inc.(a)(b)	104,806	1,041,772

		1,041,772
HOME FURNISHINGS—0.50%
DTS Inc.(a)	131,601	4,325,725
La-Z-Boy Inc.(a)	187,998	1,396,825
Universal Electronics Inc.(a)	103,345	1,718,627

		7,441,177
HOUSEHOLD PRODUCTS & WARES—0.17%
Kid Brands Inc.(a)	68,151	479,101
WD-40 Co.	60,250	2,012,350

		2,491,451
HOUSEWARES—0.63%
National Presto Industries Inc.	36,353	3,375,739
Toro Co. (The)	120,483	5,918,125

		9,293,864
INSURANCE—1.23%
Delphi Financial Group Inc. Class A	191,085	4,664,385
eHealth Inc.(a)	178,035	2,024,258
Navigators Group Inc. (The)(a)	39,312	1,616,903
RLI Corp.	49,754	2,612,582
Tower Group Inc.	340,187	7,324,226

		18,242,354
INTERNET—4.12%
Blue Coat Systems Inc.(a)	322,584	6,590,391
Blue Nile Inc.(a)(b)	109,774	5,168,160
comScore Inc.(a)	187,725	3,091,831

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Growth Index Fund

June 30, 2010

CyberSource Corp.(a)	533,983	13,632,586
DealerTrack Holdings Inc.(a)	305,020	5,017,579
eResearchTechnology Inc.(a)	321,320	2,532,001
j2 Global Communications Inc.(a)	341,889	7,466,856
Knot Inc. (The)(a)	227,967	1,773,583
NutriSystem Inc.(b)	237,468	5,447,516
Perficient Inc.(a)	232,230	2,069,169
Stamps.com Inc.(a)	79,604	815,941
United Online Inc.	232,185	1,337,386
Websense Inc.(a)	326,951	6,179,374

		61,122,373
LEISURE TIME—1.21%
Interval Leisure Group Inc.(a)	301,313	3,751,347
Multimedia Games Inc.(a)	122,309	550,391
Polaris Industries Inc.(b)	250,633	13,689,574

		17,991,312
MACHINERY—0.42%
Cognex Corp.	165,133	2,903,038
Intevac Inc.(a)	168,590	1,798,855
Lindsay Corp.(b)	49,253	1,560,828

		6,262,721
MANUFACTURING—1.34%
A.O. Smith Corp.	91,895	4,428,420
AZZ Inc.	94,011	3,456,785
CLARCOR Inc.	179,391	6,371,968
ESCO Technologies Inc.	106,078	2,731,509
LSB Industries Inc.(a)	57,175	760,999
Sturm, Ruger & Co. Inc.(b)	144,758	2,074,382

		19,824,063
MEDIA—0.44%
DG FastChannel Inc.(a)	123,418	4,020,958
Dolan Co. (The)(a)	229,375	2,550,650

		6,571,608
METAL FABRICATE & HARDWARE—0.44%
CIRCOR International Inc.	56,835	1,453,839
Kaydon Corp.	154,403	5,073,683

		6,527,522
MINING—0.62%
AMCOL International Corp.	189,757	4,459,289
Brush Engineered Materials Inc.(a)	79,805	1,594,504
RTI International Metals Inc.(a)	132,018	3,182,954

		9,236,747
MISCELLANEOUS — MANUFACTURING—0.14%
John Bean Technologies Corp.	132,227	2,016,462

		2,016,462
OIL & GAS—2.02%
Holly Corp.	174,965	4,650,570
PetroQuest Energy Inc.(a)	205,598	1,389,842
SM Energy Co.	475,928	19,113,269
Stone Energy Corp.(a)	134,058	1,496,087
Swift Energy Co.(a)	123,077	3,312,002

		29,961,770

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Growth Index Fund

June 30, 2010

OIL & GAS SERVICES—4.41%
CARBO Ceramics Inc.	145,257	10,486,103
Dril-Quip Inc.(a)	228,989	10,080,096
Gulf Island Fabrication Inc.	108,700	1,687,024
Hornbeck Offshore Services Inc.(a)	175,737	2,565,760
ION Geophysical Corp.(a)	583,499	2,030,577
Lufkin Industries Inc.	226,500	8,831,235
Oil States International Inc.(a)	379,219	15,009,488
SEACOR Holdings Inc.(a)	102,413	7,236,503
Superior Well Services Inc.(a)(b)	140,302	2,345,849
Tetra Technologies Inc.(a)	572,729	5,200,379

		65,473,014
PHARMACEUTICALS—3.58%
Catalyst Health Solutions Inc.(a)	294,440	10,158,180
Cubist Pharmaceuticals Inc.(a)	441,966	9,104,499
Emergent BioSolutions Inc.(a)	55,638	909,125
Hi-Tech Pharmacal Co. Inc.(a)	73,263	1,678,455
Neogen Corp.(a)	170,712	4,447,048
Par Pharmaceutical Companies Inc.(a)	265,348	6,888,434
PetMed Express Inc.(b)	174,210	3,100,938
Salix Pharmaceuticals Ltd.(a)	430,923	16,818,925

		53,105,604
REAL ESTATE—0.33%
Forestar Group Inc.(a)	275,596	4,949,704

		4,949,704
REAL ESTATE INVESTMENT TRUSTS—6.59%
Acadia Realty Trust	303,627	5,107,006
BioMed Realty Trust Inc.	395,238	6,359,379
DiamondRock Hospitality Co.(a)	1,167,742	9,598,839
EastGroup Properties Inc.	114,175	4,062,347
Entertainment Properties Trust	182,934	6,964,297
Extra Space Storage Inc.	250,787	3,485,939
Healthcare Realty Trust Inc.(b)	188,577	4,143,037
Home Properties Inc.	145,744	6,568,682
Kilroy Realty Corp.	182,046	5,412,228
LaSalle Hotel Properties(b)	332,812	6,845,943
LTC Properties Inc.(b)	86,488	2,099,064
Medical Properties Trust Inc.	841,667	7,945,337
Mid-America Apartment Communities Inc.(b)	120,760	6,215,517
National Retail Properties Inc.(b)	334,161	7,164,412
PS Business Parks Inc.(b)	79,558	4,437,745
Sovran Self Storage Inc.	96,015	3,305,796
Tanger Factory Outlet Centers Inc.	171,514	7,097,249
Urstadt Biddle Properties Inc. Class A(b)	61,262	988,156

		97,800,973
RETAIL—7.76%
Big 5 Sporting Goods Corp.	164,813	2,165,643
Biglari Holdings Inc.(a)	5,353	1,535,776
BJ’s Restaurants Inc.(a)	161,510	3,811,636
Buckle Inc. (The)(b)	194,212	6,296,353
Buffalo Wild Wings Inc.(a)	137,397	5,025,982

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Growth Index Fund

June 30, 2010

California Pizza Kitchen Inc.(a)	185,873	2,815,976
Cash America International Inc.	223,580	7,662,087
Cato Corp. (The) Class A	94,053	2,071,047
CEC Entertainment Inc.(a)	166,291	5,863,421
Cracker Barrel Old Country Store Inc.	178,308	8,302,021
DineEquity Inc.(a)(b)	72,318	2,019,119
EZCORP Inc.(a)	215,799	4,003,071
First Cash Financial Services Inc.(a)	202,908	4,423,394
Genesco Inc.(a)	98,218	2,584,116
Hibbett Sports Inc.(a)	218,427	5,233,511
HSN Inc.(a)	303,868	7,292,832
Jo-Ann Stores Inc.(a)	136,415	5,116,927
Jos. A. Bank Clothiers Inc.(a)	138,879	7,498,077
Lumber Liquidators Holdings Inc.(a)(b)	117,962	2,752,053
Men’s Wearhouse Inc. (The)	214,125	3,931,335
OfficeMax Inc.(a)	224,671	2,934,203
P.F. Chang’s China Bistro Inc.(a)(b)	175,251	6,948,702
Papa John’s International Inc.(a)	95,836	2,215,728
Sonic Automotive Inc.(a)	106,960	915,578
Sonic Corp.(a)	462,907	3,587,529
Stein Mart Inc.(a)	103,056	642,039
Texas Roadhouse Inc.(a)	394,536	4,979,044
Zumiez Inc.(a)(b)	159,658	2,572,090

		115,199,290
SAVINGS & LOANS—0.17%
Brookline Bancorp Inc.	183,195	1,626,772
Dime Community Bancshares Inc.	71,313	879,289

		2,506,061
SEMICONDUCTORS—6.95%
Actel Corp.(a)	85,952	1,101,905
ATMI Inc.(a)	133,461	1,953,869
Brooks Automation Inc.(a)	231,186	1,787,068
Cabot Microelectronics Corp.(a)	75,124	2,598,539
Cypress Semiconductor Corp.(a)	1,240,724	12,456,869
Diodes Inc.(a)	265,540	4,214,120
DSP Group Inc.(a)	79,781	509,801
Exar Corp.(a)	161,979	1,122,514
Hittite Microwave Corp.(a)	163,648	7,321,611
Kopin Corp.(a)	504,070	1,708,797
Kulicke and Soffa Industries Inc.(a)	249,430	1,750,999
Micrel Inc.	165,638	1,686,195
Microsemi Corp.(a)	257,568	3,768,220
Pericom Semiconductor Corp.(a)	192,297	1,846,051
Rudolph Technologies Inc.(a)	114,438	864,007
Skyworks Solutions Inc.(a)	1,337,945	22,464,096
Standard Microsystems Corp.(a)	64,147	1,493,342
Supertex Inc.(a)	44,704	1,102,401
Tessera Technologies Inc.(a)	379,987	6,098,791
TriQuint Semiconductor Inc.(a)	1,174,573	7,176,641
Ultratech Inc.(a)	83,807	1,363,540
Varian Semiconductor Equipment Associates Inc.(a)	287,894	8,251,042
Veeco Instruments Inc.(a)(b)	306,818	10,517,721

		103,158,139
SOFTWARE—6.53%
Blackbaud Inc.	339,127	7,382,795
CommVault Systems Inc.(a)	326,685	7,350,413
Computer Programs and Systems Inc.	73,910	3,024,397
Concur Technologies Inc.(a)	328,393	14,015,813

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Growth Index Fund

June 30, 2010

CSG Systems International Inc.(a)	257,721	4,724,026
Ebix Inc.(a)(b)	236,014	3,700,700
Eclipsys Corp.(a)	434,785	7,756,564
Epicor Software Corp.(a)	358,302	2,862,833
EPIQ Systems Inc.(a)	167,143	2,161,159
Interactive Intelligence Inc.(a)	98,132	1,612,309
JDA Software Group Inc.(a)	277,574	6,101,077
MicroStrategy Inc. Class A(a)	68,658	5,155,529
Omnicell Inc.(a)	162,329	1,897,626
Phase Forward Inc.(a)	331,061	5,522,097
Phoenix Technologies Ltd.(a)	136,230	393,705
Progress Software Corp.(a)	159,579	4,792,157
Quality Systems Inc.(b)	144,271	8,366,275
Smith Micro Software Inc.(a)	230,892	2,195,783
Taleo Corp. Class A(a)	293,485	7,128,751
THQ Inc.(a)	165,495	714,938

		96,858,947
STORAGE & WAREHOUSING—0.21%
Mobile Mini Inc.(a)	187,207	3,047,730

		3,047,730
TELECOMMUNICATIONS—2.79%
Anixter International Inc.(a)	111,323	4,742,360
Applied Signal Technology Inc.	50,048	983,443
ARRIS Group Inc.(a)	479,860	4,889,773
Cbeyond Inc.(a)	205,659	2,570,737
NETGEAR Inc.(a)	266,424	4,753,004
Network Equipment Technologies Inc.(a)	102,224	356,762
Neutral Tandem Inc.(a)	250,035	2,812,894
Newport Corp.(a)	102,988	933,071
Novatel Wireless Inc.(a)	237,903	1,365,563
NTELOS Holdings Corp.	226,618	3,897,830
Symmetricom Inc.(a)	122,141	621,698
Tekelec(a)	222,329	2,943,636
USA Mobility Inc.(a)	59,823	772,913
ViaSat Inc.(a)	301,884	9,829,343

		41,473,027
TEXTILES—0.19%
UniFirst Corp.	63,088	2,777,134

		2,777,134
TOYS, GAMES & HOBBIES—0.08%
RC2 Corp.(a)	70,620	1,137,688

		1,137,688
TRANSPORTATION—1.48%
Forward Air Corp.	219,312	5,976,252
Heartland Express Inc.	207,001	3,005,654
Hub Group Inc. Class A(a)	126,528	3,797,105
Knight Transportation Inc.	260,961	5,281,851
Old Dominion Freight Line Inc.(a)	110,048	3,867,087

		21,927,949

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Growth Index Fund

June 30, 2010

WATER—0.15%
American States Water Co.	68,862	2,282,087

		2,282,087

TOTAL COMMON STOCKS
(Cost: $1,505,727,068)		1,482,830,031

SHORT-TERM INVESTMENTS—8.53%

MONEY MARKET FUNDS—8.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	100,642,751	100,642,751
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(d)(e)	24,191,851	24,191,851
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	1,710,124	1,710,124

		126,544,726

TOTAL SHORT-TERM INVESTMENTS
(Cost: $126,544,726)		126,544,726

TOTAL INVESTMENTS IN SECURITIES—108.46%
(Cost: $1,632,271,794)		1,609,374,757
Other Assets, Less Liabilities—(8.46)%		(125,474,471)

NET ASSETS—100.00%		$1,483,900,286

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P SmallCap 600 Value Index Fund

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.89%

ADVERTISING—0.24%
inVentiv Health Inc.(a)	153,121	$3,919,898

		3,919,898
AEROSPACE & DEFENSE—3.38%
AAR Corp.(a)	326,369	5,463,417
Curtiss-Wright Corp.	207,102	6,014,242
Esterline Technologies Corp.(a)	250,568	11,889,452
Kaman Corp.	216,843	4,796,567
Moog Inc. Class A(a)	378,637	12,203,470
Orbital Sciences Corp.(a)	284,367	4,484,468
Teledyne Technologies Inc.(a)	166,600	6,427,428
Triumph Group Inc.	58,626	3,906,250

		55,185,294
AGRICULTURE—0.16%
Alliance One International Inc.(a)(b)	745,687	2,654,646

		2,654,646
AIRLINES—0.35%
SkyWest Inc.	467,787	5,716,357

		5,716,357
APPAREL—1.63%
Carter’s Inc.(a)	208,671	5,477,614
K-Swiss Inc. Class A(a)	226,638	2,545,145
Liz Claiborne Inc.(a)(b)	790,676	3,336,653
Maidenform Brands Inc.(a)	70,235	1,429,985
Oxford Industries Inc.	51,840	1,085,011
Perry Ellis International Inc.(a)	86,225	1,741,745
Quiksilver Inc.(a)	1,078,018	3,988,666
SKECHERS U.S.A. Inc. Class A(a)	94,230	3,441,279
Wolverine World Wide Inc.	145,223	3,662,524

		26,708,622
AUTO PARTS & EQUIPMENT—0.36%
ATC Technology Corp.(a)	87,353	1,408,131
Spartan Motors Inc.	135,406	568,705
Standard Motor Products Inc.	156,813	1,265,481
Superior Industries International Inc.	194,196	2,609,994

		5,852,311
BANKS—10.86%
Bank Mutual Corp.	380,818	2,163,046
Bank of the Ozarks Inc.	44,605	1,582,139
Boston Private Financial Holdings Inc.	613,581	3,945,326
City Holding Co.	80,678	2,249,303
Columbia Banking System Inc.	328,636	6,000,893
Community Bank System Inc.	277,032	6,103,015
East West Bancorp Inc.	1,235,328	18,838,752
First BanCorp (Puerto Rico)(a)(b)	633,752	335,889
First Commonwealth Financial Corp.	642,097	3,371,009

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Value Index Fund

June 30, 2010

First Financial Bancorp	233,120	3,485,144
First Financial Bankshares Inc.	78,501	3,775,113
First Midwest Bancorp Inc.	617,562	7,509,554
Glacier Bancorp Inc.(b)	599,910	8,800,680
Hancock Holding Co.	109,288	3,645,848
Hanmi Financial Corp.(a)(b)	424,945	535,431
Home Bancshares Inc.	107,493	2,451,915
Independent Bank Corp. (Massachusetts)	177,185	4,372,926
Nara Bancorp Inc.(a)	279,917	2,359,700
National Penn Bancshares Inc.	1,053,811	6,333,404
NBT Bancorp Inc.	170,121	3,473,871
Old National Bancorp	726,926	7,530,953
Pinnacle Financial Partners Inc.(a)(b)	279,138	3,586,923
PrivateBancorp Inc.(b)	489,940	5,428,535
S&T Bancorp Inc.(b)	201,297	3,977,629
Simmons First National Corp. Class A	129,474	3,399,987
South Financial Group Inc. (The)(b)	1,795,384	489,242
Sterling Bancorp	223,349	2,010,141
Sterling Bancshares Inc.	852,209	4,013,904
Susquehanna Bancshares Inc.	1,081,621	9,009,903
Tompkins Financial Corp.	35,224	1,329,706
TrustCo Bank Corp. NY	411,899	2,306,634
UMB Financial Corp.	117,739	4,186,799
Umpqua Holdings Corp.	955,631	10,970,644
United Bankshares Inc.(b)	319,375	7,645,837
United Community Banks Inc.(a)(b)	695,069	2,745,523
Whitney Holding Corp.	804,481	7,441,449
Wilshire Bancorp Inc.	162,430	1,421,263
Wintrust Financial Corp.	259,246	8,643,262

		177,471,292
BIOTECHNOLOGY—0.53%
ArQule Inc.(a)	124,003	533,213
Cambrex Corp.(a)	244,096	768,902
CryoLife Inc.(a)	142,687	769,083
Martek Biosciences Corp.(a)(b)	278,542	6,604,231

		8,675,429
BUILDING MATERIALS—2.35%
Apogee Enterprises Inc.	234,096	2,535,260
Comfort Systems USA Inc.	318,139	3,073,223
Drew Industries Inc.(a)	158,337	3,198,407
Eagle Materials Inc.	209,199	5,424,530
NCI Building Systems Inc.(a)(b)	151,987	1,272,131
Quanex Building Products Corp.	193,230	3,340,947
Simpson Manufacturing Co. Inc.	321,318	7,888,357
Texas Industries Inc.	232,206	6,859,365
Universal Forest Products Inc.	161,934	4,908,219

		38,500,439
CHEMICALS—2.11%
A. Schulman Inc.	263,384	4,993,761
American Vanguard Corp.	174,573	1,384,364
Arch Chemicals Inc.	210,011	6,455,738
H.B. Fuller Co.	261,920	4,973,861
OM Group Inc.(a)	258,111	6,158,529
Penford Corp.(a)	96,288	623,946
PolyOne Corp.(a)	403,517	3,397,613
Quaker Chemical Corp.	93,357	2,529,041
Stepan Co.	28,214	1,930,684
Zep Inc.	113,805	1,984,759

		34,432,296

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Value Index Fund

June 30, 2010

COMMERCIAL SERVICES—5.96%
ABM Industries Inc.	390,651	8,184,138
Administaff Inc.	91,644	2,214,119
American Public Education Inc.(a)	79,968	3,494,602
AMN Healthcare Services Inc.(a)	272,649	2,039,415
Bowne & Co. Inc.	335,533	3,764,680
CDI Corp.	106,365	1,651,848
Chemed Corp.	78,324	4,279,623
Consolidated Graphics Inc.(a)	40,341	1,744,345
Cross Country Healthcare Inc.(a)	260,000	2,337,400
GEO Group Inc. (The)(a)	410,389	8,515,572
Healthcare Services Group Inc.	150,231	2,846,877
HealthSpring Inc.(a)	411,860	6,387,949
Heartland Payment Systems Inc.	316,443	4,696,014
Hillenbrand Inc.	286,408	6,126,267
Kelly Services Inc. Class A(a)	222,488	3,308,397
Kendle International Inc.(a)	124,463	1,433,814
Landauer Inc.	36,985	2,251,647
Live Nation Entertainment Inc.(a)	1,197,440	12,513,248
Midas Inc.(a)	73,417	563,108
On Assignment Inc.(a)	148,135	745,119
PAREXEL International Corp.(a)	170,912	3,705,372
Pre-Paid Legal Services Inc.(a)(b)	21,281	968,073
Rewards Network Inc.(b)	73,934	1,010,678
SFN Group Inc.(a)	434,630	2,373,080
StarTek Inc.(a)	46,095	179,770
TrueBlue Inc.(a)	368,730	4,126,089
Universal Technical Institute Inc.(a)	85,574	2,022,969
Viad Corp.	171,909	3,034,194
Volt Information Sciences Inc.(a)	102,154	858,094

		97,376,501
COMPUTERS—1.47%
Agilysys Inc.	168,274	1,125,753
CACI International Inc. Class A(a)	252,295	10,717,492
CIBER Inc.(a)	581,749	1,611,445
Hutchinson Technology Inc.(a)(b)	194,535	842,336
Insight Enterprises Inc.(a)	386,615	5,087,853
Integral Systems Inc.(a)	76,294	484,467
MTS Systems Corp.	82,160	2,382,640
NCI Inc. Class A(a)	32,525	734,414
RadiSys Corp.(a)	115,155	1,096,276

		24,082,676
DISTRIBUTION & WHOLESALE—2.51%
Brightpoint Inc.(a)	589,282	4,124,974
MWI Veterinary Supply Inc.(a)	40,117	2,016,281
Pool Corp.(b)	412,752	9,047,524
ScanSource Inc.(a)	224,558	5,598,231
United Stationers Inc.(a)	201,977	11,001,687
Watsco Inc.	159,483	9,237,255

		41,025,952
DIVERSIFIED FINANCIAL SERVICES—0.77%
Investment Technology Group Inc.(a)	131,548	2,112,661
LaBranche & Co. Inc.(a)	351,847	1,505,905
National Financial Partners Corp.(a)(b)	357,026	3,488,144
Piper Jaffray Companies(a)	99,884	3,218,263
SWS Group Inc.	238,688	2,267,536

		12,592,509

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Value Index Fund

June 30, 2010

ELECTRIC—3.04%
ALLETE Inc.	251,378	8,607,183
Avista Corp.	458,027	8,945,267
Central Vermont Public Service Corp.	100,549	1,984,837
CH Energy Group Inc.	132,257	5,189,765
El Paso Electric Co.(a)	194,055	3,754,964
NorthWestern Corp.	220,872	5,786,846
UIL Holdings Corp.	250,747	6,276,198
UniSource Energy Corp.	300,972	9,083,335

		49,628,395
ELECTRICAL COMPONENTS & EQUIPMENT—0.87%
Advanced Energy Industries Inc.(a)	175,582	2,157,903
Belden Inc.	203,353	4,473,766
Encore Wire Corp.	158,987	2,891,973
Greatbatch Inc.(a)	68,289	1,523,528
Littelfuse Inc.(a)	58,744	1,856,898
Powell Industries Inc.(a)	17,094	467,350
Vicor Corp.(a)	67,008	836,930

		14,208,348
ELECTRONICS—3.81%
American Science and Engineering Inc.	34,648	2,640,524
Analogic Corp.	63,662	2,897,258
Badger Meter Inc.	54,030	2,090,421
Bel Fuse Inc. Class B	97,508	1,609,857
Benchmark Electronics Inc.(a)	525,861	8,334,897
Brady Corp. Class A	219,549	5,471,161
Checkpoint Systems Inc.(a)	330,188	5,732,064
Cogent Inc.(a)	268,591	2,420,005
CTS Corp.	284,412	2,627,967
Cubic Corp.	64,913	2,361,535
Daktronics Inc.	113,593	851,947
Electro Scientific Industries Inc.(a)	230,722	3,082,446
FEI Co.(a)	113,942	2,245,797
Keithley Instruments Inc.	60,310	532,537
LoJack Corp.(a)	153,732	567,271
Methode Electronics Inc.	205,815	2,004,638
OSI Systems Inc.(a)	73,461	2,040,012
Park Electrochemical Corp.	99,873	2,437,900
Plexus Corp.(a)	131,684	3,521,230
Rogers Corp.(a)	132,024	3,666,306
Sonic Solutions Inc.(a)(b)	105,219	878,579
Technitrol Inc.	345,351	1,091,309
Watts Water Technologies Inc. Class A	108,320	3,104,451

		62,210,112
ENERGY — ALTERNATE SOURCES—0.09%
Headwaters Inc.(a)	502,144	1,426,089

		1,426,089
ENGINEERING & CONSTRUCTION—1.36%
Dycom Industries Inc.(a)	323,518	2,766,079
EMCOR Group Inc.(a)	553,462	12,823,714
Insituform Technologies Inc. Class A(a)	328,106	6,719,611

		22,309,404

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Value Index Fund

June 30, 2010

ENTERTAINMENT—0.18%
Pinnacle Entertainment Inc.(a)	314,086	2,971,254

		2,971,254
ENVIRONMENTAL CONTROL—0.16%
Calgon Carbon Corp.(a)	195,894	2,593,637

		2,593,637
FOOD—2.03%
Diamond Foods Inc.(b)	96,723	3,975,315
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	232,192	905,549
Hain Celestial Group Inc.(a)	341,431	6,886,663
J&J Snack Foods Corp.	58,164	2,448,704
Lance Inc.	124,326	2,050,136
Nash-Finch Co.	105,162	3,592,334
Spartan Stores Inc.	187,470	2,572,089
United Natural Foods Inc.(a)	360,417	10,769,260

		33,200,050
FOREST PRODUCTS & PAPER—0.87%
Buckeye Technologies Inc.(a)	161,540	1,607,323
Clearwater Paper Corp.(a)	95,999	5,256,905
Deltic Timber Corp.	55,450	2,317,810
Neenah Paper Inc.	123,153	2,253,700
Wausau Paper Corp.(a)	410,228	2,777,244

		14,212,982
GAS—3.75%
Laclede Group Inc. (The)	186,342	6,173,511
New Jersey Resources Corp.	344,656	12,131,891
Northwest Natural Gas Co.	137,741	6,001,375
Piedmont Natural Gas Co.	598,914	15,152,524
South Jersey Industries Inc.	249,290	10,709,498
Southwest Gas Corp.	378,637	11,169,792

		61,338,591
HEALTH CARE - PRODUCTS—2.45%
CONMED Corp.(a)	244,102	4,547,620
Haemonetics Corp.(a)	85,412	4,571,250
Hanger Orthopedic Group Inc.(a)	267,503	4,804,354
ICU Medical Inc.(a)	45,296	1,457,172
Invacare Corp.	270,854	5,617,512
LCA-Vision Inc.(a)(b)	157,556	872,860
Meridian Bioscience Inc.	149,667	2,544,339
Merit Medical Systems Inc.(a)	96,849	1,556,364
Osteotech Inc.(a)	148,714	471,423
Palomar Medical Technologies Inc.(a)	154,312	1,726,751
PSS World Medical Inc.(a)	234,304	4,955,530
Symmetry Medical Inc.(a)	301,101	3,173,605
West Pharmaceutical Services Inc.	102,963	3,757,120

		40,055,900
HEALTH CARE - SERVICES—2.96%
AMERIGROUP Corp.(a)	431,614	14,018,823
AmSurg Corp.(a)	126,870	2,260,823

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Value Index Fund

June 30, 2010

Centene Corp.(a)	409,269	8,799,283
Gentiva Health Services Inc.(a)	248,865	6,721,844
Magellan Health Services Inc.(a)	278,162	10,102,844
MedCath Corp.(a)	155,444	1,221,790
Molina Healthcare Inc.(a)	111,964	3,224,563
Res-Care Inc.(a)	214,436	2,071,452

		48,421,422
HOME BUILDERS—0.67%
M/I Homes Inc.(a)	154,932	1,493,545
Meritage Homes Corp.(a)	268,362	4,368,933
Skyline Corp.	56,301	1,013,981
Standard-Pacific Corp.(a)(b)	829,088	2,760,863
Winnebago Industries Inc.(a)(b)	126,480	1,257,211

		10,894,533
HOME FURNISHINGS—0.36%
Audiovox Corp. Class A(a)	153,978	1,131,738
Ethan Allen Interiors Inc.(b)	219,247	3,067,266
La-Z-Boy Inc.(a)(b)	224,536	1,668,302

		5,867,306
HOUSEHOLD PRODUCTS & WARES—0.96%
Blyth Inc.	49,898	1,700,025
Central Garden & Pet Co. Class A(a)	538,909	4,834,014
Helen of Troy Ltd.(a)(b)	256,346	5,654,993
Kid Brands Inc.(a)	103,920	730,557
Standard Register Co. (The)	107,525	337,628
WD-40 Co.	72,327	2,415,722

		15,672,939
HOUSEWARES—0.42%
Toro Co. (The)	138,552	6,805,674

		6,805,674
INSURANCE—3.91%
American Physicians Capital Inc.	68,703	2,119,487
Amerisafe Inc.(a)	157,688	2,767,424
Delphi Financial Group Inc. Class A	187,299	4,571,969
Employers Holdings Inc.	240,993	3,549,827
Horace Mann Educators Corp.	328,060	5,019,318
Infinity Property and Casualty Corp.	110,510	5,103,352
Navigators Group Inc. (The)(a)	64,968	2,672,134
Presidential Life Corp.	173,473	1,578,604
ProAssurance Corp.(a)	271,356	15,402,167
RLI Corp.	89,723	4,711,355
Safety Insurance Group Inc.	126,906	4,698,060
Selective Insurance Group Inc.	443,989	6,597,676
Stewart Information Services Corp.(b)	154,199	1,390,875
United Fire & Casualty Co.	185,308	3,672,805

		63,855,053
INTERNET—0.35%
InfoSpace Inc.(a)	298,936	2,247,999
PCTEL Inc.(a)	158,599	799,339
United Online Inc.	474,061	2,730,591

		5,777,929

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Value Index Fund

June 30, 2010

IRON & STEEL—0.26%
Gibraltar Industries Inc.(a)	253,256	2,557,886
Olympic Steel Inc.	75,665	1,738,025

		4,295,911
LEISURE TIME—0.86%
Arctic Cat Inc.(a)	101,308	922,916
Brunswick Corp.	738,555	9,180,239
Callaway Golf Co.(b)	538,787	3,254,273
Multimedia Games Inc.(a)	97,610	439,245
Nautilus Inc.(a)	170,171	258,660

		14,055,333
LODGING—0.16%
Marcus Corp.	175,158	1,656,995
Monarch Casino & Resort Inc.(a)	95,230	964,680

		2,621,675
MACHINERY—2.55%
Albany International Corp. Class A	230,994	3,739,793
Applied Industrial Technologies Inc.	310,736	7,867,835
Astec Industries Inc.(a)	166,366	4,613,329
Briggs & Stratton Corp.	417,432	7,104,693
Cascade Corp.	76,819	2,735,524
Cognex Corp.	149,421	2,626,821
Gerber Scientific Inc.(a)	209,788	1,122,366
Intermec Inc.(a)	413,433	4,237,688
Lindsay Corp.(b)	49,843	1,579,525
Robbins & Myers Inc.	275,451	5,988,305

		41,615,879
MANUFACTURING—3.53%
A.O. Smith Corp.	90,077	4,340,811
Actuant Corp. Class A	566,807	10,672,976
Barnes Group Inc.	363,513	5,957,978
Ceradyne Inc.(a)	212,762	4,546,724
CLARCOR Inc.	222,944	7,918,971
EnPro Industries Inc.(a)	171,969	4,840,927
ESCO Technologies Inc.	104,047	2,679,210
Federal Signal Corp.	517,914	3,128,201
Griffon Corp.(a)	369,135	4,082,633
LSB Industries Inc.(a)	82,264	1,094,934
Lydall Inc.(a)	141,511	1,081,144
Myers Industries Inc.	235,903	1,908,455
Standex International Corp.	104,431	2,647,326
Tredegar Corp.	174,888	2,854,172

		57,754,462
MEDIA—0.25%
DG FastChannel Inc.(a)	70,370	2,292,655
E.W. Scripps Co. (The) Class A(a)	253,171	1,881,060

		4,173,715
METAL FABRICATE & HARDWARE—0.97%
A.M. Castle & Co.(a)	139,852	1,942,544
CIRCOR International Inc.	80,226	2,052,181
Kaydon Corp.	109,136	3,586,209
Lawson Products Inc.	33,920	575,962
Mueller Industries Inc.	314,295	7,731,657

		15,888,553

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Value Index Fund

June 30, 2010

MINING—0.51%
Brush Engineered Materials Inc.(a)	81,270	1,623,775
Century Aluminum Co.(a)	480,522	4,243,009
RTI International Metals Inc.(a)	105,739	2,549,367

		8,416,151
MISCELLANEOUS — MANUFACTURING—0.08%
John Bean Technologies Corp.	88,784	1,353,956

		1,353,956
OFFICE FURNISHINGS—0.31%
Interface Inc. Class A	472,325	5,072,770

		5,072,770
OIL & GAS—1.74%
Holly Corp.	171,500	4,558,470
Penn Virginia Corp.	379,073	7,623,158
Petroleum Development Corp.(a)	161,105	4,127,510
PetroQuest Energy Inc.(a)	216,703	1,464,912
Pioneer Drilling Co.(a)	452,901	2,567,949
Seahawk Drilling Inc.(a)	97,956	952,132
Stone Energy Corp.(a)	204,742	2,284,921
Swift Energy Co.(a)	180,299	4,851,846

		28,430,898
OIL & GAS SERVICES—1.42%
Basic Energy Services Inc.(a)	194,420	1,497,034
ION Geophysical Corp.(a)	411,048	1,430,447
Matrix Service Co.(a)	220,373	2,051,673
SEACOR Holdings Inc.(a)	75,458	5,331,862
World Fuel Services Corp.	495,817	12,861,493

		23,172,509
PHARMACEUTICALS—0.77%
Emergent BioSolutions Inc.(a)	78,832	1,288,115
Mannatech Inc.(a)(b)	132,592	263,858
PharMerica Corp.(a)	256,398	3,758,795
ViroPharma Inc.(a)	648,898	7,274,146

		12,584,914
REAL ESTATE INVESTMENT TRUSTS—7.86%
BioMed Realty Trust Inc.	511,351	8,227,638
Cedar Shopping Centers Inc.	460,718	2,773,522
Colonial Properties Trust(b)	584,615	8,494,456
EastGroup Properties Inc.	99,178	3,528,753
Entertainment Properties Trust(b)	186,044	7,082,695
Extra Space Storage Inc.	452,132	6,284,635
Franklin Street Properties Corp.	566,367	6,688,794
Healthcare Realty Trust Inc.(b)	311,658	6,847,126
Home Properties Inc.(b)	142,814	6,436,627
Inland Real Estate Corp.	600,568	4,756,499
Kilroy Realty Corp.(b)	236,114	7,019,669
Kite Realty Group Trust	526,282	2,199,859
LaSalle Hotel Properties(b)	216,045	4,444,046

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Value Index Fund

June 30, 2010

Lexington Realty Trust(b)	939,637	5,647,218
LTC Properties Inc.(b)	103,605	2,514,493
Mid-America Apartment Communities Inc.(b)	118,252	6,086,430
National Retail Properties Inc.	326,500	7,000,160
Parkway Properties Inc.	180,543	2,630,511
Pennsylvania Real Estate Investment Trust	411,658	5,030,461
Post Properties Inc.(b)	405,479	9,216,538
PS Business Parks Inc.(b)	63,688	3,552,517
Sovran Self Storage Inc.	124,590	4,289,634
Tanger Factory Outlet Centers Inc.	148,916	6,162,144
Urstadt Biddle Properties Inc. Class A(b)	97,316	1,569,707

		128,484,132
RETAIL—7.57%
Biglari Holdings Inc.(a)	4,304	1,234,818
Brown Shoe Co. Inc.	362,978	5,510,006
Cabela’s Inc.(a)(b)	339,683	4,803,118
Casey’s General Stores Inc.	425,063	14,834,699
Cato Corp. (The) Class A	143,612	3,162,336
Children’s Place Retail Stores Inc. (The)(a)	231,383	10,185,480
Christopher & Banks Corp.	300,367	1,859,272
CKE Restaurants Inc.	461,936	5,788,058
DineEquity Inc.(a)(b)	48,797	1,362,412
EZCORP Inc.(a)	172,793	3,205,310
Finish Line Inc. (The) Class A	454,593	6,332,480
Fred’s Inc. Class A	328,853	3,637,114
Genesco Inc.(a)	92,640	2,437,358
Group 1 Automotive Inc.(a)(b)	205,241	4,829,321
Haverty Furniture Companies Inc.	156,388	1,922,009
Hot Topic Inc.(a)	369,972	1,879,458
Jack in the Box Inc.(a)(b)	459,143	8,930,331
Jo-Ann Stores Inc.(a)	77,713	2,915,015
Landry’s Restaurants Inc.(a)(b)	68,056	1,664,650
Lithia Motors Inc. Class A(a)(b)	178,095	1,100,627
MarineMax Inc.(a)(b)	185,326	1,286,162
Men’s Wearhouse Inc. (The)	201,650	3,702,294
Movado Group Inc.(a)	150,392	1,606,187
O’Charley’s Inc.(a)	157,406	834,252
OfficeMax Inc.(a)	461,032	6,021,078
Papa John’s International Inc.(a)	70,950	1,640,364
Pep Boys - Manny, Moe & Jack (The)	390,746	3,462,010
Red Robin Gourmet Burgers Inc.(a)	130,630	2,241,611
Ruby Tuesday Inc.(a)	539,439	4,585,231
Ruth’s Hospitality Group Inc.(a)(b)	238,438	996,671
School Specialty Inc.(a)	134,190	2,424,813
Sonic Automotive Inc.(a)(b)	217,989	1,865,986
Stage Stores Inc.	321,068	3,429,006
Stein Mart Inc.(a)	108,914	678,534
Tuesday Morning Corp.(a)	259,888	1,036,953
Zale Corp.(a)(b)	202,506	319,959

		123,724,983
SAVINGS & LOANS—0.26%
Brookline Bancorp Inc.	291,573	2,589,168
Dime Community Bancshares Inc.	135,044	1,665,093

		4,254,261
SEMICONDUCTORS—2.89%
Actel Corp.(a)	124,253	1,592,923
ATMI Inc.(a)	116,196	1,701,109
Brooks Automation Inc.(a)	287,349	2,221,208

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Value Index Fund

June 30, 2010

Cabot Microelectronics Corp.(a)(b)	114,676	3,966,643
Cohu Inc.	197,240	2,392,521
DSP Group Inc.(a)	107,619	687,685
Exar Corp.(a)	185,358	1,284,531
Kulicke and Soffa Industries Inc.(a)	309,896	2,175,470
Micrel Inc.	176,228	1,794,001
Microsemi Corp.(a)	409,582	5,992,185
MKS Instruments Inc.(a)	417,817	7,821,534
Rudolph Technologies Inc.(a)	131,691	994,267
Standard Microsystems Corp.(a)	116,491	2,711,911
Supertex Inc.(a)	58,326	1,438,319
Ultratech Inc.(a)	108,313	1,762,253
Varian Semiconductor Equipment Associates Inc.(a)	304,904	8,738,549

		47,275,109
SOFTWARE—1.55%
Avid Technology Inc.(a)(b)	241,901	3,079,400
Digi International Inc.(a)	208,857	1,727,247
EPIQ Systems Inc.(a)	90,779	1,173,772
Omnicell Inc.(a)	92,617	1,082,693
Phoenix Technologies Ltd.(a)	140,246	405,311
Progress Software Corp.(a)	176,359	5,296,061
SYNNEX Corp.(a)	176,996	4,534,637
Take-Two Interactive Software Inc.(a)(b)	707,055	6,363,495
THQ Inc.(a)	383,587	1,657,096

		25,319,712
STORAGE & WAREHOUSING—0.10%
Mobile Mini Inc.(a)	97,621	1,589,270

		1,589,270
TELECOMMUNICATIONS—2.72%
ADPT Corp.(a)	1,007,642	2,912,085
Anixter International Inc.(a)	113,568	4,837,997
Applied Signal Technology Inc.	57,343	1,126,790
ARRIS Group Inc.(a)	530,295	5,403,706
Black Box Corp.	146,816	4,094,698
Comtech Telecommunications Corp.(a)	236,059	7,065,246
EMS Technologies Inc.(a)	127,750	1,918,805
General Communication Inc. Class A(a)	373,636	2,835,897
Harmonic Inc.(a)	810,736	4,410,404
Network Equipment Technologies Inc.(a)(b)	135,583	473,185
Newport Corp.(a)	192,602	1,744,974
Symmetricom Inc.(a)	229,361	1,167,448
Tekelec(a)	325,753	4,312,970
Tollgrade Communications Inc.(a)	107,598	677,867
USA Mobility Inc.(a)	117,719	1,520,929

		44,503,001
TEXTILES—0.33%
G&K Services Inc. Class A	155,371	3,208,411
UniFirst Corp.	50,354	2,216,583

		5,424,994
TOYS, GAMES & HOBBIES—0.31%
JAKKS Pacific Inc.(a)	233,487	3,357,543
RC2 Corp.(a)	102,859	1,657,059

		5,014,602

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Value Index Fund

June 30, 2010

TRANSPORTATION—1.81%
Arkansas Best Corp.	211,687	4,392,505
Bristow Group Inc.(a)	299,819	8,814,679
Heartland Express Inc.	211,299	3,068,061
Hub Group Inc. Class A(a)	177,958	5,340,520
Knight Transportation Inc.	200,466	4,057,432
Old Dominion Freight Line Inc.(a)	112,295	3,946,046

		29,619,243
WATER—0.16%
American States Water Co.	78,853	2,613,188

		2,613,188

TOTAL COMMON STOCKS
(Cost: $1,865,346,058)		1,632,903,061

RIGHTS—0.00%

BANKS—0.00%
Hanmi Financial Corp.(a)(b)(c)	448,753	26,925

		26,925

TOTAL RIGHTS
(Cost: $0)		26,925

SHORT-TERM INVESTMENTS—5.09%

MONEY MARKET FUNDS—5.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(d)(e)(f)	65,948,921	65,948,921
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(d)(e)(f)	15,852,373	15,852,373
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(d)(e)	1,341,031	1,341,031

		83,142,325

TOTAL SHORT-TERM INVESTMENTS
(Cost: $83,142,325)		83,142,325
TOTAL INVESTMENTS IN SECURITIES—104.98%
(Cost: $1,948,488,383)		1,716,072,311

SHORT POSITIONS(g)—0.00%

COMMON STOCKS—0.00%
Magnetek Inc.(a)	(458)	(421)

TOTAL SHORT POSITIONS
(Proceeds: $423)		(421)
Other Assets, Less Liabilities—(4.98)%		(81,461,456)

NET ASSETS—100.00%		$1,634,610,434

Schedule of Investments (Unaudited) (Continued)

iShares® S&P SmallCap 600 Value Index Fund

June 30, 2010

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
(d)	Affiliated issuer. See Note 2.
(e)	The rate quoted is the annualized seven-day yield of the fund at period end.
(f)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.
(g)	The Fund had a short position as a result of an in-kind redemption.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P/TOPIX 150 INDEX FUND

June 30, 2010

Security	Shares	Value

COMMON STOCKS—99.35%

ADVERTISING—0.31%
Dentsu Inc.	12,600	$338,601

		338,601
AGRICULTURE—0.91%
Japan Tobacco Inc.	315	988,535

		988,535
AIRLINES—0.45%
All Nippon Airways Co. Ltd.(a)	153,000	489,310

		489,310
AUTO MANUFACTURERS—10.02%
Honda Motor Co. Ltd.	107,100	3,143,165
Nissan Motor Co. Ltd.(a)	143,100	1,012,325
Suzuki Motor Corp.	25,200	500,355
Toyota Motor Corp.	180,000	6,265,115

		10,920,960
AUTO PARTS & EQUIPMENT—1.79%
Bridgestone Corp.	42,300	675,920
Denso Corp.	30,600	856,205
NOK Corp.	7,200	115,945
Toyota Industries Corp.	11,700	300,268

		1,948,338
BANKS—8.39%
Mitsubishi UFJ Financial Group Inc.	912,600	4,176,777
Mizuho Financial Group Inc.	1,018,300	1,691,605
Shinsei Bank Ltd.(b)	108,000	92,756
Sumitomo Mitsui Financial Group Inc.	91,800	2,632,935
Sumitomo Trust and Banking Co. Ltd. (The)	108,000	557,758

		9,151,831
BEVERAGES—1.05%
Asahi Breweries Ltd.	27,000	459,815
Kirin Holdings Co. Ltd.	54,000	684,688

		1,144,503
BUILDING MATERIALS—1.61%
Asahi Glass Co. Ltd.	63,000	600,169
Daikin Industries Ltd.	18,000	556,741
JS Group Corp.	17,100	329,671
Panasonic Electric Works Co. Ltd.	27,000	268,810

		1,755,391
CHEMICALS—2.83%
Asahi Kasei Corp.	81,000	427,472
JSR Corp.	12,600	214,438
Mitsubishi Chemical Holdings Corp.	76,500	353,582

Mitsui Chemicals Inc.	54,000	153,170
Nitto Denko Corp.	10,800	358,698
Shin-Etsu Chemical Co. Ltd.	25,200	1,188,948
Sumitomo Chemical Co. Ltd.	99,000	388,213

		3,084,521
COMMERCIAL SERVICES—0.65%
Dai Nippon Printing Co. Ltd.	36,000	420,251
Toppan Printing Co. Ltd.	36,000	288,439

		708,690
COMPUTERS—1.15%
Fujitsu Ltd.	126,000	798,802
TDK Corp.	8,100	449,898

		1,248,700
COSMETICS & PERSONAL CARE—1.52%
Kao Corp.	35,100	830,199
Shiseido Co. Ltd.	23,400	520,940
Unicharm Corp.	2,700	306,035

		1,657,174
DISTRIBUTION & WHOLESALE—5.00%
ITOCHU Corp.	91,800	731,371
Marubeni Corp.	108,000	562,640
Mitsubishi Corp.	97,200	2,047,472
Mitsui & Co. Ltd.	111,600	1,329,262
Sumitomo Corp.	77,400	784,584

		5,455,329
DIVERSIFIED FINANCIAL SERVICES—2.29%
Credit Saison Co. Ltd.	11,700	124,153
Daiwa Securities Group Inc.	108,000	461,340
Nomura Holdings Inc.	247,500	1,367,697
ORIX Corp.	6,930	509,041
Promise Co. Ltd.	5,850	39,864

		2,502,095
ELECTRIC—4.58%
Chubu Electric Power Co. Inc.	42,300	1,052,600
Kansai Electric Power Co. Inc. (The)	49,500	1,208,831
Kyushu Electric Power Co. Inc.	27,900	627,427
Tokyo Electric Power Co. Inc. (The)	77,400	2,108,842

		4,997,700
ELECTRICAL COMPONENTS & EQUIPMENT—4.47%
Fujikura Ltd.	18,000	79,534
Furukawa Electric Co. Ltd.	45,000	199,345
Hitachi Ltd.(a)	279,000	1,021,539
Mitsubishi Electric Corp.	126,000	996,723
SANYO Electric Co. Ltd.(a)	117,000	152,051
Sharp Corp.	54,000	577,286
Sumitomo Electric Industries Ltd.	48,600	575,028
Toshiba Corp.(a)	252,000	1,267,262

		4,868,768
ELECTRONICS—5.50%
Advantest Corp.	11,700	249,099
Fanuc Ltd.	12,600	1,443,824
Hirose Electric Co. Ltd.	1,800	166,188
Hoya Corp.	28,800	620,328
Keyence Corp.	2,751	642,594

Kyocera Corp.	10,800	886,066
Murata Manufacturing Co. Ltd.	12,600	608,713
NEC Corp.	171,000	450,254
NGK Insulators Ltd.	18,000	283,761
Secom Co. Ltd.	14,400	643,598

		5,994,425
ENGINEERING & CONSTRUCTION—0.57%
Kajima Corp.	63,000	144,525
Obayashi Corp.	45,000	180,529
Shimizu Corp.	45,000	155,611
Taisei Corp.	72,000	145,644

		626,309
ENTERTAINMENT—0.28%
Oriental Land Co. Ltd.	3,600	301,458

		301,458
FOOD—0.79%
Ajinomoto Co. Inc.	36,000	328,307
Nippon Meat Packers Inc.	9,000	112,284
Nissin Foods Holdings Co. Ltd.	5,400	199,243
Yakult Honsha Co. Ltd.	8,100	221,974

		861,808
FOREST PRODUCTS & PAPER—0.45%
Nippon Paper Group Inc.	6,300	175,352
Oji Paper Co. Ltd.	63,000	311,120

		486,472
GAS—1.10%
Osaka Gas Co. Ltd.	126,000	455,645
Tokyo Gas Co. Ltd.	162,000	741,440

		1,197,085
HAND & MACHINE TOOLS—0.45%
SMC Corp.	3,600	486,970

		486,970
HEALTH CARE - PRODUCTS—0.48%
Terumo Corp.	10,800	522,364

		522,364
HOME BUILDERS—0.28%
Sekisui House Ltd.	36,000	310,815

		310,815
HOME FURNISHINGS—3.17%
Panasonic Corp.	129,600	1,643,250
Sony Corp.	67,500	1,817,748

		3,460,998
HOUSEWARES—0.11%
TOTO Ltd.	18,000	121,031

		121,031
INSURANCE—3.34%
Dai-ichi Life Insurance Co. Ltd. (The)	639	885,314
MS&AD Insurance Group Holdings Inc.	36,000	780,698
NKSJ Holdings Inc.	103,000	615,742
Tokio Marine Holdings Inc.	51,300	1,363,517

		3,645,271

INTERNET—1.78%
SoftBank Corp.	58,500	1,567,448
Yahoo! Japan Corp.	927	373,461

		1,940,909
IRON & STEEL—2.78%
JFE Holdings Inc.	30,625	962,114
Kobe Steel Ltd.	171,000	330,444
Nippon Steel Corp.	360,000	1,204,204
Sumitomo Metal Industries Ltd.	234,000	536,806

		3,033,568
MACHINERY — CONSTRUCTION & MINING—0.98%
Komatsu Ltd.	58,500	1,069,646

		1,069,646
MACHINERY — DIVERSIFIED—0.45%
Kubota Corp.	63,000	489,818

		489,818
MANUFACTURING—2.41%
FUJIFILM Holdings Corp.	29,700	868,613
Kawasaki Heavy Industries Ltd.	99,000	242,773
Konica Minolta Holdings Inc.	36,000	351,091
Mitsubishi Heavy Industries Ltd.	216,000	754,255
Nikon Corp.	23,400	410,141

		2,626,873
MEDIA—0.15%
Nippon Television Network Corp.	1,170	161,703

		161,703
METAL FABRICATE & HARDWARE—0.17%
NSK Ltd.	27,000	190,699

		190,699
MINING—0.71%
Mitsubishi Materials Corp.(a)	81,000	218,770
Mitsui Mining & Smelting Co. Ltd.	36,000	96,418
Sumitomo Metal Mining Co. Ltd.	36,000	455,645

		770,833
OFFICE & BUSINESS EQUIPMENT—3.08%
Canon Inc.	73,850	2,779,077
Ricoh Co. Ltd.	45,000	580,235

		3,359,312
OIL & GAS—1.10%
INPEX Corp.	54	303,289
JX Holdings Inc.	149,640	738,984
TonenGeneral Sekiyu K.K.	18,000	156,628

		1,198,901
PACKAGING & CONTAINERS—0.15%
Toyo Seikan Kaisha Ltd.	10,800	159,760

		159,760
PHARMACEUTICALS—4.78%
Astellas Pharma Inc.	27,928	943,663
Daiichi Sankyo Co. Ltd.	43,203	776,277
Eisai Co. Ltd.	17,100	571,031
Ono Pharmaceutical Co. Ltd.	6,300	256,300
Shionogi & Co. Ltd.	20,700	431,123

Taisho Pharmaceutical Co. Ltd.	9,000	178,190
Takeda Pharmaceutical Co. Ltd.	47,700	2,059,148

		5,215,732
REAL ESTATE—2.47%
Daiwa House Industry Co. Ltd.	36,000	327,495
Mitsubishi Estate Co. Ltd.	81,000	1,141,451
Mitsui Fudosan Co. Ltd.	54,000	763,408
Sumitomo Realty & Development Co. Ltd.	27,000	465,917

		2,698,271
RETAIL—2.50%
AEON Co. Ltd.	44,100	470,952
Fast Retailing Co. Ltd.	3,600	550,028
Marui Group Co. Ltd.	17,100	116,525
Seven & I Holdings Co. Ltd.	51,300	1,186,700
Yamada Denki Co. Ltd.	6,030	397,275

		2,721,480
SEMICONDUCTORS—0.94%
Rohm Co. Ltd.	6,300	382,314
Tokyo Electron Ltd.	11,700	641,920

		1,024,234
TELECOMMUNICATIONS—3.67%
Nippon Telegraph and Telephone Corp.	54,000	2,221,268
NTT Data Corp.	90	335,631
NTT DoCoMo Inc.	954	1,450,028

		4,006,927
TEXTILES—0.82%
Kuraray Co. Ltd.	22,500	267,488
Teijin Ltd.	63,000	189,377
Toray Industries Inc.	90,000	435,303

		892,168
TOYS, GAMES & HOBBIES—1.97%
Nintendo Co. Ltd.	7,200	2,143,971

		2,143,971
TRANSPORTATION—4.90%
Central Japan Railway Co.	108	895,830
East Japan Railway Co.	23,400	1,568,109
Kintetsu Corp.	99,000	303,187
Mitsui O.S.K. Lines Ltd.	72,000	483,309
Nippon Express Co. Ltd.	54,000	245,926
Nippon Yusen K.K.	99,000	365,838
Odakyu Electric Railway Co. Ltd.	45,000	388,010
Tokyu Corp.	72,000	294,542
West Japan Railway Co.	117	429,710
Yamato Holdings Co. Ltd.	27,900	372,988

		5,347,449

TOTAL COMMON STOCKS
(Cost: $149,829,156)		108,327,706

SHORT-TERM INVESTMENTS—0.06%

MONEY MARKET FUNDS—0.06%

BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(c)(d)(e)	7,981	7,981
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(c)(d)(e)	1,919	1,919
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(c)(d)	49,510	49,510

		59,410

TOTAL SHORT-TERM INVESTMENTS
(Cost: $59,410)		59,410

TOTAL INVESTMENTS IN SECURITIES—99.41%
(Cost: $149,888,566)		108,387,116
Other Assets, Less Liabilities—0.59%		644,572

NET ASSETS—100.00%		$109,031,688

(a)	Non-income earning security.
(b)	All or a portion of this security represents a security on loan. See Note 3.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iShares® S&P U.S. Preferred Stock Index Fund

June 30, 2010

Security	Shares	Value

PREFERRED STOCKS—99.15%

AGRICULTURE—2.24%
Archer-Daniels-Midland Co., 6.25%(a)	2,548,473	$92,280,207

		92,280,207
AUTO MANUFACTURERS—4.63%
Ford Motor Co. Capital Trust II, 6.50%	4,326,726	191,024,953

		191,024,953
BANKS—44.54%
Bank of America Corp., 8.63%	5,201,543	129,570,436
Bank of America Corp. Series 5, 4.00%(a)	1,202,409	19,142,351
Bank of America Corp. Series E, 4.00%(a)	963,206	16,181,861
Bank of America Corp. Series H, 3.00%(a)	1,316,115	20,083,915
Bank of America Corp. Series H, 8.20%(a)	5,628,053	140,419,922
Barclays Bank PLC, 6.63%	807,754	16,429,716
Barclays Bank PLC, 7.10%	4,088,867	90,077,740
Barclays Bank PLC, 7.75%	3,341,283	78,286,261
Barclays Bank PLC Series 5, 8.13%	7,109,931	174,193,309
BNY Capital V Series F, 5.95%(a)	993,466	24,985,670
Fifth Third Capital Trust V, 7.25%	1,650,596	37,286,964
Fifth Third Capital Trust VI, 7.25%	3,266,035	73,877,712
Fifth Third Capital Trust VII, 8.88%	749,607	19,152,459
HSBC USA Inc. Series F, 3.50%	1,631,145	32,655,523
HSBC USA Inc. Series G, 4.00%(a)	872,657	17,191,343
KeyCorp Capital VIII, 7.00%	162,628	3,637,988
KeyCorp Capital IX, 6.75%	1,904,804	41,677,112
KeyCorp Capital X, 8.00%	1,223,849	29,812,962
M&T Capital Trust IV, 8.50%	1,352,596	36,330,729
National City Capital Trust II, 6.63%	6,165,135	143,277,737
PNC Capital Trust E, 7.75%(b)	1,297,442	33,499,952
Regions Financing Trust III, 8.88%	930,964	23,255,481
Santander Finance Preferred SA Series 6, 4.00%	863,004	14,369,017
Santander Finance Preferred SA Unipersonal, 6.50%	1,357,680	29,814,653
Santander Finance Preferred SA Unipersonal, 6.80%	1,199,368	27,765,369
SunTrust Capital IX, 7.88%(a)	1,910,414	48,104,224
U.S. Bancorp Series D, 7.88%(a)	1,109,140	30,623,355
UBS Preferred Funding Trust IV Series D, 1.05%	1,501,907	23,249,520
USB Capital XI, 6.60%(a)	3,461,278	84,974,375
USB Capital XII, 6.30%	1,029,113	24,369,396
Wachovia Capital Trust IV, 6.38%	2,178,900	50,136,489
Wachovia Corp., 7.25%	712,771	16,493,521
Wells Fargo & Co. Series J, 8.00%(a)	3,908,236	101,184,230
Wells Fargo Capital IV, 7.00%	6,412,075	158,827,098
Zions Capital Trust B, 8.00%(a)	1,110,555	26,497,842

		1,837,436,232
DIVERSIFIED FINANCIAL SERVICES—33.17%
Capital One Capital II, 7.50%(a)	993,751	23,820,212
Citigroup Capital VIII, 6.95%	4,754,681	103,794,686
Citigroup Capital IX, 6.00%	3,530,347	68,135,697
Citigroup Capital XVI, 6.45%(a)	2,763,411	54,494,465
Countrywide Capital V, 7.00%	4,124,494	88,965,336
Deutsche Bank Capital Funding Trust VIII, 6.38%(a)	5,784,391	120,662,396
Deutsche Bank Capital Funding Trust IX, 6.63%	1,064,707	22,688,906
Deutsche Bank Contingent Capital Trust V, 8.05%(a)	2,027,474	50,281,355
General Electric Capital Corp., 6.50%	562,619	14,656,225

Schedule of Investments (Unaudited) (Continued)

iShares® S&P U.S. Preferred Stock Index Fund

June 30, 2010

Goldman Sachs Group Inc. (The) Series A, 3.75%(a)	1,433,757	25,735,938
Goldman Sachs Group Inc. (The) Series B, 6.20%	1,579,411	36,879,247
Goldman Sachs Group Inc. (The) Series D, 4.00%(a)	2,692,115	48,538,833
HSBC Finance Corp., 6.36%(a)	2,174,879	46,063,937
JPMorgan Chase & Co. Series J, 8.63%(a)	3,587,335	95,530,731
JPMorgan Chase Capital X, 7.00%(a)	2,903,835	73,031,450
JPMorgan Chase Capital XI, 5.88%	345,817	7,946,875
JPMorgan Chase Capital XXVI, 8.00%	5,020,886	132,551,390
Morgan Stanley Capital Trust III, 6.25%	4,164,462	90,118,958
Morgan Stanley Capital Trust IV, 6.25%	359,966	7,674,475
Morgan Stanley Capital Trust VI, 6.60%(a)	2,821,924	63,747,263
Morgan Stanley Series A, 4.00%(a)	1,575,570	27,336,140
National City Capital Trust IV, 8.00%	147,134	3,713,662
Omnicare Capital Trust II Series B, 4.00%	476,153	16,951,047
RBS Capital Funding Trust V Series E, 5.90%	3,300,382	40,231,657
RBS Capital Funding Trust VII Series G, 6.08%	4,462,772	54,445,818
Repsol International Capital Ltd. Series A, 7.45%	2,007,519	50,147,825

		1,368,144,524
ELECTRIC—0.92%
American Electric Power Co. Inc., 8.75%(a)	577,397	16,525,102
FPL Group Capital Trust I, 5.88%	859,353	21,655,696

		38,180,798
INSURANCE—5.66%
Lincoln National Corp., 6.75%(a)	789,147	18,110,924
MetLife Inc., 4.00%(a)	1,735,993	38,539,045
MetLife Inc., 6.50%(a)	5,172,216	120,305,744
Prudential PLC, 6.50%	641,319	14,942,733
Prudential PLC, 6.75%	713,449	16,473,537
RenaissanceRe Holdings Ltd. Series D, 6.60%	1,157,577	24,945,784

		233,317,767
REAL ESTATE INVESTMENT TRUSTS—7.99%
Capstead Mortgage Corp. Series B, 12.50%	1,490,489	21,984,713
Developers Diversified Realty Corp. Series G, 8.00%	509,626	11,609,280
Developers Diversified Realty Corp. Series H, 7.38%	590,077	12,161,487
Developers Diversified Realty Corp. Series I, 7.50%	481,866	10,046,906
Duke Realty Corp. Series O, 8.38%	1,167,506	30,051,605
Hospitality Properties Trust Series C, 7.00%	1,334,948	29,435,603
HRPT Properties Trust Series D, 6.50%	889,152	16,591,576
Kimco Realty Corp. Series G, 7.75%	1,315,586	33,455,352
Public Storage Series I, 7.25%	2,880,042	72,749,861
Public Storage Series K, 7.25%	2,189,211	55,496,499
Public Storage Series M, 6.63%	854,263	20,809,847
Realty Income Corp. Series E, 6.75%	629,227	15,107,740

		329,500,469

TOTAL PREFERRED STOCKS
(Cost: $3,690,173,214)		4,089,884,950

SHORT-TERM INVESTMENTS—3.13%

MONEY MARKET FUNDS—3.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.28%(b)(c)(d)	85,169,858	85,169,858
BlackRock Cash Funds: Prime, SL Agency Shares
0.28%(b)(c)(d)	20,472,577	20,472,577
BlackRock Cash Funds: Treasury, SL Agency Shares
0.07%(b)(c)	23,571,052	23,571,052

		129,213,487

Schedule of Investments (Unaudited) (Continued)

iShares® S&P U.S. Preferred Stock Index Fund

June 30, 2010

TOTAL SHORT-TERM INVESTMENTS
(Cost: $129,213,487)	129,213,487

TOTAL INVESTMENTS IN SECURITIES—102.28%
(Cost: $3,819,386,701)	4,219,098,437
Other Assets, Less Liabilities—(2.28)%	(94,210,098)

NET ASSETS—100.00%	$4,124,888,339

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These notes relate only to the schedules of investments for the iShares 2012 S&P AMT-Free Municipal Series, iShares 2013 S&P AMT-Free Municipal Series, iShares 2014 S&P AMT-Free Municipal Series, iShares 2015 S&P AMT-Free Municipal Series, iShares 2016 S&P AMT-Free Municipal Series and iShares 2017 S&P AMT-Free Municipal Series, and iShares Nasdaq Biotechnology, iShares Russell Top 200, iShares Russell Top 200 Growth, iShares Russell Top 200 Value, iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth, iShares Russell 2000 Value, iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell Microcap, iShares Russell Midcap, iShares Russell Midcap Growth, iShares Russell Midcap Value, iShares S&P 100, iShares S&P 1500, iShares S&P 500, iShares S&P 500 Growth, iShares S&P 500 Value, iShares S&P Asia 50, iShares S&P Developed ex-U.S. Property, iShares S&P Emerging Markets Infrastructure, iShares S&P Europe 350, iShares S&P Global 100, iShares S&P Global Clean Energy, iShares S&P Global Consumer Discretionary Sector, iShares S&P Global Consumer Staples Sector, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Industrials Sector, iShares S&P Global Infrastructure, iShares S&P Global Materials Sector, iShares S&P Global Nuclear Energy, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Global Timber & Forestry, iShares S&P Global Utilities Sector, iShares S&P India Nifty 50, iShares S&P Latin America 40, iShares S&P MidCap 400, iShares S&P MidCap 400 Growth, iShares S&P MidCap 400 Value, iShares S&P SmallCap 600, iShares S&P SmallCap 600 Growth, iShares S&P SmallCap 600 Value, iShares S&P/TOPIX 150 and iShares S&P U.S. Preferred Stock Index Funds (each, a “Fund,” collectively, the “Funds”).

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”);

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The following table summarizes the values of each Fund’s investments according to the fair value hierarchy as of June 30, 2010. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Municipal Series / Index Fund	Level 1	Level 2	Level 3	Total
2012 S&P AMT-Free
Assets:
Municipal Bonds and Notes	$—	$14,848,949	$—	$14,848,949
Short-Term Investments	127,680	—	—	127,680

Total 2012 S&P AMT-Free	127,680	14,848,949	—	14,976,629

2013 S&P AMT-Free
Assets:
Municipal Bonds and Notes	—	14,838,833	—	14,838,833
Short-Term Investments	146,271	—	—	146,271

Total 2013 S&P AMT-Free	146,271	14,838,833	—	14,985,104

2014 S&P AMT-Free
Assets:
Municipal Bonds and Notes	—	14,878,291	—	14,878,291
Short-Term Investments	70,459	—	—	70,459

Total 2014 S&P AMT-Free	70,459	14,878,291	—	14,948,750

2015 S&P AMT-Free
Assets:
Municipal Bonds and Notes	—	15,165,398	—	15,165,398
Short-Term Investments	46,042	—	—	46,042

Total 2015 S&P AMT-Free	46,042	15,165,398	—	15,211,440

2016 S&P AMT-Free
Assets:
Municipal Bonds and Notes	—	9,955,574	—	9,955,574
Short-Term Investments	31,821	—	—	31,821

Total 2016 S&P AMT-Free	31,821	9,955,574	—	9,987,395

2017 S&P AMT-Free
Assets:
Municipal Bonds and Notes	—	15,129,113	—	15,129,113
Short-Term Investments	68,062	—	—	68,062

Total 2017 S&P AMT-Free	68,062	15,129,113	—	15,197,175

Nasdaq Biotechnology	1,451,452,285	—	—	1,451,452,285
Russell Top 200	7,197,701	—	—	7,197,701
Russell Top 200 Growth	154,413,158	—	—	154,413,158
Russell Top 200 Value	151,864,493	—	—	151,864,493
Russell 1000	4,953,965,426	—	—	4,953,965,426
Russell 1000 Growth	10,099,551,805	—	—	10,099,551,805
Russell 1000 Value	8,533,660,729	—	—	8,533,660,729
Russell 2000	13,349,646,345	—	—	13,349,646,345
Russell 2000 Growth	3,208,597,851	—	—	3,208,597,851
Russell 2000 Value	3,886,086,488	—	—	3,886,086,488
Russell 3000	2,757,891,502	—	—	2,757,891,502
Russell 3000 Growth	265,122,503	—	—	265,122,503
Russell 3000 Value	287,695,007	—	—	287,695,007
Russell Microcap	464,998,166	—	—	464,998,166
Russell Midcap	5,258,882,246	—	—	5,258,882,246
Russell Midcap Growth	2,851,448,678	—	—	2,851,448,678
Russell Midcap Value	2,616,961,272	—	—	2,616,961,272
S&P 100	2,063,933,855	—	—	2,063,933,855
S&P 1500	275,194,710	—	—	275,194,710
S&P 500
Assets:
Common Stocks	20,504,439,353	—	—	20,504,439,353
Short-Term Investments	399,288,471	—	—	399,288,471
Liabilities:
Short Positions	(6,334,676)	—	—	(6,334,676)

Total S&P 500	20,897,393,148	—	—	20,897,393,148

S&P 500 Growth
Assets:
Common Stocks	4,605,669,080	—	—	4,605,669,080
Short-Term Investments	76,661,678	—	—	76,661,678
Liabilities:
Short Positions	(1,323,040)	—	—	(1,323,040)

Total S&P 500 Growth	4,681,007,718	—	—	4,681,007,718

S&P 500 Value
Assets:
Common Stocks	3,611,351,546	—	—	3,611,351,546
Short-Term Investments	49,512,345	—	—	49,512,345
Liabilities:
Short Positions	(1,848,088)	—	—	(1,848,088)

Total S&P 500 Value	3,659,015,803	—	—	3,659,015,803

S&P Asia 50	147,798,760	—	—	147,798,760
S&P Developed ex-U.S. Property	101,678,621	—	—	101,678,621
S&P Emerging Markets Infrastructure	50,236,200	—	—	50,236,200
S&P Europe 350	1,074,091,527	—	—	1,074,091,527
S&P Global 100	716,565,714	—	—	716,565,714
S&P Global Clean Energy	67,043,633	—	—	67,043,633
S&P Global Consumer Discretionary Sector
Assets:
Common Stocks	88,295,712	—	445,995	88,741,707
Preferred Stocks	232,376	—	—	232,376
Short-Term Investments	783,441	—	—	783,441

Total S&P Global Consumer Discretionary Sector	89,311,529		445,995	89,757,524

S&P Global Consumer Staples Sector
Assets:
Common Stocks	285,142,312	—	702,315	285,844,627
Preferred Stocks	3,461,095	—	—	3,461,095
Short-Term Investments	357,818	—	—	357,818

Total S&P Global Consumer Staples Sector	288,961,225		702,315	289,663,540

S&P Global Energy Sector	909,765,841	—	—	909,765,841
S&P Global Financials Sector
Assets:
Common Stocks	232,982,818	—	81	232,982,899
Preferred Stocks	1,872,749	—	—	1,872,749
Short-Term Investments	3,057,346	—	—	3,057,346

Total S&P Global Financials Sector	237,912,913	—	81	237,912,994

S&P Global Healthcare Sector	457,628,951	—	—	457,628,951
S&P Global Industrials Sector	175,990,676	—	—	175,990,676
S&P Global Infrastructure	413,583,167	—	—	413,583,167

S&P Global Materials Sector	722,114,894	—	—	722,114,894
S&P Global Nuclear Energy	15,474,594	—	—	15,474,594
S&P Global Technology Sector	471,413,026	—	—	471,413,026
S&P Global Telecommunications Sector	264,170,498	—	—	264,170,498
S&P Global Timber & Forestry	56,103,531	—	—	56,103,531
S&P Global Utilities Sector	186,685,244	—	—	186,685,244
S&P India Nifty 50	68,433,627	—	—	68,433,627
S&P Latin America 40	2,211,166,228	—	—	2,211,166,228
S&P MidCap 400	7,421,086,132	—	—	7,421,086,132
S&P MidCap 400 Growth	2,271,907,586	—	—	2,271,907,586
S&P MidCap 400 Value	1,942,376,493	—	—	1,942,376,493
S&P SmallCap 600	5,879,024,641	—	—	5,879,024,641
S&P SmallCap 600 Growth	1,609,374,757	—	—	1,609,374,757
S&P SmallCap 600 Value
Assets:
Common Stocks	1,632,903,061	—	—	1,632,903,061
Rights	26,925	—	—	26,925
Short-Term Investments	83,142,325	—	—	83,142,325
Liabilities:
Short Positions	(421)	—	—	(421)

Total SmallCap 600 Value	1,716,071,890	—	—	1,716,071,890

S&P/TOPIX 150	108,387,116	—	—	108,387,116
S&P U.S. Preferred Stock	4,219,098,437	—	—	4,219,098,437

The Funds did not have any significant transfers between Level 1 and Level 2 during the three months ended June 30, 2010.

The following table provides the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value for the three months ended June 30, 2010:

iShares Index Fund and Asset Class	Balance at Beginning of Period	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)*	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) From Investments Still Held at End of Period
S&P Global Consumer Discretionary Sector
Common Stocks	$385,301	$60,694	$—	$—	$445,995	$60,694
S&P Global Consumer Staples Sector
Common Stocks	789,338	(87,023)	—	—	702,315	(87,023)
S&P Global Energy Sector
Common Stocks	3,002,761	—	—	(3,002,761)	—	—
S&P Global Financials Sector
Common Stocks	357,879	(7)	—	(357,791)	81	(7)
S&P/TOPIX 150
Common Stocks	985,788	—	—	(985,788)	—	—

*	The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period in which the event occurred.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of June 30, 2010, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Municipal Series / Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
2012 S&P AMT-Free	$14,913,743	$65,988	$(3,102)	$62,886
2013 S&P AMT-Free	14,898,201	90,211	(3,308)	86,903
2014 S&P AMT-Free	14,779,110	177,268	(7,628)	169,640
2015 S&P AMT-Free	15,005,010	208,077	(1,647)	206,430
2016 S&P AMT-Free	9,829,480	161,493	(3,578)	157,915
2017 S&P AMT-Free	14,934,751	269,298	(6,874)	262,424
Nasdaq Biotechnology	2,037,292,149	9,544,793	(595,384,657)	(585,839,864)
Russell Top 200	7,608,967	156,141	(567,407)	(411,266)
Russell Top 200 Growth	171,008,207	1,293,930	(17,888,979)	(16,595,049)
Russell Top 200 Value	168,867,656	150,324	(17,153,487)	(17,003,163)
Russell 1000	6,493,867,921	88,421,920	(1,628,324,415)	(1,539,902,495)
Russell 1000 Growth	11,048,399,610	505,921,081	(1,454,768,886)	(948,847,805)
Russell 1000 Value	10,744,859,797	175,030,407	(2,386,229,475)	(2,211,199,068)
Russell 2000	18,298,729,851	21,987,689	(4,971,071,195)	(4,949,083,506)
Russell 2000 Growth	3,817,353,140	41,960,860	(650,716,149)	(608,755,289)
Russell 2000 Value	4,871,978,343	87,407,450	(1,073,299,305)	(985,891,855)
Russell 3000	3,672,133,924	86,823,161	(1,001,065,583)	(914,242,422)
Russell 3000 Growth	301,029,463	11,535,921	(47,442,881)	(35,906,960)
Russell 3000 Value	408,607,299	4,874,555	(125,786,847)	(120,912,292)
Russell Microcap	599,099,276	5,990,747	(140,091,857)	(134,101,110)
Russell Midcap	6,014,402,193	301,977,067	(1,057,497,014)	(755,519,947)
Russell Midcap Growth	3,019,624,777	173,276,759	(341,452,858)	(168,176,099)
Russell Midcap Value	3,273,949,643	35,620,265	(692,608,636)	(656,988,371)
S&P 100	2,996,980,472	27,531,390	(960,578,007)	(933,046,617)
S&P 1500	337,950,762	11,747,545	(74,503,597)	(62,756,052)
S&P 500	27,811,851,594	287,611,474	(7,195,735,244)	(6,908,123,770)
S&P 500 Growth	5,133,866,293	266,458,081	(717,993,616)	(451,535,535)
S&P 500 Value	4,658,111,761	105,238,852	(1,102,486,722)	(997,247,870)
S&P Asia 50	143,466,594	12,123,983	(7,791,817)	4,332,166
S&P Developed ex-U.S. Property	143,939,017	1,122,985	(43,383,381)	(42,260,396)
S&P Emerging Markets Infrastructure	51,685,492	1,379,523	(2,828,815)	(1,449,292)
S&P Europe 350	1,483,611,383	48,703,957	(458,223,813)	(409,519,856)
S&P Global 100	1,021,116,938	7,686,788	(312,238,012)	(304,551,224)
S&P Global Clean Energy	86,964,759	3,693,042	(23,614,168)	(19,921,126)
S&P Global Consumer Discretionary Sector	86,500,449	9,212,740	(5,955,665)	3,257,075
S&P Global Consumer Staples Sector	317,632,784	9,732,406	(37,701,650)	(27,969,244)
S&P Global Energy Sector	1,130,199,664	20,235,741	(240,669,564)	(220,433,823)
S&P Global Financials Sector	364,743,288	3,442,393	(130,272,687)	(126,830,294)
S&P Global Healthcare Sector	578,572,438	10,360,225	(131,303,712)	(120,943,487)
S&P Global Industrials Sector	208,196,084	2,877,322	(35,082,730)	(32,205,408)
S&P Global Infrastructure	462,181,909	21,076,550	(69,675,292)	(48,598,742)
S&P Global Materials Sector	834,155,331	21,830,914	(133,871,351)	(112,040,437)
S&P Global Nuclear Energy	17,233,133	1,060,566	(2,819,105)	(1,758,539)
S&P Global Technology Sector	562,167,756	18,210,238	(108,964,968)	(90,754,730)
S&P Global Telecommunications Sector	373,817,657	1,583,003	(111,230,162)	(109,647,159)
S&P Global Timber & Forestry	54,888,886	4,066,714	(2,852,069)	1,214,645
S&P Global Utilities Sector	266,806,455	965,926	(81,087,137)	(80,121,211)
S&P India Nifty 50	67,420,658	3,046,694	(2,033,725)	1,012,969
S&P Latin America 40	2,693,321,321	64,668,226	(546,823,319)	(482,155,093)
S&P MidCap 400	8,211,784,744	520,176,729	(1,310,875,341)	(790,698,612)
S&P MidCap 400 Growth	2,437,609,138	115,362,666	(281,064,218)	(165,701,552)
S&P MidCap 400 Value	2,248,992,863	79,904,207	(386,520,577)	(306,616,370)
S&P SmallCap 600	7,346,562,434	247,852,760	(1,715,390,553)	(1,467,537,793)
S&P SmallCap 600 Growth	1,662,320,880	118,895,312	(171,841,435)	(52,946,123)
S&P SmallCap 600 Value	2,039,361,925	56,992,919	(380,282,533)	(323,289,614)
S&P/TOPIX 150	151,677,681	2,160,522	(45,451,087)	(43,290,565)
S&P U.S. Preferred Stock	3,851,410,400	435,276,741	(67,588,704)	367,688,037

2. TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

The iShares S&P Emerging Markets Infrastructure Index Fund, in order to improve its portfolio liquidity and its ability to track the S&P Emerging Markets Infrastructure Index, may invest in shares of other iShares Index Funds that invest in securities in the Fund’s underlying index. As of June 30, 2010, the iShares S&P Emerging Markets Infrastructure Index Fund held shares of the iShares MSCI Chile Investable Market, iShares MSCI Malaysia and iShares MSCI South Korea Index Funds.

Investments in issuers considered to be an affiliate of the Funds (excluding short-term investments) for the three months ended June 30, 2010, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Russell Top 200
BlackRock Inc.	26	7	—	33	$4,732	$31	$—
PNC Financial Services Group Inc. (The)	424	85	6	503	28,419	42	(10)

					$33,151	$73	$(10)

Russell Top 200 Growth
BlackRock Inc.	437	100	43	494	$70,840	$454	$(2,077)

Russell Top 200 Value
BlackRock Inc.	777	182	14	945	$135,513	$882	$(576)
PNC Financial Services Group Inc. (The)	18,880	3,077	422	21,535	1,216,727	1,905	716

					$1,352,240	$2,787	$140

Russell 1000
BlackRock Inc.	14,732	2,578	1,440	15,870	$2,275,758	$14,660	$28,458
PNC Financial Services Group Inc. (The)	238,706	29,491	27,233	240,964	13,614,466	23,914	228,292

					$15,890,224	$38,574	$256,750

Russell 1000 Growth
BlackRock Inc.	21,001	2,758	1,555	22,204	$3,184,054	$20,816	$33,568

Russell 1000 Value
BlackRock Inc.	33,453	4,527	2,021	35,959	$5,156,521	$34,190	$37,809
PNC Financial Services Group Inc. (The)	822,919	68,701	72,721	818,899	46,267,793	83,376	411,427

					$51,424,314	$117,566	$449,236

Russell 2000
BlackRock Kelso Capital Corp.	161,799	952,441	374,275	739,965	$7,303,455	$66,694	$53,417
PennyMac Mortgage Investment Trust	190,113	378,666	350,449	218,330	3,471,447	—	(45,536)

					$10,774,902	$66,694	$7,881

Russell 2000 Value
BlackRock Kelso Capital Corp.	95,140	383,340	26,296	452,184	$4,463,056	$33,334	$10,245
PennyMac Mortgage Investment Trust	103,766	51,298	21,551	133,513	2,122,857	—	(10,180)

					$6,585,913	$33,334	$65

Russell 3000
BlackRock Inc.	7,703	571	360	7,914	$1,134,868	$7,622	$(389)
BlackRock Kelso Capital Corp.	2,384	8,173	129	10,428	102,925	756	65
PennyMac Mortgage Investment Trust	3,542	156	160	3,538	56,254	—	(57)
PNC Financial Services Group Inc. (The)	124,732	6,354	8,194	122,892	6,943,398	12,501	59,815

					$8,237,445	$20,879	$59,434

Russell 3000 Growth
BlackRock Inc.	551	69	102	518	$74,281	$522	$1,625

Russell 3000 Value
BlackRock Inc.	1,246	49	182	1,113	$159,604	$1,129	$(936)
BlackRock Kelso Capital Corp.	553	2,275	84	2,744	27,083	167	243
PennyMac Mortgage Investment Trust	791	133	120	804	12,784	—	(351)
PNC Financial Services Group Inc. (The)	30,327	521	5,171	25,677	1,450,750	3,033	57,016

					$1,650,221	$4,329	$55,972

Russell Microcap
PennyMac Mortgage Investment Trust	25,146	17,727	7,938	34,935	$555,466	$—	$1,576

S&P 1500
PNC Financial Services Group Inc. (The)	13,828	462	684	13,606	$768,739	$1,383	$11,468

S&P 500
PNC Financial Services Group Inc. (The)	1,113,788	231,940	188,917	1,156,811	$65,359,822	$111,895	$2,433,826

S&P 500 Value
PNC Financial Services Group Inc. (The)	386,710	26,299	8,766	404,243	$22,839,729	$38,917	$79,885

S&P Emerging Markets Infrastructure
iShares MSCI Chile Investable Market Index Fund	11,200	2,800	—	14,000	$793,660	$6,896	$—
iShares MSCI Malaysia Index Fund	127,727	31,927	—	159,654	1,826,442	16,933	—
iShares MSCI South Korea Index Fund	25,322	6,328	—	31,650	1,415,071	8,382	—

					$4,035,173	$32,211	$—

S&P Global Financials Sector
PNC Financial Services Group Inc. (The)	34,000	3,776	7,056	30,720	$1,735,680	$3,400	$143,419

S&P U.S. Preferred Stock
PNC Capital Trust E	1,208,780	128,940	40,278	1,297,442	$33,499,952	$592,708	$170,754

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”) or an affiliate.

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA; such reinvestments are subject to investment risk.

As of June 30, 2010, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA or an affiliate.

Item 2.	Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	August 20, 2010

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	August 20, 2010